Brighthouse Funds Trust I
Schedule of Investments
March 31, 2025

Brighthouse Funds Trust I
Table of Contents

Glossary of Abbreviations	BHFTI-2
Schedule of Investments as of March 31, 2025
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-27
Allspring Mid Cap Value Portfolio	BHFTI-42
American Funds® Balanced Allocation Portfolio	BHFTI-46
American Funds® Aggressive Allocation Portfolio (formerly, American Funds Growth Allocation Portfolio)	BHFTI-47
American Funds® Growth Portfolio	BHFTI-48
American Funds® Moderate Allocation Portfolio	BHFTI-49
BlackRock Global Tactical Strategies Portfolio	BHFTI-50
BlackRock High Yield Portfolio	BHFTI-55
Brighthouse/Artisan International Portfolio	BHFTI-82
Brighthouse Asset Allocation 100 Portfolio	BHFTI-86
Brighthouse Balanced Plus Portfolio	BHFTI-88
Brighthouse Small Cap Value Portfolio	BHFTI-93
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-97
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-110
Brighthouse/Templeton International Bond Portfolio	BHFTI-126
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-130
CBRE Global Real Estate Portfolio	BHFTI-135
Harris Oakmark International Portfolio	BHFTI-138
Invesco Balanced-Risk Allocation Portfolio	BHFTI-141
Invesco Comstock Portfolio	BHFTI-145
Invesco Global Equity Portfolio	BHFTI-150
Invesco Small Cap Growth Portfolio	BHFTI-153
JPMorgan Core Bond Portfolio	BHFTI-157
JPMorgan Global Active Allocation Portfolio	BHFTI-174
JPMorgan Small Cap Value Portfolio	BHFTI-200
Loomis Sayles Global Allocation Portfolio	BHFTI-208
Loomis Sayles Growth Portfolio	BHFTI-220
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-223
MFS® Research International Portfolio	BHFTI-225
Morgan Stanley Discovery Portfolio	BHFTI-229
PanAgora Global Diversified Risk Portfolio	BHFTI-233
PIMCO Inflation Protected Bond Portfolio	BHFTI-246
PIMCO Total Return Portfolio	BHFTI-258
Schroders Global Multi-Asset Portfolio	BHFTI-286
SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-302
SSGA Emerging Markets Enhanced Index Portfolio II	BHFTI-311
SSGA Growth ETF Portfolio	BHFTI-320
SSGA Growth and Income ETF Portfolio	BHFTI-323
T. Rowe Price Large Cap Value Portfolio	BHFTI-326
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-330
TCW Core Fixed Income Portfolio	BHFTI-335
Victory Sycamore Mid Cap Value Portfolio	BHFTI-344
Western Asset Management Government Income Portfolio	BHFTI-348
Notes to the Schedule of Investments	BHFTI-356
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBH)	— Brown Brothers Harriman & Co.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank, Ltd.
(MLI)	— Merrill Lynch International
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(DKK)	— Danish Krone
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HKD)	— Hong Kong Dollar
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RSD)	— Serbian Dinar
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BBSW)	— Australian 3 Month Bank Bill Rate
(CDI)	— Brazil Interbank Deposit Rate
(CDX.EM.HY)	— Markit Emerging Market CDS Index
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FEDL)	— Federal Funds Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.AUS)	— Markit iTraxx Australia Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(MTN)	— Medium-Term Note
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—54.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
Airbus SE	8,560	$1,509,325
Axon Enterprise, Inc. (a)	914	480,718
BAE Systems PLC	43,374	877,692
Boeing Co. (a)	9,461	1,613,574
Dassault Aviation SA	283	94,158
Elbit Systems Ltd.	385	147,715
General Dynamics Corp.	3,201	872,529
General Electric Co.	13,538	2,709,631
Howmet Aerospace, Inc. (b)	5,109	662,791
Huntington Ingalls Industries, Inc.	494	100,796
Kongsberg Gruppen ASA	1,268	185,909
L3Harris Technologies, Inc.	2,375	497,111
Leonardo SpA	5,831	284,588
Lockheed Martin Corp.	2,642	1,180,208
Melrose Industries PLC	18,530	114,198
MTU Aero Engines AG	776	268,769
Northrop Grumman Corp.	1,716	878,609
Rheinmetall AG	628	900,682
Rolls-Royce Holdings PLC (a)	122,550	1,184,881
RTX Corp.	16,803	2,225,725
Saab AB - Class B	4,616	181,353
Safran SA	5,187	1,368,361
Singapore Technologies Engineering Ltd.	22,071	111,063
Textron, Inc.	2,303	166,392
Thales SA	1,335	358,435
TransDigm Group, Inc.	707	977,986
		19,953,199
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,497	153,293
Deutsche Post AG	13,834	590,483
DSV AS	2,945	570,061
Expeditors International of Washington, Inc.	1,766	212,361
FedEx Corp.	2,795	681,365
InPost SA (a)	3,243	47,727
SG Holdings Co. Ltd.	4,626	46,163
United Parcel Service, Inc. - Class B	9,225	1,014,658
		3,316,111
Automobile Components — 0.1%
Aisin Corp.	7,598	82,681
Aptiv PLC (a)	2,894	172,193
Bridgestone Corp.	8,271	332,174
Cie Generale des Etablissements Michelin SCA	9,661	339,007
Continental AG	1,585	110,789
Denso Corp.	27,234	337,891
Sumitomo Electric Industries Ltd.	10,301	171,908
		1,546,643
Automobiles — 0.9%
Bayerische Motoren Werke AG	4,177	333,158
Ferrari NV	1,816	774,563
Ford Motor Co.	49,101	492,483
General Motors Co.	12,551	590,274
Honda Motor Co. Ltd.	64,647	586,523
Isuzu Motors Ltd.	8,092	109,596
Security Description	Shares	Value
Automobiles—(Continued)
Mercedes-Benz Group AG	10,407	$610,300
Nissan Motor Co. Ltd. (a) (b)	32,161	81,673
Renault SA	2,770	140,761
Stellantis NV	29,213	327,132
Subaru Corp.	8,426	150,019
Suzuki Motor Corp.	22,618	275,771
Tesla, Inc. (a)	35,298	9,147,830
Toyota Motor Corp.	136,542	2,408,397
Yamaha Motor Co. Ltd.	13,282	106,142
		16,134,622
Banks — 3.1%
ABN AMRO Bank NV	6,603	139,068
AIB Group PLC	30,195	196,005
ANZ Group Holdings Ltd.	42,940	784,957
Banco Bilbao Vizcaya Argentaria SA	83,035	1,131,871
Banco BPM SpA (b)	18,562	188,747
Banco de Sabadell SA	78,388	220,686
Banco Santander SA	218,269	1,470,141
Bank Hapoalim BM	18,138	245,697
Bank Leumi Le-Israel BM	21,650	291,018
Bank of America Corp.	83,523	3,485,415
Bank of Ireland Group PLC	14,462	171,148
Banque Cantonale Vaudoise	434	47,340
Barclays PLC	211,564	794,443
BNP Paribas SA	14,663	1,221,174
BOC Hong Kong Holdings Ltd.	53,314	215,832
BPER Banca SpA	14,342	112,510
CaixaBank SA	56,866	442,594
Chiba Bank Ltd. (b)	8,193	76,925
Citigroup, Inc.	23,677	1,680,830
Citizens Financial Group, Inc.	5,514	225,909
Commerzbank AG	13,656	310,006
Commonwealth Bank of Australia	24,106	2,290,690
Concordia Financial Group Ltd.	15,156	99,895
Credit Agricole SA	15,336	278,786
Danske Bank AS	9,939	325,863
DBS Group Holdings Ltd.	29,167	1,000,995
DNB Bank ASA	12,904	339,403
Erste Group Bank AG	4,437	308,271
Fifth Third Bancorp	8,449	331,201
FinecoBank Banca Fineco SpA	8,806	174,466
Hang Seng Bank Ltd.	10,803	146,780
HSBC Holdings PLC	257,462	2,919,280
Huntington Bancshares, Inc.	18,337	275,238
ING Groep NV	45,356	887,917
Intesa Sanpaolo SpA	218,030	1,122,517
Israel Discount Bank Ltd. - Class A	17,768	123,465
Japan Post Bank Co. Ltd.	20,857	210,648
JPMorgan Chase & Co.	35,270	8,651,731
KBC Group NV	3,309	302,639
KeyCorp	12,565	200,914
Lloyds Banking Group PLC	873,526	817,246
M&T Bank Corp.	2,093	374,124
Mediobanca Banca di Credito Finanziario SpA	7,206	135,313
Mitsubishi UFJ Financial Group, Inc.	165,178	2,230,768
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Mizrahi Tefahot Bank Ltd.	2,235	$100,353
Mizuho Financial Group, Inc.	34,802	947,849
National Australia Bank Ltd.	44,315	948,674
NatWest Group PLC	110,263	646,014
Nordea Bank Abp	45,428	580,919
Oversea-Chinese Banking Corp. Ltd.	48,871	624,538
PNC Financial Services Group, Inc.	4,994	877,795
Regions Financial Corp.	11,466	249,156
Resona Holdings, Inc.	30,161	261,051
Skandinaviska Enskilda Banken AB - Class A (a) (b)	22,867	374,935
Societe Generale SA	10,379	468,589
Standard Chartered PLC	29,636	439,235
Sumitomo Mitsui Financial Group, Inc.	53,679	1,369,665
Sumitomo Mitsui Trust Group, Inc.	9,378	234,014
Svenska Handelsbanken AB - A Shares (b)	21,017	237,277
Swedbank AB - A Shares (b)	12,233	278,283
Truist Financial Corp.	16,599	683,049
U.S. Bancorp	19,677	830,763
UniCredit SpA	20,117	1,129,115
United Overseas Bank Ltd.	17,875	503,435
Wells Fargo & Co.	41,486	2,978,280
Westpac Banking Corp.	49,463	982,001
		52,745,456
Beverages — 0.7%
Anheuser-Busch InBev SA	12,949	797,339
Asahi Group Holdings Ltd.	20,827	266,315
Brown-Forman Corp. - Class B	2,297	77,960
Carlsberg AS - Class B	1,377	175,391
Coca-Cola Co.	48,838	3,497,778
Coca-Cola Europacific Partners PLC	2,985	259,785
Coca-Cola HBC AG	3,132	141,820
Constellation Brands, Inc. - Class A	1,960	359,699
Davide Campari-Milano NV	8,872	52,089
Diageo PLC	32,539	848,838
Heineken Holding NV	1,868	135,628
Heineken NV (b)	4,150	338,916
Keurig Dr. Pepper, Inc.	15,060	515,353
Kirin Holdings Co. Ltd.	11,183	155,026
Molson Coors Beverage Co. - Class B	2,172	132,210
Monster Beverage Corp. (a)	8,832	516,849
PepsiCo, Inc.	17,300	2,593,962
Pernod Ricard SA	2,908	288,854
Suntory Beverage & Food Ltd.	1,965	64,734
Treasury Wine Estates Ltd.	11,694	71,532
		11,290,078
Biotechnology — 0.8%
AbbVie, Inc.	22,268	4,665,591
Amgen, Inc.	6,776	2,111,063
Argenx SE (a)	870	513,799
Biogen, Inc. (a)	1,846	252,607
CSL Ltd.	6,975	1,091,214
Genmab AS (a)	906	176,873
Gilead Sciences, Inc.	15,720	1,761,426
Grifols SA (a)	4,299	38,301
Security Description	Shares	Value
Biotechnology—(Continued)
Incyte Corp. (a)	2,026	$122,674
Moderna, Inc. (a)	4,272	121,111
Regeneron Pharmaceuticals, Inc.	1,327	841,623
Swedish Orphan Biovitrum AB (a)	2,822	80,815
Vertex Pharmaceuticals, Inc. (a)	3,239	1,570,332
Zealand Pharma AS (a)	921	69,318
		13,416,747
Broadline Retail — 1.5%
Amazon.com, Inc. (a)	118,974	22,635,993
eBay, Inc.	6,042	409,225
Global-e Online Ltd. (a)	1,444	51,478
Next PLC	1,693	243,728
Pan Pacific International Holdings Corp.	5,486	150,169
Prosus NV	19,712	919,584
Rakuten Group, Inc. (a)	21,761	124,529
Wesfarmers Ltd.	16,353	740,999
		25,275,705
Building Products — 0.3%
A.O. Smith Corp.	1,490	97,386
AGC, Inc.	2,866	87,176
Allegion PLC	1,097	143,115
Assa Abloy AB - Class B	14,443	433,992
Builders FirstSource, Inc. (a)	1,452	181,413
Carrier Global Corp.	10,186	645,793
Cie de Saint-Gobain SA	6,472	643,331
Daikin Industries Ltd.	3,829	415,704
Geberit AG (b)	482	300,931
Johnson Controls International PLC	8,290	664,112
Kingspan Group PLC	2,228	180,187
Lennox International, Inc.	404	226,575
Masco Corp.	2,674	185,950
Nibe Industrier AB - B Shares	21,841	83,272
Rockwool AS - B Shares	136	56,444
Trane Technologies PLC	2,829	953,147
		5,298,528
Capital Markets — 1.6%
3i Group PLC	14,027	657,093
Ameriprise Financial, Inc.	1,213	587,225
Amundi SA	888	69,690
ASX Ltd.	2,794	114,249
Bank of New York Mellon Corp.	9,053	759,275
Blackrock, Inc.	1,836	1,737,737
Blackstone, Inc.	9,232	1,290,449
Cboe Global Markets, Inc.	1,320	298,703
Charles Schwab Corp.	21,495	1,682,629
CME Group, Inc.	4,545	1,205,743
CVC Capital Partners PLC (a)	3,064	60,894
Daiwa Securities Group, Inc.	19,258	128,489
Deutsche Bank AG	26,672	629,889
Deutsche Boerse AG	2,713	799,615
EQT AB	5,366	164,051
Euronext NV	1,127	163,218
FactSet Research Systems, Inc.	480	218,227
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Franklin Resources, Inc. (b)	3,910	$75,268
Futu Holdings Ltd. (ADR)	792	81,061
Goldman Sachs Group, Inc.	3,936	2,150,197
Hong Kong Exchanges & Clearing Ltd.	17,327	770,793
Intercontinental Exchange, Inc.	7,247	1,250,108
Invesco Ltd.	5,651	85,726
Japan Exchange Group, Inc.	14,329	146,810
Julius Baer Group Ltd.	2,968	205,011
KKR & Co., Inc.	8,515	984,419
London Stock Exchange Group PLC	6,892	1,022,027
Macquarie Group Ltd.	5,218	646,911
MarketAxess Holdings, Inc.	476	102,983
Moody's Corp.	1,953	909,493
Morgan Stanley	15,608	1,820,985
MSCI, Inc.	979	553,625
Nasdaq, Inc.	5,220	395,989
Nomura Holdings, Inc.	43,287	265,379
Northern Trust Corp.	2,472	243,863
Partners Group Holding AG	327	464,019
Raymond James Financial, Inc.	2,326	323,105
S&P Global, Inc.	3,973	2,018,681
SBI Holdings, Inc.	3,943	105,750
Schroders PLC	11,570	52,347
Singapore Exchange Ltd.	12,119	120,649
State Street Corp.	3,639	325,800
T. Rowe Price Group, Inc.	2,808	257,971
UBS Group AG	47,377	1,451,708
		27,397,854
Chemicals — 0.8%
Air Liquide SA	8,330	1,585,213
Air Products & Chemicals, Inc.	2,806	827,546
Akzo Nobel NV	2,461	151,724
Albemarle Corp. (b)	1,483	106,806
Arkema SA	822	62,745
Asahi Kasei Corp.	18,035	126,253
BASF SE	12,862	639,251
CF Industries Holdings, Inc.	2,195	171,539
Corteva, Inc.	8,647	544,156
Covestro AG (a)	2,588	166,220
Croda International PLC	1,912	72,459
Dow, Inc.	8,878	310,020
DSM-Firmenich AG (b)	2,680	265,607
DuPont de Nemours, Inc.	5,273	393,788
Eastman Chemical Co.	1,453	128,024
Ecolab, Inc.	3,179	805,940
EMS-Chemie Holding AG	101	68,611
Evonik Industries AG	3,694	79,718
Givaudan SA	133	571,533
ICL Group Ltd.	11,158	63,153
International Flavors & Fragrances, Inc.	3,241	251,534
Linde PLC	6,006	2,796,634
LyondellBasell Industries NV - Class A	3,269	230,138
Mitsubishi Chemical Group Corp.	19,565	96,563
Mosaic Co.	4,007	108,229
Nippon Paint Holdings Co. Ltd.	13,704	102,783
Security Description	Shares	Value
Chemicals—(Continued)
Nippon Sanso Holdings Corp.	2,449	$74,004
Nitto Denko Corp.	10,191	187,825
Novonesis (Novozymes) - B Shares	5,077	295,881
PPG Industries, Inc.	2,926	319,958
Sherwin-Williams Co.	2,923	1,020,682
Shin-Etsu Chemical Co. Ltd.	25,768	734,147
Sika AG	2,197	532,170
Syensqo SA	1,061	72,594
Symrise AG	1,913	198,133
Toray Industries, Inc.	20,004	136,605
Yara International ASA	2,386	72,243
		14,370,429
Commercial Services & Supplies — 0.3%
Brambles Ltd.	19,925	250,648
Cintas Corp.	4,327	889,328
Copart, Inc. (a)	11,060	625,885
Dai Nippon Printing Co. Ltd.	5,587	79,293
Rentokil Initial PLC	36,376	164,386
Republic Services, Inc.	2,560	619,930
Rollins, Inc.	3,543	191,428
Secom Co. Ltd.	6,036	205,509
Securitas AB - B Shares	7,088	100,264
TOPPAN Holdings, Inc.	3,479	95,039
Veralto Corp.	3,119	303,947
Waste Management, Inc.	4,607	1,066,567
		4,592,224
Communications Equipment — 0.3%
Arista Networks, Inc. (a)	13,030	1,009,564
Cisco Systems, Inc.	50,238	3,100,187
F5, Inc. (a)	727	193,578
Juniper Networks, Inc.	4,176	151,129
Motorola Solutions, Inc.	2,108	922,904
Nokia OYJ	72,700	383,382
Telefonaktiebolaget LM Ericsson - B Shares	40,028	310,519
		6,071,263
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA	2,569	146,530
Bouygues SA	2,731	107,691
Eiffage SA	989	115,328
Ferrovial SE	6,833	305,856
Kajima Corp.	5,705	116,487
Obayashi Corp.	9,380	124,707
Quanta Services, Inc.	1,862	473,283
Skanska AB - B Shares (a)	4,904	108,395
Taisei Corp.	2,351	104,051
Vinci SA	7,127	900,625
		2,502,953
Construction Materials — 0.1%
Heidelberg Materials AG	1,968	336,733
Holcim AG	7,511	807,983
James Hardie Industries PLC (a)	6,193	146,915
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction Materials—(Continued)
Martin Marietta Materials, Inc.	771	$368,638
Vulcan Materials Co.	1,666	388,678
		2,048,947
Consumer Finance — 0.2%
American Express Co.	7,001	1,883,619
Capital One Financial Corp.	4,808	862,075
Discover Financial Services	3,166	540,436
Synchrony Financial	4,904	259,618
		3,545,748
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd.	9,444	236,635
Carrefour SA	7,817	112,104
Coles Group Ltd.	19,312	236,124
Costco Wholesale Corp.	5,599	5,295,422
Dollar General Corp.	2,774	243,918
Dollar Tree, Inc. (a)	2,550	191,428
J Sainsbury PLC	25,282	76,890
Jeronimo Martins SGPS SA	4,081	86,690
Kesko OYJ - B Shares	3,936	80,542
Kobe Bussan Co. Ltd.	2,127	49,978
Koninklijke Ahold Delhaize NV	13,264	495,884
Kroger Co.	8,397	568,393
Marks & Spencer Group PLC	29,568	136,068
MatsukiyoCocokara & Co.	4,750	74,341
Seven & i Holdings Co. Ltd.	32,197	467,916
Sysco Corp.	6,171	463,072
Target Corp.	5,780	603,201
Tesco PLC	97,136	417,310
Walgreens Boots Alliance, Inc.	9,047	101,055
Walmart, Inc.	54,870	4,817,037
Woolworths Group Ltd.	17,603	326,085
		15,080,093
Containers & Packaging — 0.1%
Amcor PLC (b)	18,231	176,841
Avery Dennison Corp.	1,013	180,284
Ball Corp.	3,764	195,991
International Paper Co.	6,651	354,831
Packaging Corp. of America	1,125	222,772
SIG Group AG	4,407	81,436
Smurfit WestRock PLC	6,237	281,039
		1,493,194
Distributors — 0.0%
D'ieteren Group	310	53,409
Genuine Parts Co.	1,754	208,972
LKQ Corp.	3,279	139,489
Pool Corp. (b)	480	152,808
		554,678
Diversified Consumer Services — 0.0%
Pearson PLC	8,642	136,552
Security Description	Shares	Value
Diversified REITs — 0.3%
Activia Properties, Inc.	35	$79,398
AEW U.K. REIT PLC	8,131	10,653
Alexander & Baldwin, Inc.	3,707	63,872
American Assets Trust, Inc.	2,441	49,162
Argosy Property Ltd.	43,127	24,103
Armada Hoffler Properties, Inc.	4,016	30,160
British Land Co. PLC	51,293	244,833
Broadstone Net Lease, Inc.	9,607	163,703
Charter Hall Group	24,227	246,818
Charter Hall Long Wale REIT	33,889	78,510
Covivio SA	3,578	201,005
Custodian Property Income REIT PLC	20,904	20,427
Daiwa House REIT Investment Corp.	115	181,814
Empire State Realty Trust, Inc. - Class A	6,944	54,302
Essential Properties Realty Trust, Inc.	8,936	291,671
Global Net Lease, Inc. (b)	10,226	82,217
GPT Group	126,107	345,131
Growthpoint Properties Australia Ltd.	13,955	19,776
H&R Real Estate Investment Trust	13,249	92,528
Hankyu Hanshin REIT, Inc.	34	33,836
Heiwa Real Estate REIT, Inc.	53	44,711
Hulic Reit, Inc.	65	62,085
ICADE	1,673	38,000
KDX Realty Investment Corp.	205	201,748
Land Securities Group PLC	48,475	344,489
LondonMetric Property PLC	101,523	240,565
Mapletree Pan Asia Commercial Trust	118,004	109,797
Merlin Properties Socimi SA	19,327	207,518
Mirai Corp.	96	27,264
Mirvac Group	202,677	266,788
Mori Trust Reit, Inc.	129	53,603
NIPPON REIT Investment Corp.	89	49,158
Nomura Real Estate Master Fund, Inc.	228	216,758
NTT UD REIT Investment Corp.	73	64,658
OUE Real Estate Investment Trust	110,850	23,530
Picton Property Income Ltd.	27,988	25,979
Schroder Real Estate Investment Trust Ltd.	25,130	16,241
Sekisui House Reit, Inc.	213	113,293
SK REITs Co. Ltd.	9,390	31,344
Star Asia Investment Corp.	129	46,475
Stockland	157,043	483,427
Stoneweg European Real Estate Investment Trust	16,390	26,480
Stride Property Group	28,615	18,220
Sunlight Real Estate Investment Trust	50,020	12,291
Suntec Real Estate Investment Trust	109,578	96,172
Takara Leben Real Estate Investment Corp.	46	26,424
Tokyu REIT, Inc.	48	55,706
United Urban Investment Corp.	109	108,132
WP Carey, Inc.	11,119	701,720
		6,026,495
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	90,545	2,560,613
BT Group PLC	93,279	200,302
Cellnex Telecom SA (a)	7,635	271,015
Deutsche Telekom AG	50,281	1,861,835
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Elisa OYJ	2,050	$99,891
HKT Trust & HKT Ltd.	54,578	73,021
Infrastrutture Wireless Italiane SpA	4,700	49,764
Koninklijke KPN NV	56,036	237,239
Nippon Telegraph & Telephone Corp.	430,641	415,951
Orange SA	26,831	347,896
Singapore Telecommunications Ltd.	107,061	271,441
Swisscom AG	373	214,762
Telecom Italia SpA (a)	143,593	48,550
Telefonica SA	57,192	269,120
Telenor ASA	8,874	126,775
Telia Co. AB	34,002	122,701
Telstra Group Ltd.	58,286	153,664
Verizon Communications, Inc.	53,101	2,408,661
		9,733,201
Electric Utilities — 0.8%
Acciona SA	356	46,618
Alliant Energy Corp.	3,237	208,301
American Electric Power Co., Inc.	6,726	734,950
BKW AG	304	53,343
Chubu Electric Power Co., Inc.	9,308	100,955
CK Infrastructure Holdings Ltd.	8,905	53,331
CLP Holdings Ltd.	23,715	193,311
Constellation Energy Corp.	3,946	795,632
Contact Energy Ltd.	11,499	59,768
Duke Energy Corp.	9,788	1,193,842
Edison International	4,883	287,706
EDP SA	45,228	152,901
Endesa SA	4,578	121,238
Enel SpA	117,197	950,673
Entergy Corp.	5,409	462,415
Evergy, Inc.	2,901	200,024
Eversource Energy	4,627	287,383
Exelon Corp.	12,680	584,294
FirstEnergy Corp.	6,470	261,517
Fortum OYJ (b)	6,466	106,004
Iberdrola SA	83,929	1,356,831
Kansai Electric Power Co., Inc.	13,653	161,440
NextEra Energy, Inc.	25,939	1,838,816
NRG Energy, Inc.	2,555	243,900
Origin Energy Ltd.	24,829	164,226
PG&E Corp.	27,669	475,353
Pinnacle West Capital Corp. (b)	1,434	136,589
Power Assets Holdings Ltd.	20,083	120,265
PPL Corp.	9,313	336,292
Redeia Corp. SA	5,848	117,436
Southern Co.	13,821	1,270,841
SSE PLC	15,901	327,217
Terna - Rete Elettrica Nazionale	20,279	183,554
Verbund AG	981	69,594
Xcel Energy, Inc.	7,243	512,732
		14,169,292
Electrical Equipment — 0.6%
ABB Ltd.	22,781	1,178,944
Security Description	Shares	Value
Electrical Equipment—(Continued)
AMETEK, Inc.	2,918	$502,304
Eaton Corp. PLC	4,985	1,355,073
Emerson Electric Co.	7,113	779,869
Fuji Electric Co. Ltd.	1,899	80,644
Fujikura Ltd. (b)	3,600	132,295
GE Vernova, Inc.	3,480	1,062,374
Generac Holdings, Inc. (a)	752	95,241
Hubbell, Inc.	677	224,026
Legrand SA	3,779	400,136
Mitsubishi Electric Corp.	27,387	500,044
NIDEC Corp.	12,001	200,948
Prysmian SpA	4,049	222,256
Rockwell Automation, Inc.	1,426	368,450
Schneider Electric SE	7,877	1,823,391
Siemens Energy AG (a)	9,215	538,065
Vestas Wind Systems AS (a)	14,551	200,653
		9,664,713
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. - Class A	15,276	1,001,953
CDW Corp.	1,681	269,397
Corning, Inc.	9,724	445,165
Halma PLC	5,470	182,943
Hexagon AB - B Shares	29,917	320,572
Jabil, Inc.	1,382	188,049
Keyence Corp.	2,850	1,118,646
Keysight Technologies, Inc. (a)	2,181	326,648
Kyocera Corp.	18,450	207,917
Murata Manufacturing Co. Ltd.	24,020	373,454
Omron Corp.	2,478	69,812
Shimadzu Corp.	3,448	86,238
TDK Corp.	27,980	292,084
TE Connectivity PLC	3,763	531,787
Teledyne Technologies, Inc. (a)	588	292,654
Trimble, Inc. (a)	3,100	203,515
Yokogawa Electric Corp.	3,327	64,620
Zebra Technologies Corp. - Class A (a)	648	183,099
		6,158,553
Energy Equipment & Services — 0.1%
Baker Hughes Co.	12,489	548,892
Halliburton Co.	10,950	277,801
Schlumberger NV (b)	17,670	738,606
Tenaris SA	5,955	116,346
		1,681,645
Entertainment — 0.7%
Bollore SE	10,276	60,245
Capcom Co. Ltd.	4,997	123,214
CTS Eventim AG & Co. KGaA	899	89,816
Electronic Arts, Inc.	2,992	432,404
Konami Group Corp.	1,420	167,720
Live Nation Entertainment, Inc. (a) (b)	1,978	258,287
Netflix, Inc. (a)	5,396	5,031,932
Nexon Co. Ltd.	4,856	66,376
Nintendo Co. Ltd.	15,887	1,083,643
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Sea Ltd. (ADR) (a)	5,278	$688,726
Spotify Technology SA (a)	2,219	1,220,517
Take-Two Interactive Software, Inc. (a)	2,070	429,008
TKO Group Holdings, Inc.	840	128,360
Toho Co. Ltd.	1,581	78,500
Universal Music Group NV	11,862	326,937
Walt Disney Co.	22,803	2,250,656
Warner Bros Discovery, Inc. (a)	28,159	302,146
		12,738,487
Financial Services — 1.9%
Adyen NV (a)	318	486,064
Apollo Global Management, Inc.	5,638	772,068
Berkshire Hathaway, Inc. - Class B (a)	23,121	12,313,782
Corpay, Inc. (a)	879	306,525
Edenred SE	3,487	113,781
Eurazeo SE	603	44,730
EXOR NV	1,433	130,394
Fidelity National Information Services, Inc.	6,681	498,937
Fiserv, Inc. (a)	7,176	1,584,676
Global Payments, Inc.	3,123	305,804
Groupe Bruxelles Lambert NV	1,197	89,498
Industrivarden AB - A Shares	1,718	63,212
Industrivarden AB - C Shares	2,231	82,045
Infratil Ltd.	13,254	78,252
Investor AB - B Shares	24,942	744,510
Jack Henry & Associates, Inc.	920	167,992
L E Lundbergforetagen AB - B Shares	1,095	54,947
M&G PLC	32,911	84,846
Mastercard, Inc. - Class A	10,273	5,630,837
Mitsubishi HC Capital, Inc.	12,705	85,461
Nexi SpA (a)	7,091	37,759
ORIX Corp.	16,617	343,794
PayPal Holdings, Inc. (a)	12,478	814,190
Sofina SA	222	56,791
Visa, Inc. - Class A (b)	21,738	7,618,299
Washington H Soul Pattinson & Co. Ltd.	3,445	74,985
Wise PLC - Class A (a)	9,602	117,589
		32,701,768
Food Products — 0.6%
Ajinomoto Co., Inc.	13,122	259,532
Archer-Daniels-Midland Co.	6,036	289,788
Associated British Foods PLC	4,727	116,920
Barry Callebaut AG	51	67,644
Bunge Global SA	1,684	128,691
Campbell's Co. (b)	2,482	99,081
Chocoladefabriken Lindt & Spruengli AG	2	262,058
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	14	188,958
Conagra Brands, Inc.	6,021	160,580
Danone SA	9,303	712,872
General Mills, Inc.	6,953	415,720
Hershey Co.	1,864	318,800
Hormel Foods Corp.	3,670	113,550
J.M. Smucker Co.	1,342	158,906
Security Description	Shares	Value
Food Products—(Continued)
JDE Peet's NV	2,462	$54,101
Kellanova	3,391	279,724
Kerry Group PLC - Class A	2,155	225,923
Kikkoman Corp. (b)	9,793	94,288
Kraft Heinz Co.	11,004	334,852
Lamb Weston Holdings, Inc.	1,799	95,887
Lotus Bakeries NV	6	53,444
McCormick & Co., Inc.	3,185	262,157
MEIJI Holdings Co. Ltd.	3,418	73,979
Mondelez International, Inc. - Class A	16,316	1,107,041
Mowi ASA	6,708	124,955
Nestle SA	37,741	3,816,653
Nissin Foods Holdings Co. Ltd.	2,835	57,728
Orkla ASA	10,103	110,911
Salmar ASA	951	45,722
Tyson Foods, Inc. - Class A	3,610	230,354
WH Group Ltd.	120,398	110,707
Wilmar International Ltd.	28,157	69,877
Yakult Honsha Co. Ltd.	3,727	70,770
		10,512,173
Gas Utilities — 0.1%
APA Group	18,663	92,335
Atmos Energy Corp. (b)	2,002	309,469
Hong Kong & China Gas Co. Ltd.	161,278	138,910
Osaka Gas Co. Ltd.	5,215	118,092
Snam SpA	29,063	150,775
Tokyo Gas Co. Ltd.	4,995	158,792
		968,373
Ground Transportation — 0.4%
Central Japan Railway Co.	11,120	211,789
CSX Corp.	24,325	715,885
East Japan Railway Co.	13,029	256,860
Grab Holdings Ltd. - Class A (a)	33,225	150,509
Hankyu Hanshin Holdings, Inc.	3,235	86,854
JB Hunt Transport Services, Inc.	1,002	148,246
MTR Corp. Ltd.	22,500	73,845
Norfolk Southern Corp.	2,856	676,444
Old Dominion Freight Line, Inc.	2,370	392,117
Tokyo Metro Co. Ltd.	4,200	51,003
Tokyu Corp. (b)	7,667	86,301
Uber Technologies, Inc. (a)	26,350	1,919,861
Union Pacific Corp.	7,622	1,800,621
West Japan Railway Co.	6,409	124,961
		6,695,296
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	21,878	2,902,117
Alcon AG	7,201	679,827
Align Technology, Inc. (a)	885	140,591
Baxter International, Inc.	6,440	220,441
Becton Dickinson & Co.	3,622	829,655
BioMerieux	597	73,780
Boston Scientific Corp. (a)	18,591	1,875,460
Cochlear Ltd.	943	155,283
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Coloplast AS - Class B	1,817	$191,057
Cooper Cos., Inc. (a)	2,518	212,393
Demant AS (a)	1,274	42,836
Dexcom, Inc. (a)	4,928	336,533
DiaSorin SpA	323	31,992
Edwards Lifesciences Corp. (a)	7,440	539,251
EssilorLuxottica SA	4,284	1,232,442
Fisher & Paykel Healthcare Corp. Ltd.	8,448	161,270
GE HealthCare Technologies, Inc.	5,768	465,535
Hologic, Inc. (a)	2,830	174,809
Hoya Corp.	5,061	570,903
IDEXX Laboratories, Inc. (a)	1,033	433,808
Insulet Corp. (a)	885	232,410
Intuitive Surgical, Inc. (a)	4,499	2,228,220
Koninklijke Philips NV	11,512	292,482
Medtronic PLC	16,174	1,453,396
Olympus Corp.	16,149	212,111
ResMed, Inc.	1,853	414,794
Siemens Healthineers AG	4,063	218,000
Smith & Nephew PLC	11,972	168,389
Solventum Corp. (a)	1,743	132,538
Sonova Holding AG	730	212,797
STERIS PLC	1,239	280,819
Straumann Holding AG	1,608	194,204
Stryker Corp.	4,332	1,612,587
Sysmex Corp.	7,217	137,303
Terumo Corp.	19,166	359,839
Zimmer Biomet Holdings, Inc.	2,511	284,195
		19,704,067
Health Care Providers & Services — 0.9%
Amplifon SpA	1,794	36,282
Cardinal Health, Inc.	3,047	419,785
Cencora, Inc.	2,177	605,402
Centene Corp. (a)	6,255	379,741
Chartwell Retirement Residences	13,779	160,670
Cigna Group	3,454	1,136,366
CVS Health Corp.	15,903	1,077,428
DaVita, Inc. (a) (b)	555	84,898
Elevance Health, Inc.	2,925	1,272,258
Fresenius Medical Care AG	2,960	146,185
Fresenius SE & Co. KGaA (a)	6,087	259,493
HCA Healthcare, Inc.	2,255	779,215
Henry Schein, Inc. (a)	1,573	107,735
Humana, Inc.	1,522	402,721
Labcorp Holdings, Inc.	1,052	244,843
McKesson Corp.	1,581	1,063,997
Molina Healthcare, Inc. (a) (b)	700	230,573
NMC Health PLC (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	1,400	236,880
Sonic Healthcare Ltd.	6,578	106,098
UnitedHealth Group, Inc.	11,608	6,079,690
Universal Health Services, Inc. - Class B	741	139,234
		14,969,494
Security Description	Shares	Value
Health Care REITs — 0.7%
Aedifica SA	2,445	$165,209
Alexandria Real Estate Equities, Inc.	10,832	1,002,068
American Healthcare REIT, Inc.	7,744	234,643
Assura PLC	165,478	98,822
Care Reit PLC	16,413	23,085
CareTrust REIT, Inc.	9,457	270,281
Cofinimmo SA	1,958	129,277
Health Care & Medical Investment Corp.	18	13,068
Healthcare Realty Trust, Inc.	18,122	306,262
HealthCo REIT	22,950	12,782
Healthpeak Properties, Inc.	44,675	903,328
Life Science REIT PLC	17,994	10,390
LTC Properties, Inc. (b)	2,277	80,720
Medical Properties Trust, Inc. (b)	30,458	183,662
National Health Investors, Inc.	2,132	157,469
NorthWest Healthcare Properties Real Estate Investment Trust	11,371	39,509
Omega Healthcare Investors, Inc.	13,840	527,027
Parkway Life Real Estate Investment Trust	19,860	61,279
Primary Health Properties PLC	67,416	82,199
Sabra Health Care REIT, Inc.	12,046	210,444
Sila Realty Trust, Inc.	2,924	78,100
Target Healthcare REIT PLC	31,856	37,932
Ventas, Inc.	26,995	1,856,176
Welltower, Inc.	39,326	6,025,136
		12,508,868
Health Care Technology — 0.0%
M3, Inc.	6,340	72,596
Pro Medicus Ltd.	829	104,765
		177,361
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	11,611	149,898
CapitaLand Ascott Trust	127,308	82,263
CDL Hospitality Trusts	45,354	27,625
DiamondRock Hospitality Co. (b)	10,537	81,346
Far East Hospitality Trust	51,960	21,731
Hoshino Resorts REIT, Inc.	30	40,609
Host Hotels & Resorts, Inc.	44,583	633,524
Invincible Investment Corp.	392	164,827
Japan Hotel REIT Investment Corp.	262	126,905
Park Hotels & Resorts, Inc.	10,447	111,574
Pebblebrook Hotel Trust (b)	6,082	61,611
RLJ Lodging Trust (b)	7,762	61,242
Ryman Hospitality Properties, Inc.	2,987	273,131
Summit Hotel Properties, Inc.	5,345	28,916
Sunstone Hotel Investors, Inc.	10,359	97,478
Xenia Hotels & Resorts, Inc.	5,193	61,070
		2,023,750
Hotels, Restaurants & Leisure — 0.9%
Accor SA	2,810	128,284
Airbnb, Inc. - Class A (a)	5,460	652,252
Amadeus IT Group SA	6,492	497,502
Aristocrat Leisure Ltd.	8,136	328,571
Booking Holdings, Inc.	417	1,921,082
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Caesars Entertainment, Inc. (a)	2,680	$67,000
Carnival Corp. (a)	13,216	258,109
Chipotle Mexican Grill, Inc. (a)	17,096	858,390
Compass Group PLC	24,459	807,524
Darden Restaurants, Inc.	1,478	307,069
Delivery Hero SE (a)	2,715	64,425
Domino's Pizza, Inc.	436	200,320
DoorDash, Inc. - Class A (a)	4,279	782,073
Entain PLC	8,753	65,953
Evolution AB	2,290	170,825
Expedia Group, Inc.	1,556	261,564
FDJ UNITED	1,468	46,147
Galaxy Entertainment Group Ltd.	31,915	125,344
Genting Singapore Ltd.	87,487	48,430
Hilton Worldwide Holdings, Inc.	3,035	690,614
InterContinental Hotels Group PLC	2,283	245,707
Las Vegas Sands Corp.	4,335	167,461
Lottery Corp. Ltd.	32,078	95,785
Marriott International, Inc. - Class A	2,886	687,445
McDonald's Corp.	9,039	2,823,512
MGM Resorts International (a)	2,822	83,644
Norwegian Cruise Line Holdings Ltd. (a)	5,546	105,152
Oriental Land Co. Ltd. (b)	15,524	305,492
PPHE Hotel Group Ltd.	1,005	15,553
Royal Caribbean Cruises Ltd.	3,123	641,589
Sands China Ltd. (a)	35,125	70,737
Sodexo SA	1,275	81,914
Starbucks Corp.	14,328	1,405,434
Whitbread PLC	2,543	80,867
Wynn Resorts Ltd.	1,130	94,355
Yum! Brands, Inc.	3,520	553,907
Zensho Holdings Co. Ltd.	1,363	73,103
		15,813,135
Household Durables — 0.3%
Barratt Redrow PLC	19,867	109,245
DR Horton, Inc.	3,577	454,744
Garmin Ltd.	1,938	420,798
Lennar Corp. - Class A	2,945	338,027
Mohawk Industries, Inc. (a)	661	75,473
NVR, Inc. (a)	38	275,287
Panasonic Holdings Corp.	33,563	402,049
PulteGroup, Inc.	2,554	262,551
Sekisui House Ltd.	8,635	193,117
Sony Group Corp.	88,559	2,255,730
		4,787,021
Household Products — 0.5%
Church & Dwight Co., Inc.	3,103	341,609
Clorox Co.	1,554	228,827
Colgate-Palmolive Co.	10,236	959,113
Essity AB - Class B (b)	8,793	249,917
Henkel AG & Co. KGaA	1,498	107,888
Kimberly-Clark Corp.	4,184	595,048
Procter & Gamble Co.	29,578	5,040,683
Reckitt Benckiser Group PLC	9,885	667,980
Security Description	Shares	Value
Household Products—(Continued)
Unicharm Corp.	16,112	$128,156
		8,319,221
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,969	111,395
EDP Renovaveis SA	4,496	37,498
Meridian Energy Ltd.	18,780	59,773
Orsted AS (a)	2,423	106,676
RWE AG	9,110	325,380
Vistra Corp.	4,292	504,052
		1,144,774
Industrial Conglomerates — 0.5%
3M Co.	6,848	1,005,697
CK Hutchison Holdings Ltd.	38,402	217,067
DCC PLC	1,426	95,202
Hikari Tsushin, Inc.	250	64,445
Hitachi Ltd.	66,747	1,545,265
Honeywell International, Inc.	8,202	1,736,774
Investment AB Latour - B Shares	2,134	58,189
Jardine Matheson Holdings Ltd.	2,360	99,755
Keppel Ltd.	20,590	105,315
Lifco AB - B Shares	3,360	118,941
Sekisui Chemical Co. Ltd.	5,441	92,717
Siemens AG	10,948	2,511,785
Smiths Group PLC	4,941	123,751
Swire Pacific Ltd. - Class A	5,865	51,704
		7,826,607
Industrial REITs — 0.9%
AIMS APAC REIT	32,560	30,678
Americold Realty Trust, Inc.	14,581	312,908
ARGAN SA	629	41,822
CapitaLand Ascendas REIT	237,210	469,824
Centuria Industrial REIT	26,962	48,740
CRE Logistics REIT, Inc.	31	30,066
Dexus Industria REIT	10,875	17,602
Dream Industrial Real Estate Investment Trust	14,054	110,358
EastGroup Properties, Inc.	2,521	444,074
ESR Kendall Square REIT Co. Ltd.	6,177	19,790
ESR-REIT	343,457	61,117
First Industrial Realty Trust, Inc.	6,776	365,633
Frasers Logistics & Commercial Trust	147,950	100,476
GLP J-Reit	238	191,559
Goodman Group	131,919	2,372,462
Goodman Property Trust	53,698	57,117
Granite Real Estate Investment Trust	3,241	151,009
Industrial & Infrastructure Fund Investment Corp.	119	92,231
Innovative Industrial Properties, Inc.	1,435	77,619
Japan Logistics Fund, Inc.	136	83,571
LaSalle Logiport REIT	96	89,233
Lineage, Inc.	3,162	185,388
LXP Industrial Trust	14,804	128,055
Mapletree Industrial Trust	101,442	158,232
Mapletree Logistics Trust	173,359	168,471
Mitsubishi Estate Logistics REIT Investment Corp.	75	57,462
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Mitsui Fudosan Logistics Park, Inc.	155	$106,518
Montea NV	1,049	74,962
Nippon Prologis REIT, Inc.	126	194,559
Prologis, Inc.	59,136	6,610,813
Rexford Industrial Realty, Inc. (b)	11,297	442,278
Segro PLC	87,966	785,083
SOSiLA Logistics REIT, Inc.	36	26,117
STAG Industrial, Inc.	9,285	335,374
Terreno Realty Corp.	4,865	307,565
Tritax Big Box REIT PLC	126,627	229,679
Urban Logistics REIT PLC	23,674	39,764
Warehouse REIT PLC	20,376	28,002
Warehouses De Pauw CVA	8,798	208,569
		15,254,780
Insurance — 1.7%
Admiral Group PLC	3,752	138,647
Aegon Ltd.	19,057	125,347
Aflac, Inc.	6,243	694,159
Ageas SA	2,167	130,196
AIA Group Ltd.	155,527	1,175,661
Allianz SE	5,563	2,120,954
Allstate Corp.	3,343	692,235
American International Group, Inc.	7,484	650,659
Aon PLC - Class A	2,728	1,088,718
Arch Capital Group Ltd.	4,729	454,835
Arthur J Gallagher & Co. (b)	3,208	1,107,530
ASR Nederland NV	2,284	131,468
Assurant, Inc.	647	135,708
Aviva PLC	38,582	278,042
AXA SA	25,528	1,089,800
Baloise Holding AG	594	124,702
Brown & Brown, Inc.	2,994	372,454
Chubb Ltd.	4,701	1,419,655
Cincinnati Financial Corp.	1,961	289,679
Dai-ichi Life Holdings, Inc.	51,976	395,685
Erie Indemnity Co. - Class A	315	132,001
Everest Group Ltd.	542	196,925
Generali	13,569	476,718
Gjensidige Forsikring ASA	2,882	66,306
Globe Life, Inc.	1,059	139,491
Hannover Rueck SE	869	257,974
Hartford Insurance Group, Inc.	3,628	448,892
Helvetia Holding AG	535	110,947
Insurance Australia Group Ltd.	34,090	165,211
Japan Post Holdings Co. Ltd.	27,696	276,664
Japan Post Insurance Co. Ltd.	2,808	56,953
Legal & General Group PLC	84,916	267,888
Loews Corp.	2,229	204,867
Marsh & McLennan Cos., Inc.	6,195	1,511,766
Medibank Pvt Ltd.	39,691	110,394
MetLife, Inc. (e)	7,302	586,278
MS&AD Insurance Group Holdings, Inc.	18,588	402,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,927	1,214,645
NN Group NV	3,876	215,737
Security Description	Shares	Value
Insurance—(Continued)
Phoenix Group Holdings PLC	10,119	$75,021
Poste Italiane SpA	6,588	117,367
Principal Financial Group, Inc.	2,654	223,918
Progressive Corp.	7,389	2,091,161
Prudential Financial, Inc.	4,465	498,651
Prudential PLC	38,178	411,899
QBE Insurance Group Ltd.	21,691	298,792
Sampo OYJ - A Shares	34,888	334,137
Sompo Holdings, Inc.	12,802	388,076
Suncorp Group Ltd.	15,603	188,935
Swiss Life Holding AG	414	377,105
Swiss Re AG	4,346	737,715
T&D Holdings, Inc.	7,021	149,553
Talanx AG	930	97,282
Tokio Marine Holdings, Inc.	25,665	989,838
Travelers Cos., Inc.	2,860	756,356
Tryg AS	4,886	116,295
Unipol Assicurazioni SpA	5,170	82,684
W.R. Berkley Corp.	3,787	269,483
Willis Towers Watson PLC	1,259	425,479
Zurich Insurance Group AG	2,108	1,470,404
		29,558,597
Interactive Media & Services — 2.2%
Alphabet, Inc. - Class A	73,577	11,377,947
Alphabet, Inc. - Class C	59,631	9,316,151
Auto Trader Group PLC	12,803	123,520
CAR Group Ltd.	5,443	108,128
LY Corp.	41,189	139,277
Match Group, Inc.	3,167	98,811
Meta Platforms, Inc. - Class A	27,623	15,920,792
REA Group Ltd.	762	105,525
Scout24 SE	1,081	112,676
		37,302,827
IT Services — 0.5%
Accenture PLC - Class A	7,890	2,461,996
Akamai Technologies, Inc. (a)	1,895	152,547
Capgemini SE	2,222	332,267
Cognizant Technology Solutions Corp. - Class A	6,239	477,283
EPAM Systems, Inc. (a)	715	120,721
Fujitsu Ltd.	25,323	503,413
Gartner, Inc. (a)	969	406,728
GoDaddy, Inc. - Class A (a)	1,781	320,829
International Business Machines Corp. (b)	11,663	2,900,122
NEC Corp.	17,855	378,926
NEXTDC Ltd. (a)	32,874	235,281
Nomura Research Institute Ltd.	5,441	176,570
NTT Data Group Corp. (b)	9,122	164,875
Obic Co. Ltd.	4,676	134,920
Otsuka Corp.	3,323	72,000
SCSK Corp.	2,210	54,536
SUNeVision Holdings Ltd.	30,000	26,856
TIS, Inc.	3,105	85,757
VeriSign, Inc. (a)	1,026	260,471
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services—(Continued)
Wix.com Ltd. (a)	762	$124,496
		9,390,594
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	8,597	288,148
Hasbro, Inc.	1,654	101,705
Shimano, Inc.	1,079	151,449
		541,302
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	3,599	421,011
Bio-Techne Corp.	1,994	116,908
Charles River Laboratories International, Inc. (a)	645	97,085
Danaher Corp.	8,073	1,654,965
Eurofins Scientific SE	1,947	103,745
IQVIA Holdings, Inc. (a)	2,110	371,993
Lonza Group AG	1,041	640,710
Mettler-Toledo International, Inc. (a)	264	311,760
Qiagen NV (a)	3,109	123,381
Revvity, Inc. (b)	1,535	162,403
Sartorius Stedim Biotech	421	83,728
Thermo Fisher Scientific, Inc.	4,825	2,400,920
Waters Corp. (a)	749	276,059
West Pharmaceutical Services, Inc.	914	204,626
		6,969,294
Machinery — 1.0%
Alfa Laval AB	4,170	178,573
Alstom SA (a)	4,989	110,451
Atlas Copco AB - A Shares	38,707	620,185
Atlas Copco AB - B Shares	22,492	317,145
Caterpillar, Inc.	6,029	1,988,364
Cummins, Inc.	1,734	543,505
Daifuku Co. Ltd.	4,664	113,807
Daimler Truck Holding AG	6,846	275,207
Deere & Co.	3,195	1,499,573
Dover Corp.	1,731	304,102
Epiroc AB - A Shares	9,496	191,805
Epiroc AB - B Shares	5,620	99,288
FANUC Corp.	13,668	373,019
Fortive Corp.	4,304	314,967
GEA Group AG	2,235	135,218
Hoshizaki Corp.	1,536	59,240
IDEX Corp.	955	172,826
Illinois Tool Works, Inc.	3,369	835,546
Indutrade AB (b)	3,938	109,427
Ingersoll Rand, Inc.	5,082	406,712
Knorr-Bremse AG	1,045	94,671
Komatsu Ltd.	12,978	376,605
Kone OYJ - Class B	4,897	270,956
Kubota Corp.	14,139	173,595
Makita Corp.	3,464	114,963
Metso OYJ (b)	8,960	92,693
Minebea Mitsumi, Inc.	5,232	76,395
Mitsubishi Heavy Industries Ltd.	46,209	789,666
Nordson Corp.	684	137,976
Security Description	Shares	Value
Machinery—(Continued)
Otis Worldwide Corp.	5,002	$516,206
PACCAR, Inc.	6,615	644,103
Parker-Hannifin Corp.	1,624	987,148
Pentair PLC	2,084	182,308
Rational AG	74	61,315
Sandvik AB	15,364	324,113
Schindler Holding AG	338	102,201
Schindler Holding AG (Participation Certificate)	587	183,390
SKF AB - B Shares (a) (b)	4,916	99,824
SMC Corp.	809	287,869
Snap-on, Inc.	661	222,764
Spirax Group PLC	1,061	85,449
Stanley Black & Decker, Inc. (b)	1,945	149,532
Techtronic Industries Co. Ltd.	19,929	240,022
Toyota Industries Corp.	2,372	202,435
Trelleborg AB - B Shares	3,071	114,558
VAT Group AG	389	140,568
Volvo AB - B Shares (a) (b)	22,891	673,214
Wartsila OYJ Abp	7,249	129,407
Westinghouse Air Brake Technologies Corp.	2,155	390,809
Xylem, Inc.	3,064	366,025
Yangzijiang Shipbuilding Holdings Ltd.	37,000	64,601
Yaskawa Electric Corp.	3,293	82,607
		17,026,948
Marine Transportation — 0.0%
AP Moller - Maersk AS - Class A	42	72,033
AP Moller - Maersk AS - Class B	66	115,484
Kawasaki Kisen Kaisha Ltd.	5,357	72,396
Kuehne & Nagel International AG (b)	696	161,150
Mitsui OSK Lines Ltd. (b)	4,967	172,323
Nippon Yusen KK	6,317	207,995
SITC International Holdings Co. Ltd.	18,964	51,547
		852,928
Media — 0.2%
Charter Communications, Inc. - Class A (a)	1,218	448,869
Comcast Corp. - Class A	47,574	1,755,481
Dentsu Group, Inc.	2,864	63,054
Fox Corp. - Class A	2,748	155,537
Fox Corp. - Class B	1,664	87,709
Informa PLC	19,168	191,743
Interpublic Group of Cos., Inc.	4,699	127,625
News Corp. - Class A	4,769	129,812
News Corp. - Class B	1,409	42,791
Omnicom Group, Inc.	2,479	205,534
Paramount Global - Class B	7,505	89,760
Publicis Groupe SA	3,298	310,756
WPP PLC	15,549	117,502
		3,726,173
Metals & Mining — 0.5%
Anglo American PLC	18,312	514,060
Antofagasta PLC	5,683	124,133
ArcelorMittal SA	6,759	195,220
BHP Group Ltd.	73,090	1,772,630
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
BlueScope Steel Ltd.	6,321	$84,498
Boliden AB	3,942	129,069
Fortescue Ltd.	24,401	236,021
Freeport-McMoRan, Inc.	18,127	686,288
Glencore PLC (a)	149,450	549,772
JFE Holdings, Inc. (b)	8,335	101,966
Newmont Corp.	14,360	693,301
Nippon Steel Corp.	13,940	297,586
Norsk Hydro ASA	20,268	118,213
Northern Star Resources Ltd.	16,494	190,450
Nucor Corp.	2,962	356,447
Rio Tinto Ltd.	5,349	388,956
Rio Tinto PLC	16,246	971,226
South32 Ltd.	65,108	131,398
Steel Dynamics, Inc.	1,786	223,393
Sumitomo Metal Mining Co. Ltd.	3,594	78,099
		7,842,726
Multi-Utilities — 0.4%
Ameren Corp.	3,404	341,762
CenterPoint Energy, Inc.	8,221	297,847
Centrica PLC	73,183	141,425
CMS Energy Corp.	3,769	283,090
Consolidated Edison, Inc.	4,370	483,278
Dominion Energy, Inc.	10,596	594,118
DTE Energy Co.	2,614	361,438
E.ON SE	32,352	488,230
Engie SA	26,320	512,866
National Grid PLC	70,494	918,414
NiSource, Inc.	5,928	237,654
Public Service Enterprise Group, Inc.	6,284	517,173
Sembcorp Industries Ltd.	12,635	59,034
Sempra	7,990	570,166
Veolia Environnement SA	10,138	348,456
WEC Energy Group, Inc.	4,007	436,683
		6,591,634
Office REITs — 0.3%
Abacus Group	25,909	17,689
Allied Properties Real Estate Investment Trust (b)	6,500	74,031
Brandywine Realty Trust (b)	8,632	38,499
BXP, Inc.	9,895	664,845
Centuria Office REIT	23,755	16,751
Champion REIT	96,286	23,530
CLS Holdings PLC	7,722	7,004
COPT Defense Properties	5,734	156,366
Cousins Properties, Inc.	8,258	243,611
Cromwell Property Group	64,537	14,977
Daiwa Office Investment Corp.	27	53,194
Derwent London PLC	5,760	137,352
Dexus	55,307	245,885
Douglas Emmett, Inc.	8,225	131,600
Easterly Government Properties, Inc. (b)	4,944	52,406
Gecina SA	3,301	310,987
Global One Real Estate Investment Corp.	50	38,128
Great Portland Estates PLC	18,039	69,585
Security Description	Shares	Value
Office REITs—(Continued)
Helical PLC	6,093	$15,638
Highwoods Properties, Inc. (b)	5,351	158,604
Ichigo Office REIT Investment Corp.	51	28,870
Inmobiliaria Colonial Socimi SA	16,923	99,844
Japan Excellent, Inc.	63	53,627
Japan Prime Realty Investment Corp.	47	106,625
Japan Real Estate Investment Corp.	343	245,820
JBG SMITH Properties (b)	4,154	66,921
JR Global Reit	5,948	10,619
Keppel REIT	121,072	77,402
Kilroy Realty Corp.	5,997	196,462
Mori Hills REIT Investment Corp.	81	72,436
Nippon Building Fund, Inc.	502	426,412
NSI NV	982	22,942
One REIT, Inc.	13	21,140
Orix JREIT, Inc.	135	158,858
Paramount Group, Inc. (b)	9,397	40,407
Piedmont Office Realty Trust, Inc. - Class A	6,288	46,343
Precinct Properties Group	68,349	43,464
Prosperity REIT	61,960	10,267
Regional REIT Ltd.	8,315	11,599
Sankei Real Estate, Inc.	24	13,644
Shinhan Alpha REIT Co. Ltd.	5,190	19,465
SL Green Realty Corp.	3,590	207,143
Vornado Realty Trust	8,993	332,651
Workspace Group PLC	7,078	38,170
		4,821,813
Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA	4,554	107,905
APA Corp.	4,666	98,079
BP PLC	232,224	1,309,818
Chevron Corp.	21,082	3,526,808
ConocoPhillips	16,093	1,690,087
Coterra Energy, Inc.	9,289	268,452
Devon Energy Corp. (b)	8,286	309,896
Diamondback Energy, Inc.	2,357	376,837
ENEOS Holdings, Inc.	39,332	206,349
Eni SpA	30,764	475,134
EOG Resources, Inc.	7,095	909,863
EQT Corp.	7,526	402,114
Equinor ASA	12,072	319,699
Expand Energy Corp.	2,653	295,332
Exxon Mobil Corp.	54,908	6,530,208
Galp Energia SGPS SA	6,013	105,734
Hess Corp.	3,486	556,819
Idemitsu Kosan Co. Ltd.	13,081	92,151
Inpex Corp.	12,750	175,471
Kinder Morgan, Inc.	24,384	695,675
Marathon Petroleum Corp.	3,986	580,720
Neste OYJ (b)	6,097	56,175
Occidental Petroleum Corp.	8,522	420,646
OMV AG	2,122	108,860
ONEOK, Inc.	7,826	776,496
Phillips 66 Co.	5,209	643,207
Repsol SA	16,677	221,596
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Santos Ltd.	46,798	$195,563
Shell PLC	87,803	3,195,619
Targa Resources Corp.	2,751	551,493
Texas Pacific Land Corp. (b)	238	315,348
TotalEnergies SE	31,085	2,009,046
Valero Energy Corp.	3,993	527,355
Williams Cos., Inc.	15,376	918,870
Woodside Energy Group Ltd.	27,361	395,861
		29,369,286
Paper & Forest Products — 0.0%
Holmen AB - B Shares	1,098	43,524
Mondi PLC	6,362	94,850
Stora Enso OYJ - R Shares	8,392	79,633
Svenska Cellulosa AB SCA - Class B (a)	8,744	115,253
UPM-Kymmene OYJ (b)	7,691	206,417
		539,677
Passenger Airlines — 0.1%
ANA Holdings, Inc.	2,259	41,619
Delta Air Lines, Inc.	8,093	352,855
Deutsche Lufthansa AG	8,647	62,593
Japan Airlines Co. Ltd.	2,039	34,823
Qantas Airways Ltd.	10,685	60,933
Singapore Airlines Ltd.	21,047	106,129
Southwest Airlines Co.	7,476	251,044
United Airlines Holdings, Inc. (a)	4,148	286,419
		1,196,415
Personal Care Products — 0.3%
Beiersdorf AG	1,429	184,990
Estee Lauder Cos., Inc. - Class A	2,954	194,964
Haleon PLC	123,939	627,308
Kao Corp.	6,686	288,925
Kenvue, Inc.	24,184	579,932
L'Oreal SA	3,463	1,285,846
Shiseido Co. Ltd.	5,754	108,781
Unilever PLC	36,002	2,144,772
		5,415,518
Pharmaceuticals — 2.4%
Astellas Pharma, Inc.	26,083	252,044
AstraZeneca PLC	22,336	3,264,287
Bayer AG	14,156	337,914
Bristol-Myers Squibb Co.	25,597	1,561,161
Chugai Pharmaceutical Co. Ltd.	9,694	442,763
Daiichi Sankyo Co. Ltd.	25,249	592,491
Eisai Co. Ltd.	3,763	104,399
Eli Lilly & Co.	9,939	8,208,719
Galderma Group AG (a)	1,200	127,730
GSK PLC	59,721	1,140,605
Hikma Pharmaceuticals PLC	2,398	60,339
Ipsen SA	544	62,685
Johnson & Johnson	30,369	5,036,395
Kyowa Kirin Co. Ltd.	3,435	49,814
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Merck & Co., Inc.	31,908	$2,864,062
Merck KGaA	1,862	254,934
Novartis AG	28,391	3,158,146
Novo Nordisk AS - Class B	46,394	3,215,678
Ono Pharmaceutical Co. Ltd.	5,387	57,836
Orion OYJ - Class B	1,562	92,877
Otsuka Holdings Co. Ltd.	6,314	327,742
Pfizer, Inc.	71,482	1,811,354
Recordati Industria Chimica e Farmaceutica SpA	1,658	93,951
Roche Holding AG	10,120	3,327,481
Roche Holding AG (Bearer Shares)	461	160,063
Sandoz Group AG	6,023	253,349
Sanofi SA	16,376	1,814,623
Shionogi & Co. Ltd.	10,890	164,174
Takeda Pharmaceutical Co. Ltd. (b)	22,891	679,811
Teva Pharmaceutical Industries Ltd. (ADR) (a)	16,144	248,133
UCB SA	1,822	321,335
Viatris, Inc.	15,056	131,138
Zoetis, Inc.	5,648	929,943
		41,147,976
Professional Services — 0.5%
Automatic Data Processing, Inc.	5,132	1,567,980
Broadridge Financial Solutions, Inc.	1,476	357,871
Bureau Veritas SA	4,579	138,442
Computershare Ltd.	7,596	186,865
Dayforce, Inc. (a)	2,006	117,010
Equifax, Inc. (b)	1,564	380,928
Experian PLC	13,254	614,289
Intertek Group PLC	2,326	150,608
Jacobs Solutions, Inc.	1,546	186,896
Leidos Holdings, Inc.	1,655	223,325
Paychex, Inc. (b)	4,042	623,600
Paycom Software, Inc.	594	129,777
Randstad NV	1,564	65,059
Recruit Holdings Co. Ltd.	20,191	1,048,929
RELX PLC	26,788	1,345,594
SGS SA	2,184	216,792
Teleperformance SE	777	78,329
Verisk Analytics, Inc.	1,781	530,061
Wolters Kluwer NV	3,437	533,855
		8,496,210
Real Estate Management & Development — 0.8%
abrdn European Logistics Income PLC	20,109	14,917
Aeon Mall Co. Ltd.	4,737	74,089
Allreal Holding AG	749	155,667
Amot Investments Ltd.	11,090	53,961
Aroundtown SA (a)	35,093	95,936
Atrium Ljungberg AB - B Shares	2,292	37,802
Azrieli Group Ltd.	2,492	167,918
CA Immobilien Anlagen AG	1,748	42,474
CapitaLand Investment Ltd.	151,741	308,062
Castellum AB (a)	21,932	241,822
Catena AB	2,072	89,682
CBRE Group, Inc. - Class A (a)	3,728	487,548
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Cibus Nordic Real Estate AB publ	3,186	$46,943
City Developments Ltd.	23,416	87,083
Citycon OYJ	4,627	16,412
CK Asset Holdings Ltd.	27,714	112,564
Corem Property Group AB - Class B (b)	31,579	14,582
CoStar Group, Inc. (a) (b)	5,316	421,187
Daito Trust Construction Co. Ltd.	828	84,685
Daiwa House Industry Co. Ltd.	8,123	268,519
Deutsche EuroShop AG	928	18,536
Deutsche Wohnen SE	2,530	55,015
Dios Fastigheter AB (a)	5,350	35,439
Entra ASA (a)	3,661	42,031
Fabege AB	11,497	93,244
Fastighets AB Balder - B Shares (a)	44,769	280,283
FastPartner AB - Class A	2,655	14,031
Grainger PLC	38,084	100,165
Grand City Properties SA (a)	3,256	34,798
Heiwa Real Estate Co. Ltd.	1,367	42,959
Henderson Land Development Co. Ltd.	20,533	59,267
Hongkong Land Holdings Ltd.	68,792	298,012
Hufvudstaden AB - A Shares	5,511	62,131
Hulic Co. Ltd. (b)	37,369	358,598
Hysan Development Co. Ltd.	31,039	50,284
Intea Fastigheter AB (a)	3,004	15,889
Intershop Holding AG	280	42,859
Kennedy-Wilson Holdings, Inc.	5,791	50,266
Kojamo OYJ (a)	8,117	73,990
LEG Immobilien SE	4,884	345,729
Lifestyle Communities Ltd.	5,623	27,642
Logistea AB - Class B (a)	7,924	10,902
Melisron Ltd.	1,293	101,144
Mitsubishi Estate Co. Ltd.	75,725	1,235,848
Mitsui Fudosan Co. Ltd.	179,421	1,601,801
Mobimo Holding AG (a)	365	129,210
Neobo Fastigheter AB (a)	6,679	10,200
New World Development Co. Ltd. (a) (b)	72,396	46,091
Nomura Real Estate Holdings, Inc.	27,570	160,384
NP3 Fastigheter AB	1,744	40,845
Nyfosa AB (a)	8,149	71,036
Pandox AB	5,433	94,117
Peach Property Group AG (a)	1,648	12,520
Platzer Fastigheter Holding AB - Class B	3,216	23,944
PSP Swiss Property AG	2,318	362,149
Public Property Invest AS (a)	6,667	11,382
Sagax AB - Class B	14,182	297,440
Samhallsbyggnadsbolaget i Norden AB	59,385	20,126
Sino Land Co. Ltd.	239,033	239,413
Sirius Real Estate Ltd.	76,930	83,979
StorageVault Canada, Inc.	12,087	32,841
Sumitomo Realty & Development Co. Ltd. (b)	26,201	983,134
Sun Hung Kai Properties Ltd.	93,995	892,253
Swire Properties Ltd.	54,149	118,998
Swiss Prime Site AG	5,040	618,933
TAG Immobilien AG (a)	7,778	106,167
Tokyo Tatemono Co. Ltd.	10,016	169,860
UOL Group Ltd.	25,330	111,415
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
VGP NV	688	$59,854
Vonovia SE	46,805	1,262,769
Wallenstam AB - Class B	20,609	88,625
Wharf Holdings Ltd.	15,121	35,999
Wharf Real Estate Investment Co. Ltd.	103,174	251,266
Wihlborgs Fastigheter AB	13,624	133,866
		14,341,532
Residential REITs — 0.8%
Advance Residence Investment Corp.	137	130,731
American Homes 4 Rent - Class A	17,325	655,058
Apartment Investment & Management Co. - Class A	7,085	62,348
AvalonBay Communities, Inc. (b)	9,072	1,947,033
Boardwalk Real Estate Investment Trust	2,089	97,406
Camden Property Trust	6,656	814,029
Canadian Apartment Properties REIT (b)	8,577	257,122
Care Property Invest NV	1,899	24,869
Centerspace	843	54,584
Comforia Residential REIT, Inc.	36	63,346
Daiwa Securities Living Investments Corp.	100	59,204
Elme Communities	4,482	77,987
Empiric Student Property PLC	31,030	34,183
Equity LifeStyle Properties, Inc. (b)	9,687	646,123
Equity Residential	23,696	1,696,160
Essex Property Trust, Inc.	4,087	1,252,952
Home Invest Belgium SA	565	10,974
Home REIT PLC (a) (c) (d)	72,879	0
Independence Realty Trust, Inc. (b)	11,510	244,357
Ingenia Communities Group	18,945	64,641
InterRent Real Estate Investment Trust (b)	7,054	55,293
Invitation Homes, Inc.	38,592	1,344,931
Irish Residential Properties REIT PLC	22,829	23,268
Killam Apartment Real Estate Investment Trust	5,991	72,897
Mid-America Apartment Communities, Inc.	7,434	1,245,790
NexPoint Residential Trust, Inc.	1,139	45,025
Nippon Accommodations Fund, Inc.	120	87,135
PRS REIT PLC	26,525	39,664
Residential Secure Income PLC	9,516	6,884
Samty Residential Investment Corp.	21	13,051
Social Housing Reit PLC	18,307	14,617
Starts Proceed Investment Corp.	13	14,940
Sun Communities, Inc.	6,329	814,163
UDR, Inc.	20,644	932,489
UMH Properties, Inc.	3,682	68,853
UNITE Group PLC	20,764	218,368
Veris Residential, Inc.	3,998	67,646
Xior Student Housing NV	1,892	56,431
		13,314,552
Retail REITs — 1.0%
Acadia Realty Trust (b)	5,968	125,030
AEON REIT Investment Corp.	91	75,096
Agree Realty Corp. (b)	5,484	423,310
Ascencio	265	12,717
Brixmor Property Group, Inc.	15,376	408,233
BWP Trust	27,829	60,256
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs—(Continued)
CapitaLand Integrated Commercial Trust	364,790	$568,031
Carmila SA	2,909	55,180
Charter Hall Retail REIT	25,205	56,383
Choice Properties Real Estate Investment Trust	14,192	137,576
Crombie Real Estate Investment Trust	5,444	53,908
Curbline Properties Corp. (b)	4,838	117,031
Eurocommercial Properties NV	2,192	59,595
Federal Realty Investment Trust	5,305	518,935
First Capital Real Estate Investment Trust	10,869	124,547
Fortune Real Estate Investment Trust	74,110	38,883
Frasers Centrepoint Trust	56,390	91,379
Frontier Real Estate Investment Corp.	132	69,641
Fukuoka REIT Corp.	44	43,541
Getty Realty Corp. (b)	2,569	80,101
Hamborner REIT AG	3,662	23,712
Hammerson PLC	25,437	81,369
HomeCo Daily Needs REIT	89,417	66,216
Immobiliare Grande Distribuzione SIIQ SpA (a)	3,352	10,187
InvenTrust Properties Corp.	3,948	115,953
Japan Metropolitan Fund Invest	359	229,302
Kimco Realty Corp.	42,375	900,045
Kite Realty Group Trust	11,060	247,412
Kiwi Property Group Ltd.	81,829	40,477
Klepierre SA	13,674	457,302
Lendlease Global Commercial REIT	87,944	33,287
Link REIT	168,745	792,719
LOTTE REIT Co. Ltd.	7,428	17,625
Macerich Co.	12,058	207,036
Mercialys SA	4,794	60,180
NETSTREIT Corp. (b)	3,961	62,782
NewRiver REIT PLC	17,768	15,931
NNN REIT, Inc.	9,572	408,246
Paragon REIT	55,950	40,330
Phillips Edison & Co., Inc.	6,254	228,208
Primaris Real Estate Investment Trust	4,925	50,960
Realty Income Corp.	55,776	3,235,566
Regency Centers Corp.	11,324	835,258
Region RE Ltd.	59,658	77,606
Retail Estates NV	646	42,163
RioCan Real Estate Investment Trust (b)	15,359	183,042
Scentre Group	341,851	717,513
Shaftesbury Capital PLC	76,484	123,864
Simon Property Group, Inc.	20,475	3,400,488
SITE Centers Corp.	2,419	31,060
SmartCentres Real Estate Investment Trust	6,653	116,920
Starhill Global REIT	75,060	27,926
Supermarket Income REIT PLC	63,802	63,245
Tanger, Inc.	5,423	183,243
Unibail-Rodamco-Westfield (a)	7,047	594,127
Urban Edge Properties	6,414	121,866
Vastned NV	571	18,159
Vicinity Ltd.	249,467	345,047
Waypoint REIT Ltd.	34,538	51,358
Wereldhave NV	1,792	31,008
		17,408,111
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. (a)	20,440	$2,100,006
Advantest Corp.	11,031	490,660
Analog Devices, Inc.	6,258	1,262,051
Applied Materials, Inc.	10,251	1,487,625
ASM International NV	675	309,270
ASML Holding NV	5,673	3,753,808
BE Semiconductor Industries NV	1,170	121,532
Broadcom, Inc.	59,126	9,899,466
Disco Corp.	1,302	268,069
Enphase Energy, Inc. (a)	1,671	103,686
First Solar, Inc. (a)	1,350	170,681
Infineon Technologies AG	18,819	621,491
Intel Corp.	54,618	1,240,375
KLA Corp.	1,676	1,139,345
Lam Research Corp.	16,192	1,177,158
Lasertec Corp.	1,133	97,192
Microchip Technology, Inc.	6,784	328,413
Micron Technology, Inc.	14,054	1,221,152
Monolithic Power Systems, Inc.	603	349,728
Nova Ltd. (a)	422	78,500
NVIDIA Corp.	308,913	33,479,991
NXP Semiconductors NV	3,206	609,332
ON Semiconductor Corp. (a)	5,316	216,308
QUALCOMM, Inc.	13,951	2,143,013
Renesas Electronics Corp.	24,300	330,078
SCREEN Holdings Co. Ltd.	1,148	74,833
Skyworks Solutions, Inc.	2,028	131,070
STMicroelectronics NV	9,756	213,551
Teradyne, Inc.	2,054	169,660
Texas Instruments, Inc.	11,483	2,063,495
Tokyo Electron Ltd.	6,434	877,344
		66,528,883
Software — 3.7%
Adobe, Inc. (a)	5,491	2,105,963
ANSYS, Inc. (a)	1,103	349,166
Autodesk, Inc. (a)	2,712	710,002
Cadence Design Systems, Inc. (a)	3,459	879,727
Check Point Software Technologies Ltd. (a)	1,268	289,003
Crowdstrike Holdings, Inc. - Class A (a) (b)	3,107	1,095,466
CyberArk Software Ltd. (a)	675	228,150
Dassault Systemes SE	9,644	367,513
Fair Isaac Corp. (a) (b)	308	568,001
Fortinet, Inc. (a)	8,024	772,390
Gen Digital, Inc.	6,841	181,560
Intuit, Inc.	3,531	2,167,999
Microsoft Corp. (f)	93,771	35,200,696
Monday.com Ltd. (a)	539	131,063
Nemetschek SE	832	96,482
Nice Ltd. (a)	906	139,372
Oracle Corp.	20,463	2,860,932
Oracle Corp. Japan	544	57,206
Palantir Technologies, Inc. - Class A (a)	25,856	2,182,246
Palo Alto Networks, Inc. (a)	8,352	1,425,185
PTC, Inc. (a)	1,518	235,214
Roper Technologies, Inc.	1,353	797,702
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Sage Group PLC	14,445	$225,652
Salesforce, Inc.	12,071	3,239,374
SAP SE	15,043	3,993,783
ServiceNow, Inc. (a)	2,598	2,068,372
Synopsys, Inc. (a)	1,950	836,257
Temenos AG	812	63,042
Trend Micro, Inc.	1,792	120,552
Tyler Technologies, Inc. (a)	540	313,951
WiseTech Global Ltd.	2,651	136,427
Workday, Inc. - Class A (a)	2,699	630,297
Xero Ltd. (a)	2,095	204,820
		64,673,565
Specialized REITs — 1.2%
Abacus Storage King	27,340	20,152
American Tower Corp.	5,894	1,282,534
Arena REIT	20,210	43,793
Big Yellow Group PLC	9,639	116,347
Charter Hall Social Infrastructure REIT	17,420	29,645
Crown Castle, Inc.	5,482	571,389
CubeSmart	11,481	490,353
Digital Core REIT Management Pte. Ltd.	45,840	24,171
Digital Realty Trust, Inc.	20,999	3,008,947
EPR Properties	3,834	201,707
Equinix, Inc.	6,176	5,035,602
Extra Space Storage, Inc.	13,408	1,990,954
Four Corners Property Trust, Inc. (b)	4,914	141,032
Gaming & Leisure Properties, Inc.	13,366	680,329
Iron Mountain, Inc. (b)	18,647	1,604,388
Keppel DC REIT	84,160	134,264
National Storage Affiliates Trust (b)	3,587	141,328
National Storage REIT	69,602	97,089
Public Storage (b)	10,105	3,024,325
Safehold, Inc.	2,638	49,383
Safestore Holdings PLC	10,974	87,028
SBA Communications Corp.	1,356	298,334
Shurgard Self Storage Ltd.	1,594	57,764
VICI Properties, Inc.	66,803	2,179,114
Weyerhaeuser Co.	9,152	267,971
		21,577,943
Specialty Retail — 0.8%
AutoZone, Inc. (a)	212	808,309
Avolta AG	1,267	55,438
Best Buy Co., Inc.	2,454	180,639
CarMax, Inc. (a)	1,940	151,165
Fast Retailing Co. Ltd.	2,799	835,860
H & M Hennes & Mauritz AB - B Shares (b)	8,164	107,780
Home Depot, Inc.	12,530	4,592,120
Industria de Diseno Textil SA	15,718	784,048
JD Sports Fashion PLC	37,347	32,844
Kingfisher PLC	26,130	85,998
Lowe's Cos., Inc.	7,122	1,661,064
Nitori Holdings Co. Ltd.	1,132	112,081
O'Reilly Automotive, Inc. (a)	725	1,038,620
Ross Stores, Inc.	4,162	531,862
Security Description	Shares	Value
Specialty Retail—(Continued)
TJX Cos., Inc.	14,180	$1,727,124
Tractor Supply Co.	6,738	371,264
Ulta Beauty, Inc. (a)	585	214,426
Williams-Sonoma, Inc.	1,553	245,529
Zalando SE (a)	3,233	111,556
ZOZO, Inc.	5,733	55,078
		13,702,805
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. (f)	189,486	42,090,525
Canon, Inc.	13,498	420,876
Dell Technologies, Inc. - Class C (b)	3,935	358,675
FUJIFILM Holdings Corp.	16,126	308,723
Hewlett Packard Enterprise Co.	16,701	257,696
HP, Inc.	11,829	327,545
Logitech International SA	2,192	186,422
NetApp, Inc.	2,564	225,222
Ricoh Co. Ltd.	7,655	80,958
Seagate Technology Holdings PLC	2,670	226,817
Seiko Epson Corp.	4,182	66,848
Super Micro Computer, Inc. (a) (b)	6,352	217,492
Western Digital Corp. (a)	4,387	177,366
		44,945,165
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	2,464	576,994
Asics Corp.	9,263	196,729
Cie Financiere Richemont SA - Class A	7,744	1,352,301
Deckers Outdoor Corp. (a)	1,914	214,004
Hermes International SCA	456	1,194,937
Kering SA	1,073	222,846
Lululemon Athletica, Inc. (a)	1,413	399,964
LVMH Moet Hennessy Louis Vuitton SE	3,964	2,474,814
Moncler SpA	3,366	207,992
NIKE, Inc. - Class B	14,900	945,852
Pandora AS	1,182	181,003
Puma SE	1,510	36,566
Ralph Lauren Corp.	503	111,032
Swatch Group AG	417	72,018
Tapestry, Inc.	2,611	183,841
		8,370,893
Tobacco — 0.4%
Altria Group, Inc.	21,378	1,283,108
British American Tobacco PLC	28,634	1,180,498
Imperial Brands PLC	11,427	422,581
Japan Tobacco, Inc.	17,264	474,098
Philip Morris International, Inc.	19,613	3,113,171
		6,473,456
Trading Companies & Distributors — 0.4%
AddTech AB - B Shares	3,746	109,812
AerCap Holdings NV	2,800	286,076
Ashtead Group PLC	6,286	339,464
Beijer Ref AB	5,547	77,841
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
Brenntag SE	1,769	$114,294
Bunzl PLC	4,765	182,572
Fastenal Co.	7,233	560,919
IMCD NV	852	113,404
ITOCHU Corp.	17,104	790,181
Marubeni Corp.	20,343	325,038
Mitsubishi Corp.	49,263	866,414
Mitsui & Co. Ltd.	36,378	683,746
MonotaRO Co. Ltd.	3,643	68,034
Reece Ltd.	3,258	32,290
Rexel SA	3,224	86,613
SGH Ltd.	2,933	91,755
Sumitomo Corp.	15,697	352,627
Toyota Tsusho Corp.	9,209	153,836
United Rentals, Inc.	824	516,401
WW Grainger, Inc.	559	552,197
		6,303,514
Transportation Infrastructure — 0.0%
Aena SME SA	1,081	253,399
Aeroports de Paris SA	499	51,037
Auckland International Airport Ltd.	24,239	112,528
Getlink SE	4,360	75,557
Transurban Group	44,730	375,874
		868,395
Water Utilities — 0.0%
American Water Works Co., Inc.	2,458	362,604
Severn Trent PLC	3,894	127,481
United Utilities Group PLC	9,828	128,170
		618,255
Wireless Telecommunication Services — 0.2%
KDDI Corp.	44,180	697,210
SoftBank Corp.	412,415	574,734
SoftBank Group Corp.	13,747	695,632
Tele2 AB - B Shares	7,878	106,211
T-Mobile U.S., Inc.	6,049	1,613,329
Vodafone Group PLC	293,005	274,196
		3,961,312
Total Common Stocks (Cost $632,042,692)		934,228,397

U.S. Treasury & Government Agencies—34.1%
Federal Agencies — 2.9%
Federal Farm Credit Banks Funding Corp.
4.125%, 01/22/26	2,135,000	2,135,028
4.625%, 03/05/26 (b)	1,425,000	1,431,864
Federal Home Loan Banks
4.125%, 01/15/27	1,565,000	1,572,062
4.625%, 06/06/25	13,630,000	13,636,585
4.625%, 11/17/26	5,685,000	5,740,771
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32	2,554,000	2,883,365
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
6.750%, 03/15/31 (b)	2,509,000	$2,854,881
Federal National Mortgage Association
6.625%, 11/15/30 (b)	10,946,000	12,338,409
7.250%, 05/15/30	7,228,000	8,286,754
		50,879,719
U.S. Treasury — 31.2%
U.S. Treasury Bonds
1.125%, 05/15/40	7,184,000	4,545,844
1.250%, 05/15/50	2,539,200	1,260,772
2.250%, 08/15/46	14,116,700	9,494,584
2.250%, 08/15/49	3,018,100	1,946,910
2.250%, 02/15/52	10,134,700	6,393,571
2.375%, 11/15/49	3,241,800	2,144,527
2.375%, 05/15/51	12,457,100	8,146,262
2.500%, 02/15/45	3,923,400	2,828,679
2.750%, 08/15/47	2,487,400	1,818,911
2.875%, 05/15/43	3,596,200	2,832,148
2.875%, 08/15/45	21,633,500	16,569,064
2.875%, 05/15/49	2,619,500	1,930,756
2.875%, 05/15/52	6,427,100	4,666,426
3.000%, 05/15/45	1,975,000	1,549,141
3.000%, 02/15/47	2,293,600	1,766,610
3.000%, 05/15/47	2,558,200	1,965,417
3.000%, 02/15/48	1,892,700	1,442,740
3.000%, 08/15/48	6,630,600	5,034,853
3.000%, 02/15/49	1,948,700	1,473,628
3.125%, 02/15/43	6,077,800	4,988,307
3.625%, 08/15/43	5,467,900	4,806,626
3.625%, 02/15/53	1,898,200	1,598,714
3.625%, 05/15/53	7,244,800	6,102,612
3.750%, 08/15/41	2,588,700	2,359,560
3.750%, 11/15/43	877,400	783,354
4.000%, 11/15/52	2,014,500	1,816,749
4.250%, 08/15/54	1,401,400	1,322,790
4.375%, 05/15/41	351,500	346,530
4.500%, 08/15/39	3,327,600	3,361,006
4.750%, 11/15/53	3,149,500	3,219,257
5.250%, 11/15/28	12,075,700	12,613,918
5.250%, 02/15/29	4,385,300	4,608,334
5.500%, 08/15/28	4,001,800	4,212,520
6.125%, 11/15/27	13,259,200	13,998,297
6.250%, 05/15/30	2,878,800	3,180,737
6.375%, 08/15/27	1,831,000	1,935,281
U.S. Treasury Notes
0.625%, 08/15/30	2,950,500	2,474,847
0.875%, 09/30/26	8,482,700	8,105,949
1.125%, 10/31/26	6,539,500	6,258,250
1.250%, 12/31/26	4,802,200	4,586,476
1.375%, 11/15/31	4,796,700	4,050,963
1.500%, 01/31/27	4,730,000	4,528,975
1.500%, 02/15/30	4,515,500	4,028,143
1.625%, 05/15/31	17,790,000	15,482,164
1.750%, 11/15/29	4,684,000	4,258,964
1.875%, 02/28/27	9,607,700	9,248,912
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
1.875%, 02/15/32	14,127,500	$12,267,747
2.000%, 11/15/26 (g)	20,721,800	20,093,670
2.250%, 02/15/27	6,859,800	6,654,274
2.250%, 08/15/27	22,370,000	21,544,232
2.250%, 11/15/27 (g)	23,594,500	22,634,130
2.375%, 05/15/27	30,298,800	29,357,880
2.375%, 05/15/29	13,154,000	12,384,286
2.625%, 02/15/29	6,069,100	5,789,352
2.750%, 08/15/32	7,848,700	7,176,042
2.875%, 05/15/28	2,762,800	2,680,024
2.875%, 05/15/32	16,169,900	14,959,684
3.125%, 11/15/28	4,377,400	4,261,809
3.375%, 05/15/33	8,062,700	7,637,204
3.500%, 04/30/28	2,837,900	2,805,198
3.500%, 09/30/29	7,136,500	7,006,872
3.500%, 02/15/33	6,097,900	5,841,121
3.625%, 03/31/28	2,769,200	2,749,080
3.625%, 05/31/28 (b)	1,413,400	1,401,806
3.625%, 08/31/29	3,972,900	3,923,084
3.625%, 09/30/31	5,842,600	5,697,220
3.750%, 12/31/28	5,386,100	5,354,330
3.750%, 12/31/30	3,543,300	3,495,133
3.875%, 12/31/27	5,689,200	5,687,867
3.875%, 08/15/33	6,278,300	6,153,224
3.875%, 08/15/34	7,095,700	6,916,090
4.000%, 02/29/28	2,804,900	2,813,117
4.000%, 06/30/28	5,729,100	5,748,346
4.000%, 01/31/29	3,185,500	3,194,210
4.000%, 02/15/34	8,198,600	8,087,150
4.125%, 10/31/27	4,147,900	4,171,394
4.125%, 03/31/29	3,453,300	3,478,525
4.125%, 11/15/32	6,941,500	6,951,804
4.250%, 02/28/29	5,982,100	6,052,203
4.250%, 06/30/29	7,470,400	7,561,446
4.250%, 11/15/34	1,518,800	1,523,309
4.375%, 08/31/28	9,731,800	9,874,356
4.375%, 11/30/28	3,178,900	3,228,322
4.375%, 05/15/34	7,966,800	8,074,476
4.500%, 05/31/29	3,715,100	3,795,642
4.500%, 11/15/33	8,051,400	8,243,879
4.625%, 09/30/28	3,891,900	3,982,508
4.625%, 04/30/29	9,214,500	9,454,581
4.625%, 02/15/35 (b)	4,346,900	4,490,891
		537,286,596
Total U.S. Treasury & Government Agencies (Cost $631,344,242)		588,166,315

Foreign Government—8.5%
Sovereign — 8.5%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	1,867,000	1,092,901
2.750%, 05/21/41 (AUD)	224,000	108,891
3.000%, 11/21/33 (AUD)	634,000	359,023
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Australia Government Bonds
3.750%, 04/21/37 (AUD)	1,257,000	$730,456
4.750%, 06/21/54 (AUD)	151,000	91,034
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	1,527,148	1,439,072
Zero Coupon, 08/15/50 (EUR)	1,204,444	610,803
0.500%, 02/15/26 (EUR)	4,586,214	4,894,004
1.250%, 08/15/48 (EUR)	263,072	199,752
2.200%, 02/15/34 (EUR)	616,167	642,161
2.500%, 08/15/54 (EUR)	389,451	373,961
3.250%, 07/04/42 (EUR)	515,973	574,237
4.250%, 07/04/39 (EUR)	1,677,500	2,082,006
5.500%, 01/04/31 (EUR)	2,832,600	3,570,900
Bundesschatzanweisungen
2.700%, 09/17/26 (EUR)	1,629,000	1,778,203
Canada Government Bonds
1.500%, 06/01/26 (CAD)	1,477,000	1,014,999
2.750%, 06/01/33 (CAD)	2,260,000	1,555,247
3.500%, 12/01/45 (CAD)	1,217,000	885,157
5.750%, 06/01/29 (CAD)	1,511,000	1,182,267
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	2,246,769	302,483
4.500%, 11/15/39 (DKK)	2,059,107	359,505
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	852,000	779,411
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,370,431
1.375%, 04/15/47 (144A) (EUR)	224,000	164,250
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	309,077	269,163
0.500%, 05/25/26 (144A) (EUR)	7,888,399	8,377,007
1.250%, 05/25/36 (144A) (EUR)	2,117,382	1,817,281
1.500%, 05/25/50 (144A) (EUR)	1,594,779	1,052,814
2.500%, 05/25/30 (144A) (EUR)	4,367,953	4,667,060
3.000%, 05/25/33 (144A) (EUR)	2,913,686	3,104,182
3.250%, 05/25/45 (144A) (EUR)	1,565,074	1,545,999
4.000%, 04/25/60 (144A) (EUR)	292,000	310,554
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	539,399	511,137
1.300%, 05/15/33 (EUR)	355,000	341,081
2.000%, 02/18/45 (EUR)	193,922	169,237
Italy Buoni Poliennali Del Tesoro
1.650%, 03/01/32 (144A) (EUR)	7,825,000	7,608,741
1.800%, 03/01/41 (144A) (EUR)	529,000	414,118
3.100%, 08/28/26 (EUR)	4,026,000	4,407,799
3.250%, 09/01/46 (144A) (EUR)	196,000	179,849
3.800%, 08/01/28 (EUR)	773,000	869,275
3.850%, 09/01/49 (144A) (EUR)	1,654,000	1,640,778
5.000%, 08/01/39 (144A) (EUR)	482,000	571,084
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	245,750,000	1,376,046
Japan Government Ten Year Bonds
0.100%, 06/20/31 (JPY)	501,750,000	3,132,065
1.200%, 12/20/34 (JPY)	48,150,000	312,803
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	2,171,269
0.500%, 09/20/46 (JPY)	196,300,000	916,010
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Japan Government Thirty Year Bonds
0.700%, 06/20/51 (JPY)	112,300,000	$498,608
0.700%, 12/20/51 (JPY)	228,000,000	1,002,856
1.800%, 09/20/43 (JPY)	76,650,000	484,220
1.900%, 09/20/42 (JPY)	354,800,000	2,298,713
2.300%, 03/20/40 (JPY)	34,600,000	241,418
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	4,298,598
1.500%, 03/20/33 (JPY)	274,550,000	1,857,747
1.700%, 09/20/32 (JPY)	125,600,000	863,926
1.700%, 09/20/33 (JPY)	119,000,000	815,633
Japan Government Two Year Bonds
0.200%, 04/01/26 (JPY)	964,500,000	6,402,585
0.400%, 06/01/26 (JPY)	1,127,650,000	7,492,606
0.400%, 07/01/26 (JPY)	963,350,000	6,397,327
0.600%, 12/01/26 (JPY)	706,200,000	4,692,070
Kingdom of Belgium Government Bonds
0.800%, 06/22/27 (144A) (EUR)	569,000	597,348
0.900%, 06/22/29 (144A) (EUR)	663,616	672,865
1.250%, 04/22/33 (144A) (EUR)	1,077,905	1,023,336
1.600%, 06/22/47 (144A) (EUR)	967,081	698,928
4.250%, 03/28/41 (144A) (EUR)	283,894	328,091
5.000%, 03/28/35 (144A) (EUR)	132,363	164,320
Mexico Bonos
7.500%, 05/26/33 (MXN)	17,076,700	751,694
7.750%, 05/29/31 (MXN)	19,804,200	909,119
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,318,106	1,213,228
Zero Coupon, 01/15/52 (144A) (EUR)	233,051	110,613
2.750%, 01/15/47 (144A) (EUR)	210,328	212,026
3.750%, 01/15/42 (144A) (EUR)	537,989	625,903
5.500%, 01/15/28 (144A) (EUR)	581,117	684,317
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	1,082,000	527,295
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	3,871,000	310,616
Portugal Obrigacoes do Tesouro OT
2.875%, 10/20/34 (144A) (EUR)	1,056,858	1,114,125
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	786,000	726,754
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,611,482
3.150%, 06/20/44 (144A) (EUR)	775,000	798,943
4.150%, 03/15/37 (144A) (EUR)	267,000	314,329
Republic of Poland Government Bonds
5.750%, 04/25/29 (PLN)	5,998,000	1,575,828
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	252,000	187,116
2.875%, 08/01/28 (SGD)	560,000	422,024
3.375%, 09/01/33 (SGD)	497,000	389,636
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	759,000	433,280
1.450%, 10/31/27 (144A) (EUR)	658,000	697,805
1.950%, 07/30/30 (144A) (EUR)	3,180,000	3,310,869
2.900%, 10/31/46 (144A) (EUR)	854,000	787,098
3.550%, 10/31/33 (144A) (EUR)	849,000	943,034
4.200%, 01/31/37 (144A) (EUR)	1,652,000	1,904,561
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Spain Government Bonds
6.000%, 01/31/29 (EUR)	683,537	$834,123
Sweden Government Bonds
1.750%, 11/11/33 (SEK)	2,965,000	276,510
U.K. Gilts
0.375%, 10/22/30 (GBP)	1,592,066	1,673,911
1.000%, 01/31/32 (GBP)	5,188,787	5,386,450
1.750%, 01/22/49 (GBP)	646,490	444,939
4.250%, 12/07/46 (GBP)	3,617,100	4,077,347
Total Foreign Government (Cost $165,890,718)		146,012,676

Preferred Stocks—0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG	807	60,171
Dr. Ing hc F Porsche AG	1,641	81,737
Porsche Automobil Holding SE	2,207	82,481
Volkswagen AG (b)	2,971	300,903
		525,292
Household Products — 0.0%
Henkel AG & Co. KGaA	2,439	193,898
Life Sciences Tools & Services — 0.0%
Sartorius AG	378	87,432
Total Preferred Stocks (Cost $1,162,263)		806,622

Mutual Funds—0.0%
Investment Company Securities — 0.0%
iShares U.S. Real Estate ETF	2,851	272,983
Vanguard Global ex-U.S. Real Estate ETF	4,429	179,198
Total Mutual Funds (Cost $450,237)		452,181

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $20,797,727; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $21,211,824	20,795,849	20,795,849
Total Short-Term Investments (Cost $20,795,849)		20,795,849

Securities Lending Reinvestments (h)—1.4%
Certificate of Deposit—0.1%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (i)	1,000,000	999,999
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—0.2%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $74,758; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $76,333	74,749	$74,749
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $26,969; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $27,505	26,966	26,966
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $557,560	500,000	500,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $2,000,246; collateralized by various Common Stock with an aggregate market value of $2,200,271	2,000,000	2,000,000
		3,601,715
Time Deposits—0.2%
Banco Santander SA
4.320%, 04/01/25	1,154,918	1,154,918
DNB Bank ASA
4.290%, 04/01/25	1,154,918	1,154,918
DZ Bank AG (NY)
4.310%, 04/01/25	1,154,918	1,154,918
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	31,896	31,896
		3,496,650

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class, 4.270% (j)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (j)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (j)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (j)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (j)	2,000,000	2,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (j)	2,000,000	$2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (j)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (j)	1,000,000	1,000,000
		15,000,000
Total Securities Lending Reinvestments (Cost $23,098,364)		23,098,364
Total Investments—99.5% (Cost $1,474,784,365)		1,713,560,404
Other assets and liabilities (net)—0.5%		9,346,194
Net Assets—100.0%		$1,722,906,598

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $36,097,996 and the collateral received consisted of cash in the amount of $23,098,365 and non-cash collateral with a value of $13,887,911. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $59,127,194.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $25,149,531.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(i)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(j)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$53,156,593, which is 3.1% of net assets.

BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
MetLife, Inc.	$599,362	$(1,482)	$761	$(12,363)	$586,278

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
MetLife, Inc.	$3,989	7,302
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	22,495,995	BOA	04/09/25	USD	14,289,906	$(232,495)
AUD	18,757,893	BOA	04/09/25	USD	11,618,977	102,550
AUD	9,960,219	CBNA	04/09/25	USD	6,177,149	46,843
CAD	16,293,700	GSBU	04/11/25	USD	11,312,485	15,552
CAD	31,846,551	MSIP	04/11/25	USD	21,902,943	238,063
CHF	10,380,238	CBNA	05/09/25	USD	11,875,749	(90,805)
EUR	3,583,108	BNP	05/09/25	USD	3,896,510	(14,284)
EUR	1,418,483	BNP	05/09/25	USD	1,542,261	(5,363)
EUR	16,222,353	MSIP	05/09/25	USD	17,757,356	(180,762)
EUR	1,520,978	MSIP	05/09/25	USD	1,647,358	590
EUR	4,681,057	MSIP	05/09/25	USD	5,070,014	1,816
EUR	369,095	SSBT	05/09/25	USD	401,993	(2,086)
JPY	3,388,181,898	BBP	04/24/25	USD	23,166,818	(521,751)
JPY	306,601,289	CBNA	04/24/25	USD	2,058,637	(9,454)
JPY	61,978,879	SSBT	04/24/25	USD	423,986	(9,747)
JPY	66,089,945	SSBT	04/24/25	USD	443,617	(1,902)
JPY	10,269,921	SSBT	04/24/25	USD	69,064	(424)
JPY	21,118,198	SSBT	04/24/25	USD	141,212	(67)
NOK	91,184,819	UBSA	04/16/25	USD	7,997,342	669,897
NZD	33,495,346	BBP	04/09/25	USD	19,499,564	(479,939)
NZD	2,096,475	BBP	04/09/25	USD	1,220,478	(30,039)
SEK	76,226,014	BOA	04/16/25	USD	7,587,542	2,208
SEK	19,188,430	MSIP	04/16/25	USD	1,807,809	102,765

Contracts to Deliver
AUD	3,954,534	BOA	04/09/25	USD	2,449,509	(21,620)
AUD	3,075,691	BBP	04/09/25	USD	1,961,932	39,979
AUD	6,568,624	CBNA	04/09/25	USD	4,122,672	18,037
AUD	6,242,136	HSBCU	04/09/25	USD	3,924,106	23,489
CAD	36,243,375	BOA	04/11/25	USD	25,473,668	275,813
CAD	6,642,795	CBNA	04/11/25	USD	4,566,782	(51,557)
CAD	11,783,009	HSBCU	04/11/25	USD	8,171,725	(20,297)
CAD	2,595,492	JPMC	04/11/25	USD	1,818,403	13,912
CAD	113,867	SSBT	04/11/25	USD	79,774	609
CHF	2,434,945	BOA	05/09/25	USD	2,736,439	(28,015)
CHF	10,187,307	BOA	05/09/25	USD	11,631,185	65,281
CHF	21,093,833	DBAG	05/09/25	USD	23,853,491	(94,865)
DKK	3,775,458	SSBT	04/16/25	USD	522,324	(25,330)
EUR	479,262	BOA	05/09/25	USD	524,609	5,338
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	24,194,762	MSIP	05/09/25	USD	25,498,788	$(715,752)
EUR	21,326,438	MSIP	05/09/25	USD	22,475,870	(630,899)
EUR	22,475,454	MSIP	05/16/25	USD	23,750,968	(610,414)
EUR	24,194,762	SSBT	04/09/25	USD	25,464,792	(706,554)
EUR	410,079	SSBT	05/09/25	USD	428,606	(15,707)
EUR	361,954	SSBT	05/09/25	USD	391,771	(398)
EUR	669,305	SSBT	05/09/25	USD	725,111	(67)
GBP	9,211,404	BOA	05/16/25	USD	11,903,971	5,943
GBP	30,431,495	BOA	05/16/25	USD	39,326,864	19,635
JPY	804,739,781	BNP	04/24/25	USD	5,350,575	(27,940)
JPY	3,450,547,362	CBNA	04/24/25	USD	22,917,626	(144,264)
JPY	306,601,289	CBNA	04/24/25	USD	2,036,365	(12,819)
JPY	548,147,577	HSBCU	04/24/25	USD	3,683,463	19,894
JPY	24,136,976	SSBT	04/24/25	USD	161,909	588
JPY	3,450,547,362	UBSA	04/24/25	USD	22,998,084	(63,806)
MXN	32,886,640	BOA	04/09/25	USD	1,611,679	6,184
NOK	91,184,819	BBP	04/16/25	USD	8,653,847	(13,392)
NOK	17,278,085	BBP	04/16/25	USD	1,639,768	(2,538)
NOK	2,789,606	SSBT	04/16/25	USD	244,400	(20,756)
NZD	8,436,807	CBNA	04/09/25	USD	4,830,080	39,417
NZD	775,432	SSBT	04/09/25	USD	433,891	(6,422)
NZD	157,102	SSBT	04/09/25	USD	88,709	(498)
NZD	2,096,475	UBSA	04/09/25	USD	1,174,718	(15,721)
PLN	6,300,631	BNP	05/23/25	USD	1,622,293	(1,434)
SEK	48,597,291	BOA	04/16/25	USD	4,407,905	(430,880)
SEK	58,521,624	BBP	04/16/25	USD	5,285,122	(541,819)
SEK	87,245,005	MSIP	04/16/25	USD	8,715,134	28,234
SEK	2,859,524	SSBT	04/16/25	USD	257,717	(27,003)
SGD	996,294	SSBT	05/09/25	USD	738,194	(4,845)
Net Unrealized Depreciation						$(4,072,093)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/16/25	48	AUD	5,407,662	$(7,917)
FTSE 100 Index Futures	06/20/25	42	GBP	3,608,640	(67,879)
MSCI EAFE Index Mini Futures	06/20/25	7	USD	845,705	(15,365)
MSCI Singapore Index Futures	04/29/25	25	SGD	974,375	(7,204)
Russell 2000 Index E-Mini Futures	06/20/25	565	USD	57,265,575	(5,690)
S&P Midcap 400 Index E-Mini Futures	06/20/25	193	USD	56,714,980	723,735
S&P TSX 60 Index Futures	06/19/25	98	CAD	29,352,960	(113,866)
U.K. Long Gilt Bond Futures	06/26/25	61	GBP	5,593,090	(59,959)
U.S. Treasury Note 5 Year Futures	06/30/25	7	USD	757,094	(393)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/19/25	(2)	CAD	(248,300)	(2,574)
Euro STOXX 50 Index Futures	06/20/25	(201)	EUR	(10,429,890)	408,961
Euro-Bund Futures	06/06/25	(20)	EUR	(2,576,600)	(24,634)
Hang Seng Index Futures	04/29/25	(2)	HKD	(2,316,200)	4,094
Japanese Government Bond 10 Year Futures	06/13/25	(18)	JPY	(2,491,200,000)	22,122
OMX Stockholm 30 Index Futures	04/16/25	(17)	SEK	(4,208,350)	32,768
S&P 500 Index E-Mini Futures	06/20/25	(5)	USD	(1,413,313)	15,760
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
SPI 200 Index Futures	06/19/25	(142)	AUD	(27,963,350)	$40,742
TOPIX Index Futures	06/12/25	(66)	JPY	(1,756,920,000)	394,625
U.S. Treasury Note 2 Year Futures	06/30/25	(80)	USD	(16,573,750)	(69,807)
U.S. Treasury Note 10 Year Futures	06/18/25	(160)	USD	(17,795,000)	(149,187)
U.S. Treasury Ultra Long Bond Futures	06/18/25	(23)	USD	(2,811,750)	(17,286)
Net Unrealized Appreciation					$1,101,046
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Annually	3.920%	Annually	03/31/35	USD	432,320,000	$5,361,719	$—	$5,361,719
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.000%	Maturity	06/20/25	MSIP	Swiss Market Index Futures	CHF	3,093,392	$(111,531)	$—	$(111,531)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,366,070	$7,587,129	$—	$19,953,199
Air Freight & Logistics	2,061,677	1,254,434	—	3,316,111
Automobile Components	172,193	1,374,450	—	1,546,643
Automobiles	10,230,587	5,904,035	—	16,134,622
Banks	20,844,405	31,901,051	—	52,745,456
Beverages	7,953,596	3,336,482	—	11,290,078
Biotechnology	11,446,427	1,970,320	—	13,416,747
Broadline Retail	23,096,696	2,179,009	—	25,275,705
Building Products	3,097,491	2,201,037	—	5,298,528
Capital Markets	19,359,262	8,038,592	—	27,397,854
Chemicals	8,014,994	6,355,435	—	14,370,429
Commercial Services & Supplies	3,697,085	895,139	—	4,592,224
Communications Equipment	5,377,362	693,901	—	6,071,263
Construction & Engineering	473,283	2,029,670	—	2,502,953
Construction Materials	757,316	1,291,631	—	2,048,947
Consumer Finance	3,545,748	—	—	3,545,748
Consumer Staples Distribution & Retail	12,283,526	2,796,567	—	15,080,093
Containers & Packaging	1,411,758	81,436	—	1,493,194
Distributors	501,269	53,409	—	554,678
Diversified Consumer Services	—	136,552	—	136,552
Diversified REITs	1,529,335	4,497,160	—	6,026,495
Diversified Telecommunication Services	4,969,274	4,763,927	—	9,733,201
Electric Utilities	9,830,587	4,338,705	—	14,169,292
Electrical Equipment	4,387,337	5,277,376	—	9,664,713
Electronic Equipment, Instruments & Components	3,442,267	2,716,286	—	6,158,553
Energy Equipment & Services	1,565,299	116,346	—	1,681,645
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Entertainment	$10,742,036	$1,996,451	$—	$12,738,487
Financial Services	30,013,110	2,688,658	—	32,701,768
Food Products	3,995,131	6,517,042	—	10,512,173
Gas Utilities	309,469	658,904	—	968,373
Ground Transportation	5,803,683	891,613	—	6,695,296
Health Care Equipment & Supplies	14,769,552	4,934,515	—	19,704,067
Health Care Providers & Services	14,421,436	548,058	0	14,969,494
Health Care REITs	11,874,825	634,043	—	12,508,868
Health Care Technology	—	177,361	—	177,361
Hotel & Resort REITs	1,559,790	463,960	—	2,023,750
Hotels, Restaurants & Leisure	12,560,972	3,252,163	—	15,813,135
Household Durables	1,826,880	2,960,141	—	4,787,021
Household Products	7,165,280	1,153,941	—	8,319,221
Independent Power and Renewable Electricity Producers	615,447	529,327	—	1,144,774
Industrial Conglomerates	2,742,471	5,084,136	—	7,826,607
Industrial REITs	9,471,074	5,783,706	—	15,254,780
Insurance	14,390,900	15,167,697	—	29,558,597
Interactive Media & Services	36,713,701	589,126	—	37,302,827
IT Services	7,225,193	2,165,401	—	9,390,594
Leisure Products	101,705	439,597	—	541,302
Life Sciences Tools & Services	6,017,730	951,564	—	6,969,294
Machinery	9,662,466	7,364,482	—	17,026,948
Marine Transportation	—	852,928	—	852,928
Media	3,043,118	683,055	—	3,726,173
Metals & Mining	1,959,429	5,883,297	—	7,842,726
Multi-Utilities	4,123,209	2,468,425	—	6,591,634
Office REITs	2,409,889	2,411,924	—	4,821,813
Oil, Gas & Consumable Fuels	20,394,305	8,974,981	—	29,369,286
Paper & Forest Products	—	539,677	—	539,677
Passenger Airlines	890,318	306,097	—	1,196,415
Personal Care Products	774,896	4,640,622	—	5,415,518
Pharmaceuticals	20,790,905	20,357,071	—	41,147,976
Professional Services	4,117,448	4,378,762	—	8,496,210
Real Estate Management & Development	991,842	13,349,690	—	14,341,532
Residential REITs	12,452,246	862,306	0	13,314,552
Retail REITs	12,316,756	5,091,355	—	17,408,111
Semiconductors & Semiconductor Equipment	59,292,555	7,236,328	—	66,528,883
Software	59,268,716	5,404,849	—	64,673,565
Specialized REITs	20,967,690	610,253	—	21,577,943
Specialty Retail	11,522,122	2,180,683	—	13,702,805
Technology Hardware, Storage & Peripherals	43,881,338	1,063,827	—	44,945,165
Textiles, Apparel & Luxury Goods	1,854,693	6,516,200	—	8,370,893
Tobacco	4,396,279	2,077,177	—	6,473,456
Trading Companies & Distributors	1,915,593	4,387,921	—	6,303,514
Transportation Infrastructure	—	868,395	—	868,395
Water Utilities	362,604	255,651	—	618,255
Wireless Telecommunication Services	1,613,329	2,347,983	—	3,961,312
Total Common Stocks	663,736,975	270,491,422	0	934,228,397
Total U.S. Treasury & Government Agencies*	—	588,166,315	—	588,166,315
Total Foreign Government*	—	146,012,676	—	146,012,676
Total Preferred Stocks*	—	806,622	—	806,622
Total Mutual Funds*	452,181	—	—	452,181
Total Short-Term Investments*	—	20,795,849	—	20,795,849
Securities Lending Reinvestments
Certificate of Deposit	—	999,999	—	999,999
Repurchase Agreements	—	3,601,715	—	3,601,715
Time Deposits	—	3,496,650	—	3,496,650
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	8,098,364	—	23,098,364
Total Investments	$679,189,156	$1,034,371,248	$0	$1,713,560,404
Collateral for Securities Loaned (Liability)	$—	$(23,098,365)	$—	$(23,098,365)
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,742,637	$—	$1,742,637
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,814,730)	—	(5,814,730)
Total Forward Contracts	$—	$(4,072,093)	$—	$(4,072,093)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,642,807	$—	$—	$1,642,807
Futures Contracts (Unrealized Depreciation)	(541,761)	—	—	(541,761)
Total Futures Contracts	$1,101,046	$—	$—	$1,101,046
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,361,719	$—	$5,361,719
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(111,531)	$—	$(111,531)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-26

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—59.6% of Net Assets

Security Description	Principal Amount*	Value

Banks — 0.5%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	552,000	$551,121
6.250%, 07/09/54 (144A)	1,465,000	1,474,013
		2,025,134
Diversified Financial Services — 0.1%
Hong Kong Mortgage Corp. Ltd.
2.600%, 10/18/31 (CNY)	4,270,000	588,044
Electric — 0.1%
Hydro Quebec Interest STRIPS
Zero Coupon, 08/15/41 (CAD) (a)	273,300	94,586
Zero Coupon, 02/15/42 (CAD) (a)	273,300	92,273
Zero Coupon, 08/15/42 (CAD) (a)	273,299	90,114
Zero Coupon, 02/15/44 (CAD) (a)	273,299	83,666
Zero Coupon, 08/15/44 (CAD) (a)	273,299	81,620
Zero Coupon, 02/15/46 (CAD) (a)	273,299	76,179
		518,438
Regional Government — 0.3%
Province of Ontario Generic Coupon STRIPS
Zero Coupon, 06/02/37 (CAD) (a)	274,776	117,455
Zero Coupon, 12/02/37 (CAD) (a)	273,299	114,113
Zero Coupon, 12/02/38 (CAD) (a)	274,776	109,212
Zero Coupon, 06/02/39 (CAD) (a)	274,776	106,470
Zero Coupon, 06/02/40 (CAD) (a)	274,776	101,553
Zero Coupon, 12/02/40 (CAD) (a)	273,299	98,627
Zero Coupon, 06/02/41 (CAD) (a)	273,300	96,176
Zero Coupon, 12/02/41 (CAD) (a)	274,776	94,392
Zero Coupon, 06/02/42 (CAD) (a)	274,776	92,044
Zero Coupon, 06/02/46 (CAD) (a)	274,776	76,346
Zero Coupon, 12/02/46 (CAD) (a)	273,299	74,343
Zero Coupon, 06/02/47 (CAD) (a)	274,776	73,148
		1,153,879
Sovereign — 58.6%
Airport Authority
2.930%, 06/05/34 (CNY)	3,410,000	474,937
Angola Government International Bonds
8.000%, 11/26/29	3,741,000	3,315,162
8.250%, 05/09/28	738,000	687,023
9.375%, 05/08/48	740,000	584,894
Argentina Republic Government International Bonds
0.750%, 07/09/30 (b)	1,568,503	1,145,007
1.000%, 07/09/29	1,739,349	1,347,995
4.125%, 07/09/35 (b)	3,814,329	2,383,292
5.000%, 01/09/38 (b)	1,411,508	928,186
Australia Government Bonds
3.000%, 03/21/47 (AUD)	574,000	266,968
4.500%, 04/21/33 (AUD)	3,768,000	2,395,402
Brazil Government International Bonds
5.000%, 01/27/45	260,000	196,638
7.125%, 05/13/54	1,210,000	1,156,760
Brazil Notas do Tesouro Nacional
6.000%, 08/15/50 (BRL) (c)	3,698,000	2,442,017
10.000%, 01/01/35 (BRL)	6,096,000	811,408
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Bundesrepublik Deutschland Bundesanleihe
3.250%, 07/04/42 (EUR)	1,268,007	$1,411,192
Caisse Francaise de Financement Local SA
0.010%, 02/22/28 (EUR)	800,000	803,380
3.250%, 02/19/29 (EUR)	200,000	220,248
Canada Housing Trust No. 1
3.550%, 09/15/32 (144A) (CAD)	4,805,000	3,438,511
Chile Government International Bonds
3.750%, 01/14/32 (EUR)	127,000	136,982
4.125%, 07/05/34 (EUR)	421,000	458,523
China Government Bonds
2.110%, 08/25/34 (CNY)	43,730,000	6,154,966
2.120%, 06/25/31 (CNY)	5,220,000	734,428
2.280%, 03/25/31 (CNY)	15,280,000	2,167,238
2.450%, 03/15/34 (CNY)	2,500,000	354,262
2.710%, 06/16/33 (CNY)	5,500,000	792,544
2.800%, 11/15/32 (CNY)	37,570,000	5,531,589
3.000%, 10/15/53 (CNY)	5,960,000	981,000
4.500%, 05/22/34 (CNY)	5,000,000	824,466
Colombia Government International Bonds
3.125%, 04/15/31 (d)	2,234,000	1,804,178
3.250%, 04/22/32	1,701,000	1,320,146
4.125%, 02/22/42	1,237,000	778,691
8.000%, 04/20/33	1,285,000	1,320,466
8.000%, 11/14/35	2,820,000	2,832,690
Colombia TES
6.250%, 07/09/36 (COP)	2,977,900,000	446,666
7.250%, 10/26/50 (COP)	38,881,600,000	5,378,130
13.250%, 02/09/33 (COP)	10,522,100,000	2,655,549
Costa Rica Government International Bonds
7.300%, 11/13/54	525,000	542,062
7.300%, 11/13/54 (144A)	285,000	294,263
Dominican Republic International Bonds
4.875%, 09/23/32	2,558,000	2,320,618
5.950%, 01/25/27	1,920,000	1,925,184
6.000%, 02/22/33 (d)	1,323,000	1,283,839
6.500%, 02/15/48	354,000	333,220
6.950%, 03/15/37 (144A)	1,848,000	1,865,556
8.625%, 04/20/27	2,760,000	2,827,206
Ecuador Government International Bonds
5.500%, 07/31/35 (b)	1,345,215	653,094
5.500%, 07/31/35 (144A) (b)	2,798,887	1,358,842
Egypt Government International Bonds
5.800%, 09/30/27	495,000	462,825
5.875%, 02/16/31	560,000	459,200
7.053%, 01/15/32	1,539,000	1,296,607
7.300%, 09/30/33	2,028,000	1,671,123
7.500%, 01/31/27	420,000	413,729
8.500%, 01/31/47	609,000	461,727
8.625%, 02/04/30 (144A)	1,489,000	1,439,961
El Salvador Government International Bonds
8.625%, 02/28/29 (d)	2,239,000	2,284,915
9.650%, 11/21/54	562,000	562,968
European Union
3.375%, 10/05/54 (EUR)	1,370,000	1,339,464
BHFTI-27

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Export-Import Bank of Korea
0.829%, 04/27/25 (EUR)	705,000	$761,294
Finland Government Bonds
2.500%, 04/15/30 (144A) (EUR)	576,000	621,163
French Republic Government Bonds OAT
0.500%, 05/25/40 (144A) (EUR)	3,401,000	2,308,143
1.250%, 05/25/34 (144A) (EUR)	3,947,549	3,578,073
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	115,128	108,047
Zero Coupon, 01/03/30 (144A)	262,213	202,068
5.000%, 07/03/29 (144A)	1,160,874	1,014,952
5.000%, 07/03/35 (144A)	636,356	453,595
Guatemala Government Bonds
6.050%, 08/06/31 (144A)	641,000	638,500
Hazine Mustesarligi Varlik Kiralama AS
8.509%, 01/14/29 (144A)	770,000	817,354
Hong Kong Government Infrastructure Bonds Programme
2.460%, 11/20/34 (CNY)	2,350,000	322,053
Hong Kong Government International Bonds
2.800%, 07/24/34 (CNY)	2,000,000	283,382
3.300%, 06/07/33 (CNY)	2,120,000	311,348
Hungary Government International Bonds
2.125%, 09/22/31	742,000	602,323
5.375%, 09/12/33 (EUR)	448,000	506,221
5.500%, 06/16/34	955,000	923,808
5.500%, 06/16/34 (144A)	1,000,000	967,446
5.500%, 03/26/36	2,684,000	2,566,315
6.750%, 09/25/52	1,875,000	1,921,875
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	388,000	377,590
4.300%, 03/31/52	359,000	287,661
Indonesia Treasury Bonds
6.875%, 04/15/29 (IDR)	48,127,000,000	2,917,845
Israel Government International Bonds
5.375%, 02/19/30	575,000	579,202
Italy Buoni Poliennali Del Tesoro
3.250%, 03/01/38 (144A) (EUR)	510,000	508,285
3.450%, 07/15/31 (EUR)	4,160,000	4,553,432
3.500%, 02/15/31 (144A) (EUR)	2,555,000	2,815,545
4.050%, 10/30/37 (144A) (EUR)	1,387,000	1,513,219
4.200%, 03/01/34 (EUR)	1,539,000	1,735,112
Ivory Coast Government International Bonds
5.750%, 12/31/32 (b)	412,557	390,898
6.125%, 06/15/33	3,316,000	2,949,914
6.375%, 03/03/28	1,032,000	1,035,503
Jamaica Government International Bonds
7.875%, 07/28/45	573,000	658,663
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	7,583,633
1.000%, 12/20/29 (JPY)	1,484,650,000	9,849,726
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	151,800,000	690,331
2.200%, 03/20/51 (JPY)	273,650,000	1,749,433
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,118,802
0.600%, 09/20/50 (JPY)	348,750,000	1,532,649
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Japan Government Thirty Year Bonds
1.600%, 12/20/53 (JPY)	199,550,000	$1,092,197
1.800%, 03/20/54 (JPY)	175,200,000	1,004,967
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	541,250,000	3,174,535
1.400%, 12/20/42 (JPY)	645,300,000	3,853,429
Japan Government Two Year Bonds
0.600%, 01/01/27 (JPY)	352,600,000	2,341,726
0.700%, 02/01/27 (JPY)	2,486,200,000	16,538,145
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	1,195,742
7.750%, 01/15/28	1,170,000	1,185,210
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	1,094,000	1,048,711
Korea Housing Finance Corp.
3.714%, 04/11/27 (144A) (EUR)	680,000	752,403
Korea Treasury Bonds
3.000%, 12/10/34 (KRW)	5,117,660,000	3,537,014
4.125%, 12/10/33 (KRW)	2,689,480,000	2,025,872
Lebanon Government International Bonds
6.000%, 01/27/23 (e)	4,888,000	782,080
Malaysia Government Bonds
3.885%, 08/15/29 (MYR)	2,502,000	570,603
4.642%, 11/07/33 (MYR)	6,234,000	1,494,587
Mexico Bonos
8.000%, 07/31/53 (MXN)	16,876,000	672,343
Morocco Government International Bonds
6.500%, 09/08/33 (144A)	416,000	431,850
Nigeria Government International Bonds
6.125%, 09/28/28	4,870,000	4,439,044
6.125%, 09/28/28 (144A)	472,000	430,523
6.500%, 11/28/27	614,000	589,354
7.143%, 02/23/30	1,563,000	1,414,515
7.375%, 09/28/33	772,000	651,687
Oman Government International Bonds
5.625%, 01/17/28	1,215,000	1,222,970
7.000%, 01/25/51	200,000	212,722
7.375%, 10/28/32	1,055,000	1,170,239
Oriental Republic of Uruguay
5.250%, 09/10/60	1,054,670	964,496
Pakistan Government International Bonds
6.000%, 04/08/26	598,000	566,850
8.875%, 04/08/51	1,389,000	1,090,935
Panama Government International Bonds
3.870%, 07/23/60	2,167,000	1,159,887
6.700%, 01/26/36	390,000	372,879
6.853%, 03/28/54 (d)	1,359,000	1,187,086
7.500%, 03/01/31	440,000	454,652
8.000%, 03/01/38	1,410,000	1,452,300
9.375%, 04/01/29	215,000	239,862
Paraguay Government International Bonds
5.400%, 03/30/50	1,631,000	1,398,256
Peru Government International Bonds
2.780%, 12/01/60	1,350,000	731,497
3.000%, 01/15/34 (d)	495,000	410,216
BHFTI-28

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Philippines Government International Bonds
3.200%, 07/06/46	819,000	$572,920
4.200%, 03/29/47	630,000	523,873
Qatar Government International Bonds
4.875%, 02/27/35 (144A)	1,099,000	1,116,266
Republic of Austria Government Bonds
0.900%, 02/20/32 (144A) (EUR)	1,930,000	1,837,372
Republic of Kenya Government International Bonds
8.000%, 05/22/32	400,000	359,519
9.500%, 03/05/36 (144A)	590,000	541,459
Republic of Poland Government International Bonds
5.500%, 04/04/53	490,000	461,106
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,501,000	1,413,852
5.650%, 09/27/47	826,000	610,414
6.300%, 06/22/48	1,090,000	870,910
7.950%, 11/19/54 (144A)	1,131,000	1,064,432
Republic of Turkiye
6.500%, 01/03/35	801,000	744,453
Republic of Uzbekistan International Bonds
6.900%, 02/28/32	1,094,000	1,083,060
6.947%, 05/25/32 (144A)	1,391,000	1,377,582
Romania Government International Bonds
3.000%, 02/14/31	800,000	667,996
3.625%, 03/27/32	558,000	466,227
3.625%, 03/27/32 (144A)	434,000	363,042
4.000%, 02/14/51	868,000	531,769
5.875%, 01/30/29	580,000	577,580
6.000%, 05/25/34	800,000	749,795
Saudi Government International Bonds
3.375%, 03/05/32 (144A) (EUR)	558,000	595,314
3.450%, 02/02/61	1,737,000	1,076,589
3.750%, 01/21/55	756,000	514,080
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	740,000	694,740
6.750%, 03/13/48	610,000	398,025
7.750%, 06/10/31	961,000	813,574
Serbia International Bonds
6.500%, 09/26/33 (144A)	262,000	269,757
Spain Government Bonds
1.850%, 07/30/35 (144A) (EUR)	2,897,000	2,724,357
3.450%, 07/30/43 (144A) (EUR)	3,549,000	3,609,322
3.500%, 01/31/41 (144A) (EUR)	1,710,000	1,779,068
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (b)	399,441	352,007
3.350%, 03/15/33 (144A) (b)	2,033,499	1,591,213
3.600%, 05/15/36 (144A) (b)	367,167	285,013
3.600%, 02/15/38 (144A) (b)	734,642	575,776
4.000%, 04/15/28 (144A)	499,450	466,986
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34	265,000	258,947
6.400%, 06/26/34 (144A) (d)	905,000	884,330
Turkiye Government International Bonds
4.875%, 04/16/43	1,034,000	719,956
5.250%, 03/13/30 (d)	1,715,000	1,592,940
5.875%, 06/26/31	1,252,000	1,162,903
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Turkiye Government International Bonds
6.125%, 10/24/28	1,008,000	$996,863
7.125%, 02/12/32	1,630,000	1,602,582
Turkiye Ihracat Kredi Bankasi AS
9.000%, 01/28/27 (144A)	600,000	622,500
U.K. Gilts
0.875%, 01/31/46 (GBP)	1,838,722	1,085,452
1.500%, 07/31/53 (GBP)	1,200,098	703,647
3.500%, 01/22/45 (GBP)	2,567,743	2,621,921
4.125%, 07/22/29 (GBP)	1,123,159	1,445,599
4.375%, 07/31/54 (GBP)	1,484,033	1,658,583
4.750%, 10/22/43 (GBP)	1,855,487	2,275,531
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (b)	40,830	21,162
Zero Coupon, 02/01/34 (144A) (b)	152,577	60,363
Zero Coupon, 02/01/35 (144A) (b)	128,938	70,916
Zero Coupon, 02/01/36 (144A) (b)	107,448	61,284
1.750%, 02/01/29 (b)	618,707	402,376
1.750%, 02/01/34 (b)	1,085,203	580,931
1.750%, 02/01/34 (144A) (b)	258,234	138,217
1.750%, 02/01/35 (b)	1,046,746	550,065
1.750%, 02/01/35 (144A) (b)	298,989	157,089
1.750%, 02/01/36 (b)	1,055,359	544,739
1.750%, 02/01/36 (144A) (b)	190,250	98,141
3.000%, 02/01/30 (b)	169,173	87,691
3.000%, 02/01/34 (b)	1,690,178	668,888
3.000%, 02/01/35 (b)	2,274,234	1,250,829
3.000%, 02/01/36 (b)	445,195	253,933
Uruguay Government International Bonds
4.975%, 04/20/55	857,005	766,162
Venezuela Government International Bonds
9.250%, 09/15/27 (e)	4,149,000	850,494
Zambia Government International Bonds
0.500%, 12/31/53	517,862	317,045
5.750%, 06/30/33 (b)	521,313	456,475
		262,742,726
Total Foreign Government (Cost $281,879,265)		267,028,221

Corporate Bonds & Notes—32.8%
Agriculture — 0.1%
Imperial Brands Finance Netherlands BV
5.250%, 02/15/31 (EUR)	443,000	515,391
Airlines — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (d)	331,000	326,727
Auto Manufacturers — 0.4%
American Honda Finance Corp.
3.650%, 04/23/31 (EUR)	475,000	514,421
3.950%, 03/19/32 (EUR)	147,000	160,179
General Motors Financial of Canada Ltd.
5.100%, 07/14/28 (CAD)	648,000	465,287
BHFTI-29

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Hyundai Capital Canada, Inc.
4.583%, 07/24/29 (CAD)	1,045,000	$747,298
		1,887,185
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd.
5.375%, 04/02/30 (144A)	330,000	329,592
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	200,000	203,825
		533,417
Banks — 7.0%
ABN AMRO Bank NV
4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (EUR) (f)	400,000	426,032
5.500%, 5Y EUR Swap + 2.450%, 09/21/33 (EUR) (f)	300,000	343,068
AIB Group PLC
2.250%, 1Y EUR Swap + 1.300%, 04/04/28 (EUR) (f)	885,000	944,194
Akbank TAS
7.498%, 01/20/30 (144A)	340,000	341,020
7.875%, 5Y H15 + 3.726%, 09/04/35 (144A) (f)	220,000	216,320
Banco Bilbao Vizcaya Argentaria SA
8.250%, 5Y UKG + 3.600%, 11/30/33 (GBP) (f)	300,000	416,473
Banco Nacional de Panama
2.500%, 08/11/30	1,055,000	873,521
Banco Santander SA
4.875%, 10/18/31 (EUR)	400,000	462,671
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (f)	400,000	459,492
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (f)	341,000	350,826
Bank of America Corp.
1.667%, 1Y UKG + 1.100%, 06/02/29 (GBP) (f)	490,000	570,939
Bank of Ireland Group PLC
4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (f)	880,000	996,103
Bank of Montreal
0.125%, 01/26/27 (EUR)	640,000	664,962
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (f)	300,000	327,103
Barclays PLC
5.262%, 1Y EUR Swap + 2.550%, 01/29/34 (EUR) (f)	210,000	244,885
6.375%, 5Y UKG + 6.016%, 12/15/25 (GBP) (f)	586,000	756,965
7.090%, 1Y GBP Swap + 2.553%, 11/06/29 (GBP) (f)	100,000	136,229
BNP Paribas SA
2.000%, 5Y UKG + 1.650%, 05/24/31 (GBP) (f)	200,000	248,478
4.159%, 5Y EUR Swap + 1.700%, 08/28/34 (EUR) (f)	300,000	327,658
BPCE SA
4.125%, 3M EURIBOR + 1.450%, 03/08/33 (EUR) (f)	300,000	328,972
CaixaBank SA
3.500%, 1Y UKG + 2.100%, 04/06/28 (GBP) (f)	400,000	501,443
Cie de Financement Foncier SA
0.375%, 04/09/27 (EUR)	1,200,000	1,246,546
Citigroup, Inc.
1.750%, 10/23/26 (GBP)	408,000	502,410
7.625%, 5Y H15 + 3.211%, 11/15/28 (f)	55,000	57,220
Commerzbank AG
4.625%, 3M EURIBOR + 2.100%, 01/17/31 (EUR) (f)	500,000	564,252
Security Description	Principal Amount*	Value

Banks—(Continued)
Commonwealth Bank of Australia
0.750%, 02/28/28 (EUR)	235,000	$241,490
Cooperatieve Rabobank UA
5.241%, 3M BBSW + 0.910%, 07/17/29 (AUD) (f)	1,510,000	944,948
Credit Agricole SA
5.364%, 06/01/28 (AUD)	1,490,000	947,645
Deutsche Bank AG
4.125%, 3M EURIBOR + 1.500%, 04/04/30 (EUR) (f)	100,000	110,701
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (f)	500,000	571,257
HSBC Holdings PLC
4.856%, 3M EURIBOR + 1.943%, 05/23/33 (EUR) (f)	263,000	303,375
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (f)	650,000	752,099
ING Groep NV
4.125%, 5Y EUR Swap + 2.500%, 08/24/33 (EUR) (f)	200,000	219,950
5.000%, 06/05/29 (AUD)	600,000	366,872
JPMorgan Chase & Co.
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (EUR) (f)	900,000	1,024,157
KBC Group NV
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (f)	600,000	672,608
Lloyds Bank PLC
0.125%, 06/18/26 (EUR)	957,000	1,007,425
Lloyds Banking Group PLC
4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (f)	735,000	838,840
Morgan Stanley
4.656%, 3M EURIBOR + 1.304%, 03/02/29 (EUR) (f)	1,119,000	1,264,423
NatWest Group PLC
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (f)	582,000	672,308
Santander U.K. Group Holdings PLC
7.098%, 1Y GBP Swap + 2.866%, 11/16/27 (GBP) (f)	345,000	457,536
Santander U.K. PLC
0.050%, 01/12/27 (EUR)	775,000	804,285
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (f)	201,000	192,860
Societe Generale SA
4.875%, 3M EURIBOR + 1.900%, 11/21/31 (EUR) (f)	600,000	685,505
Standard Chartered PLC
6.059%, 3M TSFR + 1.772%, 01/30/27 (144A) (f)	400,000	379,774
Swedbank AB
3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (f)	534,000	582,779
TC Ziraat Bankasi AS
7.250%, 02/04/30 (144A) (d)	234,000	230,139
8.000%, 01/16/29	1,365,000	1,391,822
8.000%, 01/16/29 (144A)	312,000	318,100
Toronto-Dominion Bank
0.100%, 07/19/27 (EUR)	210,000	215,290
3.191%, 02/16/29 (EUR)	430,000	474,064
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/28 (144A)	375,000	394,472
UBS Group AG
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (f)	486,000	591,640
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (f)	243,000	263,908
UniCredit SpA
3.800%, 3M EURIBOR + 1.400%, 01/16/33 (EUR) (f)	320,000	344,093
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (f)	549,000	560,157
BHFTI-30

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	279,000	$275,103
Woori Bank
6.375%, 5Y H15 + 2.277%, 07/24/29 (144A) (f)	228,000	230,963
Yapi ve Kredi Bankasi AS
7.250%, 03/03/30 (144A)	400,000	394,000
9.250%, 10/16/28 (144A)	390,000	413,478
		31,445,848
Beverages — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 06/29/28	431,000	380,668
Molson Coors Beverage Co.
3.800%, 06/15/32 (EUR)	390,000	425,631
		806,299
Biotechnology — 0.1%
Biocon Biologics Global PLC
6.670%, 10/09/29	350,000	328,806
Building Materials — 0.1%
Cemex SAB de CV
9.125%, 5Y H15 + 5.157%, 03/14/28 (d) (f)	430,000	436,554
Chemicals — 1.3%
Braskem Idesa SAPI
6.990%, 02/20/32	240,000	179,382
6.990%, 02/20/32 (144A)	726,000	542,630
Braskem Netherlands Finance BV
4.500%, 01/10/28	293,000	274,062
4.500%, 01/31/30	286,000	245,165
8.000%, 10/15/34 (144A)	260,000	248,937
8.500%, 01/12/31	344,000	346,014
CNAC HK Finbridge Co. Ltd.
5.125%, 03/14/28	200,000	201,958
INEOS Quattro Finance 2 PLC
8.500%, 03/15/29 (144A) (EUR)	128,000	145,086
Ma'aden Sukuk Ltd.
5.250%, 02/13/30 (144A) (d)	576,000	582,792
OCP SA
7.500%, 05/02/54 (144A)	470,000	481,186
Orbia Advance Corp. SAB de CV
1.875%, 05/11/26	250,000	241,661
2.875%, 05/11/31	400,000	332,643
4.000%, 10/04/27	380,000	367,619
Sasol Financing USA LLC
8.750%, 05/03/29	200,000	200,961
8.750%, 05/03/29 (144A)	285,000	286,370
SNF Group SACA
4.500%, 03/15/32 (144A) (EUR)	281,000	302,706
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	355,000	344,078
UPL Corp. Ltd.
4.500%, 03/08/28	325,000	303,045
		5,626,295
Security Description	Principal Amount*	Value

Coal — 0.1%
Indika Energy Tbk. PT
8.750%, 05/07/29 (144A)	355,000	$349,839
Commercial Services — 0.6%
Boels Topholding BV
6.250%, 02/15/29 (EUR)	307,000	342,748
DP World Ltd.
5.625%, 09/25/48	600,000	573,878
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	513,353
Mersin Uluslararasi Liman Isletmeciligi AS
8.250%, 11/15/28 (144A)	770,000	789,800
TransJamaican Highway Ltd.
5.750%, 10/10/36	516,854	476,798
		2,696,577
Computers — 0.3%
CA Magnum Holdings
5.375%, 10/31/26 (144A)	680,000	667,388
International Business Machines Corp.
2.900%, 02/10/30 (EUR)	269,000	288,693
Lenovo Group Ltd.
3.421%, 11/02/30	285,000	262,295
		1,218,376
Cosmetics/Personal Care — 0.1%
Natura &Co. Luxembourg Holdings SARL
4.125%, 05/03/28	595,000	543,282
Distribution/Wholesale — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade
7.000%, 10/28/29 (144A)	542,000	540,494
Diversified Financial Services — 1.6%
BPCE SFH SA
0.010%, 11/10/27 (EUR)	400,000	405,871
0.010%, 01/29/29 (EUR)	700,000	685,310
Caisse de Refinancement de l'Habitat SA
0.010%, 10/08/29 (EUR)	600,000	574,726
China Cinda 2020 I Management Ltd.
3.250%, 01/28/27	380,000	370,289
China Great Wall International Holdings V Ltd.
2.875%, 11/23/26	270,000	260,320
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (144A) (PEN)	3,100,000	898,684
Credit Agricole Home Loan SFH SA
0.875%, 08/31/27 (EUR)	1,200,000	1,249,482
Credit Mutuel Home Loan SFH SA
3.250%, 04/20/29 (EUR)	400,000	441,658
Ford Credit Canada Co.
6.382%, 11/10/28 (CAD)	756,000	551,099
Intercorp Financial Services, Inc.
4.125%, 10/19/27	285,000	276,625
Joy Treasure Assets Holdings, Inc.
4.500%, 03/20/29	340,000	335,618
BHFTI-31

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Sammaan Capital Ltd.
9.700%, 07/03/27 (144A)	240,000	$241,294
Societe Generale SFH SA
1.375%, 05/05/28 (EUR)	600,000	625,985
		6,916,961
Electric — 1.8%
Adani Electricity Mumbai Ltd.
3.949%, 02/12/30	290,000	247,638
AES Andes SA
6.300%, 03/15/29 (144A)	360,000	369,271
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (f)	265,000	264,700
AES Panama Generation Holdings SRL
4.375%, 05/31/30	393,489	351,189
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 (144A) (d)	600,000	599,460
5.672%, 10/20/35 (144A)	480,000	480,004
Colbun SA
3.950%, 10/11/27	200,000	196,172
Cometa Energia SA de CV
6.375%, 04/24/35	170,512	170,335
Comision Federal de Electricidad
4.677%, 02/09/51	424,000	290,519
5.000%, 09/29/36	664,000	588,470
Diamond II Ltd.
7.950%, 07/28/26	230,000	231,703
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	539,313
4.375%, 02/15/31	667,000	583,463
Enel SpA
6.375%, 5Y EUR Swap + 3.486%, 04/16/28 (EUR) (f)	100,000	115,238
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	265,000	251,427
Investment Energy Resources Ltd.
6.250%, 04/26/29	245,000	235,189
JSW Hydro Energy Ltd.
4.125%, 05/18/31	383,500	343,495
Limak Yenilenebilir Enerji AS
9.625%, 08/12/30 (144A)	220,000	216,315
Minejesa Capital BV
4.625%, 08/10/30	197,350	192,056
5.625%, 08/10/37	225,000	211,626
National Grid Electricity Distribution PLC
3.500%, 10/16/26 (GBP)	451,000	570,642
Niagara Energy SAC
5.746%, 10/03/34 (144A) (d)	243,000	240,257
Saavi Energia SARL
8.875%, 02/10/35 (144A)	567,000	573,634
Sorik Marapi Geothermal Power PT
7.750%, 08/05/31 (144A)	227,079	222,819
		8,084,935
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
3.000%, 03/15/31 (EUR)	222,000	238,173
Security Description	Principal Amount*	Value

Electronics — 0.2%
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	841,000	$933,320
Energy-Alternate Sources — 0.4%
Empresa Generadora de Electricidad Haina SA
5.625%, 11/08/28	340,000	326,451
Greenko Dutch BV
3.850%, 03/29/26	352,000	341,271
Greenko Wind Projects Mauritius Ltd.
5.500%, 04/06/25	240,000	239,346
5.500%, 04/06/25 (144A)	200,000	199,455
7.250%, 09/27/28 (144A)	308,000	304,055
UEP Penonome II SA
6.500%, 10/01/38	479,780	427,000
		1,837,578
Engineering & Construction — 0.6%
Aeropuerto Internacional de Tocumen SA
4.000%, 08/11/41	860,000	642,334
Heathrow Funding Ltd.
6.450%, 12/10/33 (GBP)	507,000	687,292
IHS Holding Ltd.
8.250%, 11/29/31 (144A)	330,000	327,790
IRB Infrastructure Developers Ltd.
7.110%, 03/11/32	220,000	221,494
Kingston Airport Revenue Finance Ltd.
6.750%, 12/15/36 (144A)	365,000	367,847
TAV Havalimanlari Holding AS
8.500%, 12/07/28 (144A)	375,000	383,903
		2,630,660
Entertainment — 0.0%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (d)	91,000	80,175
Environmental Control — 0.2%
Ambipar Lux SARL
10.875%, 02/05/33 (144A)	1,010,000	1,034,745
Food — 0.5%
China Modern Dairy Holdings Ltd.
2.125%, 07/14/26	310,000	298,778
Kraft Heinz Foods Co.
3.250%, 03/15/33 (EUR)	560,000	588,279
Loblaw Cos. Ltd.
6.540%, 02/17/33 (144A) (CAD)	947,000	754,573
MARB BondCo PLC
3.950%, 01/29/31	430,000	370,727
		2,012,357
Gas — 0.5%
Cadent Finance PLC
0.625%, 03/19/30 (EUR)	963,000	911,565
Centrica PLC
4.375%, 03/13/29 (GBP)	500,000	629,599
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
Energir, Inc.
6.300%, 10/31/33 (CAD)	924,000	$744,510
		2,285,674
Healthcare-Products — 0.1%
American Medical Systems Europe BV
3.000%, 03/08/31 (EUR)	293,000	311,311
Internet — 0.5%
Alibaba Group Holding Ltd.
2.800%, 11/28/29 (CNY)	4,500,000	621,066
Booking Holdings, Inc.
3.500%, 03/01/29 (EUR)	112,000	123,506
4.500%, 11/15/31 (EUR)	743,000	854,203
Prosus NV
3.061%, 07/13/31	465,000	401,119
		1,999,894
Investment Companies — 0.3%
CFAMC II Co. Ltd.
4.625%, 06/03/26	220,000	218,328
4.875%, 11/22/26	320,000	318,881
Gaci First Investment Co.
5.375%, 10/13/2122	400,000	338,200
Temasek Financial I Ltd.
2.750%, 08/28/34 (CNY)	1,000,000	139,760
3.100%, 08/28/54 (CNY)	3,430,000	478,196
		1,493,365
Iron/Steel — 0.4%
CSN Inova Ventures
6.750%, 01/28/28	325,000	310,534
CSN Resources SA
4.625%, 06/10/31	320,000	247,872
Eregli Demir ve Celik Fabrikalari TAS
8.375%, 07/23/29	320,000	323,669
8.375%, 07/23/29 (144A)	345,000	348,948
JSW Steel Ltd.
3.950%, 04/05/27	330,000	316,074
		1,547,097
Lodging — 0.2%
Melco Resorts Finance Ltd.
5.750%, 07/21/28 (144A)	390,000	374,377
MGM China Holdings Ltd.
7.125%, 06/26/31 (144A) (d)	270,000	275,552
Wynn Macau Ltd.
5.625%, 08/26/28	310,000	298,218
		948,147
Media — 0.1%
Globo Comunicacao e Participacoes SA
5.500%, 01/14/32	248,000	230,013
Security Description	Principal Amount*	Value

Media—(Continued)
Grupo Televisa SAB
4.625%, 01/30/26	360,000	$355,763
		585,776
Mining — 1.6%
Aris Mining Corp.
8.000%, 10/31/29	445,000	451,882
8.000%, 10/31/29 (144A)	259,000	263,006
Corp. Nacional del Cobre de Chile
3.700%, 01/30/50	885,000	602,922
5.950%, 01/08/34	1,740,000	1,762,625
5.950%, 01/08/34 (144A)	1,144,000	1,158,875
Navoi Mining & Metallurgical Combinat
6.700%, 10/17/28 (144A)	245,000	246,477
Stillwater Mining Co.
4.000%, 11/16/26	575,000	549,472
Vedanta Resources Finance II PLC
10.875%, 09/17/29	857,000	883,486
10.875%, 09/17/29 (144A)	355,000	365,971
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	1,059,000	1,049,024
		7,333,740
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
2.900%, 03/01/30 (EUR)	326,000	347,759
Multi-National — 0.4%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	53,000,000	635,051
International Bank for Reconstruction & Development
2.500%, 01/13/31 (CNY)	3,000,000	421,126
2.720%, 08/16/34 (CNY)	1,000,000	139,183
2.750%, 07/26/34 (CNY)	1,000,000	141,133
6.500%, 04/17/30 (INR)	51,900,000	600,716
		1,937,209
Oil & Gas — 7.6%
Adnoc Murban Rsc Ltd.
5.125%, 09/11/54 (144A) (d)	475,000	433,261
Bapco Energies BSC Closed
7.500%, 10/25/27	1,276,000	1,312,864
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (f)	234,000	251,787
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (f)	301,000	317,741
Canacol Energy Ltd.
5.750%, 11/24/28	866,000	452,312
5.750%, 11/24/28 (144A)	276,000	144,155
Ecopetrol SA
8.375%, 01/19/36	87,000	84,767
8.625%, 01/19/29	3,966,000	4,206,284
Empresa Nacional del Petroleo
4.500%, 09/14/47	1,375,000	1,070,780
Gran Tierra Energy, Inc.
9.500%, 10/15/29	206,000	182,223
9.500%, 10/15/29 (144A)	619,000	547,554
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.550%, 09/18/33 (144A)	200,000	$223,597
Leviathan Bond Ltd.
6.125%, 06/30/25 (144A)	741,760	740,514
6.750%, 06/30/30 (144A)	246,793	239,389
Pertamina Persero PT
2.300%, 02/09/31	995,000	848,335
Petroleos de Venezuela SA
6.000%, 11/15/26 (e)	2,005,965	275,820
Petroleos Mexicanos
5.500%, 06/27/44	790,000	495,956
6.350%, 02/12/48 (d)	5,576,000	3,712,028
6.375%, 01/23/45	1,940,000	1,306,512
6.500%, 03/13/27 (d)	240,000	234,805
6.500%, 01/23/29 (d)	6,309,000	5,931,732
6.875%, 08/04/26 (d)	1,549,000	1,539,441
7.690%, 01/23/50	880,000	660,108
8.750%, 06/02/29	935,000	934,648
Petronas Capital Ltd.
5.340%, 04/03/35 (144A)	1,870,000	1,882,649
QatarEnergy
3.125%, 07/12/41	290,000	216,775
3.300%, 07/12/51	2,605,000	1,796,030
3.300%, 07/12/51 (144A)	977,000	673,718
Raizen Fuels Finance SA
6.700%, 02/25/37 (144A)	440,000	440,462
Saudi Arabian Oil Co.
5.750%, 07/17/54 (144A)	799,000	753,976
5.875%, 07/17/64 (144A)	830,000	775,938
SierraCol Energy Andina LLC
6.000%, 06/15/28 (144A)	400,000	373,190
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (f)	652,000	666,232
Wintershall Dea Finance BV
1.823%, 09/25/31 (EUR)	500,000	467,983
		34,193,566
Pharmaceuticals — 0.1%
CVS Health Corp.
6.750%, 5Y H15 + 2.516%, 12/10/54 (d) (f)	30,000	29,868
7.000%, 5Y H15 + 2.886%, 03/10/55 (f)	325,000	327,564
		357,432
Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/47	890,000	797,676
Acu Petroleo Luxembourg SARL
7.500%, 07/13/35 (144A)	369,980	369,922
Inter Pipeline Ltd./AB
5.849%, 05/18/32 (CAD)	760,000	563,717
Southern Gas Corridor CJSC
6.875%, 03/24/26	565,000	570,540
		2,301,855
Security Description	Principal Amount*	Value

Real Estate — 0.4%
Port of Spain Waterfront Development
7.875%, 02/19/40 (144A)	1,100,000	$1,091,596
Prologis International Funding II SA
1.625%, 06/17/32 (EUR)	191,000	180,024
Sinochem Offshore Capital Co. Ltd.
2.375%, 09/23/31	345,000	299,815
Swire Properties MTN Financing Ltd.
3.400%, 09/03/29 (CNY)	1,810,000	250,470
		1,821,905
Real Estate Investment Trusts — 0.4%
American Tower Corp.
0.875%, 05/21/29 (EUR)	197,000	194,045
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
4.375%, 07/22/31	280,000	228,600
Digital Dutch Finco BV
1.500%, 03/15/30 (EUR)	148,000	145,638
Digital Intrepid Holding BV
0.625%, 07/15/31 (EUR)	625,000	559,500
Trust Fibra Uno
4.869%, 01/15/30	863,000	806,742
		1,934,525
Savings & Loans — 0.2%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	1,034,583
Software — 0.2%
Fidelity National Information Services, Inc.
2.000%, 05/21/30 (EUR)	100,000	101,028
Fiserv, Inc.
1.625%, 07/01/30 (EUR)	916,000	911,019
		1,012,047
Telecommunications — 0.8%
AT&T, Inc.
4.100%, 01/19/26 (AUD)	1,530,000	952,541
Bell Telephone Co. of Canada or Bell Canada
3.000%, 03/17/31 (CAD)	170,000	112,740
5.850%, 11/10/32 (CAD)	879,000	674,943
CT Trust
5.125%, 02/03/32	390,000	356,616
Sable International Finance Ltd.
7.125%, 10/15/32 (144A) (d)	365,000	349,906
TELUS Corp.
5.250%, 11/15/32 (CAD)	712,000	527,450
5.750%, 09/08/33 (CAD)	768,000	586,878
		3,561,074
Transportation — 2.3%
Empresa de Transporte de Pasajeros Metro SA
3.650%, 05/07/30 (144A)	200,000	187,882
4.700%, 05/07/50	665,000	551,620
5.000%, 01/25/47	200,000	175,708
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36 (d)	827,370	774,703
BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Transportation—(Continued)
Lima Metro Line 2 Finance Ltd.
5.875%, 07/05/34	588,277	$593,213
MTR Corp. Ltd.
3.050%, 09/20/54 (CNY)	4,650,000	611,572
SNCF Reseau
1.125%, 05/25/30 (EUR)	4,100,000	4,039,747
Transnet SOC Ltd.
8.250%, 02/06/28	1,633,000	1,661,417
8.250%, 02/06/28 (144A) (d)	1,681,000	1,710,253
		10,306,115
Water — 0.1%
Aegea Finance SARL
6.750%, 05/20/29	209,000	207,343
9.000%, 01/20/31 (144A)	220,000	231,247
		438,590
Total Corporate Bonds & Notes (Cost $147,654,705)		146,775,658

Asset-Backed Securities—2.4%
Asset-Backed - Automobile — 0.3%
Ally Bank Auto Credit-Linked Notes
5.117%, 09/15/32 (144A)	217,611	218,538
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	189,608	192,788
PenFed Auto Receivables Owner Trust
4.700%, 06/15/29 (144A)	157,000	157,507
SBNA Auto Lease Trust
6.270%, 04/20/26 (144A)	74,263	74,322
Securitized Term Auto Receivables Trust
5.038%, 07/25/31 (144A)	163,429	164,227
Tesla Auto Lease Trust
5.110%, 08/21/28 (144A)	386,000	386,777
		1,194,159
Asset-Backed - Other — 2.0%
Affirm Asset Securitization Trust
4.620%, 09/15/29 (144A)	108,000	107,787
AGL CLO 16 Ltd.
5.725%, 3M TSFR + 1.400%, 01/20/35 (144A) (f)	375,000	367,981
AGL CLO 17 Ltd.
5.704%, 3M TSFR + 1.400%, 01/21/35 (144A) (f)	500,000	495,997
AIMCO CLO
5.553%, 3M TSFR + 1.250%, 10/17/34 (144A) (f)	660,000	659,792
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	204,436	204,890
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	130,573	132,083
Apidos CLO XXXII Ltd.
5.390%, 3M TSFR + 1.100%, 01/20/33 (144A) (f)	1,025,000	1,022,544
Auxilior Term Funding LLC
6.180%, 12/15/28 (144A)	318,209	321,072
BHG Securitization Trust
5.550%, 04/17/36 (144A)	141,142	141,341
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Capital Street Master Trust
5.699%, SOFR30A + 1.350%, 10/16/28 (144A) (f)	189,362	$189,361
CIFC Funding Ltd.
6.155%, 3M TSFR + 1.862%, 07/18/31 (144A) (f)	250,000	250,329
Clarus Capital Funding LLC
4.790%, 08/20/32 (144A)	102,000	101,575
Clover CLO LLC
5.750%, 3M TSFR + 1.450%, 01/25/35 (144A) (f)	456,364	451,941
Dell Equipment Finance Trust
4.820%, 08/22/30 (144A)	250,000	250,890
DLLAA LLC
5.930%, 07/20/26 (144A)	77,320	77,508
Dryden 113 CLO Ltd.
5.552%, 3M TSFR + 1.250%, 10/15/37 (144A) (f)	515,000	515,027
5.952%, 3M TSFR + 1.650%, 10/15/37 (144A) (f)	525,000	522,209
Elmwood CLO 15 Ltd.
5.630%, 3M TSFR + 1.340%, 04/22/35 (144A) (f)	500,000	500,015
HINNT LLC
5.490%, 03/15/43 (144A)	142,023	144,442
Lendmark Funding Trust
4.860%, 02/21/34 (144A)	101,000	99,735
M&T Equipment Notes
4.990%, 08/18/31 (144A)	177,000	177,526
Magnetite XIX Ltd.
5.753%, 3M TSFR + 1.450%, 04/17/34 (144A) (f)	272,765	271,026
Marlette Funding Trust
5.950%, 07/17/34 (144A)	53,399	53,555
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.796%, 3M TSFR + 1.500%, 01/20/37 (144A) (f)	470,000	467,613
NMEF Funding LLC
5.150%, 12/15/31 (144A)	264,010	264,651
6.570%, 06/17/30 (144A)	213,926	215,703
OCP CLO Ltd.
5.832%, 3M TSFR + 1.550%, 01/17/37 (144A) (f)	610,000	599,732
PEAC Solutions Receivables LLC
5.200%, 07/20/32 (144A)	126,000	126,836
Pikes Peak CLO 6
5.773%, 3M TSFR + 1.450%, 05/18/34 (144A) (f)	250,000	248,519
Sierra Timeshare Receivables Funding LLC
5.140%, 06/20/41 (144A)	122,944	124,344
Voya CLO Ltd.
5.505%, 3M TSFR + 1.212%, 04/19/31 (144A) (f)	99,785	99,782
		9,205,806
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	471,058
Total Asset-Backed Securities (Cost $10,961,778)		10,871,023

U.S. Treasury & Government Agencies—1.7%
Agency Sponsored Mortgage-Backed — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.290%, SOFR30A + 0.950%, 12/25/41 (144A) (f)	752,109	749,483
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.340%, SOFR30A + 1.000%, 10/25/44 (144A) (f)	68,970	$68,826
5.540%, SOFR30A + 1.200%, 08/25/44 (144A) (f)	540,366	539,271
5.840%, SOFR30A + 1.500%, 10/25/41 (144A) (f)	763,420	763,657
5.990%, SOFR30A + 1.650%, 01/25/34 (144A) (f)	107,901	108,104
6.436%, SOFR30A + 2.100%, 03/25/43 (144A) (f)	270,964	274,493
8.690%, SOFR30A + 4.350%, 04/25/42 (144A) (f)	208,229	218,120
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.190%, SOFR30A + 0.850%, 12/25/41 (144A) (f)	84,565	84,353
5.340%, SOFR30A + 1.000%, 07/25/44 (144A) (f)	126,927	126,732
5.390%, SOFR30A + 1.050%, 09/25/44 (144A) (f)	93,444	93,248
5.436%, SOFR30A + 1.100%, 01/25/45 (144A) (f)	222,212	221,726
5.890%, SOFR30A + 1.550%, 10/25/41 (144A) (f)	48,089	48,134
5.990%, SOFR30A + 1.650%, 12/25/41 (144A) (f)	909,180	911,426
6.236%, SOFR30A + 1.900%, 06/25/43 (144A) (f)	230,197	231,903
6.554%, SOFR30A + 2.214%, 03/25/31 (f)	1,033,361	1,047,471
6.636%, SOFR30A + 2.300%, 05/25/43 (144A) (f)	325,791	331,761
6.890%, SOFR30A + 2.550%, 07/25/42 (144A) (f)	447,642	458,586
		6,277,294
U.S. Treasury — 0.3%
U.S. Treasury Bonds
4.500%, 11/15/54	1,430,000	1,408,997
Total U.S. Treasury & Government Agencies (Cost $7,585,759)		7,686,291

Mortgage-Backed Securities—1.3%
Collateralized Mortgage Obligations — 0.1%
Bellemeade Re Ltd.
5.340%, SOFR30A + 1.000%, 09/25/31 (144A) (f)	470,651	470,874
Commercial Mortgage-Backed Securities — 1.2%
BAMLL Trust
6.170%, 1M TSFR + 1.850%, 02/15/42 (144A) (f)	755,000	752,205
BFLD Mortgage Trust
6.035%, 1M TSFR + 1.714%, 06/15/38 (144A) (f)	310,000	308,644
BX Commercial Mortgage Trust
5.812%, 1M TSFR + 1.492%, 10/15/41 (144A) (f)	267,000	267,000
DTP Commercial Mortgage Trust
5.454%, 01/15/41 (144A) (f)	144,000	147,013
Fashion Show Mall LLC
4.764%, 10/10/41 (144A) (f)	250,000	250,123
Great Wolf Trust
5.861%, 1M TSFR + 1.542%, 03/15/39 (144A) (f)	688,000	688,431
HILT Commercial Mortgage Trust
5.860%, 1M TSFR + 1.541%, 05/15/37 (144A) (f)	260,000	259,837
JP Morgan Chase Commercial Mortgage Securities Trust
3.578%, 12/15/47 (144A) (f)	1,500,000	872,865
NJ Trust
6.481%, 01/06/29 (144A) (f)	301,751	316,269
NRTH Mortgage Trust
5.961%, 1M TSFR + 1.641%, 03/15/39 (144A) (f)	743,000	742,494
ORL Trust
5.812%, 1M TSFR + 1.493%, 12/15/39 (144A) (f)	227,270	227,128
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SWCH Commercial Mortgage Trust
5.762%, 1M TSFR + 1.443%, 03/15/42 (144A) (f)	675,231	$667,627
		5,499,636
Total Mortgage-Backed Securities (Cost $6,370,905)		5,970,510

Short-Term Investments—1.4%
Repurchase Agreement—0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $2,881,148; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $2,938,702	2,880,888	2,880,888
U.S. Treasury—0.7%
U.S. Treasury Bills
Zero Coupon, 04/01/25 (g)	660,000	660,000
4.193%, 05/15/25 (d) (g)	1,110,000	1,104,256
4.193%, 05/20/25 (g)	1,110,000	1,103,609
4.221%, 04/15/25 (g)	220,000	219,637
		3,087,502
Total Short-Term Investments (Cost $5,968,504)		5,968,390

Securities Lending Reinvestments (h)—1.2%
Repurchase Agreements—0.0%
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $50,006; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $51,006	50,000	50,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $9,593; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $9,785	9,592	9,592
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $50,006; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $51,006	50,000	50,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,007	50,000	50,000
		159,592
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	275,768	$275,768

Mutual Funds—1.1%
Allspring Government Money Market Fund, Select Class, 4.270% (i)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (i)	700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (i)	700,000	700,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (i)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (i)	500,000	500,000
HSBC U.S. Government Money Market Fund, Class I, 4.270% (i)	30,000	30,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (i)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (i)	700,000	700,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (i)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (i)	500,000	500,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.260% (i)	50,000	50,000
		5,080,000
Total Securities Lending Reinvestments (Cost $5,515,360)		5,515,360
Total Investments—100.4% (Cost $465,936,276)		449,815,453
Other assets and liabilities (net)—(0.4)%		(1,701,269)
Net Assets—100.0%		$448,114,184

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Interest only security.
(b)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(c)	Principal amount of security is adjusted for inflation.
(d)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $11,677,131 and the collateral received consisted of cash in the amount of $5,515,360 and non-cash collateral with a value of $6,479,869. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$105,553,820, which is 23.6% of net assets.

Country Diversification as of March 31, 2025 (Unaudited)	% of Net Assets
Japan	11.3
United States	7.3
Colombia	5.4
China	4.6
United Kingdom	4.6
Mexico	4.6
France	4.5
Turkey	3.2
Italy	2.6
Canada	2.5
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	397,680	SSBT	04/09/25	USD	250,962	$(2,458)
BRL	6,574,026	BOA	04/02/25	USD	1,144,862	7,172
BRL	10,837,304	BOA	04/02/25	USD	1,887,309	11,824
BRL	3,285,287	JPMC	04/02/25	USD	577,004	(1,289)
BRL	3,288,738	MSCS	04/02/25	USD	570,268	6,051
BRL	10,837,304	MSCS	04/02/25	USD	1,879,193	19,940
CAD	960,225	CBNA	04/11/25	USD	667,656	(68)
CAD	817,717	CBNA	04/11/25	USD	568,475	35
CAD	2,495,781	JPMC	04/11/25	USD	1,751,656	(16,489)
CAD	1,079,375	SSBT	04/11/25	USD	755,052	(4,627)
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	298,318	SSBT	04/11/25	USD	210,550	$(3,147)
CAD	3,408,131	SSBT	04/11/25	USD	2,365,346	4,124
CNH	17,972,506	SSBT	06/05/25	USD	2,487,991	(3,615)
CNH	3,130,414	SSBT	06/05/25	USD	435,437	(2,713)
CNH	3,237,030	SSBT	06/05/25	USD	447,450	12
EUR	1,519,592	BNP	05/09/25	USD	1,652,193	(5,745)
EUR	1,231,133	HSBCU	05/09/25	USD	1,285,545	48,363
EUR	1,963,976	SSBT	05/09/25	USD	2,138,567	(10,639)
EUR	714,374	SSBT	05/09/25	USD	779,682	(5,672)
EUR	495,224	SSBT	05/09/25	USD	539,887	(3,322)
EUR	259,771	SSBT	05/09/25	USD	284,343	(2,886)
EUR	402,866	SSBT	05/09/25	USD	437,172	(675)
EUR	222,357	SSBT	05/09/25	USD	241,367	(448)
EUR	303,886	SSBT	05/09/25	USD	328,759	495
EUR	383,411	SSBT	05/09/25	USD	414,832	587
GBP	2,440,019	SSBT	05/16/25	USD	3,155,107	(3,425)
GBP	383,030	SSBT	05/16/25	USD	495,749	(1,003)
JPY	179,091,238	BBP	04/24/25	USD	1,204,080	(7,116)
JPY	83,728,285	HSBCU	04/24/25	USD	561,720	(2,118)
JPY	87,229,721	JPMC	04/24/25	USD	593,545	(10,542)
KRW	4,625,856,134	SCB	04/17/25	USD	3,162,762	(18,767)
SEK	813,683	SSBT	04/16/25	USD	80,656	361
SEK	1,055,517	SSBT	04/16/25	USD	103,338	1,759
SEK	1,174,558	SSBT	04/16/25	USD	110,229	6,721
SEK	1,169,722	SSBT	04/16/25	USD	109,152	7,316
SEK	1,055,496	SSBT	04/16/25	USD	97,252	7,843
SEK	1,174,078	SSBT	04/16/25	USD	108,232	8,670
SEK	2,318,828	SSBT	04/16/25	USD	218,635	12,249
SEK	1,766,193	SSBT	04/16/25	USD	162,525	13,333
ZAR	48,191,821	BNP	04/10/25	USD	2,614,241	12,549
ZAR	6,572,168	SSBT	04/10/25	USD	359,511	(1,282)
ZAR	838,600	SSBT	04/10/25	USD	45,488	222
ZAR	8,612,085	SSBT	04/10/25	USD	468,449	969
ZAR	2,692,274	SSBT	04/10/25	USD	144,419	2,328

Contracts to Deliver
AUD	9,090,523	BOA	04/09/25	USD	5,630,833	(49,698)
AUD	708,221	SSBT	04/09/25	USD	439,948	(2,608)
BRL	10,837,304	BOA	04/02/25	USD	1,867,921	(31,211)
BRL	6,574,026	BOA	04/02/25	USD	1,133,101	(18,933)
BRL	3,285,287	JPMC	04/02/25	USD	572,130	(3,584)
BRL	10,837,304	MSCS	04/02/25	USD	1,887,309	(11,824)
BRL	3,288,738	MSCS	04/02/25	USD	572,731	(3,588)
BRL	10,837,304	MSCS	05/05/25	USD	1,868,807	(18,789)
BRL	3,288,738	MSCS	05/05/25	USD	567,117	(5,702)
BRL	4,779,906	MSCS	05/05/25	USD	827,374	(5,170)
CAD	22,501,794	CBNA	04/11/25	USD	15,469,510	(174,645)
CAD	373,316	SSBT	04/11/25	USD	258,510	(1,034)
CAD	520,056	SSBT	04/11/25	USD	360,949	(616)
CAD	312,837	SSBT	04/11/25	USD	217,732	236
CAD	293,902	SSBT	04/11/25	USD	204,871	538
CAD	130,531	SSBT	04/11/25	USD	91,865	1,115
CAD	435,094	SSBT	04/11/25	USD	303,862	1,367
CAD	345,397	SSBT	04/11/25	USD	241,777	1,644
CNH	5,505,889	BOA	06/05/25	USD	760,261	(830)
CNH	200,059,038	BNP	06/05/25	USD	27,569,595	(84,976)
COP	15,609,263,197	MSCS	05/15/25	USD	3,739,283	28,276
COP	23,483,770,992	MSCS	05/15/25	USD	5,625,664	42,540
BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	15,743,025	MSCS	05/09/25	USD	16,591,527	$(465,725)
EUR	24,050,324	MSCS	05/16/25	USD	25,415,213	(653,186)
EUR	20,133,497	SCB	05/23/25	USD	22,049,173	217,587
EUR	712,756	SSBT	05/09/25	USD	751,386	(20,871)
EUR	598,226	SSBT	05/09/25	USD	628,852	(19,313)
EUR	462,710	SSBT	05/09/25	USD	487,232	(14,106)
EUR	209,338	SSBT	05/09/25	USD	219,978	(6,835)
EUR	604,093	SSBT	05/09/25	USD	653,858	(664)
EUR	64,118	SSBT	05/09/25	USD	69,473	2
EUR	317,910	SSBT	05/09/25	USD	348,252	3,802
EUR	442,756	SSBT	05/09/25	USD	484,822	5,104
EUR	16,450,555	SSBT	05/30/25	USD	17,851,469	6,356
GBP	12,989,681	BOA	05/16/25	USD	16,786,668	8,381
GBP	694,265	SSBT	05/16/25	USD	896,144	(612)
GBP	108,284	SSBT	05/16/25	USD	139,551	(316)
GBP	643,651	SSBT	05/16/25	USD	832,017	636
GBP	382,115	SSBT	05/16/25	USD	495,414	1,850
IDR	48,733,174,057	BOA	04/29/25	USD	2,976,072	37,743
INR	108,652,939	HSBCU	05/22/25	USD	1,235,619	(30,685)
JPY	871,578,579	ANZ	04/24/25	USD	5,870,165	44,930
JPY	4,859,599,336	CBNA	04/24/25	USD	32,276,177	(203,175)
JPY	763,232,379	HSBCU	04/24/25	USD	5,104,171	3,073
JPY	370,925,897	HSBCU	04/24/25	USD	2,495,978	16,878
JPY	351,576,928	MSCS	04/24/25	USD	2,377,487	27,707
JPY	470,460,689	SSBT	04/24/25	USD	3,135,641	(8,704)
JPY	39,222,337	SSBT	04/24/25	USD	263,100	956
JPY	145,199,366	SSBT	04/24/25	USD	977,502	7,056
KRW	7,703,339,628	CBNA	04/17/25	USD	5,255,920	20,292
KRW	5,238,119,519	HSBCU	04/17/25	USD	3,581,130	21,006
MXN	13,515,930	SSBT	04/09/25	USD	663,741	3,906
MYR	9,179,334	BBP	06/18/25	USD	2,077,195	2,746
PEN	1,483,633	CBNA	05/15/25	USD	405,010	1,633
PEN	1,822,565	CBNA	05/15/25	USD	497,534	2,006
SEK	9,923,698	SSBT	04/16/25	USD	894,383	(93,710)
THB	20,331,285	SSBT	05/15/25	USD	604,864	3,750
ZAR	16,049,683	SSBT	04/10/25	USD	862,456	(12,364)
ZAR	49,352,428	UBSA	04/10/25	USD	2,650,706	(39,346)
Net Unrealized Depreciation						$(1,404,827)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	06/16/25	14	AUD	1,491,051	$447
Australian 10 Year Treasury Bond Futures	06/16/25	46	AUD	5,182,343	(7,550)
Canada Government Bond 5 Year Futures	06/19/25	98	CAD	11,360,160	59,277
Euro-Bobl Futures	06/06/25	77	EUR	9,069,830	(81,292)
Euro-BTP Futures	06/06/25	22	EUR	2,585,440	30,783
Euro-Bund Futures	06/06/25	2	EUR	257,660	52
Euro-Buxl 30 Year Bond Futures	06/06/25	22	EUR	2,623,720	40,375
Euro-Schatz Futures	06/06/25	44	EUR	4,706,020	(3,611)
U.K. Long Gilt Bond Futures	06/26/25	39	GBP	3,575,910	(36,185)
U.S. Treasury Long Bond Futures	06/18/25	15	USD	1,759,219	915
U.S. Treasury Note 2 Year Futures	06/30/25	17	USD	3,521,922	21,275
BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	06/30/25	249	USD	26,930,906	$393,054
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	212	USD	24,194,500	236,289

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/19/25	(90)	CAD	(11,173,500)	(63,633)
Japanese Government Bond 10 Year Futures	06/13/25	(7)	JPY	(968,800,000)	(15,484)
U.S. Treasury Ultra Long Bond Futures	06/18/25	(35)	USD	(4,278,750)	(26,306)
Net Unrealized Appreciation					$548,406
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	14.800%	Maturity	01/02/31	BRL	51,981,416	$30,844	$—	$30,844
Pay	3M NZDBB	Quarterly	4.153%	Quarterly	03/18/35	NZD	3,204,000	4,866	—	4,866
Pay	3M NZDBB	Quarterly	4.155%	Quarterly	03/18/35	NZD	1,626,000	2,659	—	2,659
Pay	7-Day CNRR	Quarterly	1.571%	Quarterly	02/20/30	CNY	53,440,000	(8,364)	—	(8,364)
Pay	7-Day CNRR	Quarterly	1.785%	Quarterly	10/11/29	CNY	38,270,000	43,552	—	43,552
Totals								$73,557	$—	$73,557
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.AUS.43.V1	(1.000%)	Quarterly	06/20/30	0.887%	USD	4,660,000	$(30,831)	$(53,939)	$23,108
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.HY.43.V1	1.000%	Quarterly	06/20/30	2.887%	USD	6,340,000	$(520,945)	$(506,137)	$(14,808)
CDX.NA.IG.44.V1	1.000%	Quarterly	06/20/30	0.613%	USD	4,660,000	83,987	92,461	(8,474)
ITRX.EUR.XOVER.43.V1	5.000%	Quarterly	06/20/30	3.281%	EUR	980,000	78,435	82,376	(3,941)
Totals							$(358,523)	$(331,300)	$(27,223)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-40

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$267,028,221	$—	$267,028,221
Total Corporate Bonds & Notes*	—	146,775,658	—	146,775,658
Total Asset-Backed Securities*	—	10,871,023	—	10,871,023
Total U.S. Treasury & Government Agencies*	—	7,686,291	—	7,686,291
Total Mortgage-Backed Securities*	—	5,970,510	—	5,970,510
Total Short-Term Investments*	—	5,968,390	—	5,968,390
Securities Lending Reinvestments
Repurchase Agreements	—	159,592	—	159,592
Time Deposit	—	275,768	—	275,768
Mutual Funds	5,080,000	—	—	5,080,000
Total Securities Lending Reinvestments	5,080,000	435,360	—	5,515,360
Total Investments	$5,080,000	$444,735,453	$—	$449,815,453
Collateral for Securities Loaned (Liability)	$—	$(5,515,360)	$—	$(5,515,360)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$686,039	$—	$686,039
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,090,866)	—	(2,090,866)
Total Forward Contracts	$—	$(1,404,827)	$—	$(1,404,827)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$782,467	$—	$—	$782,467
Futures Contracts (Unrealized Depreciation)	(234,061)	—	—	(234,061)
Total Futures Contracts	$548,406	$—	$—	$548,406
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$105,029	$—	$105,029
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(35,587)	—	(35,587)
Total Centrally Cleared Swap Contracts	$—	$69,442	$—	$69,442

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-41

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.3%
L3Harris Technologies, Inc.	41,988	$8,788,508
StandardAero, Inc. (a)	40,428	1,077,002
		9,865,510
Automobile Components — 1.0%
Aptiv PLC (a) (b)	51,690	3,075,555
Banks — 3.0%
Fifth Third Bancorp (b)	144,943	5,681,766
Regions Financial Corp. (b)	156,207	3,394,378
		9,076,144
Beverages — 3.2%
Keurig Dr. Pepper, Inc.	285,029	9,753,692
Building Products — 2.1%
Carlisle Cos., Inc. (b)	18,680	6,360,540
Capital Markets — 2.2%
Jefferies Financial Group, Inc. (b)	124,645	6,677,233
Chemicals — 1.6%
Ashland, Inc.	33,647	1,994,931
RPM International, Inc. (b)	24,514	2,835,779
		4,830,710
Commercial Services & Supplies — 2.8%
Republic Services, Inc.	34,482	8,350,161
Construction & Engineering — 1.1%
API Group Corp. (a)	92,839	3,319,923
Construction Materials — 2.1%
Vulcan Materials Co.	26,944	6,286,035
Containers & Packaging — 3.6%
AptarGroup, Inc.	17,309	2,568,309
Graphic Packaging Holding Co. (b)	318,964	8,280,306
		10,848,615
Electric Utilities — 5.4%
American Electric Power Co., Inc. (b)	84,846	9,271,122
FirstEnergy Corp.	171,038	6,913,356
		16,184,478
Energy Equipment & Services — 1.4%
Baker Hughes Co.	99,783	4,385,463
Financial Services — 1.6%
Euronet Worldwide, Inc. (a)	45,651	4,877,809
Ground Transportation — 3.3%
Canadian Pacific Kansas City Ltd. (b)	70,042	4,917,649
CSX Corp.	77,489	2,280,501
Knight-Swift Transportation Holdings, Inc.	64,106	2,787,970
		9,986,120
Security Description	Shares	Value
Health Care Equipment & Supplies — 2.8%
Alcon AG (b)	47,798	$4,537,464
Zimmer Biomet Holdings, Inc. (b)	34,967	3,957,565
		8,495,029
Health Care Providers & Services — 3.5%
Humana, Inc.	12,682	3,355,657
Labcorp Holdings, Inc.	31,722	7,382,979
		10,738,636
Hotels, Restaurants & Leisure — 0.9%
Yum China Holdings, Inc. (b)	51,437	2,677,810
Household Durables — 1.2%
DR Horton, Inc.	29,034	3,691,092
Household Products — 3.9%
Church & Dwight Co., Inc.	54,632	6,014,437
Reynolds Consumer Products, Inc. (b)	241,450	5,760,997
		11,775,434
Insurance — 10.3%
Allstate Corp.	29,517	6,112,085
Arch Capital Group Ltd.	94,785	9,116,421
Axis Capital Holdings Ltd. (b)	14,797	1,483,251
Brown & Brown, Inc.	72,324	8,997,106
Loews Corp.	59,449	5,463,958
		31,172,821
IT Services — 1.8%
Amdocs Ltd. (b)	58,830	5,382,945
Life Sciences Tools & Services — 3.2%
Charles River Laboratories International, Inc. (a) (b)	34,415	5,180,146
ICON PLC (a)	14,262	2,495,707
Qiagen NV (a)	47,277	1,898,172
		9,574,025
Machinery — 2.0%
Donaldson Co., Inc.	18,464	1,238,196
Gates Industrial Corp. PLC (a)	226,521	4,170,252
Toro Co. (b)	10,387	755,654
		6,164,102
Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	87,843	3,325,736
Mortgage Real Estate Investment Trusts — 2.3%
Annaly Capital Management, Inc. (b)	337,875	6,862,241
Office REITs — 1.8%
BXP, Inc. (b)	79,589	5,347,585
Oil, Gas & Consumable Fuels — 4.1%
EOG Resources, Inc.	35,783	4,588,812
EQT Corp.	86,658	4,630,137
BHFTI-42

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Escrow Shares—0.0%
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Valero Energy Corp. (b)	23,680	$3,127,418
		12,346,367
Professional Services — 3.3%
Booz Allen Hamilton Holding Corp.	10,655	1,114,300
Dun & Bradstreet Holdings, Inc. (b)	344,586	3,080,599
Jacobs Solutions, Inc.	48,360	5,846,240
		10,041,139
Real Estate Management & Development — 2.5%
CBRE Group, Inc. - Class A (a)	57,895	7,571,508
Semiconductors & Semiconductor Equipment — 2.4%
ON Semiconductor Corp. (a) (b)	80,967	3,294,548
Teradyne, Inc.	48,037	3,967,856
		7,262,404
Software — 0.5%
Informatica, Inc. - Class A (a) (b)	90,582	1,580,656
Specialized REITs — 4.6%
CubeSmart	88,008	3,758,822
Gaming & Leisure Properties, Inc.	103,249	5,255,374
Weyerhaeuser Co.	165,387	4,842,531
		13,856,727
Specialty Retail — 0.8%
Foot Locker, Inc. (a) (b)	86,725	1,222,822
RH (a) (b)	4,846	1,135,951
		2,358,773
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	14,642	946,459
Trading Companies & Distributors — 4.6%
AerCap Holdings NV	101,226	10,342,260
WESCO International, Inc.	22,415	3,481,050
		13,823,310
Water Utilities — 2.0%
American Water Works Co., Inc.	41,411	6,108,951
Total Common Stocks (Cost $247,749,607)		294,981,738

Warrants—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	0

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	277,348	$0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	84,465	0

Short-Term Investments—2.5%
Repurchase Agreement—2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $7,375,126; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $7,522,007	7,374,460	7,374,460
Total Short-Term Investments (Cost $7,374,460)		7,374,460

Securities Lending Reinvestments (e)—17.4%
Repurchase Agreements—6.4%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $1,020,001	1,000,000	1,000,000
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $2,000,248; collateralized by various Common Stock with an aggregate market value of $2,226,506	2,000,000	2,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $800,100; collateralized by various Common Stock with an aggregate market value of $890,602	800,000	800,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $500,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $510,593	500,000	500,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $2,050,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $2,040,200	2,000,000	2,000,000
BHFTI-43

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $3,000,374; collateralized by various Common Stock with an aggregate market value of $3,345,353	3,000,000	$3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $1,000,867; collateralized by various Common Stock with an aggregate market value of $1,115,103	1,000,000	1,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $3,000,373; collateralized by various Common Stock with an aggregate market value of $3,345,363	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $3,000,369; collateralized by various Common Stock with an aggregate market value of $3,300,406	3,000,000	3,000,000
		19,400,000
Time Deposit—0.1%
Banco Santander SA
4.320%, 04/01/25	292,308	292,308

Mutual Funds—10.9%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (f)	6,000,000	6,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	6,000,000	$6,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (f)	6,000,000	6,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	6,000,000	6,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (f)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (f)	1,000,000	1,000,000
		33,000,000
Total Securities Lending Reinvestments (Cost $52,692,308)		52,692,308
Total Investments—117.5% (Cost $307,992,087)		355,048,506
Other assets and liabilities (net)—(17.5)%		(52,914,689)
Net Assets—100.0%		$302,133,817

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $61,717,194 and the collateral received consisted of cash in the amount of
$52,692,308 and non-cash collateral with a value of $10,373,650. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$294,981,738	$—	$—	$294,981,738
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	7,374,460	—	7,374,460
Securities Lending Reinvestments
Repurchase Agreements	—	19,400,000	—	19,400,000
Time Deposit	—	292,308	—	292,308
BHFTI-44

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,000,000	$—	$—	$33,000,000
Total Securities Lending Reinvestments	33,000,000	19,692,308	—	52,692,308
Total Investments	$327,981,738	$27,066,768	$0	$355,048,506
Collateral for Securities Loaned (Liability)	$—	$(52,692,308)	$—	$(52,692,308)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-45

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,183,840	$294,034,583
American Funds American Mutual Fund (Class R-6)	4,884,174	274,979,002
American Funds Capital World Bond Fund (Class 1) (a)	10,931,741	108,661,506
American Funds Fundamental Investors Fund (Class R-6)	3,873,869	301,968,110
American Funds Growth Fund (Class 1)	2,566,919	304,051,534
American Funds Growth-Income Fund (Class 1)	5,083,773	343,205,518
American Funds High-Income Trust Fund (Class R-6)	18,270,406	177,588,344
American Funds International Fund (Class 1) (a)	14,415,732	255,590,924
American Funds International Growth & Income Fund (Class R-6) (a)	8,876,529	340,592,412
American Funds New World Fund (Class 1)	2,851,266	77,354,853
American Funds Smallcap World Fund, Inc. (Class R-6)	1,692,125	110,783,388
American Funds The Bond Fund of America (Class 1) (a)	55,152,851	525,606,667
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	34,831,199	$418,322,702
American Funds Washington Mutual Investors Fund (Class 1) (a)	18,424,715	311,930,433
Total Mutual Funds (Cost $3,627,331,974)		3,844,669,976
Total Investments—100.1% (Cost $3,627,331,974)		3,844,669,976
Other assets and liabilities (net)—(0.1)%		(2,359,571)
Net Assets—100.0%		$3,842,310,405

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
American Funds Capital World Bond Fund (Class 1)	$106,451,205	$27,267	$(1,244,353)	$(294,291)	$3,721,678	$108,661,506
American Funds International Fund (Class 1)	260,535,116	53,162	(3,599,624)	374,614	(1,772,344)	255,590,924
American Funds International Growth & Income Fund (Class R-6)	341,282,815	1,603,980	(26,580,332)	(276,709)	24,562,658	340,592,412
American Funds The Bond Fund of America (Class 1)	524,325,508	77,393	(13,471,243)	(2,011,506)	16,686,515	525,606,667
American Funds Washington Mutual Investors Fund (Class 1)	323,868,313	3,568	(13,655,114)	3,884,860	(2,171,194)	311,930,433
	$1,556,462,957	$1,765,370	$(58,550,666)	$1,676,968	$41,027,313	$1,542,381,942

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
American Funds Capital World Bond Fund (Class 1)	$—	10,931,741
American Funds International Fund (Class 1)	—	14,415,732
American Funds International Growth & Income Fund (Class R-6)	1,566,134	8,876,529
American Funds The Bond Fund of America (Class 1)	—	55,152,851
American Funds Washington Mutual Investors Fund (Class 1)	—	18,424,715
	$1,566,134
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,844,669,976	$—	$—	$3,844,669,976
Total Investments	$3,844,669,976	$—	$—	$3,844,669,976
BHFTI-46

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio (formerly, American Funds Growth Allocation Portfolio)
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	7,442,004	$304,601,212
American Funds American Mutual Fund (Class R-6)	4,452,094	250,652,900
American Funds Capital World Bond Fund (Class 1) (a)	4,209,572	41,843,149
American Funds Fundamental Investors Fund (Class R-6)	3,834,383	298,890,188
American Funds Growth Fund (Class 1)	2,278,744	269,917,261
American Funds Growth-Income Fund (Class 1)	4,065,612	274,469,438
American Funds High-Income Trust Fund (Class R-6)	7,175,660	69,747,410
American Funds International Fund (Class 1) (a)	13,575,359	240,691,121
American Funds International Growth & Income Fund (Class R-6) (a)	7,879,222	302,325,752
American Funds New World Fund (Class 1)	3,024,058	82,042,687
American Funds Smallcap World Fund, Inc. (Class R-6)	2,010,854	131,650,625
American Funds The Bond Fund of America (Class 1)	13,221,370	125,999,655
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,511,578	$42,174,049
American Funds Washington Mutual Investors Fund (Class 1)	16,369,231	277,131,085
Total Mutual Funds (Cost $2,390,714,244)		2,712,136,532
Total Investments—100.1% (Cost $2,390,714,244)		2,712,136,532
Other assets and liabilities (net)—(0.1)%		(1,748,897)
Net Assets—100.0%		$2,710,387,635

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
American Funds Capital World Bond Fund (Class 1)	$40,719,097	$562,623	$(759,823)	$(173,718)	$1,494,970	$41,843,149
American Funds International Fund (Class 1)	244,239,064	174,603	(2,327,370)	100,689	(1,495,865)	240,691,121
American Funds International Growth & Income Fund (Class R-6)	302,509,305	1,520,028	(23,303,230)	(171,408)	21,771,057	302,325,752
	$587,467,466	$2,257,254	$(26,390,423)	$(244,437)	$21,770,162	$584,860,022

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
American Funds Capital World Bond Fund (Class 1)	$—	4,209,572
American Funds International Fund (Class 1)	—	13,575,359
American Funds International Growth & Income Fund (Class R-6)	1,382,837	7,879,222
	$1,382,837
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,712,136,532	$—	$—	$2,712,136,532
Total Investments	$2,712,136,532	$—	$—	$2,712,136,532
BHFTI-47

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,246,009,693)	14,136,466	$1,674,464,397
Total Investments—100.1% (Cost $1,246,009,693)		1,674,464,397
Other assets and liabilities (net)—(0.1)%		(1,115,336)
Net Assets—100.0%		$1,673,349,061

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows.
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
American Funds Growth Fund (Class 1)	$1,860,838,354	$9,663,594	$(70,779,722)	$32,661,628	$(157,919,457)	$1,674,464,397

Security Description	Number of shares held at March 31, 2025
American Funds Growth Fund (Class 1)	14,136,466
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,674,464,397	$—	$—	$1,674,464,397
Total Investments	$1,674,464,397	$—	$—	$1,674,464,397
BHFTI-48

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities — 100.1%
American Funds AMCAP Fund (Class R-6)	2,147,585	$87,900,642
American Funds American Mutual Fund (Class R-6)	2,711,446	152,654,406
American Funds Capital World Bond Fund (Class 1) (a)	6,800,638	67,598,339
American Funds Fundamental Investors Fund (Class R-6)	1,159,513	90,384,031
American Funds Growth Fund (Class 1)	725,359	85,918,804
American Funds Growth-Income Fund (Class 1)	2,158,940	145,750,053
American Funds High-Income Trust Fund (Class R-6)	10,872,343	105,679,172
American Funds International Fund (Class 1)	5,683,502	100,768,499
American Funds International Growth & Income Fund (Class R-6)	3,209,493	123,148,233
American Funds New World Fund (Class 1)	692,886	18,797,997
American Funds Smallcap World Fund, Inc. (Class R-6)	270,903	17,736,041
American Funds The Bond Fund of America (Class 1) (a)	38,564,878	367,523,288
Security Description	Shares	Value
Investment Company Securities — (Continued)
American Funds U.S. Government Securities Fund (Class R-6)	30,742,725	$369,220,128
American Funds Washington Mutual Investors Fund (Class 1)	8,853,552	149,890,630
Total Mutual Funds (Cost $1,856,340,787)		1,882,970,263
Total Investments—100.1% (Cost $1,856,340,787)		1,882,970,263
Other assets and liabilities (net)—(0.1)%		(1,319,442)
Net Assets—100.0%		$1,881,650,821

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
American Funds Capital World Bond Fund (Class 1)	$67,014,672	$215,055	$(1,792,123)	$(396,919)	$2,557,654	$67,598,339
American Funds The Bond Fund of America (Class 1)	370,954,619	137,711	(13,829,686)	(1,710,538)	11,971,182	367,523,288
	$437,969,291	$352,766	$(15,621,809)	$(2,107,457)	$14,528,836	$435,121,627

Security Description	Number of shares held at March 31, 2025
American Funds Capital World Bond Fund (Class 1)	6,800,638
American Funds The Bond Fund of America (Class 1)	38,564,878
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,882,970,263	$—	$—	$1,882,970,263
Total Investments	$1,882,970,263	$—	$—	$1,882,970,263
BHFTI-49

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—87.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 87.5%
Communication Services Select Sector SPDR Fund (a)	257,066	$24,794,016
Consumer Discretionary Select Sector SPDR Fund (a)	122,035	24,097,031
Consumer Staples Select Sector SPDR Fund (a)	137,500	11,229,625
Energy Select Sector SPDR Fund (a)	81,470	7,613,372
Financial Select Sector SPDR Fund (a)	655,503	32,650,604
Health Care Select Sector SPDR Fund (a)	173,123	25,277,689
Industrial Select Sector SPDR Fund (a)	150,496	19,725,511
iShares Core MSCI EAFE ETF (b)	8,940,779	676,369,931
iShares Core S&P 500 ETF (b)	994,552	558,838,769
iShares Core U.S. Aggregate Bond ETF (a) (b)	4,619,066	456,918,009
iShares U.S. Real Estate ETF (a) (b)	617,557	59,131,083
Materials Select Sector SPDR Fund (a)	59,476	5,113,746
Technology Select Sector SPDR Fund (a)	284,792	58,803,852
Utilities Select Sector SPDR Fund	81,104	6,395,050
Vanguard Total Bond Market ETF (a)	7,915,573	581,398,837
Total Mutual Funds (Cost $2,414,374,220)		2,548,357,125

Short-Term Investments—8.9%
Mutual Funds—6.3%
State Street USD Liquidity LVNAV Fund - Institutional Shares, 4.346% (c)	184,795,896	184,795,897

Repurchase Agreement—2.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $75,525,310; collateralized by U.S. Treasury Notes at 4.625%, maturing 06/30/26, with a market value of $77,029,076	75,518,493	75,518,493
Total Short-Term Investments (Cost $260,314,390)		260,314,390

Securities Lending Reinvestments (d)—8.3%
Certificates of Deposit—1.6%
Bank of Nova Scotia
4.680%, SOFR + 0.340%, 05/02/25 (e)	5,000,000	5,000,900
Mitsubishi UFJ Trust & Banking Corp.
4.580%, SOFR + 0.240%, 07/07/25 (e)	5,000,000	5,001,050
Mizuho Bank Ltd.
4.540%, SOFR + 0.180%, 09/11/25 (e)	2,000,000	1,999,364
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 12/15/25 (e)	5,000,000	4,998,875
Royal Bank of Canada
4.680%, SOFR + 0.340%, 04/22/25 (e)	5,000,000	5,000,575
4.680%, SOFR + 0.340%, 05/08/25 (e)	5,000,000	5,000,975
Sumitomo Mitsui Banking Corp.
4.580%, SOFR + 0.240%, 07/09/25 (e)	4,000,000	4,001,044
Toronto-Dominion Bank
4.700%, SOFR + 0.340%, 05/09/25 (e)	10,000,000	9,999,831
4.710%, SOFR + 0.350%, 08/12/25 (e)	5,000,000	5,003,370
		46,005,984
Security Description	Principal Amount*	Value
Commercial Paper—0.4%
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (e)	4,000,000	$3,999,796
Ionic Funding LLC
4.420%, 05/14/25	3,000,000	2,983,458
Ionic Funding LLC (Series III)
4.430%, 04/24/25	3,000,000	2,991,186
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
		10,966,609
Repurchase Agreements—3.4%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $265,501; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $271,093	265,469	265,469
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $7,000,848; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $7,140,865	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $30,752,333; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $30,602,999	30,000,000	30,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $28,024,282; collateralized by various Common Stock with an aggregate market value of $31,222,888	28,000,000	28,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $25,022,069; collateralized by various Common Stock with an aggregate market value of $27,878,404	25,000,000	25,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $10,001,211; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $10,201,235	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $300,036; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $306,000	300,000	300,000
		100,565,469
Time Deposits—1.4%
Banco Santander SA
4.320%, 04/01/25	12,035,978	12,035,978
BHFTI-50

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Time Deposits—(Continued)
DNB Bank ASA
4.290%, 04/01/25	12,035,978	$12,035,978
DZ Bank AG (NY)
4.310%, 04/01/25	12,035,978	12,035,978
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	4,103,936	4,103,936
		40,211,870

Mutual Funds—1.5%
Allspring Government Money Market Fund, Select Class, 4.270% (c)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (c)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (c)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (c)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (c)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (c)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (c)	15,000,000	15,000,000
		43,000,000
Total Securities Lending Reinvestments (Cost $240,745,344)		240,749,932
Total Investments—104.7% (Cost $2,915,433,954)		3,049,421,447
Other assets and liabilities (net)—(4.7)%		(136,528,252)
Net Assets—100.0%		$2,912,893,195

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $317,033,277 and the collateral received consisted of cash in the amount of $240,719,563 and non-cash collateral with a value of $81,155,793. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the period ended March 31, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
iShares Core MSCI EAFE ETF	$451,806,787	$177,362,573	$—	$—	$47,200,571	$676,369,931
iShares Core S&P 500 ETF	380,006,480	204,179,766	—	—	(25,347,477)	558,838,769
iShares Core U.S. Aggregate Bond ETF	487,120,370	11,658,179	(52,016,010)	(198,160)	10,353,630	456,918,009
iShares U.S. Real Estate ETF	61,677,376	—	(4,328,663)	(486,443)	2,268,813	59,131,083
	$1,380,611,013	$393,200,518	$(56,344,673)	$(684,603)	$34,475,537	$1,751,257,792

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
iShares Core MSCI EAFE ETF	$—	8,940,779
iShares Core S&P 500 ETF	1,754,961	994,552
BHFTI-51

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
iShares Core U.S. Aggregate Bond ETF	$3,104,460	4,619,066
iShares U.S. Real Estate ETF	237,653	617,557
	$5,097,074
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	238,621,610	JPMC	06/18/25	USD	150,422,887	$(1,225,738)
CAD	53,830,550	JPMC	06/18/25	USD	37,473,713	76,374
JPY	5,737,197,212	GSI	06/18/25	USD	39,402,799	(822,317)
JPY	9,002,146,191	GSI	06/18/25	USD	60,638,603	(102,574)

Contracts to Deliver
AUD	6,550,000	DBAG	06/18/25	USD	4,131,000	35,640
CAD	4,830,000	DBAG	06/18/25	USD	3,362,369	(6,850)
EUR	1,106,875	DBAG	06/18/25	USD	1,204,250	2,215
GBP	4,314,000	DBAG	06/18/25	USD	5,564,096	(8,108)
JPY	534,016,801	JPMC	06/18/25	USD	3,667,680	76,619

Cross Currency Contracts to Buy
EUR	7,195,250	JPMC	06/18/25	JPY	1,140,513,000	144,320
JPY	23,058,884,149	DBAG	06/18/25	EUR	145,482,818	(2,927,959)
Net Unrealized Depreciation						$(4,758,378)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/20/25	616	USD	74,422,040	$(1,792,397)
Russell 2000 Index E-Mini Futures	06/20/25	421	USD	42,670,455	297,539
S&P 500 Index E-Mini Futures	06/20/25	379	USD	107,129,088	977,724
TOPIX Index Futures	06/12/25	408	JPY	10,860,960,000	(1,398,670)

Futures Contracts—Short
NASDAQ 100 Index E-Mini Futures	06/20/25	(178)	USD	(69,204,620)	52,551
U.S. Treasury Note 10 Year Futures	06/18/25	(638)	USD	(70,957,563)	(873,488)
U.S. Treasury Ultra Long Bond Futures	06/18/25	(2,106)	USD	(257,458,500)	(2,306,052)
Net Unrealized Depreciation					$(5,042,793)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.768%	Annually	03/09/35	USD	422,000,000	$(1,133,553)	$197,687	$(1,331,240)
Pay	12M SOFR	Annually	4.096%	Annually	01/12/35	USD	163,000,000	3,980,183	51,880	3,928,303
BHFTI-52

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.136%	Annually	04/12/34	USD	283,330,013	$7,730,055	$2,234,367	$5,495,688
Totals								$10,576,685	$2,483,934	$8,092,751
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.080%	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	7,069,087	$205,303	$—	$205,303

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	10/06/25	GSI	Russell 1000 Value Index	USD	28,843,492	$421,745	$—	$421,745
Pay	3M SOFR	Quarterly	10/06/25	GSI	Russell 1000 Value Index	USD	7,492,483	(154,559)	—	(154,559)
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	101,739,702	2,954,759	—	2,954,759
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	4,807,128	139,610	—	139,610
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	320,475	9,308	—	9,308
Pay	3M UST	Quarterly	05/30/25	JPMC	S&P GSCI Commodity Index	USD	1,737,202	68,933	—	68,933
Totals								$3,439,796	$—	$3,439,796

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$2,548,357,125	$—	$—	$2,548,357,125
Short-Term Investments
Mutual Funds	184,795,897	—	—	184,795,897
Repurchase Agreement	—	75,518,493	—	75,518,493
Total Short-Term Investments	184,795,897	75,518,493	—	260,314,390
Securities Lending Reinvestments
Certificates of Deposit	—	46,005,984	—	46,005,984
Commercial Paper	—	10,966,609	—	10,966,609
Repurchase Agreements	—	100,565,469	—	100,565,469
Time Deposits	—	40,211,870	—	40,211,870
Mutual Funds	43,000,000	—	—	43,000,000
Total Securities Lending Reinvestments	43,000,000	197,749,932	—	240,749,932
Total Investments	$2,776,153,022	$273,268,425	$—	$3,049,421,447
Collateral for Securities Loaned (Liability)	$—	$(240,719,563)	$—	$(240,719,563)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$335,168	$—	$335,168
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,093,546)	—	(5,093,546)
Total Forward Contracts	$—	$(4,758,378)	$—	$(4,758,378)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,327,814	$—	$—	$1,327,814
Futures Contracts (Unrealized Depreciation)	(6,370,607)	—	—	(6,370,607)
Total Futures Contracts	$(5,042,793)	$—	$—	$(5,042,793)
BHFTI-53

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,423,991	$—	$9,423,991
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,331,240)	—	(1,331,240)
Total Centrally Cleared Swap Contracts	$—	$8,092,751	$—	$8,092,751
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,799,658	$—	$3,799,658
OTC Swap Contracts at Value (Liabilities)	—	(154,559)	—	(154,559)
Total OTC Swap Contracts	$—	$3,645,099	$—	$3,645,099
BHFTI-54

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—87.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.2%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	1,021,000	$986,775
7.500%, 06/01/29 (144A) (a)	2,679,000	2,212,470
7.750%, 04/15/28 (144A)	490,000	421,175
7.875%, 04/01/30 (144A) (a)	2,278,000	2,233,452
9.000%, 09/15/28 (144A) (a)	2,081,000	2,137,320
CMG Media Corp.
8.875%, 06/18/29 (144A)	515,000	444,188
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	1,467,000	1,272,843
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	931,000	863,384
4.625%, 03/15/30 (144A)	345,000	315,417
5.000%, 08/15/27 (144A) (a)	244,000	239,815
7.375%, 02/15/31 (144A)	457,000	475,973
Stagwell Global LLC
5.625%, 08/15/29 (144A)	275,000	261,885
		11,864,697
Aerospace/Defense — 2.8%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A)	823,000	836,299
Bombardier, Inc.
7.000%, 06/01/32 (144A)	1,094,000	1,089,268
7.250%, 07/01/31 (144A) (a)	484,000	485,646
8.750%, 11/15/30 (144A) (a)	1,255,000	1,323,146
Efesto Bidco SpA Efesto U.S. LLC
7.500%, 02/15/32 (144A)	2,630,000	2,564,487
F-Brasile SpA/F-Brasile U.S. LLC
7.375%, 08/15/26 (144A)	1,800,000	1,795,680
Goat Holdco LLC
6.750%, 02/01/32 (144A)	905,000	885,760
Spirit AeroSystems, Inc.
9.375%, 11/30/29 (144A)	1,146,000	1,222,526
9.750%, 11/15/30 (144A)	1,527,000	1,685,569
TransDigm, Inc.
6.000%, 01/15/33 (144A)	2,546,000	2,505,614
6.375%, 03/01/29 (144A)	3,517,000	3,552,856
6.625%, 03/01/32 (144A)	4,967,000	5,030,301
6.750%, 08/15/28 (144A)	440,000	446,426
7.125%, 12/01/31 (144A)	919,000	945,502
Triumph Group, Inc.
9.000%, 03/15/28 (144A)	2,380,000	2,502,051
		26,871,131
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	468,000	465,164
Tereos Finance Groupe I SA
4.750%, 04/30/27 (EUR)	100,000	108,545
5.750%, 04/30/31 (EUR)	100,000	108,752
		682,461
Airlines — 0.3%
American Airlines, Inc.
8.500%, 05/15/29 (144A) (a)	935,000	949,209
Security Description	Principal Amount*	Value
Airlines—(Continued)
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A)	571,000	$563,629
OneSky Flight LLC
8.875%, 12/15/29 (144A) (a)	727,000	734,768
United Airlines, Inc.
4.625%, 04/15/29 (144A) (a)	1,035,000	979,400
		3,227,006
Apparel — 0.1%
Crocs, Inc.
4.125%, 08/15/31 (144A) (a)	165,000	145,505
Hanesbrands, Inc.
9.000%, 02/15/31 (144A)	41,000	43,202
Levi Strauss & Co.
3.500%, 03/01/31 (144A) (a)	326,000	286,834
PrestigeBidCo GmbH
6.535%, 3M EURIBOR + 3.750%, 07/01/29 (EUR) (b)	100,000	108,462
		584,003
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A) (a)	400,000	361,670
10.375%, 03/31/29 (GBP)	100,000	120,236
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	1,400,000	1,329,773
RCI Banque SA
4.750%, 5Y EUR Swap + 2.200%, 03/24/37 (EUR) (b)	100,000	107,954
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (EUR) (b)	100,000	112,520
Wabash National Corp.
4.500%, 10/15/28 (144A) (a)	546,000	490,570
		2,522,723
Auto Parts & Equipment — 1.2%
Aptiv Swiss Holdings Ltd.
6.875%, 5Y H15 + 3.385%, 12/15/54 (a) (b)	1,340,000	1,311,726
Clarios Global LP/Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	937,000	1,011,445
6.750%, 05/15/28 (144A)	679,000	688,565
6.750%, 02/15/30 (144A) (a)	663,000	669,318
8.500%, 05/15/27 (144A) (a)	4,993,000	4,994,170
Dana, Inc.
4.250%, 09/01/30	243,000	224,269
4.500%, 02/15/32	370,000	336,928
Forvia SE
2.750%, 02/15/27 (EUR)	100,000	104,640
5.500%, 06/15/31 (EUR)	100,000	104,378
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A)	316,000	312,338
Goodyear Tire & Rubber Co.
5.000%, 07/15/29 (a)	234,000	217,055
5.250%, 04/30/31	37,000	33,376
5.625%, 04/30/33 (a)	12,000	10,719
IHO Verwaltungs GmbH
6.750%, 7.500% PIK, 11/15/29 (EUR) (c)	100,000	110,698
Mahle GmbH
2.375%, 05/14/28 (EUR)	100,000	97,009
BHFTI-55

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
Schaeffler AG
4.250%, 04/01/28 (EUR)	100,000	$107,860
4.500%, 08/14/26 (EUR)	100,000	109,078
4.750%, 08/14/29 (EUR)	100,000	107,751
Tenneco, Inc.
8.000%, 11/17/28 (144A)	1,076,000	1,026,229
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	101,913
5.750%, 08/03/26 (EUR)	100,000	109,774
		11,789,239
Banks — 3.0%
Abanca Corp. Bancaria SA
4.625%, 5Y EUR Swap + 2.450%, 12/11/36 (EUR) (b)	100,000	107,670
Banco Bilbao Vizcaya Argentaria SA
6.875%, 5Y EUR Swap + 4.267%, 12/13/30 (EUR) (b)	200,000	224,370
Banco BPM SpA
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	100,000	106,918
Banco de Sabadell SA
5.000%, 5Y EUR Swap + 5.171%, 05/19/27 (EUR) (b)	200,000	214,368
6.000%, 5Y EUR Swap + 3.150%, 08/16/33 (EUR) (b)	100,000	114,996
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	400,000	90,829
4.750%, 01/15/18 (EUR) (d)	1,000,000	227,073
Barclays PLC
7.625%, 5Y USD SOFR ICE Swap + 3.686%, 03/15/35 (b)	600,000	586,767
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	510,327
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (b)	2,645,000	2,901,171
Citigroup, Inc.
6.750%, 5Y H15 + 2.572%, 02/15/30 (b)	1,088,000	1,075,843
6.950%, 5Y H15 + 2.726%, 02/15/30 (b)	700,000	697,982
7.000%, 10Y H15 + 2.757%, 08/15/34 (b)	465,000	482,096
7.125%, 5Y H15 + 2.693%, 08/15/29 (b)	1,950,000	1,994,244
7.625%, 5Y H15 + 3.211%, 11/15/28 (b)	453,000	471,284
Commerzbank AG
6.125%, 5Y EUR Swap + 6.363%, 10/09/25 (EUR) (b)	200,000	217,882
7.875%, 5Y EUR Swap + 5.129%, 10/09/31 (EUR) (b)	200,000	235,130
Credit Agricole SA
5.875%, 5Y EUR Swap + 3.636%, 03/23/35 (EUR) (b)	100,000	104,176
Deutsche Bank AG
4.500%, 5Y EUR Swap + 4.552%, 11/30/26 (EUR) (b)	200,000	207,346
7.125%, 5Y EUR Swap + 4.600%, 10/30/30 (EUR) (b)	200,000	213,016
7.375%, 5Y EUR Swap + 5.112%, 10/30/31 (EUR) (b)	200,000	218,695
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,602,867
Goldman Sachs Group, Inc.
6.125%, 10Y H15 + 2.400%, 11/10/34 (a) (b)	2,239,000	2,190,012
6.850%, 5Y H15 + 2.461%, 02/10/30 (b)	985,000	997,310
Intesa Sanpaolo SpA
4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	372,342
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	245,247
5.148%, 06/10/30 (GBP)	100,000	124,662
5.710%, 01/15/26 (144A)	300,000	300,837
KBC Group NV
8.000%, 5Y EUR Swap + 4.928%, 09/05/28 (EUR) (b)	200,000	235,524
Security Description	Principal Amount*	Value
Banks—(Continued)
NatWest Group PLC
7.500%, 5Y UKG + 3.294%, 02/28/32 (GBP) (b)	200,000	$251,396
8.125%, 5Y H15 + 3.752%, 11/10/33 (b)	590,000	619,428
Nordea Bank Abp
6.300%, 5Y H15 + 2.660%, 09/25/31 (144A) (b)	510,000	491,622
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	382,000	387,309
6.250%, 7Y H15 + 2.808%, 03/15/30 (b)	761,000	764,896
Societe Generale SA
8.125%, 5Y H15 + 3.790%, 11/21/29 (144A) (b)	441,000	439,306
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (a) (b)	324,000	332,186
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (b)	1,085,000	1,090,485
UBS Group AG
6.850%, 5Y USD SOFR ICE Swap + 3.630%, 09/10/29 (144A) (b)	610,000	606,458
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (b)	710,000	699,230
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (b)	810,000	796,729
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	1,295,000	1,347,383
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	1,245,000	1,352,120
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (b)	1,404,000	1,602,248
Walker & Dunlop, Inc.
6.625%, 04/01/33 (144A)	395,000	394,012
Wells Fargo & Co.
6.850%, 5Y H15 + 2.767%, 09/15/29 (b)	475,000	492,913
		28,738,705
Building Materials — 2.1%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A) (a)	579,000	574,547
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	100,000	111,266
6.375%, 12/15/30 (144A) (EUR)	415,000	461,753
6.625%, 12/15/30 (144A)	5,251,000	5,253,327
6.750%, 07/15/31 (144A)	604,000	607,927
HT Troplast GmbH
9.375%, 07/15/28 (EUR)	100,000	112,615
JELD-WEN, Inc.
7.000%, 09/01/32 (144A) (a)	1,217,000	1,079,674
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	214,572
9.750%, 07/15/28 (144A)	470,000	472,474
PCF GmbH
4.750%, 04/15/29 (EUR)	101,000	93,257
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	3,665,000	3,688,273
6.750%, 03/01/33 (144A) (a)	1,069,000	1,064,136
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A)	1,523,000	1,477,710
8.875%, 11/15/31 (144A)	1,725,000	1,787,162
Standard Building Solutions, Inc.
6.500%, 08/15/32 (144A)	1,703,000	1,702,494
BHFTI-56

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	222,000	$233,147
3.375%, 01/15/31 (144A)	461,000	400,824
4.375%, 07/15/30 (144A)	480,000	442,924
Wilsonart LLC
11.000%, 08/15/32 (144A)	959,000	879,926
		20,658,008
Chemicals — 2.4%
Avient Corp.
6.250%, 11/01/31 (144A)	164,000	162,457
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/31 (144A)	897,000	925,105
Axalta Coating Systems LLC
3.375%, 02/15/29 (144A)	520,000	475,560
Celanese U.S. Holdings LLC
6.500%, 04/15/30	504,000	500,362
6.750%, 04/15/33	497,000	482,459
Chemours Co.
4.625%, 11/15/29 (144A) (a)	259,000	221,071
5.375%, 05/15/27 (a)	919,000	896,496
5.750%, 11/15/28 (144A)	1,299,000	1,198,121
8.000%, 01/15/33 (144A) (a)	529,000	494,659
Element Solutions, Inc.
3.875%, 09/01/28 (144A)	3,055,000	2,876,430
HB Fuller Co.
4.250%, 10/15/28	257,000	243,729
Herens Holdco SARL
4.750%, 05/15/28 (144A)	600,000	539,741
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000%, 07/01/28 (144A) (a)	627,000	623,215
INEOS Finance PLC
6.375%, 04/15/29 (EUR)	100,000	110,698
Ingevity Corp.
3.875%, 11/01/28 (144A) (a)	191,000	178,273
Itelyum Regeneration SpA
5.750%, 04/15/30 (EUR)	100,000	106,953
Kobe U.S. Midco 2, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (c)	833,490	748,057
Kronos International, Inc.
9.500%, 03/15/29 (EUR)	100,000	116,761
Lune Holdings SARL
5.625%, 11/15/28 (EUR)	100,000	80,557
Mativ Holdings, Inc.
8.000%, 10/01/29 (144A)	393,000	338,719
Methanex U.S. Operations, Inc.
6.250%, 03/15/32 (144A)	553,000	538,642
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	365,000	351,572
Nobian Finance BV
3.625%, 07/15/26 (EUR)	100,000	107,589
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (EUR)	100,000	99,227
6.250%, 10/01/29 (144A)	200,000	175,486
7.250%, 06/15/31 (144A) (a)	2,113,000	2,074,332
9.625%, 11/15/28 (EUR)	123,000	138,487
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Olympus Water U.S. Holding Corp.
9.750%, 11/15/28 (144A)	1,976,000	$2,051,513
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, 07/15/28 (EUR)	100,000	113,396
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A)	1,639,000	1,537,250
Synthomer PLC
7.375%, 05/02/29 (EUR)	100,000	108,941
WR Grace Holdings LLC
4.875%, 06/15/27 (144A)	333,000	321,615
5.625%, 08/15/29 (144A) (a)	3,468,000	2,984,584
7.375%, 03/01/31 (144A)	1,105,000	1,104,048
		23,026,105
Commercial Services — 5.0%
ADT Security Corp.
4.875%, 07/15/32 (144A)	627,000	585,295
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A)	5,631,000	5,702,795
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	3,376,000	3,102,480
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A)	4,229,000	3,997,093
Amber Finco PLC
6.625%, 07/15/29 (EUR)	114,000	128,119
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	326,148
4.750%, 10/15/29 (144A)	276,000	257,607
Arena Luxembourg Finance SARL
4.836%, 3M EURIBOR + 2.500%, 05/01/30 (EUR) (b)	100,000	108,186
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (EUR)	200,000	209,240
6.125%, 11/30/28 (GBP)	100,000	122,698
Belron U.K. Finance PLC
5.750%, 10/15/29 (144A)	1,163,000	1,154,859
Block, Inc.
2.750%, 06/01/26	350,000	339,468
3.500%, 06/01/31 (a)	185,000	162,653
6.500%, 05/15/32 (144A)	4,035,000	4,075,677
Boels Topholding BV
5.750%, 05/15/30 (EUR)	100,000	110,576
6.250%, 02/15/29 (EUR)	100,000	111,644
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A) (a)	1,586,000	1,650,924
Brink's Co.
6.500%, 06/15/29 (144A)	421,000	426,772
6.750%, 06/15/32 (144A)	454,000	460,312
Deluxe Corp.
8.125%, 09/15/29 (144A)	317,000	318,850
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A)	356,000	358,466
Garda World Security Corp.
4.625%, 02/15/27 (144A) (a)	749,000	729,038
6.000%, 06/01/29 (144A)	290,000	271,903
7.750%, 02/15/28 (144A)	1,413,000	1,448,106
BHFTI-57

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Garda World Security Corp.
8.250%, 08/01/32 (144A)	1,953,000	$1,906,008
8.375%, 11/15/32 (144A) (a)	2,479,000	2,437,376
Herc Holdings, Inc.
6.625%, 06/15/29 (144A)	635,000	637,040
Hertz Corp.
12.625%, 07/15/29 (144A)	379,000	342,229
Kapla Holding SAS
5.000%, 04/30/31 (EUR)	100,000	107,846
6.001%, 3M EURIBOR + 3.500%, 07/31/30 (EUR) (b)	100,000	108,348
La Financiere Atalian
8.500%, 5.000% PIK, 06/30/28 (EUR) (c)	147,660	68,915
Loxam SAS
6.375%, 05/15/28 (EUR)	100,000	111,537
6.375%, 05/31/29 (EUR)	100,000	112,726
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29 (144A)	330,000	312,330
Pachelbel Bidco SpA
6.865%, 3M EURIBOR + 4.250%, 05/17/31 (EUR) (b)	100,000	108,863
7.125%, 05/17/31 (EUR)	100,000	114,528
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, 01/15/28 (144A) (a)	764,000	764,600
Raven Acquisition Holdings LLC
6.875%, 11/15/31 (144A)	731,000	709,848
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	1,456,000	1,442,169
Service Corp. International
4.000%, 05/15/31	704,000	637,627
5.750%, 10/15/32	1,963,000	1,929,111
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32 (144A)	1,823,000	1,837,476
Sotheby's
7.375%, 10/15/27 (144A)	2,521,000	2,427,246
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	622,000	546,085
Techem Verwaltungsgesellschaft 674 GmbH
6.000%, 07/30/26 (EUR)	87,920	95,068
Techem Verwaltungsgesellschaft 675 GmbH
5.375%, 07/15/29 (EUR)	100,000	109,664
United Rentals North America, Inc.
6.125%, 03/15/34 (144A) (a)	471,000	471,295
Verisure Holding AB
3.875%, 07/15/26 (EUR)	100,000	107,725
9.250%, 10/15/27 (EUR)	80,000	90,552
Veritiv Operating Co.
10.500%, 11/30/30 (144A)	431,000	456,354
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A) (a)	1,670,000	1,708,990
WEX, Inc.
6.500%, 03/15/33 (144A)	937,000	926,727
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A)	251,000	243,263
6.625%, 06/15/29 (144A)	212,000	214,484
6.625%, 04/15/30 (144A)	841,000	849,990
7.375%, 10/01/31 (144A) (a)	245,000	252,305
		48,347,234
Security Description	Principal Amount*	Value
Computers — 0.8%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	100,000	$109,216
Amentum Holdings, Inc.
7.250%, 08/01/32 (144A)	685,000	673,806
Atos SE
1.000%, 12/18/32 (EUR) (e)	101,086	41,469
5.000%, 12/18/30 (EUR) (e)	158,054	139,219
9.000%, 12/18/29 (EUR) (e)	112,974	131,083
CA Magnum Holdings
5.375%, 10/31/26 (144A)	2,000,000	1,962,906
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	420,000	435,358
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A)	1,557,000	1,569,605
KBR, Inc.
4.750%, 09/30/28 (144A) (a)	515,000	489,621
McAfee Corp.
7.375%, 02/15/30 (144A) (a)	1,611,000	1,425,858
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	128,000	138,791
Science Applications International Corp.
4.875%, 04/01/28 (144A)	264,000	252,899
Seagate HDD Cayman
8.500%, 07/15/31	674,000	715,829
		8,085,660
Cosmetics/Personal Care — 0.2%
Opal Bidco SAS
5.500%, 03/31/32 (EUR)	100,000	108,130
6.500%, 03/31/32 (144A)	863,000	863,000
Perrigo Finance Unlimited Co.
6.125%, 09/30/32	973,000	957,296
Prestige Brands, Inc.
3.750%, 04/01/31 (144A) (a)	213,000	191,035
		2,119,461
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	97,000	88,953
Dealer Tire LLC/DT Issuer LLC
8.000%, 02/01/28 (144A)	392,000	382,002
Gates Corp.
6.875%, 07/01/29 (144A) (a)	803,000	816,911
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A)	98,000	97,684
Resideo Funding, Inc.
6.500%, 07/15/32 (144A) (a)	791,000	789,109
		2,174,659
Diversified Financial Services — 2.5%
Ally Financial, Inc.
6.646%, 5Y H15 + 2.450%, 01/17/40 (b)	95,000	91,926
Apollo Global Management, Inc.
6.000%, 5Y H15 + 2.168%, 12/15/54 (b)	921,000	889,598
Azorra Finance Ltd.
7.750%, 04/15/30 (144A) (a)	428,000	426,621
BHFTI-58

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Bread Financial Holdings, Inc.
8.375%, 5Y H15 + 4.300%, 06/15/35 (144A) (b)	225,000	$220,011
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	743,000	732,729
Freedom Mortgage Holdings LLC
8.375%, 04/01/32 (144A)	570,000	556,947
9.125%, 05/15/31 (144A)	788,000	792,975
9.250%, 02/01/29 (144A)	453,000	460,039
GGAM Finance Ltd.
5.875%, 03/15/30 (144A)	564,000	556,606
6.875%, 04/15/29 (144A)	701,000	709,338
8.000%, 02/15/27 (144A)	426,000	436,444
8.000%, 06/15/28 (144A) (a)	463,000	485,505
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27 (144A)	719,000	730,812
Intrum AB
3.000%, 09/15/27 (EUR) (d)	126,000	107,633
9.250%, 03/15/28 (EUR) (d)	114,000	101,388
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000%, 08/15/28 (144A)	600,000	564,087
6.625%, 10/15/31 (144A)	209,000	206,783
Jerrold Finco PLC
5.250%, 01/15/27 (GBP)	100,000	127,625
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	14,598
4.750%, 01/16/14 (EUR) (d)	2,140,000	6,942
5.375%, 10/17/12 (EUR) (d)	350,000	1,135
Macquarie Airfinance Holdings Ltd.
6.500%, 03/26/31 (144A)	390,000	406,112
8.125%, 03/30/29 (144A)	625,000	655,911
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A)	1,000,000	963,893
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	571,000	569,536
5.750%, 11/15/31 (144A)	297,000	296,907
6.500%, 08/01/29 (144A)	1,062,000	1,076,653
7.125%, 02/01/32 (144A) (a)	1,667,000	1,731,622
Navient Corp.
9.375%, 07/25/30	787,000	838,385
OneMain Finance Corp.
4.000%, 09/15/30 (a)	437,000	384,977
5.375%, 11/15/29	602,000	572,713
6.625%, 05/15/29	832,000	833,555
6.750%, 03/15/32	800,000	785,184
7.125%, 11/15/31 (a)	274,000	275,629
7.500%, 05/15/31	324,000	329,699
7.875%, 03/15/30	758,000	785,647
PennyMac Financial Services, Inc.
6.875%, 02/15/33 (144A)	544,000	540,600
7.125%, 11/15/30 (144A)	740,000	751,814
7.875%, 12/15/29 (144A)	554,000	576,327
Rfna LP
7.875%, 02/15/30 (144A)	200,000	197,560
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A) (a)	912,000	874,095
3.875%, 03/01/31 (144A)	332,000	297,406
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.000%, 10/15/33 (144A)	263,000	$225,601
SLM Corp.
3.125%, 11/02/26	481,000	464,670
6.500%, 01/31/30	167,000	171,359
Titanium 2l Bondco SARL
6.250%, 01/14/31 (EUR) (c)	437,300	144,220
UWM Holdings LLC
6.625%, 02/01/30 (144A)	1,214,000	1,204,084
		24,173,901
Electric — 2.4%
A2A SpA
5.000%, 5Y EUR Swap + 2.258%, 06/11/29 (EUR) (b)	100,000	109,737
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (b)	770,000	777,014
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	987,000	987,641
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625%, 02/15/32 (EUR)	100,000	109,470
6.375%, 02/15/32 (144A)	587,000	569,189
CenterPoint Energy, Inc.
6.850%, 5Y H15 + 2.946%, 02/15/55 (b)	367,000	367,664
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	834,000	714,571
ContourGlobal Power Holdings SA
6.750%, 02/28/30 (144A)	1,400,000	1,406,160
Dominion Energy, Inc.
6.625%, 5Y H15 + 2.207%, 05/15/55 (b)	175,000	173,771
Duke Energy Corp.
6.450%, 5Y H15 + 2.588%, 09/01/54 (b)	539,000	538,090
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	393,000	355,051
5.375%, 5Y H15 + 4.698%, 03/09/26 (b)	1,693,000	1,620,295
EDP SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	106,036
4.625%, 5Y EUR Swap + 2.395%, 09/16/54 (EUR) (b)	100,000	108,671
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (b)	100,000	109,484
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	212,232
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	210,065
5.125%, 5Y EUR Swap + 2.943%, 09/17/29 (EUR) (b)	200,000	217,882
6.000%, 13Y GBP Swap + 4.235%, 01/29/26 (GBP) (b)	100,000	128,881
Enel SpA
4.250%, 5Y EUR Swap + 2.009%, 01/14/30 (EUR) (b)	100,000	106,722
Lightning Power LLC
7.250%, 08/15/32 (144A) †	237,000	244,010
NextEra Energy Capital Holdings, Inc.
6.375%, 5Y H15 + 2.053%, 08/15/55 (b)	640,000	640,689
6.750%, 5Y H15 + 2.457%, 06/15/54 (b)	515,000	525,685
NRG Energy, Inc.
6.000%, 02/01/33 (144A)	1,956,000	1,902,868
6.250%, 11/01/34 (144A)	2,083,000	2,050,525
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (b)	1,539,000	1,694,461
Orsted AS
2.500%, 5Y UKG + 2.136%, 12/31/99 (GBP) (b)	100,000	93,647
BHFTI-59

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A)	109,000	$101,409
Pike Corp.
8.625%, 01/31/31 (144A)	243,000	256,075
Terna - Rete Elettrica Nazionale
4.750%, 5Y EUR Swap + 2.142%, 01/11/30 (EUR) (b)	100,000	109,965
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	2,192,000	2,219,615
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	492,000	504,880
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A)	1,042,000	1,062,023
7.750%, 10/15/31 (144A)	768,000	804,288
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31 (144A) (a)	2,186,000	2,149,681
		23,288,447
Electrical Components & Equipment — 0.1%
Nexans SA
4.250%, 03/11/30 (EUR)	100,000	109,085
WESCO Distribution, Inc.
6.375%, 03/15/33 (144A)	719,000	722,630
		831,715
Electronics — 0.5%
Coherent Corp.
5.000%, 12/15/29 (144A) (a)	985,000	939,655
Imola Merger Corp.
4.750%, 05/15/29 (144A) (a)	535,000	508,061
Sensata Technologies, Inc.
4.375%, 02/15/30 (144A)	1,262,000	1,165,796
6.625%, 07/15/32 (144A)	1,784,000	1,765,987
		4,379,499
Engineering & Construction — 0.5%
Arcosa, Inc.
4.375%, 04/15/29 (144A)	723,000	677,568
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A)	4,003,000	3,818,871
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	284,204
Heathrow Finance PLC
4.125%, 09/01/29 (GBP) (e)	100,000	117,618
6.625%, 03/01/31 (GBP)	100,000	127,945
Infrastrutture Wireless Italiane SpA
1.625%, 10/21/28 (EUR)	105,000	108,528
		5,134,734
Entertainment — 2.2%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (EUR)	100,000	113,662
7.875%, 04/30/29 (144A)	400,000	412,558
Banijay Entertainment SAS
7.000%, 05/01/29 (EUR)	100,000	112,892
8.125%, 05/01/29 (144A)	254,000	261,002
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	726,000	$683,509
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A)	126,000	115,811
6.000%, 10/15/32 (144A) (a)	499,000	466,001
6.500%, 02/15/32 (144A)	1,654,000	1,648,637
7.000%, 02/15/30 (144A) (a)	1,940,000	1,966,576
Churchill Downs, Inc.
5.750%, 04/01/30 (144A) (a)	1,775,000	1,736,181
6.750%, 05/01/31 (144A)	1,165,000	1,174,178
Cinemark USA, Inc.
7.000%, 08/01/32 (144A) (a)	294,000	296,774
Cirsa Finance International SARL
7.112%, 3M EURIBOR + 4.500%, 07/31/28 (EUR) (b)	100,000	109,373
CPUK Finance Ltd.
7.875%, 08/28/29 (GBP)	100,000	130,727
Great Canadian Gaming Corp.
8.750%, 11/15/29 (144A)	1,008,000	1,012,733
Inter Media & Communication SpA
6.750%, 02/09/27 (EUR)	103,126	112,904
Light & Wonder International, Inc.
7.250%, 11/15/29 (144A)	290,000	293,971
7.500%, 09/01/31 (144A)	915,000	937,306
Lions Gate Capital Holdings 1, Inc.
5.500%, 04/15/29 (144A)	960,000	890,683
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	249,000	236,928
4.750%, 10/15/27 (144A) (a)	219,000	213,489
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A)	695,000	656,460
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	249,646
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250%, 04/15/30 (144A)	484,000	475,654
Odeon Finco PLC
12.750%, 11/01/27 (144A)	600,000	627,072
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	125,000	159,176
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	225,645
5.875%, 09/01/31 (144A)	450,000	298,125
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625%, 02/01/33 (144A)	458,000	450,343
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A)	1,036,000	977,044
Six Flags Entertainment Corp.
7.250%, 05/15/31 (144A) (a)	584,000	586,251
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625%, 05/01/32 (144A)	264,000	266,184
Vail Resorts, Inc.
6.500%, 05/15/32 (144A)	674,000	681,469
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	849,000	814,744
6.250%, 03/15/33 (144A)	534,000	520,081
BHFTI-60

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	1,433,000	$1,482,954
		21,396,743
Environmental Control — 1.0%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	392,062
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	29,000	27,401
4.000%, 08/01/28 (144A)	476,000	452,384
4.375%, 08/15/29 (144A)	766,000	722,527
4.750%, 06/15/29 (144A) (a)	785,000	755,437
6.750%, 01/15/31 (144A)	1,274,000	1,313,255
Madison IAQ LLC
4.125%, 06/30/28 (144A)	660,000	622,873
5.875%, 06/30/29 (144A) (a)	1,830,000	1,728,931
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	438,000	407,390
5.000%, 09/01/30	257,000	238,060
Waste Pro USA, Inc.
7.000%, 02/01/33 (144A)	2,835,000	2,844,565
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A)	423,000	430,676
		9,935,561
Food — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500%, 03/15/29 (144A) (a)	629,000	578,873
4.875%, 02/15/30 (144A) (a)	943,000	900,902
6.250%, 03/15/33 (144A)	637,000	643,207
B&G Foods, Inc.
8.000%, 09/15/28 (144A)	238,000	239,130
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	180,000	217,098
Chobani Holdco II LLC
8.750%, 9.500% PIK, 10/01/29 (144A) (c)	3,617,000	3,931,540
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	1,047,000	1,007,429
7.625%, 07/01/29 (144A)	2,620,000	2,691,898
Darling Global Finance BV
3.625%, 05/15/26 (EUR)	229,000	245,812
ELO SACA
3.250%, 07/23/27 (EUR)	100,000	102,615
Fiesta Purchaser, Inc.
7.875%, 03/01/31 (144A)	157,000	162,097
9.625%, 09/15/32 (144A)	237,000	243,549
Irca SpA/Gallarate
6.251%, 3M EURIBOR + 3.750%, 12/15/29 (EUR) (b)	100,000	108,130
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	431,000	443,329
Lamb Weston Holdings, Inc.
4.375%, 01/31/32 (144A) (a)	945,000	863,217
Lion/Polaris Lux 4 SA
5.953%, 3M EURIBOR + 3.625%, 07/01/29 (EUR) (b)	100,000	107,860
Security Description	Principal Amount*	Value
Food—(Continued)
Market Bidco Finco PLC
5.500%, 11/04/27 (GBP)	107,000	$131,997
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	463,000	432,969
6.125%, 09/15/32 (144A) (a)	995,000	988,991
Post Holdings, Inc.
6.250%, 02/15/32 (144A)	300,000	301,761
6.250%, 10/15/34 (144A)	653,000	642,920
6.375%, 03/01/33 (144A)	832,000	818,119
Premier Foods Finance PLC
3.500%, 10/15/26 (GBP)	100,000	127,076
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A)	729,000	675,814
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	21,000	19,943
7.250%, 01/15/32 (144A)	734,000	762,990
United Natural Foods, Inc.
6.750%, 10/15/28 (144A) (a)	569,000	561,885
		17,951,151
Food Service — 0.1%
Aramark International Finance SARL
3.125%, 04/01/25 (EUR)	323,000	349,260
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	236,000	231,701
		580,961
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OYJ
3.625%, 02/04/28 (EUR)	100,000	105,427
Fedrigoni SpA
6.125%, 06/15/31 (EUR)	102,000	107,600
Magnera Corp.
7.250%, 11/15/31 (144A)	351,000	341,386
Sappi Papier Holding GmbH
4.500%, 03/15/32 (EUR)	100,000	107,048
		661,461
Gas — 0.1%
AltaGas Ltd.
7.200%, 5Y H15 + 3.573%, 10/15/54 (144A) (a) (b)	560,000	552,433
Centrica PLC
6.500%, 5Y UKG + 2.512%, 05/21/55 (GBP) (b)	100,000	130,072
		682,505
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (EUR)	100,000	106,508
6.535%, 3M EURIBOR + 3.750%, 04/15/29 (EUR) (b)	200,000	216,182
		322,690
Healthcare-Products — 1.1%
Avantor Funding, Inc.
2.625%, 11/01/25 (EUR)	266,000	285,785
BHFTI-61

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
Avantor Funding, Inc.
3.875%, 07/15/28 (EUR)	100,000	$106,982
4.625%, 07/15/28 (144A)	928,000	894,397
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	3,047,000	3,161,262
Insulet Corp.
6.500%, 04/01/33 (144A)	653,000	663,748
Medline Borrower LP
3.875%, 04/01/29 (144A)	523,000	488,866
5.250%, 10/01/29 (144A)	3,514,000	3,371,941
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	1,156,000	1,170,715
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A)	313,000	329,557
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	524,000	532,715
		11,005,968
Healthcare-Services — 2.5%
Acadia Healthcare Co., Inc.
7.375%, 03/15/33 (144A)	441,000	440,566
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	917,000	850,754
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A)	100,000	89,493
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	760,000	600,762
5.250%, 05/15/30 (144A) (a)	2,255,000	1,860,475
5.625%, 03/15/27 (144A)	1,987,000	1,897,428
6.000%, 01/15/29 (144A) (a)	1,084,000	963,300
10.875%, 01/15/32 (144A) (a)	2,016,000	1,986,104
Concentra Escrow Issuer Corp.
6.875%, 07/15/32 (144A) (a)	996,000	1,013,436
DaVita, Inc.
6.875%, 09/01/32 (144A) (a)	464,000	466,603
Encompass Health Corp.
4.750%, 02/01/30	209,000	201,073
Ephios Subco 3 SARL
7.875%, 01/31/31 (EUR)	100,000	115,195
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A) (a)	313,000	284,618
HAH Group Holding Co. LLC
9.750%, 10/01/31 (144A)	558,000	537,386
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,602,000	1,501,698
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	254,322
LifePoint Health, Inc.
8.375%, 02/15/32 (144A)	1,145,000	1,152,853
9.875%, 08/15/30 (144A)	291,000	307,035
10.000%, 06/01/32 (144A) (a)	976,000	931,016
11.000%, 10/15/30 (144A) (a)	1,706,000	1,854,608
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A) (a)	404,000	354,441
6.250%, 01/15/33 (144A) (a)	618,000	608,229
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Prime Healthcare Services, Inc.
9.375%, 09/01/29 (144A)	301,000	$283,979
Star Parent, Inc.
9.000%, 10/01/30 (144A) (a)	1,283,000	1,264,596
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A) (a)	1,810,000	1,789,878
Tenet Healthcare Corp.
6.750%, 05/15/31	1,814,000	1,839,916
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A)	727,000	724,905
		24,174,669
Holding Companies-Diversified — 0.0%
ProGroup AG
5.125%, 04/15/29 (EUR)	100,000	106,724
Stena International SA
7.250%, 01/15/31 (144A)	200,000	199,908
		306,632
Home Builders — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	244,364
Beazer Homes USA, Inc.
5.875%, 10/15/27	150,000	147,074
7.500%, 03/15/31 (144A)	112,000	108,507
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A)	679,000	593,496
5.000%, 06/15/29 (144A)	548,000	494,101
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A) †	277,000	286,285
Empire Communities Corp.
9.750%, 05/01/29 (144A)	136,000	137,549
K Hovnanian Enterprises, Inc.
11.750%, 09/30/29 (144A)	2,250,000	2,406,630
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (a)	662,000	626,054
8.750%, 12/15/28 (144A)	353,000	367,889
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	338,735
New Home Co., Inc.
9.250%, 10/01/29 (144A)	604,000	619,549
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	328,425
		6,698,658
Home Furnishings — 0.0%
Somnigroup International, Inc.
3.875%, 10/15/31 (144A)	171,000	150,140
4.000%, 04/15/29 (144A) (a)	288,000	267,470
		417,610
Household Products/Wares — 0.0%
Central Garden & Pet Co.
4.125%, 04/30/31 (144A) (a)	259,000	231,765
BHFTI-62

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Household Products/Wares—(Continued)
Kronos Acquisition Holdings, Inc.
8.250%, 06/30/31 (144A)	156,000	$138,354
Spectrum Brands, Inc.
3.875%, 03/15/31 (144A)	93,000	79,216
		449,335
Housewares — 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500%, 10/15/29 (144A)	462,000	421,575
Scotts Miracle-Gro Co.
4.375%, 02/01/32	614,000	539,490
4.500%, 10/15/29	102,000	95,101
		1,056,166
Insurance — 6.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	2,118,000	2,044,084
5.875%, 11/01/29 (144A) (a)	2,133,000	2,061,619
6.750%, 10/15/27 (144A)	1,852,000	1,844,629
6.750%, 04/15/28 (144A)	257,000	258,005
7.000%, 01/15/31 (144A)	2,595,000	2,602,936
7.375%, 10/01/32 (144A)	2,408,000	2,418,576
AmWINS Group, Inc.
4.875%, 06/30/29 (144A)	904,000	852,208
6.375%, 02/15/29 (144A)	375,000	377,858
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	567,000	558,818
Ardonagh Finco Ltd.
6.875%, 02/15/31 (EUR)	355,000	391,539
7.750%, 02/15/31 (144A)	3,039,000	3,095,693
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A)	3,498,000	3,561,029
AssuredPartners, Inc.
7.500%, 02/15/32 (144A)	1,023,000	1,091,982
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	645,000	640,799
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	3,991,000	4,027,862
8.125%, 02/15/32 (144A) (a)	2,054,000	2,075,542
HUB International Ltd.
7.250%, 06/15/30 (144A)	7,682,000	7,912,506
7.375%, 01/31/32 (144A)	10,051,000	10,233,757
Jones Deslauriers Insurance Management, Inc.
8.500%, 03/15/30 (144A) (a)	1,449,000	1,522,205
10.500%, 12/15/30 (144A)	1,027,000	1,099,720
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	7,094,000	7,228,298
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	993,000	980,769
Unipol Assicurazioni SpA
4.900%, 05/23/34 (EUR)	100,000	111,001
USI, Inc.
7.500%, 01/15/32 (144A) (a)	1,234,000	1,258,898
		58,250,333
Security Description	Principal Amount*	Value
Internet — 0.9%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A)	1,460,000	$1,340,667
9.000%, 08/01/29 (144A)	298,000	288,481
ANGI Group LLC
3.875%, 08/15/28 (144A)	576,000	522,695
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A) (a)	559,000	530,830
5.625%, 09/15/28 (144A)	532,000	487,706
iliad SA
5.375%, 02/15/29 (EUR)	100,000	112,534
5.625%, 02/15/30 (EUR)	100,000	113,711
ION Trading Technologies SARL
9.500%, 05/30/29 (144A)	271,000	272,026
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	128,000	110,313
4.125%, 08/01/30 (144A)	41,000	36,745
4.625%, 06/01/28 (144A) (a)	259,000	248,532
Rakuten Group, Inc.
8.125%, 5Y H15 + 4.250%, 12/15/29 (144A) (b)	254,000	250,816
9.750%, 04/15/29 (144A)	1,578,000	1,713,264
11.250%, 02/15/27 (144A)	573,000	620,773
Snap, Inc.
6.875%, 03/01/33 (144A) (a)	1,877,000	1,876,858
United Group BV
6.500%, 10/31/31 (EUR)	100,000	108,785
6.806%, 3M EURIBOR + 4.250%, 02/15/31 (EUR) (b)	100,000	108,400
		8,743,136
Investment Companies — 1.4%
Apollo Debt Solutions BDC
6.550%, 03/15/32 (144A)	280,000	283,707
6.700%, 07/29/31	375,000	386,905
6.900%, 04/13/29	220,000	228,267
Ares Capital Corp.
5.800%, 03/08/32	205,000	203,769
Ares Strategic Income Fund
5.600%, 02/15/30 (144A)	842,000	829,909
5.700%, 03/15/28 (144A) (a)	421,000	421,010
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30	160,000	157,251
Blackstone Private Credit Fund
6.000%, 11/22/34 (144A)	1,810,000	1,741,239
6.250%, 01/25/31	182,000	185,036
Blue Owl Capital Corp.
8.450%, 11/15/26	287,000	300,843
Blue Owl Credit Income Corp.
6.600%, 09/15/29 (144A)	99,000	100,599
6.650%, 03/15/31	710,000	724,123
7.750%, 09/16/27	667,000	696,144
Blue Owl Technology Finance Corp.
6.750%, 04/04/29	160,000	162,175
Brookfield Finance, Inc.
6.300%, 5Y H15 + 2.076%, 01/15/55 (a) (b)	1,480,000	1,410,193
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A)	534,000	503,755
BHFTI-63

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Investment Companies—(Continued)
Golub Capital Private Credit Fund
5.875%, 05/01/30 (144A) (a)	271,000	$268,333
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34 (144A)	676,000	668,153
HPS Corporate Lending Fund
6.750%, 01/30/29 (a)	213,000	219,411
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29 (a)	493,000	410,739
5.250%, 05/15/27	2,136,000	2,030,719
9.750%, 01/15/29	650,000	646,111
10.000%, 11/15/29 (144A)	950,000	943,347
Sixth Street Lending Partners
6.125%, 07/15/30 (144A)	246,000	247,594
		13,769,332
Iron/Steel — 0.6%
ATI, Inc.
4.875%, 10/01/29	277,000	263,808
5.125%, 10/01/31	746,000	698,582
7.250%, 08/15/30	1,233,000	1,270,903
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A) (a)	2,043,000	2,045,742
Cleveland-Cliffs, Inc.
6.875%, 11/01/29 (144A) (a)	569,000	556,800
7.375%, 05/01/33 (144A) (a)	458,000	439,467
7.500%, 09/15/31 (144A)	223,000	217,721
		5,493,023
IT Services — 0.1%
Vertiv Group Corp.
4.125%, 11/15/28 (144A)	837,000	796,792
Leisure Time — 1.6%
Carnival Corp.
6.000%, 05/01/29 (144A) (a)	1,167,000	1,158,826
6.125%, 02/15/33 (144A)	2,500,000	2,463,574
Lindblad Expeditions Holdings, Inc.
9.000%, 05/15/28 (144A)	300,000	305,708
Lindblad Expeditions LLC
6.750%, 02/15/27 (144A)	608,000	604,440
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A)	754,000	575,202
NCL Corp. Ltd.
6.250%, 03/01/30 (144A)	397,000	389,752
6.750%, 02/01/32 (144A)	1,489,000	1,470,838
NCL Finance Ltd.
6.125%, 03/15/28 (144A)	367,000	365,826
Pinnacle Bidco PLC
10.000%, 10/11/28 (GBP)	100,000	136,519
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A)	1,876,000	1,842,087
6.000%, 02/01/33 (144A)	1,922,000	1,920,802
Sabre GLBL, Inc.
8.625%, 06/01/27 (144A) (a)	746,000	738,229
10.750%, 11/15/29 (144A) (a)	1,184,000	1,192,616
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
TUI AG
5.875%, 03/15/29 (EUR)	100,000	$111,648
TUI Cruises GmbH
5.000%, 05/15/30 (EUR)	100,000	108,671
Viking Cruises Ltd.
5.875%, 09/15/27 (144A)	444,000	441,753
9.125%, 07/15/31 (144A)	1,685,000	1,799,801
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A)	314,000	308,705
		15,934,997
Lodging — 1.2%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	132,000	115,697
4.000%, 05/01/31 (144A)	81,000	73,355
5.875%, 03/15/33 (144A) (a)	1,215,000	1,203,017
Melco Resorts Finance Ltd.
4.875%, 06/06/25 (144A)	800,000	796,182
5.375%, 12/04/29 (144A) (a)	1,142,000	1,047,260
5.625%, 07/17/27 (144A)	200,000	195,813
5.750%, 07/21/28 (144A)	200,000	191,988
7.625%, 04/17/32 (144A) (a)	706,000	702,625
MGM China Holdings Ltd.
4.750%, 02/01/27 (144A)	200,000	195,975
7.125%, 06/26/31 (144A) (a)	250,000	255,141
MGM Resorts International
6.125%, 09/15/29	1,227,000	1,214,841
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	404,197
4.625%, 12/01/31 (144A)	411,000	369,292
6.625%, 03/15/32 (144A)	516,000	511,772
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	134,000	127,979
Wynn Macau Ltd.
5.125%, 12/15/29 (144A)	658,000	608,038
5.500%, 01/15/26 (144A) (a)	293,000	291,045
5.500%, 10/01/27 (144A)	200,000	195,296
5.625%, 08/26/28 (144A) (a)	3,167,000	3,046,627
		11,546,140
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A) (a)	153,000	144,489
4.125%, 04/15/29 (144A)	226,000	211,042
Manitowoc Co., Inc.
9.250%, 10/01/31 (144A)	352,000	361,835
Terex Corp.
5.000%, 05/15/29 (144A)	135,000	128,832
6.250%, 10/15/32 (144A)	458,000	444,155
		1,290,353
Machinery-Diversified — 1.1%
ATS Corp.
4.125%, 12/15/28 (144A)	237,000	220,123
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	1,137,000	1,179,235
BHFTI-64

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Machinery-Diversified—(Continued)
Chart Industries, Inc.
9.500%, 01/01/31 (144A)	72,000	$76,863
Esab Corp.
6.250%, 04/15/29 (144A)	713,000	723,405
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29 (144A) †	384,000	301,440
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, 02/15/29 (144A) (a)	1,975,000	1,978,668
Nova Alexandre III SAS
8.035%, 3M EURIBOR + 5.250%, 07/15/29 (EUR) (b)	100,000	109,898
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	444,600	481,471
7.625%, 07/15/28 (144A)	1,713,000	1,714,454
TK Elevator Midco GmbH
4.375%, 07/15/27 (EUR)	673,000	723,167
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	2,757,000	2,705,332
		10,214,056
Media — 4.6%
Cable One, Inc.
4.000%, 11/15/30 (144A) (a)	873,000	692,225
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	810,000	717,764
4.250%, 01/15/34 (144A) (a)	2,054,000	1,689,415
4.500%, 08/15/30 (144A) (a)	544,000	495,207
4.500%, 05/01/32	225,000	195,313
4.500%, 06/01/33 (144A) (a)	484,000	412,776
4.750%, 03/01/30 (144A) (a)	602,000	558,320
4.750%, 02/01/32 (144A) (a)	1,006,000	893,222
6.375%, 09/01/29 (144A) (a)	2,000,000	1,994,027
7.375%, 03/01/31 (144A)	2,392,000	2,430,212
CSC Holdings LLC
3.375%, 02/15/31 (144A) † (a)	1,006,000	719,667
4.125%, 12/01/30 (144A) †	400,000	289,655
4.500%, 11/15/31 (144A) †	400,000	290,052
5.375%, 02/01/28 (144A) †	400,000	341,132
5.500%, 04/15/27 (144A) †	200,000	185,163
11.250%, 05/15/28 (144A) †	1,833,000	1,772,072
11.750%, 01/31/29 (144A) †	3,567,000	3,459,428
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	2,568,000	2,488,510
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,847,000	1,695,446
5.750%, 12/01/28 (144A)	2,185,000	1,842,714
DISH Network Corp.
11.750%, 11/15/27 (144A)	5,077,000	5,346,470
GCI LLC
4.750%, 10/15/28 (144A)	138,000	127,219
Gray Media, Inc.
7.000%, 05/15/27 (144A) (a)	441,000	432,191
10.500%, 07/15/29 (144A) (a)	1,591,000	1,657,584
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,773,000	1,482,296
Midcontinent Communications
8.000%, 08/15/32 (144A) (a)	967,000	977,745
Security Description	Principal Amount*	Value
Media—(Continued)
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, 09/15/26 (144A) †	726,000	$621,173
Sinclair Television Group, Inc.
8.125%, 02/15/33 (144A)	1,808,000	1,784,106
Sirius XM Radio LLC
3.125%, 09/01/26 (144A)	201,000	194,731
5.000%, 08/01/27 (144A)	1,845,000	1,802,637
Sunrise FinCo I BV
4.875%, 07/15/31 (144A) (a)	722,000	656,562
Tele Columbus AG
10.000%, 10.000% PIK, 01/01/29 (EUR) (c)	128,626	113,885
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	400,000	388,000
Univision Communications, Inc.
6.625%, 06/01/27 (144A)	1,378,000	1,366,602
7.375%, 06/30/30 (144A)	477,000	455,710
8.000%, 08/15/28 (144A)	1,645,000	1,650,138
8.500%, 07/31/31 (144A) (a)	1,051,000	1,026,974
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, 03/15/32 (GBP)	107,000	134,572
Virgin Media Secured Finance PLC
4.250%, 01/15/30 (GBP)	100,000	112,382
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/28 (144A) (a)	830,000	784,485
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A) (a)	248,000	216,092
Ziggo BV
4.875%, 01/15/30 (144A)	385,000	352,674
		44,846,548
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.
4.375%, 10/15/29 (144A)	155,000	145,511
Vallourec SACA
7.500%, 04/15/32 (144A) (a)	845,000	882,898
		1,028,409
Mining — 1.9%
Aris Mining Corp.
8.000%, 10/31/29 (144A)	209,000	212,232
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A)	419,000	427,217
11.500%, 10/01/31 (144A)	2,454,000	2,668,554
Constellium SE
3.750%, 04/15/29 (144A) (a)	1,351,000	1,223,995
5.375%, 08/15/32 (EUR)	100,000	106,310
5.625%, 06/15/28 (144A)	512,000	496,546
6.375%, 08/15/32 (144A) (a)	1,440,000	1,406,160
ERO Copper Corp.
6.500%, 02/15/30 (144A)	1,166,000	1,132,594
First Quantum Minerals Ltd.
8.000%, 03/01/33 (144A)	340,000	344,507
9.375%, 03/01/29 (144A)	2,113,000	2,222,128
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	2,083,000	1,843,509
4.625%, 03/01/28 (144A)	613,000	582,263
BHFTI-65

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
New Gold, Inc.
6.875%, 04/01/32 (144A)	843,000	$851,408
Novelis Corp.
3.250%, 11/15/26 (144A)	1,921,000	1,857,109
3.875%, 08/15/31 (144A)	1,677,000	1,457,995
4.750%, 01/30/30 (144A)	354,000	330,071
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (EUR)	422,000	433,808
Novelis, Inc.
6.875%, 01/30/30 (144A)	1,232,000	1,249,432
		18,845,838
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.
6.375%, 03/15/33 (144A)	344,000	342,175
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	767,000	774,075
6.250%, 03/15/33 (144A)	598,000	604,152
		1,720,402
Office/Business Equipment — 0.1%
Xerox Corp.
10.250%, 10/15/30 (144A)	321,000	317,511
Zebra Technologies Corp.
6.500%, 06/01/32 (144A) (a)	344,000	348,143
		665,654
Oil & Gas — 4.2%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, 10/01/29 (144A)	1,010,000	1,027,317
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A)	202,000	197,118
9.000%, 11/01/27 (144A)	435,000	532,875
Borr IHC Ltd./Borr Finance LLC
10.000%, 11/15/28 (144A)	444,878	423,104
Chord Energy Corp.
6.750%, 03/15/33 (144A)	476,000	473,505
CITGO Petroleum Corp.
8.375%, 01/15/29 (144A)	1,418,000	1,443,043
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	40,000	41,279
8.625%, 11/01/30 (144A)	542,000	559,166
8.750%, 07/01/31 (144A) (a)	1,273,000	1,307,300
CNX Resources Corp.
7.250%, 03/01/32 (144A)	313,000	318,280
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	1,652,000	1,560,154
6.750%, 03/01/29 (144A)	971,000	947,364
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	1,603,000	1,545,643
7.625%, 04/01/32 (144A)	1,439,000	1,423,268
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, 10/01/30 (144A)	370,000	379,159
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/31 (144A)	461,000	489,869
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Gulfport Energy Operating Corp.
6.750%, 09/01/29 (144A)	487,000	$493,478
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	713,000	688,870
6.000%, 04/15/30 (144A)	60,000	57,058
6.250%, 11/01/28 (144A)	276,000	275,739
6.875%, 05/15/34 (144A)	902,000	848,314
7.250%, 02/15/35 (144A) (a)	365,000	348,574
8.375%, 11/01/33 (144A)	1,349,000	1,382,421
Kimmeridge Texas Gas LLC
8.500%, 02/15/30 (144A)	1,396,000	1,395,189
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, 12/01/32 (144A)	378,000	377,303
Matador Resources Co.
6.500%, 04/15/32 (144A)	487,000	482,633
Moss Creek Resources Holdings, Inc.
8.250%, 09/01/31 (144A)	254,000	247,670
Murphy Oil Corp.
5.875%, 12/01/42	64,000	54,978
Nabors Industries Ltd.
7.500%, 01/15/28 (144A)	257,000	236,566
Nabors Industries, Inc.
7.375%, 05/15/27 (144A)	835,000	823,560
Noble Finance II LLC
8.000%, 04/15/30 (144A)	801,000	800,529
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A)	2,427,000	2,433,254
8.750%, 06/15/31 (144A) (a)	1,060,000	1,081,153
Parkland Corp.
6.625%, 08/15/32 (144A)	647,000	646,630
PBF Holding Co. LLC/PBF Finance Corp.
7.875%, 09/15/30 (144A)	477,000	417,749
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	830,000	819,138
6.250%, 02/01/33 (144A)	1,291,000	1,285,893
7.000%, 01/15/32 (144A)	490,000	501,072
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	746,000	767,868
SM Energy Co.
7.000%, 08/01/32 (144A) (a)	342,000	335,645
Sunoco LP
6.250%, 07/01/33 (144A)	792,000	792,829
Talos Production, Inc.
9.375%, 02/01/31 (144A)	409,000	416,142
TGNR Intermediate Holdings LLC
5.500%, 10/15/29 (144A) (a)	658,000	617,797
Transocean Aquila Ltd.
8.000%, 09/30/28 (144A)	292,723	297,490
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	340,191	347,522
Transocean, Inc.
8.000%, 02/01/27 (144A)	1,106,000	1,101,849
8.250%, 05/15/29 (144A)	1,043,000	1,019,506
8.500%, 05/15/31 (144A) (a)	900,000	874,515
8.750%, 02/15/30 (144A)	601,600	624,818
BHFTI-66

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Valaris Ltd.
8.375%, 04/30/30 (144A)	1,456,000	$1,457,671
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	49,000	49,000
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	117,885
Vermilion Energy, Inc.
6.875%, 05/01/30 (144A)	438,000	428,916
Vital Energy, Inc.
7.875%, 04/15/32 (144A) (a)	1,717,000	1,598,388
9.750%, 10/15/30	672,000	683,498
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	571,000	555,110
		40,452,664
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	1,546,000	1,547,186
6.625%, 09/01/32 (144A)	1,250,000	1,254,910
Enerflex Ltd.
9.000%, 10/15/27 (144A)	265,000	271,186
Kodiak Gas Services LLC
7.250%, 02/15/29 (144A) (a)	1,388,000	1,414,861
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	193,924
Star Holding LLC
8.750%, 08/01/31 (144A)	673,000	643,282
USA Compression Partners LP/USA Compression Finance Corp.
7.125%, 03/15/29 (144A)	1,125,000	1,144,203
Weatherford International Ltd.
8.625%, 04/30/30 (144A)	1,049,000	1,065,129
		7,534,681
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (EUR)	200,000	180,988
3.250%, 09/01/28 (144A)	200,000	179,254
4.000%, 09/01/29 (144A)	3,978,000	3,387,366
6.000%, 06/15/27 (144A)	909,000	896,353
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR) †	836,000	835,041
4.125%, 08/15/26 (144A) †	994,000	912,949
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,038,000	1,043,732
6.750%, 04/15/32 (144A)	2,009,000	2,022,898
6.875%, 01/15/30 (144A)	1,801,000	1,814,660
8.750%, 04/15/30 (144A) (a)	1,425,000	1,445,157
Fedrigoni SpA
6.355%, 3M EURIBOR + 4.000%, 01/15/30 (EUR) (b)	100,000	107,742
Fiber Midco SpA
10.750%, 06/15/29 (EUR) (c)	100,000	106,508
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	304,193
Kleopatra Finco SARL
4.250%, 03/01/26 (EUR)	110,000	110,022
Security Description	Principal Amount*	Value
Packaging & Containers—(Continued)
LABL, Inc.
5.875%, 11/01/28 (144A)	85,000	$66,892
8.625%, 10/01/31 (144A)	658,000	490,210
9.500%, 11/01/28 (144A)	1,199,000	1,013,731
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A)	7,018,000	6,877,640
9.250%, 04/15/27 (144A) (a)	159,000	149,984
OI European Group BV
6.250%, 05/15/28 (EUR)	100,000	110,968
6.250%, 05/15/28 (144A) (EUR)	142,000	157,575
Sealed Air Corp.
4.000%, 12/01/27 (144A)	201,000	193,476
5.000%, 04/15/29 (144A) (a)	165,000	160,251
6.500%, 07/15/32 (144A) (a)	502,000	508,101
Sealed Air Corp./Sealed Air Corp. U.S.
7.250%, 02/15/31 (144A)	57,000	59,004
Trident TPI Holdings, Inc.
12.750%, 12/31/28 (144A)	377,000	404,343
Trivium Packaging Finance BV
5.500%, 08/15/26 (144A)	730,000	718,695
		24,257,733
Pharmaceuticals — 2.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	7,369,000	7,323,773
1375209 BC Ltd.
9.000%, 01/30/28 (144A)	817,000	816,367
Bausch Health Cos., Inc.
5.500%, 11/01/25 (144A)	773,000	772,227
5.750%, 08/15/27 (144A)	488,000	487,146
6.125%, 02/01/27 (144A)	2,435,000	2,469,090
11.000%, 09/30/28 (144A)	3,067,000	2,921,317
Bayer AG
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	112,859
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	114,226
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A)	737,000	768,342
Grifols SA
2.250%, 11/15/27 (EUR)	725,000	752,193
7.125%, 05/01/30 (EUR)	100,000	111,798
Jazz Securities DAC
4.375%, 01/15/29 (144A) (a)	200,000	190,035
Nidda Healthcare Holding GmbH
6.306%, 3M EURIBOR + 3.750%, 10/23/30 (EUR) (b)	100,000	108,733
7.000%, 02/21/30 (EUR)	149,000	168,017
Option Care Health, Inc.
4.375%, 10/31/29 (144A)	676,000	630,713
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	102,851
4.125%, 04/30/28 (144A)	400,000	373,822
7.875%, 05/15/34 (144A) (a)	200,000	194,136
Rossini SARL
6.230%, 3M EURIBOR + 3.875%, 12/31/29 (EUR) (b)	118,000	128,231
6.750%, 12/31/29 (EUR)	100,000	112,874
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	772,000	748,662
BHFTI-67

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	200,000	$205,139
7.875%, 09/15/29	338,000	363,558
8.125%, 09/15/31	750,000	835,897
		20,812,006
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	533,696
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A)	598,000	611,144
7.250%, 07/15/32 (144A)	481,000	497,597
Buckeye Partners LP
5.600%, 10/15/44	215,000	184,290
5.850%, 11/15/43	318,000	281,154
6.750%, 02/01/30 (144A)	239,000	242,084
6.875%, 07/01/29 (144A)	260,000	264,298
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	267,190
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A)	1,891,000	1,814,140
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	172,000	161,875
4.375%, 06/15/31 (144A)	522,000	480,140
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (a) (b)	430,000	433,904
7.375%, 5Y H15 + 3.122%, 03/15/55 (a) (b)	587,000	602,639
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,085,000	1,083,721
7.125%, 5Y H15 + 2.829%, 10/01/54 (a) (b)	829,000	841,793
8.000%, 5Y H15 + 4.020%, 05/15/54 (b)	1,251,000	1,316,487
EQM Midstream Partners LP
4.500%, 01/15/29 (144A)	47,000	45,519
6.375%, 04/01/29 (144A)	742,000	759,154
7.500%, 06/01/30 (144A) (a)	111,000	119,817
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, 02/01/28	595,000	600,919
7.875%, 05/15/32 (a)	967,000	973,871
8.000%, 05/15/33	894,000	900,957
8.250%, 01/15/29	895,000	924,031
8.875%, 04/15/30	74,000	76,852
Harvest Midstream I LP
7.500%, 05/15/32 (144A)	297,000	305,218
Hess Midstream Operations LP
6.500%, 06/01/29 (144A)	685,000	698,620
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A)	612,000	627,009
8.875%, 07/15/28 (144A)	608,000	633,951
ITT Holdings LLC
6.500%, 08/01/29 (144A) (a)	1,221,000	1,126,411
Kinetik Holdings LP
5.875%, 06/15/30 (144A)	108,000	106,875
NFE Financing LLC
12.000%, 11/15/29 (144A)	1,397,129	1,177,622
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A)	750,000	755,241
Security Description	Principal Amount*	Value
Pipelines—(Continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375%, 02/15/32 (144A) (a)	2,732,000	$2,737,858
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	459,000	463,281
Prairie Acquiror LP
9.000%, 08/01/29 (144A)	515,000	524,213
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A)	136,000	130,231
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	545,000	530,440
6.000%, 12/31/30 (144A)	29,000	27,512
6.000%, 09/01/31 (144A)	361,000	341,274
7.375%, 02/15/29 (144A)	1,553,000	1,560,736
TransMontaigne Partners LLC
8.500%, 06/15/30 (144A)	154,000	155,134
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A)	2,208,000	2,239,533
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	9,042,000	8,580,757
9.500%, 02/01/29 (144A)	6,192,000	6,639,751
9.875%, 02/01/32 (144A)	2,936,000	3,118,282
		46,497,221
Real Estate — 0.6%
Adler Financing SARL
8.250%, 12/31/28 (EUR) (c)	154,933	171,508
10.000%, 12/31/29 (EUR) (c)	36,000	40,083
ADLER Real Estate GmbH
3.000%, 04/27/26 (EUR)	200,000	211,394
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A)	1,359,227	1,208,660
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	2,557,000	2,379,973
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A) (a)	937,000	995,004
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	99,348
Heimstaden Bostad Treasury BV
1.375%, 03/03/27 (EUR)	100,000	103,818
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	348,569
4.375%, 02/01/31 (144A)	308,000	274,163
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (GBP)	63,000	84,530
Vivion Investments SARL
6.500%, 2.250% PIK, 08/31/28 (EUR) (c)	118,885	126,285
		6,043,335
Real Estate Investment Trusts — 2.7%
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/27 (144A)	452,000	429,763
7.750%, 12/01/29 (144A)	262,000	269,671
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A)	734,000	703,299
BHFTI-68

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750%, 12/15/27 (144A)	252,000	$237,180
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, 06/15/26 (144A) (a)	513,000	497,594
8.000%, 06/15/27 (144A) (a)	550,000	569,377
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A)	479,000	442,263
Iron Mountain, Inc.
5.250%, 07/15/30 (144A)	63,000	60,406
5.625%, 07/15/32 (144A)	214,000	204,584
6.250%, 01/15/33 (144A) (a)	2,067,000	2,047,078
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750%, 06/15/29 (144A) (a)	178,000	169,520
7.000%, 07/15/31 (144A)	600,000	615,828
MPT Operating Partnership LP/MPT Finance Corp.
7.000%, 02/15/32 (EUR)	100,000	109,976
7.000%, 02/15/32 (144A) (EUR)	725,000	797,326
8.500%, 02/15/32 (144A)	2,304,000	2,347,071
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	603,423
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, 10/15/29 (144A)	317,000	313,417
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A)	482,000	455,990
6.500%, 04/01/32 (144A)	1,836,000	1,832,711
RLJ Lodging Trust LP
4.000%, 09/15/29 (144A) (a)	268,000	240,403
SBA Communications Corp.
3.125%, 02/01/29 (a)	1,126,000	1,027,653
Service Properties Trust
8.625%, 11/15/31 (144A) (a)	3,046,000	3,213,268
8.875%, 06/15/32 (a)	1,237,000	1,224,154
Starwood Property Trust, Inc.
6.000%, 04/15/30 (144A)	230,000	224,751
6.500%, 07/01/30 (144A)	577,000	577,293
6.500%, 10/15/30 (144A)	648,000	641,990
7.250%, 04/01/29 (144A)	460,000	471,569
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A)	4,870,000	5,173,362
XHR LP
6.625%, 05/15/30 (144A)	297,000	291,577
		25,792,497
Retail — 2.1%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A)	288,000	260,644
4.375%, 01/15/28 (144A) (a)	571,000	549,120
5.625%, 09/15/29 (144A)	508,000	502,886
Afflelou SAS
6.000%, 07/25/29 (EUR)	104,000	116,082
Asbury Automotive Group, Inc.
4.750%, 03/01/30	57,000	53,315
5.000%, 02/15/32 (144A)	124,000	112,453
Security Description	Principal Amount*	Value
Retail—(Continued)
B&M European Value Retail SA
6.500%, 11/27/31 (GBP)	100,000	$125,989
Beacon Roofing Supply, Inc.
6.500%, 08/01/30 (144A)	303,000	318,741
Bertrand Franchise Finance SAS
6.494%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (b)	100,000	108,405
Bubbles Bidco SPA
6.605%, 3M EURIBOR + 4.250%, 09/30/31 (EUR) (b)	100,000	108,095
Carvana Co.
9.000%, 13.000% PIK, 06/01/30 (144A) (a) (c)	1,981,218	2,097,325
9.000%, 14.000% PIK, 06/01/31 (144A) (c)	3,116,290	3,462,233
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	200,000	263,517
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	537,000	553,491
Duomo Bidco SpA
6.910%, 3M EURIBOR + 4.125%, 07/15/31 (EUR) (b)	108,000	117,458
eG Global Finance PLC
12.000%, 11/30/28 (144A)	1,206,000	1,335,341
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A)	907,000	835,352
6.750%, 01/15/30 (144A) (a)	364,000	314,713
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A)	320,000	312,704
Group 1 Automotive, Inc.
6.375%, 01/15/30 (144A)	366,000	366,786
GYP Holdings III Corp.
4.625%, 05/01/29 (144A)	402,000	376,085
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	144,000	137,415
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	517,000	485,151
8.250%, 08/01/31 (144A)	907,000	941,363
PetSmart, Inc./PetSmart Finance Corp.
7.750%, 02/15/29 (144A)	500,000	459,190
Raising Cane's Restaurants LLC
9.375%, 05/01/29 (144A) (a)	204,000	216,726
Staples, Inc.
10.750%, 09/01/29 (144A)	600,000	542,064
Stonegate Pub Co. Financing PLC
10.750%, 07/31/29 (GBP)	100,000	133,373
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A)	238,000	214,872
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44 (a)	274,000	248,069
8.125%, 08/15/29	415,000	423,754
White Cap Buyer LLC
6.875%, 10/15/28 (144A) (a)	4,772,000	4,579,939
		20,672,651
Savings & Loans — 0.0%
Nationwide Building Society
7.500%, 5Y UKG + 3.852%, 12/20/30 (GBP) (b)	200,000	256,412
BHFTI-69

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Semiconductors — 0.1%
Entegris, Inc.
4.750%, 04/15/29 (144A)	604,000	$582,274
Software — 5.1%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	9,384,000	8,802,303
Camelot Finance SA
4.500%, 11/01/26 (144A)	724,000	709,644
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	1,441,000	1,479,493
Cedacri SpA
8.056%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	108,671
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A) (a)	569,000	499,224
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	969,000	838,553
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	2,412,000	2,237,470
4.875%, 07/01/29 (144A) (a)	1,771,000	1,579,707
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A)	6,368,000	6,190,114
8.250%, 06/30/32 (144A) (a)	5,721,000	5,816,712
9.000%, 09/30/29 (144A)	7,400,000	7,380,685
Dun & Bradstreet Corp.
5.000%, 12/15/29 (144A) (a)	1,081,000	1,082,786
Elastic NV
4.125%, 07/15/29 (144A)	637,000	594,004
Ellucian Holdings, Inc.
6.500%, 12/01/29 (144A)	1,291,000	1,269,606
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	533,000	506,796
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.625%, 05/01/28 (144A)	250,000	224,837
7.875%, 05/01/29 (EUR)	100,000	109,739
8.750%, 05/01/29 (144A)	412,000	409,980
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	215,000	189,264
SS&C Technologies, Inc.
6.500%, 06/01/32 (144A) (a)	1,818,000	1,837,654
TeamSystem SpA
6.285%, 3M EURIBOR + 3.500%, 07/31/31 (EUR) (b)	100,000	108,265
Twilio, Inc.
3.625%, 03/15/29	187,000	173,385
3.875%, 03/15/31	350,000	315,288
UKG, Inc.
6.875%, 02/01/31 (144A)	6,435,000	6,527,915
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29 (144A)	564,000	517,397
		49,509,492
Telecommunications — 5.7%
Altice Financing SA
5.000%, 01/15/28 (144A)	400,000	300,131
5.750%, 08/15/29 (144A)	1,476,000	1,079,670
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Altice France SA
5.125%, 01/15/29 (144A)	400,000	$314,242
5.125%, 07/15/29 (144A)	2,400,000	1,879,999
5.500%, 10/15/29 (144A)	1,018,000	806,618
British Telecommunications PLC
8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	137,574
CommScope LLC
4.750%, 09/01/29 (144A) (a)	1,619,000	1,439,371
9.500%, 12/15/31 (144A)	1,355,000	1,395,650
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	400,000	364,692
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (c)	5,271,150	4,782,717
10.750%, 11/30/29	3,942,327	4,142,451
Eutelsat SA
1.500%, 10/13/28 (EUR)	100,000	84,528
Fibercop SpA
6.000%, 09/30/34 (144A)	1,632,000	1,486,378
7.200%, 07/18/36 (144A)	1,168,000	1,124,737
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,753,000	1,729,575
5.875%, 10/15/27 (144A)	734,000	733,173
5.875%, 11/01/29	441,750	441,792
6.000%, 01/15/30 (144A) (a)	635,000	636,405
8.625%, 03/15/31 (144A)	872,000	928,828
8.750%, 05/15/30 (144A)	3,935,000	4,145,255
Global Switch Finance BV
1.375%, 10/07/30 (EUR)	100,000	101,146
Iliad Holding SASU
5.375%, 04/15/30 (EUR)	100,000	108,619
6.875%, 04/15/31 (EUR)	100,000	113,802
7.000%, 10/15/28 (144A)	310,000	313,761
7.000%, 04/15/32 (144A)	1,472,000	1,473,946
8.500%, 04/15/31 (144A)	1,800,000	1,887,772
Intelsat Jackson Holdings SA
6.500%, 03/15/30 (144A)	44,000	41,802
Level 3 Financing, Inc.
3.875%, 10/15/30 (144A)	107,000	80,764
4.500%, 04/01/30 (144A)	847,183	677,746
4.875%, 06/15/29 (144A)	2,020,000	1,707,631
10.500%, 04/15/29 (144A)	3,021,511	3,323,662
10.500%, 05/15/30 (144A)	2,001,000	2,144,059
10.750%, 12/15/30 (144A)	1,311,240	1,448,920
11.000%, 11/15/29 (144A)	2,912,959	3,246,611
Lorca Telecom Bondco SA
4.000%, 09/18/27 (EUR)	100,000	107,922
5.750%, 04/30/29 (EUR)	136,000	153,013
Lumen Technologies, Inc.
4.125%, 04/15/30 (144A)	509,141	475,329
10.000%, 10/15/32 (144A)	567,420	566,461
Sable International Finance Ltd.
7.125%, 10/15/32 (144A)	1,265,000	1,212,689
SoftBank Group Corp.
3.875%, 07/06/32 (EUR)	200,000	200,040
4.500%, 04/20/25 (EUR)	200,000	216,238
5.375%, 01/08/29 (EUR)	200,000	220,513
BHFTI-70

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Telecom Italia Capital SA
7.721%, 06/04/38 (a)	211,000	$218,533
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	112,208
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	118,809
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	467,000	427,048
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (GBP)	100,000	116,303
4.250%, 01/31/31 (144A)	213,000	183,739
4.500%, 07/15/31 (GBP)	134,000	147,520
4.750%, 07/15/31 (144A)	273,000	237,090
5.625%, 04/15/32 (EUR)	100,000	107,427
7.750%, 04/15/32 (144A)	200,000	200,482
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, 10/01/31 (144A) (a)	3,288,000	3,347,536
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A)	1,498,000	1,364,436
6.125%, 03/01/28 (144A)	843,000	701,163
Zegona Finance PLC
6.750%, 07/15/29 (EUR)	114,000	130,048
		55,188,574
Transportation — 0.4%
Brightline East LLC
11.000%, 01/31/30 (144A) (a)	584,000	514,419
Clue Opco LLC
9.500%, 10/15/31 (144A)	382,000	382,113
Edge Finco PLC
8.125%, 08/15/31 (GBP)	140,000	184,462
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A)	1,166,000	1,165,084
La Poste SA
5.000%, 5Y EUR Swap + 2.679%, 04/16/31 (EUR) (b)	100,000	109,125
Mobico Group PLC
4.250%, 5Y UKG + 4.135%, 11/26/25 (GBP) (b)	106,000	130,764
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	151,472
Rand Parent LLC
8.500%, 02/15/30 (144A) (a)	631,000	624,694
SGL Group ApS
7.427%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	109,418
Stonepeak Nile Parent LLC
7.250%, 03/15/32 (144A)	315,000	321,076
		3,692,627
Trucking & Leasing — 1.0%
Fortress Transportation & Infrastructure Investors LLC
5.500%, 05/01/28 (144A)	1,001,000	981,098
5.875%, 04/15/33 (144A)	2,280,000	2,178,219
7.000%, 05/01/31 (144A)	2,840,000	2,885,505
7.000%, 06/15/32 (144A)	1,530,000	1,551,505
Security Description	Principal Amount*	Value
Trucking & Leasing—(Continued)
Fortress Transportation & Infrastructure Investors LLC
7.875%, 12/01/30 (144A)	1,644,000	$1,716,929
		9,313,256
Total Corporate Bonds & Notes (Cost $848,140,697)		847,889,934

Floating Rate Loans (h)—9.1%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.439%, 1M TSFR + 4.000%, 08/23/28	1,439,155	1,427,761
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.389%, 3M TSFR + 5.000%, 04/11/29	1,078,979	931,429
Summer BC Holdco B SARL
2024 USD Term Loan B, 02/15/29 (i)	295,000	295,646
2025 Add-on Term Loan B, 9.559%, 1M TSFR + 5.000%, 02/15/29	295,000	294,954
		2,949,790
Aerospace/Defense — 0.2%
Air Comm Corp. LLC
2024 Delayed Draw Term Loan, 12/11/31 (j)	8,994	8,949
2024 Term Loan, 7.322%, 1M TSFR + 3.000%, 11/21/31	268,768	267,425
Barnes Group, Inc.
2025 Term Loan B, 7.322%, 1M TSFR + 3.000%, 01/27/32	198,000	196,709
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.325%, 1M TSFR + 2.000%, 10/31/31	18,717	18,686
2024 1st Lien Term Loan B2, 6.325%, 1M TSFR + 2.000%, 10/31/31	6,786	6,775
Kaman Corp.
2025 Delayed Draw Term Loan, 02/26/32 (j)	85,500	85,607
2025 Term Loan B, 7.025% - 7.068%, 3M TSFR + 2.750%, 6M TSFR + 2.750%, 02/26/32 (k)	906,300	895,396
		1,479,547
Airlines — 0.0%
American Airlines, Inc.
2025 Term Loan, 6.543%, 1M TSFR + 2.250%, 04/20/28	236,448	233,690
Auto Parts & Equipment — 0.1%
Clarios Global LP
2025 USD Term Loan B, 7.075%, 1M TSFR + 2.750%, 01/28/32	991,000	979,851
Tenneco, Inc.
2022 Term Loan A, 9.172%, 3M TSFR + 4.750%, 11/17/28	80,376	77,898
2022 Term Loan B, 9.399% - 9.422%, 3M TSFR + 5.000%, 11/17/28 (k)	348,169	339,669
		1,397,418
Building Materials — 0.1%
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.819%, 1M TSFR + 4.500%, 05/15/31	140,874	116,309
Quikrete Holdings, Inc.
2025 Term Loan B, 6.575%, 1M TSFR + 2.250%, 02/10/32	468,763	464,410
BHFTI-71

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Wilsonart LLC
2024 Term Loan B, 8.549%, 3M TSFR + 4.250%, 08/05/31	715,390	$682,527
		1,263,246
Chemicals — 0.2%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 12.175%, 1M TSFR + 7.750%, 11/24/28	237,600	227,502
Discovery Purchaser Corp.
Term Loan, 8.040%, 3M TSFR + 3.750%, 10/04/29	690,679	684,290
Lonza Group AG
USD Term Loan B, 8.324%, 3M TSFR + 3.925%, 07/03/28	917,506	845,826
Momentive Performance Materials, Inc.
2023 Term Loan, 8.325%, 1M TSFR + 4.000%, 03/29/28	386,184	385,218
		2,142,836
Commercial Services — 0.4%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.175%, 1M TSFR + 3.750%, 05/12/28	549,042	549,042
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 11/01/31 (j)	21,031	21,035
2024 Term Loan B, 9.073%, 1M TSFR + 4.750%, 11/01/31	182,271	182,300
Crash Champions LLC
2024 Term Loan B, 9.072%, 3M TSFR + 4.750%, 02/23/29	926,995	836,613
Galaxy U.S. Opco, Inc.
Term Loan, 9.291%, 3M TSFR + 5.000%, 07/31/30	338,162	285,218
Nuvei Technologies Corp.
2024 Term Loan B1, 7.325%, 1M TSFR + 3.000%, 11/15/31	165,802	165,232
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (j)	41,466	40,954
Term Loan B, 7.575%, 1M TSFR + 3.250%, 11/19/31	585,847	579,562
Vortex Opco LLC
Second Out Term Loan, 8.664%, 3M TSFR + 4.250%, 12/17/28	269,168	132,699
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.825%, 1M TSFR + 2.500%, 01/30/31	783,859	773,408
		3,566,063
Computers — 0.7%
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.575%, 1M TSFR + 2.250%, 09/29/31	403,694	392,403
Atlas CC Acquisition Corp.
Term Loan B, 8.825%, 3M TSFR + 4.250%, 05/25/28 †	356,740	213,464
Term Loan C, 8.825%, 3M TSFR + 4.250%, 05/25/28 †	72,552	43,414
Clover Holdings 2 LLC
Fixed Term Loan B, 7.750%, 12/09/31	4,617,000	4,599,686
Term Loan B, 8.295%, 3M TSFR + 4.000%, 12/09/31	410,635	408,839
Fortress Intermediate 3, Inc.
Term Loan B, 8.075%, 1M TSFR + 3.750%, 06/27/31	90,595	90,595
Twitter, Inc.
2025 Fixed Term Loan, 9.500%, 10/26/29	1,287,500	1,322,638
		7,071,039
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.575%, 1M TSFR + 3.250%, 12/11/30	28,153	$27,807
Diversified Financial Services — 0.1%
Deerfield Dakota Holding LLC
2020 USD Term Loan B, 8.049%, 3M TSFR + 3.750%, 04/09/27	268,296	254,881
2021 USD 2nd Lien Term Loan, 11.311%, 3M TSFR + 6.750%, 04/07/28	477,289	458,198
Focus Financial Partners LLC
2025 Incremental Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/15/31	55,344	54,953
Summit Acquisition, Inc.
2024 Term Loan B, 8.075%, 1M TSFR + 3.750%, 10/16/31	296,000	296,000
		1,064,032
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
Term Loan B, 8.573%, 1M TSFR + 4.250%, 12/02/31	603,000	593,453
Engineering & Construction — 0.3%
Brand Industrial Services, Inc.
2024 Term Loan B, 8.791%, 3M TSFR + 4.500%, 08/01/30	2,473,860	2,348,312
Chromalloy Corp.
2024 Term Loan B, 8.060%, 3M TSFR + 3.750%, 03/27/31	741	741
KKR Apple Bidco LLC
2025 Term Loan, 6.825%, 1M TSFR + 2.500%, 09/23/31	251,070	248,755
		2,597,808
Entertainment — 0.2%
Endeavor Group Holdings, Inc.
Term Loan B, 7.319%, 1M TSFR + 3.000%, 01/27/32	1,126,000	1,122,012
Great Canadian Gaming Corp.
2024 Term Loan B, 9.053%, 3M TSFR + 4.750%, 11/01/29	273,644	270,337
Motion Finco SARL
2024 USD Term Loan B, 7.799%, 3M TSFR + 3.500%, 11/12/29	108,466	104,616
OVG Business Services LLC
2024 Term Loan B, 7.325%, 1M TSFR + 3.000%, 06/25/31	32,694	32,816
		1,529,781
Environmental Control — 0.1%
GFL Environmental, Inc.
2025 Term Loan B, 6.819%, 3M TSFR + 2.500%, 02/04/32	710,290	706,295
Food — 0.0%
Chobani LLC
2025 Repriced Term Loan B, 6.825%, 1M TSFR + 2.500%, 10/25/27	36,907	36,967
Healthcare-Products — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.325%, 1M TSFR + 4.000%, 09/29/28	559,480	558,664
Term Loan, 7.672%, 1M TSFR + 3.250%, 05/10/27	843,447	841,263
		1,399,927
BHFTI-72

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.052%, 3M TSFR + 3.750%, 05/17/31	639,191	$620,974
2024 Incremental Term Loan B1, 7.817%, 3M TSFR + 3.500%, 05/19/31	406,791	393,400
Quorum Health Corp.
2020 Term Loan, 10.889%, 3M TSFR + 6.500%, 04/29/25	626,360	496,390
Star Parent, Inc.
Term Loan B, 8.299%, 3M TSFR + 4.000%, 09/27/30	1,822,423	1,747,021
		3,257,785
Home Builders — 0.0%
Tecta America Corp.
2025 Term Loan B, 7.325%, 1M TSFR + 3.000%, 02/18/32	345,000	342,520
Housewares — 0.1%
Hunter Douglas, Inc.
2025 USD Term Loan B, 7.549%, 3M TSFR + 3.250%, 01/20/32	249,863	240,493
Springs Windows Fashions LLC
2024 First Lien Second Out TL A2, 8.439%, 1M TSFR + 4.000%, 10/06/28	484,376	399,879
2024 FLFO A1 Term Loan, 8.825%, 1M TSFR + 4.500%, 12/19/29	111,807	112,813
2024 FLFO Delayed Draw Term Loan, 12/19/29 (j)	149,076	150,418
		903,603
Insurance — 0.3%
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 02/15/31 (i)	719,400	710,407
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.825%, 1M TSFR + 3.500%, 02/14/31	160,388	160,739
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.049%, 3M TSFR + 4.750%, 05/06/32	1,763,106	1,782,391
		2,653,537
Internet — 0.3%
Getty Images, Inc.
2025 USD Term Loan B, 11.250%, 02/21/30	494,000	498,940
MH Sub I LLC
2023 Term Loan, 8.575%, 1M TSFR + 4.250%, 05/03/28	880,335	841,271
2024 Term Loan B4, 8.575%, 1M TSFR + 4.250%, 12/31/31	595,803	547,543
Proofpoint, Inc.
2024 Term Loan, 7.325%, 1M TSFR + 3.000%, 08/31/28	306,002	305,357
PUG LLC
2024 Extended Term Loan B, 9.075%, 1M TSFR + 4.750%, 03/15/30	754,383	755,640
		2,948,751
Leisure Time — 0.1%
City Football Group Ltd.
2024 Term Loan, 7.939%, 1M TSFR + 3.500%, 07/22/30	481,453	476,438
Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Sabre GLBL, Inc.
2021 Term Loan B1, 7.939%, 1M TSFR + 3.500%, 12/17/27	51,588	$49,653
2021 Term Loan B2, 7.939%, 1M TSFR + 3.500%, 12/17/27	29,598	28,488
2022 Term Loan B, 8.675%, 1M TSFR + 4.250%, 06/30/28	15,915	15,318
2024 Term Loan B1, 10.425%, 1M TSFR + 6.000%, 11/15/29	254,847	250,706
2024 Term Loan B2, 10.425%, 1M TSFR + 6.000%, 11/15/29	71,778	70,611
		891,214
Machinery-Diversified — 0.3%
GrafTech Finance, Inc.
2024 Delayed Draw Term Loan, 12/21/29 † (j)	158,974	161,756
2024 Term Loan, 10.303%, 3M TSFR + 6.000%, 12/21/29 †	278,204	284,985
Titan Acquisition Ltd.
2024 Term Loan B, 8.717%, 6M TSFR + 4.500%, 02/15/29	2,072,059	2,066,620
		2,513,361
Media — 0.5%
Coral-U.S. Co-Borrower LLC
2025 Term Loan B7, 7.569%, 1M TSFR + 3.250%, 01/31/32	453,000	443,374
CSC Holdings LLC
2019 Term Loan B5, 9.000%, PRIME + 1.500%, 04/15/27 †	470,238	443,396
2022 Term Loan B6, 8.819%, 1M TSFR + 4.500%, 01/18/28 †	520,861	506,928
DirecTV Financing LLC
2025 Term Loan B, 02/15/31 (i)	1,988,628	1,906,597
EW Scripps Co.
2019 Term Loan B2, 7.002%, 1M TSFR + 2.563%, 05/01/26	29,921	29,827
Gray Television, Inc.
2021 Term Loan D, 7.437%, 1M TSFR + 3.000%, 12/01/28	396,914	364,984
2024 Term Loan B, 9.573%, 1M TSFR + 5.250%, 06/04/29	143,439	139,136
Radiate Holdco LLC
2021 Term Loan B, 7.689%, 1M TSFR + 3.250%, 09/25/26 †	562,065	484,079
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.684%, 1M TSFR + 3.250%, 01/31/29	200,000	196,083
		4,514,404
Mining — 0.0%
Covia Holdings Corp.
2025 Term Loan B, 7.568%, 3M TSFR + 3.250%, 02/14/32	266,000	265,667
Oil & Gas Services — 0.1%
Star Holding LLC
2024 1st Lien Term Loan B, 8.825%, 1M TSFR + 4.500%, 07/31/31	488,413	478,400
BHFTI-73

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers — 0.1%
LABL, Inc.
2021 USD 1st Lien Term Loan, 9.425%, 1M TSFR + 5.000%, 10/30/28	1,057,002	$882,101
Pharmaceuticals — 0.8%
Amneal Pharmaceuticals LLC
2023 Term Loan B, 9.825%, 1M TSFR + 5.500%, 05/04/28	75,738	77,190
Bausch Health Cos., Inc.
2022 Term Loan B, 9.675%, 1M TSFR + 5.250%, 02/01/27	5,112,079	5,022,618
2025 Term Loan B, 09/25/30 (i)	1,482,000	1,433,835
Endo Luxembourg Finance Co. I SARL
2024 1st Lien Term Loan, 8.325%, 1M TSFR + 4.000%, 04/23/31	785,043	778,173
Gainwell Acquisition Corp.
Term Loan B, 8.399%, 3M TSFR + 4.000%, 10/01/27	963,345	900,728
		8,212,544
Real Estate — 0.1%
CoreLogic, Inc.
2nd Lien Term Loan, 10.939%, 1M TSFR + 6.500%, 06/04/29	524,226	510,137
Term Loan, 7.939%, 1M TSFR + 3.500%, 06/02/28	331,137	325,446
		835,583
Retail — 0.3%
Foundation Building Materials Holding Co. LLC
2021 Term Loan, 01/31/28 † (i)	52,863	50,286
2024 Term Loan B2, 8.552%, 3M TSFR + 4.000%, 01/29/31 †	1,158,762	1,058,980
Gulfside Supply, Inc.
Term Loan B, 7.299%, 3M TSFR + 3.000%, 06/17/31	140,710	139,303
PetSmart, Inc.
2021 Term Loan B, 8.175%, 1M TSFR + 3.750%, 02/11/28	563,714	555,963
White Cap Buyer LLC
2024 Term Loan B, 7.575%, 1M TSFR + 3.250%, 10/19/29	1,217,744	1,183,190
		2,987,722
Software — 1.8%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.799%, 3M TSFR + 4.500%, 02/23/32	191,637	196,668
Ascend Learning LLC
2021 2nd Lien Term Loan, 10.175%, 1M TSFR + 5.750%, 12/10/29	162,219	162,286
2025 Repriced Term Loan B, 7.325%, 1M TSFR + 3.000%, 12/11/28	135,294	133,814
Athenahealth Group, Inc.
2022 Term Loan B, 7.325%, 1M TSFR + 3.000%, 02/15/29	2,805,810	2,781,259
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, 10.041%, 3M TSFR + 5.750%, 07/30/32	558,000	541,260
2025 USD Term Loan B, 7.291%, 3M TSFR + 3.000%, 07/30/31	496,243	488,236
Central Parent, Inc.
2024 Term Loan B, 7.549%, 3M TSFR + 3.250%, 07/06/29	467,283	401,474
Security Description	Principal Amount*	Value

Software—(Continued)
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.799%, 3M TSFR + 3.500%, 03/30/29	389,135	$385,765
2024 USD Term Loan, 8.049%, 3M TSFR + 3.750%, 03/21/31	1,466,712	1,454,948
Cloudera, Inc.
2021 Second Lien Term Loan, 10.425%, 1M TSFR + 6.000%, 10/08/29	941,564	899,782
2021 Term Loan, 8.175%, 1M TSFR + 3.750%, 10/08/28	262,967	259,351
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/09/27	44,862	45,648
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	7,136,500	7,109,738
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.075%, 1M TSFR + 4.750%, 11/22/32	1,743,000	1,766,966
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.575%, 1M TSFR + 3.250%, 06/17/31	244,354	241,795
Polaris Newco LLC
USD Term Loan B, 8.302%, 3M TSFR + 3.750%, 06/02/28	543,421	520,962
RealPage, Inc.
2024 Incremental Term Loan, 8.049%, 3M TSFR + 3.750%, 04/24/28	399,000	399,776
		17,789,728
Telecommunications — 1.1%
Altice France SA
2023 USD Term Loan B14, 9.802%, 3M TSFR + 5.500%, 08/15/28	280,343	251,608
CommScope, Inc.
2024 Term Loan, 12/17/29 (i)	145,413	145,019
Delta TopCo, Inc.
2024 2nd Lien Term Loan, 9.569%, 3M TSFR + 5.250%, 11/29/30	159,000	159,199
Digicel International Finance Ltd.
2024 Term Loan, 11.791%, 3M TSFR + 7.500%, 05/25/27	1,603,899	1,577,166
Frontier Communications Corp.
2025 Term Loan B, 6.792%, 6M TSFR + 2.500%, 07/01/31	201,495	202,628
Level 3 Financing, Inc.
2024 Extended Term Loan B2, 04/15/30 (i)	1,294,181	1,305,505
2025 Term Loan B, 03/27/32 (i)	2,753,000	2,724,176
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.789%, 1M TSFR + 2.350%, 04/15/29	523,128	503,293
2024 Extended Term Loan B2, 6.789%, 1M TSFR + 2.350%, 04/15/30	272,614	262,391
2024 Term Loan A, 10.325%, 1M TSFR + 6.000%, 06/01/28	131,305	131,633
Windstream Services LLC
2024 Term Loan B, 9.175%, 1M TSFR + 4.750%, 10/01/31	312,000	314,730
Zayo Group Holdings, Inc.
USD Term Loan, 7.439%, 1M TSFR + 3.000%, 03/09/27	3,043,221	2,840,975
		10,418,323
BHFTI-74

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Transportation — 0.0%
Genesee & Wyoming, Inc.
2024 Term Loan B, 6.049%, 3M TSFR + 1.750%, 04/10/31	152,403	$151,069
Total Floating Rate Loans (Cost $89,436,475)		88,106,011

Convertible Bonds—0.9%
Commercial Services — 0.2%
Global Payments, Inc.
1.500%, 03/01/31 (a)	1,104,000	1,039,968
Nexi SpA
Zero Coupon, 02/24/28 (EUR)	200,000	195,247
Worldline SA
Zero Coupon, 07/30/26 (EUR)	158,600	166,849
		1,402,064
Electric — 0.2%
FirstEnergy Corp.
4.000%, 05/01/26	1,717,000	1,739,321
Southern Co.
4.500%, 06/15/27 (144A)	535,000	588,928
		2,328,249
Energy-Alternate Sources — 0.1%
XPLR Infrastructure LP
2.500%, 06/15/26 (144A) (a)	786,000	749,451
Engineering & Construction — 0.0%
Cellnex Telecom SA
0.750%, 11/20/31 (EUR)	100,000	94,786
2.125%, 08/11/30 (EUR)	100,000	114,186
		208,972
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28 (144A)	1,071,000	1,046,367
Lodging — 0.0%
Wynn Macau Ltd.
4.500%, 03/07/29 (144A)	200,000	201,400
Media — 0.1%
Cable One, Inc.
Zero Coupon, 03/15/26 (a)	230,000	217,925
1.125%, 03/15/28	818,000	649,304
		867,229
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	216,000	213,905
Pebblebrook Hotel Trust
1.750%, 12/15/26	36,000	33,642
		247,547
Security Description	Principal Amount*/ Shares	Value

Semiconductors — 0.2%
MKS Instruments, Inc.
1.250%, 06/01/30 (144A) (a)	1,157,000	$1,040,721
ON Semiconductor Corp.
0.500%, 03/01/29	675,000	581,378
		1,622,099
Total Convertible Bonds (Cost $9,059,415)		8,673,378

Common Stocks—0.4%
Building Products — 0.0%
JELD-WEN Holding, Inc. (a) (l)	34,708	207,207
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (l)	1,095	1,238
Entertainment — 0.0%
TKO Group Holdings, Inc.	3,394	518,637
Health Care Providers & Services — 0.0%
Quorum Health † (g) (l)	7,776	5,833
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.	5,646	627,101
Life Sciences Tools & Services — 0.1%
Avantor, Inc. (l)	40,706	659,844
Metals & Mining — 0.1%
Constellium SE (l)	82,377	831,184
Real Estate Management & Development — 0.0%
ADLER Group SA (f) (g) (l)	66,810	0
Specialized REITs — 0.1%
VICI Properties, Inc.	42,539	1,387,622
Total Common Stocks (Cost $4,997,043)		4,238,666

Convertible Preferred Stocks—0.3%
Aerospace & Defense — 0.2%
Boeing Co., 6.000%, 10/15/27	36,857	2,205,154
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (l)	902	18,040
Cohesity Global, Inc. - Series G (l)	1,305	26,100
		44,140
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.500%, 03/15/28	16,100	810,313
Total Convertible Preferred Stocks (Cost $2,905,476)		3,059,607

BHFTI-75

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (l) (Cost $0)	2,229,000	$2,229

Short-Term Investments—1.4%
Repurchase Agreement—1.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $13,959,842; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $14,237,768	13,958,582	13,958,582
Total Short-Term Investments (Cost $13,958,582)		13,958,582

Securities Lending Reinvestments (m)—9.9%
Certificates of Deposit—0.2%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	999,999
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 12/15/25 (b)	1,000,000	999,775
		1,999,774
Commercial Paper—0.1%
Ionic Funding LLC (Series III)
4.430%, 04/24/25	1,000,000	997,062
Repurchase Agreements—4.8%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $7,200,892; collateralized by various Common Stock with an aggregate market value of $8,015,421	7,200,000	7,200,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $6,000,747; collateralized by various Common Stock with an aggregate market value of $6,679,517	6,000,000	6,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $10,751,302; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $10,966,328	10,750,000	10,750,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $6,005,203; collateralized by various Common Stock with an aggregate market value of $6,690,619	6,000,000	6,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $3,013,417; collateralized by various Common Stock with an aggregate market value of $3,333,759	3,000,000	$3,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $3,000,363; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $3,060,371	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $400,048; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $408,000	400,000	400,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,230,242	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $3,000,369; collateralized by various Common Stock with an aggregate market value of $3,300,406	3,000,000	3,000,000
		46,350,000
Time Deposits—1.6%
Banco Santander SA
4.320%, 04/01/25	4,780,350	4,780,350
DNB Bank ASA
4.290%, 04/01/25	4,780,350	4,780,350
DZ Bank AG (NY)
4.310%, 04/01/25	4,780,350	4,780,350
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	922,963	922,963
		15,264,013

Mutual Funds—3.2%
Allspring Government Money Market Fund, Select Class, 4.270% (n)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (n)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (n)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (n)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (n)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (n)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (n)	5,000,000	5,000,000
BHFTI-76

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (m)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (n)	3,000,000	$3,000,000
		31,000,000
Total Securities Lending Reinvestments (Cost $95,611,183)		95,610,849
Total Investments—109.5% (Cost $1,064,108,871)		1,061,539,256
Unfunded Loan Commitments—0.0% (Cost $(548,986))		(548,986)
Total Investments—109.5% (Cost $1,063,559,885)		1,060,990,270
Other assets and liabilities (net)—(9.5)%		(91,723,693)
Net Assets—100.0%		$969,266,577

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was
$13,511,188, which is 1.4% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $109,938,151 and the collateral received consisted of cash in the amount of $95,606,999 and non-cash collateral with a value of $18,703,343. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	This loan will settle after March 31, 2025, at which time the interest rate will be determined.
(j)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2025.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$746,308,274, which is 77.0% of net assets.

BHFTI-77

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 08/15/26	03/31/23-02/26/24	EUR	836,000	$865,033	$835,041
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 08/15/26	03/28/23-04/30/24	USD	994,000	923,894	912,949
Atlas CC Acquisition Corp., 8.825%, 05/25/28	04/10/24-05/06/24	USD	356,740	334,548	213,464
Atlas CC Acquisition Corp., 8.825%, 05/25/28	04/10/24-05/06/24	USD	72,552	68,039	43,414
CSC Holdings LLC, 3.375%, 02/15/31	09/17/24-10/29/24	USD	1,006,000	729,964	719,667
CSC Holdings LLC, 4.125%, 12/01/30	09/18/24-11/05/24	USD	400,000	301,540	289,655
CSC Holdings LLC, 4.500%, 11/15/31	09/17/24-09/18/24	USD	400,000	289,892	290,052
CSC Holdings LLC, 5.375%, 02/01/28	08/15/24-09/04/24	USD	400,000	321,793	341,132
CSC Holdings LLC, 5.500%, 04/15/27	04/12/23	USD	200,000	182,666	185,163
CSC Holdings LLC, 8.819%, 01/18/28	04/11/24-05/03/24	USD	520,861	504,369	506,928
CSC Holdings LLC, 9.000%, 04/15/27	05/01/24-05/03/24	USD	470,238	420,087	443,396
CSC Holdings LLC, 11.250%, 05/15/28	08/03/23-12/12/23	USD	1,833,000	1,812,959	1,772,072
CSC Holdings LLC, 11.750%, 01/31/29	01/18/24-11/06/24	USD	3,567,000	3,543,639	3,459,428
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	USD	277,000	277,000	286,285
Foundation Building Materials Holding Co. LLC, Zero Coupon, 01/31/28	03/20/25	USD	52,863	49,162	50,286
Foundation Building Materials Holding Co. LLC, 8.552%, 01/29/31	01/25/24-03/19/25	USD	1,158,762	1,146,455	1,058,980
GrafTech Finance, Inc., Zero Coupon, 12/21/29	12/27/24	USD	158,974	158,974	161,756
GrafTech Finance, Inc., 10.303%, 12/21/29	12/27/24	USD	278,204	265,645	284,985
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29	06/21/23-08/08/23	USD	384,000	376,474	301,440
Lightning Power LLC, 7.250%, 08/15/32	08/07/24	USD	237,000	237,000	244,010
Quorum Health	01/08/25		7,776	0	5,833
Radiate Holdco LLC, 7.689%, 09/25/26	08/21/23-12/14/23	USD	562,065	510,837	484,079
Radiate Holdco LLC/Radiate Finance, Inc., 4.500%, 09/15/26	06/25/21-11/15/23	USD	726,000	688,729	621,173
					$13,511,188
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	145,860	SCB	06/18/25	USD	157,556	$844

Contracts to Deliver
EUR	95,000	NWM	06/18/25	USD	104,172	1,005
EUR	24,248,000	NWM	06/18/25	USD	26,583,592	250,948
GBP	3,284,000	UBSA	06/18/25	USD	4,243,778	1,980
Net Unrealized Appreciation						$254,777
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	06/30/25	98	USD	10,599,313	$104,737
BHFTI-78

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.44.V1	5.000%	Quarterly	06/21/30	3.771%	USD	45,479,000	$2,353,902	$2,686,955	$(333,053)
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	BBP	2.936%	EUR	1,762	$97	$(198)	$295
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	BBP	2.936%	EUR	4,952	274	(554)	828
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	CBNA	2.936%	EUR	1,437	80	(164)	244
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	JPMC	2.936%	EUR	1,849	102	(215)	317
Altice France SA 5.875%, due 02 01/27	5.000%	Quarterly	12/21/29	DBAG	30.662%	EUR	60,000	(12,515)	(10,873)	(1,642)
CMA CGM SA 7.500%, due 01/15/26	5.000%	Quarterly	06/22/27	MSIP	1.162%	EUR	77,000	6,899	8,702	(1,803)
Forvia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/21/29	BBP	3.364%	EUR	55,000	3,665	6,142	(2,477)
Rolls Royce PLC 3.375%, due 06/18/26	1.000%	Quarterly	06/21/25	CBNA	0.129%	EUR	10,755	23	(132)	155
SES SA 0.875%, due 11/04/27	1.000%	Quarterly	12/21/29	BBP	2.431%	EUR	22,000	(1,457)	(1,523)	66
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	12/23/25	JPMC	1.280%	EUR	30,000	869	966	(97)
Totals								$(1,963)	$2,151	$(4,114)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	16,491,000	$16,977	$624	$16,353
Pay	3M SOFR	Quarterly	12/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	11,767,000	(58,470)	96	(58,566)
Pay	3M SOFR	Quarterly	09/22/25	MSIP	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,639,000	(21,689)	437	(22,126)
Totals								$(63,182)	$1,157	$(64,339)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-79

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$11,864,697	$—	$11,864,697
Aerospace/Defense	—	26,871,131	—	26,871,131
Agriculture	—	682,461	—	682,461
Airlines	—	3,227,006	—	3,227,006
Apparel	—	584,003	—	584,003
Auto Manufacturers	—	2,522,723	—	2,522,723
Auto Parts & Equipment	—	11,789,239	—	11,789,239
Banks	—	28,738,705	—	28,738,705
Building Materials	—	20,658,008	—	20,658,008
Chemicals	—	23,026,105	—	23,026,105
Commercial Services	—	48,347,234	—	48,347,234
Computers	—	8,085,660	—	8,085,660
Cosmetics/Personal Care	—	2,119,461	—	2,119,461
Distribution/Wholesale	—	2,174,659	—	2,174,659
Diversified Financial Services	—	24,173,901	—	24,173,901
Electric	—	23,288,447	—	23,288,447
Electrical Components & Equipment	—	831,715	—	831,715
Electronics	—	4,379,499	—	4,379,499
Engineering & Construction	—	5,134,734	—	5,134,734
Entertainment	—	21,396,743	—	21,396,743
Environmental Control	—	9,935,561	—	9,935,561
Food	—	17,951,151	—	17,951,151
Food Service	—	580,961	—	580,961
Forest Products & Paper	—	661,461	—	661,461
Gas	—	682,505	—	682,505
Hand/Machine Tools	—	322,690	—	322,690
Healthcare-Products	—	11,005,968	—	11,005,968
Healthcare-Services	—	24,174,669	—	24,174,669
Holding Companies-Diversified	—	306,632	—	306,632
Home Builders	—	6,698,658	—	6,698,658
Home Furnishings	—	417,610	—	417,610
Household Products/Wares	—	449,335	—	449,335
Housewares	—	1,056,166	—	1,056,166
Insurance	—	58,250,333	—	58,250,333
Internet	—	8,743,136	—	8,743,136
Investment Companies	—	13,769,332	—	13,769,332
Iron/Steel	—	5,493,023	—	5,493,023
IT Services	—	796,792	—	796,792
Leisure Time	—	15,934,997	—	15,934,997
Lodging	—	11,546,140	—	11,546,140
Machinery-Construction & Mining	—	1,290,353	—	1,290,353
Machinery-Diversified	—	10,214,056	—	10,214,056
Media	—	44,846,548	—	44,846,548
Metal Fabricate/Hardware	—	1,028,409	—	1,028,409
Mining	—	18,845,838	—	18,845,838
Miscellaneous Manufacturing	—	1,720,402	—	1,720,402
Office/Business Equipment	—	665,654	—	665,654
Oil & Gas	—	40,452,664	—	40,452,664
Oil & Gas Services	—	7,534,681	—	7,534,681
Packaging & Containers	—	24,257,733	—	24,257,733
Pharmaceuticals	—	20,812,006	—	20,812,006
Pipelines	—	46,497,221	—	46,497,221
Real Estate	—	6,043,335	0	6,043,335
Real Estate Investment Trusts	—	25,792,497	—	25,792,497
Retail	—	20,672,651	—	20,672,651
Savings & Loans	—	256,412	—	256,412
Semiconductors	—	582,274	—	582,274
Software	—	49,509,492	—	49,509,492
Telecommunications	—	55,188,574	—	55,188,574
Transportation	—	3,692,627	—	3,692,627
BHFTI-80

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Trucking & Leasing	$—	$9,313,256	$—	$9,313,256
Total Corporate Bonds & Notes	—	847,889,934	0	847,889,934
Total Floating Rate Loans (Less Unfunded Loan Commitments of $548,986)*	—	87,557,025	—	87,557,025
Total Convertible Bonds*	—	8,673,378	—	8,673,378
Common Stocks
Building Products	207,207	—	—	207,207
Energy Equipment & Services	1,238	—	—	1,238
Entertainment	518,637	—	—	518,637
Health Care Providers & Services	—	—	5,833	5,833
Hotels, Restaurants & Leisure	627,101	—	—	627,101
Life Sciences Tools & Services	659,844	—	—	659,844
Metals & Mining	831,184	—	—	831,184
Real Estate Management & Development	—	—	0	0
Specialized REITs	1,387,622	—	—	1,387,622
Total Common Stocks	4,232,833	—	5,833	4,238,666
Total Convertible Preferred Stocks*	3,059,607	—	—	3,059,607
Total Escrow Shares*	—	2,229	—	2,229
Total Short-Term Investments*	—	13,958,582	—	13,958,582
Securities Lending Reinvestments
Certificates of Deposit	—	1,999,774	—	1,999,774
Commercial Paper	—	997,062	—	997,062
Repurchase Agreements	—	46,350,000	—	46,350,000
Time Deposits	—	15,264,013	—	15,264,013
Mutual Funds	31,000,000	—	—	31,000,000
Total Securities Lending Reinvestments	31,000,000	64,610,849	—	95,610,849
Total Investments	$38,292,440	$1,022,691,997	$5,833	$1,060,990,270
Collateral for Securities Loaned (Liability)	$—	$(95,606,999)	$—	$(95,606,999)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$254,777	$—	$254,777
Total Forward Contracts	$—	$254,777	$—	$254,777
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$104,737	$—	$—	$104,737
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$(333,053)	$—	$(333,053)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$28,986	$—	$28,986
OTC Swap Contracts at Value (Liabilities)	—	(94,131)	—	(94,131)
Total OTC Swap Contracts	$—	$(65,145)	$—	$(65,145)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-81

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Belgium — 4.1%
Anheuser-Busch InBev SA	175,628	$10,814,353
Anheuser-Busch InBev SA (ADR) (a)	73,680	4,535,741
UCB SA	103,684	18,286,099
		33,636,193
Brazil — 1.1%
MercadoLibre, Inc. (b)	4,687	9,143,728
Canada — 0.2%
Enbridge, Inc.	44,300	1,960,646
China — 9.4%
Alibaba Group Holding Ltd.	67,200	1,114,219
Alibaba Group Holding Ltd. (ADR)	197,053	26,056,318
Meituan - Class B (b)	508,200	10,275,098
Tencent Holdings Ltd.	158,300	10,088,859
Tencent Holdings Ltd. (ADR) (a)	140,730	8,984,203
Tencent Music Entertainment Group (ADR) (a)	857,221	12,352,555
Wuliangye Yibin Co. Ltd. - Class A	433,800	7,868,268
		76,739,520
Denmark — 3.7%
Danske Bank AS	514,092	16,855,193
NKT AS (b)	82,775	5,650,546
Novonesis (Novozymes) - B Shares	126,800	7,389,741
		29,895,480
France — 13.1%
Accor SA	198,039	9,040,999
Air Liquide SA	125,803	23,940,521
AXA SA	295,550	12,617,140
BNP Paribas SA	295,847	24,638,931
Bureau Veritas SA	94,912	2,869,577
Cie de Saint-Gobain SA	100,010	9,941,211
Danone SA	95,033	7,282,210
Safran SA	60,628	15,994,022
		106,324,611
Germany — 9.2%
Allianz SE	46,830	17,854,449
Deutsche Boerse AG	73,486	21,658,879
Deutsche Telekom AG	523,014	19,366,478
Vonovia SE	588,991	15,890,601
		74,770,407
Greece — 0.8%
Piraeus Financial Holdings SA	1,220,637	6,720,870
Hong Kong — 1.5%
AIA Group Ltd.	1,569,400	11,863,426
Italy — 3.8%
BFF Bank SpA	1,006,838	8,310,854
Mediobanca Banca di Credito Finanziario SpA	676,452	12,702,264
Wizz Air Holdings PLC (b)	505,828	9,779,918
		30,793,036
Security Description	Shares	Value
Japan — 7.3%
Coca-Cola Bottlers Japan Holdings, Inc.	319,311	$5,201,129
Japan Post Bank Co. Ltd. (a)	902,900	9,118,945
Mitsubishi Heavy Industries Ltd.	538,306	9,199,115
Mitsubishi UFJ Financial Group, Inc.	810,800	10,950,044
Nippon Sanso Holdings Corp. (a)	252,633	7,634,112
Resona Holdings, Inc.	756,500	6,547,696
Sumitomo Mitsui Financial Group, Inc.	238,900	6,095,734
Tokyo Gas Co. Ltd.	132,435	4,210,130
		58,956,905
Mexico — 1.3%
Cemex SAB de CV (ADR)	774,290	4,343,767
Wal-Mart de Mexico SAB de CV	2,116,600	5,850,916
		10,194,683
Netherlands — 2.5%
Argenx SE (b)	18,403	10,868,319
Argenx SE (ADR) (b)	16,104	9,531,394
		20,399,713
Portugal — 0.1%
Jeronimo Martins SGPS SA	39,891	847,374
Russia — 0.0%
Sberbank of Russia PJSC † (b) (c) (d)	5,306,492	0
Singapore — 0.3%
Singapore Technologies Engineering Ltd.	494,738	2,489,553
South Korea — 4.7%
Hanwha Aerospace Co. Ltd.	45,381	19,321,976
LIG Nex1 Co. Ltd.	109,728	18,579,598
		37,901,574
Spain — 1.8%
Aena SME SA	62,684	14,693,844
Switzerland — 7.5%
Medacta Group SA	49,614	7,126,694
SGS SA	141,051	14,001,235
Straumann Holding AG	9,545	1,152,786
UBS Group AG	1,258,878	38,574,048
		60,854,763
United Kingdom — 17.9%
3i Group PLC	153,262	7,179,540
Babcock International Group PLC	493,354	4,606,272
British American Tobacco PLC	450,132	18,557,657
Flutter Entertainment PLC (b)	5,573	1,233,445
London Stock Exchange Group PLC	68,833	10,207,367
Melrose Industries PLC	3,017,283	18,595,178
National Grid PLC	3,103,933	40,438,857
Reckitt Benckiser Group PLC	184,433	12,463,080
RELX PLC	351,138	17,638,090
SSE PLC	480,520	9,888,322
BHFTI-82

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United Kingdom — (Continued)
Tesco PLC	1,175,542	$5,050,293
		145,858,101
United States — 4.6%
Aon PLC - Class A	60,213	24,030,406
Swiss Re AG	78,845	13,383,611
		37,414,017
Total Common Stocks (Cost $690,426,169)		771,458,444

Equity Linked Security—1.8%
Italy — 1.8%
Ryanair Holdings PLC (HSBC Bank PLC) 10/31/25 (e) (Cost $13,989,743)	728,757	14,676,587

Short-Term Investments—3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $24,265,778; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $24,748,885	24,263,588	24,263,588
Total Short-Term Investments (Cost $24,263,588)		24,263,588

Securities Lending Reinvestments (f)—2.1%
Time Deposit — 0.1%
Banco Santander SA 4.320%, 04/01/25	433,115	433,115

Repurchase Agreements — 0.2%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $48,568; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $49,591	48,562	48,562
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $557,559	500,000	500,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $204,025	200,000	200,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $17,521; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $17,869	17,519	17,519
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $557,560	500,000	$500,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $550,068	500,000	500,000
		1,766,081

Mutual Funds — 1.8%
Allspring Government Money Market Fund, Select Class, 4.270% (g)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (g)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (g)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (g)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (g)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (g)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (g)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (g)	2,000,000	2,000,000
		15,000,000
Total Securities Lending Reinvestments (Cost $17,199,196)		17,199,196
Total Investments—101.8% (Cost $745,878,696)		827,597,815
Other assets and liabilities (net)—(1.8)%		(14,952,351)
Net Assets—100.0%		$812,645,464

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $0, which is 0.0%
of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $16,808,608 and the collateral received consisted of cash in the amount of
$17,199,196 and non-cash collateral with a value of $311,181. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
BHFTI-83

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2025.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Banks	13.3
Insurance	9.8
Aerospace & Defense	9.8
Capital Markets	9.6
Multi-Utilities	5.0
Chemicals	4.8
Broadline Retail	4.5
Professional Services	4.3
Beverages	3.5
Hotels, Restaurants & Leisure	2.5

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$4,535,741	$29,100,452	$—	$33,636,193
Brazil	9,143,728	—	—	9,143,728
Canada	1,960,646	—	—	1,960,646
China	47,393,076	29,346,444	—	76,739,520
Denmark	—	29,895,480	—	29,895,480
France	—	106,324,611	—	106,324,611
Germany	—	74,770,407	—	74,770,407
Greece	—	6,720,870	—	6,720,870
Hong Kong	—	11,863,426	—	11,863,426
Italy	—	30,793,036	—	30,793,036
Japan	—	58,956,905	—	58,956,905
Mexico	10,194,683	—	—	10,194,683
Netherlands	9,531,394	10,868,319	—	20,399,713
Portugal	—	847,374	—	847,374
Russia	—	—	0	0
Singapore	—	2,489,553	—	2,489,553
South Korea	—	37,901,574	—	37,901,574
Spain	—	14,693,844	—	14,693,844
Switzerland	—	60,854,763	—	60,854,763
United Kingdom	—	145,858,101	—	145,858,101
United States	24,030,406	13,383,611	—	37,414,017
Total Common Stocks	106,789,674	664,668,770	0	771,458,444
Total Equity Linked Securities*	—	14,676,587	—	14,676,587
Total Short-Term Investments*	—	24,263,588	—	24,263,588
Securities Lending Reinvestments
Time Deposit	—	433,115	—	433,115
Repurchase Agreements	—	1,766,081	—	1,766,081
BHFTI-84

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,000,000	$—	$—	$15,000,000
Total Securities Lending Reinvestments	15,000,000	2,199,196	—	17,199,196
Total Investments	$121,789,674	$705,808,141	$0	$827,597,815
Collateral for Securities Loaned (Liability)	$—	$(17,199,196)	$—	$(17,199,196)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-85

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,454,161	$16,577,431
Baillie Gifford International Stock Portfolio (Class A) (b)	7,027,064	74,557,152
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,421,305	56,980,098
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,315,895	43,405,071
Brighthouse/Artisan International Portfolio (Class A) (a)	5,849,288	72,238,704
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	41,226	8,354,353
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,112,136	85,015,185
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,840,813	83,661,952
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,643,533	68,306,374
CBRE Global Real Estate Portfolio (Class A) (a)	4,775,986	49,097,139
Frontier Mid Cap Growth Portfolio (Class A) (b)	564,152	14,769,510
Harris Oakmark International Portfolio (Class A) (a)	6,960,939	91,954,005
Invesco Comstock Portfolio (Class A) (a)	7,507,610	101,202,587
Invesco Global Equity Portfolio (Class A) (a)	1,642,203	39,527,815
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	2,724,104	22,964,199
Jennison Growth Portfolio (Class A) (b)	6,072,565	90,784,847
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,498,245	28,055,294
Loomis Sayles Growth Portfolio (Class A) (a)	5,503,610	96,148,067
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	3,486,095	37,614,966
MFS Research International Portfolio (Class A) (a)	4,678,689	58,764,327
MFS Value Portfolio (Class A) (b)	7,430,246	106,995,544
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	986,143	$7,238,291
Neuberger Berman Genesis Portfolio (Class A) (b)	823,258	13,731,941
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	4,217,013	46,302,799
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (a)	4,918,583	46,283,868
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	3,665,208	84,556,343
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,454,684	98,009,370
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,343,276	11,780,529
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,168,416	23,017,796
VanEck Global Natural Resources Portfolio (Class A) (b)	2,892,313	33,840,063
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	638,919	12,331,141
Total Mutual Funds (Cost $1,553,540,997)		1,624,066,761
Total Investments—100.0% (Cost $1,553,540,997)		1,624,066,761
Other assets and liabilities (net)—0.0%		(615,976)
Net Assets—100.0%		$1,623,450,785

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Allspring Mid Cap Value Portfolio (Class A)	$16,944,427	$4,977	$(37,700)	$(2,963)	$(331,310)	$16,577,431
Baillie Gifford International Stock Portfolio (Class A)	74,270,858	—	(2,884,221)	404,840	2,765,675	74,557,152
BlackRock Capital Appreciation Portfolio (Class A)	66,087,479	60,010	(2,085,541)	292,341	(7,374,191)	56,980,098
Brighthouse Small Cap Value Portfolio (Class A)	46,401,256	27,180	(143,440)	4,586	(2,884,511)	43,405,071
Brighthouse/Artisan International Portfolio (Class A)	71,987,145	—	(6,663,174)	1,281,034	5,633,699	72,238,704
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,489,999	—	(44,002)	(1,228)	(90,416)	8,354,353
Brighthouse/Dimensional International Small Company Portfolio (Class A)	82,903,847	—	(2,604,036)	(1,400,283)	6,115,657	85,015,185
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	84,244,079	64,707	(659,104)	42,419	(30,149)	83,661,952
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	74,016,963	478	(1,550,178)	297,960	(4,458,849)	68,306,374
CBRE Global Real Estate Portfolio (Class A)	48,268,431	504,853	(5,463)	(426)	329,744	49,097,139
Frontier Mid Cap Growth Portfolio (Class A)	17,096,123	30,863	(508,287)	13,979	(1,863,168)	14,769,510
Harris Oakmark International Portfolio (Class A)	88,897,770	34,249	(4,419,250)	(407,897)	7,849,133	91,954,005
Invesco Comstock Portfolio (Class A)	102,864,927	—	(4,615,687)	(373,843)	3,327,190	101,202,587
Invesco Global Equity Portfolio (Class A)	43,284,970	684	(1,506,062)	405,824	(2,657,601)	39,527,815
Invesco Small Cap Growth Portfolio (Class A)	26,387,232	61,263	(425,836)	(239,004)	(2,819,456)	22,964,199
Jennison Growth Portfolio (Class A)	105,497,998	75,991	(4,720,847)	727,940	(10,796,235)	90,784,847
JPMorgan Small Cap Value Portfolio (Class A)	30,255,582	19,382	(22,421)	(6,809)	(2,190,440)	28,055,294
Loomis Sayles Growth Portfolio (Class A)	110,642,377	60,241	(4,868,757)	1,147,485	(10,833,279)	96,148,067
Loomis Sayles Small Cap Growth Portfolio (Class A)	42,828,879	59,443	(769,461)	(162,580)	(4,341,315)	37,614,966
MFS Research International Portfolio (Class A)	57,118,617	62,135	(1,359,090)	199,165	2,743,500	58,764,327
MFS Value Portfolio (Class A)	105,899,998	—	(3,102,263)	(694,476)	4,892,285	106,995,544
Morgan Stanley Discovery Portfolio (Class A)	8,793,368	21,933	(1,045,871)	501,462	(1,032,601)	7,238,291
BHFTI-86

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Neuberger Berman Genesis Portfolio (Class A)	$14,926,509	$63,312	$(7,431)	$(768)	$(1,249,681)	$13,731,941
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	45,203,251	35,843	(881,674)	90,793	1,854,586	46,302,799
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	45,147,972	41,497	(817,918)	(18,321)	1,930,638	46,283,868
T. Rowe Price Large Cap Growth Portfolio (Class A)	96,521,795	44,945	(3,089,998)	655,599	(9,575,998)	84,556,343
T. Rowe Price Large Cap Value Portfolio (Class A)	96,950,034	—	(2,482,658)	(558,588)	4,100,582	98,009,370
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,888,557	9,163	(221,776)	(29,328)	(866,087)	11,780,529
T. Rowe Price Small Cap Growth Portfolio (Class A)	25,064,414	29,118	(58,204)	8,478	(2,026,010)	23,017,796
VanEck Global Natural Resources Portfolio (Class A)	31,575,405	135,804	(287,532)	59,541	2,356,845	33,840,063
Victory Sycamore Mid Cap Value Portfolio (Class A)	12,691,089	—	(80,127)	(1,651)	(278,170)	12,331,141
	$1,694,151,351	$1,448,071	$(51,968,009)	$2,235,281	$(21,799,933)	$1,624,066,761

Security Description	Number of shares held at March 31, 2025
Allspring Mid Cap Value Portfolio (Class A)	1,454,161
Baillie Gifford International Stock Portfolio (Class A)	7,027,064
BlackRock Capital Appreciation Portfolio (Class A)	1,421,305
Brighthouse Small Cap Value Portfolio (Class A)	3,315,895
Brighthouse/Artisan International Portfolio (Class A)	5,849,288
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	41,226
Brighthouse/Dimensional International Small Company Portfolio (Class A)	8,112,136
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	2,840,813
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	4,643,533
CBRE Global Real Estate Portfolio (Class A)	4,775,986
Frontier Mid Cap Growth Portfolio (Class A)	564,152
Harris Oakmark International Portfolio (Class A)	6,960,939
Invesco Comstock Portfolio (Class A)	7,507,610
Invesco Global Equity Portfolio (Class A)	1,642,203
Invesco Small Cap Growth Portfolio (Class A)	2,724,104
Jennison Growth Portfolio (Class A)	6,072,565
JPMorgan Small Cap Value Portfolio (Class A)	2,498,245
Loomis Sayles Growth Portfolio (Class A)	5,503,610
Loomis Sayles Small Cap Growth Portfolio (Class A)	3,486,095
MFS Research International Portfolio (Class A)	4,678,689
MFS Value Portfolio (Class A)	7,430,246
Morgan Stanley Discovery Portfolio (Class A)	986,143
Neuberger Berman Genesis Portfolio (Class A)	823,258
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	4,217,013
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	4,918,583
T. Rowe Price Large Cap Growth Portfolio (Class A)	3,665,208
T. Rowe Price Large Cap Value Portfolio (Class A)	3,454,684
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,343,276
T. Rowe Price Small Cap Growth Portfolio (Class A)	1,168,416
VanEck Global Natural Resources Portfolio (Class A)	2,892,313
Victory Sycamore Mid Cap Value Portfolio (Class A)	638,919
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,624,066,761	$—	$—	$1,624,066,761
Total Investments	$1,624,066,761	$—	$—	$1,624,066,761
BHFTI-87

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—70.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 70.2%
AB International Bond Portfolio (Class A) (a)	7,475,403	$61,672,076
Allspring Mid Cap Value Portfolio (Class A) (a)	6,312,053	71,957,404
Baillie Gifford International Stock Portfolio (Class A) (b)	12,676,569	134,498,399
BlackRock Bond Income Portfolio (Class A) (b)	3,914,479	361,463,005
BlackRock Capital Appreciation Portfolio (Class A) (b)	239,396	9,597,382
BlackRock High Yield Portfolio (Class A) (a)	6,506,472	49,123,868
Brighthouse Small Cap Value Portfolio (Class A) (a)	4,254,382	55,689,856
Brighthouse/Artisan International Portfolio (Class A) (a)	7,939,481	98,052,590
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	354,929	71,926,398
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	6,493,503	68,051,912
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,536,390	73,781,259
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	13,782,826	123,769,777
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	8,720,311	64,007,083
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	645,370	19,006,141
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	1,389,020	20,432,488
CBRE Global Real Estate Portfolio (Class A) (a)	4,284,911	44,048,882
Frontier Mid Cap Growth Portfolio (Class A) (b)	2,083,737	54,552,229
Harris Oakmark International Portfolio (Class A) (a)	13,997,244	184,903,595
Invesco Comstock Portfolio (Class A) (a)	393,665	5,306,598
Invesco Global Equity Portfolio (Class A) (a)	1,893,832	45,584,534
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	4,382,739	36,946,487
Jennison Growth Portfolio (Class A) (b)	918,824	13,736,419
JPMorgan Core Bond Portfolio (Class A) (a)	22,985,333	211,924,768
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,508,074	39,395,674
Loomis Sayles Growth Portfolio (Class A) (a)	623,678	10,895,653
MFS Research International Portfolio (Class A) (a)	10,036,556	126,059,140
MFS Value Portfolio (Class A) (b)	1,097,442	15,803,170
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,711,524	19,902,584
Neuberger Berman Genesis Portfolio (Class A) (b)	1,857,936	30,990,369
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	9,823,328	100,001,483
PIMCO Total Return Portfolio (Class A) (a)	26,705,151	273,193,698
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,971,548	43,607,602
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (a)	5,149,912	48,460,668
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	432,785	12,278,120
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	3,846,713	33,735,669
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,737,065	53,920,184
TCW Core Fixed Income Portfolio (Class A) (a)	32,934,671	292,459,878
VanEck Global Natural Resources Portfolio (Class A) (b)	5,916,405	69,221,934
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	14,952,333	162,681,385
Western Asset Management U.S. Government Portfolio (Class A) (b)	16,189,019	173,708,178
Total Mutual Funds (Cost $3,472,699,268)		3,386,348,539

U.S. Treasury & Government Agencies—34.0%
Agency Sponsored Mortgage-Backed — 4.1%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	4,285	4,030
4.000%, 03/01/50	78,697	74,135
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 05/01/50	25,406	$23,829
5.000%, 08/01/53	27,076,256	26,593,924
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	1,702,738	1,682,093
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,503,784
3.000%, 12/01/51	26,659,788	23,183,133
3.180%, 07/01/35	2,366,459	2,122,428
4.000%, 08/01/47	19,276	18,201
4.000%, 06/01/48	82,058	77,301
4.000%, 11/01/48	4,711	4,439
4.000%, 03/01/49	838,647	790,041
4.000%, 08/01/49	112,274	105,763
4.000%, 03/01/50	17,751,794	16,565,039
4.000%, 07/01/50	3,586,787	3,378,893
Government National Mortgage Association, TBA
4.000%, TBA (d)	110,000,000	102,960,378
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (d)	16,000,000	14,884,271
		194,971,682
Federal Agencies — 0.5%
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/30	19,500,000	15,819,710
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,666,913
4.250%, 09/15/65	10,000,000	8,185,314
		25,671,937
U.S. Treasury — 29.4%
U.S. Treasury Bonds
1.375%, 08/15/50 (e)	287,600,000	146,552,421
1.625%, 11/15/50	144,200,000	78,493,243
1.875%, 02/15/51	173,000,000	100,312,969
2.750%, 11/15/42	57,400,000	44,646,437
2.875%, 05/15/43	126,000,000	99,229,922
2.875%, 11/15/46	44,100,000	33,323,062
2.875%, 05/15/52	56,900,000	41,312,512
3.125%, 02/15/43	89,700,000	73,620,574
3.375%, 05/15/44	99,895,000	84,032,767
3.625%, 02/15/53	31,600,000	26,614,359
4.500%, 11/15/54 (e)	4,600,000	4,532,438
U.S. Treasury Notes
0.375%, 09/30/27 (f)	125,000,000	114,638,672
0.750%, 05/31/26 (e) (f)	167,400,000	161,200,969
3.500%, 01/31/28 (g)	75,000,000	74,214,844
3.500%, 04/30/30 (h)	17,200,000	16,830,469
3.750%, 05/31/30 (f)	138,000,000	136,539,140
3.875%, 08/15/34 (e)	90,000,000	87,721,875
4.125%, 10/31/27 (g)	34,900,000	35,097,676
BHFTI-88

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.125%, 03/31/31	58,700,000	$58,991,207
		1,417,905,556
Total U.S. Treasury & Government Agencies (Cost $2,002,044,398)		1,638,549,175

Corporate Bonds & Notes—2.7%
Banks — 2.5%
Bank of America Corp.
5.468%, SOFR + 1.650%, 01/23/35 (i)	15,000,000	15,218,417
Citigroup, Inc.
5.449%, SOFR + 1.447%, 06/11/35 (i)	10,000,000	10,056,421
Goldman Sachs Group, Inc.
5.016%, SOFR + 1.420%, 10/23/35 (i)	5,000,000	4,861,767
6.561%, SOFR + 1.950%, 10/24/34 (f) (i)	17,700,000	19,318,150
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,801,573
6.254%, SOFR + 2.390%, 03/09/34 (i)	19,000,000	20,086,328
JPMorgan Chase & Co.
4.946%, SOFR + 1.340%, 10/22/35 (i)	5,000,000	4,893,068
5.350%, SOFR + 1.845%, 06/01/34 (i)	10,600,000	10,772,284
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (i)	5,100,000	4,463,983
Morgan Stanley
5.320%, SOFR + 1.555%, 07/19/35 (i)	15,000,000	15,001,555
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (i)	3,000,000	2,187,743
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (i)	8,800,000	8,860,758
		118,522,047
Commercial Services — 0.0%
Automatic Data Processing, Inc.
4.450%, 09/09/34	2,000,000	1,936,508
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	856,287
Electric — 0.1%
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	488,424
Pacific Gas & Electric Co.
6.150%, 03/01/55	2,300,000	2,251,178
		2,739,602
Food — 0.0%
Mars, Inc.
5.700%, 05/01/55 (144A)	500,000	499,577
Telecommunications — 0.1%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,394,466
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
3.800%, 12/01/57	1,556,000	$1,092,342
		2,486,808
Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	1,874,000	1,667,806
Total Corporate Bonds & Notes (Cost $131,165,262)		128,708,635

Mortgage-Backed Securities—0.8%
Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (i)	18,149,910	15,421,034
Commercial Mortgage-Backed Securities — 0.5%
Bank
4.493%, 06/15/55 (i)	15,000,000	14,421,978
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	9,963,647
		24,385,625
Total Mortgage-Backed Securities (Cost $42,709,669)		39,806,659

Municipals—0.0%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	450,019
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,567,440
Total Municipals (Cost $2,477,223)		2,017,459

Short-Term Investments—0.2%
Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $6,849,436; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $6,985,893	6,848,818	6,848,818
Total Short-Term Investments (Cost $6,848,818)		6,848,818
Total Investments—107.9% (Cost $5,657,944,638)		5,202,279,285
Other assets and liabilities (net)—(7.9)%		(379,806,577)
Net Assets—100.0%		$4,822,472,708

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of
BHFTI-89

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	All or a portion of this security has been transferred in a secured borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2025, the market value of securities pledged was $150,175,849.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $57,113,756.
(h)	All or a portion of the security was pledged as collateral against TBA securities. As of
March 31, 2025, the market value of securities pledged was $274,941.
(i)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$18,964,641, which is 0.4% of net assets.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank PLC	4.250%	12/20/24	12/20/26	USD	(7,273,438)	$(7,273,438)
Deutsche Bank Securities, Inc.	4.450%	04/01/25	04/07/25	USD	(27,234,000)	(27,234,000)
JPMorgan Securities LLC	4.440%	03/18/25	04/01/25	USD	(26,367,500)	(26,367,500)
JPMorgan Securities LLC	4.440%	03/20/25	04/03/25	USD	(22,081,625)	(22,081,625)
JPMorgan Securities LLC	4.440%	03/12/25	04/09/25	USD	(7,228,125)	(7,228,125)
JPMorgan Securities LLC	4.450%	03/19/25	04/02/25	USD	(42,253,750)	(42,253,750)
JPMorgan Securities LLC	4.490%	03/31/25	04/03/25	USD	(18,067,500)	(18,067,500)
Total						$(150,505,938)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
AB International Bond Portfolio (Class A)	$63,601,851	$—	$(2,774,157)	$(606,763)	$1,451,145	$61,672,076
Allspring Mid Cap Value Portfolio (Class A)	74,588,505	—	(1,204,271)	208,533	(1,635,363)	71,957,404
Baillie Gifford International Stock Portfolio (Class A)	138,722,927	—	(10,206,154)	(991,767)	6,973,393	134,498,399
BlackRock Bond Income Portfolio (Class A)	370,757,916	—	(19,337,972)	(3,678,912)	13,721,973	361,463,005
BlackRock Capital Appreciation Portfolio (Class A)	10,981,271	17,121	(211,205)	69,839	(1,259,644)	9,597,382
BlackRock High Yield Portfolio (Class A)	50,984,808	—	(2,202,629)	130,051	211,638	49,123,868
Brighthouse Small Cap Value Portfolio (Class A)	60,031,517	44,526	(710,568)	156,429	(3,832,048)	55,689,856
Brighthouse/Artisan International Portfolio (Class A)	102,040,047	—	(13,523,019)	3,617,113	5,918,449	98,052,590
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	74,860,899	—	(2,195,392)	477,575	(1,216,684)	71,926,398
Brighthouse/Dimensional International Small Company Portfolio (Class A)	69,893,121	—	(5,778,794)	476,193	3,461,392	68,051,912
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	76,355,745	—	(2,656,280)	(30,161)	111,955	73,781,259
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	127,374,251	—	(5,568,672)	(678,656)	2,642,854	123,769,777
Brighthouse/Templeton International Bond Portfolio (Class A)	61,883,465	—	(1,165,077)	(360,307)	3,649,002	64,007,083
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	19,589,107	—	(596,422)	28,499	(15,043)	19,006,141
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	22,341,724	14,063	(691,634)	(49,494)	(1,182,171)	20,432,488
CBRE Global Real Estate Portfolio (Class A)	43,911,642	—	(168,076)	(25,224)	330,540	44,048,882
Frontier Mid Cap Growth Portfolio (Class A)	64,057,941	138,959	(2,882,650)	(886,920)	(5,875,101)	54,552,229
Harris Oakmark International Portfolio (Class A)	188,402,168	—	(19,272,442)	5,998,834	9,775,035	184,903,595
Invesco Comstock Portfolio (Class A)	5,498,606	—	(352,544)	83,391	77,145	5,306,598
Invesco Global Equity Portfolio (Class A)	50,435,835	40,681	(2,336,967)	524,622	(3,079,637)	45,584,534
BHFTI-90

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Invesco Small Cap Growth Portfolio (Class A)	$43,109,896	$86,057	$(1,366,093)	$(803,609)	$(4,079,764)	$36,946,487
Jennison Growth Portfolio (Class A)	15,796,586	25,877	(569,136)	88,152	(1,605,060)	13,736,419
JPMorgan Core Bond Portfolio (Class A)	217,292,997	—	(11,499,129)	(1,667,252)	7,798,152	211,924,768
JPMorgan Small Cap Value Portfolio (Class A)	42,835,818	36,961	(405,368)	(152,717)	(2,919,020)	39,395,674
Loomis Sayles Growth Portfolio (Class A)	12,315,507	15,701	(340,373)	140,601	(1,235,783)	10,895,653
MFS Research International Portfolio (Class A)	127,420,935	—	(7,945,849)	1,808,587	4,775,467	126,059,140
MFS Value Portfolio (Class A)	15,917,260	—	(744,902)	61,419	569,393	15,803,170
Morgan Stanley Discovery Portfolio (Class A)	23,541,348	65,240	(2,238,837)	1,100,536	(2,565,703)	19,902,584
Neuberger Berman Genesis Portfolio (Class A)	33,782,403	40,984	(12,107)	510	(2,821,421)	30,990,369
PIMCO Inflation Protected Bond Portfolio (Class A)	101,813,215	—	(6,252,216)	(78,427)	4,518,911	100,001,483
PIMCO Total Return Portfolio (Class A)	279,941,180	—	(16,373,367)	(2,718,312)	12,344,197	273,193,698
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	43,705,597	—	(2,002,380)	212,074	1,692,311	43,607,602
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	48,421,084	—	(2,038,347)	152,814	1,925,117	48,460,668
T. Rowe Price Large Cap Value Portfolio (Class A)	12,302,327	—	(477,626)	92,930	360,489	12,278,120
T. Rowe Price Mid Cap Growth Portfolio (Class A)	37,400,067	33,203	(1,155,204)	4,595	(2,546,992)	33,735,669
T. Rowe Price Small Cap Growth Portfolio (Class A)	59,700,335	75,960	(1,180,955)	70,741	(4,745,897)	53,920,184
TCW Core Fixed Income Portfolio (Class A)	299,775,586	—	(16,453,880)	(2,872,858)	12,011,030	292,459,878
VanEck Global Natural Resources Portfolio (Class A)	67,527,138	—	(3,441,914)	1,565,172	3,571,538	69,221,934
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	167,761,339	—	(8,623,164)	(2,114,017)	5,657,227	162,681,385
Western Asset Management U.S. Government Portfolio (Class A)	178,326,466	—	(9,086,445)	(1,367,589)	5,835,746	173,708,178
	$3,505,000,430	$635,333	$(186,042,217)	$(2,013,775)	$68,768,768	$3,386,348,539

Security Description	Number of shares held at March 31, 2025
AB International Bond Portfolio (Class A)	7,475,403
Allspring Mid Cap Value Portfolio (Class A)	6,312,053
Baillie Gifford International Stock Portfolio (Class A)	12,676,569
BlackRock Bond Income Portfolio (Class A)	3,914,479
BlackRock Capital Appreciation Portfolio (Class A)	239,396
BlackRock High Yield Portfolio (Class A)	6,506,472
Brighthouse Small Cap Value Portfolio (Class A)	4,254,382
Brighthouse/Artisan International Portfolio (Class A)	7,939,481
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	354,929
Brighthouse/Dimensional International Small Company Portfolio (Class A)	6,493,503
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	7,536,390
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	13,782,826
Brighthouse/Templeton International Bond Portfolio (Class A)	8,720,311
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	645,370
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	1,389,020
CBRE Global Real Estate Portfolio (Class A)	4,284,911
Frontier Mid Cap Growth Portfolio (Class A)	2,083,737
Harris Oakmark International Portfolio (Class A)	13,997,244
Invesco Comstock Portfolio (Class A)	393,665
Invesco Global Equity Portfolio (Class A)	1,893,832
Invesco Small Cap Growth Portfolio (Class A)	4,382,739
Jennison Growth Portfolio (Class A)	918,824
JPMorgan Core Bond Portfolio (Class A)	22,985,333
JPMorgan Small Cap Value Portfolio (Class A)	3,508,074
Loomis Sayles Growth Portfolio (Class A)	623,678
MFS Research International Portfolio (Class A)	10,036,556
MFS Value Portfolio (Class A)	1,097,442
Morgan Stanley Discovery Portfolio (Class A)	2,711,524
Neuberger Berman Genesis Portfolio (Class A)	1,857,936
PIMCO Inflation Protected Bond Portfolio (Class A)	9,823,328
PIMCO Total Return Portfolio (Class A)	26,705,151
BHFTI-91

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Number of shares held at March 31, 2025
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	3,971,548
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	5,149,912
T. Rowe Price Large Cap Value Portfolio (Class A)	432,785
T. Rowe Price Mid Cap Growth Portfolio (Class A)	3,846,713
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,737,065
TCW Core Fixed Income Portfolio (Class A)	32,934,671
VanEck Global Natural Resources Portfolio (Class A)	5,916,405
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	14,952,333
Western Asset Management U.S. Government Portfolio (Class A)	16,189,019
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/20/25	1,323	USD	373,962,488	$(10,241,286)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	(1,728)	USD	(197,208,000)	(1,753,779)
Net Unrealized Depreciation					$(11,995,065)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$3,386,348,539	$—	$—	$3,386,348,539
Total U.S. Treasury & Government Agencies*	—	1,638,549,175	—	1,638,549,175
Total Corporate Bonds & Notes*	—	128,708,635	—	128,708,635
Total Mortgage-Backed Securities*	—	39,806,659	—	39,806,659
Total Municipals*	—	2,017,459	—	2,017,459
Total Short-Term Investments*	—	6,848,818	—	6,848,818
Total Investments	$3,386,348,539	$1,815,930,746	$—	$5,202,279,285
Reverse Repurchase Agreements (Liability)	$—	$(150,505,938)	$—	$(150,505,938)
Secured Borrowings (Liability)	$—	$(148,833,432)	$—	$(148,833,432)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(11,995,065)	$—	$—	$(11,995,065)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-92

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Automobile Components — 0.3%
Holley, Inc. (a) (b)	928,719	$2,386,808
Banks — 11.0%
Associated Banc-Corp.	249,243	5,615,445
Atlantic Union Bankshares Corp. (a)	84,387	2,627,811
BOK Financial Corp.	30,083	3,133,144
Hancock Whitney Corp.	249,361	13,078,985
Old National Bancorp (a)	199,081	4,218,526
Renasant Corp. (a)	224,174	7,606,224
SouthState Corp.	136,795	12,697,312
UMB Financial Corp.	223,996	22,645,996
Webster Financial Corp.	155,239	8,002,570
		79,626,013
Beverages — 1.0%
Primo Brands Corp.	212,678	7,547,942
Building Products — 4.2%
CSW Industrials, Inc.	7,540	2,198,061
Griffon Corp. (a)	5,780	413,270
Janus International Group, Inc. (a) (b)	360,072	2,592,518
Quanex Building Products Corp. (a)	316,434	5,882,508
Simpson Manufacturing Co., Inc.	37,738	5,927,885
UFP Industries, Inc. (a)	123,522	13,221,795
		30,236,037
Capital Markets — 1.1%
GlassBridge Enterprises, Inc. (b)	572	14,300
Marex Group PLC	88,215	3,115,754
MidCap Financial Investment Corp.	131,542	1,691,630
New Mountain Finance Corp.	193,274	2,131,812
Westwood Holdings Group, Inc.	63,190	1,023,678
		7,977,174
Chemicals — 9.1%
Avient Corp. (a)	434,175	16,133,943
Ecovyst, Inc. (a) (b)	579,500	3,592,900
Innospec, Inc.	246,834	23,387,521
Mativ Holdings, Inc.	498,104	3,103,188
Minerals Technologies, Inc.	58,893	3,743,828
NewMarket Corp.	21,026	11,910,178
Quaker Chemical Corp. (a)	33,590	4,152,060
		66,023,618
Commercial Services & Supplies — 2.6%
ACCO Brands Corp.	780,730	3,271,259
Ennis, Inc. (a)	201,652	4,051,189
Matthews International Corp. - Class A (a)	115,694	2,573,034
Pursuit Attractions & Hospitality, Inc. (a) (b)	175,051	6,195,055
VSE Corp. (a)	22,846	2,741,291
		18,831,828
Construction & Engineering — 0.8%
API Group Corp. (b)	130,050	4,650,588
Security Description	Shares	Value
Construction & Engineering—(Continued)
WillScot Holdings Corp. (a)	47,746	$1,327,339
		5,977,927
Construction Materials — 3.1%
Eagle Materials, Inc. (a)	83,972	18,635,906
Titan America SA (a) (b)	256,978	3,474,342
		22,110,248
Containers & Packaging — 4.7%
Berry Global Group, Inc.	87,495	6,108,026
Myers Industries, Inc.	267,175	3,187,397
Silgan Holdings, Inc. (a)	315,440	16,125,293
TriMas Corp.	370,116	8,671,818
		34,092,534
Electrical Equipment — 0.8%
Atkore, Inc. (a)	96,650	5,798,033
Electronic Equipment, Instruments & Components — 3.0%
Belden, Inc.	120,461	12,076,215
Ingram Micro Holding Corp.	122,056	2,165,274
Insight Enterprises, Inc. (b)	9,660	1,448,903
Knowles Corp. (b)	142,266	2,162,443
Novanta, Inc. (b)	31,812	4,067,801
		21,920,636
Energy Equipment & Services — 1.3%
Forum Energy Technologies, Inc. (a) (b)	29,873	600,746
Liberty Energy, Inc.	248,631	3,935,829
Patterson-UTI Energy, Inc. (a)	609,359	5,008,931
		9,545,506
Financial Services — 2.1%
Compass Diversified Holdings	536,386	10,014,327
Euronet Worldwide, Inc. (b)	51,512	5,504,057
		15,518,384
Food Products — 5.5%
J&J Snack Foods Corp. (a)	173,124	22,803,893
Nomad Foods Ltd.	614,820	12,081,213
Tootsie Roll Industries, Inc. (a)	151,449	4,767,616
		39,652,722
Gas Utilities — 0.6%
MDU Resources Group, Inc. (a)	237,404	4,014,502
Ground Transportation — 1.0%
Werner Enterprises, Inc.	240,183	7,037,362
Health Care Equipment & Supplies — 1.6%
CONMED Corp. (a)	32,733	1,976,746
Haemonetics Corp. (a) (b)	96,321	6,121,200
Varex Imaging Corp. (b)	318,062	3,689,519
		11,787,465
BHFTI-93

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services — 0.3%
Ardent Health Partners, Inc. (b)	97,461	$1,340,089
Premier, Inc. - Class A (a)	57,427	1,107,192
		2,447,281
Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp. (a)	30,000	1,974,900
Denny's Corp. (a) (b)	696,740	2,557,036
Genius Sports Ltd. (a) (b)	216,856	2,170,729
Jack in the Box, Inc. (a)	89,929	2,445,169
		9,147,834
Household Durables — 0.3%
La-Z-Boy, Inc. (a)	54,240	2,120,242
Household Products — 2.9%
Central Garden & Pet Co. (Voting Shares) (a) (b)	75,395	2,763,981
Central Garden & Pet Co. (Non-Voting Shares) - Class A (b)	245,429	8,032,891
Spectrum Brands Holdings, Inc. (a)	147,587	10,559,850
		21,356,722
Insurance — 5.2%
Abacus Global Management, Inc. (b)	167,571	1,255,107
CNO Financial Group, Inc.	88,013	3,665,742
Hanover Insurance Group, Inc.	69,655	12,116,487
Stewart Information Services Corp. (a)	205,264	14,645,586
White Mountains Insurance Group Ltd. (a)	3,107	5,983,492
		37,666,414
Interactive Media & Services — 0.3%
IAC, Inc. (a) (b)	6,839	314,184
Ziff Davis, Inc. (b)	54,788	2,058,933
		2,373,117
IT Services — 1.0%
Kyndryl Holdings, Inc. (b)	230,823	7,247,842
Life Sciences Tools & Services — 0.4%
Azenta, Inc. (a) (b)	86,712	3,003,704
Machinery — 11.8%
Alamo Group, Inc.	75,434	13,443,093
Atmus Filtration Technologies, Inc.	111,204	4,084,523
Douglas Dynamics, Inc.	299,762	6,963,471
Franklin Electric Co., Inc.	249,553	23,428,036
Gates Industrial Corp. PLC (a) (b)	276,062	5,082,301
Hillman Solutions Corp. (b)	857,200	7,534,788
Mayville Engineering Co., Inc. (b)	237,932	3,195,427
Mueller Industries, Inc. (a)	267,027	20,331,436
Timken Co. (a)	16,355	1,175,434
		85,238,509
Media — 0.3%
DallasNews Corp.	31,298	142,719
Thryv Holdings, Inc. (a) (b)	136,443	1,747,835
		1,890,554
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts — 2.7%
AGNC Investment Corp. (a)	887,742	$8,504,568
New York Mortgage Trust, Inc. (a)	458,465	2,975,438
Two Harbors Investment Corp. (a)	626,720	8,372,979
		19,852,985
Oil, Gas & Consumable Fuels — 3.7%
Berry Corp.	301,780	968,714
Chord Energy Corp.	90,106	10,156,748
Core Natural Resources, Inc. (a)	18,907	1,457,730
Magnolia Oil & Gas Corp. - Class A (a)	352,042	8,892,581
Northern Oil & Gas, Inc. (a)	173,891	5,256,725
		26,732,498
Personal Care Products — 0.3%
Edgewell Personal Care Co. (a)	71,263	2,224,118
Pharmaceuticals — 2.4%
Perrigo Co. PLC	140,679	3,944,639
Prestige Consumer Healthcare, Inc. (a) (b)	156,466	13,451,382
		17,396,021
Professional Services — 3.2%
Alight, Inc. - Class A (a)	330,253	1,958,400
CBIZ, Inc. (b)	62,533	4,743,753
Korn Ferry	171,114	11,606,663
Maximus, Inc.	70,098	4,779,983
		23,088,799
Residential REITs — 0.6%
Elme Communities	254,403	4,426,612
Retail REITs — 0.9%
Agree Realty Corp. (a)	83,917	6,477,553
Semiconductors & Semiconductor Equipment — 0.2%
Diodes, Inc. (a) (b)	33,943	1,465,319
Software — 0.8%
E2open Parent Holdings, Inc. (b)	431,667	863,334
Progress Software Corp. (a)	76,869	3,959,522
Synchronoss Technologies, Inc. (a) (b)	61,797	672,970
		5,495,826
Specialty Retail — 0.4%
Five Below, Inc. (a) (b)	24,235	1,815,807
Foot Locker, Inc. (a) (b)	69,504	980,007
		2,795,814
Technology Hardware, Storage & Peripherals — 0.6%
Diebold Nixdorf, Inc. (a) (b)	92,628	4,049,696
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. (a) (b)	23,565	2,502,603
Levi Strauss & Co. - Class A	199,550	3,110,985
BHFTI-94

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods—(Continued)
Steven Madden Ltd. (a)	161,355	$4,298,497
		9,912,085
Trading Companies & Distributors — 1.1%
Air Lease Corp. (a)	126,531	6,112,712
Custom Truck One Source, Inc. (a) (b)	404,181	1,705,644
		7,818,356
Total Common Stocks (Cost $665,051,154)		694,312,640

Mutual Funds—0.4%
Investment Company Securities — 0.4%
iShares Russell 2000 ETF (a) (Cost $3,241,879)	15,953	3,182,464

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (b) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (b) (Cost $0)	35,242	0

Short-Term Investments—3.7%
Repurchase Agreement—3.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $27,157,475; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $27,698,272	27,155,024	27,155,024
Total Short-Term Investments (Cost $27,155,024)		27,155,024

Securities Lending Reinvestments (e)—9.9%
Certificates of Deposit—0.3%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
		1,994,888
Repurchase Agreements—7.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $5,000,619; collateralized by various Common Stock with an aggregate market value of $5,566,264	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $5,000,622; collateralized by various Common Stock with an aggregate market value of $5,566,264	5,000,000	$5,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $7,000,848; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $7,140,865	7,000,000	7,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $7,000,873; collateralized by various Common Stock with an aggregate market value of $7,805,823	7,000,000	7,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $12,410,753; collateralized by various Common Stock with an aggregate market value of $13,827,279	12,400,000	12,400,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $3,013,417; collateralized by various Common Stock with an aggregate market value of $3,333,759	3,000,000	3,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $5,000,622; collateralized by various Common Stock with an aggregate market value of $5,575,605	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $4,500,554; collateralized by various Common Stock with an aggregate market value of $4,950,610	4,500,000	4,500,000
		51,000,000
Time Deposits—0.6%
Banco Santander SA
4.320%, 04/01/25	2,556,526	2,556,526
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (f)	2,000,000	2,000,000
		4,556,526

Mutual Funds—1.9%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (g)	2,000,000	2,000,000
BHFTI-95

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (g)	2,000,000	$2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (g)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (g)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (g)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (g)	2,000,000	2,000,000
		14,000,000
Total Securities Lending Reinvestments (Cost $71,551,351)		71,551,414
Total Investments—109.9% (Cost $766,999,408)		796,201,542
Other assets and liabilities (net)—(9.9)%		(71,821,496)
Net Assets—100.0%		$724,380,046

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $150,784,566 and the collateral received consisted of cash in the amount of $71,533,681 and non-cash collateral with a value of $82,375,093. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$694,312,640	$—	$—	$694,312,640
Total Mutual Funds*	3,182,464	—	—	3,182,464
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	27,155,024	—	27,155,024
Securities Lending Reinvestments
Certificates of Deposit	—	1,994,888	—	1,994,888
Repurchase Agreements	—	51,000,000	—	51,000,000
Time Deposits	—	4,556,526	—	4,556,526
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	57,551,414	—	71,551,414
Total Investments	$711,495,104	$84,706,438	$0	$796,201,542
Collateral for Securities Loaned (Liability)	$—	$(71,533,681)	$—	$(71,533,681)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-96

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—93.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.389%, 3M TSFR + 5.000%, 04/11/29	1,866,750	$1,611,472
Planet U.S. Buyer LLC
2024 Term Loan B, 7.319%, 3M TSFR + 3.000%, 02/07/31	1,215,812	1,216,192
		2,827,664
Aerospace/Defense — 1.2%
Air Comm Corp. LLC
2024 Delayed Draw Term Loan, 12/11/31 (b)	113,462	112,894
2024 Term Loan, 7.322%, 1M TSFR + 3.000%, 11/21/31	1,361,538	1,354,731
Novaria Holdings LLC
2024 Term Loan B, 7.825%, 1M TSFR + 3.500%, 06/06/31	199,001	198,877
TransDigm, Inc.
2023 Term Loan J, 6.799%, 3M TSFR + 2.500%, 02/28/31	3,042,045	3,029,773
2024 Term Loan K, 7.049%, 3M TSFR + 2.750%, 03/22/30	1,593,201	1,584,239
		6,280,514
Agriculture — 0.3%
A-AG U.S. GSI Bidco, Inc.
Term Loan B, 9.299%, 3M TSFR + 5.000%, 10/31/31	500,000	500,000
Alltech, Inc.
2025 Term Loan, 8.689%, 1M TSFR + 4.250%, 08/13/30	1,032,901	1,025,154
		1,525,154
Airlines — 0.4%
American Airlines, Inc.
2025 Term Loan, 6.543%, 1M TSFR + 2.250%, 04/20/28	650,000	642,416
Vista Management Holding, Inc.
2025 Term Loan B, 03/26/31 (c)	550,000	546,906
WestJet Loyalty LP
Term Loan B, 7.549%, 3M TSFR + 3.250%, 02/14/31	990,000	956,588
		2,145,910
Apparel — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.575%, 1M TSFR + 2.250%, 12/21/28	246,677	244,457
2025 Delayed Draw Term Loan, 6.575%, 1M TSFR + 2.250%, 02/13/32	575,000	569,071
Hanesbrands, Inc.
2025 Term Loan B, 7.075%, 1M TSFR + 2.750%, 03/07/32	1,346,928	1,348,611
		2,162,139
Auto Parts & Equipment — 1.4%
Adient U.S. LLC
2024 Term Loan B2, 6.575%, 1M TSFR + 2.250%, 01/31/31	664,785	657,472
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 8.442%, 1M TSFR + 4.000%, 04/06/28	1,178,697	1,159,298
Clarios Global LP
2024 USD Term Loan B, 6.825%, 1M TSFR + 2.500%, 05/06/30	2,313,390	2,284,472
DexKo Global, Inc.
2021 USD Term Loan B, 8.189%, 3M TSFR + 3.750%, 10/04/28	873,000	813,527
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
Garrett LX I SARL
2025 Term Loan B, 6.537%, 3M TSFR + 2.250%, 01/17/32	1,642,832	$1,655,154
Lippert Colipper
Term Loan B, 6.820%, 3M TSFR + 2.500%, 03/19/32	325,000	322,969
RealTruck Group, Inc.
2023 Incremental Term Loan, 9.439%, 1M TSFR + 5.000%, 01/31/28	693,000	680,006
		7,572,898
Banks — 0.1%
Walker & Dunlop, Inc.
2025 Term Loan B, 6.319%, 1M TSFR + 2.000%, 03/14/32	675,000	675,000
Beverages — 1.1%
Arterra Wines Canada, Inc.
2020 Term Loan, 8.061%, 3M TSFR + 3.500%, 11/24/27	885,687	859,560
Celsius Holdings, Inc.
Term Loan, 03/21/32 (c)	675,000	677,109
City Brewing Co. LLC
2024 First Lien Second Out PIK TL, 9.564%, 3M TSFR + 5.000%, 04/05/28	865,627	34,625
2024 First Out New Money Term Loan, 10.814%, 3M TSFR + 6.250%, 04/05/28	180,680	79,048
2024 FLFO Roll Up Term Loan, 8.064%, 3M TSFR + 3.500%, 04/05/28	557,356	209,008
Triton Water Holdings, Inc.
2025 Term Loan B, 6.549%, 3M TSFR + 2.250%, 03/31/28	4,013,491	4,008,474
		5,867,824
Building Materials — 3.7%
ACProducts, Inc.
2021 Term Loan B, 8.811%, 3M TSFR + 4.250%, 05/17/28	1,625,921	1,084,286
Chamberlain Group, Inc.
Term Loan B, 7.675%, 1M TSFR + 3.250%, 11/03/28	2,308,619	2,292,748
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.819%, 1M TSFR + 4.500%, 05/15/31	1,940,250	1,601,919
CPG International, Inc.
2024 Term Loan B, 6.325%, 1M TSFR + 2.000%, 09/19/31	723,188	724,317
EMRLD Borrower LP
2024 Term Loan B, 6.799%, 3M TSFR + 2.500%, 08/04/31	1,044,750	1,036,806
Term Loan B, 6.933%, 6M TSFR + 2.500%, 05/31/30	741,917	734,498
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 8.061%, 3M TSFR + 3.500%, 12/22/28	1,390,408	1,392,580
Knife River Holdco
Term Loan, 6.292%, 3M TSFR + 2.000%, 02/20/32	225,000	225,281
LHS Borrower LLC
2022 Term Loan B, 9.175%, 1M TSFR + 4.750%, 02/16/29	624,621	532,489
MI Windows & Doors LLC
2024 Term Loan B2, 7.325%, 1M TSFR + 3.000%, 03/28/31	769,188	757,787
Oscar AcquisitionCo LLC
Term Loan B, 8.549%, 3M TSFR + 4.250%, 04/29/29	2,159,171	2,023,323
PHRG Intermediate LLC
2025 Term Loan B, 8.322%, 3M TSFR + 4.000%, 02/20/32	900,000	870,750
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.575%, 1M TSFR + 2.250%, 03/19/29	710,301	704,619
2025 Term Loan B, 6.575%, 1M TSFR + 2.250%, 02/10/32	1,600,000	1,585,142
BHFTI-97

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
Quikrete Holdings, Inc.
2025 Term Loan B1, 6.575%, 1M TSFR + 2.250%, 04/14/31	4,086,623	$4,051,376
		19,617,921
Chemicals — 4.9%
A-AP Buyer, Inc.
Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/09/31	473,813	474,405
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.049%, 3M TSFR + 1.750%, 12/20/29	1,315,827	1,316,341
Discovery Purchaser Corp.
Term Loan, 8.040%, 3M TSFR + 3.750%, 10/04/29	1,195,504	1,184,445
ECO Services Operations Corp.
2024 Term Loan B, 6.291%, 3M TSFR + 2.000%, 06/12/31	1,229,496	1,219,763
INEOS Enterprises Holdings U.S. Finco LLC
2023 USD 1st Lien Term Loan B, 8.163%, 3M TSFR + 3.750%, 07/08/30	1,555,312	1,551,424
INEOS U.S. Finance LLC
2023 USD Term Loan B, 7.575%, 1M TSFR + 3.250%, 02/18/30	4,735,556	4,580,173
2024 USD 1st Lien Term Loan B, 7.325%, 1M TSFR + 3.000%, 02/07/31	1,019,691	977,311
Lonza Group AG
USD Term Loan B, 8.324%, 3M TSFR + 3.925%, 07/03/28	1,760,277	1,622,756
Minerals Technologies, Inc.
2024 Term Loan B, 6.322%, 1M TSFR + 2.000%, 11/26/31	523,688	523,687
Momentive Performance Materials, Inc.
2023 Term Loan, 8.325%, 1M TSFR + 4.000%, 03/29/28	2,225,042	2,219,479
Natgasoline LLC
2025 Term Loan B, 03/24/30 (c)	500,000	488,125
Nouryon Finance BV
2024 USD Term Loan B1, 7.553%, 3M TSFR + 3.250%, 04/03/28	745,168	748,894
2024 USD Term Loan B2, 7.554%, 3M TSFR + 3.250%, 04/03/28	666,592	672,425
Paint Intermediate III LLC
2024 Term Loan B, 7.302%, 3M TSFR + 3.000%, 10/09/31	525,000	525,000
PMHC II, Inc.
2022 Term Loan B, 8.689%, 3M TSFR + 4.250%, 04/23/29	2,278,248	2,039,845
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.799% - 6.825%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 09/18/31 (d)	1,773,555	1,730,880
2024 Term Loan B1, 6.549%, 3M TSFR + 2.250%, 04/04/29	2,768,250	2,696,738
WR Grace & Co-Conn.
2021 Term Loan B, 7.549%, 3M TSFR + 3.250%, 09/22/28	1,209,375	1,203,328
		25,775,019
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 7.825%, 1M TSFR + 3.500%, 05/10/30	533,529	533,529
Commercial Services — 10.9%
AEA International Holdings Luxembourg SARL
2024 USD Term Loan B, 7.049%, 3M TSFR + 2.750%, 09/07/28	2,254,276	2,276,819
Albion Financing 3 SARL
2025 USD Term Loan B, 7.302%, 3M TSFR + 3.000%, 08/16/29	1,948,414	1,965,462
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
AlixPartners LLP
2021 USD Term Loan B, 6.939%, 1M TSFR + 2.500%, 02/04/28	564,704	$564,880
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.175%, 1M TSFR + 3.750%, 05/12/28	3,234,567	3,234,567
Amspec Parent LLC
2024 Delayed Draw Term Loan, 12/22/31 (b)	113,333	113,333
2024 Term Loan, 8.549%, 3M TSFR + 4.250%, 12/22/31	736,667	736,667
APFS Staffing Holdings, Inc.
2021 Term Loan, 8.575%, 1M TSFR + 4.250%, 12/29/28	286,143	281,672
Belfor Holdings, Inc.
2025 USD Term Loan B3, 7.325%, 1M TSFR + 3.000%, 11/01/30	569,705	575,402
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.075%, 1M TSFR + 2.750%, 01/31/31	1,490,387	1,472,689
CCRR Parent, Inc.
Term Loan B, 8.825%, 3M TSFR + 4.250%, 03/06/28	1,483,960	652,942
CHG Healthcare Services, Inc.
2024 Term Loan B1, 7.299% - 7.313%, 3M TSFR + 3.000%, 09/29/28 (d)	1,553,187	1,552,355
Citrin Cooperman Advisors LLC
2025 Delayed Draw Term Loan, 03/06/32 (c)	77,273	77,176
2025 Term Loan B, 03/06/32 (c)	1,197,727	1,196,230
CohnReznick LLP
Delayed Draw Term Loan, 03/26/32 (c)	126,880	126,880
Term Loan, 03/26/32 (c)	548,120	548,120
Corp. Service Co.
Term Loan B, 6.325%, 1M TSFR + 2.000%, 11/02/29	534,427	532,340
Creative Artists Agency LLC
2024 1st Lien Term Loan B, 7.075%, 1M TSFR + 2.750%, 10/01/31	1,197,000	1,195,825
Crisis Prevention Institute, Inc.
2024 Term Loan B, 8.299%, 3M TSFR + 4.000%, 04/09/31	324,187	324,998
EAB Global, Inc.
2021 Term Loan, 7.325%, 1M TSFR + 3.000%, 08/16/30	1,936,612	1,885,776
Employbridge Holding Co.
2025 First Out Delayed Draw Term Loan, 01/19/30 (b)	277,489	248,353
2025 First Out Term Loan, 9.799%, 3M TSFR + 4.500%, 01/19/30	662,680	593,098
2025 Second Out Term Loan, 9.311%, 1M TSFR + 4.750%, 01/19/30	1,482,003	640,966
Ensemble RCM LLC
2024 Term Loan B, 7.291%, 3M TSFR + 3.000%, 08/01/29	2,419,451	2,419,702
First Advantage Holdings LLC
2024 Term Loan B, 7.575%, 1M TSFR + 3.250%, 10/31/31	1,596,000	1,588,020
Foundational Education Group, Inc.
1st Lien Term Loan, 8.302%, 3M TSFR + 3.750%, 08/31/28	580,500	525,353
Garda World Security Corp.
2025 Term Loan B, 7.322%, 1M TSFR + 3.000%, 02/01/29	2,275,764	2,270,074
Grant Thornton Advisors LLC
2025 Term Loan B, 7.075%, 1M TSFR + 2.750%, 06/02/31	2,189,637	2,179,372
Hertz Corp.
2021 Term Loan B, 7.939%, 1M TSFR + 3.500%, 06/30/28	200,279	156,593
2021 Term Loan C, 7.939%, 1M TSFR + 3.500%, 06/30/28	39,640	30,993
2023 Incremental Term Loan B, 8.072%, 1M TSFR + 3.750%, 06/30/28	1,209,687	948,093
BHFTI-98

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
KUEHG Corp.
2024 Term Loan, 7.549%, 3M TSFR + 3.250%, 06/12/30	1,329,161	$1,327,707
Lernen Bidco Ltd.
2024 Term Loan B, 8.605%, 3M TSFR + 4.000%, 10/27/31	523,687	528,924
Monitronics International, Inc.
2023 Exit Term Loan, 12.087%, 1M TSFR + 7.500%, 06/30/28	915,889	911,309
NAB Holdings LLC
2025 Repriced Term Loan B, 6.799%, 3M TSFR + 2.500%, 11/24/28	3,427,833	3,406,410
Nuvei Technologies Corp.
2024 Term Loan B1, 7.325%, 1M TSFR + 3.000%, 11/15/31	525,000	523,195
PG Investment Co. 59 SARL
Term Loan B, 7.299%, 3M TSFR + 3.000%, 03/26/31	1,393,819	1,396,215
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.325%, 1M TSFR + 2.000%, 10/13/30	920,381	917,361
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (b)	105,000	103,704
Term Loan B, 7.575%, 1M TSFR + 3.250%, 11/19/31	1,470,000	1,454,228
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 9.791%, 3M TSFR + 5.500%, 03/29/30	1,302,666	1,214,736
Spin Holdco, Inc.
2021 Term Loan, 8.562%, 3M TSFR + 4.000%, 03/04/28	3,888,000	3,304,104
Spring Education Group, Inc.
Term Loan, 8.299%, 3M TSFR + 4.000%, 10/04/30	345,625	345,625
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 12/04/31 (c)	750,000	745,313
Teneo Holdings LLC
2024 Term Loan B, 9.075%, 1M TSFR + 4.750%, 03/13/31	1,263,245	1,267,193
TMF Group Holding BV
2025 USD Term Loan B, 7.037%, 3M TSFR + 2.750%, 05/03/28	395,020	396,008
Trans Union LLC
2024 Term Loan B9, 6.075%, 1M TSFR + 1.750%, 06/24/31	2,134,131	2,129,939
TruGreen LP
2020 Term Loan, 8.425%, 1M TSFR + 4.000%, 11/02/27	526,625	497,222
TTF Holdings LLC
2024 Term Loan, 8.002%, 6M TSFR + 3.750%, 07/18/31	1,446,375	1,442,759
Vaco Holdings LLC
2022 Term Loan, 9.449%, 3M TSFR + 5.000%, 01/21/29	732,255	678,801
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.825%, 1M TSFR + 2.500%, 01/30/31	2,173,617	2,144,636
WEX, Inc.
2024 Term Loan B2, 6.075%, 1M TSFR + 1.750%, 03/31/28	1,419,709	1,415,567
2025 Incremental Term Loan B, 6.075%, 1M TSFR + 1.750%, 03/05/32	775,000	769,381
		57,835,087
Computers — 2.7%
Clover Holdings 2 LLC
Term Loan B, 8.295%, 3M TSFR + 4.000%, 12/09/31	2,250,000	2,240,156
Foundever Worldwide Corp.
2021 USD Term Loan, 8.178%, 3M TSFR + 3.750%, 08/28/28	1,954,125	1,157,819
Imprivata, Inc.
2024 Term Loan, 7.791%, 3M TSFR + 3.500%, 12/01/27	1,548,394	1,551,056
Security Description	Principal Amount*	Value
Computers—(Continued)
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.323%, 1M TSFR + 3.000%, 03/01/29	1,491,670	$1,424,545
NCR Atleos LLC
2024 Term Loan B, 8.053%, 3M TSFR + 3.750%, 04/16/29	992,000	993,446
Redstone Holdco 2 LP
2024 CoOp Term Loan, 9.302%, 3M TSFR + 4.750%, 04/27/28	1,467,677	1,005,359
Synechron, Inc.
Term Loan B, 8.041%, 3M TSFR + 3.750%, 10/03/31	875,000	877,187
Tempo Acquisition LLC
2025 Repriced Term Loan B, 6.075%, 1M TSFR + 1.750%, 08/31/28	1,234,644	1,225,963
Twitter, Inc.
Term Loan, 10/26/29 (c)	450,000	447,610
Verifone Systems, Inc.
2018 1st Lien Term Loan, 8.583%, 3M TSFR + 4.000%, 08/20/25	1,500,400	1,343,983
Veritas U.S., Inc.
2024 Priority Term Loan, 16.799%, 3M TSFR + 12.500%, 12/09/29	487,296	489,124
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.552%, 3M TSFR + 4.000%, 04/24/28	1,820,364	1,760,065
		14,516,313
Cosmetics/Personal Care — 0.6%
Conair Holdings LLC
Term Loan B, 8.189%, 1M TSFR + 3.750%, 05/17/28	1,889,524	1,636,800
Journey Personal Care Corp.
2024 Term Loan B, 8.049%, 3M TSFR + 3.750%, 03/01/28	1,522,158	1,508,839
		3,145,639
Distribution/Wholesale — 2.5%
Core & Main LP
2024 Term Loan B, 6.270%, 6M TSFR + 2.000%, 07/27/28	2,919,113	2,919,114
2024 Term Loan E, 6.270%, 6M TSFR + 2.000%, 02/09/31	595,695	594,205
Gates Global LLC
2024 Term Loan B5, 6.075%, 1M TSFR + 1.750%, 06/04/31	3,283,500	3,254,769
Gloves Buyer, Inc.
2021 Term Loan, 8.439%, 1M TSFR + 4.000%, 12/29/27	2,745,000	2,745,000
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, 7.299%, 3M TSFR + 3.000%, 06/20/31	2,632,705	2,594,154
Windsor Holdings III LLC
2025 USD Term Loan B, 7.069%, 1M TSFR + 2.750%, 08/01/30	1,182,406	1,173,045
		13,280,287
Diversified Financial Services — 4.4%
Advisor Group, Inc.
2024 Term Loan B, 7.825%, 1M TSFR + 3.500%, 08/17/28	935,524	929,189
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.825%, 1M TSFR + 3.500%, 08/09/30	2,314,070	2,298,341
Armor Holding II LLC
2025 Fungible Add On Term Loan B, 12/11/28 (c)	200,000	199,813
BHFTI-99

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Astra Acquisition Corp.
2024 New Money Term Loan A, 11.049%, 3M TSFR + 6.750%, 02/25/28	676,667	$409,383
2024 Term Loan B, 9.549%, 3M TSFR + 5.250%, 10/25/28	948,151	42,667
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 6.072%, 1M TSFR + 1.750%, 06/24/30	1,636,749	1,637,158
Citco Funding LLC
2024 Term Loan B, 6.934%, 6M TSFR + 2.750%, 04/27/28	763,407	765,793
CPI Holdco B LLC
2024 Term Loan, 6.325%, 1M TSFR + 2.000%, 05/19/31	2,213,875	2,195,427
Ditech Holding Corp.
2013 Term Loan, 06/30/25 (e)	1,428,775	282,183
Edelman Financial Center LLC
2024 Term Loan, 7.325%, 1M TSFR + 3.000%, 04/07/28	1,692,129	1,688,561
Fiserv Investment Solutions, Inc.
2020 Term Loan B, 8.322%, 3M TSFR + 4.000%, 02/18/27	476,250	474,464
Focus Financial Partners LLC
2025 Incremental Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/15/31	2,475,044	2,452,873
Guggenheim Partners LLC
2024 Term Loan B, 6.799%, 3M TSFR + 2.500%, 11/26/31	2,933,991	2,931,239
Hightower Holding LLC
2025 Term Loan B, 7.291%, 3M TSFR + 3.000%, 02/03/32	2,222,499	2,228,055
Kestra Advisor Services Holdings A, Inc.
2024 Repriced Term Loan, 7.291%, 3M TSFR + 3.000%, 03/21/31	646,754	641,846
Mariner Wealth Advisors LLC
Term Loan B, 6.799%, 3M TSFR + 2.500%, 08/18/28	1,509,882	1,507,524
Mermaid Bidco, Inc.
2024 USD Term Loan B, 7.553%, 3M TSFR + 3.250%, 07/03/31	1,044,937	1,056,039
Orion Advisor Solutions, Inc.
2024 Term Loan B, 8.041%, 3M TSFR + 3.750%, 09/24/30	621,875	622,393
Pretzel Parent, Inc.
2024 Term Loan B, 8.825%, 1M TSFR + 4.500%, 10/01/31	975,000	977,235
		23,340,183
Electric — 1.8%
Alpha Generation LLC
Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/30/31	995,000	996,554
Calpine Corp.
2024 Term Loan B5, 6.075%, 1M TSFR + 1.750%, 02/15/32	1,424,263	1,421,069
Kohler Energy Co. LLC
USD Term Loan B, 8.049%, 3M TSFR + 3.750%, 05/01/31	2,129,580	2,100,299
Lightning Power LLC
Term Loan B, 6.549%, 3M TSFR + 2.250%, 08/18/31	1,990,000	1,981,827
Talen Energy Supply LLC
2024 Incremental Term Loan B, 6.818%, 3M TSFR + 2.500%, 12/15/31	1,995,000	1,994,064
Thunder Generation Funding LLC
Term Loan B, 7.299% - 9.500%, PRIME + 2.000%, 3M TSFR + 3.000%, 10/03/31 (d)	1,069,625	1,071,185
		9,564,998
Security Description	Principal Amount*	Value
Electrical Components & Equipment — 0.7%
Creation Technologies, Inc.
2021 Term Loan, 10.058%, 3M TSFR + 5.500%, 10/05/28	1,069,750	$1,037,658
Energizer Holdings, Inc.
2025 Term Loan B, 6.319%, 1M TSFR + 2.000%, 03/19/32	1,750,000	1,752,187
Range Red Operating, Inc.
First Out Term Loan, 12.410%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	197,753	194,332
Second Out Term Loan, 12.410%, 3M TSFR + 8.000%, 10/01/29 (f) (g)	829,545	815,194
		3,799,371
Electronics — 1.2%
II-VI, Inc.
2024 1st Lien Term Loan B, 6.325%, 1M TSFR + 2.000%, 07/02/29	864,787	864,967
LSF12 Crown U.S. Commercial Bidco LLC
Term Loan B, 8.573%, 1M TSFR + 4.250%, 12/02/31	2,050,000	2,017,542
Minimax Viking GmbH
2025 USD Term Loan B, 6.549%, 3M TSFR + 2.250%, 02/20/32	575,000	573,922
Mirion Technologies, Inc.
2024 Term Loan, 6.549%, 3M TSFR + 2.250%, 10/20/28	648,596	647,785
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 7.049%, 3M TSFR + 2.750%, 11/22/29	1,599,207	1,593,610
TTM Technologies, Inc.
2024 Term Loan B, 6.573%, 1M TSFR + 2.250%, 05/30/30	517,151	519,414
		6,217,240
Engineering & Construction — 1.5%
Arcosa, Inc.
Term Loan B, 6.575%, 1M TSFR + 2.250%, 08/12/31	374,063	374,647
Artera Services LLC
2024 Term Loan, 8.799%, 3M TSFR + 4.500%, 02/15/31	420,750	399,625
Azuria Water Solutions, Inc.
2025 Term Loan B, 7.325%, 1M TSFR + 3.000%, 05/17/28	458,805	456,511
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.791% - 6.825%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 07/01/31 (d)	1,736,283	1,728,686
Term Loan B, 6.825%, 1M TSFR + 2.500%, 07/01/31	1,301,687	1,296,263
Construction Partners, Inc.
Term Loan B, 6.827%, 1M TSFR + 2.500%, 11/03/31	523,687	522,378
Cube Industrials Buyer, Inc.
2024 Term Loan, 7.793%, 3M TSFR + 3.500%, 10/17/31	1,025,000	1,019,875
KKR Apple Bidco LLC
2025 Term Loan, 6.825%, 1M TSFR + 2.500%, 09/23/31	1,156,647	1,145,984
Newly Weds Foods, Inc.
Term Loan B, 6.566%, 1M TSFR + 2.250%, 03/15/32	1,125,000	1,129,219
		8,073,188
Entertainment — 2.6%
Caesars Entertainment, Inc.
2024 Term Loan B1, 6.563%, 3M TSFR + 2.250%, 02/06/31	2,796,750	2,783,639
Endeavor Group Holdings, Inc.
Term Loan B, 01/27/32 (c)	1,000,000	996,458
BHFTI-100

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Flutter Financing BV
2024 Term Loan B, 6.049%, 3M TSFR + 1.750%, 11/30/30	2,629,163	$2,624,233
J&J Ventures Gaming LLC
2025 Repriced Term Loan B, 7.825%, 1M TSFR + 3.500%, 04/26/30	500,000	493,906
Light & Wonder International, Inc.
2024 Term Loan B2, 6.566%, 1M TSFR + 2.250%, 04/14/29	1,970,025	1,961,406
Ontario Gaming GTA LP
Term Loan B, 8.549%, 3M TSFR + 4.250%, 08/01/30	1,606,926	1,586,338
Scientific Games Holdings LP
2024 USD Term Loan B, 7.296%, 3M TSFR + 3.000%, 04/04/29	2,464,981	2,452,400
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B3, 6.325%, 1M TSFR + 2.000%, 12/04/31	1,136,326	1,137,036
		14,035,416
Environmental Control — 2.3%
Covanta Holding Corp.
2024 1st Lien Term Loan B, 6.814%, 1M TSFR + 2.500%, 11/30/28	492,921	492,459
2024 1st Lien Term Loan C, 6.814%, 1M TSFR + 2.500%, 11/30/28	27,139	27,139
EnergySolutions LLC
2023 Term Loan B, 7.575%, 1M TSFR + 3.250%, 09/20/30	783,124	783,124
GFL Environmental, Inc.
2025 Term Loan B, 6.819%, 3M TSFR + 2.500%, 02/04/32	1,900,000	1,889,312
Heritage-Crystal Clean, Inc.
Term Loan B, 8.303%, 3M TSFR + 4.000%, 10/17/30	2,178,700	2,181,423
Madison IAQ LLC
Term Loan, 6.762%, 6M TSFR + 2.500%, 06/21/28	1,962,327	1,943,685
Northstar Group Services, Inc.
2024 Term Loan B, 9.075%, 1M TSFR + 4.750%, 05/08/30	1,885,750	1,893,608
Reworld Holding Corp.
Term Loan B, 6.575%, 1M TSFR + 2.250%, 11/30/28	1,800,776	1,798,525
Term Loan C, 6.575%, 1M TSFR + 2.250%, 11/30/28	138,695	138,522
Tidal Waste & Recycling Holdings LLC
Term Loan B, 7.799%, 3M TSFR + 3.500%, 10/24/31	1,125,000	1,126,406
		12,274,203
Food — 0.7%
Cardenas Markets, Inc.
2022 Term Loan, 11.149%, 3M TSFR + 6.750%, 08/01/29	416,457	360,409
Del Monte Foods, Inc.
2024 First Out Term Loan, 12.469%, 3M TSFR + 8.150%, 08/02/28	891,298	875,700
2024 Second Out Term Loan, 8.699% - 8.719%, 3M TSFR + 4.400%, 08/02/28 (d)	1,863,362	1,211,186
Nomad Foods U.S. LLC
2023 Term Loan B5, 6.968%, 6M TSFR + 2.500%, 11/12/29	1,270,750	1,269,955
		3,717,250
Food Service — 0.1%
Aramark Services, Inc.
2024 Term Loan B8, 6.325%, 1M TSFR + 2.000%, 06/22/30	522,964	523,618
Security Description	Principal Amount*	Value
Hand/Machine Tools — 0.8%
Apex Tool Group LLC
2024 Super Priority 2nd Out Term Loan A, 9.675%, 1M TSFR + 5.250%, 02/08/29	420,506	$378,455
2024 Super Priority 3rd Out Term Loan B, 11.925%, 1M TSFR + 7.500%, 2.500% PIK, 02/08/30 (h)	981,545	836,767
Dynamo Newco II GmbH
USD Term Loan B, 7.762%, 6M TSFR + 4.000%, 10/01/31	1,492,500	1,495,766
Madison Safety & Flow LLC
2025 Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/26/31	1,517,375	1,516,742
		4,227,730
Healthcare-Products — 0.7%
Avantor Funding, Inc.
2024 Term Loan, 6.425%, 1M TSFR + 2.000%, 11/08/27	67,240	67,372
Hanger, Inc.
2024 Delayed Draw Term Loan, 7.825%, 1M TSFR + 3.500%, 10/23/31 (b)	148,289	148,363
2024 Term Loan B, 7.825%, 1M TSFR + 3.500%, 10/23/31	1,151,711	1,152,287
Sotera Health Holdings LLC
2024 Term Loan B, 7.549%, 3M TSFR + 3.250%, 05/30/31	2,487,500	2,496,828
		3,864,850
Healthcare-Services — 2.2%
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, 7.799%, 3M TSFR + 5.750%, 2.250% PIK, 01/15/26 (h)	912,374	830,260
Cano Health LLC
2024 Exit Term Loan, 13.799%, 3M TSFR + 9.500%, 06/28/29	558,064	510,629
Concentra Health Services, Inc.
2025 Repriced Term Loan B, 6.325%, 1M TSFR + 2.000%, 07/26/31	374,063	375,933
Electron BidCo, Inc.
2021 Term Loan, 7.075%, 1M TSFR + 2.750%, 11/01/28	1,128,125	1,126,891
ICON Luxembourg SARL
2024 LUX Term Loan B, 6.299%, 3M TSFR + 2.000%, 07/03/28	54,522	54,737
Loire Finco Luxembourg SARL
USD Term Loan B, 8.325%, 1M TSFR + 3.500%, 04/21/27	286,783	286,470
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 7.891%, 3M TSFR + 3.500%, 11/01/28	1,078,921	699,500
Midwest Physician Administrative Services LLC
2021 Term Loan, 7.561%, 3M TSFR + 3.000%, 03/12/28	456,000	393,680
National Mentor Holdings, Inc.
2021 Term Loan, 8.149% - 8.175%, 1M TSFR + 3.750%, 3M TSFR + 3.750%, 03/02/28 (d)	1,108,332	1,076,468
2021 Term Loan C, 8.149%, 3M TSFR + 3.750%, 03/02/28	31,925	31,007
Pacific Dental Services LLC
2024 Term Loan B, 7.069% - 7.072%, 1M TSFR + 2.750%, 03/15/31 (d)	2,328,931	2,322,527
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 02/21/31	1,593,940	1,589,402
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.299%, 3M TSFR + 2.000%, 07/03/28	13,584	13,638
BHFTI-101

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Radnet Management, Inc.
2024 1st Lien Term Loan B, 6.568%, 3M TSFR + 2.250%, 04/18/31	1,240,625	$1,240,182
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.072%, 1M TSFR + 2.750%, 12/19/30	1,224,190	1,223,936
		11,775,260
Holding Companies-Diversified — 0.0%
Emerald X, Inc.
2025 Term Loan B, 8.075%, 1M TSFR + 3.750%, 01/30/32	200,000	200,000
Home Furnishings — 0.7%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.323%, 1M TSFR + 3.000%, 07/31/28	3,700,568	3,670,116
Household Products/Wares — 0.3%
Kronos Acquisition Holdings, Inc.
2024 Term Loan, 8.299%, 3M TSFR + 4.000%, 07/08/31	1,865,625	1,624,426
Housewares — 0.3%
Hunter Douglas, Inc.
2025 USD Term Loan B, 7.549%, 3M TSFR + 3.250%, 01/20/32	1,195,128	1,150,311
Libbey Glass, Inc.
2022 Term Loan, 10.950%, 3M TSFR + 6.500%, 11/22/27	526,012	512,204
		1,662,515
Insurance — 5.1%
Acrisure LLC
2024 1st Lien Term Loan B6, 7.325%, 1M TSFR + 3.000%, 11/06/30	997,500	992,668
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.069%, 1M TSFR + 2.750%, 09/19/31	1,525,574	1,516,134
AmWINS Group, Inc.
2025 Term Loan B, 6.575%, 1M TSFR + 2.250%, 01/30/32	4,836,671	4,802,122
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.825%, 1M TSFR + 3.500%, 02/14/31	1,732,500	1,736,291
Asurion LLC
2021 2nd Lien Term Loan B3, 9.689%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,103,160
2024 Term Loan B12, 8.575%, 1M TSFR + 4.250%, 09/19/30	4,688,730	4,635,982
BroadStreet Partners, Inc.
2024 Term Loan B4, 7.325%, 1M TSFR + 3.000%, 06/13/31	2,109,062	2,092,981
HUB International Ltd.
2025 Term Loan B, 6.787%, 3M TSFR + 2.500%, 06/20/30	3,508,296	3,496,673
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.575%, 1M TSFR + 2.250%, 09/15/31	1,246,875	1,246,486
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.313%, 3M TSFR + 3.000%, 07/31/31	1,530,099	1,525,891
USI, Inc.
2024 Term Loan C, 6.549%, 3M TSFR + 2.250%, 09/29/30	1,975,087	1,957,065
2024 Term Loan D, 6.549%, 3M TSFR + 2.250%, 11/21/29	2,125,347	2,109,406
		27,214,859
Security Description	Principal Amount*	Value
Internet — 1.4%
CNT Holdings I Corp.
2025 Term Loan, 6.802%, 3M TSFR + 2.500%, 11/08/32	1,123,291	$1,117,534
Endure Digital, Inc.
2024 Term Loan B, 7.929%, 1M TSFR + 3.500%, 02/10/28	2,474,881	2,012,902
Go Daddy Operating Co. LLC
2024 Term Loan B7, 6.075%, 1M TSFR + 1.750%, 05/30/31	1,175,802	1,170,511
2024 Term Loan B8, 6.075%, 1M TSFR + 1.750%, 11/09/29	145,323	144,737
Hoya Midco LLC
2025 Term Loan B, 6.553%, 3M TSFR + 2.250%, 02/03/29	505,224	498,908
Olaplex, Inc.
2022 Term Loan, 7.925%, 1M TSFR + 3.500%, 02/23/29	977,330	877,154
Plano HoldCo, Inc.
Term Loan B, 7.799%, 3M TSFR + 3.500%, 10/02/31	600,000	609,000
Speedster Bidco GmbH
2024 USD Term Loan B, 7.549%, 3M TSFR + 3.250%, 12/10/31	850,000	850,399
		7,281,145
Investment Companies — 1.2%
AAL Delaware Holdco, Inc.
2025 Term Loan, 7.075%, 1M TSFR + 2.750%, 07/30/31	696,504	693,022
Anuvu Holdings 2 LLC
2024 Senior Priority Term Loan, 8.395%, 3M TSFR + 4.000%, 6.000% PIK, 09/27/27 (f) (g) (h)	165,641	132,513
2024 Senior Takeback Term Loan, 12.645%, 3M TSFR + 8.250%, 03/23/26 (f) (g)	418,378	153,419
Aragorn Parent Corp.
Term Loan, 8.322%, 1M TSFR + 4.000%, 12/15/28	824,695	828,303
Dragon Buyer, Inc.
Term Loan B, 7.299%, 3M TSFR + 3.000%, 09/30/31	1,396,500	1,388,819
EIG Management Co. LLC
2024 Term Loan, 9.319%, 1M TSFR + 5.000%, 05/17/29	402,321	404,332
FinCo I LLC
2024 Term Loan B, 6.575%, 1M TSFR + 2.250%, 06/27/29	1,255,915	1,260,364
HDI Aerospace Intermediate Holding III Corp.
Term Loan B, 8.822%, 1M TSFR + 4.500%, 02/11/32	650,000	647,563
Nvent Electric PLC
Term Loan B, 7.825%, 1M TSFR + 3.500%, 01/30/32	1,125,000	1,126,406
		6,634,741
Leisure Time — 2.9%
Bombardier Recreational Products, Inc.
2024 Term Loan B4, 7.075%, 1M TSFR + 2.750%, 01/22/31	1,541,587	1,526,584
Carnival Corp.
2025 Term Loan (2028), 6.325%, 1M TSFR + 2.000%, 10/18/28	2,261,323	2,261,323
City Football Group Ltd.
2024 Term Loan, 7.939%, 1M TSFR + 3.500%, 07/22/30	1,406,745	1,392,091
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.561%, 3M TSFR + 5.000%, 09/18/26	917,946	920,585
Fender Musical Instruments Corp.
2021 Term Loan B, 8.425%, 1M TSFR + 4.000%, 12/01/28	325,610	280,024
GSM Holdings, Inc.
2024 Term Loan B, 9.299%, 3M TSFR + 5.000%, 09/30/31	995,000	936,129
Hayward Industries, Inc.
2021 Term Loan, 6.939%, 1M TSFR + 2.500%, 05/30/28	1,499,842	1,496,796
BHFTI-102

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Horizon U.S. Finco LP
Term Loan B, 9.177%, 3M TSFR + 4.250%, 10/31/31	972,431	$925,025
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 9.949%, 3M TSFR + 5.500%, 06/01/29	491,139	446,323
Term Loan B, 8.561%, 3M TSFR + 4.000%, 06/01/28	2,079,858	1,891,371
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.047%, 3M TSFR + 3.750%, 02/20/30	1,683,528	1,685,633
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 9.425%, 1M TSFR + 5.000%, 06/30/28	226,808	219,011
2024 Term Loan B1, 10.425%, 1M TSFR + 6.000%, 11/15/29	1,270,009	1,249,372
		15,230,267
Lodging — 0.8%
Fertitta Entertainment LLC
2022 Term Loan B, 7.825%, 1M TSFR + 3.500%, 01/27/29	2,893,553	2,850,150
Station Casinos LLC
2024 Term Loan B, 6.325%, 1M TSFR + 2.000%, 03/14/31	1,435,500	1,430,005
		4,280,155
Machinery-Construction & Mining — 1.3%
Terex Corp.
2024 Term Loan B, 6.299%, 3M TSFR + 2.000%, 10/08/31	2,375,000	2,380,726
WEC U.S. Holdings Ltd.
2024 Term Loan, 6.573%, 1M TSFR + 2.250%, 01/27/31	4,478,499	4,440,911
		6,821,637
Machinery-Diversified — 2.3%
Ali Group North America Corp.
2021 Term Loan B, 6.439%, 1M TSFR + 2.000%, 07/30/29	1,199,834	1,201,896
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.425%, 1M TSFR + 4.000%, 03/25/31	866,250	833,224
Clark Equipment Co.
2024 Term Loan, 6.299%, 3M TSFR + 2.000%, 04/20/29	704,058	704,645
CPM Holdings, Inc.
2023 Term Loan, 8.823%, 1M TSFR + 4.500%, 09/28/28	2,176,814	2,145,069
Crown Equipment Corp.
Term Loan B, 6.819%, 1M TSFR + 2.500%, 10/10/31	1,050,000	1,051,969
DXP Enterprises, Inc.
2024 Term Loan B, 8.075%, 1M TSFR + 3.750%, 10/11/30	689,535	689,535
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 8.311%, 3M TSFR + 3.750%, 05/19/28	2,479,716	2,482,816
SPX Flow, Inc.
2024 1st Lien Term Loan B, 7.325%, 1M TSFR + 3.000%, 04/05/29	1,011,375	1,011,217
TK Elevator U.S. Newco, Inc.
USD Term Loan B, 7.737%, 6M TSFR + 3.500%, 04/30/30	2,293,629	2,296,496
		12,416,867
Media — 1.0%
Charter Communications Operating LLC
2024 Term Loan B5, 6.560%, 3M TSFR + 2.250%, 12/15/31	573,562	572,308
Security Description	Principal Amount*	Value
Media—(Continued)
Gray Television, Inc.
2021 Term Loan D, 7.437%, 1M TSFR + 3.000%, 12/01/28	1,039,925	$956,267
Hubbard Radio LLC
2024 PIK Term Loan B, 8.825%, 1M TSFR + 4.500%, 09/30/27	366,277	254,562
iHeartCommunications, Inc.
2024 Term Loan, 10.209%, 1M TSFR + 5.775%, 05/01/29	316,839	260,204
Mission Broadcasting, Inc.
2021 Term Loan B, 6.937%, 1M TSFR + 2.500%, 06/02/28	386,000	385,427
MJH Healthcare Holdings LLC
2024 Term Loan B, 7.675%, 1M TSFR + 3.250%, 01/28/29	514,363	513,720
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 6.939%, 1M TSFR + 2.500%, 09/18/26	199,351	199,404
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.684%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,102,969
USD Term Loan N, 6.934%, 1M TSFR + 2.500%, 01/31/28	850,000	829,813
		5,074,674
Metal Fabricate/Hardware — 0.7%
Ameriforge Group, Inc.
2024 PIK Class A Delayed Draw Term Loan, 4.442%, 1M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	127,025	36,570
2024 PIK Class A Initial Term Loan, 4.442%, 1M TSFR + 0.000%, 11.000% PIK, 12/31/25 (f) (g) (h)	1,099,965	316,680
WireCo WorldGroup, Inc.
2023 Term Loan B, 8.040%, 3M TSFR + 3.750%, 11/13/28	474,631	446,153
Zekelman Industries, Inc.
2024 Term Loan B, 6.571%, 1M TSFR + 2.250%, 01/24/31	3,024,468	3,035,810
		3,835,213
Metals & Mining — 0.1%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.000%, 12/11/29	343,093	335,374
Mining — 0.6%
Arsenal AIC Parent LLC
2025 Term Loan B, 7.075%, 1M TSFR + 2.750%, 08/18/30	1,748,519	1,738,684
Flame Newco LLC
2023 Exit PIK Term Loan, 10.425%, 1M TSFR + 6.100%, 06/30/28	320,847	308,815
Novelis Corp.
2025 Term Loan B, 6.289%, 3M TSFR + 2.000%, 02/25/32	900,000	900,225
		2,947,724
Miscellaneous Manufacturing — 0.6%
Groupe Solmax, Inc.
Term Loan, 9.189% - 9.311%, 1M TSFR + 4.750%, 3M TSFR + 4.750%, 05/29/28 (d)	1,019,996	861,100
John Bean Technologies Corp.
Term Loan B, 6.675%, 1M TSFR + 2.250%, 01/02/32	725,000	725,906
LTI Holdings, Inc.
2024 Term Loan B, 8.575%, 1M TSFR + 4.250%, 07/19/29	1,492,500	1,488,769
		3,075,775
BHFTI-103

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas — 0.3%
Apro LLC
2024 Term Loan B, 8.049%, 3M TSFR + 3.750%, 07/09/31	597,000	$597,000
Hilcorp Energy I LP
Term Loan B, 6.322%, 1M TSFR + 2.000%, 02/11/30	775,000	776,937
		1,373,937
Oil & Gas Services — 0.2%
Star Holding LLC
2024 1st Lien Term Loan B, 8.825%, 1M TSFR + 4.500%, 07/31/31	1,094,500	1,072,063
Packaging & Containers — 1.7%
Altium Packaging LLC
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 06/11/31	1,466,425	1,459,093
Berlin Packaging LLC
2024 Term Loan B7, 7.823% - 7.799%, 1M TSFR + 3.500%, 3M TSFR + 3.500%, 06/07/31 (d)	984,805	983,036
Charter NEX U.S., Inc.
2024 Term Loan B1, 7.314%, 1M TSFR + 3.000%, 11/29/30	1,970,203	1,968,150
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.500%, 1M TSFR + 3.175%, 04/13/29	2,135,000	2,126,549
Pactiv Evergreen Group Holdings, Inc.
2024 Term Loan B4, 6.825%, 1M TSFR + 2.500%, 09/24/28	1,228,968	1,228,222
Proampac PG Borrower LLC
2024 Term Loan, 8.302% - 8.323%, 3M TSFR + 4.000%, 09/15/28 (d)	1,135,654	1,133,524
		8,898,574
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc.
2025 Term Loan B, 09/25/30 (c)	800,000	774,000
Bayou Intermediate II LLC
Term Loan B, 9.052%, 3M TSFR + 4.500%, 08/02/28	750,456	751,394
Ceva Sante Animale
2025 USD Term Loan B, 7.065%, 3M TSFR + 2.750%, 11/08/30	396,008	395,017
Gainwell Acquisition Corp.
Term Loan B, 8.399%, 3M TSFR + 4.000%, 10/01/27	2,093,910	1,957,806
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.463%, 3M TSFR + 2.000%, 11/15/27	374,570	371,449
IVC Acquisition Ltd.
2025 USD Repriced Term Loan B, 8.049%, 3M TSFR + 3.750%, 12/12/28	1,508,455	1,510,969
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 6.575%, 1M TSFR + 2.250%, 05/05/28	1,044,849	1,045,910
LSCS Holdings, Inc.
2025 Term Loan, 8.799%, 3M TSFR + 4.500%, 03/04/32	450,000	449,438
Mallinckrodt International Finance SA
2023 Second Out Term Loan, 14.000%, 1M TSFR + 9.500%, 11/14/28	1,108,890	1,151,860
Padagis LLC
Term Loan B, 9.300%, 3M TSFR + 4.750%, 07/06/28	1,166,176	1,099,121
		9,506,964
Security Description	Principal Amount*	Value
Pipelines — 1.6%
CQP Holdco LP
2024 1st Lien Term Loan B, 6.299%, 3M TSFR + 2.000%, 12/31/30	2,750,749	$2,748,029
EPIC Crude Services LP
2024 Term Loan B, 7.302%, 3M TSFR + 3.000%, 10/15/31	625,000	625,911
Freeport LNG Investments LLLP
2025 Term Loan B, 7.543%, 3M TSFR + 3.250%, 12/21/28	745,956	737,564
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.302%, 3M TSFR + 2.000%, 10/04/30	471,854	471,412
ITT Holdings LLC
2024 Term Loan B, 7.075%, 1M TSFR + 2.750%, 10/11/30	1,302,697	1,304,732
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 6.569%, 1M TSFR + 2.250%, 10/05/28	1,106,367	1,107,635
UGI Energy Services LLC
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 02/22/30	1,321,176	1,322,276
		8,317,559
Real Estate — 0.6%
CoreLogic, Inc.
Term Loan, 7.939%, 1M TSFR + 3.500%, 06/02/28	1,847,646	1,815,889
Cushman & Wakefield U.S. Borrower LLC
2024 Tranche 2 Incremental Term Loan, 7.575%, 1M TSFR + 3.250%, 01/31/30	504,353	505,771
Greystar Real Estate Partners LLC
2024 1st Lien Term Loan B, 7.050%, 3M TSFR + 2.750%, 08/21/30	615,668	620,286
		2,941,946
Retail — 3.2%
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 8.552%, 3M TSFR + 4.000%, 01/29/31	766,009	700,048
Great Outdoors Group LLC
2025 Term Loan B, 7.575%, 1M TSFR + 3.250%, 01/23/32	3,408,381	3,407,103
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 06/11/31	1,815,875	1,773,883
IRB Holding Corp.
2024 1st Lien Term Loan B, 6.825%, 1M TSFR + 2.500%, 12/15/27	482,659	479,981
Kodiak Building Partners, Inc.
2024 Term Loan B, 8.046%, 3M TSFR + 3.750%, 12/04/31	500,000	480,833
Les Schwab Tire Centers
2025 Term Loan B, 6.813% - 6.825%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 04/23/31 (d)	4,226,399	4,205,267
LIDS Holdings, Inc.
Term Loan, 9.945%, 3M TSFR + 5.500%, 12/14/26	169,136	168,291
Peer Holding III BV
2025 USD Term Loan B4B, 6.799%, 3M TSFR + 2.500%, 10/28/30	1,089,000	1,088,660
2025 USD Term Loan B5B, 6.799%, 3M TSFR + 2.500%, 07/01/31	1,421,438	1,421,733
Phillips Feed Service, Inc.
2020 Term Loan, 11.425%, 1M TSFR + 7.000%, 11/13/26 (f) (g)	11,084	6,789
Serta Simmons Bedding LLC
2023 New Term Loan, 11.914%, 3M TSFR + 7.500%, 06/29/28	1,336,796	1,256,588
BHFTI-104

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
Serta Simmons Bedding LLC
2024 Priority Term Loan, 11.905%, 3M TSFR + 7.500%, 06/29/28	145,127	$145,309
White Cap Buyer LLC
2024 Term Loan B, 7.575%, 1M TSFR + 3.250%, 10/19/29	1,825,120	1,773,332
		16,907,817
Semiconductors — 0.0%
Bright Bidco BV
2022 Exit Term Loan, 12.291%, 3M TSFR + 8.000%, 10/31/27	378,225	151,290
Software — 12.2%
Applied Systems, Inc.
2024 1st Lien Term Loan, 7.049%, 3M TSFR + 2.750%, 02/24/31	3,936,204	3,935,590
Ascend Learning LLC
2025 Repriced Term Loan B, 7.325%, 1M TSFR + 3.000%, 12/11/28	1,959,596	1,938,162
Boxer Parent Co., Inc.
2025 USD Term Loan B, 7.291%, 3M TSFR + 3.000%, 07/30/31	2,990,869	2,942,608
Central Parent, Inc.
2024 Term Loan B, 7.549%, 3M TSFR + 3.250%, 07/06/29	2,216,362	1,904,225
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.799%, 3M TSFR + 3.500%, 03/30/29	3,866,850	3,833,360
Cloudera, Inc.
2021 Second Lien Term Loan, 10.425%, 1M TSFR + 6.000%, 10/08/29	850,000	812,281
2021 Term Loan, 8.175%, 1M TSFR + 3.750%, 10/08/28	2,525,952	2,491,220
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/09/27	161,010	163,827
Constant Contact, Inc.
Term Loan, 8.564%, 3M TSFR + 4.000%, 02/10/28	1,245,360	1,164,023
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.189%, 1M TSFR + 3.750%, 10/16/28	1,027,352	899,789
Cotiviti Corp.
2024 Term Loan, 7.073%, 1M TSFR + 2.750%, 05/01/31	990,025	984,766
Drake Software LLC
2024 Term Loan B, 8.549%, 3M TSFR + 4.250%, 06/26/31	2,064,550	1,981,968
E2open LLC
2020 Term Loan B, 7.939%, 1M TSFR + 3.500%, 02/04/28	2,111,491	2,109,181
ECI Macola Max Holding LLC
2024 Term Loan, 7.549%, 3M TSFR + 3.250%, 05/09/30	1,936,576	1,938,393
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.325%, 1M TSFR + 3.000%, 10/09/29	2,261,941	2,261,941
Epicor Software Corp.
2024 Term Loan E, 7.075%, 1M TSFR + 2.750%, 05/30/31	5,678,055	5,670,963
Genuine Financial Holdings LLC
2025 Term Loan B, 7.553%, 3M TSFR + 3.250%, 09/27/30	394,012	389,826
Informatica LLC
2024 Term Loan B, 6.575%, 1M TSFR + 2.250%, 10/27/28	2,861,500	2,875,212
Isolved, Inc.
2024 1st Lien Term Loan, 7.575%, 1M TSFR + 3.250%, 10/15/30	495,016	496,047
Security Description	Principal Amount*	Value
Software—(Continued)
Ivanti Software, Inc.
2021 Non Co-op Term Loan B, 8.817%, 3M TSFR + 4.250%, 12/01/27	992,943	$718,436
Marcel LUX IV SARL
2024 USD Term Loan B7, 7.840%, 1M TSFR + 3.500%, 11/09/30	2,161,170	2,185,483
N-Able International Holdings II LLC
Term Loan B, 7.325%, 3M TSFR + 2.750%, 07/19/28	434,250	434,793
Oceankey U.S. II Corp.
2021 Term Loan, 7.925%, 1M TSFR + 3.500%, 12/15/28	1,576,686	1,574,961
Open Text Corp.
2023 Term Loan B, 6.075%, 1M TSFR + 1.750%, 01/31/30	492,417	491,746
Playtika Holding Corp.
2021 Term Loan B1, 7.189%, 1M TSFR + 2.750%, 03/13/28	1,481,396	1,466,397
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.549%, 3M TSFR + 3.250%, 11/03/31	2,642,955	2,645,434
Press Ganey Holdings, Inc.
2024 1st Lien Term Loan B, 7.575%, 1M TSFR + 3.250%, 04/30/31	646,750	643,583
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.549%, 3M TSFR + 3.250%, 10/28/30	1,980,050	1,999,850
Project Boost Purchaser LLC
2024 Term Loan, 7.299%, 3M TSFR + 3.000%, 07/16/31	847,875	844,393
Project Ruby Ultimate Parent Corp.
2024 Term Loan B, 7.439%, 1M TSFR + 3.000%, 03/10/28	1,034,782	1,032,680
Quartz Acquireco LLC
2025 Term Loan B, 6.549%, 3M TSFR + 2.250%, 06/28/30	1,084,179	1,090,955
Quest Software U.S. Holdings, Inc.
2024 Co-Op Term Loan, 8.691%, 3M TSFR + 4.250%, 02/01/29	491,184	287,343
Rackspace Finance LLC
2024 First Lien First Out Term Loan, 10.687%, 1M TSFR + 6.250%, 05/15/28	462,360	474,786
2024 First Lien Second Out Term Loan, 7.187%, 1M TSFR + 2.750%, 05/15/28	2,316,888	1,083,145
RealPage, Inc.
2024 Incremental Term Loan, 8.049%, 3M TSFR + 3.750%, 04/24/28	400,000	400,778
SkillSoft Corp.
2021 Term Loan, 9.692%, 1M TSFR + 5.250%, 07/14/28	1,112,286	959,347
Symplr Software, Inc.
2020 Term Loan, 8.891%, 3M TSFR + 4.500%, 12/22/27	1,329,638	1,160,940
UKG, Inc.
2024 Term Loan B, 7.300%, 3M TSFR + 3.000%, 02/10/31	4,876,579	4,874,799
Waystar Technologies, Inc.
2024 1st Lien Term Loan B, 6.575%, 1M TSFR + 2.250%, 10/22/29	1,560,861	1,557,934
		64,721,165
Telecommunications — 1.6%
CCI Buyer, Inc.
Term Loan, 8.299%, 3M TSFR + 4.000%, 12/17/27	1,458,585	1,461,777
Ciena Corp.
2025 Repriced Term Loan B, 6.069%, 1M TSFR + 1.750%, 10/24/30	1,179,723	1,180,952
BHFTI-105

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Digicel International Finance Ltd.
2024 Term Loan, 11.791%, 3M TSFR + 7.500%, 05/25/27	1,514,844	$1,489,595
GoTo Group, Inc.
2024 First Out Term Loan, 9.189%, 3M TSFR + 4.750%, 04/28/28	737,280	684,749
2024 Second Out Term Loan, 9.189%, 3M TSFR + 4.750%, 04/28/28	905,440	430,084
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 8.572%, 1M TSFR + 4.250%, 04/15/30	1,333,212	1,320,436
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.789%, 1M TSFR + 2.350%, 04/15/29	432,402	416,007
2024 Extended Term Loan B2, 6.789%, 1M TSFR + 2.350%, 04/15/30	1,424,834	1,371,402
		8,355,002
Transportation — 0.7%
AIT Worldwide Logistics, Inc.
2025 Repriced Term Loan, 8.302%, 3M TSFR + 4.000%, 04/08/30	648,375	647,970
First Student Bidco, Inc.
2024 Term Loan B2, 6.799%, 3M TSFR + 2.500%, 07/21/28	1,387,915	1,387,047
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.575%, 1M TSFR + 3.250%, 01/25/29	1,737,730	1,731,214
		3,766,231
Total Floating Rate Loans (Cost $508,962,222)		493,492,241

Corporate Bonds & Notes—3.2%
Aerospace/Defense — 0.1%
Goat Holdco LLC
6.750%, 02/01/32 (144A)	175,000	171,280
TransDigm, Inc.
6.875%, 12/15/30 (144A)	500,000	510,897
		682,177
Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,467,722
Apparel — 0.1%
Champ Acquisition Corp.
8.375%, 12/01/31 (144A)	375,000	387,388
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, 05/15/26 (144A)	538,000	537,801
Commercial Services — 0.2%
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	800,000	818,678
Security Description	Principal Amount*	Value

Computers — 0.3%
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	925,000	$958,823
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	542,153
		1,500,976
Diversified Financial Services — 0.1%
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	750,000	739,632
Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	116,640
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	398,703
Six Flags Entertainment Corp.
7.000%, 07/01/25 (144A)	69,000	69,079
		467,782
Insurance — 0.7%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	604,573
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	2,850,000	2,903,954
		3,508,527
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	500,000	490,630
Media — 0.1%
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	703,696
Pharmaceuticals — 0.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	525,000	521,778
Software — 0.5%
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	1,550,000	1,575,932
9.000%, 09/30/29 (144A)	500,000	498,695
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	836,912
		2,911,539
Telecommunications — 0.4%
Altice France SA
5.500%, 01/15/28 (144A)	475,000	379,509
BHFTI-106

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value

Telecommunications—(Continued)
Level 3 Financing, Inc.
10.750%, 12/15/30 (144A)	1,500,000	$1,657,500
		2,037,009
Total Corporate Bonds & Notes (Cost $16,793,017)		16,891,975

Common Stocks—1.3%
Commercial Services — 0.1%
IAP Worldwide Services LLC (f) (g) (i) (j)	44	0
Monitronics International, Inc. (i) (j)	16,872	337,440
		337,440
Electronic Equipment, Instruments & Components — 0.2%
Range Red Acquisitions LLC - Class A1 (f) (g) (i) (j)	543	1,213,171
Entertainment — 0.1%
New Cineworld Ltd. (i) (j)	14,581	313,492
Health Care Equipment & Supplies — 0.0%
Akorn Holding Co. LLC (f) (g) (i) (j)	56,220	0
Health Care Providers & Services — 0.3%
Cano Health, Inc. (i) (j)	121,458	850,206
Envision Parent, Inc. (i) (j)	68,001	782,011
		1,632,217
Household Products — 0.1%
LG Parent Holding Co. (i) (j)	9,472	11,840
Serta Simmons Bedding, Inc. (i) (j)	90,899	772,641
Serta SSB Equipment Co. (f) (g) (i) (j)	90,899	0
		784,481
Investment Companies — 0.0%
Aegletes BV (i) (j)	11,991	5,396
Media — 0.0%
GEE Acquisition Holdings Corp. (f) (g) (i) (j)	17,940	0
Metals & Mining — 0.1%
AFG Holdings, Inc. (f) (g) (i) (j)	24,746	0
American Consolidated Natural Resources, Inc. (i) (j)	6,321	455,112
Phoenix Services International LLC (f) (i) (j)	25,563	95,861
Phoenix Services International LLC (Equity Units) (i) (j)	2,332	8,745
		559,718
Pharmaceuticals — 0.4%
Mallinckrodt International Finance SA (i) (j)	23,570	2,192,010
Professional Services — 0.0%
Skillsoft Corp. (i) (j)	3,344	64,339
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (f) (g) (i) (j)	62	$0
Total Common Stocks (Cost $9,007,045)		7,102,264

Convertible Preferred Stocks—0.0%
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (j)	4,355	87,100
Cohesity Global, Inc. - Series G (j)	6,303	126,060
Total Convertible Preferred Stocks (Cost $218,489)		213,160

Warrants—0.0%
Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/28/29 (j) (Cost $0)	3,834	0

Short-Term Investments—2.9%
Repurchase Agreement—2.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $15,128,945; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $15,430,151	15,127,579	15,127,579
Total Short-Term Investments (Cost $15,127,579)		15,127,579
Total Investments—100.4% (Cost $550,108,352)		532,827,219
Unfunded Loan Commitments—(0.1)% (Cost $(735,330))		(735,330)
Net Investments—100.3% (Cost $549,373,022)		532,091,889
Other assets and liabilities (net)—(0.3)%		(1,168,173)
Net Assets—100.0%		$530,923,716

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(c)	This loan will settle after March 31, 2025, at which time the interest rate will be determined.
(d)	The stated interest rates represent the range of rates applicable to the underlying contracts
BHFTI-107

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
within the loan tranche as of March 31, 2025.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.6% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(j)	Non-income producing security.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$16,891,975, which is 3.2% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,827,664	$—	$2,827,664
Aerospace/Defense (Less Unfunded Loan Commitments of $113,461)	—	6,167,053	—	6,167,053
Agriculture	—	1,525,154	—	1,525,154
Airlines	—	2,145,910	—	2,145,910
Apparel	—	2,162,139	—	2,162,139
Auto Parts & Equipment	—	7,572,898	—	7,572,898
Banks	—	675,000	—	675,000
Beverages	—	5,867,824	—	5,867,824
Building Materials	—	19,617,921	—	19,617,921
Chemicals	—	25,775,019	—	25,775,019
Coal	—	533,529	—	533,529
Commercial Services (Less Unfunded Loan Commitments of $495,823)	—	57,339,264	—	57,339,264
Computers	—	14,516,313	—	14,516,313
Cosmetics/Personal Care	—	3,145,639	—	3,145,639
Distribution/Wholesale	—	13,280,287	—	13,280,287
Diversified Financial Services	—	23,340,183	—	23,340,183
Electric	—	9,564,998	—	9,564,998
Electrical Components & Equipment	—	2,789,845	1,009,526	3,799,371
Electronics	—	6,217,240	—	6,217,240
Engineering & Construction	—	8,073,188	—	8,073,188
Entertainment	—	14,035,416	—	14,035,416
Environmental Control	—	12,274,203	—	12,274,203
Food	—	3,717,250	—	3,717,250
Food Service	—	523,618	—	523,618
Hand/Machine Tools	—	4,227,730	—	4,227,730
Healthcare-Products (Less Unfunded Loan Commitments of $126,046)	—	3,738,804	—	3,738,804
Healthcare-Services	—	11,775,260	—	11,775,260
Holding Companies-Diversified	—	200,000	—	200,000
Home Furnishings	—	3,670,116	—	3,670,116
Household Products/Wares	—	1,624,426	—	1,624,426
Housewares	—	1,662,515	—	1,662,515
Insurance	—	27,214,859	—	27,214,859
Internet	—	7,281,145	—	7,281,145
Investment Companies	—	6,348,809	285,932	6,634,741
Leisure Time	—	15,230,267	—	15,230,267
Lodging	—	4,280,155	—	4,280,155
Machinery-Construction & Mining	—	6,821,637	—	6,821,637
Machinery-Diversified	—	12,416,867	—	12,416,867
Media	—	5,074,674	—	5,074,674
Metal Fabricate/Hardware	—	3,481,963	353,250	3,835,213
Metals & Mining	—	335,374	—	335,374
Mining	—	2,947,724	—	2,947,724
Miscellaneous Manufacturing	—	3,075,775	—	3,075,775
Oil & Gas	—	1,373,937	—	1,373,937
Oil & Gas Services	—	1,072,063	—	1,072,063
Packaging & Containers	—	8,898,574	—	8,898,574
Pharmaceuticals	—	9,506,964	—	9,506,964
Pipelines	—	8,317,559	—	8,317,559
Real Estate	—	2,941,946	—	2,941,946
BHFTI-108

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Retail	$—	$16,901,028	$6,789	$16,907,817
Semiconductors	—	151,290	—	151,290
Software	—	64,721,165	—	64,721,165
Telecommunications	—	8,355,002	—	8,355,002
Transportation	—	3,766,231	—	3,766,231
Total Floating Rate Loans (Less Unfunded Loan Commitments of $735,330)	—	491,101,414	1,655,497	492,756,911
Total Corporate Bonds & Notes*	—	16,891,975	—	16,891,975
Common Stocks
Commercial Services	—	337,440	0	337,440
Electronic Equipment, Instruments & Components	—	—	1,213,171	1,213,171
Entertainment	—	313,492	—	313,492
Health Care Equipment & Supplies	—	—	0	0
Health Care Providers & Services	—	1,632,217	—	1,632,217
Household Products	—	784,481	0	784,481
Investment Companies	—	5,396	—	5,396
Media	—	—	0	0
Metals & Mining	—	559,718	0	559,718
Pharmaceuticals	—	2,192,010	—	2,192,010
Professional Services	64,339	—	—	64,339
Specialty Retail	—	—	0	0
Total Common Stocks	64,339	5,824,754	1,213,171	7,102,264
Total Convertible Preferred Stocks*	213,160	—	—	213,160
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	15,127,579	—	15,127,579
Total Net Investments	$277,499	$528,945,722	$2,868,668	$532,091,889

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-109

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—43.4% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense — 0.6%
BAE Systems PLC
5.000%, 03/26/27 (144A) (a)	1,200,000	$1,210,387
Boeing Co.
2.196%, 02/04/26	2,600,000	2,543,843
		3,754,230
Agriculture — 0.5%
Altria Group, Inc.
2.350%, 05/06/25	2,200,000	2,194,517
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	911,871
		3,106,388
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, 10/20/25 (144A)	1,326,744	1,322,131
United Airlines Pass-Through Trust
4.875%, 07/15/27	76,800	76,661
		1,398,792
Auto Manufacturers — 1.4%
General Motors Financial Co., Inc.
1.500%, 06/10/26 (a)	4,400,000	4,230,436
Hyundai Capital America
4.850%, 03/25/27 (144A) (a)	850,000	849,841
5.250%, 01/08/27 (144A)	1,400,000	1,410,823
Volkswagen Group of America Finance LLC
5.400%, 03/20/26 (144A)	2,400,000	2,416,529
		8,907,629
Banks — 14.5%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (a) (b)	600,000	613,563
Bank of America Corp.
3.384%, SOFR + 1.330%, 04/02/26 (a) (b)	2,800,000	2,799,859
3.974%, 3M TSFR + 1.472%, 02/07/30 (a) (b)	2,000,000	1,946,082
4.376%, SOFR + 1.580%, 04/27/28 (a) (b)	2,500,000	2,489,656
Bank of Montreal
4.567%, SOFR + 0.880%, 09/10/27 (a) (b)	1,000,000	1,000,485
Bank of Nova Scotia
2.951%, 03/11/27 (a)	2,300,000	2,235,037
BNP Paribas SA
2.219%, SOFR + 2.074%, 06/09/26 (144A) (b)	700,000	696,539
Citigroup, Inc.
4.600%, 03/09/26	4,000,000	3,996,937
5.174%, SOFR + 1.364%, 02/13/30 (b)	1,250,000	1,266,266
Credit Agricole SA
5.230%, SOFR + 1.130%, 01/09/29 (144A) (a) (b)	1,590,000	1,607,217
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	1,600,000	1,646,176
Deutsche Bank AG
4.162%, 05/13/25 (a)	2,000,000	1,998,901
Fifth Third Bancorp
4.772%, SOFR + 2.127%, 07/28/30 (a) (b)	2,000,000	1,988,149
Security Description	Principal Amount*	Value
Banks—(Continued)
Fifth Third Bank NA
4.967%, SOFR + 0.810%, 01/28/28 (b)	865,000	$869,917
Goldman Sachs Bank USA
5.283%, SOFR + 0.777%, 03/18/27 (b)	2,300,000	2,314,704
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (a) (b)	2,000,000	1,930,448
3.750%, 02/25/26 (a)	2,000,000	1,988,723
4.250%, 10/21/25 (a)	3,000,000	2,992,287
4.387%, SOFR + 1.510%, 06/15/27 (a) (b)	900,000	898,547
HSBC Holdings PLC
1.645%, SOFR + 1.538%, 04/18/26 (b)	1,500,000	1,497,867
Huntington Bancshares, Inc.
6.208%, SOFR + 2.020%, 08/21/29 (a) (b)	1,000,000	1,040,971
Huntington National Bank
4.871%, SOFR + 0.720%, 04/12/28 (b)	2,400,000	2,409,573
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (b)	5,400,000	5,391,183
5.012%, SOFR + 1.310%, 01/23/30 (a) (b)	1,000,000	1,011,105
KeyBank NA
4.150%, 08/08/25 (a)	1,600,000	1,595,645
Lloyds Banking Group PLC
5.087%, 1Y H15 + 0.850%, 11/26/28 (a) (b)	960,000	969,519
5.985%, 1Y H15 + 1.480%, 08/07/27 (b)	2,700,000	2,744,319
Manufacturers & Traders Trust Co.
5.400%, 11/21/25	2,300,000	2,306,685
Mizuho Financial Group, Inc.
5.778%, 1Y H15 + 1.650%, 07/06/29 (a) (b)	1,400,000	1,445,145
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (b)	2,900,000	2,894,265
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,481,888
4.350%, 09/08/26 (a)	2,200,000	2,191,082
5.173%, SOFR + 1.450%, 01/16/30 (a) (b)	1,500,000	1,519,887
NatWest Group PLC
1.642%, 1Y H15 + 0.900%, 06/14/27 (b)	3,300,000	3,183,822
Nordea Bank Abp
4.750%, 09/22/25 (144A)	1,200,000	1,200,952
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (a) (b)	600,000	608,231
Santander Holdings USA, Inc.
5.473%, SOFR + 1.610%, 03/20/29 (a) (b)	2,700,000	2,715,196
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (a) (b)	1,800,000	1,734,017
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,388,823
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (b)	1,500,000	1,447,538
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	2,000,000	2,041,181
5.900%, SOFR + 1.626%, 10/28/26 (a) (b)	2,000,000	2,013,111
UBS Group AG
4.550%, 04/17/26	1,200,000	1,200,546
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (b)	1,900,000	1,914,864
Wells Fargo & Co.
2.188%, SOFR + 2.000%, 04/30/26 (a) (b)	2,500,000	2,494,781
4.100%, 06/03/26 (a)	3,000,000	2,981,625
5.198%, SOFR + 1.500%, 01/23/30 (b)	800,000	813,404
BHFTI-110

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Wells Fargo & Co.
6.303%, SOFR + 1.790%, 10/23/29 (a) (b)	900,000	$946,389
		92,463,107
Beverages — 0.2%
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A) (a)	1,600,000	1,518,001
Biotechnology — 0.6%
Amgen, Inc.
5.150%, 03/02/28 (a)	2,300,000	2,341,363
Royalty Pharma PLC
5.150%, 09/02/29 (a)	1,250,000	1,258,204
		3,599,567
Building Materials — 0.4%
Carrier Global Corp.
2.493%, 02/15/27 (a)	1,500,000	1,448,615
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,325,201
		2,773,816
Chemicals — 0.3%
CF Industries, Inc.
4.500%, 12/01/26 (144A)	600,000	597,429
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,168,526
		1,765,955
Commercial Services — 0.2%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (a)	1,100,000	1,139,627
Computers — 0.4%
Hewlett Packard Enterprise Co.
4.400%, 09/25/27 (a)	2,400,000	2,392,710
Cosmetics/Personal Care — 0.5%
Haleon U.S. Capital LLC
3.375%, 03/24/27 (a)	3,400,000	3,332,221
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	1,000,000	939,710
6.100%, 01/15/27 (a)	1,000,000	1,022,491
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a) (b)	2,400,000	2,427,214
Capital One Financial Corp.
3.800%, 01/31/28 (a)	2,500,000	2,446,450
GGAM Finance Ltd.
8.000%, 06/15/28 (144A) (a)	500,000	524,304
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	500,000	530,680
OneMain Finance Corp.
6.625%, 05/15/29	800,000	801,495
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
SLM Corp.
6.500%, 01/31/30 (a)	300,000	$307,830
		9,000,174
Electric — 4.0%
Berkshire Hathaway Energy Co.
4.050%, 04/15/25 (a)	1,700,000	1,699,445
Dominion Energy, Inc.
1.450%, 04/15/26	2,000,000	1,936,264
DTE Energy Co.
4.950%, 07/01/27	800,000	806,039
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,471,771
Electricite de France SA
5.700%, 05/23/28 (144A) (a)	300,000	307,941
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,426,240
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,976,903
Korea East-West Power Co. Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,493,031
3.600%, 05/06/25 (144A)	1,600,000	1,597,818
NextEra Energy Capital Holdings, Inc.
5.749%, 09/01/25	1,700,000	1,706,919
Pacific Gas & Electric Co.
4.550%, 07/01/30	1,600,000	1,548,741
5.310%, SOFR + 0.950%, 09/04/25 (b)	2,400,000	2,400,223
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,139,461
Xcel Energy, Inc.
3.400%, 06/01/30 (a)	2,000,000	1,867,750
		25,378,546
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,112,767
Electronics — 0.2%
Flex Ltd.
3.750%, 02/01/26	1,300,000	1,288,490
Entertainment — 0.5%
Banijay Entertainment SAS
8.125%, 05/01/29 (144A) (a)	600,000	616,539
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,102,958
Warnermedia Holdings, Inc.
3.755%, 03/15/27	1,500,000	1,463,037
		3,182,534
Environmental Control — 0.1%
Waste Management, Inc.
3.875%, 01/15/29 (144A)	500,000	488,661
BHFTI-111

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Food — 1.0%
Campbell's Co.
5.200%, 03/19/27 (a)	1,200,000	$1,214,933
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.125%, 02/01/28 (a)	1,500,000	1,515,242
Mars, Inc.
4.800%, 03/01/30 (144A) (a)	2,585,000	2,599,786
Sysco Corp.
5.750%, 01/17/29 (a)	1,100,000	1,142,333
		6,472,294
Healthcare-Products — 0.6%
Baxter International, Inc.
1.915%, 02/01/27 (a)	3,000,000	2,861,511
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 (a)	1,000,000	1,026,807
		3,888,318
Healthcare-Services — 1.7%
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A) (a)	1,100,000	977,518
Cigna Group
1.250%, 03/15/26	1,666,000	1,614,719
Elevance Health, Inc.
1.500%, 03/15/26 (a)	3,000,000	2,916,414
HCA, Inc.
5.200%, 06/01/28 (a)	2,600,000	2,632,033
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,735,751
IQVIA, Inc.
6.250%, 02/01/29 (a)	1,000,000	1,041,280
Kedrion SpA
6.500%, 09/01/29 (144A) (a)	200,000	189,286
		11,107,001
Home Builders — 0.2%
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,479,127
Insurance — 3.5%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A)	300,000	312,519
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,100,000	2,128,714
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A)	600,000	579,921
6.750%, 04/15/28 (144A)	500,000	501,955
Athene Global Funding
5.516%, 03/25/27 (144A) (a)	2,000,000	2,032,932
Corebridge Global Funding
5.900%, 09/19/28 (144A)	1,300,000	1,351,875
F&G Annuities & Life, Inc.
6.500%, 06/04/29	300,000	305,375
F&G Global Funding
5.875%, 06/10/27 (144A) (a)	1,600,000	1,632,468
GA Global Funding Trust
3.850%, 04/11/25 (144A)	3,800,000	3,798,970
Security Description	Principal Amount*	Value
Insurance—(Continued)
GA Global Funding Trust
4.400%, 09/23/27 (144A) (a)	2,150,000	$2,137,343
Mutual of Omaha Cos Global Funding
5.350%, 04/09/27 (144A)	2,000,000	2,027,458
New York Life Global Funding
3.600%, 08/05/25 (144A)	3,200,000	3,190,452
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A) (a)	1,150,000	1,165,906
Principal Life Global Funding II
4.600%, 08/19/27 (144A)	450,000	451,025
RGA Global Funding
5.448%, 05/24/29 (144A) (a)	500,000	512,831
		22,129,744
Internet — 0.3%
Netflix, Inc.
3.625%, 06/15/25 (144A)	800,000	797,845
Tencent Holdings Ltd.
1.810%, 01/26/26 (144A)	900,000	880,572
		1,678,417
Leisure Time — 0.0%
Carnival Corp.
5.750%, 03/15/30 (144A) (a)	300,000	298,792
Lodging — 0.4%
Hyatt Hotels Corp.
5.050%, 03/30/28 (a)	1,180,000	1,185,217
Sands China Ltd.
2.300%, 03/08/27	1,200,000	1,136,831
Studio City Finance Ltd.
6.000%, 07/15/25 (144A)	464,000	463,402
		2,785,450
Machinery-Diversified — 0.0%
Esab Corp.
6.250%, 04/15/29 (144A) (a)	200,000	202,919
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	692,000	691,831
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	600,000	581,427
Fox Corp.
3.050%, 04/07/25 (a)	1,700,000	1,699,686
4.709%, 01/25/29 (a)	1,500,000	1,494,704
Paramount Global
7.875%, 07/30/30 (a)	1,500,000	1,647,841
		6,115,489
Mining — 0.4%
Glencore Funding LLC
4.907%, 04/01/28 (144A)	1,110,000	1,114,533
BHFTI-112

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
Rio Tinto Finance USA PLC
4.875%, 03/14/30 (a)	1,105,000	$1,116,359
		2,230,892
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	1,270,464
Oil & Gas — 2.1%
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	1,100,000	1,097,524
Equinor ASA
1.750%, 01/22/26 (a)	1,300,000	1,273,385
2.875%, 04/06/25	4,700,000	4,698,240
Harbour Energy PLC
5.500%, 10/15/26 (144A) (a)	2,200,000	2,197,869
Petroleos Mexicanos
6.875%, 10/16/25 (a)	350,000	349,520
Petronas Capital Ltd.
4.950%, 01/03/31 (144A)	1,455,000	1,460,911
Sunoco LP
7.000%, 05/01/29 (144A)	700,000	716,088
Var Energi ASA
7.500%, 01/15/28 (144A)	1,400,000	1,483,330
		13,276,867
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27 (a)	2,000,000	1,954,332
Schlumberger Holdings Corp.
5.000%, 05/29/27 (144A)	600,000	607,481
		2,561,813
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30 (144A)	510,000	514,088
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	1,100,000	503,426
		1,017,514
Pharmaceuticals — 0.8%
CVS Health Corp.
1.300%, 08/21/27 (a)	1,300,000	1,200,563
4.300%, 03/25/28 (a)	1,600,000	1,580,709
5.000%, 01/30/29 (a)	1,500,000	1,506,985
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	500,000	492,215
		4,780,472
Pipelines — 1.0%
Energy Transfer LP
3.900%, 07/15/26 (a)	1,200,000	1,189,631
Enterprise Products Operating LLC
4.150%, 10/16/28 (a)	2,500,000	2,475,830
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Hess Midstream Operations LP
5.875%, 03/01/28 (144A) (a)	150,000	$150,677
6.500%, 06/01/29 (144A)	100,000	101,988
ONEOK, Inc.
4.850%, 07/15/26 (a)	1,100,000	1,101,212
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A)	600,000	613,099
Williams Cos., Inc.
4.000%, 09/15/25 (a)	500,000	498,593
		6,131,030
Real Estate Investment Trusts — 1.2%
Crown Castle, Inc.
1.050%, 07/15/26	733,000	698,705
3.700%, 06/15/26 (a)	2,367,000	2,338,632
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	1,400,000	1,371,520
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	1,000,000	903,508
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A) (a)	500,000	510,177
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	400,000	378,415
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	1,500,000	1,467,566
		7,668,523
Retail — 0.2%
KSouth Africa Ltd.
3.000%, 12/31/49 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0
O'Reilly Automotive, Inc.
5.750%, 11/20/26 (a)	1,450,000	1,476,581
		1,476,581
Semiconductors — 0.5%
SK Hynix, Inc.
1.500%, 01/19/26 (144A)	3,400,000	3,314,219
Software — 0.2%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	953,842
Telecommunications — 1.0%
AT&T, Inc.
1.650%, 02/01/28 (a)	2,700,000	2,497,666
2.300%, 06/01/27	400,000	382,342
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	300,000	273,519
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	3,034,490
		6,188,017
BHFTI-113

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Trucking & Leasing — 0.3%
SMBC Aviation Capital Finance DAC
5.100%, 04/01/30 (144A)	2,100,000	$2,105,117
Total Corporate Bonds & Notes (Cost $277,155,189)		275,736,117

U.S. Treasury & Government Agencies—22.4%
Agency Sponsored Mortgage-Backed — 9.3%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	2,826,177	2,673,903
3.500%, 10/01/37	2,906,698	2,798,654
6.000%, 02/01/55	9,422,864	9,572,310
Federal Home Loan Mortgage Corp. REMICS
5.240%, SOFR30A + 0.900%, 08/25/54 (b)	2,391,520	2,372,652
5.290%, SOFR30A + 0.950%, 06/25/54 (b)	4,703,187	4,694,317
5.440%, SOFR30A + 1.100%, 02/25/54 (b)	3,202,195	3,210,820
5.440%, SOFR30A + 1.100%, 08/25/54 (b)	2,977,755	2,973,407
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.190%, SOFR30A + 0.850%, 11/25/41 (144A) (b)	194,486	194,230
5.290%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	828,037	826,069
5.340%, SOFR30A + 1.000%, 10/25/44 (144A) (b)	341,821	341,110
5.540%, SOFR30A + 1.200%, 08/25/44 (144A) (b)	2,721,334	2,715,818
6.340%, SOFR30A + 2.000%, 04/25/42 (144A) (b)	709,057	714,313
Federal National Mortgage Association
5.292%, 1Y H15 + 2.168%, 07/01/33 (b)	14,697	14,913
5.357%, 1Y H15 + 2.094%, 03/01/30 (b)	50	49
5.395%, 1Y H15 + 2.270%, 01/01/29 (b)	849	850
5.549%, 1Y H15 + 2.270%, 08/01/30 (b)	6,736	6,772
5.800%, 1Y H15 + 1.675%, 11/01/32 (b)	6,150	6,224
5.845%, 6M RFUCCT + 0.845%, 11/01/33 (b)	263	262
6.040%, 6M RFUCCT + 1.415%, 12/01/32 (b)	31,758	31,806
6.072%, 6M RFUCCT + 1.170%, 03/01/28 (b)	517	515
6.118%, 6M RFUCCT + 1.400%, 03/01/35 (b)	7,792	7,847
6.125%, 6M RFUCCT + 1.375%, 11/01/33 (b)	29	29
6.280%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	675	686
6.290%, 6M RFUCCT + 1.415%, 06/01/32 (b)	5,618	5,642
6.299%, 6M RFUCCT + 1.585%, 03/01/36 (b)	32,522	33,143
6.331%, 6M RFUCCT + 1.430%, 02/01/36 (b)	6,743	6,820
6.356%, 1Y H15 + 2.152%, 12/01/33 (b)	29,461	30,114
6.385%, 1Y RFUCCT + 1.569%, 11/01/36 (b)	181	184
6.405%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	21,853	22,178
6.425%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	24,325	24,840
6.453%, 6M RFUCCT + 1.569%, 12/01/34 (b)	9,194	9,346
6.459%, 1Y H15 + 2.058%, 07/01/33 (b)	9,487	9,621
6.512%, 6M RFUCCT + 1.635%, 03/01/37 (b)	858	887
6.520%, 1Y H15 + 2.270%, 01/01/32 (b)	3,228	3,255
6.525%, 1Y H15 + 2.275%, 06/01/35 (b)	30,549	31,400
6.526%, 1Y RFUCCT + 1.602%, 03/01/33 (b)	8,635	8,763
6.535%, 1Y H15 + 2.285%, 02/01/35 (b)	23,126	23,777
6.540%, 6M RFUCCT + 1.570%, 11/01/35 (b)	18,691	19,190
6.560%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	406	415
6.585%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	8,301	8,476
6.653%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	90,641	92,750
6.728%, 1Y H15 + 2.478%, 04/01/36 (b)	830	859
6.739%, 1Y H15 + 2.182%, 09/01/33 (b)	783	788
6.748%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	7,820	7,947
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.784%, 1Y RFUCCT + 1.621%, 01/01/36 (b)	11,088	$11,280
6.803%, 6M RFUCCT + 1.701%, 04/01/36 (b)	8,987	9,168
6.828%, 1Y RFUCCT + 1.709%, 09/01/35 (b)	461,534	477,242
6.828%, 1Y RFUCCT + 1.828%, 03/01/36 (b)	11,574	11,790
6.849%, 1Y H15 + 2.228%, 09/01/36 (b)	191	197
6.856%, 6M RFUCCT + 2.106%, 09/01/33 (b)	15,045	15,129
6.913%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,354	1,362
6.933%, 1Y H15 + 2.177%, 11/01/35 (b)	447,117	460,887
6.998%, 1Y H15 + 1.998%, 10/01/32 (b)	7,383	7,479
7.005%, 1Y H15 + 1.943%, 08/01/29 (b)	81	82
7.025%, 6M RFUCCT + 2.275%, 08/01/32 (b)	1,786	1,821
7.038%, 6M RFUCCT + 1.538%, 09/01/35 (b)	3,778	3,810
7.041%, 1Y H15 + 2.360%, 11/01/34 (b)	503,769	524,501
7.047%, 1Y RFUCCT + 1.677%, 11/01/36 (b)	377,463	386,637
7.062%, 6M RFUCCT + 1.937%, 06/01/28 (b)	341	344
7.120%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,574	2,588
7.125%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	12,034	12,170
7.136%, 1Y H15 + 2.348%, 01/01/32 (b)	120	122
7.185%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	80,619	82,371
7.224%, 1Y RFUCCT + 1.724%, 10/01/36 (b)	872	893
7.250%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	9,088	9,204
7.258%, 1Y H15 + 2.244%, 03/01/38 (b)	3,003	3,066
7.265%, 1Y RFUCCT + 1.765%, 10/01/33 (b)	10,333	10,468
7.275%, 1Y H15 + 2.150%, 08/01/33 (b)	30,701	31,460
7.326%, 1Y H15 + 2.471%, 07/01/28 (b)	215	216
7.348%, 1Y H15 + 2.223%, 07/01/35 (b)	5,222	5,405
7.360%, 1Y H15 + 2.478%, 09/01/33 (b)	252	253
7.371%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	131,641	135,576
7.375%, 6M RFUCCT + 2.250%, 10/01/33 (b)	13,244	13,344
7.395%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	1,115	1,143
7.415%, 1Y H15 + 2.290%, 08/01/32 (b)	999	1,020
7.415%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	1,991	2,026
7.436%, 1Y RFUCCT + 1.682%, 05/01/33 (b)	2,563	2,584
7.444%, 1Y RFUCCT + 1.694%, 08/01/37 (b)	2,710	2,786
7.467%, 1Y RFUCCT + 1.502%, 07/01/33 (b)	20,891	21,174
7.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	23,973	24,345
7.594%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	584	601
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.286%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	544,948	543,924
5.336%, SOFR30A + 1.000%, 02/25/45 (144A) (b)	320,694	320,385
5.340%, SOFR30A + 1.000%, 07/25/44 (144A) (b)	693,037	691,973
5.390%, SOFR30A + 1.050%, 09/25/44 (144A) (b)	450,160	449,217
5.440%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	836,416	835,183
5.486%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	939,153	937,780
5.540%, SOFR30A + 1.200%, 01/25/42 (144A) (b)	240,756	241,059
5.840%, SOFR30A + 1.500%, 10/25/43 (144A) (b)	2,582,319	2,584,357
8.454%, SOFR30A + 4.114%, 05/25/25 (b)	538,622	541,079
9.454%, SOFR30A + 5.114%, 07/25/25 (b)	493,286	500,683
11.404%, SOFR30A + 7.064%, 08/25/28 (b)	347,839	361,024
Federal National Mortgage Association REMICS
5.290%, SOFR30A + 0.950%, 01/25/54 (b)	2,010,838	2,009,696
5.290%, SOFR30A + 0.950%, 11/25/54 (b)	6,100,708	6,080,740
5.310%, SOFR30A + 0.970%, 08/25/54 (b)	3,894,554	3,887,727
BHFTI-114

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association REMICS
5.490%, SOFR30A + 1.150%, 12/25/53 (b)	3,131,963	$3,145,713
		58,903,035
U.S. Treasury — 13.1%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (a) (f)	8,598,597	8,538,474
U.S. Treasury Notes
0.500%, 08/31/27 (g)	10,000,000	9,224,219
0.750%, 08/31/26	23,000,000	21,990,156
2.000%, 11/15/26	11,300,000	10,957,469
3.750%, 08/31/26	4,000,000	3,987,812
3.750%, 12/31/28	16,000,000	15,905,626
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/27 (a)	14,400,000	12,981,062
		83,584,818
Total U.S. Treasury & Government Agencies (Cost $142,494,739)		142,487,853

Asset-Backed Securities—18.4%
Asset-Backed - Automobile — 4.5%
Ford Credit Auto Owner Trust
5.090%, 12/15/28	2,330,000	2,354,611
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	4,000,000	4,022,758
5.330%, 03/16/27	455,189	456,278
5.780%, 08/16/28	2,590,000	2,623,729
Honda Auto Receivables Owner Trust
5.360%, 09/15/26	1,067,111	1,069,152
5.410%, 02/18/28	2,960,000	2,984,162
5.670%, 06/21/28	2,250,000	2,277,106
Hyundai Auto Receivables Trust
4.990%, 02/15/29	1,230,000	1,241,262
5.480%, 04/17/28	1,250,000	1,259,987
5.800%, 01/15/27	1,046,701	1,049,186
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	4,563,688	4,572,298
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	2,330,000	2,343,242
5.330%, 01/16/29	2,730,000	2,768,662
		29,022,433
Asset-Backed - Credit Card — 5.9%
American Express Credit Account Master Trust
3.390%, 05/15/27	3,900,000	3,893,879
3.750%, 08/15/27	5,496,000	5,478,462
4.870%, 05/15/28	3,620,000	3,640,086
BA Credit Card Trust
3.530%, 11/15/27	1,200,000	1,197,466
4.980%, 11/15/28	2,000,000	2,020,794
5.000%, 04/15/28	4,000,000	4,011,795
Capital One Multi-Asset Execution Trust
3.490%, 05/15/27	5,720,000	5,712,444
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—(Continued)
Chase Issuance Trust
3.970%, 09/15/27	2,047,000	$2,041,429
Discover Card Execution Note Trust
3.560%, 07/15/27	5,710,000	5,691,628
4.930%, 06/15/28	3,620,000	3,645,210
		37,333,193
Asset-Backed - Other — 8.0%
Allegro CLO VII Ltd.
5.432%, 3M TSFR + 1.130%, 06/13/31 (144A) (b)	1,322,341	1,321,306
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	2,041,699	2,037,314
Apidos CLO XXXII Ltd.
5.390%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	1,410,000	1,406,622
Barings CLO Ltd.
5.452%, 3M TSFR + 1.150%, 10/15/30 (144A) (b)	2,978,275	2,975,344
BlueMountain CLO Ltd.
5.523%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	2,227,262	2,228,536
Buckhorn Park CLO Ltd.
5.363%, 3M TSFR + 1.070%, 07/18/34 (144A) (b)	900,000	897,300
Carlyle Global Market Strategies CLO Ltd.
5.513%, 3M TSFR + 1.220%, 07/20/32 (144A) (b)	2,651,403	2,651,010
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,142,304	1,127,225
Cook Park CLO Ltd.
5.685%, 3M TSFR + 1.382%, 04/17/30 (144A) (b)	1,500,000	1,500,761
Countrywide Asset-Backed Certificates Trust
5.185%, 1M TSFR + 0.864%, 03/25/34 (b)	25,099	25,604
Dryden 68 CLO Ltd.
5.402%, 3M TSFR + 1.100%, 07/15/35 (144A) (b)	2,250,000	2,241,983
Elevation CLO Ltd.
5.242%, 3M TSFR + 0.920%, 10/20/31 (144A) (b)	1,202,000	1,198,890
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	1,293,722	1,267,370
Flatiron CLO 28 Ltd.
5.622%, 3M TSFR + 1.320%, 07/15/36 (144A) (b)	3,610,000	3,611,408
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.373%, 3M TSFR + 1.080%, 10/20/34 (144A) (b)	3,200,000	3,194,576
Home Partners of America Trust
2.649%, 01/17/41 (144A)	479,267	439,772
JP Morgan Mortgage Trust
5.544%, SOFR30A + 1.200%, 02/25/55 (144A) (b)	686,932	686,929
Madison Park Funding XLV Ltd.
5.382%, 3M TSFR + 1.080%, 07/15/34 (144A) (b)	2,500,000	2,489,980
Madison Park Funding XXIV Ltd.
5.413%, 3M TSFR + 1.120%, 10/20/29 (144A) (b)	1,445,924	1,445,904
Marble Point CLO XV Ltd.
5.330%, 3M TSFR + 1.040%, 07/23/32 (144A) (b)	764,401	763,047
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	5,010,000	4,675,275
Octagon 58 Ltd.
6.652%, 3M TSFR + 2.350%, 07/15/37 (144A) (b)	3,000,000	3,000,000
Octagon Investment Partners 35 Ltd.
5.655%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	600,000	600,147
RAAC Trust
5.135%, 1M TSFR + 0.814%, 03/25/34 (b)	37,667	37,354
BHFTI-115

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
RR 14 Ltd.
5.684%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	$5,387,081
Sound Point CLO XXII Ltd.
5.323%, 3M TSFR + 1.030%, 01/20/32 (144A) (b)	1,367,656	1,364,343
Symphony CLO XXIII Ltd.
5.216%, 3M TSFR + 0.900%, 01/15/34 (144A) (b)	1,407,000	1,398,669
THL Credit Wind River CLO Ltd.
5.362%, 3M TSFR + 1.060%, 04/15/31 (144A) (b)	840,959	839,642
		50,813,392
Total Asset-Backed Securities (Cost $117,231,948)		117,169,018

Mortgage-Backed Securities—7.0%
Collateralized Mortgage Obligations — 4.8%
Adjustable Rate Mortgage Trust
5.429%, 02/25/35 (b)	335,178	333,055
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	697,405	664,763
6.191%, 03/25/64 (144A) (h)	1,146,328	1,155,276
6.285%, 02/25/64 (144A) (h)	325,739	328,336
6.394%, 10/25/63 (144A) (h)	841,959	848,961
6.435%, 05/25/63 (144A) (h)	1,863,744	1,875,008
6.505%, 06/25/63 (144A) (h)	177,025	178,304
6.602%, 09/25/63 (144A) (h)	332,592	335,509
CHL Mortgage Pass-Through Trust
5.448%, 07/25/34 (b)	146,987	140,637
COLT Mortgage Loan Trust
4.301%, 03/25/67 (144A) (b)	797,798	788,246
5.835%, 02/25/69 (144A) (h)	1,010,737	1,013,103
5.903%, 12/25/68 (144A) (h)	400,153	402,710
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 01/25/38	33,675	19,378
Cross Mortgage Trust
6.085%, 12/25/68 (144A) (h)	782,262	786,154
HOMES Trust
5.915%, 07/25/69 (144A) (h)	383,516	385,140
Imperial Fund Mortgage Trust
5.941%, 02/25/68 (144A) (h)	639,798	640,616
JP Morgan Mortgage Trust
2.500%, 06/25/52 (144A) (b)	649,215	574,065
Merrill Lynch Mortgage Investors Trust
5.175%, 1M TSFR + 0.854%, 03/25/28 (b)	37,840	37,343
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (b)	268,086	264,410
3.500%, 04/25/66 (144A) (b)	867,472	847,838
Morgan Stanley Residential Mortgage Loan Trust
5.690%, SOFR30A + 1.350%, 09/25/54 (144A) (b)	1,027,772	1,029,333
6.152%, 12/25/68 (144A) (h)	1,070,193	1,078,068
New York Mortgage Trust
5.110%, 1M TSFR + 0.789%, 02/25/36 (b)	29,963	29,322
OBX Trust
2.500%, 10/25/51 (144A) (b)	256,169	227,780
5.085%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	224,255	219,250
5.928%, 11/25/63 (144A) (h)	526,311	528,169
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust
6.067%, 01/25/64 (144A) (h)	368,450	$370,633
6.129%, 12/25/63 (144A) (h)	566,289	570,044
6.233%, 05/25/64 (144A) (h)	975,278	986,915
6.465%, 10/25/63 (144A) (h)	1,590,768	1,607,423
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	489,709	432,186
PSMC Trust
2.500%, 08/25/51 (144A) (b)	2,421,347	2,152,677
Sequoia Mortgage Trust
5.074%, 1M TSFR + 0.754%, 11/20/34 (b)	83,683	78,510
Station Place Securitization Trust
5.219%, 1M TSFR + 0.900%, 06/22/25 (144A) (b)	1,800,000	1,800,043
5.222%, 1M TSFR + 0.900%, 10/27/25 (144A) (b)	1,800,000	1,798,429
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,207,608	1,132,044
3.750%, 03/25/58 (144A) (b)	284,881	274,373
3.750%, 05/25/58 (144A) (b)	1,448,837	1,414,049
Verus Securitization Trust
6.095%, 02/25/69 (144A) (h)	223,466	225,446
6.218%, 06/25/69 (144A) (h)	607,886	615,231
6.338%, 04/25/69 (144A) (h)	781,426	791,225
6.665%, 09/25/68 (144A) (h)	188,292	190,125
6.876%, 11/25/68 (144A) (b)	579,568	587,599
WaMu Mortgage Pass-Through Certificates Trust
4.895%, 1M TSFR + 0.574%, 04/25/45 (b)	375,478	381,192
		30,138,918
Commercial Mortgage-Backed Securities — 2.2%
BX Commercial Mortgage Trust
5.134%, 1M TSFR + 0.814%, 09/15/36 (144A) (b)	1,950,000	1,932,938
BX Mortgage Trust
5.123%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,623,329
BX Trust
5.810%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	2,048,608	2,048,635
Citigroup Commercial Mortgage Trust
2.450%, 07/10/49	447,449	436,633
CSAIL Commercial Mortgage Trust
1.089%, 03/15/53 (b) (i)	14,415,020	574,805
3.718%, 08/15/48	501,513	499,321
3.849%, 06/15/57 (b)	401,000	396,089
GS Mortgage Securities Trust
0.621%, 02/13/53 (b) (i)	26,999,669	640,389
3.050%, 05/10/49	320,000	314,123
JPMBB Commercial Mortgage Securities Trust
3.576%, 03/17/49	1,043,000	1,029,669
3.800%, 01/15/48	82,557	81,327
3.801%, 08/15/48	755,411	750,370
Morgan Stanley Bank of America Merrill Lynch Trust
3.994%, 12/15/49 (b)	602,000	587,935
4.068%, 12/15/47	355,000	351,016
Morgan Stanley Capital I Trust
4.018%, 05/15/48 (b)	601,000	597,560
Wells Fargo Commercial Mortgage Trust
1.025%, 10/15/52 (b) (i)	15,214,653	588,145
3.695%, 11/15/48	380,000	377,176
BHFTI-116

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
4.727%, 01/15/59 (b)	321,000	$316,179
		14,145,639
Total Mortgage-Backed Securities (Cost $44,869,036)		44,284,557

Floating Rate Loans (j)—4.1%
Aerospace/Defense — 0.1%
Barnes Group, Inc.
2025 Term Loan B, 7.322%, 1M TSFR + 3.000%, 01/27/32	250,000	248,371
Cobham Ultra SeniorCo SARL
USD Term Loan B, 08/03/29 (k)	249,375	248,790
		497,161
Airlines — 0.1%
American Airlines, Inc.
2023 1st Lien Term Loan, 6.507%, 6M TSFR + 2.250%, 06/04/29	238,600	235,568
AS Mileage Plan IP Ltd.
Term Loan B, 6.293%, 3M TSFR + 2.000%, 10/15/31	136,605	136,759
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.297%, 3M TSFR + 2.000%, 02/22/31	199,393	199,237
WestJet Loyalty LP
Term Loan B, 7.549%, 3M TSFR + 3.250%, 02/14/31	237,600	229,581
		801,145
Apparel — 0.0%
Hanesbrands, Inc.
2025 Term Loan B, 7.075%, 1M TSFR + 2.750%, 03/07/32	191,523	191,763
Auto Parts & Equipment — 0.1%
Clarios Global LP
2025 USD Term Loan B, 7.075%, 1M TSFR + 2.750%, 01/28/32	259,980	257,056
First Brands Group LLC
2021 Term Loan, 9.561%, 3M TSFR + 5.000%, 03/30/27	153,617	142,959
		400,015
Beverages — 0.1%
Triton Water Holdings, Inc.
2025 Term Loan B, 6.549%, 3M TSFR + 2.250%, 03/31/28	341,228	340,801
Building Materials — 0.1%
EMRLD Borrower LP
2024 Term Loan B, 6.799%, 3M TSFR + 2.500%, 08/04/31	70,651	70,114
Term Loan B, 6.933%, 6M TSFR + 2.500%, 05/31/30	239,334	236,941
Knife River Holdco
Term Loan, 6.292%, 3M TSFR + 2.000%, 02/20/32	19,100	19,124
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.575%, 1M TSFR + 2.250%, 03/19/29	249,370	247,375
2025 Term Loan B, 6.575%, 1M TSFR + 2.250%, 02/10/32	89,655	88,823
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Watlow Electric Manufacturing Co.
Term Loan B, 03/02/28 (k)	191,764	$191,643
		854,020
Chemicals — 0.1%
A-AP Buyer, Inc.
Term Loan B, 7.075%, 1M TSFR + 2.750%, 09/09/31	100,942	101,068
Albaugh LLC
2022 Term Loan B, 8.063%, 3M TSFR + 3.750%, 04/06/29	79,386	77,435
Fortis 333, Inc.
USD Term Loan B, 02/06/32 (k)	43,860	43,585
Illuminate Buyer LLC
2024 1st Lien Term Loan B, 7.325%, 1M TSFR + 3.000%, 12/31/29	59,471	59,389
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 8.675%, 1M TSFR + 4.250%, 04/02/29	340,351	330,141
Lonza Group AG
USD Term Loan B, 07/03/28 (k)	249,375	229,893
		841,511
Commercial Services — 0.5%
Albion Financing 3 SARL
2025 USD Term Loan B, 7.302%, 3M TSFR + 3.000%, 08/16/29	28,223	28,470
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.175%, 1M TSFR + 3.750%, 05/12/28	260,719	260,719
APi Group DE, Inc.
2025 Term Loan, 01/03/29 (k)	250,000	249,453
Boost Newco Borrower LLC
2025 USD Term Loan B, 6.299%, 3M TSFR + 2.000%, 01/31/31	250,000	248,828
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.075%, 1M TSFR + 2.750%, 01/31/31	250,000	247,031
Cimpress PLC
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 05/17/28	149,624	146,445
Creative Artists Agency LLC
2024 1st Lien Term Loan B, 7.075%, 1M TSFR + 2.750%, 10/01/31	249,375	249,130
EAB Global, Inc.
2021 Term Loan, 7.325%, 1M TSFR + 3.000%, 08/16/30	237,600	231,363
Garda World Security Corp.
2025 Term Loan B, 7.322%, 1M TSFR + 3.000%, 02/01/29	250,000	249,375
Nuvei Technologies Corp.
2024 Term Loan B1, 7.325%, 1M TSFR + 3.000%, 11/15/31	245,508	244,664
PG Investment Co. 59 SARL
Term Loan B, 7.299%, 3M TSFR + 3.000%, 03/26/31	82,970	83,113
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, 03/07/32 (k)	250,000	247,500
TTF Holdings LLC
2024 Term Loan, 8.002%, 6M TSFR + 3.750%, 07/18/31	84,519	84,308
Veritiv Corp.
Term Loan B, 11/30/30 (k)	242,285	241,770
BHFTI-117

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.825%, 1M TSFR + 2.500%, 01/30/31	247,012	$243,718
		3,055,887
Computers — 0.2%
Clover Holdings 2 LLC
Term Loan B, 8.295%, 3M TSFR + 4.000%, 12/09/31	47,506	47,298
Fortress Intermediate 3, Inc.
Term Loan B, 8.075%, 1M TSFR + 3.750%, 06/27/31	43,708	43,708
Imprivata, Inc.
2024 Term Loan, 7.791%, 3M TSFR + 3.500%, 12/01/27	57,303	57,402
Kaseya, Inc.
2025 1st Lien Term Loan B, 03/22/32 (k)	248,319	247,046
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.323%, 1M TSFR + 3.000%, 03/01/29	249,375	238,153
Nielsen Consumer, Inc.
2025 USD Term Loan, 7.825%, 1M TSFR + 3.500%, 03/06/28	250,000	249,453
World Wide Technology Holding Co. LLC
2024 Term Loan B, 6.575%, 1M TSFR + 2.250%, 03/01/30	26,250	26,381
		909,441
Distribution/Wholesale — 0.0%
Core & Main LP
2024 Term Loan B, 6.270%, 6M TSFR + 2.000%, 07/27/28	146,819	146,819
Diversified Financial Services — 0.2%
Citadel Securities LP
2024 First Lien Term Loan, 6.325%, 1M TSFR + 2.000%, 10/31/31	375,556	375,530
Corpay Technologies Operating Co. LLC
Term Loan B5, 6.075%, 1M TSFR + 1.750%, 04/28/28	31,835	31,825
CPI Holdco B LLC
2024 Incremental Term Loan B, 6.575%, 1M TSFR + 2.250%, 05/17/31	250,000	248,750
Edelman Financial Center LLC
2024 Term Loan, 7.325%, 1M TSFR + 3.000%, 04/07/28	331,764	331,064
Jane Street Group LLC
2024 Term Loan B1, 6.313%, 3M TSFR + 2.000%, 12/15/31	246,778	244,427
		1,231,596
Electric — 0.0%
Calpine Construction Finance Co. LP
2023 Refinancing Term Loan B, 6.325%, 1M TSFR + 2.000%, 07/31/30	100,000	99,808
Calpine Corp.
2024 Term Loan B10, 6.075%, 1M TSFR + 1.750%, 01/31/31	149,624	149,207
		249,015
Electronics — 0.0%
Minimax Viking GmbH
2025 USD Term Loan B, 02/20/32 (k)	22,671	22,629
Security Description	Principal Amount*	Value

Electronics—(Continued)
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 7.049%, 3M TSFR + 2.750%, 11/22/29	249,125	$248,253
		270,882
Engineering & Construction — 0.1%
Brand Industrial Services, Inc.
2024 Term Loan B, 8.791%, 3M TSFR + 4.500%, 08/01/30	249,370	236,715
Chromalloy Corp.
2024 Term Loan B, 8.060%, 3M TSFR + 3.750%, 03/27/31	119,100	118,852
Construction Partners, Inc.
Term Loan B, 6.827%, 1M TSFR + 2.500%, 11/03/31	20,427	20,375
Radar Bidco SARL
2024 USD Term Loan, 8.044%, 3M TSFR + 3.750%, 04/04/31	83,540	84,141
		460,083
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 7.802%, 3M TSFR + 3.250%, 10/02/28	98,448	88,050
Banijay Entertainment SAS
2025 USD Term Loan B3, 7.075%, 1M TSFR + 2.750%, 03/01/28	44,314	44,323
Caesars Entertainment, Inc.
Term Loan B, 6.563%, 3M TSFR + 2.250%, 02/06/30	86,543	86,489
Flutter Financing BV
2024 Term Loan B, 6.049%, 3M TSFR + 1.750%, 11/30/30	249,369	248,901
GVC Holdings Ltd.
2024 USD Term Loan B3, 7.053%, 3M TSFR + 2.750%, 10/31/29	99,250	99,461
Scientific Games Holdings LP
2024 USD Term Loan B, 7.296%, 3M TSFR + 3.000%, 04/04/29	266,737	265,376
		832,600
Environmental Control — 0.0%
Madison IAQ LLC
Term Loan, 6.762%, 6M TSFR + 2.500%, 06/21/28	250,000	247,625
Food — 0.1%
Aspire Bakeries Holdings LLC
Term Loan, 8.575%, 1M TSFR + 4.250%, 12/13/30	87,792	88,176
Froneri Lux Finco SARL
2024 USD Term Loan B4, 6.237%, 6M TSFR + 2.000%, 09/17/31	233,577	232,277
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.546%, 3M TSFR + 3.250%, 04/01/29	247,153	245,962
Simply Good Foods USA, Inc.
2023 Term Loan B, 6.325%, 1M TSFR + 2.000%, 03/17/27	11,927	12,004
		578,419
Food Service — 0.0%
Aramark Services, Inc.
2024 Term Loan B8, 6.325%, 1M TSFR + 2.000%, 06/22/30	23,073	23,101
BHFTI-118

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Food Service—(Continued)
Golden State Foods LLC
Term Loan B, 8.564%, 1M TSFR + 4.250%, 12/04/31	67,459	$67,797
		90,898
Healthcare-Products — 0.1%
Bausch & Lomb Corp.
Term Loan, 7.672%, 1M TSFR + 3.250%, 05/10/27	246,828	246,188
Medline Borrower LP
2024 USD Add-on Term Loan B, 6.575%, 1M TSFR + 2.250%, 10/23/28	131,918	131,814
		378,002
Healthcare-Services — 0.1%
ADMI Corp.
2021 Term Loan B2, 7.814%, 1M TSFR + 3.375%, 12/23/27	249,351	246,857
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.572%, 1M TSFR + 4.250%, 02/11/28	77,592	77,253
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 02/21/31	99,251	98,968
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.687%, 1M TSFR + 4.250%, 10/01/28	246,803	242,561
		665,639
Holding Companies-Diversified — 0.1%
First Eagle Investment Management LLC
2024 Term Loan B2, 7.299%, 3M TSFR + 3.000%, 03/05/29	237,600	237,767
Forward Air Corp.
Term Loan B, 8.791%, 3M TSFR + 4.500%, 12/19/30	250,000	243,385
		481,152
Home Builders — 0.0%
Tecta America Corp.
2025 Term Loan B, 7.325%, 1M TSFR + 3.000%, 02/18/32	71,428	70,915
Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.323%, 1M TSFR + 3.000%, 07/31/28	454,670	450,929
Housewares — 0.0%
Hunter Douglas, Inc.
2025 USD Term Loan B, 7.549%, 3M TSFR + 3.250%, 01/20/32	224,962	216,526
Insurance — 0.3%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.069%, 1M TSFR + 2.750%, 09/19/31	249,374	247,830
AmWINS Group, Inc.
2025 Term Loan B, 6.575%, 1M TSFR + 2.250%, 01/30/32	261,722	259,853
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.825%, 1M TSFR + 3.500%, 02/14/31	208,885	209,342
Asurion LLC
2021 Second Lien Term Loan B4, 9.689%, 1M TSFR + 5.250%, 01/20/29	144,707	134,759
2023 Term Loan B11, 8.675%, 1M TSFR + 4.250%, 08/19/28	246,851	244,938
Security Description	Principal Amount*	Value

Insurance—(Continued)
BroadStreet Partners, Inc.
2024 Term Loan B4, 7.325%, 1M TSFR + 3.000%, 06/13/31	238,200	$236,384
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.313%, 3M TSFR + 3.000%, 07/31/31	221,377	220,768
		1,553,874
Internet — 0.1%
CNT Holdings I Corp.
2025 Term Loan, 6.802%, 3M TSFR + 2.500%, 11/08/32	100,000	99,488
GoodRx, Inc.
2024 USD Term Loan B, 07/10/29 (k)	249,375	249,193
MH Sub I LLC
2023 Term Loan, 8.575%, 1M TSFR + 4.250%, 05/03/28	147,374	140,834
2024 Term Loan B4, 8.575%, 1M TSFR + 4.250%, 12/31/31	99,742	91,662
		581,177
Investment Companies — 0.0%
AAL Delaware Holdco, Inc.
2025 Term Loan, 7.075%, 1M TSFR + 2.750%, 07/30/31	51,689	51,430
Leisure Time — 0.1%
GBT U.S. III LLC
2025 Term Loan B, 6.802%, 3M TSFR + 2.500%, 07/28/31	290,753	289,784
Horizon U.S. Finco LP
Term Loan B, 8.671%, 3M TSFR + 4.250%, 10/31/31	250,000	237,813
		527,597
Machinery-Construction & Mining — 0.0%
WEC U.S. Holdings Ltd.
2024 Term Loan, 01/27/31 (k)	250,000	247,902
Machinery-Diversified — 0.1%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.425%, 1M TSFR + 4.000%, 03/25/31	90,225	86,786
CPM Holdings, Inc.
2023 Term Loan, 8.823%, 1M TSFR + 4.500%, 09/28/28	237,594	234,129
Crown Equipment Corp.
2025 Term Loan B, 10/10/31 (k)	250,000	249,687
		570,602
Media — 0.1%
Charter Communications Operating LLC
2024 Term Loan B5, 6.560%, 3M TSFR + 2.250%, 12/15/31	249,375	248,829
Gray Television, Inc.
2021 Term Loan D, 7.437%, 1M TSFR + 3.000%, 12/01/28	290,218	266,871
		515,700
Metal Fabricate/Hardware — 0.1%
Crosby U.S. Acquisition Corp.
2024 1st Lien Term Loan B, 7.825%, 1M TSFR + 3.500%, 08/16/29	99,084	99,233
Zekelman Industries, Inc.
2024 Term Loan B, 6.571%, 1M TSFR + 2.250%, 01/24/31	237,600	238,491
		337,724
BHFTI-119

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas — 0.0%
Hilcorp Energy I LP
Term Loan B, 6.322%, 1M TSFR + 2.000%, 02/11/30	114,286	$114,571
Oil & Gas Services — 0.0%
Star Holding LLC
2024 1st Lien Term Loan B, 07/31/31 (k)	250,000	244,875
Pharmaceuticals — 0.1%
Jazz Financing Lux SARL
2024 1st Lien Term Loan B, 6.575%, 1M TSFR + 2.250%, 05/05/28	160,294	160,457
Organon & Co.
2024 USD Term Loan, 6.572%, 1M TSFR + 2.250%, 05/19/31	238,839	236,152
		396,609
Pipelines — 0.1%
EPIC Crude Services LP
2024 Term Loan B, 7.302%, 3M TSFR + 3.000%, 10/15/31	149,533	149,751
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 6.569%, 1M TSFR + 2.250%, 10/05/28	158,004	158,185
UGI Energy Services LLC
2024 Term Loan B, 6.825%, 1M TSFR + 2.500%, 02/22/30	167,302	167,442
		475,378
Real Estate — 0.1%
CoreLogic, Inc.
Term Loan, 7.939%, 1M TSFR + 3.500%, 06/02/28	249,354	245,068
Cushman & Wakefield U.S. Borrower LLC
2024 Tranche 2 Incremental Term Loan, 7.575%, 1M TSFR + 3.250%, 01/31/30	233,400	234,056
		479,124
Retail — 0.4%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 6.075%, 1M TSFR + 1.750%, 09/20/30	249,372	247,470
Dave & Buster's, Inc.
2024 Term Loan B, 7.563%, 3M TSFR + 3.250%, 06/29/29	250,000	224,875
Flynn Restaurant Group LP
2025 Incremental Term Loan, 8.075%, 1M TSFR + 3.750%, 01/28/32	214,619	210,058
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 10.425%, 1M TSFR + 6.000%, 10/07/26	215,807	146,749
Great Outdoors Group LLC
2025 Term Loan B, 7.575%, 1M TSFR + 3.250%, 01/23/32	210,090	210,011
Highline Aftermarket Acquisition LLC
2025 Term Loan B, 7.825%, 1M TSFR + 3.500%, 02/19/30	243,650	244,412
IRB Holding Corp.
2024 1st Lien Term Loan B, 6.825%, 1M TSFR + 2.500%, 12/15/27	199,250	198,145
Kodiak Building Partners, Inc.
2024 Term Loan B, 8.046%, 3M TSFR + 3.750%, 12/04/31	250,000	240,417
Peer Holding III BV
2024 USD Term Loan B5, 6.799%, 3M TSFR + 2.500%, 07/01/31	102,220	102,199
2025 USD Term Loan B5B, 07/01/31 (k)	76,336	76,352
Security Description	Principal Amount*	Value

Retail—(Continued)
Petco Health & Wellness Co., Inc.
2021 Term Loan B, 7.811%, 3M TSFR + 3.250%, 03/03/28	250,000	$228,264
Restoration Hardware, Inc.
2022 Incremental Term Loan, 10/20/28 (k)	250,000	242,991
Specialty Building Products Holdings LLC
2021 Term Loan B, 10/15/28 (k)	249,496	238,581
Whatabrands LLC
2024 1st Lien Term Loan B, 6.825%, 1M TSFR + 2.500%, 08/03/28	56,446	56,263
White Cap Buyer LLC
2024 Term Loan B, 7.575%, 1M TSFR + 3.250%, 10/19/29	138,706	134,770
		2,801,557
Software — 0.3%
Adeia, Inc.
2025 Repriced Term Loan, 6.825%, 1M TSFR + 2.500%, 06/08/28	201,022	200,520
Ascend Learning LLC
2025 Repriced Term Loan B, 7.325%, 1M TSFR + 3.000%, 12/11/28	98,566	97,488
Central Parent, Inc.
2024 Term Loan B, 7.549%, 3M TSFR + 3.250%, 07/06/29	269,024	231,136
Cloudera, Inc.
2021 Term Loan, 8.175%, 1M TSFR + 3.750%, 10/08/28	249,357	245,929
ConnectWise LLC
2021 Term Loan B, 8.061%, 3M TSFR + 3.500%, 09/29/28	90,210	90,255
Flash Charm, Inc.
2024 Term Loan, 7.791%, 3M TSFR + 3.500%, 03/02/28	249,372	231,355
Playtika Holding Corp.
2021 Term Loan B1, 03/13/28 (k)	250,000	247,469
Polaris Newco LLC
USD Term Loan B, 8.302%, 3M TSFR + 3.750%, 06/02/28	35,144	33,691
Rocket Software, Inc.
2023 USD Term Loan B, 8.575%, 1M TSFR + 4.250%, 11/28/28	261,963	261,724
Skopima Merger Sub, Inc.
2024 Repriced Term Loan, 8.075%, 1M TSFR + 3.750%, 05/15/28	249,375	247,950
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 11/26/31 (k)	250,000	249,750
		2,137,267
Telecommunications — 0.0%
CCI Buyer, Inc.
Term Loan, 8.299%, 3M TSFR + 4.000%, 12/17/27	246,787	247,327
Transportation — 0.1%
First Student Bidco, Inc.
2024 1st Lien Term Loan B, 6.799%, 3M TSFR + 2.500%, 07/21/28	190,237	190,118
2024 Term Loan C, 6.799%, 3M TSFR + 2.500%, 07/21/28	58,185	58,149
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.575%, 1M TSFR + 3.250%, 01/25/29	258,701	257,731
BHFTI-120

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*/ Shares	Value

Transportation—(Continued)
Worldwide Express Operations LLC
2024 Term Loan B, 8.299%, 3M TSFR + 4.000%, 07/26/28	268,997	$265,802
		771,800
Total Floating Rate Loans (Cost $26,694,238)		26,317,358

Municipals—1.7%
Curators of the University of Missouri
2.012%, 11/01/27	2,000,000	1,893,350
Empire State Development Corp.
2.250%, 03/15/26	5,950,000	5,842,058
Golden State Tobacco Securitization Corp.
3.850%, 06/01/50	1,605,000	1,477,017
Texas State University System
2.351%, 03/15/26	1,385,000	1,362,894
Total Municipals (Cost $10,909,245)		10,575,319

Foreign Government—0.2%
Electric — 0.1%
Korea Electric Power Corp.
5.375%, 04/06/26 (144A)	800,000	807,595
Sovereign — 0.1%
Peru Government International Bonds
2.783%, 01/23/31 (a)	600,000	525,540
Total Foreign Government (Cost $1,429,896)		1,333,135

Escrow Shares—0.0%
Oil & Gas — 0.0%
Sanchez Energy Corp. (c) (Cost $1,200,000)	1,200,000	18,000

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (l)	40,457	0
KSouth Africa Ltd. - Class A (d) (e) (l)	8,217,950	0
KSouth Africa Ltd. - Class B (d) (e) (l)	817,800	0
Party City Holdco, Inc. (d) (e) (l)	8	0
Total Common Stocks (Cost $487,730)		0

Short-Term Investments—6.0%
Discount Note—2.6%
Federal Home Loan Bank
Zero Coupon, 04/01/25 (m)	16,635,000	16,633,050
Security Description	Principal Amount*	Value
Repurchase Agreement—3.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $21,742,450; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $22,175,445	21,740,487	$21,740,487
Total Short-Term Investments (Cost $38,375,487)		38,373,537

Securities Lending Reinvestments (n)—12.3%
Certificates of Deposit—0.6%
Bank of America NA
4.560%, SOFR + 0.200%, 07/09/25 (b)	2,000,000	2,000,106
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	999,999
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
		3,994,995
Commercial Paper—0.5%
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
		2,981,141
Repurchase Agreements—8.3%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $11,001,369; collateralized by various Common Stock with an aggregate market value of $12,245,782	11,000,000	11,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $1,800,219; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $1,838,135	1,800,000	1,800,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $7,000,848; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $7,140,865	7,000,000	7,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $2,050,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $2,040,200	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $12,210,580; collateralized by various Common Stock with an aggregate market value of $13,604,258	12,200,000	12,200,000
BHFTI-121

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (n)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	$2,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $250,030; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $255,031	250,000	250,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $204,000	200,000	200,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $3,500,436; collateralized by various Common Stock with an aggregate market value of $3,902,923	3,500,000	3,500,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $13,001,600; collateralized by various Common Stock with an aggregate market value of $14,301,761	13,000,000	13,000,000
		52,950,000
Time Deposit—0.5%
Banco Santander SA
4.320%, 04/01/25	3,079,426	3,079,426

Mutual Funds—2.4%
Allspring Government Money Market Fund, Select Class, 4.270% (o)	4,000,000	4,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (o)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (o)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (o)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (o)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (o)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (o)	2,000,000	2,000,000
		15,000,000
Total Securities Lending Reinvestments (Cost $78,006,027)		78,005,562
Total Investments—115.5% (Cost $738,853,535)		734,300,456
Other assets and liabilities (net)—(15.5)%		(98,502,845)
Net Assets—100.0%		$635,797,611

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $94,120,342 and the collateral received consisted of cash in the amount of $77,978,442 and non-cash collateral with a value of $19,181,910. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $2,029,328.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Interest only security.
(j)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(k)	This loan will settle after March 31, 2025, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	The rate shown represents current yield to maturity.
(n)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(o)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$183,235,123, which is 28.8% of net assets.

BHFTI-122

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
KSouth Africa Ltd., 3.000%, 12/31/49	04/15/13-12/31/18	USD	712,186	$1,372,248	$0
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/18	USD	313,720	313,720	0
					$0
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/25	678	USD	140,462,532	$580,983

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/25	(24)	USD	(2,669,250)	(17,659)
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	(5)	USD	(570,625)	(2,376)
Net Unrealized Appreciation					$560,948
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.000%	Annually	08/26/27	USD	7,900,000	$57,333	$2,825	$54,508
Pay	12M SOFR	Annually	4.110%	Annually	02/24/27	USD	37,400,000	248,571	121,886	126,685
Pay	12M SOFR	Annually	4.110%	Annually	02/24/27	USD	39,100,000	259,870	(3,683)	263,553
Receive	12M SOFR	Annually	4.000%	Annually	02/26/35	USD	2,300,000	(44,659)	1,195	(45,854)
Receive	12M SOFR	Annually	4.060%	Annually	02/24/30	USD	17,100,000	(311,109)	5,266	(316,375)
Totals								$210,006	$127,489	$82,517
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S41	5.000%	Quarterly	12/20/28	3.189%	USD	1,188,000	$69,588	$(704)	$70,292
CDX.NA.HY.S42	5.000%	Quarterly	06/20/29	3.389%	USD	2,200,000	127,081	94,179	32,902
CDX.NA.HY.S43	5.000%	Quarterly	12/20/29	3.629%	USD	2,600,000	139,082	179,579	(40,497)
CDX.NA.HY.S43	5.000%	Quarterly	12/20/29	3.629%	USD	1,900,000	101,637	147,262	(45,625)
CDX.NA.IG.S43	1.000%	Quarterly	12/20/29	0.559%	USD	4,800,000	90,504	87,518	2,986
CDX.NA.IG.S43	1.000%	Quarterly	12/20/29	0.559%	USD	12,900,000	243,229	251,077	(7,848)
Totals							$771,121	$758,911	$12,210
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	0.949%	USD	685,000	$746	$(54,773)	$55,519
BHFTI-123

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S39 (15-25% Tranche)	5.000%	Quarterly	12/20/27	JPMC	2.463%	USD	1,900,000	$123,698	$62,773	$60,925
CDX.NA.IG.S41 (3-7% Tranche)	1.000%	Quarterly	12/20/28	CBNA	0.445%	USD	5,000,000	96,223	(124,322)	220,545
Totals								$219,921	$(61,549)	$281,470

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $188,174 have been received at the custodian bank as collateral for OTC swap contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$3,754,230	$—	$3,754,230
Agriculture	—	3,106,388	—	3,106,388
Airlines	—	1,398,792	—	1,398,792
Auto Manufacturers	—	8,907,629	—	8,907,629
Banks	—	92,463,107	—	92,463,107
Beverages	—	1,518,001	—	1,518,001
Biotechnology	—	3,599,567	—	3,599,567
Building Materials	—	2,773,816	—	2,773,816
Chemicals	—	1,765,955	—	1,765,955
Commercial Services	—	1,139,627	—	1,139,627
Computers	—	2,392,710	—	2,392,710
Cosmetics/Personal Care	—	3,332,221	—	3,332,221
Diversified Financial Services	—	9,000,174	—	9,000,174
Electric	—	25,378,546	—	25,378,546
Electrical Components & Equipment	—	1,112,767	—	1,112,767
Electronics	—	1,288,490	—	1,288,490
Entertainment	—	3,182,534	—	3,182,534
Environmental Control	—	488,661	—	488,661
Food	—	6,472,294	—	6,472,294
Healthcare-Products	—	3,888,318	—	3,888,318
Healthcare-Services	—	11,107,001	—	11,107,001
Home Builders	—	1,479,127	—	1,479,127
Insurance	—	22,129,744	—	22,129,744
Internet	—	1,678,417	—	1,678,417
Leisure Time	—	298,792	—	298,792
Lodging	—	2,785,450	—	2,785,450
Machinery-Diversified	—	202,919	—	202,919
Media	—	6,115,489	—	6,115,489
Mining	—	2,230,892	—	2,230,892
Multi-National	—	1,270,464	—	1,270,464
Oil & Gas	—	13,276,867	—	13,276,867
Oil & Gas Services	—	2,561,813	—	2,561,813
Packaging & Containers	—	1,017,514	—	1,017,514
Pharmaceuticals	—	4,780,472	—	4,780,472
BHFTI-124

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$6,131,030	$—	$6,131,030
Real Estate Investment Trusts	—	7,668,523	—	7,668,523
Retail	—	1,476,581	0	1,476,581
Semiconductors	—	3,314,219	—	3,314,219
Software	—	953,842	—	953,842
Telecommunications	—	6,188,017	—	6,188,017
Trucking & Leasing	—	2,105,117	—	2,105,117
Total Corporate Bonds & Notes	—	275,736,117	0	275,736,117
Total U.S. Treasury & Government Agencies*	—	142,487,853	—	142,487,853
Total Asset-Backed Securities*	—	117,169,018	—	117,169,018
Total Mortgage-Backed Securities*	—	44,284,557	—	44,284,557
Total Floating Rate Loans*	—	26,317,358	—	26,317,358
Total Municipals*	—	10,575,319	—	10,575,319
Total Foreign Government*	—	1,333,135	—	1,333,135
Total Escrow Shares*	—	18,000	—	18,000
Total Common Stocks*	—	—	0	0
Total Short-Term Investments*	—	38,373,537	—	38,373,537
Securities Lending Reinvestments
Certificates of Deposit	—	3,994,995	—	3,994,995
Commercial Paper	—	2,981,141	—	2,981,141
Repurchase Agreements	—	52,950,000	—	52,950,000
Time Deposit	—	3,079,426	—	3,079,426
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	63,005,562	—	78,005,562
Total Investments	$15,000,000	$719,300,456	$0	$734,300,456
Collateral for Securities Loaned (Liability)	$—	$(77,978,442)	$—	$(77,978,442)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$580,983	$—	$—	$580,983
Futures Contracts (Unrealized Depreciation)	(20,035)	—	—	(20,035)
Total Futures Contracts	$560,948	$—	$—	$560,948
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$550,926	$—	$550,926
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(456,199)	—	(456,199)
Total Centrally Cleared Swap Contracts	$—	$94,727	$—	$94,727
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$220,667	$—	$220,667

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-125

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—74.7% of Net Assets

Security Description	Principal Amount*	Value

Australia — 7.5%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,075,889
2.000%, 03/08/33 (AUD)	16,478,000	8,400,528
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (144A)	15,808,000	7,445,362
2.000%, 08/22/33 (AUD)	9,320,000	4,654,747
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	23,416,000	10,001,939
2.250%, 11/20/34 (AUD)	2,047,000	998,108
		34,576,573
Brazil — 10.2%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	70,160,000	11,445,108
10.000%, 01/01/29 (BRL)	58,235,000	8,911,514
10.000%, 01/01/31 (BRL)	132,631,000	19,105,415
10.000%, 01/01/33 (BRL)	52,045,000	7,184,340
		46,646,377
Colombia — 6.7%
Colombia TES
6.000%, 04/28/28 (COP)	6,119,000,000	1,298,974
6.250%, 07/09/36 (COP)	4,082,000,000	612,274
7.000%, 03/26/31 (COP)	9,039,100,000	1,732,795
7.000%, 06/30/32 (COP)	19,600,000,000	3,599,836
7.250%, 10/18/34 (COP)	11,954,000,000	2,070,209
7.500%, 08/26/26 (COP)	3,915,700,000	912,574
7.750%, 09/18/30 (COP)	54,694,100,000	11,212,126
9.250%, 05/28/42 (COP)	18,685,000,000	3,379,372
13.250%, 02/09/33 (COP)	22,995,000,000	5,803,437
		30,621,597
Egypt — 7.8%
Egypt Government International Bonds
8.500%, 01/31/47 (144A)	5,530,000	4,192,691
8.700%, 03/01/49 (144A)	1,700,000	1,303,191
8.750%, 09/30/51 (144A)	1,430,000	1,095,559
8.875%, 05/29/50 (144A)	3,810,000	2,952,693
Egypt Treasury Bills
20.858%, 05/27/25 (EGP) (a)	1,389,300,000	26,469,325
		36,013,459
Ghana — 0.4%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	7,311,008	369,618
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	7,332,603	332,445
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	7,010,607	283,183
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	7,031,285	262,025
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,806,162	234,598
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	5,643,448	184,441
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	4,599,546	142,169
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,440,492	43,072
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	1,349,785	39,403
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,662,209	46,702
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	942,653	26,220
Security Description	Principal Amount*	Value
Ghana — (continued)
Republic of Ghana Government Bonds
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,364,921	$37,778
		2,001,654
Hungary — 0.2%
Hungary Government International Bonds
1.500%, 11/17/50 (EUR)	585,000	331,431
1.750%, 06/05/35 (EUR)	848,000	696,876
		1,028,307
India — 7.2%
India Government Bonds
6.790%, 05/15/27 (INR)	866,610,000	10,218,330
6.790%, 10/07/34 (INR)	234,400,000	2,782,196
7.100%, 04/18/29 (INR)	131,600,000	1,568,486
7.100%, 04/08/34 (INR)	95,110,000	1,144,181
7.180%, 08/14/33 (INR)	778,400,000	9,400,019
7.260%, 08/22/32 (INR)	658,300,000	8,013,604
		33,126,816
Malaysia — 8.5%
Malaysia Government Bonds
3.502%, 05/31/27 (MYR)	22,280,000	5,030,736
3.582%, 07/15/32 (MYR)	29,727,000	6,633,928
3.733%, 06/15/28 (MYR)	7,220,000	1,637,531
3.885%, 08/15/29 (MYR)	1,440,000	328,404
3.899%, 11/16/27 (MYR)	81,570,000	18,586,461
3.900%, 11/30/26 (MYR)	10,200,000	2,319,445
3.955%, 09/15/25 (MYR)	3,200,000	723,456
4.498%, 04/15/30 (MYR)	16,474,000	3,862,295
		39,122,256
Mexico — 4.6%
Mexico Bonos
7.500%, 05/26/33 (MXN)	221,830,000	9,764,661
7.750%, 05/29/31 (MXN)	62,140,000	2,852,558
8.500%, 03/01/29 (MXN)	15,920,000	767,983
8.500%, 05/31/29 (MXN)	23,240,000	1,121,100
8.500%, 02/28/30 (MXN)	99,060,000	4,749,518
8.500%, 11/18/38 (MXN)	17,110,000	764,380
10.000%, 11/20/36 (MXN)	17,840,000	910,756
		20,930,956
Norway — 4.8%
Norway Government Bonds
1.500%, 02/19/26 (NOK) (144A)	203,091,000	18,859,721
1.750%, 02/17/27 (NOK) (144A)	31,963,000	2,924,478
		21,784,199
Panama — 4.4%
Panama Government International Bonds
2.252%, 09/29/32	340,000	247,569
3.298%, 01/19/33	290,000	225,287
6.400%, 02/14/35	8,390,000	7,858,913
6.700%, 01/26/36	310,000	296,391
BHFTI-126

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—19.4%
Security Description	Principal Amount*	Value
Panama — (continued)
Panama Government International Bonds
6.875%, 01/31/36	1,970,000	$1,893,268
8.000%, 03/01/38	9,500,000	9,785,000
		20,306,428
South Africa — 5.0%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	233,510,000	10,585,956
8.750%, 01/31/44 (ZAR)	10,540,000	450,001
8.875%, 02/28/35 (ZAR)	73,660,000	3,595,219
9.000%, 01/31/40 (ZAR)	180,730,000	8,138,988
		22,770,164
South Korea — 4.5%
Korea Treasury Bonds
3.125%, 09/10/27 (KRW)	30,255,100,000	20,800,299
Uruguay — 2.9%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (c)	533,945,970	13,484,147
Total Foreign Government (Cost $380,850,616)		343,213,232

Corporate Bonds & Notes—4.4%
Supranational — 4.4%
International Bank for Reconstruction & Development
6.890%, 02/06/30 (INR)	900,000,000	10,558,659
7.070%, 06/26/29 (MXN)	199,300,000	9,420,819
		19,979,478
Total Corporate Bonds & Notes (Cost $21,288,363)		19,979,478

Security Description	Principal Amount*	Value

Repurchase Agreement — 19.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $89,314,586; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $91,092,839	89,306,523	$89,306,523
Total Short-Term Investments (Cost $89,306,523)		89,306,523
Total Purchased Options—0.3%(d) (Cost $3,873,680)		1,324,127
Total Investments—98.8% (Cost $495,319,182)		453,823,360
Other assets and liabilities (net)—1.2%		5,703,609
Net Assets—100.0%		$459,526,969

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)	Principal amount of security is adjusted for inflation.
(d)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$38,773,695, which is 8.4% of net assets.

Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,483,000	CBNA	05/05/25	USD	973,997	$(47,097)
AUD	4,390,000	DBAG	05/05/25	USD	2,883,791	(139,967)
AUD	8,821,000	DBAG	09/22/25	USD	5,560,361	(40,831)
AUD	3,539,000	JPMC	06/25/25	USD	2,230,172	(17,285)
CLP	1,979,400,000	HSBC	04/29/25	USD	2,006,162	78,232
CLP	2,435,700,000	HSBC	07/23/25	USD	2,425,102	137,479
CLP	2,238,400,000	JPMC	04/29/25	USD	2,268,273	88,860
CLP	2,940,500,000	JPMC	06/10/25	USD	3,171,547	(76,260)
EUR	1,652,833	BOA	07/15/25	USD	1,816,827	(19,131)
EUR	638,606	BOA	07/15/25	USD	701,234	(6,657)
EUR	790,047	BOA	07/15/25	USD	862,407	(3,117)
EUR	145,801	JPMC	06/27/25	USD	158,427	(8)
EUR	438,076	JPMC	06/27/25	USD	475,729	259
EUR	7,702,900	JPMC	06/27/25	USD	8,141,195	228,337
BHFTI-127

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	102,619,900	HSBC	04/17/25	USD	1,175,418	$23,806
INR	126,100,000	HSBC	09/17/25	USD	1,426,019	33,694
INR	314,834,500	JPMC	04/15/25	USD	3,630,472	49,346
INR	113,234,200	JPMC	06/18/25	USD	1,287,411	30,032
JPY	2,667,975,460	BOA	07/17/25	USD	17,417,996	577,941
JPY	3,246,610,940	BNP	07/16/25	USD	21,037,246	859,471
JPY	489,364,730	JPMC	08/13/25	USD	3,275,062	34,813
JPY	1,546,844,000	MSCS	04/16/25	USD	10,019,912	309,170
JPY	1,649,273,000	MSCS	06/13/25	USD	10,750,473	334,188
KRW	19,421,000,000	JPMC	06/18/25	USD	13,299,322	(55,233)
MXN	10,878,660	BNP	05/27/25	USD	526,863	794
MXN	3,953,377	BNP	06/10/25	USD	191,936	(527)
MXN	22,784,239	HSBC	05/27/25	USD	1,104,289	833
MXN	4,025,000	HSBC	06/10/25	USD	195,436	(559)
MXN	239,610,000	JPMC	05/27/25	USD	11,591,041	30,952
NZD	3,112,000	BOA	04/16/25	USD	1,744,821	22,607
NZD	2,650,000	CBNA	04/16/25	USD	1,486,080	18,959
NZD	17,560,000	JPMC	04/16/25	USD	9,838,517	134,497
RSD	188,900,280	DBAG	04/22/25	USD	1,658,907	84,028
RSD	208,054,000	DBAG	04/30/25	USD	1,853,521	66,103
RSD	831,323,473	DBAG	09/17/25	USD	7,695,302	(36,133)

Contracts to Deliver
CNH	44,737,762	CBNA	05/22/25	USD	6,229,303	50,977
CNH	44,960,770	CBNA	08/21/25	USD	6,233,210	(12,937)
CNH	81,471,915	DBAG	05/20/25	USD	11,335,270	85,452
CNH	44,926,665	DBAG	08/21/25	USD	6,228,051	(13,359)
CNH	75,487,460	HSBC	06/18/25	USD	10,479,472	35,606
CNH	154,661,000	HSBC	06/27/25	USD	21,341,883	(68,724)
CNH	35,742,451	JPMC	08/21/25	USD	4,955,420	(10,078)
CNH	167,009,000	MSCS	06/27/25	USD	23,047,868	(72,144)
EUR	7,506,205	BOA	07/15/25	USD	7,738,334	(425,753)
EUR	8,778,795	BBP	07/16/25	USD	9,084,824	(463,920)
EUR	8,336,000	BNP	07/15/25	USD	8,586,830	(479,780)
EUR	8,930,000	JPMC	06/27/25	USD	9,373,642	(329,187)
EUR	8,779,000	JPMC	07/16/25	USD	9,076,081	(472,885)
INR	101,185,900	HSBC	04/17/25	USD	1,176,375	(6,092)
INR	1,434,000	HSBC	04/17/25	USD	16,658	(99)
INR	126,100,000	HSBC	09/17/25	USD	1,451,544	(8,169)
INR	314,834,500	JPMC	04/15/25	USD	3,658,527	(21,292)
INR	113,234,200	JPMC	06/18/25	USD	1,310,202	(7,241)
JPY	1,797,400,000	BNP	07/16/25	USD	12,313,995	191,459
NZD	3,112,000	BOA	04/16/25	USD	1,761,156	(6,272)
NZD	2,650,000	CBNA	04/16/25	USD	1,499,370	(5,669)
NZD	16,500,000	JPMC	04/16/25	USD	9,333,720	(37,279)
NZD	1,060,000	JPMC	04/16/25	USD	598,603	(3,412)
Net Unrealized Appreciation						$620,798
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	159.000	04/14/25	MSCS	46,664,000	USD	46,664,000	$605,885	$140	$(605,745)
USD Put / JPY Call	JPY	128.000	09/11/25	MSCS	46,664,000	USD	46,664,000	175,223	99,721	(75,502)
USD Put / JPY Call	JPY	138.850	04/24/25	MSCS	29,584,000	USD	29,584,000	73,220	8,224	(64,996)
BHFTI-128

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Purchased Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put / JPY Call	JPY	144.300	06/11/25	MSCS	93,328,000	USD	93,328,000	$1,452,277	$751,570	$(700,707)
USD Put / JPY Call	JPY	145.600	04/24/25	MSCS	147,921,000	USD	147,921,000	1,567,075	464,472	(1,102,603)
Totals								$3,873,680	$1,324,127	$(2,549,553)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	150.000	04/14/25	MSCS	(34,998,000)	USD	(34,998,000)	$(1,663,770)	$(261,260)	$1,402,510
USD Call / JPY Put	JPY	159.300	04/14/25	MSCS	(23,346,000)	USD	(23,346,000)	(286,316)	(47)	286,269
USD Put / JPY Call	JPY	135.300	06/11/25	MSCS	(139,992,000)	USD	(139,992,000)	(639,903)	(184,789)	455,114
USD Put / JPY Call	JPY	141.550	04/24/25	MSCS	(177,505,000)	USD	(177,505,000)	(794,335)	(135,614)	658,721
Totals								$(3,384,324)	$(581,710)	$2,802,614
Securities in the amount of $2,007,132 and cash in the amount of $250,000 has been received at the custodian bank as collateral for OTC derivative contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$343,213,232	$—	$343,213,232
Total Corporate Bonds & Notes*	—	19,979,478	—	19,979,478
Total Short-Term Investments*	—	89,306,523	—	89,306,523
Total Purchased Options At Value	—	1,324,127	—	1,324,127
Total Investments	$—	$453,823,360	$—	$453,823,360
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	—	3,507,895	—	3,507,895
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,887,097)	—	(2,887,097)
Total Forward Contracts	$—	$620,798	$—	$620,798
Total Written Options at Value	$—	$(581,710)	$—	$(581,710)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-129

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
Boeing Co. (a)	68,344	$11,656,069
General Dynamics Corp.	11,336	3,089,967
Northrop Grumman Corp.	10,985	5,624,430
RTX Corp.	47,090	6,237,541
StandardAero, Inc. (a) (b)	122,696	3,268,622
		29,876,629
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	110,194	11,283,866
Automobile Components — 0.3%
Goodyear Tire & Rubber Co. (a)	197,518	1,825,066
Modine Manufacturing Co. (a) (b)	51,017	3,915,555
		5,740,621
Automobiles — 0.7%
Tesla, Inc. (a)	56,618	14,673,121
Banks — 3.6%
Bank of America Corp.	56,316	2,350,067
JPMorgan Chase & Co.	45,800	11,234,740
Wells Fargo & Co.	938,413	67,368,669
		80,953,476
Beverages — 0.4%
Coca-Cola Co.	87,418	6,260,877
Monster Beverage Corp. (a)	37,861	2,215,626
		8,476,503
Biotechnology — 2.2%
AbbVie, Inc.	52,318	10,961,667
Akero Therapeutics, Inc. (a)	12,854	520,330
Alnylam Pharmaceuticals, Inc. (a)	5,034	1,359,281
Ascendis Pharma AS (ADR) (a)	6,141	957,136
Avidity Biosciences, Inc. (a) (b)	37,584	1,109,480
Blueprint Medicines Corp. (a) (b)	6,384	565,048
Cytokinetics, Inc. (a) (b)	89,644	3,602,792
Gilead Sciences, Inc.	68,788	7,707,695
Merus NV (a) (b)	18,937	797,058
Metsera, Inc. (a) (b)	19,900	541,678
Newamsterdam Pharma Co. NV (a) (b)	82,600	1,690,822
PTC Therapeutics, Inc. (a)	12,710	647,702
Revolution Medicines, Inc. (a) (b)	33,935	1,199,942
Sarepta Therapeutics, Inc. (a) (b)	6,718	428,743
Scholar Rock Holding Corp. (a) (b)	20,847	670,231
Ultragenyx Pharmaceutical, Inc. (a) (b)	18,361	664,852
United Therapeutics Corp. (a)	13,958	4,302,833
Vaxcyte, Inc. (a) (b)	15,495	585,091
Vertex Pharmaceuticals, Inc. (a)	19,833	9,615,435
		47,927,816
Broadline Retail — 4.6%
Amazon.com, Inc. (a)	533,997	101,598,269
Building Products — 0.4%
AZEK Co., Inc. (a)	125,556	6,138,433
Security Description	Shares	Value
Building Products—(Continued)
Builders FirstSource, Inc. (a)	8,929	$1,115,589
Fortune Brands Innovations, Inc.	16,818	1,023,880
Johnson Controls International PLC	18,997	1,521,850
		9,799,752
Capital Markets — 2.1%
ARES Management Corp. - Class A	68,319	10,016,249
Intercontinental Exchange, Inc.	97,400	16,801,500
KKR & Co., Inc.	173,879	20,102,151
		46,919,900
Chemicals — 1.9%
Cabot Corp.	34,764	2,890,279
Celanese Corp. (b)	57,505	3,264,559
FMC Corp. (b)	95,351	4,022,859
Ingevity Corp. (a) (b)	39,397	1,559,727
Linde PLC	42,884	19,968,506
PPG Industries, Inc.	91,127	9,964,737
		41,670,667
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc. (a) (b)	82,546	16,269,817
Waste Connections, Inc.	29,943	5,844,574
		22,114,391
Construction & Engineering — 0.2%
Fluor Corp. (a)	126,318	4,524,711
Construction Materials — 0.3%
James Hardie Industries PLC (ADR) (a)	257,496	6,066,606
Consumer Finance — 1.4%
American Express Co.	114,465	30,796,808
Consumer Staples Distribution & Retail — 2.7%
Casey's General Stores, Inc. (b)	16,716	7,255,413
Costco Wholesale Corp.	9,864	9,329,174
Kroger Co.	138,589	9,381,089
Performance Food Group Co. (a) (b)	32,011	2,517,025
U.S. Foods Holding Corp. (a)	289,767	18,968,148
Walmart, Inc.	135,966	11,936,455
		59,387,304
Distributors — 0.4%
Pool Corp. (b)	28,857	9,186,626
Electric Utilities — 1.7%
American Electric Power Co., Inc. (b)	144,878	15,830,819
NextEra Energy, Inc.	71,733	5,085,152
PG&E Corp.	951,356	16,344,296
		37,260,267
Electrical Equipment — 0.3%
Vertiv Holdings Co. - Class A	81,105	5,855,781
BHFTI-130

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
Coherent Corp. (a) (b)	220,518	$14,320,439
Flex Ltd. (a)	289,076	9,562,634
		23,883,073
Entertainment — 1.2%
Netflix, Inc. (a)	26,878	25,064,541
Spotify Technology SA (a)	4,625	2,543,889
		27,608,430
Financial Services — 6.1%
Berkshire Hathaway, Inc. - Class B (a) (b)	98,659	52,543,810
Corebridge Financial, Inc.	195,342	6,166,947
Equitable Holdings, Inc.	150,904	7,860,590
Mastercard, Inc. - Class A	124,367	68,168,040
		134,739,387
Food Products — 0.2%
Freshpet, Inc. (a) (b)	57,022	4,742,520
Gas Utilities — 0.6%
Atmos Energy Corp. (b)	84,140	13,006,361
Ground Transportation — 2.3%
Knight-Swift Transportation Holdings, Inc.	227,189	9,880,449
Uber Technologies, Inc. (a)	552,545	40,258,429
		50,138,878
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	29,681	3,937,185
Align Technology, Inc. (a)	9,740	1,547,296
Boston Scientific Corp. (a)	178,298	17,986,702
Edwards Lifesciences Corp. (a)	208,174	15,088,451
Intuitive Surgical, Inc. (a)	30,817	15,262,736
		53,822,370
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. (a) (b)	68,984	2,091,595
agilon health, Inc. (a) (b)	657,550	2,847,191
Cencora, Inc.	46,205	12,849,148
Centene Corp. (a)	38,977	2,366,294
Elevance Health, Inc.	8,266	3,595,379
HCA Healthcare, Inc.	17,731	6,126,947
Humana, Inc.	16,655	4,406,913
Molina Healthcare, Inc. (a)	6,645	2,188,797
UnitedHealth Group, Inc.	63,545	33,281,694
		69,753,958
Health Care REITs — 0.7%
Welltower, Inc.	102,985	15,778,332
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc. (b)	25,702	2,350,191
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. - Class A (a)	53,756	6,421,692
Chipotle Mexican Grill, Inc. (a)	160,768	8,072,161
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Domino's Pizza, Inc. (b)	19,035	$8,745,631
Flutter Entertainment PLC (a)	20,548	4,552,409
Hyatt Hotels Corp. - Class A (b)	102,571	12,564,947
Royal Caribbean Cruises Ltd. (b)	30,895	6,347,069
Starbucks Corp.	119,199	11,692,230
		58,396,139
Household Durables — 0.4%
Champion Homes, Inc. (a) (b)	46,667	4,422,165
DR Horton, Inc.	25,155	3,197,955
Lennar Corp. - Class A	20,545	2,358,155
		9,978,275
Household Products — 0.9%
Church & Dwight Co., Inc.	12,736	1,402,106
Procter & Gamble Co.	106,084	18,078,835
		19,480,941
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	43,581	5,118,153
Insurance — 2.5%
American International Group, Inc.	224,730	19,538,026
Arch Capital Group Ltd.	57,586	5,538,622
Assured Guaranty Ltd.	67,362	5,934,592
Everest Group Ltd.	24,831	9,021,847
Hamilton Insurance Group Ltd. - Class B (a)	148,671	3,081,950
Marsh & McLennan Cos., Inc.	34,305	8,371,449
SiriusPoint Ltd. (a)	194,547	3,363,718
		54,850,204
Interactive Media & Services — 3.7%
Alphabet, Inc. - Class A	423,489	65,488,339
Meta Platforms, Inc. - Class A	28,182	16,242,977
		81,731,316
IT Services — 0.5%
MongoDB, Inc. (a)	64,785	11,363,289
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	64,091	7,497,365
Danaher Corp.	54,957	11,266,185
ICON PLC (a)	22,124	3,871,479
		22,635,029
Machinery — 1.2%
Deere & Co.	14,517	6,813,554
Fortive Corp.	57,480	4,206,386
IDEX Corp. (b)	43,313	7,838,354
Middleby Corp. (a) (b)	48,759	7,410,393
		26,268,687
Media — 0.5%
New York Times Co. - Class A (b)	125,131	6,206,497
BHFTI-131

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media—(Continued)
Omnicom Group, Inc. (b)	55,001	$4,560,133
		10,766,630
Metals & Mining — 0.2%
Nucor Corp.	36,983	4,450,534
Multi-Utilities — 0.4%
Sempra	138,832	9,907,051
Oil, Gas & Consumable Fuels — 4.5%
EQT Corp.	114,318	6,108,011
Exxon Mobil Corp.	377,716	44,921,764
Marathon Petroleum Corp. (b)	67,524	9,837,572
Shell PLC (ADR) (b)	326,627	23,935,226
Targa Resources Corp.	73,634	14,761,408
		99,563,981
Personal Care Products — 1.1%
BellRing Brands, Inc. (a)	132,144	9,839,442
elf Beauty, Inc. (a) (b)	14,258	895,260
Unilever PLC (ADR)	230,876	13,748,666
		24,483,368
Pharmaceuticals — 4.6%
AstraZeneca PLC (ADR) (b)	104,919	7,711,546
Eli Lilly & Co.	47,094	38,895,406
GSK PLC (ADR) (b)	131,806	5,106,164
Haleon PLC (ADR) (b)	1,312,129	13,501,807
Johnson & Johnson	69,376	11,505,316
Merck & Co., Inc.	215,981	19,386,455
Novo Nordisk AS (ADR)	52,354	3,635,462
Structure Therapeutics, Inc. (ADR) (a) (b)	74,809	1,294,944
Verona Pharma PLC (ADR) (a) (b)	25,509	1,619,566
		102,656,666
Professional Services — 0.1%
KBR, Inc.	60,123	2,994,727
Residential REITs — 0.4%
Camden Property Trust	66,298	8,108,245
Semiconductors & Semiconductor Equipment — 10.5%
Broadcom, Inc.	311,962	52,231,798
Enphase Energy, Inc. (a)	67,788	4,206,245
First Solar, Inc. (a)	27,176	3,435,862
KLA Corp.	24,183	16,439,603
MKS Instruments, Inc. (b)	117,849	9,445,597
NVIDIA Corp.	1,226,295	132,905,852
NXP Semiconductors NV	76,049	14,453,873
		233,118,830
Software — 10.7%
Atlassian Corp. - Class A (a)	45,342	9,622,026
HubSpot, Inc. (a)	16,500	9,426,285
Intuit, Inc.	32,362	19,869,944
Microsoft Corp.	337,530	126,705,387
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Palantir Technologies, Inc. - Class A (a)	23,211	$1,959,008
SAP SE (ADR) (b)	57,018	15,305,912
ServiceNow, Inc. (a)	26,326	20,959,181
Synopsys, Inc. (a)	46,709	20,031,155
Zscaler, Inc. (a) (b)	75,373	14,955,511
		238,834,409
Specialized REITs — 0.5%
Equinix, Inc.	12,398	10,108,709
Millrose Properties, Inc. (a)	10,656	282,491
		10,391,200
Specialty Retail — 1.0%
O'Reilly Automotive, Inc. (a)	8,521	12,207,014
TJX Cos., Inc.	91,671	11,165,528
		23,372,542
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	573,612	127,416,434
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp. (a) (b)	12,386	1,384,879
Tobacco — 0.7%
Philip Morris International, Inc.	101,271	16,074,746
Trading Companies & Distributors — 0.3%
WESCO International, Inc.	41,005	6,368,076
Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc. (b)	120,991	32,269,510
Total Common Stocks (Cost $1,995,079,146)		2,211,920,475

Short-Term Investments—0.5%
Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $11,447,079; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $11,675,014	11,446,045	11,446,045
Total Short-Term Investments (Cost $11,446,046)		11,446,045

Securities Lending Reinvestments (c)—6.2%
Certificates of Deposit—0.6%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	999,998
Bank of Nova Scotia
4.680%, SOFR + 0.340%, 05/02/25 (d)	2,000,000	2,000,360
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (d)	3,000,000	2,999,964
Mizuho Bank Ltd.
4.590%, SOFR + 0.230%, 05/09/25 (d)	2,000,000	2,000,020
BHFTI-132

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 12/15/25 (d)	1,000,000	$999,775
Svenska Handelsbanken AB
4.540%, SOFR + 0.180%, 08/11/25 (d)	1,500,000	1,499,997
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (d)	1,000,000	999,895
4.700%, SOFR + 0.340%, 05/09/25 (d)	2,000,000	1,999,966
		13,499,975
Commercial Paper—0.5%
Constellation Funding Co. LLC
4.400%, 05/16/25	2,000,000	1,988,502
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (d)	2,000,000	1,999,898
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Ionic Funding LLC (Series III)
4.430%, 04/24/25	2,000,000	1,994,124
Sheffield Receivables Co. LLC
4.380%, 04/21/25	1,000,000	997,404
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
4.490%, SOFR + 0.130%, 06/05/25 (d)	2,000,000	1,999,852
		11,960,921
Repurchase Agreements—4.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $4,000,498; collateralized by various Common Stock with an aggregate market value of $4,453,012	4,000,000	4,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $1,200,146; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $1,225,423	1,200,000	1,200,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $14,501,756; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $14,791,791	14,500,000	14,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.340%, due on 04/01/25 with a maturity value of $15,001,808; collateralized by U.S. Treasury Obligations with rates ranging from 2.750% - 4.000%, maturity dates ranging from 02/15/28 - 07/31/29, and an aggregate market value of $15,300,003	15,000,000	15,000,000
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $10,250,778; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $10,201,000	10,000,000	10,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $20,017,656; collateralized by various Common Stock with an aggregate market value of $22,302,724	20,000,000	$20,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,012	4,000,000	4,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $400,048; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $408,000	400,000	400,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $8,000,996; collateralized by various Common Stock with an aggregate market value of $8,920,968	8,000,000	8,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $12,871,829; collateralized by various Common Stock with an aggregate market value of $14,159,016	12,870,246	12,870,246
		90,970,246
Time Deposit—0.1%
Banco Santander SA
4.320%, 04/01/25	1,323,398	1,323,398

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	4,000,000	4,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	2,000,000	2,000,000
BHFTI-133

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.260% (e)	1,000,000	$1,000,000
		20,000,000
Total Securities Lending Reinvestments (Cost $137,756,326)		137,754,540
Total Investments—106.2% (Cost $2,144,281,518)		2,361,121,060
Other assets and liabilities (net)—(6.2)%		(138,332,930)
Net Assets—100.0%		$2,222,788,130

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $154,121,998 and the collateral received consisted of cash in the amount of $137,727,803 and non-cash collateral with a value of $21,276,909. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,211,920,475	$—	$—	$2,211,920,475
Total Short-Term Investments*	—	11,446,045	—	11,446,045
Securities Lending Reinvestments
Certificates of Deposit	—	13,499,975	—	13,499,975
Commercial Paper	—	11,960,921	—	11,960,921
Repurchase Agreements	—	90,970,246	—	90,970,246
Time Deposit	—	1,323,398	—	1,323,398
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	117,754,540	—	137,754,540
Total Investments	$2,231,920,475	$129,200,585	$—	$2,361,121,060
Collateral for Securities Loaned (Liability)	$—	$(137,727,803)	$—	$(137,727,803)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-134

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia — 4.8%
Charter Hall Group (REIT)	646,604	$6,587,413
Goodman Group (REIT)	914,101	16,439,406
HMC Capital Ltd. (REIT)	596,695	2,343,109
Scentre Group (REIT)	4,104,216	8,614,362
Stockland (REIT)	2,326,037	7,160,257
		41,144,547
Belgium — 1.0%
Montea NV (REIT)	43,347	3,097,610
Shurgard Self Storage Ltd. (REIT)	57,127	2,070,184
Warehouses De Pauw CVA (REIT)	139,746	3,312,868
		8,480,662
Canada — 2.5%
Boardwalk Real Estate Investment Trust (REIT) (a)	93,476	4,358,597
First Capital Real Estate Investment Trust (REIT) (a)	334,567	3,833,786
H&R Real Estate Investment Trust (REIT)	554,805	3,874,633
Killam Apartment Real Estate Investment Trust (REIT) (a)	209,393	2,547,842
Primaris Real Estate Investment Trust (REIT)	207,126	2,143,154
RioCan Real Estate Investment Trust (REIT) (a)	356,801	4,252,206
		21,010,218
France — 4.2%
Carmila SA (REIT)	141,454	2,683,216
Klepierre SA (REIT)	365,163	12,212,212
Mercialys SA (REIT)	277,928	3,488,896
Unibail-Rodamco-Westfield (REIT) (b)	201,490	16,987,465
		35,371,789
Germany — 1.4%
Grand City Properties SA (b)	214,394	2,291,316
TAG Immobilien AG (b)	275,902	3,765,981
Vonovia SE	229,350	6,187,717
		12,245,014
Hong Kong — 3.4%
CK Asset Holdings Ltd.	1,877,374	7,625,174
Link (REIT)	1,813,421	8,518,967
Sun Hung Kai Properties Ltd.	833,080	7,908,060
Swire Properties Ltd.	2,334,266	5,129,804
		29,182,005
Japan — 8.0%
AEON REIT Investment Corp. (REIT)	3,408	2,812,375
Daiwa House REIT Investment Corp. (REIT)	3,694	5,840,172
Frontier Real Estate Investment Corp. (REIT)	5,090	2,685,379
Hulic Co. Ltd.	1,224,600	11,751,433
Japan Hotel REIT Investment Corp. (REIT)	9,811	4,752,173
Japan Metropolitan Fund Invest (REIT)	14,102	9,007,285
LaSalle Logiport (REIT)	3,596	3,342,523
Mitsui Fudosan Co. Ltd.	523,500	4,673,605
Nippon Prologis REIT, Inc. (REIT)	5,149	7,950,650
Orix JREIT, Inc. (REIT)	5,285	6,218,976
Tokyu Fudosan Holdings Corp.	1,298,268	8,652,181
		67,686,752
Security Description	Shares	Value
Netherlands — 0.3%
Eurocommercial Properties NV (REIT)	83,024	$2,257,213
Singapore — 4.0%
CapitaLand Ascendas (REIT)	5,106,090	10,113,258
CapitaLand Integrated Commercial Trust (REIT)	3,549,000	5,526,312
CapitaLand Investment Ltd.	3,350,100	6,801,305
Keppel DC REIT (REIT)	4,055,700	6,470,251
Mapletree Logistics Trust (REIT)	5,233,400	5,085,854
		33,996,980
Sweden — 0.6%
Castellum AB (a) (b)	202,945	2,237,672
Pandox AB	175,252	3,035,917
		5,273,589
United Kingdom — 4.6%
Big Yellow Group PLC (REIT)	361,617	4,364,889
Hammerson PLC (REIT)	1,026,987	3,285,158
Land Securities Group PLC (REIT)	942,936	6,700,999
LondonMetric Property PLC (REIT)	3,805,908	9,018,319
NewRiver REIT PLC (REIT)	3,804,376	3,410,947
Tritax Big Box REIT PLC (REIT)	3,842,927	6,970,378
UNITE Group PLC (REIT)	520,124	5,469,983
		39,220,673
United States — 64.5%
Agree Realty Corp. (REIT) (a)	209,412	16,164,512
American Healthcare REIT, Inc. (REIT) (a)	283,477	8,589,353
American Tower Corp. (REIT)	20,105	4,374,848
AvalonBay Communities, Inc. (REIT)	76,385	16,393,749
Brixmor Property Group, Inc. (REIT)	403,747	10,719,483
COPT Defense Properties (REIT) (a)	218,758	5,965,531
CubeSmart (REIT) (a)	345,766	14,767,666
Digital Realty Trust, Inc. (REIT) (a)	162,827	23,331,481
EastGroup Properties, Inc. (REIT) (a)	50,884	8,963,217
Elme Communities (REIT)	312,660	5,440,284
Empire State Realty Trust, Inc. (REIT) - Class A	252,800	1,976,896
Equinix, Inc. (REIT)	47,391	38,640,252
Equity LifeStyle Properties, Inc. (REIT)	161,269	10,756,642
Extra Space Storage, Inc. (REIT)	178,467	26,500,565
Federal Realty Investment Trust (REIT)	68,858	6,735,689
First Industrial Realty Trust, Inc. (REIT)	274,459	14,809,808
Four Corners Property Trust, Inc. (REIT) (a)	221,370	6,353,319
Getty Realty Corp. (REIT) (a)	106,938	3,334,327
Healthpeak Properties, Inc. (REIT) (a)	677,011	13,689,162
Hilton Worldwide Holdings, Inc.	18,171	4,134,811
Host Hotels & Resorts, Inc. (REIT)	290,945	4,134,328
Independence Realty Trust, Inc. (REIT) (a)	431,422	9,159,089
Invitation Homes, Inc. (REIT)	443,226	15,446,426
Iron Mountain, Inc. (REIT) (a)	142,085	12,224,993
Lineage, Inc. (REIT) (a)	92,639	5,431,424
Piedmont Office Realty Trust, Inc. (REIT) - Class A	276,826	2,040,208
Prologis, Inc. (REIT)	172,890	19,327,373
Public Storage (REIT) (a)	106,340	31,826,499
Realty Income Corp. (REIT) (a)	792,385	45,966,254
Regency Centers Corp. (REIT) (a)	273,813	20,196,447
BHFTI-135

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Simon Property Group, Inc. (REIT)	335,548	$55,727,812
Sun Communities, Inc. (REIT) (a)	53,360	6,864,230
Sunstone Hotel Investors, Inc. (REIT) (a)	490,506	4,615,661
Urban Edge Properties (REIT) (a)	114,880	2,182,720
Vornado Realty Trust (REIT) (a)	205,722	7,609,657
Welltower, Inc. (REIT) (a)	410,209	62,848,121
		547,242,837
Total Common Stocks (Cost $813,412,260)		843,112,279

Short-Term Investments—0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $4,106,846; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $4,188,662	4,106,475	4,106,475
Total Short-Term Investments (Cost $4,106,475)		4,106,475

Securities Lending Reinvestments (c)—7.8%
Time Deposits — 1.6%
Banco Santander SA 4.320%, 04/01/25	3,327,647	3,327,647
DNB Bank ASA 4.290%, 04/01/25	3,327,648	3,327,648
DZ Bank AG (NY) 4.310%, 04/01/25	3,327,648	3,327,648
First Abu Dhabi Bank USA NV 4.320%, 04/01/25	3,327,648	3,327,648
		13,310,591

Repurchase Agreements — 3.2%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $700,086; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $714,830	700,000	700,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $2,050,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $2,040,200	2,000,000	2,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.340%, due on 04/01/25 with a maturity value of $10,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 2.750% - 4.000%, maturity dates ranging from 02/15/28 - 07/31/29, and an aggregate market value of $10,200,002	10,000,000	$10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $3,901,185; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 05/08/25 - 05/15/40, and an aggregate market value of $3,978,728	3,900,714	3,900,714
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $3,402,949; collateralized by various Common Stock with an aggregate market value of $3,791,351	3,400,000	3,400,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $4,642,211; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $4,735,057	4,641,650	4,641,650
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $557,560	500,000	500,000
		27,242,364

Mutual Funds — 3.0%
Allspring Government Money Market Fund, Select Class, 4.270% (d)	4,000,000	4,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (d)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (d)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	1,000,000	1,000,000
BHFTI-136

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (d)	3,000,000	$3,000,000
		26,000,000
Total Securities Lending Reinvestments (Cost $66,552,955)		66,552,955
Total Investments—107.6% (Cost $884,071,690)		913,771,709
Other assets and liabilities (net)—(7.6)%		(64,922,990)
Net Assets—100.0%		$848,848,719

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $124,571,410 and the collateral received consisted of cash in the amount of $66,552,955 and non-cash collateral with a value of $60,692,542. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Retail REITs	29.8
Specialized REITs	20.1
Industrial REITs	12.3
Health Care REITs	10.0
Residential REITs	9.0
Real Estate Management & Development	8.3
Diversified REITs	4.8
Office REITs	2.6
Hotel & Resort REITs	1.6
Hotels, Restaurants & Leisure	0.5
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$41,144,547	$—	$41,144,547
Belgium	—	8,480,662	—	8,480,662
Canada	21,010,218	—	—	21,010,218
France	—	35,371,789	—	35,371,789
Germany	—	12,245,014	—	12,245,014
Hong Kong	—	29,182,005	—	29,182,005
Japan	—	67,686,752	—	67,686,752
Netherlands	—	2,257,213	—	2,257,213
Singapore	—	33,996,980	—	33,996,980
Sweden	—	5,273,589	—	5,273,589
United Kingdom	—	39,220,673	—	39,220,673
United States	547,242,837	—	—	547,242,837
Total Common Stocks	568,253,055	274,859,224	—	843,112,279
Total Short-Term Investments*	—	4,106,475	—	4,106,475
Securities Lending Reinvestments
Time Deposits	—	13,310,591	—	13,310,591
Repurchase Agreements	—	27,242,364	—	27,242,364
Mutual Funds	26,000,000	—	—	26,000,000
Total Securities Lending Reinvestments	26,000,000	40,552,955	—	66,552,955
Total Investments	$594,253,055	$319,518,654	$—	$913,771,709
Collateral for Securities Loaned (Liability)	$—	$(66,552,955)	$—	$(66,552,955)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-137

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Australia — 2.9%
Brambles Ltd.	745,200	$9,374,290
Glencore PLC (a)	13,183,765	48,498,222
		57,872,512
Belgium — 0.5%
Anheuser-Busch InBev SA	161,636	9,952,791
Canada — 1.3%
Open Text Corp.	1,011,986	25,541,386
China — 3.0%
Alibaba Group Holding Ltd.	1,930,200	32,003,956
Prosus NV	593,633	27,693,552
		59,697,508
Denmark — 1.6%
DSV AS	166,600	32,248,589
France — 18.5%
Accor SA	601,880	27,477,398
Airbus SE	219,200	38,650,011
BNP Paribas SA	909,275	75,726,858
Capgemini SE	222,930	33,335,892
Danone SA	229,100	17,555,526
Edenred SE	1,551,040	50,610,631
Kering SA	296,800	61,641,009
LVMH Moet Hennessy Louis Vuitton SE	5,200	3,246,477
Pernod Ricard SA	323,300	32,113,708
Publicis Groupe SA	144,998	13,662,514
Worldline SA (a)	2,412,500	14,945,188
		368,965,212
Germany — 24.6%
adidas AG	96,507	22,599,024
Allianz SE	89,600	34,160,978
Bayer AG	2,985,283	71,260,803
Bayerische Motoren Werke AG	598,107	47,705,079
Brenntag SE	656,100	42,390,276
Continental AG	834,255	58,313,099
Daimler Truck Holding AG	882,613	35,480,703
Fresenius Medical Care AG	1,039,314	51,328,586
Fresenius SE & Co. KGaA (a)	985,223	42,000,753
Henkel AG & Co. KGaA	220,455	15,877,503
Mercedes-Benz Group AG	629,593	36,921,354
Siemens AG	76,200	17,482,467
thyssenkrupp AG	1,563,651	16,070,175
		491,590,800
Hong Kong — 2.4%
Prudential PLC	4,541,962	49,002,872
Indonesia — 1.4%
Bank Mandiri Persero Tbk. PT (a)	91,253,300	28,567,652
Italy — 2.6%
Intesa Sanpaolo SpA	5,558,000	28,615,106
Security Description	Shares	Value
Italy — (Continued)
Ryanair Holdings PLC (ADR)	537,125	$22,757,987
		51,373,093
Japan — 2.9%
Asahi Group Holdings Ltd.	636,600	8,140,209
Fujitsu Ltd.	1,020,000	20,277,268
Komatsu Ltd.	984,500	28,568,901
Mitsubishi Estate Co. Ltd.	97,700	1,594,485
		58,580,863
Luxembourg — 2.0%
Eurofins Scientific SE	741,604	39,515,982
Netherlands — 4.6%
Akzo Nobel NV	612,429	37,757,056
EXOR NV (b)	325,352	29,604,919
Koninklijke Ahold Delhaize NV	664,300	24,835,328
		92,197,303
South Korea — 2.2%
KB Financial Group, Inc.	484,400	26,037,535
NAVER Corp.	135,200	17,638,394
		43,675,929
Spain — 0.8%
Amadeus IT Group SA	206,700	15,840,070
Sweden — 3.6%
Sandvik AB	960,100	20,253,906
SKF AB - B Shares (a) (b)	1,479,799	30,048,821
Volvo AB - B Shares (a) (b)	750,473	22,071,072
		72,373,799
Switzerland — 3.1%
Cie Financiere Richemont SA - Class A	61,313	10,706,820
Novartis AG	210,800	23,448,879
Schindler Holding AG (Participation Certificate)	13,056	4,078,934
Swatch Group AG	142,623	24,631,848
		62,866,481
United Kingdom — 13.2%
Ashtead Group PLC	570,300	30,798,040
Compass Group PLC	138,600	4,575,934
Diageo PLC	1,020,900	26,631,987
Flutter Entertainment PLC (a)	65,400	14,489,370
Lloyds Banking Group PLC	36,932,700	34,553,179
Reckitt Benckiser Group PLC	540,300	36,510,831
Rentokil Initial PLC	445,457	2,013,054
Schroders PLC	8,037,341	36,364,176
Smith & Nephew PLC	1,920,099	27,006,588
Smiths Group PLC	672,490	16,843,015
WPP PLC	4,444,006	33,582,726
		263,368,900
BHFTI-138

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — 4.4%
CNH Industrial NV	4,731,029	$58,097,036
Holcim AG	59,440	6,394,157
Roche Holding AG	70,700	23,246,339
		87,737,532
Total Common Stocks (Cost $1,893,717,744)		1,910,969,274

Preferred Stocks—1.7%
South Korea — 1.7%
Samsung Electronics Co. Ltd. (Cost $49,812,385)	1,039,500	33,624,658

Equity Linked Security—0.2%
Italy — 0.2%
Ryanair Holdings PLC (HSBC Bank PLC) 12/12/25 (c) (Cost $5,009,216)	250,000	5,034,801

Short-Term Investments—2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $44,969,472; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $45,864,908	44,965,413	44,965,413
Total Short-Term Investments (Cost $44,965,413)		44,965,413

Securities Lending Reinvestments (d)—1.7%
Time Deposit — 0.1%
Banco Santander SA 4.320%, 04/01/25	559,184	559,184

Repurchase Agreements — 0.4%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $400,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $408,474	400,000	400,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	$1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
		8,500,000

Mutual Funds — 1.2%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (e)	1,200,000	1,200,000
		24,200,000
Total Securities Lending Reinvestments (Cost $33,259,184)		33,259,184
Total Investments—101.4% (Cost $2,026,763,942)		2,027,853,330
Other assets and liabilities (net)—(1.4)%		(28,546,340)
Net Assets—100.0%		$1,999,306,990

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $31,317,883 and the collateral received consisted of cash in the amount of
$33,259,184 and non-cash collateral with a value of $319,080. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
BHFTI-139

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Machinery	9.9
Banks	9.9
Textiles, Apparel & Luxury Goods	6.1
Pharmaceuticals	5.9
Financial Services	4.8
Health Care Providers & Services	4.7
Automobiles	4.2
Insurance	4.2
Beverages	3.8
Trading Companies & Distributors	3.7
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$57,872,512	$—	$57,872,512
Belgium	—	9,952,791	—	9,952,791
Canada	25,541,386	—	—	25,541,386
China	—	59,697,508	—	59,697,508
Denmark	—	32,248,589	—	32,248,589
France	—	368,965,212	—	368,965,212
Germany	—	491,590,800	—	491,590,800
Hong Kong	—	49,002,872	—	49,002,872
Indonesia	—	28,567,652	—	28,567,652
Italy	22,757,987	28,615,106	—	51,373,093
Japan	—	58,580,863	—	58,580,863
Luxembourg	—	39,515,982	—	39,515,982
Netherlands	—	92,197,303	—	92,197,303
South Korea	—	43,675,929	—	43,675,929
Spain	—	15,840,070	—	15,840,070
Sweden	—	72,373,799	—	72,373,799
Switzerland	—	62,866,481	—	62,866,481
United Kingdom	14,489,370	248,879,530	—	263,368,900
United States	58,097,036	29,640,496	—	87,737,532
Total Common Stocks	120,885,779	1,790,083,495	—	1,910,969,274
Total Preferred Stocks*	—	33,624,658	—	33,624,658
Total Equity Linked Securities*	—	5,034,801	—	5,034,801
Total Short-Term Investments*	—	44,965,413	—	44,965,413
Securities Lending Reinvestments
Time Deposit	—	559,184	—	559,184
Repurchase Agreements	—	8,500,000	—	8,500,000
Mutual Funds	24,200,000	—	—	24,200,000
Total Securities Lending Reinvestments	24,200,000	9,059,184	—	33,259,184
Total Investments	$145,085,779	$1,882,767,551	$—	$2,027,853,330
Collateral for Securities Loaned (Liability)	$—	$(33,259,184)	$—	$(33,259,184)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-140

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—7.0% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 7.0%
U.S. Treasury Floating Rate Notes
4.400%, 3M USTBMM + 0.150%, 04/30/26 (a)	17,600,000	$17,609,565
4.432%, 3M USTBMM + 0.182%, 07/31/26 (a)	32,400,000	32,441,585
Total U.S. Treasury & Government Agencies (Cost $50,000,000)		50,051,150

Municipals—2.8%
Board of Regents of the University of Texas System
4.320%, 08/01/45 (a) (Cost $20,000,000)	20,000,000	20,000,000

Corporate Bonds & Notes—2.5%
Commercial Services — 2.5%
Altoona-Blair County Development Corp.
4.420%, 09/01/38 (144A) (a) (Cost $17,850,000)	17,850,000	17,850,000

Short-Term Investments—82.9%
Certificate of Deposit—4.2%
Bank of Montreal
4.640%, SOFR + 0.300%, 03/19/26 (a)	5,000,000	5,000,577
MUFG Bank Ltd.
4.610%, SOFR + 0.250%, 08/14/25 (a)	15,000,000	15,003,334
Woori Bank
4.500%, 04/07/25	10,000,000	10,000,159
		30,004,070
Commercial Paper—54.9%
Banque et Caisse d'Epargne de l'Etat
4.366%, 06/04/25 (b)	10,000,000	9,921,729
BNG Bank NV
3.757%, 04/07/25 (b)	20,000,000	19,983,356
Caisse d'Amortissement de la Dette Sociale
4.259%, 05/02/25 (b)	13,000,000	12,950,188
Caisse des Depots et Consignations
4.376%, 07/02/25 (b)	10,000,000	9,888,465
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.398%, 07/08/25 (144A) (b)	5,500,000	5,434,471
4.408%, 07/08/25 (144A) (b)	8,000,000	7,904,685
Eli Lilly & Co.
2.195%, 04/02/25 (144A) (b)	15,000,000	14,996,415
European Investment Bank
4.436%, 05/15/25 (b)	12,300,000	12,234,580
Falcon Asset Funding LLC
4.770%, SOFR + 0.400%, 11/07/25 (144A) (a)	10,000,000	9,999,986
Honeywell International, Inc.
4.364%, 05/28/25 (b)	4,000,000	3,972,164
HSBC Bank PLC
4.730%, SOFR + 0.360%, 09/11/25 (144A) (a)	10,000,000	10,007,144
Lexington Parker Capital Co. LLC
4.383%, 05/14/25 (144A) (b)	10,000,000	9,946,532
Security Description	Principal Amount*/ Shares	Value
Commercial Paper—(Continued)
LVMH Moet Hennessy Louis Vuitton SE
4.307%, 05/12/25 (144A) (b)	15,000,000	$14,924,471
LVMH Moet Hennessy Louis Vuitton, Inc.
4.358%, 05/20/25 (144A) (b)	8,000,000	7,952,037
Mainbeach Funding LLC
Zero Coupon, 04/01/25 (144A) (b)	8,000,000	7,999,037
Nationwide Building Society
4.377%, 06/11/25 (b)	21,000,000	20,815,788
New York Life Capital Corp.
4.318%, 05/16/25 (b)	10,000,000	9,944,604
New York Life Short Term Funding LLC
4.259%, 04/23/25 (144A) (b)	12,000,000	11,966,750
Novartis Finance Corp.
4.130%, 04/17/25 (144A) (b)	16,200,000	16,166,902
PACCAR Financial Corp.
4.210%, 04/23/25 (b)	16,854,000	16,805,602
Pacific Life Short Term Funding LLC
4.342%, 05/27/25 (b)	16,100,000	15,989,085
Province of Ontario
3.901%, 04/10/25 (b)	24,000,000	23,971,267
PSP Capital, Inc.
3.748%, 04/07/25 (144A) (b)	14,500,000	14,487,820
3.757%, 04/07/25 (144A) (b)	9,000,000	8,992,440
Regatta Funding Co. LLC
4.299%, 04/22/25 (144A) (b)	8,000,000	7,978,532
Sanofi SA
4.367%, 06/11/25 (b)	13,000,000	12,888,356
Sumitomo Mitsui Trust Bank Ltd.
4.200%, 04/16/25 (b)	9,000,000	8,982,740
Thunder Bay Funding LLC
4.570%, SOFR + 0.210%, 10/10/25 (144A) (a)	12,000,000	11,998,080
Toyota Motor Credit Corp.
4.590%, SOFR + 0.220%, 05/12/25 (a)	20,000,000	19,999,966
Unilever Capital Corp.
4.392%, 06/23/25 (144A) (b)	13,500,000	13,366,944
Unilever Finance Netherlands BV
4.392%, 07/02/25 (b)	7,000,000	6,922,621
Versailles Commercial Paper LLC
4.218%, 04/11/25 (b)	15,000,000	14,979,970
		394,372,727

Mutual Funds—23.8%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class, 4.541% (c) (d)	128,989,933	128,989,933
STIT-Government & Agency Portfolio, Institutional Class, 4.290% (c) (d)	25,953,303	25,953,303
BHFTI-141

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
STIT-Treasury Portfolio, Institutional Class, 4.250% (c) (d)	16,532,393	$16,532,393
		171,475,629
Total Short-Term Investments (Cost $595,877,378)		595,852,426
Total Investments—95.2% (Cost $683,727,378)		683,753,576
Other assets and liabilities (net)—4.8%		34,715,303
Net Assets—100.0%		$718,468,879

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2025.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$191,972,246, which is 26.7% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of March 31, 2025
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$133,391,798	$28,478,841	$(32,880,706)	$128,989,933
STIT-Government & Agency Portfolio, Institutional Class	20,171,879	60,779,474	(54,998,050)	25,953,303
STIT-Treasury Portfolio, Institutional Class	12,678,111	40,519,649	(36,665,367)	16,532,393
	$166,241,788	$129,777,964	$(124,544,123)	$171,475,629

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$1,440,886	128,989,933
STIT-Government & Agency Portfolio, Institutional Class	277,612	25,953,303
STIT-Treasury Portfolio, Institutional Class	177,785	16,532,393
	$1,896,283
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/16/25	1,465	AUD	165,046,358	$333,060
Brent Crude Oil Futures	06/30/25	182	USD	13,331,500	395,475
Canada Government Bond 10 Year Futures	06/19/25	1,122	CAD	139,296,300	741,116
Euro STOXX 50 Index Futures	06/20/25	975	EUR	50,592,750	(2,056,952)
Euro-Bund Futures	06/06/25	437	EUR	56,298,710	(1,179,703)
FTSE 100 Index Futures	06/20/25	583	GBP	50,091,360	(665,579)
Japanese Government 10 Year Bond Futures	06/13/25	79	JPY	10,933,600,000	240,712
MSCI Emerging Markets Index E-Mini Futures	06/20/25	1,028	USD	57,095,120	(1,995,893)
Natural Gas Futures	11/25/25	4	USD	207,720	9,305
New York Harbor ULSD Futures	04/30/25	138	USD	13,211,402	261,189
BHFTI-142

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
RBOB Gasoline Futures	04/30/25	139	USD	13,373,107	$881,241
Russell 2000 Index E-Mini Futures	06/20/25	404	USD	40,947,420	(822,354)
S&P 500 Index E-Mini Futures	06/20/25	92	USD	26,004,950	(177,935)
Silver Futures	05/28/25	98	USD	16,959,390	642,228
TOPIX Index Futures	06/12/25	327	JPY	8,704,740,000	364,697
U.K. Long Gilt Bond Futures	06/26/25	594	GBP	54,463,860	(716,675)
U.S. Treasury Long Bond Futures	06/18/25	436	USD	51,134,625	362,307
WTI Crude Oil Futures	08/20/25	63	USD	4,346,370	98,049
Net Unrealized Depreciation					$(3,285,712)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.190%	Monthly	12/04/25	BBP	Barclays Soybean Oil Seasonal Index	USD	5,040,616	$340,228	$—	$340,228
Pay	0.170%	Monthly	04/08/25	BBP	Barclays Copper Excess Return Index	USD	9,547,949	(132,341)	—	(132,341)
Pay	0.190%	Monthly	02/12/26	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	5,203,477	(5,055)	—	(5,055)
Pay	0.170%	Monthly	12/09/25	BBP	Barclays Wheat Chicago Seasonal Index	USD	2,032,827	(119,886)	—	(119,886)
Pay	0.270%	Monthly	01/27/26	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index 2	USD	15,275,628	43,349	—	43,349
Pay	0.150%	Monthly	12/10/25	CIBC	CIBC Live Cattle Seasonal Index	USD	2,942,686	41,233	—	41,233
Pay	0.280%	Monthly	02/05/26	CIBC	CIBC Seasonal Enhanced Cotton Index	USD	3,795,897	58,993	—	58,993
Pay	0.260%	Monthly	02/10/26	CIBC	CIBC Soybean Oil Seasonal Index	USD	205,119	14,413	—	14,413
Pay	0.140%	Monthly	02/18/26	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	6,168,957	(186,011)	—	(186,011)
Pay	0.210%	Monthly	12/11/25	CIBC	CIBC Sugar Excess Return Index	USD	8,609,942	169,180	—	169,180
Pay	0.250%	Monthly	01/27/26	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	12,262,576	280,471	—	280,471
Pay	0.300%	Monthly	02/05/26	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	10,411,921	(277,547)	—	(277,547)
Pay	0.170%	Monthly	02/18/26	MBL	Macquarie Soymeal Front Month Excess Return Index	USD	3,128,604	(25,445)	—	(25,445)
Pay	0.280%	Monthly	02/02/26	MLI	Merrill Lynch Aluminum Excess Return Index	USD	1,803,459	—	—	—
Pay	0.120%	Monthly	12/01/25	MLI	Merrill Lynch Corn Seasonal Index	USD	2,465,435	—	—	—
Pay	0.180%	Monthly	10/09/25	MLI	Merrill Lynch Cotton Seasonal Index	USD	4,493,259	—	—	—
Pay	0.090%	Monthly	11/25/25	MLI	Merrill Lynch Gold Excess Return Index	USD	14,412,880	—	—	—
Pay	0.250%	Monthly	12/01/25	MLI	Merrill Lynch Natural Gas Seasonal Index	USD	11,279,331	—	—	—
Pay	0.160%	Monthly	11/25/25	RBC	RBC Coffee Front Month Excess Return Index	USD	11,214,600	—	—	—
Pay	0.180%	Monthly	02/12/26	RBC	RBC Enhanced Soybean Excess Return Index	USD	4,424,441	—	—	—
Pay	0.060%	Monthly	02/18/26	RBC	RBC Gold Excess Return Index	USD	12,360,376	—	—	—
Pay	0.180%	Monthly	11/25/25	RBC	RBC Sugar Excess Return Index	USD	4,875,241	—	—	—
Pay	0.300%	Monthly	06/25/25	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	10,830,668	(621,492)	—	(621,492)
Pay	0.090%	Monthly	10/21/25	JPMC	S&P GSCI Gold Excess Return Index	USD	11,141,118	389,053	—	389,053
Pay	0.250%	Monthly	02/10/26	GSI	S&P GSCI Soybean Oil Seasonal Index	USD	5,175,126	248,814	—	248,814
Totals								$217,957	$—	$217,957

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Cash in the amount of $3,330,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
BHFTI-143

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$50,051,150	$—	$50,051,150
Total Municipals*	—	20,000,000	—	20,000,000
Total Corporate Bonds & Notes*	—	17,850,000	—	17,850,000
Short-Term Investments
Certificate of Deposit	—	30,004,070	—	30,004,070
Commercial Paper	—	394,372,727	—	394,372,727
Mutual Funds	171,475,629	—	—	171,475,629
Total Short-Term Investments	171,475,629	424,376,797	—	595,852,426
Total Investments	$171,475,629	$512,277,947	$—	$683,753,576
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,329,379	$—	$—	$4,329,379
Futures Contracts (Unrealized Depreciation)	(7,615,091)	—	—	(7,615,091)
Total Futures Contracts	$(3,285,712)	$—	$—	$(3,285,712)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,585,734	$—	$1,585,734
OTC Swap Contracts at Value (Liabilities)	—	(1,367,777)	—	(1,367,777)
Total OTC Swap Contracts	$—	$217,957	$—	$217,957

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-144

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.7%
General Electric Co.	68,851	$13,780,528
Textron, Inc.	251,228	18,151,223
		31,931,751
Air Freight & Logistics — 1.6%
FedEx Corp.	121,488	29,616,345
Banks — 13.0%
Bank of America Corp.	1,329,475	55,478,992
Citigroup, Inc. (a)	393,243	27,916,320
Citizens Financial Group, Inc.	700,844	28,713,579
Fifth Third Bancorp (a)	620,554	24,325,717
Huntington Bancshares, Inc.	1,806,530	27,116,015
M&T Bank Corp.	119,031	21,276,791
Wells Fargo & Co.	779,772	55,979,832
		240,807,246
Beverages — 3.7%
Anheuser-Busch InBev SA	271,605	16,724,169
Coca-Cola Co.	343,984	24,636,134
Keurig Dr. Pepper, Inc.	761,582	26,061,336
		67,421,639
Broadline Retail — 1.2%
eBay, Inc.	336,102	22,764,188
Building Products — 1.6%
Johnson Controls International PLC	368,727	29,538,720
Capital Markets — 2.4%
Goldman Sachs Group, Inc. (a)	13,720	7,495,099
Morgan Stanley	43,700	5,098,479
State Street Corp.	357,677	32,022,822
		44,616,400
Chemicals — 2.2%
CF Industries Holdings, Inc.	230,256	17,994,506
Corteva, Inc.	367,173	23,106,197
		41,100,703
Communications Equipment — 3.2%
Cisco Systems, Inc.	734,182	45,306,371
F5, Inc. (b)	52,973	14,105,121
		59,411,492
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp. (a)	445,995	33,467,465
Containers & Packaging — 0.9%
International Paper Co. (a)	312,082	16,649,575
Electric Utilities — 0.4%
Evergy, Inc.	96,484	6,652,572
Electrical Equipment — 2.7%
Eaton Corp. PLC	90,730	24,663,136
Security Description	Shares	Value
Electrical Equipment—(Continued)
Emerson Electric Co.	232,460	$25,486,914
		50,150,050
Energy Equipment & Services — 0.6%
Tenaris SA	570,465	11,145,465
Entertainment — 2.0%
Universal Music Group NV	359,275	9,902,224
Walt Disney Co.	172,734	17,048,846
Warner Bros Discovery, Inc. (a) (b)	984,749	10,566,357
		37,517,427
Health Care Equipment & Supplies — 3.5%
Baxter International, Inc.	264,079	9,039,424
Becton Dickinson & Co.	95,127	21,789,791
GE HealthCare Technologies, Inc.	165,327	13,343,542
Medtronic PLC	216,973	19,497,194
		63,669,951
Health Care Providers & Services — 6.5%
CVS Health Corp.	627,839	42,536,092
Elevance Health, Inc.	76,452	33,253,562
Henry Schein, Inc. (a) (b)	247,038	16,919,632
Humana, Inc.	39,733	10,513,352
UnitedHealth Group, Inc.	33,045	17,307,319
		120,529,957
Hotels, Restaurants & Leisure — 3.8%
Domino's Pizza, Inc. (a)	37,067	17,030,433
Las Vegas Sands Corp.	418,766	16,176,931
Restaurant Brands International, Inc. (a)	251,789	16,784,767
Starbucks Corp. (a)	205,347	20,142,487
		70,134,618
Household Products — 3.2%
Kimberly-Clark Corp.	217,170	30,885,917
Reckitt Benckiser Group PLC	426,056	28,790,781
		59,676,698
Insurance — 2.9%
Allstate Corp.	98,648	20,427,041
American International Group, Inc.	381,351	33,154,656
		53,581,697
Interactive Media & Services — 3.9%
Alphabet, Inc. - Class A	222,349	34,384,049
Meta Platforms, Inc. - Class A (a)	64,251	37,031,707
		71,415,756
IT Services — 2.3%
Cognizant Technology Solutions Corp. - Class A	372,770	28,516,905
DXC Technology Co. (b)	800,194	13,643,308
		42,160,213
BHFTI-145

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 1.1%
ICON PLC (b)	55,822	$9,768,292
IQVIA Holdings, Inc. (b)	58,549	10,322,189
		20,090,481
Machinery — 2.5%
Caterpillar, Inc.	64,412	21,243,078
Westinghouse Air Brake Technologies Corp.	139,161	25,236,847
		46,479,925
Media — 1.9%
Charter Communications, Inc. - Class A (a) (b)	49,606	18,281,299
Comcast Corp. - Class A	467,351	17,245,252
		35,526,551
Multi-Utilities — 2.8%
Dominion Energy, Inc.	410,798	23,033,444
Sempra	397,289	28,350,543
		51,383,987
Oil, Gas & Consumable Fuels — 9.0%
Cheniere Energy, Inc.	70,385	16,287,089
Chevron Corp.	235,706	39,431,257
ConocoPhillips	251,354	26,397,197
EQT Corp.	262,934	14,048,564
Exxon Mobil Corp.	203,465	24,198,092
Hess Corp.	94,257	15,055,670
Suncor Energy, Inc.	803,618	31,116,089
		166,533,958
Pharmaceuticals — 7.3%
AstraZeneca PLC	185,448	27,102,238
Bristol-Myers Squibb Co. (a)	288,381	17,588,357
Johnson & Johnson	193,287	32,054,716
Merck & Co., Inc.	264,670	23,756,779
Sanofi SA (ADR) (a)	624,937	34,659,006
		135,161,096
Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	620,412	14,089,556
NXP Semiconductors NV	136,013	25,850,631
QUALCOMM, Inc.	94,046	14,446,406
		54,386,593
Software — 2.4%
Microsoft Corp.	117,506	44,110,577
Specialized REITs — 0.4%
SBA Communications Corp.	34,099	7,502,121
Tobacco — 2.1%
Philip Morris International, Inc.	241,680	38,361,866
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	49,382	$13,170,673
Total Common Stocks (Cost $1,378,272,300)		1,816,667,756

Short-Term Investments—1.7%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $31,587,100; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $32,215,963	31,584,249	31,584,249
Total Short-Term Investments (Cost $31,584,249)		31,584,249

Securities Lending Reinvestments (c)—4.1%
Certificate of Deposit—0.1%
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,000,590
Repurchase Agreements—3.2%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $9,962; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $10,172	9,961	9,961
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $5,000,606; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $5,100,618	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $16,595,528; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.000%, maturity dates ranging from 05/15/26 - 02/28/30, and an aggregate market value of $16,925,421	16,593,546	16,593,546
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $16,595,551; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 05/08/25 - 05/15/40, and an aggregate market value of $16,925,417	16,593,546	16,593,546
Goldman Sachs & Co.
Repurchase Agreement dated 03/31/25 at 4.320%, due on 04/01/25 with a maturity value of $4,096,466; collateralized by U.S. Treasury Obligations at 2.875%, maturing 05/15/28, and an aggregate market value of $4,177,895	4,095,975	4,095,975
BHFTI-146

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $16,595,551; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $16,927,468	16,593,546	$16,593,546
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $3,594; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $3,666	3,594	3,594
		58,890,168
Time Deposits—0.8%
Banco Santander SA
4.320%, 04/01/25	3,771,261	3,771,261
DNB Bank ASA
4.290%, 04/01/25	3,771,260	3,771,260
DZ Bank AG (NY)
4.310%, 04/01/25	3,771,261	3,771,261
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	3,771,260	3,771,260
		15,085,042

Mutual Funds—0.0%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	150,000	150,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	150,000	150,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	150,000	$150,000
		450,000
Total Securities Lending Reinvestments (Cost $75,425,207)		75,425,800
Total Investments—104.0% (Cost $1,485,281,756)		1,923,677,805
Other assets and liabilities (net)—(4.0)%		(74,708,416)
Net Assets—100.0%		$1,848,969,389

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $128,520,623 and the collateral received consisted of cash in the amount of $75,425,210 and non-cash collateral with a value of $54,694,403. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	769,277	CIBC	04/10/25	USD	535,818	$(1,012)
CAD	1,087,090	RBC	04/10/25	USD	759,456	(3,704)
EUR	772,392	CIBC	04/10/25	USD	834,971	566
EUR	723,023	DBAG	04/10/25	USD	788,671	(6,538)
GBP	888,611	DBAG	04/10/25	USD	1,152,395	(4,555)
GBP	601,086	DBAG	04/10/25	USD	778,259	(1,822)

Contracts to Deliver
CAD	28,598,376	CIBC	04/10/25	USD	19,723,750	(158,020)
CAD	978,857	CIBC	04/10/25	USD	685,157	4,650
CAD	1,778,117	DBAG	04/10/25	USD	1,244,416	8,258
CAD	2,817,299	GSI	04/10/25	USD	1,967,404	8,800
CAD	1,650,053	RBC	04/10/25	USD	1,143,488	(3,639)
EUR	34,382,266	RBC	04/10/25	USD	36,442,039	(751,099)
EUR	959,763	RBC	04/10/25	USD	1,042,485	4,258
GBP	22,572,624	CIBC	04/10/25	USD	28,834,511	(323,079)
BHFTI-147

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	464,162	JPMC	04/10/25	USD	599,855	$286
Net Unrealized Depreciation						$(1,226,650)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$31,931,751	$—	$—	$31,931,751
Air Freight & Logistics	29,616,345	—	—	29,616,345
Banks	240,807,246	—	—	240,807,246
Beverages	50,697,470	16,724,169	—	67,421,639
Broadline Retail	22,764,188	—	—	22,764,188
Building Products	29,538,720	—	—	29,538,720
Capital Markets	44,616,400	—	—	44,616,400
Chemicals	41,100,703	—	—	41,100,703
Communications Equipment	59,411,492	—	—	59,411,492
Consumer Staples Distribution & Retail	33,467,465	—	—	33,467,465
Containers & Packaging	16,649,575	—	—	16,649,575
Electric Utilities	6,652,572	—	—	6,652,572
Electrical Equipment	50,150,050	—	—	50,150,050
Energy Equipment & Services	—	11,145,465	—	11,145,465
Entertainment	27,615,203	9,902,224	—	37,517,427
Health Care Equipment & Supplies	63,669,951	—	—	63,669,951
Health Care Providers & Services	120,529,957	—	—	120,529,957
Hotels, Restaurants & Leisure	70,134,618	—	—	70,134,618
Household Products	30,885,917	28,790,781	—	59,676,698
Insurance	53,581,697	—	—	53,581,697
Interactive Media & Services	71,415,756	—	—	71,415,756
IT Services	42,160,213	—	—	42,160,213
Life Sciences Tools & Services	20,090,481	—	—	20,090,481
Machinery	46,479,925	—	—	46,479,925
Media	35,526,551	—	—	35,526,551
Multi-Utilities	51,383,987	—	—	51,383,987
Oil, Gas & Consumable Fuels	166,533,958	—	—	166,533,958
Pharmaceuticals	108,058,858	27,102,238	—	135,161,096
Semiconductors & Semiconductor Equipment	54,386,593	—	—	54,386,593
Software	44,110,577	—	—	44,110,577
Specialized REITs	7,502,121	—	—	7,502,121
Tobacco	38,361,866	—	—	38,361,866
Wireless Telecommunication Services	13,170,673	—	—	13,170,673
Total Common Stocks	1,723,002,879	93,664,877	—	1,816,667,756
Total Short-Term Investments*	—	31,584,249	—	31,584,249
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,590	—	1,000,590
Repurchase Agreements	—	58,890,168	—	58,890,168
Time Deposits	—	15,085,042	—	15,085,042
Mutual Funds	450,000	—	—	450,000
Total Securities Lending Reinvestments	450,000	74,975,800	—	75,425,800
Total Investments	$1,723,452,879	$200,224,926	$—	$1,923,677,805
Collateral for Securities Loaned (Liability)	$—	$(75,425,210)	$—	$(75,425,210)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$26,818	$—	$26,818
BHFTI-148

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(1,253,468)	$—	$(1,253,468)
Total Forward Contracts	$—	$(1,226,650)	$—	$(1,226,650)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-149

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Canada — 1.2%
Canadian Pacific Kansas City Ltd. (a)	38,005	$2,668,331
Shopify, Inc. - Class A (b)	103,272	9,850,600
		12,518,931
China — 4.0%
JD.com, Inc. (ADR) (a)	791,395	32,542,162
Tencent Holdings Ltd.	130,000	8,285,228
		40,827,390
Denmark — 1.2%
Novo Nordisk AS - Class B	176,088	12,205,075
France — 7.1%
Airbus SE	191,626	33,788,079
Dassault Systemes SE	106,927	4,074,768
EssilorLuxottica SA	42,532	12,235,815
LVMH Moet Hennessy Louis Vuitton SE	35,475	22,147,840
		72,246,502
Germany — 5.3%
Allianz SE	21,669	8,261,543
SAP SE	174,673	46,374,126
		54,635,669
India — 6.3%
DLF Ltd.	5,071,085	40,149,054
HDFC Bank Ltd.	262,238	5,577,401
ICICI Bank Ltd. (ADR)	609,884	19,223,544
		64,949,999
Israel — 0.9%
Nice Ltd. (ADR) (b)	63,547	9,797,041
Italy — 1.7%
Brunello Cucinelli SpA	93,821	10,748,734
Ferrari NV	9,317	3,973,902
Moncler SpA	37,864	2,339,694
		17,062,330
Japan — 3.7%
Capcom Co. Ltd. (a)	248,400	6,124,937
Hoya Corp.	41,800	4,715,222
Keyence Corp.	42,200	16,563,807
TDK Corp. (a)	998,700	10,425,439
		37,829,405
Netherlands — 2.0%
Adyen NV (b)	6,651	10,166,065
ASML Holding NV	5,837	3,862,326
BE Semiconductor Industries NV	34,788	3,613,537
Universal Music Group NV	101,688	2,802,693
		20,444,621
Spain — 1.6%
Amadeus IT Group SA	208,411	15,971,189
Security Description	Shares/ Principal Amount*	Value
Sweden — 4.1%
Assa Abloy AB - Class B	597,665	$17,959,013
Atlas Copco AB - A Shares	1,483,388	23,767,667
		41,726,680
Switzerland — 1.1%
Lonza Group AG	17,605	10,835,440
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	205,000	5,714,950
United States — 58.7%
Alphabet, Inc. - Class A	640,525	99,050,786
Amazon.com, Inc. (b)	89,105	16,953,117
Analog Devices, Inc.	194,604	39,245,789
Boston Scientific Corp. (b)	87,126	8,789,271
Broadcom, Inc.	80,025	13,398,586
Ecolab, Inc.	20,620	5,227,582
Eli Lilly & Co.	41,150	33,986,196
Equifax, Inc.	63,557	15,479,943
IDEXX Laboratories, Inc. (b)	8,746	3,672,883
Intuit, Inc.	50,731	31,148,327
Intuitive Surgical, Inc. (b)	31,710	15,705,012
IQVIA Holdings, Inc. (b)	48,196	8,496,955
Lam Research Corp.	75,526	5,490,740
Linde PLC	7,694	3,582,634
Marriott International, Inc. - Class A	41,067	9,782,159
Marvell Technology, Inc.	362,367	22,310,936
Mastercard, Inc. - Class A	6,168	3,380,804
Meta Platforms, Inc. - Class A	156,660	90,292,558
Microsoft Corp.	64,547	24,230,298
Netflix, Inc. (b)	13,703	12,778,459
NVIDIA Corp.	309,784	33,574,390
Phathom Pharmaceuticals, Inc. (a) (b)	241,322	1,513,089
QUALCOMM, Inc.	13,241	2,033,950
S&P Global, Inc.	95,232	48,387,379
Spotify Technology SA (b)	4,429	2,436,083
Synopsys, Inc. (b)	9,190	3,941,131
Thermo Fisher Scientific, Inc.	7,786	3,874,314
TJX Cos., Inc.	26,000	3,166,800
Visa, Inc. - Class A (a)	102,618	35,963,504
Zoetis, Inc.	11,640	1,916,526
		599,810,201
Total Common Stocks (Cost $570,491,583)		1,016,575,423

Short-Term Investments—0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $7,004,040; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $7,143,525	7,003,408	7,003,408
Total Short-Term Investments (Cost $7,003,408)		7,003,408
BHFTI-150

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—0.7%

Security Description	Shares/ Principal Amount*	Value

Time Deposits — 0.1%
DNB Bank ASA 4.290%, 04/01/25	368,188	$368,188
First Abu Dhabi Bank USA NV 4.320%, 04/01/25	368,188	368,188
		736,376

Repurchase Agreements — 0.0%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $5,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $5,188	5,080	5,080
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $20,469; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $20,878	20,467	20,467
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $102,012	100,000	100,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $1,832; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $1,869	1,832	1,832
		127,379

Mutual Funds — 0.6%
Allspring Government Money Market Fund, Select Class, 4.270% (d)	800,000	800,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (d)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	800,000	800,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (d)	800,000	800,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	500,000	500,000
Security Description	Shares	Value
Mutual Funds — (Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	800,000	$800,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (d)	1,000,000	1,000,000
		6,500,000
Total Securities Lending Reinvestments (Cost $7,363,755)		7,363,755
Total Investments—100.9% (Cost $584,858,746)		1,030,942,586
Other assets and liabilities (net)—(0.9)%		(9,154,071)
Net Assets—100.0%		$1,021,788,515

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $33,911,998 and the collateral received consisted of cash in the amount of
$7,363,754 and non-cash collateral with a value of $26,961,759. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Interactive Media & Services	19.3
Semiconductors & Semiconductor Equipment	12.7
Software	11.7
Pharmaceuticals	4.9
Financial Services	4.8
Broadline Retail	4.8
Capital Markets	4.7
Health Care Equipment & Supplies	4.4
Real Estate Management & Development	3.9
Textiles, Apparel & Luxury Goods	3.5
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$12,518,931	$—	$—	$12,518,931
China	32,542,162	8,285,228	—	40,827,390
Denmark	—	12,205,075	—	12,205,075
France	—	72,246,502	—	72,246,502
Germany	—	54,635,669	—	54,635,669
BHFTI-151

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
India	$19,223,544	$45,726,455	$—	$64,949,999
Israel	9,797,041	—	—	9,797,041
Italy	—	17,062,330	—	17,062,330
Japan	—	37,829,405	—	37,829,405
Netherlands	—	20,444,621	—	20,444,621
Spain	—	15,971,189	—	15,971,189
Sweden	—	41,726,680	—	41,726,680
Switzerland	—	10,835,440	—	10,835,440
Taiwan	—	5,714,950	—	5,714,950
United States	599,810,201	—	—	599,810,201
Total Common Stocks	673,891,879	342,683,544	—	1,016,575,423
Total Short-Term Investments*	—	7,003,408	—	7,003,408
Securities Lending Reinvestments
Time Deposits	—	736,376	—	736,376
Repurchase Agreements	—	127,379	—	127,379
Mutual Funds	6,500,000	—	—	6,500,000
Total Securities Lending Reinvestments	6,500,000	863,755	—	7,363,755
Total Investments	$680,391,879	$350,550,707	$—	$1,030,942,586
Collateral for Securities Loaned (Liability)	$—	$(7,363,754)	$—	$(7,363,754)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-152

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.6%
Kratos Defense & Security Solutions, Inc. (a)	122,929	$3,649,762
Loar Holdings, Inc. (a) (b)	33,222	2,347,134
Moog, Inc. - Class A	36,347	6,300,753
		12,297,649
Banks — 2.1%
Bancorp, Inc. (a) (b)	145,239	7,674,429
Western Alliance Bancorp (b)	105,315	8,091,351
		15,765,780
Biotechnology — 8.2%
ADMA Biologics, Inc. (a)	444,335	8,815,607
Ascendis Pharma AS (ADR) (a)	44,157	6,882,310
Blueprint Medicines Corp. (a)	61,989	5,486,646
CareDx, Inc. (a)	174,980	3,105,895
Halozyme Therapeutics, Inc. (a)	101,820	6,497,134
Insmed, Inc. (a) (b)	88,693	6,766,389
Madrigal Pharmaceuticals, Inc. (a) (b)	18,934	6,271,509
Twist Bioscience Corp. (a)	200,445	7,869,471
Vaxcyte, Inc. (a) (b)	75,826	2,863,190
Vericel Corp. (a)	147,494	6,581,182
		61,139,333
Broadline Retail — 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	72,978	8,491,720
Building Products — 2.5%
Armstrong World Industries, Inc.	39,403	5,551,095
AZEK Co., Inc. (a)	146,623	7,168,398
Zurn Elkay Water Solutions Corp. (b)	186,269	6,143,152
		18,862,645
Capital Markets — 4.6%
Hamilton Lane, Inc. - Class A	59,793	8,889,425
Piper Sandler Cos.	30,355	7,517,719
StepStone Group, Inc. - Class A	151,770	7,926,947
TMX Group Ltd.	269,546	9,841,178
		34,175,269
Chemicals — 1.2%
Element Solutions, Inc.	385,522	8,716,652
Commercial Services & Supplies — 1.3%
Clean Harbors, Inc. (a)	50,590	9,971,289
Communications Equipment — 0.4%
Harmonic, Inc. (a) (b)	315,043	3,021,262
Construction & Engineering — 2.5%
API Group Corp. (a)	162,539	5,812,395
Construction Partners, Inc. - Class A (a)	84,681	6,086,023
Everus Construction Group, Inc. (a)	119,780	4,442,640
Fluor Corp. (a)	73,349	2,627,361
		18,968,419
Security Description	Shares	Value
Construction Materials — 1.1%
Eagle Materials, Inc.	37,609	$8,346,565
Consumer Finance — 0.7%
Upstart Holdings, Inc. (a)	107,023	4,926,269
Consumer Staples Distribution & Retail — 0.9%
Maplebear, Inc. (a)	162,963	6,500,594
Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc. (a)	65,900	8,371,936
Stride, Inc. (a) (b)	68,342	8,645,263
		17,017,199
Electrical Equipment — 1.1%
Hammond Power Solutions, Inc. (b)	52,157	2,758,172
nVent Electric PLC	106,579	5,586,871
		8,345,043
Electronic Equipment, Instruments & Components — 2.5%
Coherent Corp. (a)	90,984	5,908,501
Itron, Inc. (a)	66,427	6,958,893
PAR Technology Corp. (a) (b)	98,310	6,030,335
		18,897,729
Energy Equipment & Services — 1.6%
TechnipFMC PLC	286,664	9,084,382
Weatherford International PLC	54,620	2,924,901
		12,009,283
Financial Services — 2.0%
Mr. Cooper Group, Inc. (a)	55,713	6,663,275
PennyMac Financial Services, Inc.	80,645	8,073,371
		14,736,646
Food Products — 2.1%
Freshpet, Inc. (a) (b)	74,639	6,207,725
Post Holdings, Inc. (a)	82,083	9,551,178
		15,758,903
Ground Transportation — 0.9%
Saia, Inc. (a)	18,758	6,554,608
Health Care Equipment & Supplies — 6.3%
Glaukos Corp. (a)	79,754	7,849,389
Inspire Medical Systems, Inc. (a)	35,406	5,639,468
Integer Holdings Corp. (a) (b)	63,865	7,536,708
Lantheus Holdings, Inc. (a)	88,515	8,639,064
Merit Medical Systems, Inc. (a)	82,468	8,717,692
TransMedics Group, Inc. (a) (b)	59,906	4,030,476
UFP Technologies, Inc. (a) (b)	21,804	4,398,085
		46,810,882
Health Care Providers & Services — 4.1%
Encompass Health Corp.	105,682	10,703,473
Guardant Health, Inc. (a)	129,989	5,537,531
BHFTI-153

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
HealthEquity, Inc. (a)	79,350	$7,012,160
Tenet Healthcare Corp. (a)	52,614	7,076,583
		30,329,747
Hotels, Restaurants & Leisure — 4.9%
Planet Fitness, Inc. - Class A (a)	63,560	6,140,532
Shake Shack, Inc. - Class A (a)	76,283	6,725,872
Sweetgreen, Inc. - Class A (a) (b)	193,489	4,841,095
Texas Roadhouse, Inc.	39,001	6,498,737
Travel & Leisure Co.	82,632	3,825,035
Wingstop, Inc.	7,975	1,799,000
Wyndham Hotels & Resorts, Inc.	74,915	6,780,557
		36,610,828
Household Durables — 1.3%
Cavco Industries, Inc. (a)	19,109	9,929,610
Independent Power and Renewable Electricity Producers — 0.9%
Talen Energy Corp. (a) (b)	32,613	6,511,838
Industrial REITs — 1.5%
EastGroup Properties, Inc.	27,158	4,783,882
Terreno Realty Corp.	100,243	6,337,362
		11,121,244
Insurance — 0.7%
Root, Inc. - Class A (a)	37,477	5,000,931
Interactive Media & Services — 0.7%
Cargurus, Inc. (a)	171,054	4,982,803
IT Services — 0.8%
DigitalOcean Holdings, Inc. (a) (b)	191,140	6,382,165
Life Sciences Tools & Services — 1.7%
BioLife Solutions, Inc. (a) (b)	303,323	6,927,897
Repligen Corp. (a)	44,385	5,647,548
		12,575,445
Machinery — 4.7%
Atmus Filtration Technologies, Inc.	157,138	5,771,679
Enpro, Inc.	35,834	5,797,583
Esab Corp. (b)	63,100	7,351,150
Federal Signal Corp.	95,759	7,043,074
RBC Bearings, Inc. (a)	28,646	9,217,423
		35,180,909
Metals & Mining — 2.2%
ATI, Inc. (a)	135,160	7,032,375
Carpenter Technology Corp. (b)	51,445	9,320,805
		16,353,180
Oil, Gas & Consumable Fuels — 1.4%
Permian Resources Corp.	364,307	5,045,652
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Range Resources Corp.	133,427	$5,327,740
		10,373,392
Personal Care Products — 1.1%
BellRing Brands, Inc. (a)	107,013	7,968,188
Pharmaceuticals — 1.5%
Prestige Consumer Healthcare, Inc. (a) (b)	131,439	11,299,811
Professional Services — 0.9%
CBIZ, Inc. (a)	90,088	6,834,076
Semiconductors & Semiconductor Equipment — 4.5%
Impinj, Inc. (a) (b)	42,419	3,847,403
Lattice Semiconductor Corp. (a)	96,201	5,045,742
MACOM Technology Solutions Holdings, Inc. (a)	78,413	7,871,097
Power Integrations, Inc.	98,281	4,963,191
SiTime Corp. (a)	51,810	7,920,195
Tower Semiconductor Ltd. (a)	104,345	3,720,943
		33,368,571
Software — 13.7%
ACI Worldwide, Inc. (a)	133,890	7,325,122
Agilysys, Inc. (a)	53,743	3,898,517
AvePoint, Inc. (a)	257,892	3,723,960
Bill Holdings, Inc. (a)	110,547	5,073,002
Braze, Inc. - Class A (a)	171,302	6,180,576
Cellebrite DI Ltd. (a)	285,409	5,545,497
Clearwater Analytics Holdings, Inc. - Class A (a)	267,222	7,161,550
Commvault Systems, Inc. (a)	21,125	3,332,680
CyberArk Software Ltd. (a)	22,840	7,719,920
Descartes Systems Group, Inc. (a)	64,253	6,478,630
Intapp, Inc. (a)	136,979	7,996,834
nCino, Inc. (a) (b)	242,297	6,655,899
Pegasystems, Inc.	116,451	8,095,673
Procore Technologies, Inc. (a)	113,647	7,502,975
Q2 Holdings, Inc. (a)	130,259	10,422,022
ServiceTitan, Inc. - Class A (a) (b)	13,161	1,251,743
Workiva, Inc. (a)	51,679	3,922,953
		102,287,553
Specialty Retail — 2.2%
Boot Barn Holdings, Inc. (a) (b)	55,310	5,941,953
Murphy USA, Inc.	14,601	6,859,696
RH (a)	17,318	4,059,512
		16,861,161
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	33,070	7,451,994
FTAI Aviation Ltd. (b)	27,477	3,050,771
SiteOne Landscape Supply, Inc. (a)	46,855	5,690,071
		16,192,836
Total Common Stocks (Cost $668,932,160)		731,478,027
BHFTI-154

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Short-Term Investments—2.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $16,098,176; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $16,418,690	16,096,723	$16,096,723
Total Short-Term Investments (Cost $16,096,723)		16,096,723

Securities Lending Reinvestments (c)—4.2%
Repurchase Agreements—2.3%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $900,110; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $919,068	900,000	900,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $5,000,606; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $5,100,618	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $2,050,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $2,040,200	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $4,000,499; collateralized by various Common Stock with an aggregate market value of $4,460,471	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $3,002,602; collateralized by various Common Stock with an aggregate market value of $3,345,309	3,000,000	3,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $550,068	500,000	500,000
		17,500,000
Security Description	Principal Amount*/ Shares	Value
Time Deposits—0.3%
Banco Santander SA
4.320%, 04/01/25	1,122,271	$1,122,271
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (d)	1,000,000	1,000,000
		2,122,271

Mutual Funds—1.6%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (e)	2,000,000	2,000,000
		12,000,000
Total Securities Lending Reinvestments (Cost $31,622,271)		31,622,271
Total Investments—104.4% (Cost $716,651,154)		779,197,021
Other assets and liabilities (net)—(4.4)%		(33,027,888)
Net Assets—100.0%		$746,169,133

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $49,655,276 and the collateral received consisted of cash in the amount of
$31,622,271 and non-cash collateral with a value of $19,493,902. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
BHFTI-155

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$731,478,027	$—	$—	$731,478,027
Total Short-Term Investments*	—	16,096,723	—	16,096,723
Securities Lending Reinvestments
Repurchase Agreements	—	17,500,000	—	17,500,000
Time Deposits	—	2,122,271	—	2,122,271
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	19,622,271	—	31,622,271
Total Investments	$743,478,027	$35,718,994	$—	$779,197,021
Collateral for Securities Loaned (Liability)	$—	$(31,622,271)	$—	$(31,622,271)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-156

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—55.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 30.4%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	9,173,875	$7,671,288
2.500%, 05/01/51	2,122,766	1,790,501
2.500%, 01/01/52	3,946,839	3,325,952
3.000%, 09/01/50	3,128,867	2,829,952
3.000%, 02/01/52	2,593,101	2,248,589
3.500%, 03/01/32	243,510	237,722
3.500%, 12/01/32	862,942	836,832
3.500%, 01/01/33	1,242,868	1,202,127
3.500%, 03/01/33	1,280,494	1,239,251
3.500%, 04/01/33	2,026,164	1,964,335
3.500%, 05/01/33	523,017	504,802
3.500%, 06/01/43	689,094	642,283
3.700%, 06/01/34	3,261,195	3,051,224
3.750%, 08/01/32	3,500,000	3,319,253
4.000%, 09/01/32	167,697	164,908
4.000%, 11/01/32	449,028	441,630
4.000%, 12/01/32	353,877	347,266
4.000%, 01/01/33	33,880	33,402
4.000%, 02/01/33	104,007	102,344
4.000%, 08/01/42	807,148	777,251
4.000%, 08/01/43	1,349,354	1,297,240
4.000%, 01/01/46	975,195	927,075
4.000%, 07/01/48	1,224,063	1,155,162
4.000%, 05/01/52	721,452	673,526
5.000%, 02/01/34	83,738	84,030
5.000%, 08/01/39	442,172	446,611
6.000%, 12/01/54	1,176,970	1,200,394
7.177%, 1Y RFUCCT + 1.850%, 07/01/40 (a)	217,496	224,459
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
6.140%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	915,163	893,480
8.590%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,325,416	1,350,873
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,802,009
2.970%, 04/25/28 (a)	1,790,000	1,738,650
3.690%, 01/25/29	397,000	388,854
3.710%, 09/25/32 (a)	3,035,000	2,880,197
3.800%, 10/25/32 (a)	2,100,000	2,003,048
3.900%, 08/25/28 (a)	3,170,000	3,131,930
Federal Home Loan Mortgage Corp. REMICS
1.907%, -1x SOFR30A + 6.256%, 10/15/37 (a) (b)	1,209,995	102,587
1.937%, -1x SOFR30A + 6.286%, 11/15/36 (a) (b)	569,652	49,010
3.000%, 02/15/26	38,152	37,872
4.913%, SOFR30A + 0.564%, 08/15/42 (a)	1,480,860	1,462,832
5.000%, 08/15/35	475,948	485,671
5.143%, SOFR30A + 0.794%, 11/15/37 (a)	227,595	227,674
5.813%, SOFR30A + 1.464%, 03/15/38 (a)	600,000	618,748
6.000%, 07/15/35	1,195,508	1,263,876
6.000%, 03/15/36	990,118	1,041,843
6.500%, 05/15/28	37,992	38,460
6.500%, 03/15/37	225,042	240,193
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	2,887,523	2,421,333
3.250%, 11/25/61	2,159,726	1,859,937
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.500%, 05/25/57	2,941,767	$2,703,474
3.500%, 06/25/57	2,736,498	2,508,983
3.500%, 07/25/58	2,605,534	2,324,307
3.500%, 10/25/58	1,347,607	1,111,613
3.500%, 05/25/64	3,291,813	2,904,527
4.000%, 11/25/57	2,132,728	2,007,250
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (c)	300,565	229,151
3.000%, 01/15/43	933,765	854,454
Federal National Mortgage Association
1.507%, 11/01/32 (a)	8,212,621	6,705,067
1.755%, 03/01/32 (a)	5,036,466	4,244,903
1.800%, 10/01/33	3,484,000	2,851,505
1.930%, 11/01/31	4,300,000	3,666,072
2.000%, 08/01/51	4,174,769	3,326,448
2.010%, 01/01/32	4,050,000	3,479,867
2.440%, 06/01/30	2,882,524	2,624,691
2.500%, 05/01/50	3,223,349	2,718,585
2.500%, 09/01/50	2,686,311	2,269,843
2.500%, 10/01/50	1,995,045	1,695,150
2.500%, 05/01/51	3,422,924	2,880,149
2.500%, 09/01/51	3,277,965	2,728,005
2.500%, 10/01/51	6,252,069	5,241,843
2.500%, 01/01/52	2,535,640	2,125,113
2.500%, 02/01/52	3,489,912	2,945,817
2.500%, 03/01/52	3,551,707	2,997,350
2.500%, 05/01/52	4,285,994	3,628,123
2.500%, 09/01/52	4,775,970	3,998,063
2.500%, 03/01/62	2,399,426	1,940,502
2.510%, 10/01/30	3,150,000	2,861,197
2.730%, 07/01/28	2,734,956	2,602,808
2.810%, 09/01/31	1,337,238	1,225,673
2.970%, 06/01/30	2,750,000	2,562,866
2.980%, 09/01/36	1,114,168	1,031,446
3.000%, 01/01/43	1,369,368	1,233,286
3.000%, 01/01/52	2,491,232	2,160,254
3.000%, 02/01/52	5,255,366	4,608,072
3.000%, 06/01/52	3,679,458	3,196,101
3.000%, 07/01/60	2,339,031	2,015,875
3.000%, 03/01/61	2,827,293	2,436,555
3.500%, 08/01/26	20,031	19,836
3.500%, 02/01/33	779,862	757,210
3.500%, 05/01/33	1,034,257	1,003,542
3.500%, 07/01/42	696,059	648,816
3.500%, 08/01/42	219,281	204,410
3.500%, 07/01/43	885,765	823,428
3.500%, 01/01/50	2,620,127	2,378,906
3.500%, 07/01/50	1,906,848	1,738,136
3.500%, 12/01/51	1,330,211	1,209,805
3.500%, 02/01/52	3,948,980	3,567,972
3.500%, 03/01/60	1,856,103	1,660,672
3.500%, 03/01/61	1,309,628	1,160,071
3.500%, 03/01/62	2,883,039	2,553,877
3.540%, 06/01/32	4,357,000	4,062,983
BHFTI-157

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.550%, 02/01/30	1,500,000	$1,449,076
3.730%, 10/01/32	2,463,120	2,330,430
3.800%, 09/01/32	3,411,180	3,243,011
3.805%, 11/01/32	2,025,000	1,926,902
3.895%, 02/01/33	3,450,000	3,288,247
3.970%, 08/01/33	4,699,278	4,463,740
4.000%, 02/01/31	253,062	250,596
4.000%, 10/01/32	146,843	143,975
4.000%, 12/01/40	65,291	62,640
4.000%, 07/01/42	456,006	435,226
4.000%, 06/01/47	479,681	454,633
4.000%, 04/01/52	5,260,298	4,911,116
4.000%, 05/01/52	7,347,906	6,860,743
4.170%, 05/01/33	3,000,000	2,913,315
4.185%, 04/01/33	3,000,000	2,923,993
4.190%, 04/01/33	2,000,000	1,949,188
4.330%, 01/01/33	2,700,000	2,659,946
4.500%, 02/01/40	139,541	137,792
4.500%, 06/01/62	1,890,384	1,813,200
4.520%, 06/01/33	1,577,778	1,571,596
4.520%, 10/01/33	1,300,000	1,293,569
4.550%, 09/01/33	3,113,389	3,117,076
4.590%, 04/01/33	3,350,000	3,332,283
4.735%, 02/01/33	3,100,000	3,123,691
5.000%, 09/01/35	253,450	255,109
5.000%, 06/01/53	3,831,310	3,760,211
5.080%, 02/01/32	3,145,000	3,228,284
5.290%, 12/01/32	2,494,297	2,580,466
5.500%, 01/01/58	1,663,727	1,714,099
6.000%, 07/01/28	31,901	32,407
6.000%, 12/01/39	101,057	105,369
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	236,810	245,999
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,894,215	3,770,050
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	516,775	389,072
Zero Coupon, 10/25/43 (c)	294,489	213,170
Zero Coupon, 12/25/43 (c)	534,907	390,743
2.076%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,374,775	207,505
3.500%, 02/25/43	1,124,913	1,060,773
3.500%, 11/25/57	1,909,226	1,830,676
4.954%, SOFR30A + 0.614%, 10/25/42 (a)	181,473	179,050
5.000%, 03/25/40	1,515,764	1,543,866
5.054%, SOFR30A + 0.714%, 10/25/43 (a)	673,503	666,421
5.054%, SOFR30A + 0.714%, 12/25/43 (a)	638,003	631,994
5.354%, SOFR30A + 1.014%, 03/25/38 (a)	74,023	74,476
5.454%, SOFR30A + 1.114%, 08/25/32 (a)	169,192	170,693
5.500%, 12/25/35	406,382	420,483
6.000%, 01/25/36	787,814	801,847
6.500%, 07/18/28	18,640	18,860
Federal National Mortgage Association-ACES
1.000%, 11/25/33	85,094	84,320
1.200%, 10/25/30	852,260	800,899
1.707%, 11/25/31 (a)	7,400,000	6,252,735
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association-ACES
1.820%, 10/25/30 (a) (b)	13,219,879	$600,029
1.907%, 11/25/33 (a) (b)	6,495,865	452,040
1.938%, 01/25/32 (a)	5,000,000	4,263,588
2.464%, 12/25/26 (a)	640,348	622,312
2.488%, 05/25/26	1,057,852	1,036,862
2.994%, 04/25/29 (a)	1,543,539	1,474,368
3.057%, 03/25/28 (a)	1,491,824	1,443,737
3.061%, 05/25/27 (a)	2,225,206	2,173,957
3.062%, 06/25/27 (a)	1,891,717	1,845,838
3.065%, 02/25/30 (a)	1,144,412	1,087,780
3.355%, 07/25/28 (a)	3,675,613	3,585,038
3.544%, 09/25/28 (a)	2,558,906	2,501,405
3.751%, 08/25/32 (a)	2,600,000	2,480,842
FREMF Mortgage Trust
3.420%, 04/25/28 (144A) (a)	3,100,000	2,913,315
3.580%, 11/25/49 (144A) (a)	1,700,000	1,664,328
Government National Mortgage Association
2.500%, 10/20/51	2,262,811	1,930,985
3.000%, 02/20/51	1,459,759	1,293,005
3.500%, 01/20/51	2,348,800	2,120,232
3.500%, 02/20/52	2,767,150	2,543,215
4.000%, 01/20/52	2,609,952	2,451,701
4.000%, 02/20/52	3,166,852	2,961,795
4.000%, 08/20/52	5,945,763	5,578,775
4.500%, 11/20/49	1,574,519	1,513,187
4.875%, 1Y H15 + 1.500%, 04/20/41 (a)	98,092	99,326
5.000%, 05/20/52	2,924,153	2,852,643
5.500%, 07/20/53	2,562,545	2,578,528
5.944%, 1Y H15 + 1.702%, 04/20/72 (a)	3,511,161	3,644,909
5.944%, 1Y H15 + 1.710%, 03/20/72 (a)	3,014,260	3,132,470
5.985%, 1Y H15 + 1.739%, 04/20/72 (a)	2,806,691	2,913,815
5.985%, 1Y H15 + 1.748%, 11/20/71 (a)	3,502,431	3,635,490
5.991%, 1Y H15 + 1.750%, 10/20/71 (a)	3,281,208	3,398,952
6.006%, 1Y H15 + 1.778%, 12/20/71 (a)	2,957,139	3,074,401
6.043%, 1Y H15 + 1.786%, 09/20/71 (a)	3,010,894	3,130,594
6.050%, 1Y H15 + 1.838%, 08/20/71 (a)	3,005,542	3,129,044
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,525	17,228
1.650%, 04/20/63	50,277	47,706
4.422%, 04/20/43 (a)	829,080	793,024
4.723%, 1M TSFR + 0.414%, 08/20/60 (a)	44	43
4.723%, 1M TSFR + 0.414%, 11/20/62 (a)	161	160
4.763%, 1M TSFR + 0.454%, 12/20/62 (a)	322,424	321,299
4.833%, 1M TSFR + 0.524%, 03/20/63 (a)	75,753	75,577
4.837%, 1M TSFR + 0.514%, 02/20/62 (a)	18,814	18,614
4.843%, 1M TSFR + 0.534%, 02/20/63 (a)	367,597	366,526
4.891%, 11/20/42 (a)	2,729,287	2,767,812
4.893%, 1M TSFR + 0.584%, 03/20/63 (a)	283,827	283,338
4.893%, 1M TSFR + 0.584%, 07/20/64 (a)	252,895	252,548
4.893%, 1M TSFR + 0.584%, 09/20/64 (a)	486,814	486,277
4.903%, 1M TSFR + 0.594%, 04/20/63 (a)	479,103	478,707
4.923%, 1M TSFR + 0.614%, 01/20/63 (a)	10,592	10,536
4.923%, 1M TSFR + 0.614%, 04/20/63 (a)	662,724	661,496
4.923%, 1M TSFR + 0.614%, 06/20/64 (a)	1,821,774	1,824,571
4.923%, 1M TSFR + 0.614%, 07/20/64 (a)	786,436	786,557
BHFTI-158

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
4.934%, 1M TSFR + 0.614%, 09/20/37 (a)	73,718	$73,578
4.973%, 1M TSFR + 0.664%, 04/20/62 (a)	63	63
5.000%, 12/20/33	314,655	313,374
5.000%, 06/16/39	25,443	25,446
5.000%, 07/20/39	688,641	689,333
5.000%, 10/20/39	708,066	709,836
5.023%, 1M TSFR + 0.714%, 04/20/64 (a)	3,150,375	3,151,156
5.073%, 1M TSFR + 0.764%, 07/20/63 (a)	66,287	66,333
5.073%, 1M TSFR + 0.764%, 01/20/64 (a)	70,537	70,606
5.073%, 1M TSFR + 0.764%, 02/20/64 (a)	254,543	254,811
5.073%, 1M TSFR + 0.764%, 03/20/64 (a)	164,279	164,416
5.103%, 06/20/40 (a)	925,707	943,391
5.113%, 1M TSFR + 0.804%, 02/20/64 (a)	659,616	660,252
5.123%, 1M TSFR + 0.814%, 09/20/63 (a)	121,459	121,618
5.173%, 1M TSFR + 0.864%, 09/20/63 (a)	50,823	50,922
5.423%, 1M TSFR + 1.114%, 12/20/66 (a)	488,368	489,567
5.500%, 07/16/33 (b)	271,538	1,925
		371,405,851
Federal Agencies — 0.3%
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	1,765,873
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32 (b)	1,000,000	732,584
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35 (c)	750,000	465,749
		2,964,206
U.S. Treasury — 25.2%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	351,189
1.250%, 05/15/50	528,000	262,164
1.375%, 08/15/50	380,000	193,637
1.625%, 11/15/50	6,800,000	3,701,484
1.875%, 02/15/51	13,028,900	7,554,726
1.875%, 11/15/51	8,840,000	5,084,727
2.000%, 02/15/50	5,127,000	3,102,236
2.000%, 08/15/51	3,675,000	2,188,635
2.250%, 05/15/41	12,370,000	9,166,847
2.250%, 08/15/46	6,537,000	4,396,643
2.250%, 08/15/49	170,000	109,663
2.250%, 02/15/52	10,400,000	6,560,938
2.375%, 02/15/42	11,600,000	8,609,375
2.375%, 11/15/49	4,475,000	2,960,317
2.500%, 02/15/45	6,750,000	4,866,592
2.750%, 11/15/42	9,475,000	7,369,773
2.750%, 08/15/47	8,000,000	5,850,000
2.875%, 05/15/43	10,415,000	8,202,219
2.875%, 05/15/49	27,000	19,901
2.875%, 05/15/52	2,280,000	1,655,405
3.000%, 11/15/44	238,000	187,518
3.000%, 11/15/45	510,000	398,099
3.000%, 02/15/47	276,000	212,585
3.000%, 02/15/48	1,580,000	1,204,380
3.125%, 02/15/43	1,160,000	952,061
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.500%, 02/15/39	7,063,500	$6,440,477
3.625%, 08/15/43	6,050,000	5,318,328
3.625%, 02/15/44	4,325,000	3,784,375
3.625%, 02/15/53	22,641,000	19,068,852
3.750%, 11/15/43	2,908,000	2,596,299
3.875%, 08/15/40	5,950,000	5,563,947
3.875%, 02/15/43	435,000	398,127
3.875%, 05/15/43	215,000	196,255
4.000%, 11/15/42	4,600,000	4,291,117
4.250%, 05/15/39	2,850,000	2,807,473
4.375%, 02/15/38	720,000	724,922
4.375%, 05/15/41	1,200,000	1,183,031
4.500%, 11/15/54	7,065,000	6,961,233
U.S. Treasury Notes
0.625%, 08/15/30	1,850,000	1,551,760
1.250%, 08/15/31	770,000	649,597
1.375%, 11/15/31	973,500	822,151
1.500%, 02/15/30	1,105,000	985,738
1.625%, 05/15/31	3,640,000	3,167,795
1.875%, 02/15/32	32,220,000	27,978,539
2.875%, 05/15/32	2,865,000	2,650,573
3.875%, 08/15/34	10,675,000	10,404,789
4.250%, 01/31/30	30,605,000	30,997,127
4.250%, 11/15/34	2,720,000	2,728,075
4.625%, 02/15/35	38,980,000	40,271,212
4.875%, 10/31/30	1,265,000	1,319,553
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/30	6,300,000	5,170,640
Zero Coupon, 05/15/30	700,000	568,223
Zero Coupon, 08/15/30	3,925,000	3,151,358
Zero Coupon, 11/15/30	5,425,000	4,308,188
Zero Coupon, 02/15/31	12,775,000	10,023,775
Zero Coupon, 11/15/31	3,000,000	2,277,259
Zero Coupon, 02/15/32	12,900,000	9,677,247
Zero Coupon, 05/15/32	800,000	594,309
Zero Coupon, 08/15/33	400,000	280,031
Zero Coupon, 11/15/33	1,000,000	691,162
Zero Coupon, 02/15/34	2,000,000	1,365,967
Zero Coupon, 08/15/34	2,600,000	1,732,417
		307,863,035
Total U.S. Treasury & Government Agencies (Cost $750,018,905)		682,233,092

Corporate Bonds & Notes—27.0%
Aerospace/Defense — 0.6%
BAE Systems PLC
1.900%, 02/15/31 (144A)	720,000	612,495
3.000%, 09/15/50 (144A)	332,000	218,334
Boeing Co.
2.196%, 02/04/26	905,000	885,453
3.100%, 05/01/26	360,000	353,705
3.250%, 03/01/28	659,000	628,845
5.040%, 05/01/27	335,000	336,524
BHFTI-159

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co.
5.150%, 05/01/30	675,000	$679,186
5.705%, 05/01/40	550,000	534,658
6.298%, 05/01/29	580,000	608,241
6.388%, 05/01/31	330,000	351,654
6.528%, 05/01/34	540,000	578,603
Northrop Grumman Corp.
3.850%, 04/15/45	182,000	143,760
RTX Corp.
2.820%, 09/01/51	1,260,000	770,496
4.350%, 04/15/47	133,000	110,639
4.500%, 06/01/42	550,000	483,781
		7,296,374
Agriculture — 0.2%
Altria Group, Inc.
2.450%, 02/04/32	485,000	409,165
BAT Capital Corp.
2.259%, 03/25/28	465,000	434,537
4.540%, 08/15/47	363,000	289,963
Bunge Ltd. Finance Corp.
4.650%, 09/17/34 (d)	730,000	705,746
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	135,000	138,753
Reynolds American, Inc.
7.000%, 08/04/41	570,000	600,460
		2,578,624
Airlines — 0.6%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	341,606	319,997
3.550%, 07/15/31 (144A)	484,387	452,495
4.125%, 11/15/26 (144A)	564,730	563,752
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	431,701	402,071
3.800%, 03/20/33 (144A)	355,630	343,070
4.125%, 03/20/33 (144A)	479,082	454,961
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	302,604	282,758
United Airlines Pass-Through Trust
3.100%, 04/07/30	622,456	576,617
3.500%, 09/01/31	606,818	576,380
3.700%, 09/01/31	833,355	781,068
4.000%, 10/11/27	288,597	285,145
4.150%, 02/25/33	920,617	880,577
4.300%, 02/15/27	399,033	397,384
4.600%, 09/01/27	331,275	326,909
5.450%, 08/15/38	732,569	738,271
		7,381,455
Auto Manufacturers — 0.2%
Hyundai Capital America
1.800%, 01/10/28 (144A)	635,000	584,855
2.375%, 10/15/27 (144A)	400,000	377,274
4.550%, 09/26/29 (144A)	500,000	489,267
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (d)	606,000	$504,986
Volkswagen Group of America Finance LLC
1.625%, 11/24/27 (144A)	300,000	275,735
		2,232,117
Banks — 8.5%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	184,341
Australia & New Zealand Banking Group Ltd.
4.400%, 05/19/26 (144A)	200,000	199,364
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	786,583
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	200,000	191,460
5.565%, 01/17/30	400,000	410,540
5.588%, 08/08/28	1,600,000	1,645,562
6.033%, 01/17/35 (d)	400,000	414,025
6.607%, 11/07/28	1,000,000	1,062,612
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	382,659
2.087%, SOFR + 1.060%, 06/14/29 (a)	1,018,000	941,325
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	737,651
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	2,500,000	2,457,593
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	382,000	375,247
4.250%, 10/22/26	520,000	518,349
4.376%, SOFR + 1.580%, 04/27/28 (a)	1,100,000	1,095,449
5.202%, SOFR + 1.630%, 04/25/29 (a)	1,460,000	1,483,283
5.468%, SOFR + 1.650%, 01/23/35 (a)	2,955,000	2,998,028
5.819%, SOFR + 1.570%, 09/15/29 (a)	1,580,000	1,637,390
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	630,005
5.601%, SOFR + 1.620%, 03/20/30 (144A) (a)	425,000	435,200
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (a) (d)	413,000	410,772
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (a)	620,000	677,223
Bank of Nova Scotia
4.850%, 02/01/30 (d)	1,040,000	1,045,999
Banque Federative du Credit Mutuel SA
5.790%, 07/13/28 (144A)	855,000	883,111
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (a) (d)	460,000	398,832
4.942%, SOFR + 1.560%, 09/10/30 (a)	485,000	483,453
5.367%, SOFR + 1.230%, 02/25/31 (a)	435,000	439,816
5.785%, SOFR + 1.590%, 02/25/36 (a)	415,000	417,266
6.496%, SOFR + 1.880%, 09/13/27 (a)	1,655,000	1,695,304
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (a)	586,000	510,757
5.176%, SOFR + 1.520%, 01/09/30 (144A) (a)	1,305,000	1,321,107
5.283%, SOFR + 1.280%, 11/19/30 (144A) (a)	1,615,000	1,631,952
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	890,000	905,745
5.786%, SOFR + 1.620%, 01/13/33 (144A) (a)	815,000	833,303
BPCE SA
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	351,050
5.716%, SOFR + 1.959%, 01/18/30 (144A) (a) (d)	370,000	377,196
BHFTI-160

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
BPCE SA
5.876%, SOFR + 1.680%, 01/14/31 (144A) (a)	525,000	$537,651
5.936%, SOFR + 1.850%, 05/30/35 (144A) (a)	1,175,000	1,183,519
6.293%, SOFR + 2.040%, 01/14/36 (144A) (a)	685,000	708,168
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	794,851
3.057%, SOFR + 1.351%, 01/25/33 (a)	677,000	593,524
4.300%, 11/20/26	750,000	746,857
4.450%, 09/29/27	1,294,000	1,287,906
4.542%, SOFR + 1.338%, 09/19/30 (a)	988,000	974,676
5.449%, SOFR + 1.447%, 06/11/35 (a)	1,000,000	1,005,642
Cooperatieve Rabobank UA
3.750%, 07/21/26	513,000	506,334
Credit Agricole SA
5.230%, SOFR + 1.130%, 01/09/29 (144A) (a)	713,000	720,721
5.335%, SOFR + 1.690%, 01/10/30 (144A) (a)	637,000	646,320
5.862%, SOFR + 1.740%, 01/09/36 (144A) (a)	795,000	813,323
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (a)	440,000	433,978
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (a)	660,000	661,479
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a)	920,000	946,551
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	303,000	297,558
2.311%, SOFR + 1.219%, 11/16/27 (a)	312,000	299,807
3.035%, SOFR + 1.718%, 05/28/32 (a)	1,600,000	1,400,314
4.999%, SOFR + 1.700%, 09/11/30 (a) (d)	150,000	149,285
5.373%, SOFR + 1.210%, 01/10/29 (a)	405,000	409,473
5.403%, SOFR + 2.050%, 09/11/35 (a)	150,000	146,242
5.414%, 05/10/29	455,000	467,106
Discover Bank
4.250%, 03/13/26	1,229,000	1,223,219
DNB Bank ASA
4.853%, SOFR + 1.050%, 11/05/30 (144A) (a) (d)	590,000	594,301
Federation des Caisses Desjardins du Quebec
5.700%, 03/14/28 (144A)	700,000	721,898
Fifth Third Bancorp
8.250%, 03/01/38	200,000	240,081
Goldman Sachs Group, Inc.
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	749,129
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	804,433
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	888,006
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	2,614,000	2,564,058
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	445,000	395,938
5.049%, SOFR + 1.210%, 07/23/30 (a)	745,000	751,175
5.330%, SOFR + 1.550%, 07/23/35 (a)	1,570,000	1,562,172
6.484%, SOFR + 1.770%, 10/24/29 (a)	840,000	887,301
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	577,280
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	775,332
4.041%, 3M TSFR + 1.808%, 03/13/28 (a)	432,000	426,592
5.286%, SOFR + 1.290%, 11/19/30 (a)	525,000	530,439
6.332%, SOFR + 2.650%, 03/09/44 (a)	370,000	394,223
6.500%, 09/15/37	930,000	961,482
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (a)	450,000	454,789
Security Description	Principal Amount*	Value

Banks—(Continued)
ING Groep NV
1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	$276,876
6.083%, SOFR + 1.560%, 09/11/27 (a)	240,000	244,837
KBC Group NV
4.932%, 1Y H15 + 1.070%, 10/16/30 (144A) (a)	550,000	550,213
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	163,017
5.121%, SOFR + 1.227%, 04/04/31 (a) (d)	670,000	672,942
Lloyds Banking Group PLC
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	696,419
4.582%, 12/10/25	400,000	399,230
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	730,000	739,327
5.679%, 1Y H15 + 1.750%, 01/05/35 (a)	795,000	804,115
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	721,673
Mitsubishi UFJ Financial Group, Inc.
1.538%, 1Y H15 + 0.750%, 07/20/27 (a)	660,000	635,016
2.048%, 07/17/30	1,020,000	887,661
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (a)	539,000	496,551
Morgan Stanley
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	278,000	271,920
4.300%, 01/27/45	400,000	336,564
4.431%, 3M TSFR + 1.890%, 01/23/30 (a)	1,157,000	1,142,351
4.457%, 3M TSFR + 1.693%, 04/22/39 (a)	850,000	780,326
5.042%, SOFR + 1.215%, 07/19/30 (a)	465,000	468,885
5.123%, SOFR + 1.730%, 02/01/29 (a)	380,000	385,206
5.164%, SOFR + 1.590%, 04/20/29 (a)	1,215,000	1,231,470
5.320%, SOFR + 1.555%, 07/19/35 (a)	625,000	625,065
5.449%, SOFR + 1.630%, 07/20/29 (a)	275,000	281,265
5.466%, SOFR + 1.730%, 01/18/35 (a)	448,000	453,298
NatWest Group PLC
4.892%, 05/18/29	290,000	290,542
5.076%, 01/27/30	565,000	568,508
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	555,000	566,086
5.808%, 1Y H15 + 1.950%, 09/13/29 (a)	570,000	588,211
NatWest Markets PLC
5.410%, 05/17/29 (144A) (d)	1,305,000	1,336,037
Nordea Bank Abp
5.375%, 09/22/27 (144A)	555,000	565,369
PNC Financial Services Group, Inc.
4.812%, SOFR + 1.259%, 10/21/32 (a)	600,000	593,556
5.068%, SOFR + 1.933%, 01/24/34 (a)	964,000	954,328
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (a) (d)	950,000	942,723
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (a)	900,000	924,902
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	655,073
4.858%, SOFR + 1.554%, 09/11/30 (a)	550,000	544,746
5.694%, SOFR + 1.524%, 04/15/31 (a)	505,000	515,493
6.534%, SOFR + 2.600%, 01/10/29 (a)	1,300,000	1,351,605
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	694,818
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,438,205
5.250%, 02/19/27 (144A)	705,000	710,287
BHFTI-161

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale SA
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (a) (d)	1,108,000	$1,127,199
Standard Chartered PLC
5.005%, 1Y H15 + 1.150%, 10/15/30 (144A) (a)	355,000	354,408
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (a)	354,000	360,086
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (a)	1,865,000	1,910,395
Sumitomo Mitsui Financial Group, Inc.
3.040%, 07/16/29	1,020,000	953,937
5.240%, 04/15/30	1,000,000	1,019,676
5.710%, 01/13/30	960,000	997,966
Toronto-Dominion Bank
5.298%, 01/30/32	635,000	645,793
5.523%, 07/17/28	520,000	534,637
Truist Financial Corp.
5.711%, SOFR + 1.922%, 01/24/35 (a)	480,000	490,088
7.161%, SOFR + 2.446%, 10/30/29 (a)	1,070,000	1,152,160
UBS Group AG
3.869%, 01/12/29 (144A)	905,000	883,976
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (a)	258,000	262,683
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (a)	725,000	744,282
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	262,000	280,720
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	333,381
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	702,175
Wells Fargo & Co.
5.198%, SOFR + 1.500%, 01/23/30 (a)	1,060,000	1,077,760
5.557%, SOFR + 1.990%, 07/25/34 (a)	425,000	432,471
5.574%, SOFR + 1.740%, 07/25/29 (a)	1,220,000	1,253,171
		104,224,365
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,103,000	1,063,649
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32	515,000	419,801
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	164,766
Molson Coors Beverage Co.
4.200%, 07/15/46	249,000	200,655
		1,848,871
Biotechnology — 0.2%
Amgen, Inc.
3.000%, 01/15/52	595,000	383,985
3.150%, 02/21/40	90,000	68,775
4.663%, 06/15/51	347,000	296,479
5.600%, 03/02/43	731,000	724,586
5.650%, 03/02/53	211,000	206,976
Baxalta, Inc.
5.250%, 06/23/45	27,000	25,558
Gilead Sciences, Inc.
2.600%, 10/01/40	1,760,000	1,255,832
		2,962,191
Security Description	Principal Amount*	Value

Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	$209,211
Masco Corp.
2.000%, 10/01/30	260,000	223,769
6.500%, 08/15/32	720,000	771,591
		1,204,571
Chemicals — 0.2%
Albemarle Corp.
5.450%, 12/01/44	350,000	315,093
DuPont de Nemours, Inc.
5.319%, 11/15/38	1,910,000	1,969,591
Nutrien Ltd.
4.125%, 03/15/35	620,000	557,804
		2,842,488
Commercial Services — 0.6%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A)	740,000	740,165
6.319%, 12/04/28 (144A)	610,000	641,444
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	500,000	570,146
Ford Foundation
2.815%, 06/01/70	275,000	156,067
Global Payments, Inc.
2.900%, 05/15/30	211,000	191,297
2.900%, 11/15/31 (d)	404,000	353,914
3.200%, 08/15/29 (d)	1,437,000	1,345,370
5.300%, 08/15/29	272,000	276,173
Pepperdine University
3.301%, 12/01/59	450,000	294,174
Quanta Services, Inc.
2.350%, 01/15/32	855,000	718,105
2.900%, 10/01/30	1,110,000	999,181
S&P Global, Inc.
2.900%, 03/01/32	581,000	518,050
University of Southern California
3.226%, 10/01/2120	440,000	253,581
		7,057,667
Computers — 0.4%
Accenture Capital, Inc.
4.250%, 10/04/31 (d)	585,000	574,339
4.500%, 10/04/34	400,000	386,505
Apple, Inc.
2.700%, 08/05/51	965,000	608,037
CGI, Inc.
2.300%, 09/14/31	1,184,000	1,008,124
Dell International LLC/EMC Corp.
5.300%, 04/01/32	1,425,000	1,434,141
Hewlett Packard Enterprise Co.
5.000%, 10/15/34 (d)	1,040,000	1,013,216
Leidos, Inc.
2.300%, 02/15/31	365,000	313,772
		5,338,134
BHFTI-162

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.1%
Haleon U.S. Capital LLC
3.375%, 03/24/29	780,000	$745,351
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	169,660
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	956,728
3.000%, 10/29/28	485,000	455,759
3.300%, 01/30/32	460,000	407,539
6.100%, 01/15/27	990,000	1,012,266
Aircastle Ltd./Aircastle Ireland DAC
5.250%, 03/15/30 (144A)	530,000	528,269
American Express Co.
5.442%, SOFR + 1.320%, 01/30/36 (a)	635,000	641,824
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	505,000	502,229
Avolon Holdings Funding Ltd.
2.125%, 02/21/26 (144A)	445,000	434,483
2.528%, 11/18/27 (144A)	5,211,000	4,878,147
3.250%, 02/15/27 (144A)	1,840,000	1,783,745
4.250%, 04/15/26 (144A)	885,000	880,036
4.375%, 05/01/26 (144A)	540,000	536,863
5.500%, 01/15/26 (144A)	1,140,000	1,144,726
5.750%, 03/01/29 (144A)	645,000	656,890
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	351,633
4.700%, 09/20/47	84,000	71,386
4.850%, 03/29/29	485,000	486,551
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	309,927
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	626,437
6.312%, SOFR + 2.640%, 06/08/29 (a)	570,000	592,723
LSEGA Financing PLC
2.000%, 04/06/28 (144A)	1,445,000	1,343,920
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	895,000	882,473
5.200%, 03/27/28 (144A)	840,000	840,562
Mitsubishi HC Finance America LLC
5.807%, 09/12/28 (144A)	915,000	944,169
Nasdaq, Inc.
5.550%, 02/15/34	262,000	268,690
Nomura Holdings, Inc.
2.679%, 07/16/30	540,000	481,447
		22,019,422
Electric — 3.0%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	150,669
AES Corp.
5.800%, 03/15/32	725,000	732,581
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,485,859
Security Description	Principal Amount*	Value

Electric—(Continued)
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	$345,987
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	244,040
Constellation Energy Generation LLC
5.750%, 10/01/41	1,260,000	1,240,866
5.800%, 03/01/33	174,000	180,193
6.250%, 10/01/39	160,000	167,912
Consumers Energy Co.
4.350%, 08/31/64	191,000	153,346
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	409,751
Dominion Energy, Inc.
2.850%, 08/15/26	183,000	178,818
DTE Electric Co.
5.700%, 10/01/37 (d)	300,000	310,310
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	600,000	652,510
Duke Energy Corp.
6.100%, 09/15/53	660,000	671,144
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	265,780
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	295,684
4.100%, 03/15/43	200,000	164,634
4.375%, 03/30/44	247,000	211,896
5.700%, 04/01/35	360,000	369,413
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	396,494
2.775%, 01/07/32 (144A)	280,000	238,853
3.616%, 08/01/27 (144A)	1,050,000	1,019,956
Electricite de France SA
5.950%, 04/22/34 (144A) (d)	580,000	601,388
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	412,199
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	449,161
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	167,199
Entergy Corp.
2.950%, 09/01/26 (d)	194,000	189,641
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	240,890
3.050%, 06/01/31	195,000	177,160
5.800%, 03/15/55	525,000	522,459
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	319,474
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,895,000	1,835,930
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	108,940
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,309,244
Fortis, Inc.
3.055%, 10/04/26	929,000	907,636
BHFTI-163

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	330,000	$301,038
Jersey Central Power & Light Co.
5.100%, 01/15/35 (144A)	220,000	217,499
6.150%, 06/01/37	200,000	211,988
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	317,981
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/28 (144A)	340,000	335,943
Nevada Power Co.
5.375%, 09/15/40	223,000	222,132
6.650%, 04/01/36	360,000	396,617
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	211,366
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A) (d)	434,000	425,052
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	605,188
Northern States Power Co.
6.500%, 03/01/28	628,000	660,346
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	560,000	548,354
2.450%, 12/02/27 (144A)	625,000	586,203
Ohio Power Co.
2.900%, 10/01/51	635,000	393,817
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	440,368
Pacific Gas & Electric Co.
3.750%, 08/15/42	245,000	182,037
4.300%, 03/15/45	420,000	328,690
5.800%, 05/15/34	1,168,000	1,179,389
5.900%, 10/01/54	55,000	52,092
6.400%, 06/15/33	755,000	789,077
6.750%, 01/15/53	40,000	41,773
PG&E Recovery Funding LLC
5.231%, 06/01/42	495,000	493,563
5.529%, 06/01/51	590,000	589,096
5.536%, 07/15/49	630,000	630,411
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	439,270
5.099%, 06/01/54	675,000	632,139
5.212%, 12/01/49	360,000	344,087
Progress Energy, Inc.
7.000%, 10/30/31	200,000	222,239
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	650,340
Puget Energy, Inc.
2.379%, 06/15/28	853,000	793,007
San Diego Gas & Electric Co.
2.950%, 08/15/51	635,000	398,875
SCE Recovery Funding LLC
4.697%, 06/15/42	599,654	582,098
Sigeco Securitization I LLC
5.026%, 11/15/38	567,611	567,210
Southern California Edison Co.
3.650%, 03/01/28	500,000	484,147
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
5.550%, 01/15/36	500,000	$490,614
5.875%, 12/01/53	713,000	683,971
5.900%, 03/01/55	185,000	178,144
Southern Co.
5.200%, 06/15/33	712,000	713,671
Southern Power Co.
5.150%, 09/15/41	400,000	376,935
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	215,724
Tampa Electric Co.
4.450%, 06/15/49 (d)	500,000	415,837
Toledo Edison Co.
6.150%, 05/15/37	400,000	431,583
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	107,687
6.000%, 05/15/37	685,000	718,206
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A)	230,000	228,800
6.000%, 04/15/34 (144A)	90,000	90,950
		37,053,571
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54	690,000	656,748
Food — 0.4%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	200,000	196,811
Campbell's Co.
3.125%, 04/24/50	287,000	188,271
Conagra Brands, Inc.
5.300%, 11/01/38	205,000	195,064
J.M. Smucker Co.
6.200%, 11/15/33	325,000	346,075
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	760,000	693,675
6.750%, 03/15/34	845,000	912,231
Kroger Co.
5.000%, 09/15/34	270,000	263,861
5.500%, 09/15/54	210,000	198,087
8.000%, 09/15/29	610,000	686,948
Mars, Inc.
5.650%, 05/01/45 (144A)	1,055,000	1,057,296
Tyson Foods, Inc.
5.700%, 03/15/34	520,000	532,831
		5,271,150
Gas — 0.5%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A)	687,000	681,339
5.125%, 09/16/34 (144A)	1,041,000	1,015,358
Atmos Energy Corp.
4.150%, 01/15/43	460,000	388,287
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	391,623
BHFTI-164

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	$336,645
NiSource, Inc.
1.700%, 02/15/31	570,000	477,032
2.950%, 09/01/29	465,000	432,320
Southern California Gas Co.
2.550%, 02/01/30	829,000	752,016
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	162,870
4.400%, 06/01/43	375,000	318,600
6.000%, 10/01/34	1,000,000	1,037,262
Southwest Gas Corp.
3.800%, 09/29/46	332,000	248,001
		6,241,353
Healthcare-Products — 0.1%
Solventum Corp.
5.600%, 03/23/34	821,000	832,219
Healthcare-Services — 1.0%
Aetna, Inc.
6.625%, 06/15/36	297,000	316,712
Bon Secours Mercy Health, Inc.
3.205%, 06/01/50	625,000	428,659
Children's Hospital
2.928%, 07/15/50	540,000	346,367
Children's Hospital Corp.
2.585%, 02/01/50	430,000	261,243
Cigna Group
4.800%, 07/15/46	156,000	136,034
CommonSpirit Health
1.547%, 10/01/25	435,000	428,119
2.782%, 10/01/30	430,000	386,678
3.910%, 10/01/50	425,000	313,742
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	352,114
Elevance Health, Inc.
4.650%, 08/15/44	324,000	282,016
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	831,607
2.875%, 09/01/50	700,000	450,628
Hartford HealthCare Corp.
3.447%, 07/01/54	1,100,000	785,254
HCA, Inc.
3.500%, 07/15/51	397,000	261,793
5.125%, 06/15/39	565,000	524,427
5.450%, 09/15/34	515,000	510,529
5.500%, 06/15/47	445,000	409,792
5.750%, 03/01/35	820,000	827,381
5.950%, 09/15/54	300,000	288,169
6.100%, 04/01/64	640,000	618,422
Memorial Health Services
3.447%, 11/01/49	995,000	719,908
MyMichigan Health
3.409%, 06/01/50	245,000	173,142
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52	181,000	$158,251
NYU Langone Hospitals
3.380%, 07/01/55	410,000	281,685
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	384,161
Texas Health Resources
2.328%, 11/15/50	340,000	194,721
4.330%, 11/15/55	250,000	204,953
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	601,586
5.875%, 02/15/53	405,000	410,773
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	339,051
		12,227,917
Insurance — 0.8%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	500,000	546,002
Aon North America, Inc.
5.450%, 03/01/34	1,000,000	1,018,222
Athene Global Funding
2.950%, 11/12/26 (144A)	2,125,000	2,068,789
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	477,260
4.300%, 05/15/43	831,000	735,704
Corebridge Financial, Inc.
3.850%, 04/05/29	390,000	377,082
F&G Annuities & Life, Inc.
6.500%, 06/04/29	330,000	335,913
F&G Global Funding
1.750%, 06/30/26 (144A)	585,000	563,966
5.875%, 06/10/27 (144A)	600,000	612,176
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A)	156,000	133,228
Hartford Insurance Group, Inc.
4.300%, 04/15/43	400,000	341,995
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	800,000	802,411
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	487,762
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	200,000	159,921
Principal Financial Group, Inc.
4.111%, 02/15/28 (144A)	503,000	494,318
		9,154,749
Internet — 0.4%
Amazon.com, Inc.
3.950%, 04/13/52 (d)	1,270,000	1,012,061
Identity Digital, Inc.
6.793%, 03/20/65 (e) (f)	2,500,000	2,500,000
Meta Platforms, Inc.
5.400%, 08/15/54	365,000	357,629
5.600%, 05/15/53 (d)	835,000	841,788
BHFTI-165

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Uber Technologies, Inc.
4.800%, 09/15/34 (d)	370,000	$359,348
		5,070,826
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.650%, 10/15/27	630,000	586,014
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	775,000	530,153
3.700%, 04/01/51	840,000	529,723
4.800%, 03/01/50	935,000	704,928
6.834%, 10/23/55	400,000	389,181
Comcast Corp.
2.887%, 11/01/51	1,131,000	689,765
2.937%, 11/01/56	663,000	389,546
2.987%, 11/01/63	42,000	23,878
3.900%, 03/01/38	591,000	507,214
4.200%, 08/15/34	556,000	519,348
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	361,232
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	867,346
		5,512,314
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.125%, 02/21/32	495,000	500,322
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	548,509
Glencore Funding LLC
2.500%, 09/01/30 (144A)	1,165,000	1,025,189
5.634%, 04/04/34 (144A)	610,000	612,557
		2,686,577
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.450%, 11/21/44	333,000	291,043
Oil & Gas — 0.8%
Aker BP ASA
5.800%, 10/01/54 (144A)	185,000	168,696
BP Capital Markets America, Inc.
2.939%, 06/04/51	1,260,000	794,999
ConocoPhillips Co.
5.500%, 01/15/55	760,000	734,485
Coterra Energy, Inc.
3.900%, 05/15/27	710,000	698,970
5.400%, 02/15/35	590,000	580,651
Devon Energy Corp.
5.750%, 09/15/54 (d)	685,000	627,068
EQT Corp.
3.900%, 10/01/27	150,000	147,316
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	$537,413
Jonah Energy LLC
7.800%, 11/10/37	1,410,441	1,416,365
Occidental Petroleum Corp.
5.200%, 08/01/29 (d)	275,000	274,816
5.375%, 01/01/32	265,000	261,052
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	692,007
7.875%, 06/15/26	544,000	564,531
TotalEnergies Capital International SA
2.986%, 06/29/41	900,000	656,158
3.127%, 05/29/50	870,000	578,459
3.461%, 07/12/49	660,000	471,784
		9,204,770
Oil & Gas Services — 0.0%
Halliburton Co.
4.750%, 08/01/43	215,000	188,604
4.850%, 11/15/35	270,000	258,998
		447,602
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	894,000	862,889
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.050%, 11/21/39	1,682,000	1,475,030
4.400%, 11/06/42	600,000	529,742
4.450%, 05/14/46	220,000	191,162
5.050%, 03/15/34	1,115,000	1,122,902
AstraZeneca PLC
6.450%, 09/15/37	350,000	391,346
Becton Dickinson & Co.
3.794%, 05/20/50	103,000	77,255
Bristol-Myers Squibb Co.
3.700%, 03/15/52	380,000	280,358
4.125%, 06/15/39	527,000	465,847
4.550%, 02/20/48	427,000	368,619
5.550%, 02/22/54	61,000	60,115
5.650%, 02/22/64	555,000	543,780
Cencora, Inc.
5.150%, 02/15/35	1,110,000	1,109,881
CVS Health Corp.
4.300%, 03/25/28 (d)	179,000	176,842
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	557,131	538,460
5.773%, 01/10/33 (144A)	497,118	497,638
8.353%, 07/10/31 (144A)	95,754	104,463
Pfizer Investment Enterprises Pte. Ltd.
5.300%, 05/19/53 (d)	1,265,000	1,201,084
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	945,000	705,040
3.175%, 07/09/50	927,000	609,145
5.650%, 07/05/44	228,000	227,668
BHFTI-166

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Zoetis, Inc.
2.000%, 05/15/30	590,000	$518,778
		11,195,155
Pipelines — 1.2%
Boardwalk Pipelines LP
3.400%, 02/15/31	630,000	574,044
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	642,107
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	252,000	248,980
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A)	1,600,000	1,581,650
5.962%, 02/15/55 (144A)	1,085,000	1,051,603
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	325,000	339,869
Enbridge, Inc.
5.625%, 04/05/34	705,000	716,171
5.700%, 03/08/33	680,000	697,912
Energy Transfer LP
4.150%, 09/15/29	443,000	431,286
4.950%, 01/15/43	394,000	340,546
5.300%, 04/01/44	200,000	179,386
6.000%, 06/15/48	270,000	261,460
6.100%, 02/15/42	500,000	499,107
Enterprise Products Operating LLC
4.950%, 10/15/54	179,000	156,805
5.100%, 02/15/45	200,000	185,920
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	425,000	335,701
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	706,592	577,584
Kinder Morgan, Inc.
5.000%, 02/01/29	688,000	693,733
5.050%, 02/15/46	250,000	219,248
MPLX LP
5.400%, 04/01/35	495,000	486,373
5.500%, 06/01/34	960,000	956,445
5.950%, 04/01/55	300,000	289,094
ONEOK Partners LP
6.650%, 10/01/36	950,000	1,025,138
ONEOK, Inc.
4.750%, 10/15/31	680,000	666,460
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	195,000	195,081
5.026%, 10/01/29 (144A)	225,000	223,256
Williams Cos., Inc.
5.600%, 03/15/35	455,000	463,726
6.000%, 03/15/55	120,000	120,911
		14,159,596
Real Estate — 0.1%
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	632,000	620,457
Security Description	Principal Amount*	Value

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	$323,087
2.000%, 05/18/32	710,000	578,716
4.000%, 02/01/50	566,000	420,955
American Tower Corp.
1.500%, 01/31/28	965,000	886,078
1.875%, 10/15/30	845,000	722,812
2.100%, 06/15/30	470,000	410,977
2.950%, 01/15/51 (d)	255,000	161,022
3.100%, 06/15/50	390,000	254,837
3.375%, 10/15/26	287,000	281,832
3.700%, 10/15/49	665,000	483,909
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	557,125
2.500%, 08/16/31 (d)	325,000	279,174
COPT Defense Properties LP
2.750%, 04/15/31	1,153,000	999,012
DOC Dr. LLC
2.625%, 11/01/31	405,000	350,439
Essex Portfolio LP
2.650%, 03/15/32	565,000	483,351
Extra Space Storage LP
2.400%, 10/15/31	390,000	331,837
5.900%, 01/15/31	650,000	677,042
Goodman U.S. Finance Six LLC
5.125%, 10/07/34 (144A)	270,000	266,860
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	376,030
Healthcare Realty Holdings LP
2.000%, 03/15/31	470,000	395,551
Healthpeak OP LLC
3.500%, 07/15/29	600,000	569,237
Mid-America Apartments LP
1.700%, 02/15/31	470,000	396,252
Prologis LP
2.250%, 04/15/30	200,000	178,608
Public Storage Operating Co.
2.250%, 11/09/31	411,000	352,442
Regency Centers LP
2.950%, 09/15/29	560,000	521,806
Sabra Health Care LP
3.200%, 12/01/31	660,000	573,169
Safehold GL Holdings LLC
2.800%, 06/15/31	2,220,000	1,948,694
UDR, Inc.
2.100%, 08/01/32	470,000	382,441
2.950%, 09/01/26	233,000	227,985
3.000%, 08/15/31	95,000	84,684
3.200%, 01/15/30	625,000	582,823
Ventas Realty LP
3.850%, 04/01/27	369,000	363,940
Welltower OP LLC
3.100%, 01/15/30	445,000	413,374
6.500%, 03/15/41	225,000	243,489
WP Carey, Inc.
2.250%, 04/01/33	845,000	678,331
BHFTI-167

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
WP Carey, Inc.
4.250%, 10/01/26	285,000	$283,424
		17,041,345
Retail — 0.1%
AutoZone, Inc.
1.650%, 01/15/31	530,000	445,745
Home Depot, Inc.
3.625%, 04/15/52	705,000	517,461
McDonald's Corp.
4.450%, 03/01/47	180,000	152,643
4.700%, 12/09/35	84,000	81,412
6.300%, 10/15/37	152,000	166,026
		1,363,287
Savings & Loans — 0.1%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a)	1,450,000	1,403,901
Semiconductors — 0.6%
Analog Devices, Inc.
2.800%, 10/01/41	722,000	522,632
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,685,000	1,396,619
3.187%, 11/15/36 (144A)	465,000	381,670
5.050%, 07/12/29	1,400,000	1,419,445
Intel Corp.
3.050%, 08/12/51	205,000	120,533
3.250%, 11/15/49	205,000	128,617
3.734%, 12/08/47	255,000	177,751
5.700%, 02/10/53 (d)	200,000	183,840
KLA Corp.
3.300%, 03/01/50	610,000	423,386
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	1,085,000	939,706
3.250%, 05/11/41	1,115,000	817,358
QUALCOMM, Inc.
4.500%, 05/20/52	460,000	392,689
Texas Instruments, Inc.
5.050%, 05/18/63	681,000	624,112
		7,528,358
Software — 0.4%
Cadence Design Systems, Inc.
4.700%, 09/10/34	953,000	930,501
Fiserv, Inc.
4.400%, 07/01/49	295,000	243,106
Oracle Corp.
3.600%, 04/01/50	580,000	402,966
3.800%, 11/15/37 (d)	900,000	758,286
3.850%, 07/15/36	124,000	107,469
3.900%, 05/15/35	106,000	94,349
4.300%, 07/08/34	103,000	95,802
4.900%, 02/06/33	820,000	806,282
Roper Technologies, Inc.
4.750%, 02/15/32	380,000	375,793
Security Description	Principal Amount*	Value

Software—(Continued)
Synopsys, Inc.
5.700%, 04/01/55	645,000	$640,429
VMware LLC
4.650%, 05/15/27	425,000	425,927
		4,880,910
Telecommunications — 0.4%
AT&T, Inc.
2.750%, 06/01/31	620,000	551,069
3.550%, 09/15/55	396,000	268,371
3.650%, 06/01/51	2,795,000	1,979,514
Sprint Capital Corp.
6.875%, 11/15/28	362,000	386,464
T-Mobile USA, Inc.
3.600%, 11/15/60	385,000	257,755
Verizon Communications, Inc.
2.650%, 11/20/40	779,000	547,079
4.780%, 02/15/35 (144A)	346,000	335,876
Vodafone Group PLC
5.625%, 02/10/53	275,000	257,991
6.150%, 02/27/37	178,000	188,569
		4,772,688
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	170,991
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	523,971
CSX Corp.
4.750%, 11/15/48	404,000	359,740
6.000%, 10/01/36	300,000	320,651
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	171,186
Union Pacific Corp.
4.100%, 09/15/67	200,000	148,882
		1,695,421
Water — 0.1%
American Water Capital Corp.
2.800%, 05/01/30	750,000	686,107
Total Corporate Bonds & Notes (Cost $354,825,828)		329,348,257

Asset-Backed Securities—12.9%
Asset-Backed - Automobile — 4.5%
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	1,641,159
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,441,000	1,456,976
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	1,805,000	1,826,727
6.160%, 09/10/29 (144A)	1,430,000	1,484,896
Credit Acceptance Auto Loan Trust
5.390%, 01/16/35 (144A)	2,720,000	2,739,624
BHFTI-168

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Credit Acceptance Auto Loan Trust
6.130%, 12/15/33 (144A)	2,370,000	$2,408,431
6.390%, 08/15/33 (144A)	1,600,000	1,622,318
6.710%, 07/17/34 (144A)	2,370,000	2,441,888
8.450%, 02/15/33 (144A)	2,600,000	2,666,319
Drive Auto Receivables Trust
1.450%, 01/16/29	652,525	650,031
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	2,391,000	2,411,444
Exeter Automobile Receivables Trust
5.920%, 02/15/30	2,540,000	2,585,788
5.980%, 12/15/28	2,800,000	2,824,438
6.210%, 06/15/28	1,600,000	1,615,580
FHF Issuer Trust
5.690%, 02/15/30 (144A)	2,243,760	2,266,669
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	3,650,000	3,589,836
2.180%, 02/16/27 (144A)	503,490	498,403
GLS Auto Receivables Issuer Trust
1.420%, 04/15/27 (144A)	1,163,818	1,149,844
1.480%, 07/15/27 (144A)	3,588,499	3,527,975
1.680%, 01/15/27 (144A)	213,842	212,877
6.010%, 05/15/29 (144A)	1,251,000	1,265,897
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	1,931,247
Santander Drive Auto Receivables Trust
5.690%, 02/18/31	3,400,000	3,447,035
5.970%, 10/15/31	3,040,000	3,109,576
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,491,405
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	2,105,000	2,122,266
6.640%, 11/15/28 (144A)	1,620,000	1,662,920
		54,651,569
Asset-Backed - Credit Card — 0.2%
Mercury Financial Credit Card Master Trust
6.560%, 07/20/29 (144A)	2,455,000	2,489,204
Asset-Backed - Other — 8.2%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	632,332	586,758
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,007,948	1,005,783
5.036%, 10/17/52 (144A)	1,900,000	1,893,980
5.639%, 04/17/52 (144A)	500,000	498,752
AMSR Trust
1.355%, 11/17/37 (144A)	1,842,549	1,807,693
2.327%, 10/17/38 (144A)	1,694,000	1,610,330
4.387%, 03/17/39 (144A)	3,000,000	2,925,562
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	1,228,454	1,232,555
BG Beta I Ltd.
6.280%, 07/16/54	1,584,000	1,604,958
Bridge Trust
4.450%, 11/17/37 (144A)	2,257,000	2,237,415
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Bridge Trust
6.300%, 11/17/37 (144A)	1,500,000	$1,497,446
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	1,430,480	1,456,288
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	587,250	549,920
CFIN Issuer LLC
4.750%, 02/16/26 (144A) (g)	609,093	607,352
COOF Securitization Trust Ltd.
3.058%, 06/25/40 (144A) (a) (b)	199,598	12,788
CoreVest American Finance Ltd.
2.705%, 10/15/52 (144A)	193,820	191,790
DataBank Issuer LLC
2.060%, 02/27/51 (144A)	1,950,000	1,893,912
Diversified ABS Phase VI LLC
7.500%, 11/28/39	1,099,109	1,090,018
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,565,810	2,590,383
DP Lion Holdco LLC
8.243%, 11/30/43	939,042	963,201
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	3,700,000	3,636,894
5.197%, 05/19/39 (144A)	1,320,000	1,315,768
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (a)	3,300,000	3,104,404
3.850%, 10/25/26 (144A) (a)	2,680,000	2,532,598
4.450%, 01/25/26 (144A) (a)	3,100,000	3,024,033
6.500%, 03/26/27 (144A) (a)	3,375,000	3,386,214
Foundation Finance Trust
9.100%, 06/15/49 (144A)	2,000,000	2,133,340
FW Energy Asset Issuer LLC
7.151%, 08/25/44	1,937,395	1,949,577
8.106%, 08/25/44	608,118	611,129
Goodgreen Trust
2.760%, 04/15/55 (144A)	821,027	703,967
3.260%, 10/15/53 (144A)	896,614	819,205
3.740%, 10/15/52 (144A)	185,774	171,468
5.000%, 10/20/51	125,065	120,854
5.900%, 01/17/61 (144A)	1,632,392	1,620,750
Grene Energy Senior
11.000%, 01/17/61	107,846	91,465
HERO Funding Trust
3.080%, 09/20/42 (144A)	147,975	132,776
3.950%, 09/20/48 (144A)	583,585	525,423
4.460%, 09/20/47 (144A)	486,693	447,920
Invitation Homes Trust
4.250%, 09/17/41 (144A)	1,845,000	1,738,828
Jonah Energy ABS I LLC
7.200%, 12/10/37 (144A)	953,168	958,536
KGS-Alpha SBA COOF Trust
0.546%, 05/25/39 (144A) (a) (b)	837,535	9,034
0.869%, 08/25/38 (144A) (a) (b)	605,931	10,399
1.903%, 03/25/39 (144A) (a) (b)	570,169	16,299
2.401%, 04/25/40 (144A) (a) (b)	100,304	4,452
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	2,055,000	2,066,236
BHFTI-169

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Lendmark Funding Trust
6.160%, 05/20/33 (144A)	1,065,000	$1,078,083
LFT CRE Ltd.
6.384%, 1M TSFR + 2.064%, 06/15/39 (144A) (a)	3,280,000	3,264,620
MNR ABS Issuer I LLC
8.946%, 12/15/38	1,137,146	1,157,640
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	1,672,041	1,623,956
3.228%, 05/25/26 (144A)	1,029,930	1,004,846
3.474%, 11/25/26 (144A)	790,672	761,832
3.844%, 12/25/25 (144A)	772,872	763,496
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	1,214,303	1,213,397
PNMAC GMSR Issuer Trust
8.590%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,681,589
PRET LLC
5.487%, 10/25/51 (144A) (a)	3,189,645	3,186,336
Progress Residential Trust
2.409%, 05/17/38 (144A)	1,960,000	1,904,860
2.425%, 07/17/38 (144A)	2,535,000	2,445,953
3.325%, 07/17/41 (144A)	1,229,000	1,130,897
3.930%, 02/17/41 (144A)	3,150,000	2,945,828
5.200%, 04/17/39 (144A)	2,435,000	2,390,792
Regional Management Issuance Trust
3.040%, 03/17/31 (144A)	3,409,000	3,345,080
Renew Financial
3.670%, 09/20/52 (144A)	243,948	226,140
RT Financial LLC
7.851%, 10/15/43	1,386,625	1,405,350
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,315,110
6.770%, 08/22/33 (144A)	2,385,000	2,455,639
Sierra Timeshare Receivables Funding LLC
1.330%, 07/20/37 (144A)	253,638	251,648
VM Debt Trust
7.460%, 07/18/27	3,998,352	3,814,212
VOLT C LLC
4.992%, 05/25/51 (144A) (g)	548,665	548,402
VOLT CI LLC
4.992%, 05/25/51 (144A) (g)	458,244	458,107
VOLT XCII LLC
5.893%, 02/27/51 (144A) (g)	55,425	55,413
VOLT XCIII LLC
5.893%, 02/27/51 (144A) (g)	480,866	480,696
VOLT XCIV LLC
6.240%, 02/27/51 (144A) (g)	522,733	522,969
VOLT XCV LLC
6.240%, 03/27/51 (144A) (g)	244,928	245,061
VOLT XCVII LLC
6.240%, 04/25/51 (144A) (g)	581,075	581,515
		100,647,920
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
5.254%, SOFR30A + 0.914%, 12/26/44 (144A) (a)	313,753	$306,671
Total Asset-Backed Securities (Cost $158,117,066)		158,095,364

Mortgage-Backed Securities—3.2%
Collateralized Mortgage Obligations — 1.3%
Global Mortgage Securitization Ltd.
4.755%, 1M TSFR + 0.434%, 11/25/32 (144A) (a)	43,278	42,500
HarborView Mortgage Loan Trust
5.873%, 05/19/34 (a)	230,055	220,234
Impac CMB Trust
5.175%, 1M TSFR + 0.854%, 11/25/34 (a)	345,689	341,132
JP Morgan Mortgage Trust
7.288%, 08/25/34 (a)	26,539	26,940
Merrill Lynch Mortgage Investors Trust
4.895%, 1M TSFR + 0.574%, 04/25/29 (a)	69,911	64,627
4.935%, 1M TSFR + 0.614%, 05/25/29 (a)	116,725	112,743
5.055%, 1M TSFR + 0.734%, 10/25/28 (a)	78,902	75,109
5.075%, 1M TSFR + 0.754%, 10/25/28 (a)	81,865	77,435
5.542%, 6M TSFR + 1.108%, 01/25/29 (a)	79,105	77,249
New Residential Mortgage Loan Trust
5.443%, 09/25/39 (144A) (g)	1,900,000	1,895,062
6.664%, 03/25/39 (144A) (g)	2,450,000	2,474,847
PRET Trust
4.075%, 06/25/64 (144A) (a)	2,029,406	1,916,345
PRPM LLC
4.000%, 11/25/53 (144A) (g)	696,916	684,600
Sequoia Mortgage Trust
5.034%, 1M TSFR + 0.714%, 12/20/34 (a)	147,140	132,846
5.074%, 1M TSFR + 0.754%, 01/20/34 (a)	98,355	94,679
5.094%, 1M TSFR + 0.774%, 07/20/33 (a)	200,131	185,926
5.114%, 1M TSFR + 0.794%, 10/20/34 (a)	272,930	250,073
5.194%, 1M TSFR + 0.874%, 04/20/33 (a)	125,813	118,630
Structured Asset Mortgage Investments II Trust
5.131%, 1M TSFR + 0.814%, 01/19/34 (a)	334,986	318,060
5.131%, 1M TSFR + 0.814%, 03/19/34 (a)	287,442	270,329
Structured Asset Mortgage Investments Trust
5.331%, 1M TSFR + 1.014%, 05/19/33 (a)	173,383	166,434
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.772%, 11/25/33 (a)	72,435	71,941
Thornburg Mortgage Securities Trust
5.075%, 1M TSFR + 0.754%, 09/25/43 (a)	137,213	135,544
5.679%, 04/25/45 (a)	334,824	326,516
5.682%, 12/25/44 (a)	189,911	182,205
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (a)	4,072,242	3,514,721
VM Master Issuer LLC
6.163%, 05/24/25 (144A) (g)	2,165,991	2,124,108
		15,900,835
Commercial Mortgage-Backed Securities — 1.9%
Anchor Mortgage Trust
8.230%, 03/25/31 (a)	2,000,000	2,034,771
BHFTI-170

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Short-Term Investments—0.1%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Commercial Mortgage Securities Trust
4.214%, 08/15/46 (144A) (a)	1,200,000	$787,872
COMM Mortgage Trust
0.942%, 07/10/45 (144A) (a) (b)	26,738,593	41,578
3.815%, 04/10/33 (144A) (a)	1,450,000	1,394,362
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	752,921
Independence Plaza Trust
3.763%, 07/10/35 (144A)	2,935,000	2,903,879
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	716,140
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,465,818
ROCK Trust
5.388%, 11/13/41 (144A)	1,000,000	1,007,630
RR Trust
Zero Coupon, 04/26/48 (144A) (c)	8,830,000	8,792,192
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,654,235
Wells Fargo Commercial Mortgage Trust
5.685%, 1M TSFR + 1.364%, 02/15/40 (144A) (a)	537,583	537,540
WFRBS Commercial Mortgage Trust
3.807%, 03/15/45 (144A) (a)	300,000	252,149
		23,341,087
Total Mortgage-Backed Securities (Cost $39,062,298)		39,241,922

Foreign Government—0.4%
Sovereign — 0.4%
Chile Government International Bonds
2.550%, 01/27/32	394,000	339,663
Mexico Government International Bonds
2.659%, 05/24/31	848,000	713,425
3.500%, 02/12/34	577,000	472,973
3.771%, 05/24/61	625,000	362,813
4.350%, 01/15/47	228,000	162,347
4.600%, 01/23/46	959,000	713,975
4.600%, 02/10/48	200,000	146,450
5.750%, 10/12/2110	500,000	391,625
6.000%, 05/13/30	498,000	507,571
6.875%, 05/13/37	740,000	757,464
Saudi Government International Bonds
2.250%, 02/02/33 (144A)	490,000	401,800
Total Foreign Government (Cost $6,181,375)		4,970,106

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	727,942

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $1,721,600; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $1,755,945	1,721,445	$1,721,445
Total Short-Term Investments (Cost $1,721,445)		1,721,445

Securities Lending Reinvestments (h)—0.6%
Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $161,718; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $165,124	161,698	161,698
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,300,157; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,326,161	1,300,000	1,300,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $22,261; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $22,703	22,258	22,258
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $557,560	500,000	500,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $300,037; collateralized by various Common Stock with an aggregate market value of $330,041	300,000	300,000
		3,283,956
Time Deposits—0.0%
Banco Santander SA
4.320%, 04/01/25	382,314	382,314
DNB Bank ASA
4.290%, 04/01/25	220,020	220,020
		602,334

Mutual Funds—0.3%
Allspring Government Money Market Fund, Select Class, 4.270% (i)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (i)	700,000	700,000
BHFTI-171

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (i)	700,000	$700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (i)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (i)	200,000	200,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (i)	560,000	560,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (i)	700,000	700,000
		3,760,000
Total Securities Lending Reinvestments (Cost $7,646,291)		7,646,290
Total Investments—100.2% (Cost $1,318,293,208)		1,223,984,418
Other assets and liabilities (net)—(0.2)%		(2,689,413)
Net Assets—100.0%		$1,221,295,005

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)	Principal only security.
(d)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $12,520,621 and the collateral received consisted of cash in the amount of $7,646,290 and non-cash collateral with a value of $5,271,939. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.2% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$256,696,673, which is 21.0% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$682,233,092	$—	$682,233,092
Corporate Bonds & Notes
Aerospace/Defense	—	7,296,374	—	7,296,374
Agriculture	—	2,578,624	—	2,578,624
Airlines	—	7,381,455	—	7,381,455
Auto Manufacturers	—	2,232,117	—	2,232,117
Banks	—	104,224,365	—	104,224,365
Beverages	—	1,848,871	—	1,848,871
Biotechnology	—	2,962,191	—	2,962,191
Building Materials	—	1,204,571	—	1,204,571
Chemicals	—	2,842,488	—	2,842,488
Commercial Services	—	7,057,667	—	7,057,667
Computers	—	5,338,134	—	5,338,134
Cosmetics/Personal Care	—	745,351	—	745,351
Distribution/Wholesale	—	169,660	—	169,660
Diversified Financial Services	—	22,019,422	—	22,019,422
Electric	—	37,053,571	—	37,053,571
Electronics	—	656,748	—	656,748
Food	—	5,271,150	—	5,271,150
Gas	—	6,241,353	—	6,241,353
Healthcare-Products	—	832,219	—	832,219
Healthcare-Services	—	12,227,917	—	12,227,917
Insurance	—	9,154,749	—	9,154,749
Internet	—	2,570,826	2,500,000	5,070,826
Iron/Steel	—	586,014	—	586,014
Media	—	5,512,314	—	5,512,314
Mining	—	2,686,577	—	2,686,577
Miscellaneous Manufacturing	—	291,043	—	291,043
Oil & Gas	—	9,204,770	—	9,204,770
BHFTI-172

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Oil & Gas Services	$—	$447,602	$—	$447,602
Packaging & Containers	—	862,889	—	862,889
Pharmaceuticals	—	11,195,155	—	11,195,155
Pipelines	—	14,159,596	—	14,159,596
Real Estate	—	620,457	—	620,457
Real Estate Investment Trusts	—	17,041,345	—	17,041,345
Retail	—	1,363,287	—	1,363,287
Savings & Loans	—	1,403,901	—	1,403,901
Semiconductors	—	7,528,358	—	7,528,358
Software	—	4,880,910	—	4,880,910
Telecommunications	—	4,772,688	—	4,772,688
Transportation	—	1,695,421	—	1,695,421
Water	—	686,107	—	686,107
Total Corporate Bonds & Notes	—	326,848,257	2,500,000	329,348,257
Total Asset-Backed Securities*	—	158,095,364	—	158,095,364
Total Mortgage-Backed Securities*	—	39,241,922	—	39,241,922
Total Foreign Government*	—	4,970,106	—	4,970,106
Total Municipals*	—	727,942	—	727,942
Total Short-Term Investments*	—	1,721,445	—	1,721,445
Securities Lending Reinvestments
Repurchase Agreements	—	3,283,956	—	3,283,956
Time Deposits	—	602,334	—	602,334
Mutual Funds	3,760,000	—	—	3,760,000
Total Securities Lending Reinvestments	3,760,000	3,886,290	—	7,646,290
Total Investments	$3,760,000	$1,217,724,418	$2,500,000	$1,223,984,418
Collateral for Securities Loaned (Liability)	$—	$(7,646,290)	$—	$(7,646,290)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-173

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—41.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.8%
Airbus SE	11,825	$2,085,020
General Dynamics Corp.	2,450	667,821
Howmet Aerospace, Inc.	3,562	462,098
Northrop Grumman Corp.	685	350,727
RTX Corp.	7,102	940,731
Safran SA	24,475	6,456,648
		10,963,045
Air Freight & Logistics — 0.1%
FedEx Corp.	3,489	850,548
Automobile Components — 0.3%
Bridgestone Corp.	34,000	1,365,484
Cie Generale des Etablissements Michelin SCA	69,687	2,445,331
Gentex Corp. (a)	15,151	353,018
		4,163,833
Automobiles — 0.3%
Kia Corp.	9,307	587,715
Suzuki Motor Corp.	155,300	1,893,505
Tesla, Inc. (b)	7,177	1,859,991
		4,341,211
Banks — 3.6%
Banco Bilbao Vizcaya Argentaria SA	94,749	1,291,547
Banco Santander SA	256,861	1,730,076
Bank Central Asia Tbk. PT	1,914,900	975,237
Bank of America Corp.	82,822	3,456,162
Bank Rakyat Indonesia Persero Tbk. PT	4,408,514	1,066,291
CaixaBank SA (a)	91,593	712,877
Capitec Bank Holdings Ltd.	7,741	1,315,131
Columbia Banking System, Inc.	14,852	370,409
Credicorp Ltd.	4,322	804,584
DBS Group Holdings Ltd.	153,670	5,273,871
Erste Group Bank AG	21,703	1,507,866
Fifth Third Bancorp	8,607	337,394
First Citizens BancShares, Inc. - Class A (a)	634	1,175,512
Grupo Financiero Banorte SAB de CV - Class O	117,044	812,608
HDFC Bank Ltd.	108,840	2,314,860
HDFC Bank Ltd. (ADR)	11,726	779,075
Itau Unibanco Holding SA (ADR) (a)	180,100	990,550
KBC Group NV	17,559	1,605,933
Kotak Mahindra Bank Ltd.	76,768	1,949,974
M&T Bank Corp.	8,683	1,552,086
Mitsubishi UFJ Financial Group, Inc.	204,600	2,763,171
NatWest Group PLC	339,887	1,991,345
Nordea Bank Abp	162,965	2,083,944
NU Holdings Ltd. - Class A (b)	118,170	1,210,061
PNC Financial Services Group, Inc.	3,945	693,413
Regions Financial Corp.	40,002	869,243
Sberbank of Russia PJSC † (b) (c) (d)	2,160	0
U.S. Bancorp	18,919	798,760
UniCredit SpA	59,782	3,355,409
Wells Fargo & Co.	62,196	4,465,051
		48,252,440
Security Description	Shares	Value
Beverages — 1.0%
Carlsberg AS - Class B (a)	11,355	$1,446,310
Constellation Brands, Inc. - Class A	2,831	519,545
Diageo PLC	62,037	1,618,345
Fomento Economico Mexicano SAB de CV (ADR)	8,574	836,651
Heineken NV	32,363	2,642,973
Keurig Dr. Pepper, Inc.	26,272	899,028
Kweichow Moutai Co. Ltd. - Class A	5,756	1,239,724
PepsiCo, Inc.	15,935	2,389,294
Pernod Ricard SA	15,399	1,529,598
Wuliangye Yibin Co. Ltd. - Class A	19,000	344,622
		13,466,090
Biotechnology — 0.9%
AbbVie, Inc.	26,296	5,509,538
Alnylam Pharmaceuticals, Inc. (b)	2,179	588,374
Blueprint Medicines Corp. (b)	1,758	155,601
Insmed, Inc. (a) (b)	6,484	494,664
Natera, Inc. (b)	5,816	822,440
Regeneron Pharmaceuticals, Inc.	2,952	1,872,247
Vertex Pharmaceuticals, Inc. (b)	4,607	2,233,566
		11,676,430
Broadline Retail — 1.7%
Alibaba Group Holding Ltd.	80,400	1,333,084
Amazon.com, Inc. (b)	87,699	16,685,612
JD.com, Inc. - Class A	21,600	445,748
MercadoLibre, Inc. (b)	1,124	2,192,778
Next PLC	13,281	1,911,966
		22,569,188
Building Products — 0.3%
Carlisle Cos., Inc. (a)	1,985	675,893
Fortune Brands Innovations, Inc.	8,209	499,764
Kingspan Group PLC	9,420	761,833
Trane Technologies PLC	6,210	2,092,273
		4,029,763
Capital Markets — 2.5%
3i Group PLC	71,470	3,348,004
Ameriprise Financial, Inc.	796	385,352
B3 SA - Brasil Bolsa Balcao	207,812	442,103
Blackstone, Inc.	7,231	1,010,749
Charles Schwab Corp.	43,621	3,414,652
CME Group, Inc.	13,091	3,472,911
Deutsche Boerse AG	21,815	6,429,639
Goldman Sachs Group, Inc.	1,574	859,860
Hong Kong Exchanges & Clearing Ltd.	82,000	3,647,777
Interactive Brokers Group, Inc. - Class A	4,261	705,579
Japan Exchange Group, Inc. (a)	125,700	1,287,883
KKR & Co., Inc.	3,835	443,364
London Stock Exchange Group PLC	14,294	2,119,682
Moody's Corp.	1,983	923,463
Morgan Stanley	5,071	591,634
Northern Trust Corp.	9,910	977,622
Raymond James Financial, Inc.	1,672	232,258
BHFTI-174

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Robinhood Markets, Inc. - Class A (b)	4,943	$205,728
State Street Corp.	11,165	999,602
Tradeweb Markets, Inc. - Class A	3,196	474,478
UBS Group AG	39,269	1,203,265
		33,175,605
Chemicals — 0.8%
Air Liquide SA	14,401	2,740,534
Arkema SA	8,845	675,159
Axalta Coating Systems Ltd. (b)	20,674	685,757
LG Chem Ltd.	1,660	279,639
Linde PLC	11,591	5,397,233
Shin-Etsu Chemical Co. Ltd.	37,100	1,057,003
		10,835,325
Commercial Services & Supplies — 0.1%
Copart, Inc. (b)	14,322	810,482
Communications Equipment — 0.1%
Arista Networks, Inc. (b)	3,069	237,786
Cisco Systems, Inc.	7,049	434,994
		672,780
Construction & Engineering — 0.2%
Quanta Services, Inc.	3,267	830,406
Vinci SA	14,789	1,868,858
WillScot Holdings Corp. (a)	22,629	629,086
		3,328,350
Construction Materials — 0.1%
Eagle Materials, Inc.	1,793	397,921
Martin Marietta Materials, Inc.	1,280	612,006
		1,009,927
Consumer Finance — 0.2%
American Express Co.	2,527	679,889
Capital One Financial Corp.	7,741	1,387,961
Discover Financial Services	1,001	170,871
		2,238,721
Consumer Staples Distribution & Retail — 0.4%
Bid Corp. Ltd.	37,533	899,690
Casey's General Stores, Inc.	918	398,449
Koninklijke Ahold Delhaize NV	52,008	1,944,356
President Chain Store Corp.	82,000	620,726
Raia Drogasil SA	83,905	280,102
Seven & i Holdings Co. Ltd.	64,600	938,826
Wal-Mart de Mexico SAB de CV	281,916	779,300
		5,861,449
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. (a)	25,800	669,768
International Paper Co.	7,675	409,461
Packaging Corp. of America	2,350	465,347
Silgan Holdings, Inc.	8,637	441,523
Security Description	Shares	Value
Containers & Packaging—(Continued)
Smurfit WestRock PLC	13,463	$606,643
		2,592,742
Distributors — 0.0%
Pool Corp. (a)	1,036	329,811
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc. (b)	2,887	366,764
Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG	85,110	3,151,505
Koninklijke KPN NV	496,046	2,100,108
Telstra Group Ltd.	486,314	1,282,108
Verizon Communications, Inc.	16,471	747,125
		7,280,846
Electric Utilities — 1.0%
Edison International	11,291	665,266
Entergy Corp.	3,728	318,707
Iberdrola SA	156,743	2,533,971
NextEra Energy, Inc.	40,239	2,852,542
PG&E Corp.	36,678	630,128
Southern Co.	50,464	4,640,165
SSE PLC	72,276	1,487,323
Xcel Energy, Inc. (a)	7,172	507,706
		13,635,808
Electrical Equipment — 0.3%
AMETEK, Inc.	4,284	737,448
Eaton Corp. PLC	1,177	319,944
Legrand SA	19,765	2,092,802
Vertiv Holdings Co. - Class A	4,731	341,578
WEG SA	140,409	1,114,128
		4,605,900
Electronic Equipment, Instruments & Components — 0.5%
Delta Electronics, Inc.	125,867	1,387,400
Jabil, Inc.	1,623	220,842
Keyence Corp.	9,700	3,807,321
TD SYNNEX Corp.	8,293	862,140
		6,277,703
Energy Equipment & Services — 0.3%
Baker Hughes Co.	71,893	3,159,697
TechnipFMC PLC	24,785	785,437
		3,945,134
Entertainment — 0.6%
NetEase, Inc.	64,775	1,334,991
Netflix, Inc. (b)	1,771	1,651,511
Spotify Technology SA (b)	1,110	610,533
Take-Two Interactive Software, Inc. (b)	3,973	823,404
Walt Disney Co.	30,770	3,036,999
		7,457,438
BHFTI-175

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services — 1.0%
Berkshire Hathaway, Inc. - Class B (b)	5,128	$2,731,070
Block, Inc. (b)	5,365	291,481
Corpay, Inc. (b)	2,042	712,086
Fidelity National Information Services, Inc.	33,946	2,535,087
Mastercard, Inc. - Class A	12,259	6,719,403
MGIC Investment Corp.	28,303	701,349
		13,690,476
Food Products — 0.5%
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	120,600	467,535
Nestle SA	56,639	5,727,760
Post Holdings, Inc. (b)	5,423	631,020
		6,826,315
Ground Transportation — 0.2%
JB Hunt Transport Services, Inc.	6,418	949,543
Saia, Inc. (b)	973	339,996
Uber Technologies, Inc. (b)	10,500	765,030
Union Pacific Corp.	2,743	648,006
		2,702,575
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	17,301	2,294,978
Align Technology, Inc. (b)	3,064	486,747
Cooper Cos., Inc. (b)	5,927	499,943
Hoya Corp.	28,000	3,158,522
Intuitive Surgical, Inc. (b)	2,656	1,315,437
Medtronic PLC	7,600	682,936
Terumo Corp. (a)	103,700	1,946,955
		10,385,518
Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	2,214	305,023
Cencora, Inc.	4,041	1,123,762
Cigna Group	3,048	1,002,792
CVS Health Corp.	9,050	613,138
HCA Healthcare, Inc.	2,646	914,325
Henry Schein, Inc. (b)	15,242	1,043,925
Humana, Inc.	1,095	289,737
Labcorp Holdings, Inc.	3,253	757,103
McKesson Corp.	1,100	740,289
UnitedHealth Group, Inc.	8,010	4,195,237
		10,985,331
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. (a)	12,540	161,892
Host Hotels & Resorts, Inc.	32,806	466,173
		628,065
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	352	1,621,632
Compass Group PLC	44,641	1,473,840
DoorDash, Inc. - Class A (b)	4,896	894,842
Expedia Group, Inc.	3,025	508,502
Flutter Entertainment PLC (b)	1,376	304,853
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
H World Group Ltd. (ADR) (a)	15,274	$565,291
Hilton Worldwide Holdings, Inc.	2,067	470,346
InterContinental Hotels Group PLC	11,752	1,264,802
ITC Hotels Ltd. (b)	29,087	67,603
Marriott International, Inc. - Class A	8,253	1,965,865
McDonald's Corp.	17,705	5,530,511
Starbucks Corp.	5,332	523,016
Trip.com Group Ltd.	18,250	1,164,856
Yum China Holdings, Inc. (a)	19,202	999,656
Yum! Brands, Inc. (a)	26,627	4,190,025
		21,545,640
Household Durables — 0.5%
Garmin Ltd.	2,673	580,389
Midea Group Co. Ltd. - Class A	120,800	1,309,778
Mohawk Industries, Inc. (b)	5,508	628,903
Sony Group Corp.	162,700	4,144,212
		6,663,282
Household Products — 0.1%
Procter & Gamble Co.	4,524	770,980
Unilever Indonesia Tbk. PT	399,500	30,512
		801,492
Industrial Conglomerates — 0.6%
3M Co.	4,820	707,865
Bidvest Group Ltd.	22,588	291,182
Hitachi Ltd.	58,900	1,363,599
Honeywell International, Inc.	4,105	869,234
Jardine Matheson Holdings Ltd.	8,100	342,380
Siemens AG	16,905	3,878,492
		7,452,752
Industrial REITs — 0.1%
EastGroup Properties, Inc.	1,588	279,726
Prologis, Inc.	13,654	1,526,381
		1,806,107
Insurance — 2.2%
AIA Group Ltd.	509,600	3,852,174
Allianz SE	5,098	1,943,668
Aon PLC - Class A	6,222	2,483,138
Arch Capital Group Ltd.	5,096	490,133
Arthur J Gallagher & Co.	3,081	1,063,684
Chubb Ltd.	2,540	767,055
HDFC Life Insurance Co. Ltd.	91,675	728,955
Kinsale Capital Group, Inc.	748	364,059
Loews Corp.	12,244	1,125,346
Medibank Pvt Ltd.	344,844	959,124
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,507	7,883,532
Oscar Health, Inc. - Class A (b)	18,607	243,938
Ping An Insurance Group Co. of China Ltd. - Class H	173,500	1,035,156
Progressive Corp.	4,413	1,248,923
QBE Insurance Group Ltd.	113,071	1,557,546
Tokio Marine Holdings, Inc.	54,200	2,090,365
BHFTI-176

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
Travelers Cos., Inc.	5,326	$1,408,514
W.R. Berkley Corp.	8,061	573,621
		29,818,931
Interactive Media & Services — 1.7%
Alphabet, Inc. - Class C	19,758	3,086,793
IAC, Inc. (b)	9,813	450,809
Meta Platforms, Inc. - Class A	24,396	14,060,879
NAVER Corp.	4,122	537,762
Tencent Holdings Ltd.	67,800	4,321,065
		22,457,308
IT Services — 0.7%
Accenture PLC - Class A	3,578	1,116,479
Capgemini SE	5,609	838,743
Cognizant Technology Solutions Corp. - Class A	7,392	565,488
EPAM Systems, Inc. (b)	2,898	489,298
Infosys Ltd. (ADR) (a)	136,995	2,500,159
MongoDB, Inc. (b)	1,163	203,990
Shopify, Inc. - Class A (b)	3,376	322,020
Snowflake, Inc. - Class A (b)	3,224	471,220
Tata Consultancy Services Ltd.	59,960	2,518,306
		9,025,703
Life Sciences Tools & Services — 0.4%
IQVIA Holdings, Inc. (b)	1,399	246,644
Lonza Group AG	3,045	1,874,122
Mettler-Toledo International, Inc. (b)	246	290,504
Thermo Fisher Scientific, Inc.	6,386	3,177,673
		5,588,943
Machinery — 1.2%
Atlas Copco AB - A Shares	94,354	1,511,792
Dover Corp.	4,742	833,075
IHI Corp.	11,700	812,458
Ingersoll Rand, Inc.	6,633	530,839
ITT, Inc.	5,495	709,734
Middleby Corp. (a) (b)	1,496	227,362
Otis Worldwide Corp.	51,015	5,264,748
Techtronic Industries Co. Ltd.	88,000	1,059,862
Volvo AB - B Shares (a) (b)	178,073	5,237,047
		16,186,917
Media — 0.0%
Sirius XM Holdings, Inc. (a)	13,441	303,027
Metals & Mining — 0.3%
BHP Group Ltd.	64,618	1,567,161
Rio Tinto Ltd.	9,209	669,638
Rio Tinto PLC	19,310	1,154,399
		3,391,198
Multi-Utilities — 0.1%
Dominion Energy, Inc.	23,632	1,325,046
Security Description	Shares	Value
Multi-Utilities—(Continued)
Public Service Enterprise Group, Inc.	3,595	$295,869
		1,620,915
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy, Inc.	2,157	499,130
Chevron Corp.	9,466	1,583,567
ConocoPhillips	25,096	2,635,582
Coterra Energy, Inc.	12,259	354,285
EOG Resources, Inc.	13,334	1,709,952
Exxon Mobil Corp.	36,757	4,371,510
Kinder Morgan, Inc.	21,954	626,347
Shell PLC	94,352	3,433,972
TotalEnergies SE	27,998	1,809,531
Williams Cos., Inc.	18,733	1,119,484
		18,143,360
Passenger Airlines — 0.0%
Southwest Airlines Co.	11,860	398,259
Personal Care Products — 0.1%
elf Beauty, Inc. (a) (b)	3,616	227,049
Kao Corp.	29,000	1,253,187
		1,480,236
Pharmaceuticals — 1.9%
AstraZeneca PLC	22,265	3,253,911
Bristol-Myers Squibb Co.	84,680	5,164,633
Eli Lilly & Co.	2,662	2,198,572
Johnson & Johnson	31,732	5,262,435
Merck & Co., Inc.	6,798	610,188
Novartis AG	18,776	2,088,597
Novo Nordisk AS - Class B	38,379	2,660,139
Sanofi SA	34,239	3,794,020
		25,032,495
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	1,384	144,739
Recruit Holdings Co. Ltd.	21,500	1,116,932
RELX PLC	52,926	2,651,216
TransUnion	3,661	303,827
		4,216,714
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (b)	1,763	230,565
Mitsui Fudosan Co. Ltd.	179,500	1,602,506
		1,833,071
Residential REITs — 0.1%
American Homes 4 Rent - Class A	21,860	826,527
Mid-America Apartment Communities, Inc. (a)	5,157	864,210
		1,690,737
Retail REITs — 0.1%
Federal Realty Investment Trust	5,166	505,338
BHFTI-177

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs—(Continued)
Regency Centers Corp.	10,721	$790,781
		1,296,119
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	12,071	2,434,359
ASE Technology Holding Co. Ltd.	176,000	771,234
ASML Holding NV	7,279	4,816,493
Broadcom, Inc.	23,921	4,005,093
Disco Corp. (a)	6,900	1,420,641
Entegris, Inc.	5,474	478,865
Microchip Technology, Inc.	9,268	448,664
Micron Technology, Inc.	12,073	1,049,023
NVIDIA Corp.	125,083	13,556,496
ON Semiconductor Corp. (a) (b)	7,988	325,032
Realtek Semiconductor Corp.	46,000	729,716
SK Hynix, Inc.	7,620	1,010,505
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	7,415,497
Teradyne, Inc.	3,872	319,827
Texas Instruments, Inc.	4,837	869,209
		39,650,654
Software — 2.2%
AppLovin Corp. - Class A (b)	508	134,605
Atlassian Corp. - Class A (b)	3,372	715,572
Crowdstrike Holdings, Inc. - Class A (a) (b)	1,944	685,416
Dassault Systemes SE	12,829	488,887
HubSpot, Inc. (b)	1,267	723,824
Intuit, Inc.	2,225	1,366,128
Microsoft Corp.	49,296	18,505,226
Oracle Corp.	17,257	2,412,701
Palo Alto Networks, Inc. (a) (b)	6,471	1,104,211
Sage Group PLC	52,678	822,906
SAP SE	9,780	2,596,503
Synopsys, Inc. (a) (b)	1,251	536,491
		30,092,470
Specialized REITs — 0.2%
American Tower Corp.	1,345	292,672
Digital Realty Trust, Inc.	3,304	473,430
Lamar Advertising Co. - Class A	4,370	497,219
Public Storage (a)	2,119	634,195
Rayonier, Inc.	10,490	292,461
SBA Communications Corp.	2,306	507,343
Weyerhaeuser Co.	15,784	462,156
		3,159,476
Specialty Retail — 0.8%
AutoZone, Inc. (b)	383	1,460,295
Bath & Body Works, Inc.	12,890	390,825
Best Buy Co., Inc.	5,894	433,857
Dick's Sporting Goods, Inc. (a)	2,703	544,817
Home Depot, Inc.	1,920	703,661
Industria de Diseno Textil SA	32,966	1,644,416
Lowe's Cos., Inc.	3,760	876,945
Murphy USA, Inc.	913	428,936
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Ross Stores, Inc.	23,402	$2,990,541
TJX Cos., Inc.	8,744	1,065,019
Ulta Beauty, Inc. (b)	590	216,259
		10,755,571
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	40,884	9,081,563
Hewlett Packard Enterprise Co.	43,629	673,195
Quanta Computer, Inc.	72,000	494,097
Samsung Electronics Co. Ltd. (GDR)	2,807	2,731,211
Western Digital Corp. (b)	23,892	965,954
		13,946,020
Textiles, Apparel & Luxury Goods — 0.7%
Cie Financiere Richemont SA - Class A	9,578	1,672,564
Columbia Sportswear Co.	1,633	123,602
Kontoor Brands, Inc.	4,456	285,763
LVMH Moet Hennessy Louis Vuitton SE	10,870	6,786,386
		8,868,315
Tobacco — 0.2%
ITC Ltd.	265,060	1,271,052
Philip Morris International, Inc.	7,955	1,262,697
		2,533,749
Trading Companies & Distributors — 0.2%
Air Lease Corp.	5,720	276,333
ITOCHU Corp.	58,100	2,684,139
		2,960,472
Total Common Stocks (Cost $494,772,550)		562,675,546

Convertible Bonds—18.8%
Aerospace/Defense — 1.4%
MTU Aero Engines AG
0.050%, 03/18/27 (EUR)	1,800,000	2,133,700
Rheinmetall AG
1.875%, 02/07/28 (EUR)	3,700,000	17,023,863
		19,157,563
Airlines — 0.1%
International Consolidated Airlines Group SA
1.125%, 05/18/28 (EUR)	1,000,000	1,232,348
Auto Parts & Equipment — 0.3%
Pirelli & C SpA
Zero Coupon, 12/22/25 (EUR)	3,200,000	3,569,338
Banks — 0.7%
Barclays Bank PLC
1.000%, 02/16/29 (a)	9,734,000	9,498,437
BHFTI-178

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Beverages — 0.3%
Fomento Economico Mexicano SAB de CV
2.625%, 02/24/26 (EUR)	4,200,000	$4,535,314
Chemicals — 0.4%
LG Chem Ltd.
1.250%, 07/18/28	5,000,000	4,945,000
Commercial Services — 0.5%
Global Payments, Inc.
1.500%, 03/01/31 (a)	7,613,000	7,171,446
Computers — 0.1%
Lenovo Group Ltd.
2.500%, 08/26/29	879,000	1,225,637
Diversified Financial Services — 1.7%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	5,400,000	5,993,619
Citigroup Global Markets Holdings, Inc.
0.800%, 02/05/30 (144A) (EUR)	2,600,000	2,894,111
1.000%, 04/09/29 (144A) (EUR)	4,500,000	4,680,073
Goldman Sachs Finance Corp. International Ltd.
Zero Coupon, 03/15/27	1,100,000	1,548,140
Zero Coupon, 03/13/28	1,400,000	1,386,000
Merrill Lynch BV
Zero Coupon, 01/30/26 (EUR)	2,200,000	2,428,286
Orpar SA
2.000%, 02/07/31 (EUR)	1,300,000	1,305,847
SBI Holdings, Inc.
Zero Coupon, 07/25/31 (JPY)	310,000,000	2,256,950
		22,493,026
Electric — 2.8%
CenterPoint Energy, Inc.
4.250%, 08/15/26	4,486,000	4,853,852
CMS Energy Corp.
3.375%, 05/01/28	2,716,000	3,003,896
Duke Energy Corp.
4.125%, 04/15/26	3,953,000	4,284,261
FirstEnergy Corp.
4.000%, 05/01/26	1,355,000	1,372,615
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	3,000,000	3,826,998
Southern Co.
3.875%, 12/15/25	7,429,000	8,268,477
4.500%, 06/15/27 (144A)	5,276,000	5,807,821
WEC Energy Group, Inc.
4.375%, 06/01/29 (144A)	5,147,000	6,159,059
		37,576,979
Electrical Components & Equipment — 0.6%
Schneider Electric SE
1.970%, 11/27/30 (EUR)	6,500,000	8,522,034
Electronics — 0.2%
Hon Hai Precision Industry Co. Ltd.
Zero Coupon, 08/05/26	2,600,000	2,460,991
Security Description	Principal Amount*	Value
Engineering & Construction — 0.8%
Cellnex Telecom SA
0.500%, 07/05/28 (EUR)	6,700,000	$7,683,491
2.125%, 08/11/30 (EUR)	2,600,000	2,968,842
		10,652,333
Healthcare-Products — 0.3%
Envista Holdings Corp.
1.750%, 08/15/28 (a)	3,981,000	3,580,412
Home Builders — 0.2%
Meritage Homes Corp.
1.750%, 05/15/28 (144A) (a)	1,983,000	1,937,391
Internet — 2.5%
Alibaba Group Holding Ltd.
0.500%, 06/01/31 (144A)	7,973,000	11,385,444
JD.com, Inc.
0.250%, 06/01/29 (144A)	6,137,000	7,076,175
Meituan
Zero Coupon, 04/27/28	2,900,000	2,809,520
Uber Technologies, Inc.
Zero Coupon, 12/15/25 (a)	7,451,000	7,898,060
0.875%, 12/01/28	3,627,000	4,414,059
		33,583,258
Iron/Steel — 0.2%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	300,000,000	1,987,632
Lodging — 0.4%
Accor SA
0.700%, 12/07/27 (EUR)	8,159,700	4,687,524
Machinery-Diversified — 0.1%
Daifuku Co. Ltd.
Zero Coupon, 09/14/28 (JPY)	180,000,000	1,447,896
Mining — 0.3%
Gold Pole Capital Co. Ltd.
1.000%, 06/25/29	3,900,000	4,276,350
Oil & Gas — 0.1%
Eni SpA
2.950%, 09/14/30 (EUR)	1,300,000	1,452,415
Real Estate — 0.4%
LEG Properties BV
1.000%, 09/04/30 (EUR)	4,800,000	5,078,041
Real Estate Investment Trusts — 1.6%
DEXUS Finance Pty. Ltd.
3.500%, 11/24/27 (AUD)	6,600,000	4,554,969
Rexford Industrial Realty LP
4.125%, 03/15/29 (144A)	4,375,000	4,322,500
Ventas Realty LP
3.750%, 06/01/26	2,383,000	3,065,730
BHFTI-179

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Welltower OP LLC
2.750%, 05/15/28 (144A)	3,905,000	$6,365,150
3.125%, 07/15/29 (144A) (a)	2,521,000	3,302,510
		21,610,859
Retail — 0.4%
Anllian Capital 2 Ltd.
Zero Coupon, 12/05/29 (EUR)	4,900,000	5,632,166
Semiconductors — 1.1%
Microchip Technology, Inc.
0.750%, 06/01/30 (144A) (a)	2,214,000	2,068,983
SK Hynix, Inc.
1.750%, 04/11/30	4,800,000	8,095,200
STMicroelectronics NV
Zero Coupon, 08/04/27	5,200,000	4,897,160
		15,061,343
Software — 0.8%
Akamai Technologies, Inc.
0.125%, 05/01/25 (a)	2,243,000	2,232,907
0.375%, 09/01/27	6,129,000	5,966,581
1.125%, 02/15/29	3,007,000	2,856,650
		11,056,138
Telecommunications — 0.2%
Xiaomi Best Time International Ltd.
Zero Coupon, 12/17/27	2,200,000	3,084,400
Water — 0.3%
American Water Capital Corp.
3.625%, 06/15/26 (a)	4,456,000	4,549,576
Total Convertible Bonds (Cost $238,890,061)		252,065,847

Corporate Bonds & Notes—11.8%
Aerospace/Defense — 0.2%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	170,137
Boeing Co.
2.750%, 02/01/26	102,000	100,196
3.100%, 05/01/26	80,000	78,601
3.250%, 03/01/28	100,000	95,424
3.250%, 02/01/35	175,000	144,098
3.825%, 03/01/59	79,000	52,148
3.950%, 08/01/59	325,000	221,421
5.150%, 05/01/30	150,000	150,930
5.805%, 05/01/50	80,000	76,158
6.528%, 05/01/34	65,000	69,647
6.858%, 05/01/54	160,000	173,791
7.008%, 05/01/64	76,000	82,353
GE Capital Funding LLC
4.550%, 05/15/32	200,000	195,166
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	$81,476
5.400%, 07/31/33	100,000	101,269
Lockheed Martin Corp.
4.700%, 12/15/31	210,000	209,509
5.700%, 11/15/54 (a)	150,000	152,379
RTX Corp.
1.900%, 09/01/31	347,000	291,020
4.150%, 05/15/45	253,000	207,228
4.875%, 10/15/40	240,000	224,379
		2,877,330
Agriculture — 0.3%
Altria Group, Inc.
2.450%, 02/04/32	360,000	303,710
3.400%, 02/04/41	274,000	200,947
5.625%, 02/06/35	210,000	211,894
BAT Capital Corp.
2.259%, 03/25/28	95,000	88,777
3.734%, 09/25/40	229,000	177,156
4.390%, 08/15/37	151,000	132,592
4.540%, 08/15/47	141,000	112,630
5.625%, 08/15/35	170,000	170,669
5.834%, 02/20/31	89,000	92,536
6.343%, 08/02/30	176,000	187,094
7.079%, 08/02/43	234,000	255,609
Bunge Ltd. Finance Corp.
4.650%, 09/17/34 (a)	76,000	73,475
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	572,605
5.875%, 07/01/34 (144A)	440,000	445,799
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	128,000	131,558
Philip Morris International, Inc.
3.875%, 08/21/42	59,000	47,342
4.750%, 11/01/31	545,000	543,381
5.125%, 02/13/31	214,000	217,728
5.375%, 02/15/33 (a)	347,000	353,910
Viterra Finance BV
3.200%, 04/21/31 (144A)	200,000	180,106
		4,499,518
Airlines — 0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	467,040	436,290
3.600%, 09/15/28 (144A)	68,766	67,196
3.750%, 06/15/29 (144A)	354,071	345,117
American Airlines Pass-Through Trust
3.200%, 12/15/29	251,800	239,795
3.600%, 03/22/29	114,723	111,123
4.100%, 07/15/29	80,404	77,835
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	99,330	92,513
4.125%, 03/20/33 (144A)	325,906	309,497
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	76,143	74,037
BHFTI-180

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines Pass-Through Trust
3.450%, 06/01/29	294,500	$285,161
3.700%, 09/01/31	47,620	44,632
4.150%, 02/25/33	147,956	141,521
5.450%, 08/15/38	192,312	193,809
5.875%, 08/15/38	214,120	215,427
		2,633,953
Auto Manufacturers — 0.2%
Ford Motor Co.
3.250%, 02/12/32	298,000	245,595
Ford Motor Credit Co. LLC
5.850%, 05/17/27	200,000	201,049
7.200%, 06/10/30	220,000	228,396
General Motors Co.
5.950%, 04/01/49 (a)	76,000	69,624
General Motors Financial Co., Inc.
5.900%, 01/07/35 (a)	35,000	34,660
5.950%, 04/04/34	169,000	168,148
6.100%, 01/07/34	169,000	169,686
Hyundai Capital America
4.550%, 09/26/29 (144A)	100,000	97,853
4.875%, 11/01/27 (144A)	265,000	265,596
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A) (a)	400,000	396,998
Volkswagen Group of America Finance LLC
5.300%, 03/22/27 (144A)	448,000	451,740
5.800%, 03/27/35 (144A) (a)	200,000	196,721
		2,526,066
Banks — 3.5%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	276,511
4.988%, 1Y H15 + 0.780%, 12/03/28 (144A) (e)	300,000	301,976
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (e)	200,000	211,121
Banco Bilbao Vizcaya Argentaria SA
5.381%, 03/13/29 (a)	400,000	410,014
Banco Santander SA
5.439%, 07/15/31	600,000	614,952
5.588%, 08/08/28	600,000	617,086
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	202,000	143,282
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,040,000	915,353
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,067,000	1,038,235
5.162%, SOFR + 1.000%, 01/24/31 (e)	380,000	385,238
5.202%, SOFR + 1.630%, 04/25/29 (e)	1,258,000	1,278,062
5.288%, SOFR + 1.910%, 04/25/34 (e)	74,000	74,334
5.425%, SOFR + 1.913%, 08/15/35 (e)	76,000	74,414
5.468%, SOFR + 1.650%, 01/23/35 (e)	85,000	86,238
5.511%, SOFR + 1.310%, 01/24/36 (e)	735,000	748,027
5.518%, SOFR + 1.738%, 10/25/35 (e)	115,000	112,832
5.819%, SOFR + 1.570%, 09/15/29 (e)	240,000	248,718
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	192,368
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	460,000	471,040
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/30 (e)	43,000	$42,768
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (e)	150,000	163,844
Banque Federative du Credit Mutuel SA
5.538%, 01/22/30 (144A)	200,000	206,016
Barclays PLC
5.785%, SOFR + 1.590%, 02/25/36 (e)	200,000	201,092
6.224%, SOFR + 2.980%, 05/09/34 (a) (e)	230,000	239,598
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	235,332
5.176%, SOFR + 1.520%, 01/09/30 (144A) (e)	270,000	273,332
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (e)	205,000	208,623
5.786%, SOFR + 1.620%, 01/13/33 (144A) (e)	400,000	408,983
BPCE SA
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	379,000	323,024
6.293%, SOFR + 2.040%, 01/14/36 (144A) (e)	500,000	516,911
6.714%, SOFR + 2.270%, 10/19/29 (144A) (e)	250,000	263,297
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	498,000	512,036
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	398,000	432,244
Citibank NA
5.570%, 04/30/34	250,000	256,913
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	578,000	493,668
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	208,485
3.980%, 3M TSFR + 1.600%, 03/20/30 (e)	667,000	646,604
4.075%, 3M TSFR + 1.454%, 04/23/29 (e)	90,000	88,495
4.542%, SOFR + 1.338%, 09/19/30 (e)	555,000	547,516
5.333%, SOFR + 1.465%, 03/27/36 (e)	89,000	88,676
5.827%, SOFR + 2.056%, 02/13/35 (e)	388,000	386,332
6.020%, SOFR + 1.830%, 01/24/36 (e)	170,000	171,624
6.174%, SOFR + 2.661%, 05/25/34 (e)	158,000	161,946
6.750%, 5Y H15 + 2.572%, 02/15/30 (e)	290,000	286,760
6.950%, 5Y H15 + 2.726%, 02/15/30 (e)	187,000	186,461
7.125%, 5Y H15 + 2.693%, 08/15/29 (e)	329,000	336,465
Credit Agricole SA
5.230%, SOFR + 1.130%, 01/09/29 (144A) (e)	295,000	298,194
5.862%, SOFR + 1.740%, 01/09/36 (144A) (e)	250,000	255,762
6.316%, SOFR + 1.860%, 10/03/29 (144A) (e)	280,000	292,670
6.700%, 5Y USD SOFR ICE Swap + 3.596%, 09/23/34 (144A) (e)	210,000	202,177
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (e)	660,000	650,967
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (e)	200,000	200,448
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (e)	200,000	205,772
Deutsche Bank AG
5.373%, SOFR + 1.210%, 01/10/29 (e)	155,000	156,712
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	156,983
6.819%, SOFR + 2.510%, 11/20/29 (e)	150,000	159,063
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	342,597
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	119,688
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	322,000	276,528
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	124,565
4.692%, SOFR + 1.135%, 10/23/30 (e)	232,000	230,574
BHFTI-181

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
5.016%, SOFR + 1.420%, 10/23/35 (e)	354,000	$344,213
5.207%, SOFR + 1.078%, 01/28/31 (e)	305,000	309,149
5.330%, SOFR + 1.550%, 07/23/35 (e)	693,000	689,545
5.536%, SOFR + 1.380%, 01/28/36 (e)	265,000	268,700
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,448,000	1,529,537
HSBC Holdings PLC
5.130%, SOFR + 1.040%, 11/19/28 (e)	230,000	231,857
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	313,068
5.286%, SOFR + 1.290%, 11/19/30 (e)	630,000	636,526
5.597%, SOFR + 1.060%, 05/17/28 (e)	240,000	243,980
5.874%, SOFR + 1.900%, 11/18/35 (e)	350,000	348,748
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (e)	50,000	50,532
5.709%, SOFR + 1.870%, 02/02/35 (e)	390,000	394,154
6.208%, SOFR + 2.020%, 08/21/29 (e)	154,000	160,310
ING Groep NV
5.373%, SOFR + 1.010%, 03/25/29 (e)	355,000	354,871
Intesa Sanpaolo SpA
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (e)	435,000	349,778
7.200%, 11/28/33 (144A)	450,000	499,010
KeyBank NA
3.900%, 04/13/29	339,000	325,498
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (e)	151,000	144,797
5.121%, SOFR + 1.227%, 04/04/31 (a) (e)	85,000	85,373
6.401%, SOFR + 2.420%, 03/06/35 (a) (e)	160,000	169,027
M&T Bank Corp.
4.833%, SOFR + 0.930%, 01/16/29 (e)	33,000	33,016
5.385%, SOFR + 1.610%, 01/16/36 (e)	433,000	424,658
Macquarie Group Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	58,481
Mellon Capital IV
5.131%, 3M TSFR + 0.827%, 05/01/25 (e)	72,000	61,087
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	184,249
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (e)	229,000	220,128
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	368,662
2.484%, SOFR + 1.360%, 09/16/36 (e)	778,000	645,032
2.511%, SOFR + 1.200%, 10/20/32 (e)	338,000	290,116
4.654%, SOFR + 1.100%, 10/18/30 (e)	364,000	361,066
5.042%, SOFR + 1.215%, 07/19/30 (e)	219,000	220,830
5.164%, SOFR + 1.590%, 04/20/29 (e)	295,000	298,999
5.230%, SOFR + 1.108%, 01/15/31 (a) (e)	280,000	284,555
5.320%, SOFR + 1.555%, 07/19/35 (e)	251,000	251,026
5.466%, SOFR + 1.730%, 01/18/35 (e)	222,000	224,625
5.516%, SOFR + 1.710%, 11/19/55 (e)	205,000	200,264
5.587%, SOFR + 1.418%, 01/18/36 (e)	430,000	439,145
5.656%, SOFR + 1.260%, 04/18/30 (e)	280,000	288,668
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (e)	500,000	509,229
NatWest Group PLC
5.076%, 01/27/30	200,000	201,242
6.000%, 5Y H15 + 5.625%, 12/29/25 (e)	295,000	294,527
8.125%, 5Y H15 + 3.752%, 11/10/33 (e)	200,000	209,976
Security Description	Principal Amount*	Value

Banks—(Continued)
NatWest Markets PLC
5.022%, 03/21/30 (144A)	260,000	$261,698
5.410%, 05/17/29 (144A) (a)	200,000	204,757
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	151,000	143,649
4.812%, SOFR + 1.259%, 10/21/32 (e)	178,000	176,088
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	206,903
6.875%, SOFR + 2.284%, 10/20/34 (e)	279,000	308,475
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (a) (e)	100,000	99,234
4.970%, SOFR + 1.130%, 05/02/31 (e)	445,000	447,157
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	220,949
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (e)	635,000	628,935
5.694%, SOFR + 1.524%, 04/15/31 (e)	300,000	306,233
Societe Generale SA
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	195,382
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (e)	340,000	292,808
5.250%, 02/19/27 (144A)	200,000	201,500
5.634%, 1Y H15 + 1.750%, 01/19/30 (144A) (a) (e)	260,000	264,505
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	207,367
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (e)	200,000	202,434
Standard Chartered PLC
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (e)	200,000	203,438
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (e)	240,000	245,842
6.228%, 1Y H15 + 1.430%, 01/21/36 (144A) (e)	200,000	207,922
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	625,154
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (e)	107,000	109,704
6.700%, 5Y H15 + 2.628%, 09/15/29 (e)	249,000	254,933
Svenska Handelsbanken AB
5.500%, 06/15/28 (144A)	404,000	414,649
Toronto-Dominion Bank
5.298%, 01/30/32	235,000	238,994
Truist Financial Corp.
5.122%, SOFR + 1.852%, 01/26/34 (e)	110,000	108,022
5.711%, SOFR + 1.922%, 01/24/35 (e)	418,000	426,785
7.161%, SOFR + 2.446%, 10/30/29 (e)	155,000	166,902
U.S. Bancorp
5.836%, SOFR + 2.260%, 06/12/34 (e)	258,000	266,233
UBS AG
7.500%, 02/15/28	531,000	571,819
UBS Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a) (e)	650,000	632,057
5.617%, 1Y USD SOFR ICE Swap + 1.340%, 09/13/30 (144A) (e)	200,000	205,319
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	217,208
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (e)	200,000	228,240
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	521,000	503,454
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	259,013
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (e)	204,000	199,935
5.198%, SOFR + 1.500%, 01/23/30 (e)	150,000	152,513
5.211%, SOFR + 1.380%, 12/03/35 (e)	483,000	479,667
BHFTI-182

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
5.244%, SOFR + 1.110%, 01/24/31 (a) (e)	335,000	$340,616
5.557%, SOFR + 1.990%, 07/25/34 (e)	1,116,000	1,135,618
5.574%, SOFR + 1.740%, 07/25/29 (e)	1,111,000	1,141,207
5.707%, SOFR + 1.070%, 04/22/28 (e)	311,000	317,799
		47,298,917
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	389,000	375,122
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36 (a)	440,000	424,302
Coca-Cola Co.
2.500%, 06/01/40	61,000	43,843
5.300%, 05/13/54	13,000	12,728
Keurig Dr. Pepper, Inc.
3.350%, 03/15/51	82,000	55,506
Molson Coors Beverage Co.
4.200%, 07/15/46	56,000	45,127
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 02/16/34	280,000	275,196
Pernod Ricard International Finance LLC
1.625%, 04/01/31 (144A)	224,000	185,535
		1,417,359
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30	221,000	199,479
3.150%, 02/21/40	362,000	276,627
4.200%, 02/22/52	320,000	251,625
4.663%, 06/15/51	45,000	38,448
4.875%, 03/01/53 (a)	205,000	179,010
5.650%, 03/02/53	44,000	43,161
5.750%, 03/02/63	200,000	194,902
Biogen, Inc.
2.250%, 05/01/30	771,000	680,010
Gilead Sciences, Inc.
2.600%, 10/01/40	344,000	245,458
2.800%, 10/01/50	165,000	103,541
4.600%, 09/01/35	57,000	55,001
5.250%, 10/15/33	296,000	302,940
5.500%, 11/15/54 (a)	159,000	157,344
		2,727,546
Chemicals — 0.1%
CF Industries, Inc.
4.950%, 06/01/43	37,000	32,317
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.750%, 05/15/30 (144A)	265,000	264,580
Dow Chemical Co.
4.375%, 11/15/42	204,000	167,711
DuPont de Nemours, Inc.
5.319%, 11/15/38	246,000	253,675
LYB International Finance III LLC
3.625%, 04/01/51	131,000	87,809
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Nutrien Ltd.
5.000%, 04/01/49	75,000	$66,506
		872,598
Commercial Services — 0.1%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A)	50,000	50,011
6.319%, 12/04/28 (144A)	150,000	157,732
Ford Foundation
2.815%, 06/01/70	55,000	31,214
Global Payments, Inc.
2.900%, 11/15/31 (a)	83,000	72,710
3.200%, 08/15/29 (a)	718,000	672,217
Pepperdine University
3.301%, 12/01/59	100,000	65,372
Quanta Services, Inc.
2.350%, 01/15/32	115,000	96,587
5.250%, 08/09/34	360,000	355,791
University of Southern California
3.226%, 10/01/2120	100,000	57,632
		1,559,266
Computers — 0.2%
Accenture Capital, Inc.
4.250%, 10/04/31	193,000	189,483
4.500%, 10/04/34	182,000	175,860
Apple, Inc.
2.700%, 08/05/51	352,000	221,792
2.800%, 02/08/61	77,000	46,535
2.950%, 09/11/49	120,000	81,144
Dell International LLC/EMC Corp.
5.000%, 04/01/30	50,000	50,233
5.300%, 04/01/32	185,000	186,187
5.500%, 04/01/35	320,000	320,087
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	120,000	116,909
IBM International Capital Pte. Ltd.
4.750%, 02/05/31	185,000	185,147
Leidos, Inc.
4.375%, 05/15/30	497,000	483,042
5.400%, 03/15/32	144,000	144,989
5.750%, 03/15/33	90,000	92,276
		2,293,684
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.200%, 03/22/63	76,000	70,924
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	705,000	662,496
4.625%, 09/10/29	150,000	148,368
Aircastle Ltd./Aircastle Ireland DAC
5.250%, 03/15/30 (144A)	150,000	149,510
American Express Co.
5.442%, SOFR + 1.320%, 01/30/36 (e)	80,000	80,860
BHFTI-183

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	80,000	$79,721
5.125%, 04/10/30 (144A)	65,000	64,643
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	382,000	357,600
2.750%, 02/21/28 (144A)	578,000	543,390
4.250%, 04/15/26 (144A)	105,000	104,411
4.375%, 05/01/26 (144A)	305,000	303,228
5.150%, 01/15/30 (144A)	577,000	572,077
5.500%, 01/15/26 (144A)	185,000	185,767
5.750%, 03/01/29 (144A)	154,000	156,839
5.750%, 11/15/29 (144A)	90,000	91,751
6.375%, 05/04/28 (144A)	320,000	331,152
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	45,000	44,370
5.200%, 03/27/28 (144A)	110,000	110,074
		3,986,257
Electric — 1.6%
AES Corp.
5.450%, 06/01/28	180,000	183,124
5.800%, 03/15/32	95,000	95,993
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	296,000	306,669
Ameren Corp.
5.375%, 03/15/35	320,000	319,304
Arizona Public Service Co.
4.700%, 01/15/44	50,000	42,871
Baltimore Gas & Electric Co.
2.900%, 06/15/50	106,000	66,285
3.200%, 09/15/49	66,000	44,021
5.400%, 06/01/53	85,000	80,850
5.650%, 06/01/54	90,000	88,331
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	58,570
CMS Energy Corp.
6.500%, 5Y H15 + 1.961%, 06/01/55 (e)	125,000	121,810
Commonwealth Edison Co.
3.700%, 03/01/45	71,000	54,697
4.700%, 01/15/44	133,000	118,392
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48 (a)	30,000	25,843
Constellation Energy Generation LLC
5.600%, 06/15/42	113,000	109,329
5.750%, 10/01/41	120,000	118,178
6.500%, 10/01/53	180,000	188,716
Consumers Energy Co.
3.950%, 05/15/43	147,000	121,219
Dominion Energy, Inc.
4.700%, 12/01/44	71,000	60,882
4.900%, 08/01/41	147,000	132,634
5.450%, 03/15/35	50,000	49,986
6.875%, 5Y H15 + 2.386%, 02/01/55 (e)	80,000	82,828
7.000%, 5Y H15 + 2.511%, 06/01/54 (e)	120,000	126,127
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	250,000	271,879
Security Description	Principal Amount*	Value

Electric—(Continued)
DTE Energy Co.
5.200%, 04/01/30	385,000	$389,878
5.850%, 06/01/34	194,000	200,541
Duke Energy Carolinas LLC
4.000%, 09/30/42	303,000	248,659
Duke Energy Corp.
6.100%, 09/15/53	210,000	213,546
Duke Energy Indiana LLC
3.750%, 05/15/46	77,000	58,472
5.250%, 03/01/34	154,000	155,563
Duke Energy Ohio, Inc.
5.250%, 04/01/33	178,000	180,582
5.550%, 03/15/54	103,000	99,753
Duke Energy Progress LLC
5.050%, 03/15/35 (a)	215,000	213,967
5.250%, 03/15/33	75,000	76,382
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	319,000	309,872
Edison International
5.250%, 03/15/32 (a)	245,000	234,344
Emera U.S. Finance LP
2.639%, 06/15/31	118,000	101,934
3.550%, 06/15/26	111,000	109,405
4.750%, 06/15/46	291,000	239,900
Enel Finance International NV
2.500%, 07/12/31 (144A)	455,000	390,623
5.125%, 06/26/29 (144A)	225,000	227,401
Entergy Arkansas LLC
5.750%, 06/01/54	62,000	61,742
Entergy Corp.
7.125%, 5Y H15 + 2.670%, 12/01/54 (e)	298,000	301,648
Entergy Louisiana LLC
4.950%, 01/15/45	152,000	136,185
5.700%, 03/15/54	150,000	147,895
5.800%, 03/15/55	140,000	139,322
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	277,210
5.800%, 04/15/55	195,000	194,138
Entergy Texas, Inc.
5.550%, 09/15/54	36,000	34,503
Exelon Corp.
5.875%, 03/15/55	64,000	63,862
6.500%, 5Y H15 + 1.975%, 03/15/55 (e)	175,000	174,254
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	744,000	720,808
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	166,000	142,057
5.450%, 07/15/44 (144A)	49,000	47,753
Florida Power & Light Co.
5.700%, 03/15/55	130,000	132,726
5.800%, 03/15/65	38,000	38,883
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	790,000	720,668
5.400%, 06/01/33 (144A)	288,000	289,357
5.650%, 05/09/34 (144A)	40,000	40,725
BHFTI-184

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Jersey Central Power & Light Co.
5.100%, 01/15/35 (144A)	70,000	$69,204
6.150%, 06/01/37	100,000	105,994
Monongahela Power Co.
3.550%, 05/15/27 (144A)	168,000	164,218
5.850%, 02/15/34 (144A)	248,000	255,921
Nevada Power Co.
6.250%, 5Y H15 + 1.936%, 05/15/55 (e)	275,000	272,074
NextEra Energy Capital Holdings, Inc.
5.450%, 03/15/35	80,000	80,693
5.900%, 03/15/55	410,000	409,411
6.750%, 5Y H15 + 2.457%, 06/15/54 (a) (e)	125,000	127,593
Niagara Mohawk Power Corp.
4.278%, 12/15/28 (144A)	93,000	91,691
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	348,000	337,928
7.000%, 03/15/33 (144A)	128,000	137,996
Ohio Power Co.
2.900%, 10/01/51	115,000	71,321
Pacific Gas & Electric Co.
3.250%, 06/01/31	222,000	197,528
3.750%, 08/15/42	37,000	27,491
3.950%, 12/01/47	159,000	116,233
4.250%, 03/15/46	82,000	63,814
4.300%, 03/15/45	60,000	46,956
4.550%, 07/01/30	71,744	69,446
4.600%, 06/15/43	178,000	146,316
5.550%, 05/15/29	91,000	92,242
5.700%, 03/01/35	323,000	323,030
5.800%, 05/15/34	12,000	12,117
6.100%, 01/15/29	253,000	261,376
6.400%, 06/15/33	526,000	549,741
6.750%, 01/15/53	10,000	10,443
PacifiCorp
2.900%, 06/15/52	122,000	73,321
PG&E Recovery Funding LLC
5.231%, 06/01/42	575,000	573,331
5.536%, 07/15/49	135,000	135,088
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	61,403
5.099%, 06/01/54	165,000	154,523
5.212%, 12/01/49	85,000	81,243
Public Service Co. of Colorado
4.500%, 06/01/52	57,000	47,581
Public Service Co. of Oklahoma
5.200%, 01/15/35	145,000	143,227
6.625%, 11/15/37	100,000	108,390
Puget Energy, Inc.
2.379%, 06/15/28	60,000	55,780
4.224%, 03/15/32	422,000	392,898
5.725%, 03/15/35 (144A)	335,000	334,450
Puget Sound Energy, Inc.
5.638%, 04/15/41	71,000	70,482
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	144,474
5.350%, 04/01/53	420,000	393,661
Security Description	Principal Amount*	Value

Electric—(Continued)
San Diego Gas & Electric Co.
5.400%, 04/15/35	250,000	$251,787
SCE Recovery Funding LLC
4.697%, 06/15/42	147,607	143,286
5.112%, 12/14/49	65,000	60,167
Sempra
6.875%, 5Y H15 + 2.789%, 10/01/54 (e)	115,000	113,871
Sigeco Securitization I LLC
5.026%, 11/15/38	138,217	138,119
Southern California Edison Co.
3.650%, 03/01/28	78,000	75,527
3.900%, 03/15/43	122,000	92,591
4.050%, 03/15/42	150,000	117,992
5.200%, 06/01/34	449,000	438,362
5.250%, 03/15/30	116,000	116,671
5.450%, 03/01/35	27,000	26,735
5.700%, 03/01/53	65,000	60,742
5.875%, 12/01/53	336,000	322,320
5.900%, 03/01/55	75,000	72,221
5.950%, 02/01/38	91,000	91,583
Southern Co.
5.200%, 06/15/33	120,000	120,282
Southern Power Co.
4.950%, 12/15/46	214,000	187,723
5.150%, 09/15/41	100,000	94,234
Tucson Electric Power Co.
1.500%, 08/01/30	78,000	65,669
4.850%, 12/01/48	150,000	131,840
5.500%, 04/15/53	235,000	224,654
Union Electric Co.
5.200%, 04/01/34	137,000	137,881
5.250%, 04/15/35	170,000	171,351
5.250%, 01/15/54	89,000	83,312
5.450%, 03/15/53	140,000	135,288
Virginia Electric & Power Co.
2.450%, 12/15/50	250,000	141,426
5.650%, 03/15/55	160,000	157,184
5.700%, 08/15/53	91,000	89,645
Vistra Operations Co. LLC
3.700%, 01/30/27 (144A)	157,000	153,654
5.700%, 12/30/34 (144A)	175,000	174,087
6.000%, 04/15/34 (144A)	172,000	173,815
6.950%, 10/15/33 (144A)	114,000	122,454
Xcel Energy, Inc.
5.600%, 04/15/35	141,000	141,558
		21,421,756
Electronics — 0.0%
Honeywell International, Inc.
5.250%, 03/01/54	90,000	85,663
Entertainment — 0.0%
Warnermedia Holdings, Inc.
4.054%, 03/15/29	305,000	287,235
4.279%, 03/15/32 (a)	207,000	182,375
		469,610
BHFTI-185

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Environmental Control — 0.0%
Republic Services, Inc.
5.150%, 03/15/35	100,000	$100,607
Veralto Corp.
5.350%, 09/18/28	140,000	143,367
		243,974
Food — 0.3%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	366,000	360,164
J.M. Smucker Co.
6.200%, 11/15/33	80,000	85,188
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32	49,000	42,153
3.750%, 12/01/31	85,000	77,582
6.750%, 03/15/34	75,000	80,967
7.250%, 11/15/53	65,000	73,290
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
6.375%, 02/25/55 (144A) (a)	75,000	76,640
Kraft Heinz Foods Co.
4.625%, 10/01/39	60,000	54,402
Kroger Co.
5.000%, 09/15/34	30,000	29,318
5.400%, 07/15/40	141,000	138,760
5.500%, 09/15/54 (a)	30,000	28,298
5.650%, 09/15/64	196,000	185,087
Mars, Inc.
3.875%, 04/01/39 (144A)	80,000	69,089
4.450%, 03/01/27 (144A)	475,000	475,939
4.600%, 03/01/28 (144A)	315,000	316,267
5.000%, 03/01/32 (144A) (a)	140,000	140,605
5.200%, 03/01/35 (144A)	200,000	201,002
5.650%, 05/01/45 (144A)	248,000	248,540
5.700%, 05/01/55 (144A)	295,000	294,751
5.800%, 05/01/65 (144A)	130,000	130,314
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	251,000	223,687
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	71,727
		3,403,770
Gas — 0.1%
APA Infrastructure Ltd.
5.125%, 09/16/34 (144A)	107,000	104,364
NiSource, Inc.
6.950%, 5Y H15 + 2.451%, 11/30/54 (e)	120,000	121,666
Southern California Gas Co.
6.350%, 11/15/52	225,000	240,791
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	161,000	102,129
3.950%, 10/01/46	261,000	200,515
4.400%, 06/01/43	345,000	293,112
5.750%, 09/15/33	86,000	88,745
		1,151,322
Security Description	Principal Amount*	Value

Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	191,000	$195,942
6.400%, 04/15/33	77,000	79,930
		275,872
Healthcare-Products — 0.2%
Baxter International, Inc.
2.272%, 12/01/28	130,000	119,434
2.539%, 02/01/32 (a)	780,000	668,977
Boston Scientific Corp.
4.550%, 03/01/39	60,000	56,126
DH Europe Finance II SARL
3.250%, 11/15/39	85,000	67,440
Solventum Corp.
5.400%, 03/01/29	509,000	519,237
5.450%, 03/13/31	288,000	293,407
5.600%, 03/23/34 (a)	86,000	87,175
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34	338,000	336,822
5.500%, 02/19/35	213,000	216,761
		2,365,379
Healthcare-Services — 0.4%
Aetna, Inc.
4.750%, 03/15/44	133,000	112,802
6.750%, 12/15/37	50,000	53,794
AHS Hospital Corp.
5.024%, 07/01/45	110,000	105,220
Children's Hospital
2.928%, 07/15/50	100,000	64,142
CommonSpirit Health
2.782%, 10/01/30	70,000	62,948
3.910%, 10/01/50	65,000	47,984
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	77,465
Elevance Health, Inc.
4.625%, 05/15/42	178,000	157,013
4.650%, 01/15/43	111,000	97,782
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	171,328
HCA, Inc.
4.500%, 02/15/27	234,000	233,194
4.625%, 03/15/52	198,000	157,631
5.450%, 09/15/34	267,000	264,682
5.500%, 03/01/32	150,000	151,456
5.600%, 04/01/34	330,000	331,829
5.625%, 09/01/28 (a)	480,000	490,944
5.750%, 03/01/35	105,000	105,945
5.875%, 02/01/29 (a)	614,000	632,686
5.950%, 09/15/54 (a)	111,000	106,622
6.000%, 04/01/54	186,000	179,960
6.100%, 04/01/64	90,000	86,966
6.200%, 03/01/55	135,000	134,036
MyMichigan Health
3.409%, 06/01/50	40,000	28,268
BHFTI-186

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
NYU Langone Hospitals
3.380%, 07/01/55	90,000	$61,833
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	58,863
Quest Diagnostics, Inc.
5.000%, 12/15/34 (a)	244,000	240,191
UnitedHealth Group, Inc.
2.750%, 05/15/40	142,000	102,590
5.050%, 04/15/53 (a)	126,000	114,102
5.375%, 04/15/54	155,000	147,258
5.625%, 07/15/54	185,000	181,597
5.875%, 02/15/53	90,000	91,283
6.050%, 02/15/63	115,000	118,469
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	64,303
		5,035,186
Home Builders — 0.0%
MDC Holdings, Inc.
6.000%, 01/15/43	173,000	169,231
Insurance — 0.2%
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	360,213
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	185,000	142,408
F&G Annuities & Life, Inc.
6.500%, 06/04/29	35,000	35,627
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	77,124
5.875%, 06/10/27 (144A)	100,000	102,029
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	61,450
Hartford Insurance Group, Inc.
4.300%, 04/15/43	25,000	21,375
6.100%, 10/01/41	25,000	25,799
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	168,448
New York Life Global Funding
1.200%, 08/07/30 (144A)	111,000	93,483
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	107,000	78,834
4.450%, 05/15/69 (144A)	137,000	106,918
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A)	230,000	241,931
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	77,561
Principal Financial Group, Inc.
4.111%, 02/15/28 (144A)	121,000	118,911
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (a) (e)	115,000	117,120
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	81,226
6.850%, 12/16/39 (144A)	316,000	357,642
		2,268,099
Security Description	Principal Amount*	Value

Internet — 0.1%
Alphabet, Inc.
1.900%, 08/15/40	100,000	$66,978
Amazon.com, Inc.
2.700%, 06/03/60	93,000	54,061
3.875%, 08/22/37	177,000	159,127
3.950%, 04/13/52 (a)	142,000	113,160
Meta Platforms, Inc.
4.450%, 08/15/52	304,000	258,817
5.400%, 08/15/54	333,000	326,275
5.550%, 08/15/64	80,000	78,712
5.600%, 05/15/53	40,000	40,325
5.750%, 05/15/63	57,000	57,881
Netflix, Inc.
6.375%, 05/15/29	387,000	414,181
Uber Technologies, Inc.
4.300%, 01/15/30	186,000	182,666
4.500%, 08/15/29 (144A) (a)	236,000	231,833
4.800%, 09/15/34	40,000	38,848
5.350%, 09/15/54	36,000	33,628
		2,056,492
Lodging — 0.0%
Marriott International, Inc.
5.100%, 04/15/32	80,000	79,717
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.850%, 06/11/29	117,000	118,898
Otis Worldwide Corp.
2.565%, 02/15/30	195,000	176,487
		295,385
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	145,000	100,446
3.500%, 03/01/42	105,000	71,827
3.700%, 04/01/51	132,000	83,242
4.800%, 03/01/50	135,000	101,781
6.384%, 10/23/35	359,000	363,815
Comcast Corp.
2.887%, 11/01/51	1,077,000	656,832
2.937%, 11/01/56	769,000	451,826
3.200%, 07/15/36	422,000	348,831
3.250%, 11/01/39	115,000	89,302
Time Warner Cable LLC
5.875%, 11/15/40	275,000	252,137
6.550%, 05/01/37	252,000	249,964
		2,770,003
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.200%, 06/15/35	60,000	57,049
BHFTI-187

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Mining — 0.1%
BHP Billiton Finance USA Ltd.
5.125%, 02/21/32	65,000	$65,699
Freeport-McMoRan, Inc.
5.450%, 03/15/43	170,000	159,400
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	175,998
5.186%, 04/01/30 (144A)	80,000	80,516
5.634%, 04/04/34 (144A)	80,000	80,335
5.673%, 04/01/35 (144A)	330,000	331,123
6.375%, 10/06/30 (144A)	201,000	213,096
		1,106,167
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.150%, 11/02/42	200,000	171,572
5.800%, 03/15/37	100,000	103,837
		275,409
Oil & Gas — 0.5%
Antero Resources Corp.
5.375%, 03/01/30 (144A) (a)	227,000	222,870
BG Energy Capital PLC
5.125%, 10/15/41 (144A)	200,000	190,066
BP Capital Markets America, Inc.
4.812%, 02/13/33	180,000	176,986
Canadian Natural Resources Ltd.
5.000%, 12/15/29 (144A)	145,000	144,924
ConocoPhillips Co.
4.700%, 01/15/30 (a)	70,000	70,426
5.000%, 01/15/35 (a)	70,000	69,298
5.500%, 01/15/55	85,000	82,146
5.700%, 09/15/63	231,000	224,805
Coterra Energy, Inc.
5.400%, 02/15/35 (a)	200,000	196,831
5.900%, 02/15/55	255,000	242,618
Devon Energy Corp.
5.750%, 09/15/54 (a)	85,000	77,811
Diamondback Energy, Inc.
5.750%, 04/18/54	264,000	248,889
Eni SpA
5.700%, 10/01/40 (144A)	150,000	144,854
5.950%, 05/15/54 (144A)	200,000	195,604
Expand Energy Corp.
4.750%, 02/01/32	250,000	236,461
5.375%, 03/15/30	595,000	590,649
Exxon Mobil Corp.
2.995%, 08/16/39	170,000	132,406
Hess Corp.
5.600%, 02/15/41	329,000	329,834
6.000%, 01/15/40	89,000	94,496
Marathon Petroleum Corp.
4.750%, 09/15/44	53,000	44,488
Occidental Petroleum Corp.
3.500%, 08/15/29	153,000	142,339
4.625%, 06/15/45	164,000	124,625
5.200%, 08/01/29	30,000	29,980
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Occidental Petroleum Corp.
5.375%, 01/01/32	66,000	$65,017
Ovintiv, Inc.
6.250%, 07/15/33	111,000	114,652
Petroleos Mexicanos
6.500%, 03/13/27	252,000	246,546
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,156,000	1,007,153
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	254,000	230,222
TotalEnergies Capital International SA
2.986%, 06/29/41	519,000	378,384
TotalEnergies Capital SA
5.275%, 09/10/54 (a)	80,000	75,397
5.488%, 04/05/54	104,000	100,624
5.638%, 04/05/64	89,000	86,906
		6,318,307
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30 (144A)	110,000	110,882
5.500%, 03/17/35 (144A)	175,000	175,592
Berry Global, Inc.
5.650%, 01/15/34	117,000	118,703
5.800%, 06/15/31	253,000	262,858
Packaging Corp. of America
4.050%, 12/15/49	35,000	26,780
Sonoco Products Co.
4.600%, 09/01/29	138,000	135,999
5.000%, 09/01/34	222,000	212,320
		1,043,134
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.050%, 11/21/39	456,000	399,889
4.250%, 11/21/49	320,000	265,111
4.400%, 11/06/42	340,000	300,187
4.625%, 10/01/42	188,000	170,898
4.800%, 03/15/29	191,000	193,425
5.050%, 03/15/34	94,000	94,666
5.500%, 03/15/64 (a)	36,000	35,419
5.600%, 03/15/55	40,000	40,482
Bristol-Myers Squibb Co.
3.700%, 03/15/52	38,000	28,036
3.900%, 03/15/62	97,000	70,222
4.550%, 02/20/48	150,000	129,492
5.200%, 02/22/34 (a)	43,000	43,750
5.550%, 02/22/54	282,000	277,909
5.650%, 02/22/64	228,000	223,391
6.250%, 11/15/53 (a)	322,000	345,722
Cardinal Health, Inc.
5.750%, 11/15/54	60,000	58,775
Cencora, Inc.
2.700%, 03/15/31	457,000	406,523
4.250%, 03/01/45	94,000	77,223
4.850%, 12/15/29	25,000	25,124
BHFTI-188

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cencora, Inc.
5.150%, 02/15/35	125,000	$124,987
CVS Health Corp.
4.125%, 04/01/40	238,000	193,529
4.780%, 03/25/38	241,000	216,237
5.875%, 06/01/53 (a)	157,000	148,211
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	216,662	209,401
5.880%, 01/10/28	148,466	150,263
8.353%, 07/10/31 (144A)	95,754	104,463
Merck & Co., Inc.
5.150%, 05/17/63	45,000	41,899
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	258,000	255,164
5.300%, 05/19/53	377,000	357,951
5.340%, 05/19/63	264,000	245,793
Takeda Pharmaceutical Co. Ltd.
3.175%, 07/09/50	200,000	131,423
Zoetis, Inc.
2.000%, 05/15/30	393,000	345,559
		5,711,124
Pipelines — 0.7%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	136,103
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	138,000	131,778
Cheniere Energy Partners LP
3.250%, 01/31/32	163,000	143,447
4.500%, 10/01/29	734,000	713,915
5.750%, 08/15/34	90,000	91,274
Cheniere Energy, Inc.
4.625%, 10/15/28	201,000	198,849
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	26,000	25,688
6.042%, 08/15/28 (144A) (a)	134,000	138,595
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A)	335,000	331,158
5.927%, 08/15/30 (144A)	63,000	65,465
5.962%, 02/15/55 (144A)	140,000	135,691
6.036%, 11/15/33 (144A)	244,000	251,921
DT Midstream, Inc.
4.300%, 04/15/32 (144A) (a)	160,000	148,542
Eastern Energy Gas Holdings LLC
5.650%, 10/15/54	201,000	194,051
5.800%, 01/15/35	105,000	108,378
6.200%, 01/15/55 (a)	40,000	41,830
Enbridge, Inc.
5.625%, 04/05/34	150,000	152,377
8.250%, 5Y H15 + 3.785%, 01/15/84 (e)	238,000	250,639
Energy Transfer LP
4.150%, 09/15/29	90,000	87,620
4.950%, 01/15/43	150,000	129,650
5.600%, 09/01/34 (a)	115,000	115,199
5.700%, 04/01/35 (a)	358,000	360,648
6.000%, 02/01/29 (144A)	633,000	643,628
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer LP
6.400%, 12/01/30	151,000	$160,921
7.375%, 02/01/31 (144A)	106,000	111,292
Enterprise Products Operating LLC
5.550%, 02/16/55	142,000	137,921
EQM Midstream Partners LP
4.750%, 01/15/31 (144A)	322,000	309,704
Flex Intermediate Holdco LLC
4.317%, 12/30/39 (144A)	60,000	47,393
Gray Oak Pipeline LLC
3.450%, 10/15/27 (144A)	170,000	163,886
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	249,000	211,902
5.000%, 08/15/42	170,000	151,553
6.375%, 03/01/41	110,000	113,200
MPLX LP
5.400%, 04/01/35	70,000	68,780
5.500%, 06/01/34	282,000	280,956
5.950%, 04/01/55	40,000	38,546
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	228,000	227,458
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	81,000	54,113
4.300%, 01/15/49 (144A)	44,000	35,339
ONEOK Partners LP
6.650%, 10/01/36	140,000	151,073
ONEOK, Inc.
4.750%, 10/15/31	50,000	49,004
5.050%, 04/01/45	51,000	44,161
5.375%, 06/01/29 (a)	125,000	126,868
5.600%, 04/01/44	188,000	174,918
5.625%, 01/15/28 (144A)	53,000	53,892
Plains All American Pipeline LP
5.950%, 06/15/35	80,000	81,538
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	192,000	189,840
4.500%, 05/15/30	190,000	186,506
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	114,000	114,047
5.026%, 10/01/29 (144A)	265,000	262,946
TransCanada PipeLines Ltd.
6.100%, 06/01/40	62,000	63,777
6.200%, 10/15/37	130,000	134,535
Transcanada Trust
5.875%, 08/15/76	107,000	106,256
Williams Cos., Inc.
4.800%, 11/15/29	361,000	361,958
5.300%, 08/15/28	359,000	366,732
5.600%, 03/15/35	60,000	61,151
6.000%, 03/15/55	255,000	256,936
		9,495,548
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52	115,000	78,591
4.000%, 02/01/50	111,000	82,555
BHFTI-189

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
1.875%, 10/15/30	130,000	$111,202
5.200%, 02/15/29	382,000	388,101
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	154,790
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	74,283
COPT Defense Properties LP
2.750%, 04/15/31	132,000	114,371
Crown Castle, Inc.
5.600%, 06/01/29	560,000	572,274
DOC Dr. LLC
2.625%, 11/01/31	55,000	47,590
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	249,000	253,733
Essex Portfolio LP
1.700%, 03/01/28	170,000	156,450
2.650%, 03/15/32	120,000	102,659
Extra Space Storage LP
4.000%, 06/15/29	311,000	300,712
5.500%, 07/01/30	200,000	205,068
5.900%, 01/15/31	201,000	209,362
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	106,882
Healthcare Realty Holdings LP
3.100%, 02/15/30	200,000	183,515
Healthpeak OP LLC
3.500%, 07/15/29	118,000	111,950
5.375%, 02/15/35	80,000	79,722
NNN REIT, Inc.
3.000%, 04/15/52	50,000	30,250
3.100%, 04/15/50	155,000	97,114
3.500%, 04/15/51	105,000	70,691
5.600%, 10/15/33	100,000	101,380
Realty Income Corp.
3.250%, 01/15/31	185,000	169,967
5.375%, 09/01/54	44,000	42,110
Regency Centers LP
2.950%, 09/15/29	480,000	447,262
Sabra Health Care LP
3.200%, 12/01/31	90,000	78,159
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	143,608
UDR, Inc.
3.500%, 01/15/28	100,000	97,009
4.400%, 01/26/29	218,000	215,998
5.125%, 09/01/34	178,000	174,780
Ventas Realty LP
3.000%, 01/15/30	360,000	330,588
4.000%, 03/01/28	44,000	43,253
4.875%, 04/15/49	88,000	77,162
WP Carey, Inc.
2.250%, 04/01/33	135,000	108,372
		5,561,513
Security Description	Principal Amount*	Value

Retail — 0.0%
Home Depot, Inc.
3.300%, 04/15/40	329,000	$260,775
4.850%, 06/25/31	147,000	148,968
5.300%, 06/25/54	44,000	42,498
Lowe's Cos., Inc.
2.800%, 09/15/41	100,000	69,200
McDonald's Corp.
3.625%, 09/01/49	140,000	102,141
6.300%, 10/15/37	30,000	32,768
		656,350
Savings & Loans — 0.0%
Nationwide Building Society
3.960%, 07/18/30 (144A) (e)	200,000	192,343
5.127%, 07/29/29 (144A)	275,000	278,397
		470,740
Semiconductors — 0.3%
Advanced Micro Devices, Inc.
4.393%, 06/01/52	85,000	72,188
Broadcom, Inc.
3.187%, 11/15/36 (144A)	120,000	98,495
3.419%, 04/15/33 (144A)	906,000	806,665
3.469%, 04/15/34 (144A)	320,000	281,682
3.750%, 02/15/51 (144A)	10,000	7,479
4.550%, 02/15/32	152,000	148,307
5.050%, 07/12/29	200,000	202,778
Intel Corp.
3.050%, 08/12/51	55,000	32,338
3.250%, 11/15/49	55,000	34,507
3.734%, 12/08/47	35,000	24,397
KLA Corp.
3.300%, 03/01/50	100,000	69,407
4.950%, 07/15/52 (a)	80,000	73,286
Marvell Technology, Inc.
2.950%, 04/15/31	430,000	383,739
5.750%, 02/15/29	366,000	377,204
Microchip Technology, Inc.
5.050%, 02/15/30	125,000	124,809
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33	200,000	196,919
Texas Instruments, Inc.
5.000%, 03/14/53 (a)	109,000	101,625
5.050%, 05/18/63	262,000	240,114
5.150%, 02/08/54 (a)	115,000	109,100
Xilinx, Inc.
2.375%, 06/01/30	114,000	102,697
		3,487,736
Software — 0.3%
Cadence Design Systems, Inc.
4.700%, 09/10/34	425,000	414,966
Electronic Arts, Inc.
1.850%, 02/15/31	149,000	126,667
2.950%, 02/15/51	79,000	50,109
BHFTI-190

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Fiserv, Inc.
4.400%, 07/01/49	60,000	$49,445
Microsoft Corp.
2.500%, 09/15/50	299,000	185,749
2.525%, 06/01/50	80,000	50,114
Oracle Corp.
3.600%, 04/01/40	320,000	251,689
3.600%, 04/01/50	401,000	278,602
3.800%, 11/15/37 (a)	130,000	109,530
4.000%, 11/15/47	71,000	53,826
4.375%, 05/15/55	140,000	109,103
4.900%, 02/06/33	100,000	98,327
5.375%, 09/27/54	70,000	63,836
5.550%, 02/06/53	6,000	5,608
6.000%, 08/03/55	225,000	224,714
Roper Technologies, Inc.
2.950%, 09/15/29	198,000	184,204
4.500%, 10/15/29	97,000	96,405
4.750%, 02/15/32	53,000	52,413
Salesforce, Inc.
2.700%, 07/15/41	150,000	107,030
Synopsys, Inc.
4.850%, 04/01/30	150,000	150,987
5.150%, 04/01/35	77,000	77,405
5.700%, 04/01/55	85,000	84,398
Take-Two Interactive Software, Inc.
4.950%, 03/28/28	43,000	43,415
5.400%, 06/12/29	214,000	219,334
5.600%, 06/12/34	356,000	363,715
		3,451,591
Telecommunications — 0.4%
AT&T, Inc.
2.250%, 02/01/32	300,000	253,028
2.550%, 12/01/33	268,000	219,721
3.500%, 06/01/41 (a)	428,000	330,220
3.500%, 09/15/53	115,000	78,417
3.550%, 09/15/55	1,030,000	698,036
3.800%, 12/01/57	111,000	77,924
Rogers Communications, Inc.
3.800%, 03/15/32	231,000	209,703
Sprint Capital Corp.
6.875%, 11/15/28	90,000	96,082
T-Mobile USA, Inc.
2.625%, 02/15/29	742,000	686,793
3.300%, 02/15/51	170,000	113,481
3.875%, 04/15/30	236,000	226,240
5.125%, 05/15/32 (a)	175,000	176,101
Verizon Communications, Inc.
1.750%, 01/20/31	690,000	583,468
4.016%, 12/03/29	667,000	648,918
5.050%, 05/09/33	200,000	200,889
Vodafone Group PLC
5.750%, 06/28/54 (a)	184,000	175,613
		4,774,634
Security Description	Principal Amount*	Value

Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	108,000	$89,878
5.200%, 04/15/54	275,000	261,750
5.500%, 03/15/55	183,000	182,311
Canadian Pacific Railway Co.
4.300%, 05/15/43	236,000	202,258
4.700%, 05/01/48	258,000	226,440
CSX Corp.
6.150%, 05/01/37	60,000	64,815
FedEx Corp.
3.250%, 05/15/41 (144A)	89,000	63,269
Norfolk Southern Corp.
2.900%, 08/25/51	285,000	178,381
3.050%, 05/15/50	116,000	75,843
5.950%, 03/15/64 (a)	91,000	93,771
Union Pacific Corp.
3.550%, 08/15/39	78,000	64,667
4.100%, 09/15/67	70,000	52,109
		1,555,492
Total Corporate Bonds & Notes (Cost $160,221,638)		158,819,671

U.S. Treasury & Government Agencies—6.8%
Agency Sponsored Mortgage-Backed — 3.3%
Federal Home Loan Mortgage Corp.
2.500%, 11/01/49	625,916	526,482
3.000%, 02/01/52	340,079	294,897
3.700%, 06/01/34	741,181	693,460
4.000%, 12/01/47	139,252	131,326
4.500%, 06/01/48	153,843	149,866
5.000%, 12/01/48	77,890	77,638
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
8.590%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	568,035	578,946
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660%, 01/25/31	485,000	488,709
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	17,769
3.000%, 07/25/49	208,019	185,420
4.500%, 10/15/41	731,613	701,658
5.000%, 02/15/40	117,000	113,667
5.500%, 03/15/37	122,049	127,471
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	721,881	605,333
3.250%, 06/25/57 (f)	718,111	647,925
3.250%, 11/25/61	319,959	275,546
3.500%, 05/25/57	330,198	303,451
3.500%, 06/25/57	333,719	305,974
3.500%, 03/25/58	458,553	439,028
3.500%, 07/25/58	349,817	312,060
Federal National Mortgage Association
1.500%, 01/01/31	500,000	425,629
1.800%, 10/01/33	500,000	409,229
BHFTI-191

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
1.930%, 11/01/31	900,000	$767,317
1.960%, 09/01/33	750,000	609,805
2.140%, 12/01/33	439,233	369,439
2.160%, 12/01/33	500,000	416,483
2.500%, 09/01/51	445,156	370,470
2.500%, 07/01/61	341,782	276,414
2.500%, 09/01/61	1,780,999	1,440,359
2.500%, 03/01/62	518,795	419,568
2.580%, 03/01/32	498,686	442,310
2.600%, 10/01/31	347,451	312,788
2.770%, 08/01/33	921,000	806,759
3.000%, 01/01/52	549,079	476,407
3.000%, 03/01/61	632,421	545,019
3.230%, 01/01/30	438,369	418,476
3.330%, 04/01/35	455,873	416,263
3.500%, 03/01/61	309,548	274,199
3.500%, 09/01/61	746,038	660,864
3.500%, 03/01/62	575,429	514,196
3.500%, 06/01/62	527,323	467,120
3.510%, 09/01/32	300,000	279,327
3.540%, 11/01/32	600,000	560,810
3.620%, 05/01/32	953,292	903,565
3.680%, 09/01/32	613,000	579,215
3.800%, 09/01/32	720,672	685,143
3.810%, 10/01/32	790,000	752,942
3.870%, 06/01/37	764,000	702,218
4.000%, 06/01/46	369,504	350,860
4.000%, 11/01/47	179,825	169,448
4.000%, 12/01/47	301,730	284,362
4.000%, 01/01/48	266,533	252,411
4.000%, 09/01/48	87,430	82,388
4.000%, 06/01/52	411,951	385,181
4.000%, 08/01/59	506,948	471,260
4.000%, 12/01/61	777,310	718,803
4.500%, 04/01/39	63,090	61,930
4.500%, 12/01/40	94,217	92,900
4.500%, 05/01/48	41,590	40,445
4.500%, 06/01/48	69,946	68,007
4.500%, 07/01/48	8,478	8,241
4.500%, 01/01/49	160,240	157,139
4.500%, 06/01/49	96,760	93,661
4.500%, 08/01/58	499,576	479,233
4.500%, 06/01/62	459,468	440,708
4.680%, 10/01/29	800,000	808,747
4.970%, 12/01/30	539,113	551,214
5.000%, 07/01/44	246,248	249,444
5.000%, 06/01/48	40,556	40,517
5.000%, 07/01/48	113,568	114,827
5.000%, 08/01/48	180,251	180,043
5.000%, 10/01/48	109,406	108,747
5.000%, 01/01/49	214,510	214,777
5.000%, 03/01/53	427,214	420,397
5.000%, 01/01/55	298,749	294,540
Federal National Mortgage Association REMICS
2.000%, 08/25/42	165,511	156,115
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association REMICS
3.500%, 06/25/46	88,979	$86,042
3.500%, 05/25/49	377,797	344,250
4.000%, 04/25/42	130,358	126,057
4.000%, 05/25/43	55,671	55,331
5.000%, 04/25/37	23,169	23,002
5.000%, 07/25/39	250,000	250,233
5.000%, 05/25/40	65,000	63,909
6.000%, 01/25/34	70,187	73,231
Federal National Mortgage Association Trust
5.620%, 11/25/33	164,088	163,632
Federal National Mortgage Association-ACES
0.750%, 09/25/28	142,951	134,793
1.000%, 11/25/33	102,700	101,765
1.200%, 10/25/30	68,523	64,394
1.707%, 11/25/31 (e)	1,000,000	844,964
1.820%, 10/25/30 (e) (g)	1,109,025	50,337
1.907%, 11/25/33 (e) (g)	7,834,977	545,227
1.946%, 07/25/30 (e) (g)	1,866,398	109,380
2.594%, 06/25/32 (e)	966,000	854,491
3.751%, 08/25/32 (e)	800,000	763,336
FREMF Mortgage Trust
3.530%, 12/25/51 (144A) (e)	500,000	467,533
Government National Mortgage Association
2.500%, 08/20/51	378,511	323,005
2.500%, 10/20/51	104,380	89,073
3.000%, 12/20/51	438,472	399,035
3.000%, 03/20/52	727,156	642,846
3.500%, 02/20/52	475,725	434,284
4.000%, 10/20/49	206,996	195,662
4.000%, 01/20/52	331,373	306,199
4.250%, 07/20/47	570,672	543,027
4.250%, 12/20/48	494,549	466,189
4.500%, 07/15/39	176,456	171,781
4.500%, 05/20/48	52,758	50,579
4.500%, 06/20/48	667,287	644,622
4.500%, 12/20/48	247,608	238,243
4.500%, 07/20/49	185,439	178,745
4.500%, 09/20/49	375,887	366,898
5.000%, 07/20/48	72,867	71,788
5.000%, 12/20/48	214,676	213,953
5.000%, 03/20/49	507,022	506,067
5.000%, 05/20/49	528,091	533,323
5.000%, 06/20/52	1,163,871	1,147,309
5.500%, 07/20/53	623,965	627,857
6.000%, 04/20/53	427,957	440,783
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,543	12,185
3.500%, 10/20/48	322,385	301,753
3.500%, 04/20/49	280,976	260,503
4.500%, 04/20/53	716,426	700,630
5.500%, 02/20/37	60,984	61,581
5.500%, 04/16/37	61,494	62,560
5.500%, 11/16/39	200,000	199,678
6.000%, 04/17/34	33,521	33,888
		44,921,258
BHFTI-192

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Asset-Backed Securities—1.4%
Security Description	Principal Amount*/ Shares	Value

U.S. Treasury — 3.5%
U.S. Treasury Bonds
1.250%, 05/15/50	831,000	$412,611
1.375%, 08/15/50	135,000	68,792
1.875%, 02/15/51	2,298,000	1,332,481
1.875%, 11/15/51	845,000	486,040
2.000%, 02/15/50	367,000	222,064
2.000%, 08/15/51	500,000	297,774
2.250%, 08/15/46	236,000	158,729
2.250%, 08/15/49	115,000	74,184
2.375%, 02/15/42	625,000	463,867
2.375%, 11/15/49	570,000	377,068
2.375%, 05/15/51	175,000	114,440
2.750%, 08/15/42	1,600,000	1,249,188
2.875%, 05/15/43	1,000,000	787,539
2.875%, 05/15/52	3,155,000	2,290,703
3.000%, 11/15/44	2,634,000	2,075,304
3.000%, 02/15/47	65,000	50,065
3.000%, 08/15/48	5,000	3,797
3.125%, 02/15/43	235,000	192,874
3.250%, 05/15/42	1,400,000	1,182,945
3.625%, 08/15/43	960,000	843,900
3.750%, 11/15/43	452,000	403,551
3.875%, 08/15/40	410,000	383,398
3.875%, 05/15/43	265,000	241,895
4.250%, 02/15/54	228,000	214,819
4.250%, 08/15/54	103,000	97,222
4.500%, 11/15/54	893,000	879,884
U.S. Treasury Notes
1.625%, 05/15/31	610,000	530,867
2.875%, 04/30/29	6,725,000	6,460,991
3.875%, 08/15/34	1,705,000	1,661,842
4.000%, 02/15/34	1,585,000	1,563,454
4.125%, 03/31/29	1,000,000	1,007,305
4.250%, 11/15/34	1,185,000	1,188,518
4.375%, 11/30/30	10,260,000	10,447,165
4.500%, 12/31/31	310,000	317,786
4.625%, 02/15/35	7,040,000	7,273,200
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/31	665,000	521,786
Zero Coupon, 11/15/40	720,000	345,676
Zero Coupon, 02/15/41	462,776	219,024
		46,442,748
Total U.S. Treasury & Government Agencies (Cost $98,255,796)		91,364,006

Mutual Funds—2.0%
Investment Company Securities — 2.0%
SPDR Bloomberg High Yield Bond ETF (a) (Cost $26,026,669)	288,648	27,508,155

Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 0.5%
Bridgecrest Lending Auto Securitization Trust
5.700%, 07/16/29	438,000	$444,165
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	440,000	445,296
Credit Acceptance Auto Loan Trust
6.700%, 10/16/34 (144A)	500,000	519,636
8.450%, 02/15/33 (144A)	600,000	615,304
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	685,000	690,857
Exeter Automobile Receivables Trust
5.980%, 12/15/28	600,000	605,237
6.760%, 09/15/28	700,000	709,732
Flagship Credit Auto Trust
7.710%, 10/16/28 (144A)	600,000	611,279
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	500,000	496,689
Santander Drive Auto Receivables Trust
5.670%, 12/16/30	800,000	808,779
5.690%, 02/18/31	800,000	811,067
		6,758,041
Asset-Backed - Credit Card — 0.1%
Continental Finance Credit Card ABS Master Trust
6.190%, 10/15/30 (144A)	575,000	577,206
Asset-Backed - Other — 0.8%
American Homes 4 Rent Trust
4.691%, 10/17/52 (144A)	100,000	99,676
Bridge Trust
4.450%, 11/17/37 (144A)	700,000	693,926
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	104,968	104,304
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	127,238	119,149
CoreVest American Finance Ltd.
3.163%, 10/15/52 (144A)	650,000	600,932
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	1,250,000	1,228,680
4.500%, 07/17/38 (144A)	496,000	490,073
4.500%, 07/17/39 (144A)	750,000	730,291
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	376,291
3.850%, 10/25/26 (144A) (e)	360,000	340,200
4.450%, 01/25/26 (144A) (e)	500,000	487,747
6.190%, 04/25/27 (144A)	400,000	400,142
Lendmark Funding Trust
5.600%, 05/20/33 (144A)	500,000	502,734
6.160%, 05/20/33 (144A)	260,000	263,194
6.600%, 07/20/32 (144A)	700,000	707,457
MVW LLC
6.540%, 10/20/40 (144A)	412,747	419,050
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	109,478	105,484
3.844%, 12/25/25 (144A)	124,657	123,144
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	168,653	168,527
BHFTI-193

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value
Asset-Backed - Other—(Continued)
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	$731,414
5.200%, 04/17/39 (144A)	330,000	324,009
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	212,523
Sierra Timeshare Receivables Funding LLC
3.940%, 10/20/38 (144A)	47,313	46,453
6.280%, 04/20/40 (144A)	103,830	106,398
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	514,856
VM Debt Trust
7.460%, 07/18/27	499,794	476,777
VOLT CI LLC
4.992%, 05/25/51 (144A) (f)	65,463	65,444
VOLT XCII LLC
5.893%, 02/27/51 (144A) (f)	18,763	18,759
VOLT XCIV LLC
6.240%, 02/27/51 (144A) (f)	175,179	175,258
VOLT XCVI LLC
6.116%, 03/27/51 (144A) (f)	220,637	220,664
VOLT XCVII LLC
6.240%, 04/25/51 (144A) (f)	72,634	72,689
		10,926,245
Total Asset-Backed Securities (Cost $17,956,828)		18,261,492

Convertible Preferred Stocks—0.9%
Banks — 0.9%
Bank of America Corp.- Series L, 7.250% (Cost $10,964,822)	9,341	11,532,118

Preferred Stocks—0.4%
Electric Utilities — 0.4%
NextEra Energy, Inc., 6.926%, 09/01/25 (Cost $5,862,218)	120,740	4,905,666

Mortgage-Backed Securities—0.3%
Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	452,612	422,484
PRPM LLC
4.000%, 11/25/53 (144A) (f)	193,588	190,167
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	509,030	439,340
VM Master Issuer LLC
6.163%, 05/24/25 (144A) (f)	298,758	292,980
		1,344,971
Commercial Mortgage-Backed Securities — 0.2%
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	597,687
Security Description	Principal Amount*/ Shares	Value
Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Trust
3.805%, 10/10/35 (144A) (e)	440,000	$426,893
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,193,284
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	717,047	615,284
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	335,001
		3,168,149
Total Mortgage-Backed Securities (Cost $4,990,380)		4,513,120

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	156,710

Short-Term Investments—14.0%
Mutual Funds—0.0%
State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund, 4.174% (h)	28,453	28,453

Repurchase Agreement—11.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $160,455,037; collateralized by U.S. Treasury Notes at 4.625%, maturing 06/30/26, with a market value of $163,649,393	160,440,553	160,440,553
U.S. Treasury—2.1%
U.S. Treasury Bills
4.130%, 08/07/25 (i) (j)	400,000	394,082
4.190%, 04/03/25 (j)	745,000	744,824
4.297%, 05/08/25 (j) (k)	27,000,000	26,882,479
		28,021,385
Total Short-Term Investments (Cost $188,488,717)		188,490,391

Securities Lending Reinvestments (l)—4.1%
Repurchase Agreements—2.0%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $500,061; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $510,593	500,000	500,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $3,015,365; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $3,075,672	3,015,000	3,015,000
BHFTI-194

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.340%, due on 04/01/25 with a maturity value of $5,000,603; collateralized by U.S. Treasury Obligations with rates ranging from 2.750% - 4.000%, maturity dates ranging from 02/15/28 - 07/31/29, and an aggregate market value of $5,100,001	5,000,000	$5,000,000
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $2,050,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $2,040,200	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $1,000,125; collateralized by various Common Stock with an aggregate market value of $1,115,118	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $3,202,775; collateralized by various Common Stock with an aggregate market value of $3,568,330	3,200,000	3,200,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $4,940,598; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $5,039,410	4,940,000	4,940,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $204,000	200,000	200,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $5,500,677; collateralized by various Common Stock with an aggregate market value of $6,050,746	5,500,000	5,500,000
		27,355,000
Time Deposit—0.2%
Banco Santander SA
4.320%, 04/01/25	2,271,268	2,271,268

Mutual Funds—1.9%
Allspring Government Money Market Fund, Select Class, 4.270% (h)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (h)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (h)	5,000,000	5,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (h)	3,000,000	$3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (h)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (h)	3,000,000	3,000,000
		25,000,000
Total Securities Lending Reinvestments (Cost $54,626,268)		54,626,268
Total Investments—102.4% (Cost $1,301,210,947)		1,374,918,990
Other assets and liabilities (net)—(2.4)%		(32,210,261)
Net Assets—100.0%		$1,342,708,729

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $78,626,166 and the collateral received consisted of cash in the amount of $54,626,268 and non-cash collateral with a value of $26,186,892. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Interest only security.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $394,082.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $20,235,537.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
BHFTI-195

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$115,159,733, which is 8.6% of net assets.

Country Diversification as of March 31, 2025 (Unaudited)	% of Net Assets
United States	53.9
Germany	3.8
China	3.4
United Kingdom	3.2
France	3.1
Japan	3.0
Spain	1.9
South Korea	1.3
Taiwan	1.0
Australia	1.0

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,760,099	SSBT	04/29/25	USD	1,963,414	$32,506
EUR	703,233	CBNA	04/29/25	USD	767,965	(6,453)
EUR	1,134,607	CBNA	04/29/25	USD	1,191,773	36,862
EUR	1,412,437	CBNA	04/29/25	USD	1,486,208	43,282
EUR	1,263,157	RBC	04/29/25	USD	1,374,894	(7,055)
EUR	6,903,563	SSBT	04/29/25	USD	7,535,196	(59,515)
EUR	1,894,776	SSBT	04/29/25	USD	1,994,204	57,597
HKD	27,253,183	RBC	04/29/25	USD	3,505,463	(325)
JPY	213,560,000	SSBT	04/30/25	USD	1,421,447	6,858

Contracts to Deliver
AUD	6,870,772	RBC	04/29/25	USD	4,344,767	50,625
CHF	1,760,099	CBNA	04/29/25	USD	1,940,363	(55,558)
EUR	1,490,046	CBNA	04/29/25	USD	1,613,106	(425)
EUR	1,419,627	RBC	04/29/25	USD	1,481,117	(56,159)
EUR	2,234,677	RBC	04/29/25	USD	2,435,773	15,903
EUR	1,849,384	RBC	04/29/25	USD	2,024,145	21,498
EUR	5,688,694	SSBT	04/29/25	USD	5,994,588	(165,544)
EUR	1,354,187	SSBT	04/29/25	USD	1,467,710	1,298
JPY	720,250,146	SSBT	04/30/25	USD	4,670,683	(146,401)
Net Unrealized Depreciation						$(231,006)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/16/25	890	AUD	100,267,071	$290,171
Euro-BTP Futures	06/06/25	445	EUR	52,296,400	(388,066)
FTSE 100 Index Futures	06/20/25	63	GBP	5,412,960	(101,914)
Hang Seng Index Futures	04/29/25	84	HKD	97,280,400	(215,011)
S&P 500 Equal Weight Index E-Mini Futures	06/20/25	93	USD	13,145,550	(105,090)
S&P 500 Index E-Mini Futures	06/20/25	357	USD	100,910,512	(687,403)
BHFTI-196

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
TOPIX Index Futures	06/12/25	103	JPY	2,741,860,000	$(138,928)
U.S. Treasury Long Bond Futures	06/18/25	48	USD	5,629,500	(18,384)
U.S. Treasury Note 2 Year Futures	06/30/25	48	USD	9,944,250	26,658
U.S. Treasury Note 10 Year Futures	06/18/25	660	USD	73,404,375	352,090
U.S. Treasury Ultra Long Bond Futures	06/18/25	22	USD	2,689,500	(23,578)

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/20/25	(32)	EUR	(1,660,480)	82,834
Japanese Government Bond 10 Year Futures	06/13/25	(41)	JPY	(5,674,400,000)	(54,821)
MSCI Emerging Markets Index Mini Futures	06/20/25	(58)	USD	(3,221,320)	121,382
Russell 2000 Index E-Mini Futures	06/20/25	(66)	USD	(6,689,430)	111,587
SPI 200 Index Futures	06/19/25	(56)	AUD	(11,027,800)	(7,934)
U.S. Treasury Note 2 Year Futures	06/30/25	(598)	USD	(123,888,782)	(483,604)
U.S. Treasury Note 5 Year Futures	06/30/25	(64)	USD	(6,922,000)	(37,108)
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	(60)	USD	(6,847,500)	(25,197)
Net Unrealized Depreciation					$(1,302,316)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.704%	Annually	04/05/35	USD	124,710,000	$(658,765)	$(119,138)	$(539,627)
Pay	12M SOFR	Annually	3.776%	Annually	01/25/35	USD	85,330,000	88,629	(6,363)	94,992
Pay	12M SOFR	Annually	3.891%	Annually	09/10/35	USD	65,000,000	648,315	(42,746)	691,061
Pay	12M SOFR	Annually	4.068%	Annually	06/29/35	USD	78,100,000	1,962,064	(95,067)	2,057,131
Pay	12M SOFR	Annually	4.165%	Annually	06/29/35	USD	45,900,000	1,535,745	(46,997)	1,582,742
Totals								$3,575,988	$(310,311)	$3,886,299
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,421,377	$8,541,668	$—	$10,963,045
Air Freight & Logistics	850,548	—	—	850,548
Automobile Components	353,018	3,810,815	—	4,163,833
Automobiles	1,859,991	2,481,220	—	4,341,211
Banks	18,314,908	29,937,532	0	48,252,440
Beverages	4,644,518	8,821,572	—	13,466,090
Biotechnology	11,676,430	—	—	11,676,430
Broadline Retail	18,878,390	3,690,798	—	22,569,188
Building Products	3,267,930	761,833	—	4,029,763
Capital Markets	15,139,355	18,036,250	—	33,175,605
Chemicals	6,082,990	4,752,335	—	10,835,325
Commercial Services & Supplies	810,482	—	—	810,482
Communications Equipment	672,780	—	—	672,780
Construction & Engineering	1,459,492	1,868,858	—	3,328,350
Construction Materials	1,009,927	—	—	1,009,927
Consumer Finance	2,238,721	—	—	2,238,721
Consumer Staples Distribution & Retail	1,457,851	4,403,598	—	5,861,449
Containers & Packaging	2,592,742	—	—	2,592,742
Distributors	329,811	—	—	329,811
BHFTI-197

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Diversified Consumer Services	$366,764	$—	$—	$366,764
Diversified Telecommunication Services	747,125	6,533,721	—	7,280,846
Electric Utilities	9,614,514	4,021,294	—	13,635,808
Electrical Equipment	2,513,098	2,092,802	—	4,605,900
Electronic Equipment, Instruments & Components	1,082,982	5,194,721	—	6,277,703
Energy Equipment & Services	3,945,134	—	—	3,945,134
Entertainment	6,122,447	1,334,991	—	7,457,438
Financial Services	13,690,476	—	—	13,690,476
Food Products	631,020	6,195,295	—	6,826,315
Ground Transportation	2,702,575	—	—	2,702,575
Health Care Equipment & Supplies	5,280,041	5,105,477	—	10,385,518
Health Care Providers & Services	10,985,331	—	—	10,985,331
Hotel & Resort REITs	628,065	—	—	628,065
Hotels, Restaurants & Leisure	17,574,539	3,971,101	—	21,545,640
Household Durables	1,209,292	5,453,990	—	6,663,282
Household Products	770,980	30,512	—	801,492
Industrial Conglomerates	1,577,099	5,875,653	—	7,452,752
Industrial REITs	1,806,107	—	—	1,806,107
Insurance	9,768,411	20,050,520	—	29,818,931
Interactive Media & Services	17,598,481	4,858,827	—	22,457,308
IT Services	5,668,654	3,357,049	—	9,025,703
Life Sciences Tools & Services	3,714,821	1,874,122	—	5,588,943
Machinery	7,565,758	8,621,159	—	16,186,917
Media	303,027	—	—	303,027
Metals & Mining	—	3,391,198	—	3,391,198
Multi-Utilities	1,620,915	—	—	1,620,915
Oil, Gas & Consumable Fuels	12,899,857	5,243,503	—	18,143,360
Passenger Airlines	398,259	—	—	398,259
Personal Care Products	227,049	1,253,187	—	1,480,236
Pharmaceuticals	13,235,828	11,796,667	—	25,032,495
Professional Services	448,566	3,768,148	—	4,216,714
Real Estate Management & Development	230,565	1,602,506	—	1,833,071
Residential REITs	1,690,737	—	—	1,690,737
Retail REITs	1,296,119	—	—	1,296,119
Semiconductors & Semiconductor Equipment	23,486,568	16,164,086	—	39,650,654
Software	26,184,174	3,908,296	—	30,092,470
Specialized REITs	3,159,476	—	—	3,159,476
Specialty Retail	9,111,155	1,644,416	—	10,755,571
Technology Hardware, Storage & Peripherals	13,451,923	494,097	—	13,946,020
Textiles, Apparel & Luxury Goods	409,365	8,458,950	—	8,868,315
Tobacco	1,262,697	1,271,052	—	2,533,749
Trading Companies & Distributors	276,333	2,684,139	—	2,960,472
Total Common Stocks	329,317,588	233,357,958	0	562,675,546
Total Convertible Bonds*	—	252,065,847	—	252,065,847
Total Corporate Bonds & Notes*	—	158,819,671	—	158,819,671
Total U.S. Treasury & Government Agencies*	—	91,364,006	—	91,364,006
Total Mutual Funds*	27,508,155	—	—	27,508,155
Total Asset-Backed Securities*	—	18,261,492	—	18,261,492
Total Convertible Preferred Stocks*	11,532,118	—	—	11,532,118
Total Preferred Stocks*	4,905,666	—	—	4,905,666
Total Mortgage-Backed Securities*	—	4,513,120	—	4,513,120
Total Municipals*	—	156,710	—	156,710
Short-Term Investments
Mutual Funds	28,453	—	—	28,453
Repurchase Agreement	—	160,440,553	—	160,440,553
U.S. Treasury	—	28,021,385	—	28,021,385
Total Short-Term Investments	28,453	188,461,938	—	188,490,391
Securities Lending Reinvestments
Repurchase Agreements	—	27,355,000	—	27,355,000
Time Deposit	—	2,271,268	—	2,271,268
BHFTI-198

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$25,000,000	$—	$—	$25,000,000
Total Securities Lending Reinvestments	25,000,000	29,626,268	—	54,626,268
Total Investments	$398,291,980	$976,627,010	$0	$1,374,918,990
Collateral for Securities Loaned (Liability)	$—	$(54,626,268)	$—	$(54,626,268)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$266,429	$—	$266,429
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(497,435)	—	(497,435)
Total Forward Contracts	$—	$(231,006)	$—	$(231,006)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$984,722	$—	$—	$984,722
Futures Contracts (Unrealized Depreciation)	(2,287,038)	—	—	(2,287,038)
Total Futures Contracts	$(1,302,316)	$—	$—	$(1,302,316)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,425,926	$—	$4,425,926
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(539,627)	—	(539,627)
Total Centrally Cleared Swap Contracts	$—	$3,886,299	$—	$3,886,299

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-199

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.3%
StandardAero, Inc. (a)	12,686	$337,955
V2X, Inc. (a)	12,261	601,402
		939,357
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. (a)	47,314	290,981
Automobile Components — 1.6%
Adient PLC (a)	65,380	840,787
Dana, Inc.	64,726	862,798
Goodyear Tire & Rubber Co. (a)	109,143	1,008,481
Modine Manufacturing Co. (a)	13,654	1,047,945
Phinia, Inc.	21,536	913,772
		4,673,783
Banks — 20.0%
1st Source Corp.	3,750	224,288
Amalgamated Financial Corp.	13,354	383,927
Amerant Bancorp, Inc.	7,364	151,993
Ameris Bancorp	33,738	1,942,297
Associated Banc-Corp.	6,577	148,180
Atlantic Union Bankshares Corp. (b)	8,335	259,552
Axos Financial, Inc. (a)	18,687	1,205,685
Banc of California, Inc.	86,166	1,222,696
Bank of NT Butterfield & Son Ltd.	51,770	2,014,888
BankUnited, Inc.	26,078	898,126
Banner Corp.	13,213	842,593
BayCom Corp.	2,472	62,220
Bridgewater Bancshares, Inc. (a)	4,219	58,602
Brookline Bancorp, Inc.	35,164	383,288
Business First Bancshares, Inc.	26,588	647,418
Byline Bancorp, Inc.	37,379	977,835
Cadence Bank	10,300	312,708
Capital City Bank Group, Inc.	5,131	184,511
Capitol Federal Financial, Inc.	49,576	277,626
Central Pacific Financial Corp.	15,308	413,928
CNB Financial Corp.	11,529	256,520
Community Financial System, Inc.	4,564	259,509
Community Trust Bancorp, Inc.	4,804	241,929
ConnectOne Bancorp, Inc. (b)	60,838	1,478,972
Customers Bancorp, Inc. (a)	30,387	1,525,427
CVB Financial Corp.	14,278	263,572
Dime Community Bancshares, Inc.	8,370	233,356
Eastern Bankshares, Inc.	108,130	1,773,332
Enterprise Financial Services Corp.	37,228	2,000,633
Equity Bancshares, Inc. - Class A	29,968	1,180,739
FB Financial Corp.	5,173	239,820
Financial Institutions, Inc.	21,108	526,856
First BanCorp	76,282	1,462,326
First Bancshares, Inc.	31,642	1,069,816
First Busey Corp.	6,281	135,670
First Commonwealth Financial Corp.	6,136	95,353
First Financial Corp. (b)	15,594	763,794
First Interstate BancSystem, Inc. - Class A	6,784	194,362
First Merchants Corp.	32,566	1,316,969
First Mid Bancshares, Inc.	18,345	640,240
Security Description	Shares	Value
Banks—(Continued)
Hancock Whitney Corp.	20,322	$1,065,889
Hanmi Financial Corp.	38,402	870,189
HBT Financial, Inc.	2,896	64,899
Heritage Commerce Corp.	121,240	1,154,205
Hilltop Holdings, Inc.	36,958	1,125,371
Home BancShares, Inc.	26,804	757,749
HomeTrust Bancshares, Inc.	8,359	286,547
Hope Bancorp, Inc.	37,439	391,986
Independent Bank Corp.	12,346	773,477
Mercantile Bank Corp.	3,383	146,958
Metropolitan Bank Holding Corp. (a)	10,334	578,601
Mid Penn Bancorp, Inc. (b)	3,367	87,239
Midland States Bancorp, Inc.	5,591	95,718
National Bank Holdings Corp. - Class A	5,085	194,603
Nicolet Bankshares, Inc.	934	101,769
OceanFirst Financial Corp.	69,247	1,177,891
OFG Bancorp	30,988	1,240,140
Old National Bancorp (b)	150,690	3,193,121
Old Second Bancorp, Inc.	74,957	1,247,284
Origin Bancorp, Inc.	11,429	396,243
Orrstown Financial Services, Inc.	4,174	125,262
Pathward Financial, Inc.	25,021	1,825,282
Peapack-Gladstone Financial Corp.	11,303	321,005
Pinnacle Financial Partners, Inc.	4,186	443,883
Preferred Bank	10,490	877,593
QCR Holdings, Inc.	26,053	1,858,100
Seacoast Banking Corp. of Florida	19,735	507,782
Sierra Bancorp	4,979	138,815
SmartFinancial, Inc.	4,140	128,671
South Plains Financial, Inc.	16,121	533,928
Southern Missouri Bancorp, Inc.	3,918	203,814
Southside Bancshares, Inc.	15,725	455,396
SouthState Corp.	8,416	781,173
Texas Capital Bancshares, Inc. (a)	11,522	860,693
Towne Bank	17,308	591,761
TriCo Bancshares	11,226	448,703
Trustmark Corp.	5,449	187,936
UMB Financial Corp.	13,442	1,358,986
United Bankshares, Inc.	16,262	563,804
United Community Banks, Inc.	4,309	121,212
Unity Bancorp, Inc.	5,159	209,971
Univest Financial Corp.	7,805	221,350
Veritex Holdings, Inc.	37,855	945,239
WaFd, Inc.	6,495	185,627
WesBanco, Inc. (b)	27,099	838,985
Wintrust Financial Corp.	9,640	1,084,114
WSFS Financial Corp.	10,302	534,365
		59,574,885
Beverages — 0.2%
Primo Brands Corp.	16,799	596,196
Biotechnology — 2.7%
ACELYRIN, Inc. (a)	87,867	217,030
Akero Therapeutics, Inc. (a)	8,019	324,609
Aurinia Pharmaceuticals, Inc. (a) (b)	41,175	331,047
BHFTI-200

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Avidity Biosciences, Inc. (a) (b)	6,366	$187,924
Beam Therapeutics, Inc. (a)	31,173	608,809
Biohaven Ltd. (a)	1,005	24,160
Celldex Therapeutics, Inc. (a)	14,989	272,050
Compass Therapeutics, Inc. (a) (b)	339,194	644,469
Cytokinetics, Inc. (a) (b)	12,865	517,044
Denali Therapeutics, Inc. (a)	10,141	137,867
Dynavax Technologies Corp. (a) (b)	73,484	953,087
Enanta Pharmaceuticals, Inc. (a)	19,669	108,573
Erasca, Inc. (a) (b)	209,186	286,585
Intellia Therapeutics, Inc. (a) (b)	20,134	143,153
iTeos Therapeutics, Inc. (a)	95,950	572,822
Prothena Corp. PLC (a) (b)	41,656	515,493
Relay Therapeutics, Inc. (a)	69,286	181,529
Syndax Pharmaceuticals, Inc. (a)	32,090	394,226
Tenaya Therapeutics, Inc. (a) (b)	350,491	199,815
Travere Therapeutics, Inc. (a)	43,130	772,890
Viridian Therapeutics, Inc. (a) (b)	38,067	513,143
		7,906,325
Building Products — 1.5%
Gibraltar Industries, Inc. (a)	1,400	82,124
Griffon Corp.	21,609	1,545,043
Resideo Technologies, Inc. (a)	55,435	981,200
UFP Industries, Inc.	16,698	1,787,354
		4,395,721
Capital Markets — 0.9%
BGC Group, Inc. - Class A	90,717	831,875
StoneX Group, Inc. (a)	14,866	1,135,465
Virtus Investment Partners, Inc.	3,635	626,529
		2,593,869
Chemicals — 1.4%
AdvanSix, Inc.	2,068	46,840
Avient Corp.	17,128	636,476
Ecovyst, Inc. (a)	11,403	70,699
HB Fuller Co.	24,505	1,375,221
Innospec, Inc.	8,993	852,087
Minerals Technologies, Inc.	5,631	357,963
Perimeter Solutions, Inc. (a)	70,647	711,415
Tronox Holdings PLC	21,410	150,726
		4,201,427
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	44,768	2,120,212
ACCO Brands Corp.	22,551	94,489
GEO Group, Inc. (a)	18,457	539,129
Healthcare Services Group, Inc. (a)	48,697	490,866
MillerKnoll, Inc.	35,722	683,719
		3,928,415
Communications Equipment — 0.8%
CommScope Holding Co., Inc. (a)	127,503	677,041
Extreme Networks, Inc. (a)	56,534	747,945
Security Description	Shares	Value
Communications Equipment—(Continued)
NETGEAR, Inc. (a)	32,477	$794,387
Viasat, Inc. (a)	15,530	161,823
		2,381,196
Construction & Engineering — 1.7%
API Group Corp. (a)	33,063	1,182,333
Arcosa, Inc. (b)	21,202	1,635,098
Fluor Corp. (a)	21,107	756,053
MYR Group, Inc. (a)	8,916	1,008,310
Tutor Perini Corp. (a)	23,995	556,204
		5,137,998
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	6,822	341,646
Enova International, Inc. (a)	14,010	1,352,805
Navient Corp. (b)	51,238	647,136
		2,341,587
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc.	19,540	838,852
Weis Markets, Inc.	11,330	872,977
		1,711,829
Containers & Packaging — 0.2%
Greif, Inc. - Class A	7,664	421,443
O-I Glass, Inc. (a)	19,927	228,563
		650,006
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. (a)	10,559	1,062,658
KinderCare Learning Cos., Inc. (a)	51,543	597,383
Laureate Education, Inc. (a)	56,586	1,157,184
Mister Car Wash, Inc. (a)	28,801	227,240
		3,044,465
Diversified REITs — 2.0%
Alexander & Baldwin, Inc.	61,966	1,067,674
American Assets Trust, Inc.	33,370	672,072
Armada Hoffler Properties, Inc.	15,990	120,085
Broadstone Net Lease, Inc.	116,956	1,992,930
Empire State Realty Trust, Inc. - Class A (b)	73,016	570,985
Essential Properties Realty Trust, Inc.	47,167	1,539,531
		5,963,277
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc. (a) (b)	23,428	532,753
ATN International, Inc.	3,200	64,992
Liberty Latin America Ltd. - Class C (a)	191,277	1,187,830
Lumen Technologies, Inc. (a)	186,940	732,805
		2,518,380
Electric Utilities — 1.5%
IDACORP, Inc.	13,703	1,592,562
Portland General Electric Co.	45,753	2,040,584
BHFTI-201

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electric Utilities—(Continued)
TXNM Energy, Inc.	18,191	$972,855
		4,606,001
Electrical Equipment — 0.7%
EnerSys	16,477	1,508,963
Sunrun, Inc. (a)	21,164	124,021
Thermon Group Holdings, Inc. (a)	13,242	368,790
		2,001,774
Electronic Equipment, Instruments & Components — 2.5%
Bel Fuse, Inc. - Class A (b)	7,675	553,061
Benchmark Electronics, Inc.	26,398	1,003,916
CTS Corp.	3,428	142,433
Daktronics, Inc. (a) (b)	36,152	440,331
Knowles Corp. (a)	96,241	1,462,863
Plexus Corp. (a)	4,790	613,743
Sanmina Corp. (a)	26,771	2,039,415
TTM Technologies, Inc. (a)	6,554	134,423
Vishay Intertechnology, Inc.	29,268	465,361
Vishay Precision Group, Inc. (a)	20,122	484,739
		7,340,285
Energy Equipment & Services — 1.7%
Expro Group Holdings NV (a)	21,753	216,225
Helix Energy Solutions Group, Inc. (a)	15,632	129,902
Helmerich & Payne, Inc.	17,176	448,637
Liberty Energy, Inc.	100,410	1,589,491
Noble Corp. PLC (b)	17,059	404,298
Patterson-UTI Energy, Inc.	111,601	917,360
Select Water Solutions, Inc.	77,544	814,212
Valaris Ltd. (a) (b)	17,001	667,459
		5,187,584
Entertainment — 0.0%
Cinemark Holdings, Inc. (b)	5,453	135,725
Financial Services — 5.5%
Banco Latinoamericano de Comercio Exterior SA	27,928	1,022,165
Burford Capital Ltd.	48,655	642,733
Enact Holdings, Inc.	47,285	1,643,154
Essent Group Ltd.	33,854	1,954,053
HA Sustainable Infrastructure Capital, Inc. (b)	32,677	955,476
Jackson Financial, Inc. - Class A	21,686	1,816,853
Marqeta, Inc. - Class A (a)	190,695	785,663
Merchants Bancorp	18,126	670,662
Mr. Cooper Group, Inc. (a)	24,229	2,897,788
NMI Holdings, Inc. (a)	30,565	1,101,868
PennyMac Financial Services, Inc.	7,649	765,741
Radian Group, Inc.	41,542	1,373,794
StoneCo Ltd. - Class A (a) (b)	71,294	747,161
		16,377,111
Food Products — 1.2%
Cal-Maine Foods, Inc.	16,014	1,455,673
Dole PLC	95,834	1,384,801
Security Description	Shares	Value
Food Products—(Continued)
Fresh Del Monte Produce, Inc.	14,079	$434,056
Utz Brands, Inc.	21,902	308,380
		3,582,910
Gas Utilities — 2.0%
Chesapeake Utilities Corp.	5,578	716,383
New Jersey Resources Corp.	20,491	1,005,288
Northwest Natural Holding Co.	16,321	697,233
ONE Gas, Inc.	23,253	1,757,694
Southwest Gas Holdings, Inc.	14,000	1,005,200
Spire, Inc.	8,872	694,234
		5,876,032
Ground Transportation — 0.2%
ArcBest Corp.	8,372	590,896
Health Care Equipment & Supplies — 1.3%
Alphatec Holdings, Inc. (a)	62,483	633,578
Embecta Corp.	11,256	143,514
ICU Medical, Inc. (a)	9,670	1,342,776
Inmode Ltd. (a) (b)	53,362	946,642
Omnicell, Inc. (a)	21,505	751,815
OraSure Technologies, Inc. (a)	56,634	190,856
		4,009,181
Health Care Providers & Services — 1.3%
Addus HomeCare Corp. (a)	5,360	530,050
Option Care Health, Inc. (a)	59,054	2,063,937
Pediatrix Medical Group, Inc. (a)	89,158	1,291,900
		3,885,887
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	6,645	201,343
CareTrust REIT, Inc.	53,210	1,520,742
Community Healthcare Trust, Inc.	7,748	140,704
Sabra Health Care REIT, Inc.	102,836	1,796,545
		3,659,334
Health Care Technology — 0.1%
Health Catalyst, Inc. (a)	42,568	192,833
Hotel & Resort REITs — 1.7%
Apple Hospitality REIT, Inc.	53,575	691,653
Chatham Lodging Trust	85,706	611,084
DiamondRock Hospitality Co.	141,252	1,090,466
RLJ Lodging Trust (b)	87,969	694,075
Ryman Hospitality Properties, Inc.	10,914	997,976
Xenia Hotels & Resorts, Inc.	92,927	1,092,822
		5,178,076
Hotels, Restaurants & Leisure — 1.5%
Biglari Holdings, Inc. - Class B (a)	2,032	440,009
BJ's Restaurants, Inc. (a)	8,382	287,167
El Pollo Loco Holdings, Inc. (a)	25,731	265,029
International Game Technology PLC	75,250	1,223,565
BHFTI-202

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Life Time Group Holdings, Inc. (a)	30,149	$910,500
Portillo's, Inc. - Class A (a) (b)	41,608	494,719
Six Flags Entertainment Corp.	5,602	199,824
United Parks & Resorts, Inc. (a)	11,969	544,111
		4,364,924
Household Durables — 2.7%
Century Communities, Inc.	7,688	515,865
Champion Homes, Inc. (a)	11,521	1,091,730
Green Brick Partners, Inc. (a)	9,179	535,227
Helen of Troy Ltd. (a)	12,336	659,853
KB Home (b)	16,166	939,568
M/I Homes, Inc. (a)	7,965	909,444
Meritage Homes Corp.	16,782	1,189,508
Taylor Morrison Home Corp. (a)	23,696	1,422,708
Tri Pointe Homes, Inc. (a)	19,796	631,888
		7,895,791
Household Products — 0.4%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	36,072	1,180,637
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. - Class A	20,630	587,130
Clearway Energy, Inc. - Class C	4,441	134,429
		721,559
Industrial REITs — 0.7%
First Industrial Realty Trust, Inc.	5,887	317,663
LXP Industrial Trust (b)	147,118	1,272,571
Plymouth Industrial REIT, Inc.	36,495	594,868
		2,185,102
Insurance — 1.4%
CNO Financial Group, Inc.	54,295	2,261,387
Genworth Financial, Inc. (a)	53,306	377,939
Hamilton Insurance Group Ltd. - Class B (a)	30,377	629,715
Oscar Health, Inc. - Class A (a)	13,234	173,498
RLI Corp.	6,029	484,310
Selective Insurance Group, Inc.	2,194	200,839
		4,127,688
Interactive Media & Services — 0.1%
QuinStreet, Inc. (a)	5,198	92,732
Shutterstock, Inc. (b)	4,140	77,128
		169,860
IT Services — 0.6%
ASGN, Inc. (a)	21,057	1,327,012
Unisys Corp. (a)	95,183	436,890
		1,763,902
Leisure Products — 0.2%
Peloton Interactive, Inc. - Class A (a)	105,366	665,913
Security Description	Shares	Value
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. (a)	40,437	$300,447
Cytek Biosciences, Inc. (a)	55,000	220,550
		520,997
Machinery — 1.5%
Blue Bird Corp. (a) (b)	10,543	341,277
Hillman Solutions Corp. (a)	78,568	690,613
Kennametal, Inc.	26,989	574,866
Mueller Industries, Inc.	24,549	1,869,161
Terex Corp.	15,128	571,536
Titan International, Inc. (a)	40,163	336,967
		4,384,420
Marine Transportation — 0.7%
Costamare, Inc.	23,103	227,334
Matson, Inc.	14,214	1,821,808
Safe Bulkers, Inc.	40,471	149,338
		2,198,480
Media — 1.0%
AMC Networks, Inc. - Class A (a) (b)	17,377	119,554
EchoStar Corp. - Class A (a) (b)	13,846	354,181
Gray Media, Inc.	32,955	142,366
John Wiley & Sons, Inc. - Class A	20,243	902,028
Magnite, Inc. (a) (b)	50,744	578,989
Scholastic Corp.	22,589	426,480
Stagwell, Inc. (a) (b)	87,488	529,302
		3,052,900
Metals & Mining — 1.5%
Coeur Mining, Inc. (a)	45,546	269,632
Commercial Metals Co.	45,871	2,110,525
Constellium SE (a)	20,367	205,503
Hecla Mining Co.	158,804	882,950
SunCoke Energy, Inc.	24,601	226,329
Warrior Met Coal, Inc.	16,593	791,818
		4,486,757
Mortgage Real Estate Investment Trusts — 1.6%
BrightSpire Capital, Inc.	158,023	878,608
KKR Real Estate Finance Trust, Inc.	55,223	596,408
Ladder Capital Corp.	201,979	2,304,580
MFA Financial, Inc.	24,738	253,812
Redwood Trust, Inc. (b)	27,341	165,960
TPG RE Finance Trust, Inc.	52,798	430,304
		4,629,672
Multi-Utilities — 1.1%
Avista Corp.	4,446	186,154
Black Hills Corp.	14,767	895,619
Northwestern Energy Group, Inc.	8,152	471,756
Unitil Corp.	29,362	1,693,894
		3,247,423
BHFTI-203

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Office REITs — 1.5%
Brandywine Realty Trust (b)	41,302	$184,207
City Office REIT, Inc. (b)	17,991	93,373
COPT Defense Properties	77,677	2,118,252
Paramount Group, Inc.	43,357	186,435
Piedmont Office Realty Trust, Inc. - Class A	109,761	808,939
SL Green Realty Corp. (b)	16,927	976,688
		4,367,894
Oil, Gas & Consumable Fuels — 5.2%
California Resources Corp.	12,155	534,455
Chord Energy Corp.	4,408	496,870
CNX Resources Corp. (a)	8,603	270,822
Core Natural Resources, Inc. (b)	10,462	806,620
CVR Energy, Inc.	18,002	349,239
Gulfport Energy Corp. (a)	8,870	1,633,322
International Seaways, Inc.	20,052	665,726
Magnolia Oil & Gas Corp. - Class A (b)	11,716	295,946
Matador Resources Co.	31,724	1,620,779
Murphy Oil Corp.	40,222	1,142,305
Ovintiv, Inc.	22,041	943,355
Par Pacific Holdings, Inc. (a)	6,715	95,756
PBF Energy, Inc. - Class A	17,084	326,134
Peabody Energy Corp.	43,203	585,401
Permian Resources Corp.	99,277	1,374,986
Scorpio Tankers, Inc.	4,940	185,645
SM Energy Co.	51,223	1,534,129
Teekay Tankers Ltd. - Class A	39,985	1,530,226
Uranium Energy Corp. (a) (b)	54,023	258,230
World Kinect Corp. (b)	23,864	676,783
		15,326,729
Passenger Airlines — 0.3%
Blade Air Mobility, Inc. (a) (b)	25,817	70,480
SkyWest, Inc. (a)	3,934	343,714
Sun Country Airlines Holdings, Inc. (a)	26,925	331,716
		745,910
Personal Care Products — 0.4%
BellRing Brands, Inc. (a)	2,931	218,242
Edgewell Personal Care Co. (b)	16,954	529,134
Honest Co., Inc. (a)	48,704	228,909
Nature's Sunshine Products, Inc. (a)	11,534	144,752
		1,121,037
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. (a)	92,157	772,276
ANI Pharmaceuticals, Inc. (a)	13,034	872,626
Atea Pharmaceuticals, Inc. (a)	46,529	139,122
Pacira BioSciences, Inc. (a) (b)	49,958	1,241,456
Prestige Consumer Healthcare, Inc. (a)	6,194	532,498
WaVe Life Sciences Ltd. (a)	58,707	474,353
		4,032,331
Professional Services — 1.3%
Alight, Inc. - Class A	23,467	139,159
Security Description	Shares	Value
Professional Services—(Continued)
Barrett Business Services, Inc.	24,218	$996,571
Conduent, Inc. (a)	119,264	322,013
Heidrick & Struggles International, Inc.	8,083	346,195
IBEX Holdings Ltd. (a)	27,751	675,737
Korn Ferry	19,353	1,312,714
Planet Labs PBC (a)	52,762	178,335
		3,970,724
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc. (a)	25,465	84,799
Cushman & Wakefield PLC (a)	42,220	431,488
Newmark Group, Inc. - Class A	32,275	392,787
		909,074
Residential REITs — 0.6%
Independence Realty Trust, Inc. (b)	60,254	1,279,192
UMH Properties, Inc.	10,845	202,802
Veris Residential, Inc.	18,371	310,837
		1,792,831
Retail REITs — 2.5%
Agree Realty Corp. (b)	8,092	624,621
Curbline Properties Corp. (b)	35,624	861,745
InvenTrust Properties Corp.	30,273	889,118
Kimco Realty Corp.	11,863	251,970
Kite Realty Group Trust	70,267	1,571,873
Macerich Co.	27,247	467,831
Phillips Edison & Co., Inc.	72,141	2,632,425
		7,299,583
Semiconductors & Semiconductor Equipment — 1.0%
ACM Research, Inc. - Class A (a)	54,365	1,268,879
Ichor Holdings Ltd. (a)	52,336	1,183,317
Synaptics, Inc. (a)	9,274	590,939
		3,043,135
Software — 2.1%
Adeia, Inc.	21,912	289,677
Aurora Innovation, Inc. (a) (b)	125,144	841,593
Consensus Cloud Solutions, Inc. (a)	14,332	330,783
LiveRamp Holdings, Inc. (a)	41,473	1,084,104
MARA Holdings, Inc. (a) (b)	49,337	567,375
ON24, Inc. (a)	65,530	340,756
OneSpan, Inc.	39,248	598,532
Ooma, Inc. (a)	23,086	302,196
Riot Platforms, Inc. (a) (b)	92,380	657,746
Verint Systems, Inc. (a)	23,352	416,833
Xperi, Inc. (a) (b)	97,363	751,642
		6,181,237
Specialized REITs — 1.0%
Outfront Media, Inc.	18,476	298,202
PotlatchDeltic Corp.	61,706	2,784,175
		3,082,377
BHFTI-204

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—2.2%
Security Description	Shares	Value
Specialty Retail — 2.0%
Academy Sports & Outdoors, Inc. (b)	20,135	$918,357
American Eagle Outfitters, Inc.	23,276	270,467
Arko Corp. (b)	42,431	167,603
Asbury Automotive Group, Inc. (a)	3,854	851,117
Citi Trends, Inc. (a) (b)	9,647	213,536
EVgo, Inc. (a) (b)	45,814	121,865
Foot Locker, Inc. (a)	43,807	617,679
Group 1 Automotive, Inc.	2,685	1,025,536
National Vision Holdings, Inc. (a)	33,091	422,903
Shoe Carnival, Inc. (b)	26,790	589,112
Sonic Automotive, Inc. - Class A	8,421	479,660
Victoria's Secret & Co. (a)	21,274	395,271
		6,073,106
Technology Hardware, Storage & Peripherals — 0.2%
Immersion Corp. (b)	46,106	349,483
Xerox Holdings Corp. (b)	42,919	207,299
		556,782
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd. (a)	29,840	816,124
Trading Companies & Distributors — 2.4%
Beacon Roofing Supply, Inc. (a)	3,431	424,415
BlueLinx Holdings, Inc. (a)	4,680	350,906
Boise Cascade Co.	9,916	972,660
DNOW, Inc. (a)	81,200	1,386,896
DXP Enterprises, Inc. (a)	3,917	322,212
Hudson Technologies, Inc. (a)	18,193	112,251
MRC Global, Inc. (a)	42,572	488,727
Rush Enterprises, Inc. - Class A	40,705	2,174,054
WESCO International, Inc.	6,756	1,049,207
		7,281,328
Water Utilities — 0.5%
American States Water Co.	5,971	469,798
Consolidated Water Co. Ltd.	37,916	928,563
		1,398,361
Wireless Telecommunication Services — 0.4%
Gogo, Inc. (a) (b)	51,898	447,361
Spok Holdings, Inc. (b)	13,590	223,420
Telephone & Data Systems, Inc.	10,795	418,198
		1,088,979
Total Common Stocks (Cost $287,664,664)		290,156,893

Security Description	Principal Amount*	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $6,418,690; collateralized by U.S. Treasury Note at 0.125%, maturing 07/15/26, with a market value of $6,546,632	6,418,111	$6,418,111
Total Short-Term Investments (Cost $6,418,111)		6,418,111

Securities Lending Reinvestments (c)—3.2%
Repurchase Agreements—1.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $281,526; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $287,456	281,492	281,492
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $100,087; collateralized by various Common Stock with an aggregate market value of $111,510	100,000	100,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $250,030; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $255,031	250,000	250,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $29,402; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $29,986	29,398	29,398
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $500,062; collateralized by various Common Stock with an aggregate market value of $557,560	500,000	500,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,100,135	1,000,000	1,000,000
		3,160,890
Time Deposits—0.2%
Banco Santander SA
4.320%, 04/01/25	482,508	482,508
DNB Bank ASA
4.290%, 04/01/25	206,765	206,765
		689,273
BHFTI-205

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—1.9%
Allspring Government Money Market Fund, Select Class, 4.270% (d)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (d)	500,000	500,000
		5,800,000
Total Securities Lending Reinvestments (Cost $9,650,163)		9,650,163
Total Investments—103.0% (Cost $303,732,938)		306,225,167
Other assets and liabilities (net)—(3.0)%		(8,930,016)
Net Assets—100.0%		$297,295,151

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $14,257,396 and the collateral received consisted of cash in the amount of
$9,650,163 and non-cash collateral with a value of $5,243,858. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/20/25	68	USD	6,892,140	$(115,255)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$290,156,893	$—	$—	$290,156,893
Total Short-Term Investments*	—	6,418,111	—	6,418,111
Securities Lending Reinvestments
Repurchase Agreements	—	3,160,890	—	3,160,890
Time Deposits	—	689,273	—	689,273
Mutual Funds	5,800,000	—	—	5,800,000
Total Securities Lending Reinvestments	5,800,000	3,850,163	—	9,650,163
Total Investments	$295,956,893	$10,268,274	$—	$306,225,167
Collateral for Securities Loaned (Liability)	$—	$(9,650,163)	$—	$(9,650,163)
BHFTI-206

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(115,255)	$—	$—	$(115,255)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-207

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—65.5% of Net Assets

Security Description	Shares	Value

Banks — 1.6%
JPMorgan Chase & Co.	23,583	$5,784,910
Broadline Retail — 3.2%
Amazon.com, Inc. (a)	60,949	11,596,157
Building Products — 1.7%
Builders FirstSource, Inc. (a)	18,608	2,324,884
Trane Technologies PLC	10,599	3,571,015
		5,895,899
Capital Markets — 8.2%
Blackrock, Inc.	7,530	7,126,994
Goldman Sachs Group, Inc.	9,659	5,276,615
London Stock Exchange Group PLC	31,853	4,723,537
S&P Global, Inc.	23,786	12,085,667
		29,212,813
Chemicals — 2.4%
Linde PLC	18,109	8,432,275
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	8,107	7,667,438
Electrical Equipment — 1.0%
Schneider Electric SE (b)	15,334	3,549,558
Electronic Equipment, Instruments & Components — 1.5%
Halma PLC	157,724	5,275,059
Financial Services — 3.2%
Mastercard, Inc. - Class A	20,629	11,307,167
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	15,952	8,354,860
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc. - Class A (a)	57,242	6,838,130
Hilton Worldwide Holdings, Inc.	15,606	3,551,145
		10,389,275
Interactive Media & Services — 2.7%
Alphabet, Inc. - Class A	63,297	9,788,248
IT Services — 3.5%
CGI, Inc.	55,200	5,510,602
Nomura Research Institute Ltd.	210,500	6,831,095
		12,341,697
Life Sciences Tools & Services — 3.4%
Danaher Corp.	26,179	5,366,695
Mettler-Toledo International, Inc. (a)	5,813	6,864,630
		12,231,325
Machinery — 8.3%
Allison Transmission Holdings, Inc.	81,393	7,786,868
Atlas Copco AB - A Shares	475,220	7,614,239
Cummins, Inc.	19,278	6,042,496
Security Description	Shares/ Principal Amount*	Value
Machinery—(Continued)
Parker-Hannifin Corp.	13,263	$8,061,915
		29,505,518
Oil, Gas & Consumable Fuels — 0.6%
Diamondback Energy, Inc.	13,075	2,090,431
Semiconductors & Semiconductor Equipment — 6.5%
ASML Holding NV	9,071	6,002,254
NVIDIA Corp.	100,705	10,914,408
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	6,105,240
		23,021,902
Software — 4.7%
Adobe, Inc. (a)	9,734	3,733,281
Roper Technologies, Inc.	15,710	9,262,302
Salesforce, Inc.	13,933	3,739,060
		16,734,643
Specialty Retail — 4.8%
Home Depot, Inc.	19,913	7,297,915
O'Reilly Automotive, Inc. (a)	6,876	9,850,420
		17,148,335
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	5,020	3,134,099
Total Common Stocks (Cost $168,919,454)		233,461,609

Corporate Bonds & Notes—18.7%
Aerospace/Defense — 1.0%
Boeing Co.
3.625%, 02/01/31	160,000	148,346
5.150%, 05/01/30 (b)	135,000	135,837
5.705%, 05/01/40	125,000	121,513
5.805%, 05/01/50 (b)	635,000	604,508
5.930%, 05/01/60	10,000	9,407
6.528%, 05/01/34	915,000	980,410
6.858%, 05/01/54	1,190,000	1,292,573
7.008%, 05/01/64	145,000	157,121
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,438
		3,480,153
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	153,456	143,749
4.125%, 06/15/29 (144A)	103,271	100,465
American Airlines Pass-Through Trust
3.750%, 04/15/27	95,329	94,387
United Airlines Pass-Through Trust
3.650%, 04/07/27	40,046	39,629
		378,230
BHFTI-208

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A)	105,000	$102,406
Hyundai Capital America
5.400%, 06/24/31 (144A)	40,000	40,270
6.375%, 04/08/30 (144A)	175,000	183,582
		326,258
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
1.600%, 09/15/28 (EUR)	100,000	104,212
ZF North America Capital, Inc.
6.875%, 04/23/32 (144A)	150,000	139,159
		243,371
Banks — 1.9%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (c)	305,000	321,959
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	174,748
Banco Santander Chile
3.177%, 10/26/31 (144A)	250,000	223,050
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	191,460
6.938%, 11/07/33	200,000	222,604
Bank of America Corp.
2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	162,000	135,104
3.846%, 5Y H15 + 2.000%, 03/08/37 (c)	105,000	94,242
CaixaBank SA
6.208%, SOFR + 2.700%, 01/18/29 (144A) (c)	210,000	217,789
6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	115,599
Credit Agricole SA
5.862%, SOFR + 1.740%, 01/09/36 (144A) (c)	250,000	255,762
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (EUR) (c)	280,000	320,987
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	163,506
DNB Bank ASA
1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	396,301
ING Groep NV
1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	203,337
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A) (b)	315,000	337,235
JPMorgan Chase & Co.
6.500%, 5Y H15 + 2.152%, 04/01/30 (c)	905,000	926,216
Kookmin Bank
1.375%, 05/06/26 (144A)	315,000	304,938
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (c)	185,000	153,382
Santander Holdings USA, Inc.
3.450%, 06/02/25	100,000	99,738
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33 (b)	200,000	208,202
Swedbank AB
6.136%, 09/12/26 (144A)	200,000	204,641
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	454,008
Security Description	Principal Amount*	Value
Banks—(Continued)
UBS Group AG
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	$305,499
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	342,965
Westpac Banking Corp.
1.953%, 11/20/28	400,000	367,813
		6,741,085
Beverages — 0.1%
Anheuser-Busch InBev SA
3.700%, 04/02/40 (EUR)	300,000	310,825
Diageo Capital PLC
2.125%, 04/29/32	200,000	167,444
		478,269
Building Materials — 0.3%
Cemex SAB de CV
3.875%, 07/11/31 (144A)	800,000	716,434
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	295,000	296,873
6.750%, 03/01/33 (144A) (b)	85,000	84,613
		1,097,920
Chemicals — 0.4%
Albemarle Corp.
5.050%, 06/01/32 (b)	200,000	191,287
Ashland, Inc.
3.375%, 09/01/31 (144A) (b)	55,000	47,261
OCP SA
6.750%, 05/02/34 (144A)	450,000	462,043
Orbia Advance Corp. SAB de CV
1.875%, 05/11/26 (144A)	210,000	202,995
4.000%, 10/04/27	200,000	193,484
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	200,000	193,847
6.500%, 11/07/33 (144A)	200,000	210,431
		1,501,348
Commercial Services — 0.1%
Block, Inc.
3.500%, 06/01/31	225,000	197,821
TriNet Group, Inc.
3.500%, 03/01/29 (144A)	30,000	27,204
United Rentals North America, Inc.
6.125%, 03/15/34 (144A)	140,000	140,088
		365,113
Computers — 0.0%
Seagate HDD Cayman
4.091%, 06/01/29	10,000	9,416
9.625%, 12/01/32	7,650	8,604
		18,020
BHFTI-209

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (b)	260,000	$230,348
Blue Owl Finance LLC
6.250%, 04/18/34	160,000	163,864
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32	175,000	147,277
Brookfield Finance, Inc.
3.900%, 01/25/28	185,000	181,710
Jefferies Financial Group, Inc.
6.200%, 04/14/34	210,000	214,058
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A)	10,000	10,336
6.500%, 03/26/31 (144A)	15,000	15,620
Nomura Holdings, Inc.
2.710%, 01/22/29 (b)	245,000	226,901
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	190,053
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29	550,000	507,235
3.625%, 03/01/29 (144A)	365,000	336,619
3.875%, 03/01/31 (144A)	1,330,000	1,191,414
4.000%, 10/15/33 (144A) (b)	370,000	317,385
		3,732,820
Electric — 0.6%
Colbun SA
3.150%, 03/06/30	295,000	269,642
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	189,324
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	182,433
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	182,200
Enel Chile SA
4.875%, 06/12/28	110,000	109,565
Engie Energia Chile SA
3.400%, 01/28/30	305,000	277,631
6.375%, 04/17/34 (144A)	200,000	206,146
Engie SA
1.250%, 10/24/41 (EUR)	200,000	138,398
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	200,000	178,200
Naturgy Finance Iberia SA
1.500%, 01/29/28 (EUR)	200,000	209,137
Orsted AS
2.125%, 05/17/27 (GBP)	215,000	261,630
		2,204,306
Electronics — 0.1%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	215,000	187,725
4.375%, 02/15/30 (144A)	20,000	18,476
TD SYNNEX Corp.
6.100%, 04/12/34	85,000	87,424
		293,625
Security Description	Principal Amount*	Value
Engineering & Construction — 0.1%
Cellnex Telecom SA
1.750%, 10/23/30 (EUR)	400,000	$393,983
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 04/30/25 (144A)	40,000	39,955
TopBuild Corp.
4.125%, 02/15/32 (144A)	40,000	35,583
		469,521
Entertainment — 0.1%
Light & Wonder International, Inc.
7.000%, 05/15/28 (144A)	165,000	164,931
7.250%, 11/15/29 (144A)	60,000	60,822
7.500%, 09/01/31 (144A)	30,000	30,731
		256,484
Food — 0.2%
Fonterra Co-Operative Group Ltd.
3.750%, 06/16/26 (AUD)	400,000	247,798
4.000%, 11/02/27 (AUD)	100,000	61,509
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	85,000	77,582
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	29,290
Pilgrim's Pride Corp.
3.500%, 03/01/32	125,000	109,915
4.250%, 04/15/31	40,000	37,566
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	120,000	108,683
		672,343
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.500%, 09/15/28	255,000	232,014
3.125%, 01/15/32	125,000	106,456
3.750%, 01/15/31	60,000	54,154
		392,624
Healthcare-Products — 0.1%
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	129,276
Hologic, Inc.
3.250%, 02/15/29 (144A)	160,000	147,594
		276,870
Healthcare-Services — 0.2%
Centene Corp.
2.500%, 03/01/31	275,000	231,848
2.625%, 08/01/31	5,000	4,203
3.000%, 10/15/30	185,000	161,806
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	40,000	35,806
3.875%, 05/15/32 (144A)	85,000	74,573
4.375%, 06/15/28 (144A)	60,000	57,148
		565,384
BHFTI-210

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A)	225,000	$216,050
Household Products/Wares — 0.1%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31	200,000	175,867
Insurance — 0.2%
AIA Group Ltd.
3.600%, 04/09/29	200,000	194,292
3.900%, 04/06/28 (144A)	260,000	255,753
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000%, 01/15/31 (144A)	230,000	230,704
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	75,000	74,076
		754,825
Internet — 1.0%
Alibaba Group Holding Ltd.
3.400%, 12/06/27 (b)	240,000	233,679
Netflix, Inc.
4.875%, 06/15/30 (144A)	265,000	267,801
5.375%, 11/15/29 (144A)	30,000	30,972
Uber Technologies, Inc.
4.500%, 08/15/29 (144A) (b)	1,285,000	1,262,311
4.800%, 09/15/34 (b)	655,000	636,143
6.250%, 01/15/28 (144A)	780,000	784,690
7.500%, 09/15/27 (144A)	398,000	402,860
		3,618,456
Iron/Steel — 0.0%
ArcelorMittal SA
6.750%, 03/01/41	95,000	98,943
Leisure Time — 1.2%
Carnival Corp.
5.750%, 03/01/27 (144A)	95,000	95,060
5.750%, 03/15/30 (144A)	155,000	154,376
6.125%, 02/15/33 (144A)	860,000	847,470
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (b)	422,000	421,115
5.875%, 02/15/27 (144A)	110,000	109,850
6.750%, 02/01/32 (144A)	380,000	375,365
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	365,000	359,376
5.500%, 04/01/28 (144A)	450,000	448,142
5.625%, 09/30/31 (144A)	375,000	368,221
6.000%, 02/01/33 (144A)	900,000	899,439
6.250%, 03/15/32 (144A)	50,000	50,452
		4,128,866
Lodging — 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A)	70,000	61,456
Security Description	Principal Amount*	Value
Lodging—(Continued)
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	135,000	$123,839
Travel & Leisure Co.
4.500%, 12/01/29 (144A) (b)	530,000	493,875
4.625%, 03/01/30 (144A)	125,000	116,778
		795,948
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.700%, 08/14/33	140,000	144,493
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 01/15/34 (144A) (b)	115,000	94,587
Charter Communications Operating LLC/Charter Communications Operating Capital
3.950%, 06/30/62	115,000	70,655
4.400%, 12/01/61	715,000	474,777
CSC Holdings LLC
3.375%, 02/15/31 (144A) †	1,575,000	1,126,715
4.125%, 12/01/30 (144A) †	400,000	289,655
4.500%, 11/15/31 (144A) †	405,000	293,677
4.625%, 12/01/30 (144A) †	1,385,000	673,993
5.375%, 02/01/28 (144A) †	200,000	170,566
7.500%, 04/01/28 (144A) †	575,000	406,597
Directv Financing LLC
8.875%, 02/01/30 (144A)	150,000	143,134
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	195,000	187,239
DISH DBS Corp.
5.250%, 12/01/26 (144A)	560,000	514,050
5.750%, 12/01/28 (144A)	105,000	88,551
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	178,934
iHeartCommunications, Inc.
7.750%, 08/15/30 (144A)	213,600	158,118
Time Warner Cable LLC
4.500%, 09/15/42	45,000	34,279
5.500%, 09/01/41	30,000	26,020
Videotron Ltd.
5.125%, 04/15/27 (144A)	230,000	229,535
		5,161,082
Mining — 1.8%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	177,618
5.625%, 04/01/30 (144A)	200,000	205,634
AngloGold Ashanti Holdings PLC
3.375%, 11/01/28	300,000	283,091
Antofagasta PLC
5.625%, 05/13/32	200,000	202,048
6.250%, 05/02/34 (144A)	200,000	206,681
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A) (b)	285,000	260,514
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	320,965
BHFTI-211

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
Freeport-McMoRan, Inc.
5.400%, 11/14/34	540,000	$540,091
Glencore Funding LLC
5.634%, 04/04/34 (144A)	735,000	738,081
5.700%, 05/08/33 (144A) (b)	285,000	291,347
6.500%, 10/06/33 (144A)	3,035,000	3,250,153
		6,476,223
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	50,000	50,461
6.250%, 03/15/33 (144A)	25,000	25,257
		75,718
Multi-National — 0.3%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	897,934
Oil & Gas — 0.7%
Civitas Resources, Inc.
8.625%, 11/01/30 (144A)	175,000	180,543
8.750%, 07/01/31 (144A)	30,000	30,808
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (b)	418,000	349,964
5.750%, 01/15/31 (144A) (b)	517,000	520,985
EQT Corp.
3.625%, 05/15/31 (144A)	155,000	141,581
Equinor ASA
3.625%, 04/06/40	355,000	297,235
Matador Resources Co.
6.875%, 04/15/28 (144A)	20,000	20,253
Ovintiv, Inc.
6.500%, 08/15/34	25,000	26,061
Permian Resources Operating LLC
6.250%, 02/01/33 (144A)	535,000	532,883
QatarEnergy
2.250%, 07/12/31 (144A)	305,000	263,520
SM Energy Co.
6.750%, 08/01/29 (144A)	70,000	68,957
7.000%, 08/01/32 (144A) (b)	35,000	34,350
Viper Energy, Inc.
7.375%, 11/01/31 (144A)	40,000	41,807
		2,508,947
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	340,000	274,550
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36	250,000	249,163
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	495,000	480,036
4.100%, 10/01/46	2,105,000	1,520,921
4.750%, 05/09/27	750,000	738,323
7.875%, 09/15/29	605,000	650,746
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/31	430,000	$479,248
		4,392,987
Pipelines — 0.3%
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	85,000	79,967
ONEOK, Inc.
5.450%, 06/01/47	60,000	54,362
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29	65,000	61,248
3.800%, 09/15/30	90,000	84,818
Targa Resources Corp.
6.125%, 03/15/33	115,000	120,039
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	35,000	32,297
4.875%, 02/01/31	15,000	14,684
5.500%, 03/01/30	20,000	20,186
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A)	115,000	98,975
4.125%, 08/15/31 (144A) (b)	160,000	145,376
6.250%, 01/15/30 (144A)	20,000	20,299
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (c)	210,000	199,288
Western Midstream Operating LP
4.050%, 02/01/30	60,000	57,262
5.250%, 02/01/50	50,000	42,620
5.300%, 03/01/48	80,000	68,684
5.450%, 04/01/44	15,000	13,394
5.500%, 08/15/48	10,000	8,742
6.150%, 04/01/33	85,000	87,762
		1,210,003
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (EUR)	215,000	206,465
GAIF Bond Issuer Pty. Ltd.
3.400%, 09/30/26 (144A)	215,000	211,073
Logicor Financing SARL
1.625%, 01/17/30 (EUR)	215,000	210,236
2.000%, 01/17/34 (EUR)	140,000	127,083
		754,857
Real Estate Investment Trusts — 0.3%
Iron Mountain, Inc.
4.875%, 09/15/29 (144A) (b)	225,000	214,766
5.250%, 07/15/30 (144A)	95,000	91,089
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	326,223
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	157,381
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	132,127
5.125%, 07/06/34 (EUR)	100,000	116,413
BHFTI-212

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
VICI Properties LP/VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	90,000	$89,016
		1,127,015
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A)	415,000	375,581
5.625%, 09/15/29 (144A)	80,000	79,195
El Puerto de Liverpool SAB de CV
6.658%, 01/22/37 (144A)	200,000	202,671
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A)	200,000	180,408
Yum! Brands, Inc.
4.625%, 01/31/32	220,000	205,215
		1,043,070
Semiconductors — 1.0%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	415,000	365,128
2.600%, 02/15/33 (144A)	690,000	581,520
3.419%, 04/15/33 (144A)	680,000	605,444
3.469%, 04/15/34 (144A)	1,080,000	950,675
4.150%, 04/15/32 (144A)	330,000	313,012
Micron Technology, Inc.
5.875%, 02/09/33 (b)	885,000	916,583
		3,732,362
Software — 0.2%
Synopsys, Inc.
5.150%, 04/01/35 (b)	320,000	321,685
5.700%, 04/01/55	370,000	367,378
		689,063
Telecommunications — 1.4%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	248,980
2.875%, 05/07/30	200,000	182,742
Bharti Airtel Ltd.
3.250%, 06/03/31	305,000	276,755
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (d)	278,267	252,482
10.750%, 11/30/29	2,751,509	2,891,184
KT Corp.
2.500%, 07/18/26 (144A)	210,000	204,309
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	222,257
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	340,318
Turkcell Iletisim Hizmetleri AS
5.800%, 04/11/28	215,000	208,227
		4,827,254
Security Description	Principal Amount*	Value
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	$253,560
Total Corporate Bonds & Notes (Cost $68,807,206)		66,577,267

Foreign Government—8.3%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	340,852
Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	229,206
Regional Government — 0.4%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,480,000	754,508
Province of Quebec
2.300%, 09/01/29 (CAD)	390,000	265,437
4.500%, 09/08/33	310,000	308,130
		1,328,075
Sovereign — 7.7%
Australia Government Bonds
0.500%, 09/21/26 (AUD)	1,685,000	1,004,935
3.000%, 11/21/33 (AUD)	540,000	305,793
Brazil Government International Bonds
6.000%, 10/20/33	325,000	316,217
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	5,875,000	846,290
10.000%, 01/01/35 (BRL)	3,297,000	438,847
Bundesobligation
2.100%, 04/12/29 (EUR)	565,000	608,047
Canada Government Bonds
4.000%, 08/01/26 (CAD)	3,910,000	2,770,787
Chile Government International Bonds
2.550%, 01/27/32	350,000	301,732
Colombia Government International Bonds
7.500%, 02/02/34	200,000	197,740
7.750%, 11/07/36	200,000	194,164
Colombia TES
6.250%, 11/26/25 (COP)	1,305,500,000	305,631
7.500%, 08/26/26 (COP)	4,868,600,000	1,134,653
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	219,490
4.875%, 09/23/32 (144A)	150,000	136,080
6.000%, 07/19/28 (144A)	200,000	201,000
8.625%, 04/20/27 (144A)	200,000	204,870
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	266,584
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	182,672
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	332,853
7.500%, 05/15/38 (IDR)	6,358,000,000	392,059
BHFTI-213

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	$366,971
Italy Buoni Poliennali Del Tesoro
3.350%, 07/01/29 (EUR)	820,000	906,500
3.850%, 07/01/34 (EUR)	295,000	323,371
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (e)	93,003,970	643,460
Japan Government Ten Year Bonds
1.100%, 06/20/34 (JPY)	181,700,000	1,177,894
Korea Treasury Bonds
1.125%, 09/10/25 (KRW)	500,000,000	337,286
3.000%, 12/10/34 (KRW)	427,930,000	295,759
3.500%, 09/10/28 (KRW)	495,000,000	345,725
Malaysia Government Bonds
3.828%, 07/05/34 (MYR)	1,335,000	301,718
Mexico Bonos
5.750%, 03/05/26 (MXN)	24,011,500	1,143,546
7.500%, 06/03/27 (MXN)	8,252,400	394,504
8.500%, 05/31/29 (MXN)	13,129,200	633,354
Mexico Government International Bonds
3.500%, 02/12/34	200,000	163,942
4.000%, 03/15/2115 (EUR)	100,000	70,420
Netherlands Government Bonds
Zero Coupon, 01/15/29 (144A) (EUR)	450,000	446,410
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	690,000	335,257
3.000%, 04/20/29 (NZD)	1,690,000	928,247
Norway Government Bonds
1.375%, 08/19/30 (144A) (NOK)	5,850,000	486,819
1.750%, 02/17/27 (144A) (NOK)	2,950,000	269,912
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	200,000	193,594
Peru Government International Bonds
2.392%, 01/23/26	125,000	122,676
3.000%, 01/15/34	245,000	203,036
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	4,500,000	936,542
3.250%, 07/25/25 (PLN)	1,445,000	371,154
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	564,070
8.875%, 02/28/35 (ZAR)	5,960,000	290,897
Republic of South Africa Government International Bonds
5.750%, 09/30/49	965,000	710,877
7.100%, 11/19/36 (144A)	200,000	193,840
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	96,535
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,120,000	829,528
Spain Government Bonds
3.500%, 05/31/29 (EUR)	350,000	392,595
Sweden Government Bonds
0.125%, 05/12/31 (SEK)	4,200,000	363,434
U.K. Gilts
4.125%, 01/29/27 (GBP)	805,000	1,038,550
4.250%, 07/31/34 (GBP)	860,000	1,079,721
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	9,950,000	$221,381
		27,539,969
Total Foreign Government (Cost $32,542,434)		29,438,102

U.S. Treasury & Government Agencies—4.3%
U.S. Treasury — 4.3%
U.S. Treasury Bonds
2.250%, 02/15/52	1,085,000	684,482
3.625%, 05/15/53	1,430,000	1,204,552
4.125%, 08/15/53	260,000	239,586
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (e)	1,324,337	1,309,144
U.S. Treasury Notes
2.750%, 08/15/32	260,000	237,717
3.375%, 05/15/33	1,885,000	1,785,522
3.500%, 09/30/26	5,585,000	5,547,912
3.750%, 06/30/30	650,000	642,789
4.000%, 02/15/34	555,000	547,455
4.125%, 06/15/26	155,000	155,236
4.125%, 10/31/26 (b) (f)	1,895,000	1,899,738
4.375%, 07/31/26	915,000	919,575
4.625%, 02/15/35	240,000	247,950
Total U.S. Treasury & Government Agencies (Cost $15,585,761)		15,421,658

Floating Rate Loans (g)—0.9%
Aerospace/Defense — 0.0%
TransDigm, Inc.
2023 Term Loan J, 6.799%, 3M TSFR + 2.500%, 02/28/31	14,851	14,790
2024 Term Loan I, 7.049%, 3M TSFR + 2.750%, 08/24/28	20,429	20,448
		35,238
Commercial Services — 0.1%
Trans Union LLC
2024 Term Loan B8, 6.075%, 1M TSFR + 1.750%, 06/24/31	265,308	264,852
Computers — 0.0%
Kaseya, Inc.
2025 1st Lien Term Loan B, 7.549%, 1M TSFR + 3.250%, 03/22/32	115,680	115,087
Distribution/Wholesale — 0.1%
Resideo Funding, Inc.
2024 1st Lien Term Loan B, 6.069%, 1M TSFR + 1.750%, 02/11/28	30,132	30,131
2024 M&A 1st lien Term Loan B, 6.049%, 3M TSFR + 1.750%, 06/13/31	137,534	137,305
		167,436
BHFTI-214

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Floating Rate Loans (g)—(Continued)
Security Description	Principal Amount*	Value

Electric — 0.0%
NRG Energy, Inc.
2024 Term Loan, 6.044%, 3M TSFR + 1.750%, 04/16/31	29,849	$29,836
Entertainment — 0.1%
DK Crown Holdings Inc.
2025 Term Loan B, 6.075%, 1M TSFR + 1.750%, 03/04/32	80,000	79,566
Flutter Financing BV
2024 Term Loan B, 6.049%, 3M TSFR + 1.750%, 11/30/30	201,367	200,990
Light & Wonder International, Inc.
2024 Term Loan B2, 6.566%, 1M TSFR + 2.250%, 04/14/29	9,925	9,882
Six Flags Entertainment Corp.
2024 Term Loan B, 6.325%, 1M TSFR + 2.000%, 05/01/31	29,775	29,707
		320,145
Food Service — 0.1%
Aramark Services, Inc.
2024 Term Loan B7, 04/06/28 (h)	15,000	15,030
2024 Term Loan B8, 6.325%, 1M TSFR + 2.000%, 06/22/30	133,312	133,479
		148,509
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 6.075%, 1M TSFR + 1.750%, 05/23/31	143,768	143,588
Healthcare-Products — 0.0%
Hanger, Inc.
2024 Delayed Draw Term Loan, 1M TSFR + 3.500%, 10/23/31 (i)	8,334	8,339
2024 Term Loan B, 7.825%, 1M TSFR + 3.500%, 10/23/31	64,731	64,763
		73,102
Healthcare-Services — 0.0%
IQVIA Inc.
2025 Repriced Term Loan B, 01/02/31 (h)	65,000	65,129
Insurance — 0.2%
Alliant Holdings Intermediate LLC
2024 Term Loan B6, 7.069%, 1M TSFR + 2.750%, 09/19/31	225,815	224,417
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 7.049% - 8.039%, 3M TSFR + 2.750%, 6M TSFR + 3.750%, 02/15/31 (j)	305,000	301,187
HUB International Ltd.
2025 Term Loan B, 6.787%, 3M TSFR + 2.500%, 06/20/30	34,564	34,450
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.575%, 1M TSFR + 2.250%, 09/15/31	19,950	19,944
Truist Insurance Holdings LLC
2024 Term Loan B, 7.049%, 3M TSFR + 2.750%, 05/06/31	34,097	33,927
		613,925
Security Description	Principal Amount*	Value

Leisure Time — 0.1%
Carnival Corp.
2025 Term Loan (2027), 6.325%, 1M TSFR + 2.000%, 08/08/27	124,132	$123,977
2025 Term Loan (2028), 6.325%, 1M TSFR + 2.000%, 10/18/28	281,539	281,539
		405,516
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 6.070%, 1M TSFR + 1.750%, 11/08/30	96,740	96,665
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 01/17/31 (h)	251,098	249,608
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.075%, 1M TSFR + 1.750%, 05/24/30	267,975	268,247
		614,520
Media — 0.0%
CSC Holdings LLC
2022 Term Loan B6, 8.819%, 1M TSFR + 4.500%, 01/18/28	32,059	31,201
Mining — 0.0%
Novelis Corp.
2025 Term Loan B, 6.289%, 3M TSFR + 2.000%, 02/25/32	113,456	113,485
Software — 0.0%
Open Text Corp.
2023 Term Loan B, 01/31/30 (h)	123,779	123,610
Telecommunications — 0.0%
Ciena Corp.
2025 Repriced Term Loan B, 6.069%, 1M TSFR + 1.750%, 10/24/30	28,831	28,860
Total Floating Rate Loans (Cost $3,302,641)		3,294,039

Convertible Bonds—0.6%
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc.
1.250%, 05/15/27	925,000	869,963
Internet — 0.1%
Uber Technologies, Inc.
0.875%, 12/01/28	200,000	243,400
Leisure Time — 0.1%
Carnival Corp.
5.750%, 12/01/27	152,000	253,612
Telecommunications — 0.2%
EchoStar Corp.
3.875%, 3.875% PIK, 11/30/30 (d)	850,743	949,589
Total Convertible Bonds (Cost $2,285,199)		2,316,564

BHFTI-215

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Municipals—0.1%
Security Description	Principal Amount*/ Shares	Value

Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $464,879)	465,000	$383,152

Short-Term Investments—1.0%
Repurchase Agreement—1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $3,734,668; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $3,809,125	3,734,331	3,734,331
Total Short-Term Investments (Cost $3,734,331)		3,734,331

Securities Lending Reinvestments (k)—0.9%
Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $250,031; collateralized by various Common Stock with an aggregate market value of $278,313	250,000	250,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $8,244; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $8,418	8,243	8,243
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $204,025	200,000	200,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $2,974; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $3,033	2,974	2,974
		461,217
Time Deposits—0.1%
Banco Santander SA
4.320%, 04/01/25	158,686	158,686
DNB Bank ASA
4.290%, 04/01/25	53,812	53,812
		212,498

Mutual Funds—0.7%
Allspring Government Money Market Fund, Select Class, 4.270% (l)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (l)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (l)	500,000	500,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (l)	200,000	$200,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (l)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (l)	200,000	200,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (l)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (l)	200,000	200,000
		2,500,000
Total Securities Lending Reinvestments (Cost $3,173,715)		3,173,715
Total Investments—100.3% (Cost $298,815,620)		357,800,437
Unfunded Loan Commitments—0.0% (Cost $(7,084))		(7,084)
Total Investments—100.3% (Cost $298,808,536)		357,793,353
Other assets and liabilities (net)—(0.3)%		(1,151,877)
Net Assets—100.0%		$356,641,476

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was
$2,961,203, which is 0.8% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $6,400,481 and the collateral received consisted of cash in the amount of $3,173,715 and non-cash collateral with a value of $3,439,328. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $802,000.
(g)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated

BHFTI-216

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(h)	This loan will settle after March 31, 2025, at which time the interest rate will be determined.
(i)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(j)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of March 31, 2025.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(l)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was $39,862,773, which is 11.2% of net assets.

Country Diversification as of March 31, 2025 (Unaudited)	% of Net Assets
United States	69.3
United Kingdom	3.6
Canada	2.9
Japan	2.5
Sweden	2.3
Australia	2.0
Netherlands	1.9
Taiwan	1.7
Mexico	1.3
Israel	1.2

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
CSC Holdings LLC, 3.375%, 02/15/31	02/14/23-08/29/23	USD	1,575,000	$1,171,193	$1,126,715
CSC Holdings LLC, 4.125%, 12/01/30	03/14/23-05/22/23	USD	400,000	306,778	289,655
CSC Holdings LLC, 4.500%, 11/15/31	01/05/23-06/23/23	USD	405,000	304,882	293,677
CSC Holdings LLC, 4.625%, 12/01/30	01/13/22-07/12/22	USD	1,385,000	1,170,142	673,993
CSC Holdings LLC, 5.375%, 02/01/28	01/12/18	USD	200,000	200,000	170,566
CSC Holdings LLC, 7.500%, 04/01/28	08/23/24-08/26/24	USD	575,000	325,832	406,597
					$2,961,203
BHFTI-217

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	25,500,000	HSBCU	06/18/25	USD	3,543,040	$(15,055)
EUR	8,670,000	MSC	06/18/25	USD	9,491,942	(76,567)
GBP	172,000	UBSA	06/18/25	USD	222,258	(94)
JPY	832,367,000	MSC	06/18/25	USD	5,654,652	(57,298)

Contracts to Deliver
AUD	2,345,000	HSBCU	06/18/25	USD	1,476,658	10,457
BRL	7,100,000	BOA	06/03/25	USD	1,205,986	(22,432)
BRL	1,607,000	BOA	06/03/25	USD	278,606	568
CAD	4,134,000	CBNA	06/18/25	USD	2,885,282	1,565
COP	5,516,862,000	UBSA	06/18/25	USD	1,325,277	19,628
IDR	13,600,000,000	BOA	06/18/25	USD	822,896	4,605
JPY	9,191,700	MSC	06/18/25	USD	624,053	5,946
KRW	935,594,000	BOA	06/18/25	USD	645,584	7,559
MXN	39,479,000	BOA	06/18/25	USD	1,914,777	5,268
NZD	660,000	MSC	06/18/25	USD	377,516	2,095
ZAR	5,850,000	BOA	06/18/25	USD	318,165	1,071

Cross Currency Contracts to Buy
EUR	319,781	MSC	06/18/25	NOK	3,786,000	(12,582)
Net Unrealized Depreciation						$(125,266)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/06/25	27	EUR	3,478,410	$26,822
U.S. Treasury Note 2 Year Futures	06/30/25	33	USD	6,836,672	11,376
U.S. Treasury Note 5 Year Futures	06/30/25	149	USD	16,115,281	102,161
U.S. Treasury Note 10 Year Futures	06/18/25	46	USD	5,116,063	32,718

Futures Contracts—Short
U.S. Treasury Long Bond Futures	06/18/25	(32)	USD	(3,753,000)	11,999
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	(8)	USD	(913,000)	(3,376)
U.S. Treasury Ultra Long Bond Futures	06/18/25	(10)	USD	(1,222,500)	8,448
Net Unrealized Appreciation					$190,148
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$5,784,910	$—	$—	$5,784,910
Broadline Retail	11,596,157	—	—	11,596,157
Building Products	5,895,899	—	—	5,895,899
Capital Markets	24,489,276	4,723,537	—	29,212,813
BHFTI-218

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Chemicals	$8,432,275	$—	$—	$8,432,275
Consumer Staples Distribution & Retail	7,667,438	—	—	7,667,438
Electrical Equipment	—	3,549,558	—	3,549,558
Electronic Equipment, Instruments & Components	—	5,275,059	—	5,275,059
Financial Services	11,307,167	—	—	11,307,167
Health Care Providers & Services	8,354,860	—	—	8,354,860
Hotels, Restaurants & Leisure	10,389,275	—	—	10,389,275
Interactive Media & Services	9,788,248	—	—	9,788,248
IT Services	5,510,602	6,831,095	—	12,341,697
Life Sciences Tools & Services	12,231,325	—	—	12,231,325
Machinery	21,891,279	7,614,239	—	29,505,518
Oil, Gas & Consumable Fuels	2,090,431	—	—	2,090,431
Semiconductors & Semiconductor Equipment	10,914,408	12,107,494	—	23,021,902
Software	16,734,643	—	—	16,734,643
Specialty Retail	17,148,335	—	—	17,148,335
Textiles, Apparel & Luxury Goods	—	3,134,099	—	3,134,099
Total Common Stocks	190,226,528	43,235,081	—	233,461,609
Total Corporate Bonds & Notes*	—	66,577,267	—	66,577,267
Total Foreign Government*	—	29,438,102	—	29,438,102
Total U.S. Treasury & Government Agencies*	—	15,421,658	—	15,421,658
Total Floating Rate Loans (Less Unfunded Loan Commitments of $7,084)*	—	3,286,955	—	3,286,955
Total Convertible Bonds*	—	2,316,564	—	2,316,564
Total Municipals*	—	383,152	—	383,152
Total Short-Term Investments*	—	3,734,331	—	3,734,331
Securities Lending Reinvestments
Repurchase Agreements	—	461,217	—	461,217
Time Deposits	—	212,498	—	212,498
Mutual Funds	2,500,000	—	—	2,500,000
Total Securities Lending Reinvestments	2,500,000	673,715	—	3,173,715
Total Investments	$192,726,528	$165,066,825	$—	$357,793,353
Collateral for Securities Loaned (Liability)	$—	$(3,173,715)	$—	$(3,173,715)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$58,762	$—	$58,762
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(184,028)	—	(184,028)
Total Forward Contracts	$—	$(125,266)	$—	$(125,266)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$193,524	$—	$—	$193,524
Futures Contracts (Unrealized Depreciation)	(3,376)	—	—	(3,376)
Total Futures Contracts	$190,148	$—	$—	$190,148

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-219

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.6%
Boeing Co. (a)	756,635	$129,044,099
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	288,576	34,701,264
Automobiles — 6.3%
Tesla, Inc. (a)	679,797	176,176,191
Beverages — 2.7%
Monster Beverage Corp. (a)	1,305,291	76,385,629
Biotechnology — 5.3%
Regeneron Pharmaceuticals, Inc.	84,368	53,508,717
Vertex Pharmaceuticals, Inc. (a)	195,936	94,993,691
		148,502,408
Broadline Retail — 7.1%
Alibaba Group Holding Ltd. (ADR)	198,030	26,185,507
Amazon.com, Inc. (a)	903,750	171,947,475
		198,132,982
Capital Markets — 2.4%
FactSet Research Systems, Inc. (b)	76,036	34,569,007
SEI Investments Co. (b)	433,139	33,624,581
		68,193,588
Entertainment — 9.3%
Netflix, Inc. (a)	201,468	187,874,954
Walt Disney Co.	733,439	72,390,429
		260,265,383
Financial Services — 7.5%
Block, Inc. (a)	366,861	19,931,558
PayPal Holdings, Inc. (a)	332,710	21,709,328
Visa, Inc. - Class A (b)	483,689	169,513,647
		211,154,533
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc. (a)	88,100	43,633,287
Hotels, Restaurants & Leisure — 3.3%
Starbucks Corp. (b)	486,705	47,740,893
Yum China Holdings, Inc. (b)	233,685	12,165,641
Yum! Brands, Inc. (b)	199,713	31,426,838
		91,333,372
Interactive Media & Services — 13.6%
Alphabet, Inc. - Class A	938,320	145,101,805
Alphabet, Inc. - Class C	75,311	11,765,837
Meta Platforms, Inc. - Class A	386,431	222,723,371
		379,591,013
IT Services — 2.4%
Shopify, Inc. - Class A (a)	709,261	67,652,860
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services — 1.9%
Illumina, Inc. (a) (b)	215,344	$17,085,393
Thermo Fisher Scientific, Inc.	73,606	36,626,346
		53,711,739
Machinery — 0.9%
Deere & Co.	55,576	26,084,596
Pharmaceuticals — 3.7%
Novartis AG (ADR)	288,599	32,173,017
Novo Nordisk AS (ADR)	658,998	45,760,821
Roche Holding AG (ADR) (b)	656,530	27,016,209
		104,950,047
Semiconductors & Semiconductor Equipment — 9.7%
NVIDIA Corp.	2,144,430	232,413,323
QUALCOMM, Inc.	250,650	38,502,347
		270,915,670
Software — 14.8%
Autodesk, Inc. (a)	291,036	76,193,225
Microsoft Corp.	310,622	116,604,393
Oracle Corp.	861,992	120,515,101
Salesforce, Inc.	292,192	78,412,645
Workday, Inc. - Class A (a) (b)	101,382	23,675,738
		415,401,102
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. - Class B	352,745	22,392,253
Total Common Stocks (Cost $1,672,254,551)		2,778,222,016

Short-Term Investments—0.8%
Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $23,257,768; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $23,720,857	23,255,668	23,255,668
Total Short-Term Investments (Cost $23,255,668)		23,255,668

Securities Lending Reinvestments (c)—2.4%
Certificates of Deposit—0.1%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	999,998
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,000,590
		2,000,588
BHFTI-220

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—0.9%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $3,000,362; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $3,060,002	3,000,000	$3,000,000
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $2,040,247	2,000,000	2,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,230,235	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $10,001,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $10,200,003	10,000,000	10,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $3,000,363; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $3,060,371	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $300,036; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $306,000	300,000	300,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,115,121	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,100,135	1,000,000	1,000,000
		24,300,000
Security Description	Principal Amount*/ Shares	Value
Time Deposits—0.5%
Banco Santander SA
4.320%, 04/01/25	3,320,287	$3,320,287
DNB Bank ASA
4.290%, 04/01/25	3,320,287	3,320,287
DZ Bank AG (NY)
4.310%, 04/01/25	3,320,287	3,320,287
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	3,144,877	3,144,877
		13,105,738

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (e)	4,000,000	4,000,000
		27,000,000
Total Securities Lending Reinvestments (Cost $66,405,738)		66,406,326
Total Investments—102.3% (Cost $1,761,915,957)		2,867,884,010
Other assets and liabilities (net)—(2.3)%		(65,491,742)
Net Assets—100.0%		$2,802,392,268

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $244,772,351 and the collateral received consisted of cash in the amount of $66,405,738 and non-cash collateral with a value of $181,587,502. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
BHFTI-221

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,778,222,016	$—	$—	$2,778,222,016
Total Short-Term Investments*	—	23,255,668	—	23,255,668
Securities Lending Reinvestments
Certificates of Deposit	—	2,000,588	—	2,000,588
Repurchase Agreements	—	24,300,000	—	24,300,000
Time Deposits	—	13,105,738	—	13,105,738
Mutual Funds	27,000,000	—	—	27,000,000
Total Securities Lending Reinvestments	27,000,000	39,406,326	—	66,406,326
Total Investments	$2,805,222,016	$62,661,994	$—	$2,867,884,010
Collateral for Securities Loaned (Liability)	$—	$(66,405,738)	$—	$(66,405,738)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-222

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—75.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies — 75.2%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	240,796,112	$2,302,010,829
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	15,055,058	253,376,634
MetLife MSCI EAFE Index Portfolio (Class A) (a)	39,148,592	621,288,147
MetLife Russell 2000 Index Portfolio (Class A) (a)	8,853,770	148,123,570
MetLife Stock Index Portfolio (Class A) (a)	12,997,864	873,066,524
Total Mutual Funds (Cost $4,216,307,245)		4,197,865,704

Short-Term Investments—24.8%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $5,334; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $5,562	5,334	5,334
U.S. Treasury—24.8%
U.S. Treasury Bills
Zero Coupon, 04/01/25 (b)	184,655,000	184,655,000
2.865%, 04/03/25 (b)	29,525,000	29,518,039
2.878%, 04/03/25 (b)	144,650,000	144,615,897
4.149%, 05/06/25 (b)	190,960,000	190,173,401
4.155%, 05/06/25 (b)	8,600,000	8,564,575
4.205%, 05/20/25 (b) (c) (d)	195,850,000	194,722,394
4.212%, 05/20/25 (b) (c) (d)	14,780,000	14,694,904
4.227%, 08/07/25 (b)	34,685,000	34,171,893
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.230%, 06/03/25 (b)	23,770,000	$23,595,316
4.232%, 08/07/25 (b)	60,500,000	59,605,004
4.235%, 06/03/25 (b)	236,230,000	234,493,967
4.239%, 08/07/25 (b)	20,185,000	19,886,397
4.240%, 07/15/25 (b)	187,570,000	185,283,209
4.255%, 08/07/25 (b)	17,420,000	17,162,300
4.296%, 08/07/25 (b)	37,480,000	36,925,546
4.298%, 08/07/25 (b)	5,100,000	5,024,554
		1,383,092,396
Total Short-Term Investments (Cost $1,383,111,713)		1,383,097,730
Total Investments—100.0% (Cost $5,599,418,958)		5,580,963,434
Other assets and liabilities (net)—0.0%		622,297
Net Assets—100.0%		$5,581,585,731

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $81,030,764.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $100,418,493.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the period ended March 31, 2025 were as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
MetLife Aggregate Bond Index Portfolio (Class A)	$2,360,652,627	$(120,527,854)	$(19,762,930)	$81,648,986	$2,302,010,829
MetLife Mid Cap Stock Index Portfolio (Class A)	272,254,880	(2,434,638)	268,800	(16,712,408)	253,376,634
MetLife MSCI EAFE Index Portfolio (Class A)	646,606,593	(75,286,309)	13,434,343	36,533,520	621,288,147
MetLife Russell 2000 Index Portfolio (Class A)	163,622,398	(96,803)	19,088	(15,421,113)	148,123,570
MetLife Stock Index Portfolio (Class A)	939,663,068	(27,960,855)	8,775,459	(47,411,148)	873,066,524
	$4,382,799,566	$(226,306,459)	$2,734,760	$38,637,837	$4,197,865,704

Security Description	Number of shares held at March 31, 2025
MetLife Aggregate Bond Index Portfolio (Class A)	240,796,112
MetLife Mid Cap Stock Index Portfolio (Class A)	15,055,058
MetLife MSCI EAFE Index Portfolio (Class A)	39,148,592
MetLife Russell 2000 Index Portfolio (Class A)	8,853,770
MetLife Stock Index Portfolio (Class A)	12,997,864
BHFTI-223

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/20/25	5,854	USD	707,251,010	$(27,331,246)
Russell 2000 Index E-Mini Futures	06/20/25	1,436	USD	145,545,780	(2,436,945)
S&P 500 Index E-Mini Futures	06/20/25	3,234	USD	914,130,525	(6,278,822)
S&P Midcap 400 Index E-Mini Futures	06/20/25	853	USD	250,662,580	(1,053,849)
Net Unrealized Depreciation					$(37,100,862)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.570%	Annually	01/17/35	USD	59,000,000	$(932,302)	$714	$(933,016)
Pay	12M SOFR	Annually	3.900%	Annually	01/17/35	USD	244,000,000	2,733,442	(77,234)	2,810,676
Pay	12M SOFR	Annually	3.900%	Annually	03/17/35	USD	303,000,000	3,372,717	3,191	3,369,526
Pay	12M SOFR	Annually	3.900%	Annually	06/14/35	USD	303,000,000	3,599,885	3,204	3,596,681
Pay	12M SOFR	Annually	3.910%	Annually	02/20/35	USD	244,000,000	2,924,841	54,804	2,870,037
Pay	12M SOFR	Annually	3.930%	Annually	02/20/35	USD	59,000,000	804,569	720	803,849
Pay	12M SOFR	Annually	4.120%	Annually	05/20/35	USD	303,000,000	9,049,054	3,204	9,045,850
Pay	12M SOFR	Annually	4.130%	Annually	04/23/35	USD	303,000,000	9,234,241	3,204	9,231,037
Totals								$30,786,447	$(8,193)	$30,794,640
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$4,197,865,704	$—	$—	$4,197,865,704
Total Short-Term Investments*	—	1,383,097,730	—	1,383,097,730
Total Investments	$4,197,865,704	$1,383,097,730	$—	$5,580,963,434
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(37,100,862)	$—	$—	$(37,100,862)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$31,727,656	$—	$31,727,656
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(933,016)	—	(933,016)
Total Centrally Cleared Swap Contracts	$—	$30,794,640	$—	$30,794,640

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-224

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Australia — 2.1%
APA Group	631,209	$3,122,904
Aristocrat Leisure Ltd.	136,888	5,528,194
CAR Group Ltd.	197,069	3,914,882
Glencore PLC (a)	2,752,381	10,124,997
Woodside Energy Group Ltd.	404,610	5,853,927
		28,544,904
Austria — 0.7%
Erste Group Bank AG	132,545	9,208,871
Brazil — 1.2%
B3 SA - Brasil Bolsa Balcao	4,107,900	8,739,217
Banco Bradesco SA (ADR) (b)	3,558,463	7,935,373
		16,674,590
Canada — 2.5%
Alimentation Couche-Tard, Inc.	114,119	5,628,036
Constellation Software, Inc.	5,718	18,108,503
RB Global, Inc. (b)	105,812	10,619,803
		34,356,342
China — 0.7%
China Resources Gas Group Ltd.	1,127,424	3,360,309
NXP Semiconductors NV	33,336	6,335,840
		9,696,149
Denmark — 2.4%
Novo Nordisk AS - Class B	370,990	25,714,193
Novonesis (Novozymes) - B Shares	124,206	7,238,566
		32,952,759
France — 8.1%
BNP Paribas SA	270,368	22,516,971
Capgemini SE	29,207	4,367,476
Cie Generale des Etablissements Michelin SCA	232,194	8,147,734
Legrand SA	146,693	15,532,475
LVMH Moet Hennessy Louis Vuitton SE	39,365	24,576,455
Thales SA	54,175	14,545,462
TotalEnergies SE	332,795	21,508,779
		111,195,352
Germany — 5.3%
E.ON SE	551,738	8,326,388
GEA Group AG	325,223	19,676,037
LEG Immobilien SE	97,021	6,867,926
Merck KGaA	73,600	10,076,883
MTU Aero Engines AG	47,863	16,577,416
Symrise AG	98,712	10,223,764
		71,748,414
Greece — 0.2%
Hellenic Telecommunications Organization SA	208,012	3,379,271
Hong Kong — 1.9%
AIA Group Ltd.	1,352,228	10,221,777
Security Description	Shares	Value
Hong Kong — (Continued)
CLP Holdings Ltd.	549,000	$4,475,143
Techtronic Industries Co. Ltd.	907,500	10,929,822
		25,626,742
India — 1.4%
HDFC Bank Ltd.	638,226	13,574,092
Reliance Industries Ltd.	413,081	6,138,651
		19,712,743
Ireland — 1.4%
Bank of Ireland Group PLC	1,573,728	18,624,042
Italy — 1.4%
Eni SpA	740,694	11,439,624
Ryanair Holdings PLC (ADR) (b)	168,247	7,128,625
		18,568,249
Japan — 17.3%
Chugai Pharmaceutical Co. Ltd.	107,900	4,928,216
Daiichi Sankyo Co. Ltd.	510,200	11,972,305
Daikin Industries Ltd.	93,900	10,194,474
Denso Corp. (b)	762,200	9,456,579
Disco Corp. (b)	11,300	2,326,557
Fujitsu Ltd.	469,500	9,333,507
Hitachi Ltd.	1,319,300	30,543,218
Kao Corp.	234,200	10,120,566
KDDI Corp.	723,800	11,422,387
Kirin Holdings Co. Ltd.	517,600	7,175,310
Mitsubishi Electric Corp.	869,700	15,879,363
Mitsubishi UFJ Financial Group, Inc.	1,620,100	21,879,831
Mitsui & Co. Ltd.	538,300	10,117,673
Nomura Research Institute Ltd. (b)	92,600	3,005,033
Olympus Corp. (b)	370,500	4,866,387
Pan Pacific International Holdings Corp. (b)	325,000	8,896,266
Renesas Electronics Corp.	737,600	10,019,166
Secom Co. Ltd.	33,600	1,143,986
Shin-Etsu Chemical Co. Ltd.	367,600	10,473,158
SMC Corp. (b)	33,000	11,742,499
SoftBank Group Corp. (b)	77,400	3,916,633
Sompo Holdings, Inc.	249,400	7,560,236
Terumo Corp. (b)	212,000	3,980,275
Toyota Industries Corp. (b)	149,600	12,767,423
Yamaha Corp. (b)	367,600	2,847,718
		236,568,766
Macau — 0.2%
Sands China Ltd. (a)	1,456,400	2,932,991
Netherlands — 7.4%
ABN AMRO Bank NV	862,219	18,159,473
Akzo Nobel NV	119,360	7,358,701
ASML Holding NV	30,114	19,926,346
Euronext NV	184,111	26,663,970
Heineken NV	129,028	10,537,265
Koninklijke KPN NV	1,021,425	4,324,404
BHFTI-225

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Netherlands — (Continued)
Wolters Kluwer NV	87,772	$13,633,257
		100,603,416
Portugal — 1.4%
Galp Energia SGPS SA	771,129	13,559,772
Jeronimo Martins SGPS SA	266,219	5,655,088
		19,214,860
South Korea — 0.9%
Samsung Electronics Co. Ltd.	182,870	7,241,969
Samsung Fire & Marine Insurance Co. Ltd.	18,824	4,603,750
		11,845,719
Spain — 3.0%
Amadeus IT Group SA	174,120	13,343,362
Cellnex Telecom SA (a) (b)	276,881	9,828,270
Iberdrola SA	1,110,676	17,955,644
		41,127,276
Switzerland — 3.5%
Cie Financiere Richemont SA - Class A	101,614	17,744,406
Julius Baer Group Ltd.	295,136	20,386,210
Sika AG	41,850	10,137,148
		48,267,764
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	559,468	15,596,741
Thailand — 0.5%
Advanced Info Service PCL	856,000	6,955,995
United Kingdom — 13.2%
Barclays PLC	6,257,999	23,499,379
Beazley PLC	1,856,479	22,336,231
British American Tobacco PLC	448,364	18,484,767
Burberry Group PLC	226,548	2,291,088
ConvaTec Group PLC	2,631,062	8,778,360
Croda International PLC	170,840	6,474,286
Diageo PLC	554,503	14,465,194
Flutter Entertainment PLC (a)	31,970	7,082,953
Hiscox Ltd.	816,964	12,421,746
London Stock Exchange Group PLC	114,367	16,959,683
NatWest Group PLC	4,360,054	25,544,871
Next PLC	54,755	7,882,667
Weir Group PLC	289,539	8,742,508
Whitbread PLC	158,904	5,053,109
		180,016,842
United States — 20.5%
Aon PLC - Class A	57,750	23,047,447
Cadence Design Systems, Inc. (a)	58,970	14,997,840
CSL Ltd.	87,093	13,625,387
James Hardie Industries PLC (a)	290,096	6,881,891
Linde PLC	84,023	39,124,470
Nestle SA	315,966	31,952,848
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Qiagen NV (a)	276,619	$10,977,609
Roche Holding AG	120,125	39,497,403
Sanofi SA	160,813	17,819,669
Schneider Electric SE	189,456	43,855,820
Spotify Technology SA (a)	19,356	10,646,381
Visa, Inc. - Class A (b)	54,658	19,155,443
Willis Towers Watson PLC	24,168	8,167,576
		279,749,784
Total Common Stocks (Cost $1,077,082,935)		1,343,168,582

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	9,715	0

Short-Term Investments—1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25 with a maturity value of $18,072,225; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $18,432,208	18,070,594	18,070,594
Total Short-Term Investments (Cost $18,070,594)		18,070,594

Securities Lending Reinvestments (c)—1.8%
Time Deposit — 0.1%
Banco Santander SA 4.320%, 04/01/25	1,112,462	1,112,462

Repurchase Agreements — 0.2%
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $35,830; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $36,543	35,826	35,826
BHFTI-226

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,115,121	1,000,000	$1,000,000
		3,035,826

Mutual Funds — 1.5%
Allspring Government Money Market Fund, Select Class, 4.270% (d)	3,000,000	3,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (d)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (d)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (d)	1,000,000	1,000,000
		20,000,000
Total Securities Lending Reinvestments (Cost $24,148,288)		24,148,288
Total Investments—101.4% (Cost $1,119,301,817)		1,385,387,464
Other assets and liabilities (net)—(1.4)%		(18,527,238)
Net Assets—100.0%		$1,366,860,226

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $57,369,603 and the collateral received consisted of cash in the amount of
$24,148,288 and non-cash collateral with a value of $35,165,627. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Banks	11.8
Pharmaceuticals	8.1
Chemicals	6.7
Insurance	6.5
Electrical Equipment	5.5
Capital Markets	5.3
Machinery	4.7
Oil, Gas & Consumable Fuels	4.3
Semiconductors & Semiconductor Equipment	4.0
Textiles, Apparel & Luxury Goods	3.3
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$28,544,904	$—	$28,544,904
Austria	—	9,208,871	—	9,208,871
Brazil	16,674,590	—	—	16,674,590
Canada	34,356,342	—	—	34,356,342
China	6,335,840	3,360,309	—	9,696,149
Denmark	—	32,952,759	—	32,952,759
France	—	111,195,352	—	111,195,352
Germany	—	71,748,414	—	71,748,414
Greece	—	3,379,271	—	3,379,271
Hong Kong	—	25,626,742	—	25,626,742
India	—	19,712,743	—	19,712,743
Ireland	—	18,624,042	—	18,624,042
BHFTI-227

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Italy	$7,128,625	$11,439,624	$—	$18,568,249
Japan	—	236,568,766	—	236,568,766
Macau	—	2,932,991	—	2,932,991
Netherlands	—	100,603,416	—	100,603,416
Portugal	—	19,214,860	—	19,214,860
South Korea	—	11,845,719	—	11,845,719
Spain	—	41,127,276	—	41,127,276
Switzerland	—	48,267,764	—	48,267,764
Taiwan	—	15,596,741	—	15,596,741
Thailand	—	6,955,995	—	6,955,995
United Kingdom	7,082,953	172,933,889	—	180,016,842
United States	115,139,157	164,610,627	—	279,749,784
Total Common Stocks	186,717,507	1,156,451,075	—	1,343,168,582
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	18,070,594	—	18,070,594
Securities Lending Reinvestments
Time Deposit	—	1,112,462	—	1,112,462
Repurchase Agreements	—	3,035,826	—	3,035,826
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	4,148,288	—	24,148,288
Total Investments	$206,717,507	$1,178,669,957	$—	$1,385,387,464
Collateral for Securities Loaned (Liability)	$—	$(24,148,288)	$—	$(24,148,288)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-228

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—94.7% of Net Assets

Security Description	Shares	Value

Automobiles — 0.3%
Rivian Automotive, Inc. - Class A (a) (b)	261,976	$3,261,601
Beverages — 2.4%
Celsius Holdings, Inc. (a) (b)	761,461	27,123,241
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc. (b)	10,866	2,934,037
Argenx SE (ADR) (b)	5,843	3,458,267
ProKidney Corp. (a) (b)	849,350	744,201
Roivant Sciences Ltd. (a) (b)	1,805,864	18,221,168
		25,357,673
Broadline Retail — 4.7%
Global-e Online Ltd. (a) (b)	1,495,724	53,322,561
Capital Markets — 1.1%
Coinbase Global, Inc. - Class A (b)	75,494	13,002,332
Entertainment — 4.8%
ROBLOX Corp. - Class A (b)	936,537	54,590,742
Financial Services — 6.0%
Affirm Holdings, Inc. (a) (b)	1,201,266	54,285,210
Federal National Mortgage Association (a) (b)	1,785,943	11,287,160
Toast, Inc. - Class A (b)	84,447	2,801,107
		68,373,477
Health Care Equipment & Supplies — 1.5%
Dexcom, Inc. (b)	246,398	16,826,519
Health Care Providers & Services — 3.8%
agilon health, Inc. (b)	7,220,112	31,263,085
HealthEquity, Inc. (a) (b)	134,311	11,869,063
		43,132,148
Hotels, Restaurants & Leisure — 4.8%
DoorDash, Inc. - Class A (b)	301,570	55,117,949
IT Services — 13.4%
Cloudflare, Inc. - Class A (b)	988,853	111,433,845
Snowflake, Inc. - Class A (b)	275,616	40,284,034
		151,717,879
Leisure Products — 1.4%
Peloton Interactive, Inc. - Class A (a) (b)	2,569,548	16,239,543
Machinery — 0.5%
Symbotic, Inc. (a) (b)	267,081	5,397,707
Media — 1.0%
Trade Desk, Inc. - Class A (b)	211,060	11,549,203
Other — 4.2%
QXO, Inc. (a)	3,511,284	47,542,785
Personal Care Products — 1.7%
Oddity Tech Ltd. - Class A (a) (b)	452,710	19,584,235
Security Description	Shares/ Principal Amount*	Value
Pharmaceuticals — 4.8%
Royalty Pharma PLC - Class A (a)	1,754,434	$54,615,530
Real Estate Management & Development — 2.7%
Landbridge Co. LLC - Class A (a)	425,122	30,583,277
Software — 17.0%
AppLovin Corp. - Class A (b)	113,292	30,018,981
Aurora Innovation, Inc. (a) (b)	9,819,883	66,038,713
MicroStrategy, Inc. - Class A (a) (b)	225,863	65,109,527
Samsara, Inc. - Class A (a) (b)	829,844	31,807,921
		192,975,142
Specialty Retail — 10.7%
Carvana Co. (a) (b)	199,180	41,644,554
Chewy, Inc. - Class A (a) (b)	1,272,888	41,381,589
Floor & Decor Holdings, Inc. - Class A (a) (b)	473,651	38,114,696
		121,140,839
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. (a) (b)	133,042	2,936,237
Trading Companies & Distributors — 5.4%
Core & Main, Inc. - Class A (a) (b)	1,270,464	61,376,116
Total Common Stocks (Cost $1,024,526,815)		1,075,766,736

Convertible Preferred Stocks—2.6%
Software — 2.6%
Databricks, Inc. - Series H † (b) (c) (d)	229,833	21,259,552
Databricks, Inc. - Series I † (b) (c) (d)	83,793	7,750,853
Total Convertible Preferred Stocks (Cost $23,047,865)		29,010,405

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (b) (c) (d) (Cost $0)	60,812	12,466

Short-Term Investments—2.4%
Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $27,859,003; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $28,413,787	27,856,488	27,856,488
Total Short-Term Investments (Cost $27,856,488)		27,856,488
BHFTI-229

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—15.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.0%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	$999,998
Bank of Nova Scotia
4.680%, SOFR + 0.340%, 05/02/25 (f)	2,000,000	2,000,360
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (f)	2,000,000	1,999,976
Mizuho Bank Ltd.
4.590%, SOFR + 0.230%, 05/09/25 (f)	2,000,000	2,000,020
Royal Bank of Canada
4.680%, SOFR + 0.340%, 05/08/25 (f)	1,000,000	1,000,195
Toronto-Dominion Bank
4.700%, SOFR + 0.340%, 05/09/25 (f)	2,000,000	1,999,966
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (f)	2,000,000	2,000,262
		12,000,777
Commercial Paper—0.8%
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (f)	2,000,000	1,999,898
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Ionic Funding LLC (Series III)
4.430%, 04/24/25	2,000,000	1,994,125
Sheffield Receivables Co. LLC
4.380%, 04/21/25	1,000,000	997,404
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
4.490%, SOFR + 0.130%, 06/05/25 (f)	1,000,000	999,926
		8,972,494
Repurchase Agreements—9.5%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,226,506	2,000,000	2,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $26,253,179; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $26,778,243	26,250,000	26,250,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.340%, due on 04/01/25 with a maturity value of $15,001,808; collateralized by U.S. Treasury Obligations with rates ranging from 2.750% - 4.000%, maturity dates ranging from 02/15/28 - 07/31/29, and an aggregate market value of $15,300,003	15,000,000	15,000,000
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $5,125,389; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $5,100,500	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,230,235	2,000,000	$2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $14,012,141; collateralized by various Common Stock with an aggregate market value of $15,611,443	14,000,000	14,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $19,016,773; collateralized by various Common Stock with an aggregate market value of $21,187,587	19,000,000	19,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $13,058,139; collateralized by various Common Stock with an aggregate market value of $14,446,290	13,000,000	13,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $6,000,727; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $6,120,741	6,000,000	6,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $600,072; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $612,000	600,000	600,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $5,000,622; collateralized by various Common Stock with an aggregate market value of $5,575,605	5,000,000	5,000,000
		107,850,000
Time Deposits—1.1%
Banco Santander SA
4.320%, 04/01/25	2,111,748	2,111,748
DNB Bank ASA
4.290%, 04/01/25	8,540,597	8,540,597
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	1,360,031	1,360,031
		12,012,376

Mutual Funds—2.6%
Allspring Government Money Market Fund, Select Class, 4.270% (g)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (g)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (g)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (g)	5,000,000	5,000,000
BHFTI-230

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (g)	3,000,000	$3,000,000
		30,000,000
Total Securities Lending Reinvestments (Cost $170,836,058)		170,835,647
Total Purchased Options—0.2% (h) (Cost $4,954,854)		1,910,060
Total Investments—114.9% (Cost $1,251,222,080)		1,305,391,802
Other assets and liabilities (net)—(14.9)%		(169,461,316)
Net Assets—100.0%		$1,135,930,486

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $29,022,871,

which is 2.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $294,182,951 and the collateral received consisted of cash in the amount of $170,811,935 and non-cash collateral with a value of $129,787,941. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 2.6% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,079	$21,259,552
Databricks, Inc. - Series I	09/14/23	83,793	6,158,786	7,750,853
Flipkart Ltd.	08/20/18	60,812	0	12,466
				$29,022,871
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.660	09/01/25	JPMC	132,643,208	USD	132,643,208	$550,237	$185,037	$(365,200)
USD Call/CNH Put	CNH	7.765	10/16/25	SCB	272,541,046	USD	272,541,045	1,186,099	408,267	(777,832)
USD Call/CNH Put	CNH	7.770	07/31/25	JPMC	120,117,032	USD	120,117,032	522,749	57,536	(465,213)
USD Call/CNH Put	CNH	7.820	02/25/26	JPMC	310,359,994	USD	310,359,994	1,281,476	937,598	(343,878)
USD Call/CNH Put	CNH	8.023	12/02/25	GSI	298,350,898	USD	298,350,898	1,414,293	321,622	(1,092,671)
Totals								$4,954,854	$1,910,060	$(3,044,794)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,075,766,736	$—	$—	$1,075,766,736
Total Convertible Preferred Stocks*	—	—	29,010,405	29,010,405
Total Escrow Shares*	—	—	12,466	12,466
Total Short-Term Investments*	—	27,856,488	—	27,856,488
BHFTI-231

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$12,000,777	$—	$12,000,777
Commercial Paper	—	8,972,494	—	8,972,494
Repurchase Agreements	—	107,850,000	—	107,850,000
Time Deposits	—	12,012,376	—	12,012,376
Mutual Funds	30,000,000	—	—	30,000,000
Total Securities Lending Reinvestments	30,000,000	140,835,647	—	170,835,647
Total Purchased Options at Value	—	1,910,060	—	1,910,060
Total Investments	$1,105,766,736	$170,602,195	$29,022,871	$1,305,391,802
Collateral for Securities Loaned (Liability)	$—	$(170,811,935)	$—	$(170,811,935)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2025	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2025
Convertible Preferred Stocks
Software	$29,010,405	—	$29,010,405	—
Escrow Shares
Broadline Retail	12,466	—	12,466	—
	$29,022,871	—	$29,022,871	—

	Fair Value at March 31, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$29,010,405	Market Transaction Method	Precedent Transactions	$92.50	$92.50	$92.50	Increase
Escrow Shares
Broadline Retail	12,466	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease
BHFTI-232

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—12.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.1%
Axon Enterprise, Inc. (a)	124	$65,218
BAE Systems PLC	4,563	92,334
Elbit Systems Ltd.	343	131,601
General Dynamics Corp.	517	140,924
General Electric Co.	3,091	618,664
Howmet Aerospace, Inc.	987	128,044
Kongsberg Gruppen ASA	273	40,026
Lockheed Martin Corp.	207	92,469
Northrop Grumman Corp.	296	151,555
Thales SA	360	96,656
		1,557,491
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	2,787	285,389
Expeditors International of Washington, Inc.	1,061	127,585
		412,974
Automobile Components — 0.1%
Bridgestone Corp.	4,400	176,710
Cie Generale des Etablissements Michelin SCA	15,196	533,231
Denso Corp.	8,000	99,255
Sumitomo Electric Industries Ltd.	7,200	120,157
		929,353
Automobiles — 0.1%
Ferrari NV	222	94,688
General Motors Co.	2,888	135,823
Honda Motor Co. Ltd.	16,900	153,329
Isuzu Motors Ltd.	9,400	127,312
Subaru Corp.	10,200	181,603
Suzuki Motor Corp.	10,500	128,022
Tesla, Inc. (a)	2,689	696,881
Toyota Motor Corp.	7,400	130,525
Yamaha Motor Co. Ltd.	11,700	93,499
		1,741,682
Banks — 0.4%
ABN AMRO Bank NV	1,018	21,440
AIB Group PLC	3,731	24,219
ANZ Group Holdings Ltd.	6,452	117,945
Banco Bilbao Vizcaya Argentaria SA	13,008	177,315
Bank Leumi Le-Israel BM	3,053	41,038
Bank of Ireland Group PLC	2,231	26,402
Bank of Montreal	1,513	144,482
Bank of Nova Scotia	2,515	119,244
BOC Hong Kong Holdings Ltd.	37,500	151,812
Canadian Imperial Bank of Commerce	1,961	110,311
Citizens Financial Group, Inc.	527	21,591
Commerzbank AG	2,296	52,122
Commonwealth Bank of Australia	3,437	326,603
DBS Group Holdings Ltd.	1,600	54,911
DNB Bank ASA	1,941	51,053
Erste Group Bank AG	735	51,066
Fifth Third Bancorp	1,508	59,114
FinecoBank Banca Fineco SpA	1,300	25,756
Security Description	Shares	Value
Banks—(Continued)
Hang Seng Bank Ltd.	7,800	$105,979
HSBC Holdings PLC	55,434	628,549
ING Groep NV	7,750	151,719
Intesa Sanpaolo SpA	73,355	377,665
Israel Discount Bank Ltd. - Class A	2,510	17,441
Japan Post Bank Co. Ltd.	10,500	106,046
KBC Group NV	486	44,449
M&T Bank Corp.	439	78,471
Mediobanca Banca di Credito Finanziario SpA	1,151	21,613
Mizuho Financial Group, Inc.	3,550	96,686
National Australia Bank Ltd.	6,745	144,394
National Bank of Canada	728	60,084
NatWest Group PLC	66,040	386,918
Nordea Bank Abp	4,329	55,358
Oversea-Chinese Banking Corp. Ltd.	5,300	67,730
PNC Financial Services Group, Inc.	670	117,766
Royal Bank of Canada	348	39,200
Skandinaviska Enskilda Banken AB - Class A (a)	3,492	57,256
Sumitomo Mitsui Financial Group, Inc.	2,900	73,996
Sumitomo Mitsui Trust Group, Inc.	3,000	74,861
Swedbank AB - A Shares	1,877	42,699
Toronto-Dominion Bank	857	51,353
U.S. Bancorp	1,848	78,023
UniCredit SpA	3,230	181,291
United Overseas Bank Ltd.	1,800	50,695
Wells Fargo & Co.	4,849	348,110
Westpac Banking Corp.	7,479	148,482
		5,183,258
Beverages — 0.2%
Carlsberg AS - Class B	1,105	140,746
Coca-Cola Co.	6,053	433,516
Coca-Cola Europacific Partners PLC	2,047	178,150
Coca-Cola HBC AG	2,276	103,060
Diageo PLC	5,745	149,869
Kirin Holdings Co. Ltd.	22,500	311,910
Monster Beverage Corp. (a)	1,731	101,298
PepsiCo, Inc.	2,510	376,349
Suntory Beverage & Food Ltd.	9,600	316,259
		2,111,157
Biotechnology — 0.1%
Genmab AS (a)	697	136,071
Gilead Sciences, Inc.	3,659	409,991
Incyte Corp. (a)	3,340	202,237
		748,299
Broadline Retail — 0.1%
Canadian Tire Corp. Ltd. - Class A	273	28,350
Dollarama, Inc.	2,927	312,989
eBay, Inc.	2,679	181,449
Next PLC	845	121,648
Pan Pacific International Holdings Corp.	7,900	216,248
Wesfarmers Ltd.	5,971	270,562
		1,131,246
BHFTI-233

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Building Products — 0.1%
A.O. Smith Corp.	305	$19,935
Allegion PLC	213	27,788
Assa Abloy AB - Class B	3,464	104,089
Builders FirstSource, Inc. (a)	272	33,984
Carrier Global Corp.	2,013	127,624
Cie de Saint-Gobain SA	1,460	145,127
Geberit AG	118	73,672
Johnson Controls International PLC	2,031	162,703
Masco Corp.	544	37,830
Rockwool AS - B Shares	30	12,451
Trane Technologies PLC	1,560	525,595
		1,270,798
Capital Markets — 0.1%
3i Group PLC	2,001	93,737
ASX Ltd.	1,094	44,734
Bank of New York Mellon Corp.	1,167	97,876
Blackstone, Inc.	867	121,189
Brookfield Asset Management Ltd. - Class A	709	34,321
Cboe Global Markets, Inc.	146	33,038
Deutsche Boerse AG	57	16,800
EQT AB	854	26,109
Euronext NV	179	25,924
Futu Holdings Ltd. (ADR)	125	12,794
MarketAxess Holdings, Inc.	54	11,683
Moody's Corp.	192	89,412
MSCI, Inc.	96	54,288
Nasdaq, Inc.	510	38,689
Northern Trust Corp.	1,285	126,765
Raymond James Financial, Inc.	223	30,977
Schroders PLC	2,002	9,058
Singapore Exchange Ltd.	9,300	92,585
State Street Corp.	1,648	147,545
T. Rowe Price Group, Inc.	778	71,475
TMX Group Ltd.	2,057	75,101
		1,254,100
Chemicals — 0.5%
Air Liquide SA	855	162,708
Air Products & Chemicals, Inc.	1,340	395,193
Akzo Nobel NV	1,195	73,673
Asahi Kasei Corp.	25,000	175,012
BASF SE	8,500	422,456
CF Industries Holdings, Inc.	6,123	478,512
Corteva, Inc.	5,790	364,365
Dow, Inc.	2,297	80,211
Eastman Chemical Co.	5,502	484,781
Ecolab, Inc.	3,202	811,771
EMS-Chemie Holding AG	219	148,771
Evonik Industries AG	1,973	42,578
FMC Corp.	7,082	298,790
Mitsubishi Chemical Group Corp.	39,900	196,926
Nippon Sanso Holdings Corp.	6,200	187,353
Nitto Denko Corp.	24,200	446,019
Nutrien Ltd.	1,310	65,015
Sherwin-Williams Co.	2,197	767,170
Security Description	Shares	Value
Chemicals—(Continued)
Shin-Etsu Chemical Co. Ltd.	3,500	$99,717
Sika AG	1,032	249,977
Toray Industries, Inc.	26,500	180,965
		6,131,963
Commercial Services & Supplies — 0.1%
Brambles Ltd.	4,445	55,916
Cintas Corp.	1,237	254,241
Dai Nippon Printing Co. Ltd.	5,200	73,801
Element Fleet Management Corp.	2,743	54,534
Rollins, Inc.	2,792	150,852
Secom Co. Ltd.	3,000	102,142
Securitas AB - B Shares	1,519	21,487
TOPPAN Holdings, Inc.	2,800	76,490
Waste Management, Inc.	281	65,054
		854,517
Communications Equipment — 0.0%
Arista Networks, Inc. (a)	284	22,004
F5, Inc. (a)	566	150,709
Juniper Networks, Inc.	1,145	41,438
Motorola Solutions, Inc.	42	18,388
Telefonaktiebolaget LM Ericsson - B Shares	18,406	142,785
		375,324
Construction & Engineering — 0.0%
Kajima Corp.	4,100	83,715
Obayashi Corp.	5,400	71,793
Stantec, Inc.	610	50,562
Taisei Corp.	1,800	79,664
		285,734
Construction Materials — 0.1%
Heidelberg Materials AG	2,944	503,730
Holcim AG	6,627	712,888
James Hardie Industries PLC (a)	2,596	61,585
		1,278,203
Consumer Finance — 0.1%
American Express Co.	1,408	378,822
Discover Financial Services	1,807	308,455
Synchrony Financial	4,058	214,831
		902,108
Consumer Staples Distribution & Retail — 0.5%
Alimentation Couche-Tard, Inc.	7,540	371,852
Carrefour SA	23,422	335,896
Coles Group Ltd.	13,656	166,969
Costco Wholesale Corp.	588	556,119
Empire Co. Ltd. - Class A	7,694	257,973
George Weston Ltd.	1,254	213,783
Jeronimo Martins SGPS SA	2,574	54,678
Kesko OYJ - B Shares	2,647	54,166
Kobe Bussan Co. Ltd.	1,600	37,595
Koninklijke Ahold Delhaize NV	28,140	1,052,034
BHFTI-234

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Kroger Co.	1,612	$109,116
Loblaw Cos. Ltd.	3,553	497,897
Metro, Inc.	4,721	328,293
Sysco Corp.	597	44,799
Target Corp.	1,179	123,040
Tesco PLC	73,158	314,297
Walmart, Inc.	16,131	1,416,140
Woolworths Group Ltd.	13,411	248,430
		6,183,077
Containers & Packaging — 0.2%
Amcor PLC	45,507	441,418
CCL Industries, Inc. - Class B	3,076	150,246
International Paper Co.	18,413	982,334
Packaging Corp. of America	2,690	532,674
		2,106,672
Diversified Consumer Services — 0.0%
Pearson PLC	9,678	152,922
Diversified REITs — 0.0%
Land Securities Group PLC	1,609	11,434
Stockland	5,158	15,878
		27,312
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	12,841	363,144
BT Group PLC	28,092	60,323
Deutsche Telekom AG	7,584	280,825
Elisa OYJ	5,665	276,039
Koninklijke KPN NV	96,096	406,841
Nippon Telegraph & Telephone Corp.	128,300	123,923
Orange SA	37,042	480,294
Quebecor, Inc. - Class B	4,582	115,613
Singapore Telecommunications Ltd.	116,300	294,866
Swisscom AG	665	382,887
Telefonica SA	7,418	34,906
Telenor ASA	18,766	268,093
Telia Co. AB	65,898	237,802
Telstra Group Ltd.	108,410	285,810
Verizon Communications, Inc.	3,087	140,026
		3,751,392
Electric Utilities — 0.9%
Acciona SA	337	44,130
Alliant Energy Corp.	3,910	251,608
American Electric Power Co., Inc.	3,696	403,862
BKW AG	2,021	354,622
Chubu Electric Power Co., Inc.	20,500	222,345
CK Infrastructure Holdings Ltd.	33,165	198,620
CLP Holdings Ltd.	36,500	297,528
Constellation Energy Corp.	2,728	550,047
Duke Energy Corp.	3,444	420,065
Edison International	4,181	246,345
EDP SA	9,182	31,041
Endesa SA	3,625	96,000
Security Description	Shares	Value
Electric Utilities—(Continued)
Enel SpA	183,939	$1,492,067
Entergy Corp.	4,461	381,371
Exelon Corp.	2,517	115,983
Fortis, Inc.	6,952	316,670
Fortum OYJ	7,337	120,283
Hydro One Ltd.	8,144	273,853
Iberdrola SA	133,406	2,156,696
NextEra Energy, Inc.	12,419	880,383
NRG Energy, Inc.	4,225	403,318
Origin Energy Ltd.	29,755	196,808
Pinnacle West Capital Corp.	967	92,107
Power Assets Holdings Ltd.	43,500	260,495
Redeia Corp. SA	11,545	231,839
Southern Co.	10,104	929,063
SSE PLC	18,064	371,728
Verbund AG	1,160	82,292
Xcel Energy, Inc.	893	63,215
		11,484,384
Electrical Equipment — 0.1%
ABB Ltd.	7,992	413,596
Eaton Corp. PLC	902	245,191
Emerson Electric Co.	114	12,499
Generac Holdings, Inc. (a)	132	16,718
Hubbell, Inc.	129	42,687
Legrand SA	946	100,166
Mitsubishi Electric Corp.	3,400	62,079
Prysmian SpA	958	52,586
Schneider Electric SE	1,653	382,641
		1,328,163
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. - Class A	308	20,202
Keysight Technologies, Inc. (a)	945	141,533
Shimadzu Corp.	900	22,510
TE Connectivity PLC	1,020	144,146
Teledyne Technologies, Inc. (a)	27	13,438
Trimble, Inc. (a)	2,476	162,549
Yokogawa Electric Corp.	6,100	118,480
Zebra Technologies Corp. - Class A (a)	14	3,956
		626,814
Energy Equipment & Services — 0.1%
Halliburton Co.	9,630	244,313
Schlumberger NV	10,816	452,109
Tenaris SA	12,863	251,311
		947,733
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	1,834	183,229
Electronic Arts, Inc.	997	144,086
Konami Group Corp.	300	35,434
Netflix, Inc. (a)	705	657,434
Sea Ltd. (ADR) (a)	1,390	181,381
Spotify Technology SA (a)	1,571	864,097
BHFTI-235

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Universal Music Group NV	4,816	$132,737
		2,198,398
Financial Services — 0.1%
Adyen NV (a)	52	79,482
Berkshire Hathaway, Inc. - Class B (a)	246	131,015
EXOR NV	431	39,218
Fiserv, Inc. (a)	703	155,243
Industrivarden AB - A Shares	272	10,008
Investor AB - B Shares	3,309	98,772
Jack Henry & Associates, Inc.	558	101,891
M&G PLC	4,887	12,599
Mastercard, Inc. - Class A	750	411,090
PayPal Holdings, Inc. (a)	1,229	80,192
Sofina SA	35	8,954
Visa, Inc. - Class A	1,474	516,578
Wise PLC - Class A (a)	1,214	14,867
		1,659,909
Food Products — 0.2%
Campbell's Co.	1,449	57,844
Conagra Brands, Inc.	13,252	353,431
Danone SA	8,714	667,738
General Mills, Inc.	6,102	364,839
Hormel Foods Corp.	3,275	101,328
J.M. Smucker Co.	571	67,612
Kerry Group PLC - Class A	1,710	179,270
McCormick & Co., Inc.	4,205	346,114
MEIJI Holdings Co. Ltd.	900	19,480
WH Group Ltd.	177,000	162,753
Wilmar International Ltd.	96,100	238,492
		2,558,901
Gas Utilities — 0.0%
Hong Kong & China Gas Co. Ltd.	354,000	304,903
Ground Transportation — 0.1%
Canadian National Railway Co.	432	42,040
CSX Corp.	2,448	72,045
East Japan Railway Co.	4,300	84,772
Hankyu Hanshin Holdings, Inc.	3,900	104,708
MTR Corp. Ltd.	25,000	82,050
Old Dominion Freight Line, Inc.	420	69,489
Tokyu Corp.	6,800	76,541
Union Pacific Corp.	546	128,987
		660,632
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	6,150	815,797
Align Technology, Inc. (a)	134	21,287
Boston Scientific Corp. (a)	2,909	293,460
Cochlear Ltd.	689	113,457
Cooper Cos., Inc. (a)	2,265	191,053
Demant AS (a)	1,088	36,582
Dexcom, Inc. (a)	779	53,198
Edwards Lifesciences Corp. (a)	1,257	91,107
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
EssilorLuxottica SA	1,608	$462,597
GE HealthCare Technologies, Inc.	991	79,984
Hoya Corp.	1,300	146,646
Insulet Corp. (a)	564	148,112
Intuitive Surgical, Inc. (a)	684	338,765
Koninklijke Philips NV (a)	8,789	223,299
Medtronic PLC	2,409	216,473
Olympus Corp.	30,800	404,547
ResMed, Inc.	665	148,860
Siemens Healthineers AG	1,227	65,835
Smith & Nephew PLC	9,765	137,347
Solventum Corp. (a)	1,061	80,678
Sonova Holding AG	563	164,116
Straumann Holding AG	1,296	156,523
Stryker Corp.	168	62,538
Terumo Corp.	11,500	215,911
		4,668,172
Health Care Providers & Services — 0.1%
Cardinal Health, Inc.	238	32,789
Centene Corp. (a)	1,032	62,653
Cigna Group	655	215,495
DaVita, Inc. (a)	1,173	179,434
Fresenius Medical Care AG	2,068	102,132
HCA Healthcare, Inc.	397	137,184
Henry Schein, Inc. (a)	2,259	154,719
NMC Health PLC (a) (b) (c)	1,427	0
UnitedHealth Group, Inc.	1,571	822,811
Universal Health Services, Inc. - Class B	197	37,016
		1,744,233
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	521	10,535
Health Care Technology — 0.0%
Pro Medicus Ltd.	603	76,204
Hotels, Restaurants & Leisure — 0.2%
Accor SA	1,564	71,401
Amadeus IT Group SA	2,609	199,936
Aristocrat Leisure Ltd.	7,074	285,682
Booking Holdings, Inc.	188	866,099
Compass Group PLC	2,992	98,782
Domino's Pizza, Inc.	230	105,674
Evolution AB	1,010	75,342
Expedia Group, Inc.	584	98,170
FDJ UNITED	2,285	71,830
Genting Singapore Ltd.	197,200	109,164
Hilton Worldwide Holdings, Inc.	647	147,225
InterContinental Hotels Group PLC	1,092	117,526
Lottery Corp. Ltd.	11,800	35,235
Sodexo SA	1,213	77,931
Yum! Brands, Inc.	1,423	223,923
		2,583,920
BHFTI-236

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables — 0.1%
DR Horton, Inc.	1,379	$175,312
Garmin Ltd.	1,000	217,130
Mohawk Industries, Inc. (a)	182	20,781
NVR, Inc. (a)	20	144,888
PulteGroup, Inc.	1,439	147,929
Sekisui House Ltd.	5,100	114,059
Sony Group Corp.	5,800	147,734
		967,833
Household Products — 0.1%
Church & Dwight Co., Inc.	2,564	282,271
Clorox Co.	309	45,500
Colgate-Palmolive Co.	2,746	257,300
Essity AB - Class B	6,480	184,176
Kimberly-Clark Corp.	1,280	182,042
Procter & Gamble Co.	2,256	384,467
Reckitt Benckiser Group PLC	6,445	435,522
		1,771,278
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	8,451	992,485
Industrial Conglomerates — 0.2%
3M Co.	1,880	276,097
CK Hutchison Holdings Ltd.	12,000	67,830
DCC PLC	298	19,895
Hikari Tsushin, Inc.	300	77,334
Hitachi Ltd.	15,400	356,526
Honeywell International, Inc.	599	126,838
Investment AB Latour - B Shares	529	14,424
Jardine Matheson Holdings Ltd.	3,600	152,169
Keppel Ltd.	15,000	76,722
Lifco AB - B Shares	779	27,576
Sekisui Chemical Co. Ltd.	9,600	163,588
Siemens AG	1,905	437,062
Smiths Group PLC	6,025	150,901
		1,946,962
Industrial REITs — 0.0%
CapitaLand Ascendas REIT	26,700	52,883
Insurance — 0.4%
Aflac, Inc.	626	69,605
Allianz SE	872	332,460
Allstate Corp.	570	118,030
Aon PLC - Class A	272	108,552
Arch Capital Group Ltd.	1,205	115,897
ASR Nederland NV	347	19,973
Assurant, Inc.	598	125,431
Aviva PLC	5,758	41,495
AXA SA	4,125	176,098
Baloise Holding AG	296	62,141
Brown & Brown, Inc.	1,016	126,390
Chubb Ltd.	429	129,554
Cincinnati Financial Corp.	849	125,414
Erie Indemnity Co. - Class A	281	117,753
Security Description	Shares	Value
Insurance—(Continued)
Fairfax Financial Holdings Ltd.	39	$56,366
Generali	2,237	78,592
Gjensidige Forsikring ASA	2,864	65,892
Hannover Rueck SE	229	67,982
Hartford Insurance Group, Inc.	2,448	302,891
iA Financial Corp., Inc.	178	16,904
Insurance Australia Group Ltd.	11,303	54,778
Intact Financial Corp.	351	71,712
Japan Post Holdings Co. Ltd.	10,200	101,891
Japan Post Insurance Co. Ltd.	4,600	93,299
Loews Corp.	1,134	104,226
Manulife Financial Corp.	3,421	106,596
Marsh & McLennan Cos., Inc.	576	140,561
Medibank Pvt Ltd.	23,610	65,667
MS&AD Insurance Group Holdings, Inc.	14,800	320,599
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	88	55,469
NN Group NV	601	33,452
Phoenix Group Holdings PLC	1,523	11,291
Progressive Corp.	877	248,200
Prudential Financial, Inc.	735	82,085
Sompo Holdings, Inc.	4,600	139,443
Sun Life Financial, Inc.	1,132	64,787
Suncorp Group Ltd.	2,239	27,112
Tokio Marine Holdings, Inc.	2,000	77,135
Travelers Cos., Inc.	448	118,478
Tryg AS	3,296	78,450
W.R. Berkley Corp.	2,007	142,818
Willis Towers Watson PLC	127	42,920
Zurich Insurance Group AG	106	73,939
		4,512,328
Interactive Media & Services — 0.3%
Alphabet, Inc. - Class A	15,743	2,434,497
Auto Trader Group PLC	27,563	265,921
Match Group, Inc.	321	10,015
Meta Platforms, Inc. - Class A	1,380	795,377
REA Group Ltd.	1,307	180,998
Scout24 SE	2,366	246,616
		3,933,424
IT Services — 0.1%
Accenture PLC - Class A	417	130,121
CGI, Inc.	1,251	124,887
Cognizant Technology Solutions Corp. - Class A	2,023	154,759
Fujitsu Ltd.	6,700	133,194
Gartner, Inc. (a)	47	19,728
GoDaddy, Inc. - Class A (a)	212	38,190
International Business Machines Corp.	662	164,613
NEC Corp.	10,000	212,224
Nomura Research Institute Ltd.	4,700	152,523
Otsuka Corp.	9,000	195,003
SCSK Corp.	8,300	204,818
Wix.com Ltd. (a)	175	28,591
		1,558,651
BHFTI-237

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	7,783	$260,865
Hasbro, Inc.	817	50,237
Shimano, Inc.	800	112,289
		423,391
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	601	70,305
Bio-Techne Corp.	330	19,348
Mettler-Toledo International, Inc. (a)	46	54,322
Waters Corp. (a)	105	38,700
		182,675
Machinery — 0.2%
Alfa Laval AB	994	42,566
Atlas Copco AB - A Shares	8,996	144,139
Caterpillar, Inc.	2,292	755,902
Cummins, Inc.	403	126,316
Dover Corp.	621	109,097
Epiroc AB - A Shares	2,348	47,426
FANUC Corp.	2,200	60,041
GEA Group AG	524	31,702
Hoshizaki Corp.	1,800	69,422
Illinois Tool Works, Inc.	499	123,757
Indutrade AB	951	26,426
Knorr-Bremse AG	261	23,645
Komatsu Ltd.	2,200	63,841
Kone OYJ - Class B	976	54,003
Metso OYJ	2,229	23,059
Nordson Corp.	486	98,036
Otis Worldwide Corp.	1,306	134,779
Parker-Hannifin Corp.	289	175,669
Pentair PLC	383	33,505
Rational AG	18	14,914
Sandvik AB	3,749	79,088
Schindler Holding AG	183	55,334
SKF AB - B Shares (a)	1,151	23,372
Snap-on, Inc.	120	40,441
Techtronic Industries Co. Ltd.	4,000	48,176
Trelleborg AB - B Shares	711	26,523
VAT Group AG	93	33,606
Wartsila OYJ Abp	1,619	28,902
		2,493,687
Media — 0.1%
Charter Communications, Inc. - Class A (a)	59	21,743
Comcast Corp. - Class A	5,993	221,142
Fox Corp. - Class B	8,418	443,713
News Corp. - Class B	1,342	40,757
Publicis Groupe SA	2,660	250,640
WPP PLC	79,299	599,251
		1,577,246
Metals & Mining — 0.3%
BHP Group Ltd.	50,066	1,214,236
BlueScope Steel Ltd.	2,769	37,015
Security Description	Shares	Value
Metals & Mining—(Continued)
Boliden AB	1,926	$63,061
Fortescue Ltd.	11,663	112,812
Kinross Gold Corp.	35,734	450,198
Northern Star Resources Ltd.	8,095	93,470
Rio Tinto Ltd.	2,561	186,225
Rio Tinto PLC	10,693	639,254
Steel Dynamics, Inc.	4,356	544,848
		3,341,119
Multi-Utilities — 0.3%
Canadian Utilities Ltd. - Class A	8,556	219,987
Centrica PLC	96,980	187,412
CMS Energy Corp.	1,156	86,827
Consolidated Edison, Inc.	4,304	475,979
Dominion Energy, Inc.	7,232	405,498
DTE Energy Co.	3,122	431,679
E.ON SE	3,316	50,043
Engie SA	23,704	461,891
National Grid PLC	5,252	68,425
Public Service Enterprise Group, Inc.	2,185	179,826
Sempra	4,826	344,383
WEC Energy Group, Inc.	3,085	336,203
		3,248,153
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA	12,954	306,939
APA Corp.	4,574	96,145
BP PLC	175,997	992,679
Canadian Natural Resources Ltd.	46,976	1,445,466
Chevron Corp.	6,464	1,081,363
Coterra Energy, Inc.	987	28,524
Devon Energy Corp.	7,283	272,384
Enbridge, Inc.	12,990	574,916
ENEOS Holdings, Inc.	26,700	140,077
EOG Resources, Inc.	7,597	974,239
Equinor ASA	25,532	676,156
Exxon Mobil Corp.	3,780	449,555
Galp Energia SGPS SA	40,879	718,829
Hess Corp.	3,757	600,106
Idemitsu Kosan Co. Ltd.	14,980	105,529
Imperial Oil Ltd.	2,833	204,642
Inpex Corp.	17,800	244,972
Keyera Corp.	9,818	305,173
Kinder Morgan, Inc.	3,290	93,864
OMV AG	5,999	307,752
ONEOK, Inc.	549	54,472
Shell PLC	59,161	2,153,184
Suncor Energy, Inc.	27,889	1,079,862
Targa Resources Corp.	2,391	479,324
TC Energy Corp.	7,671	362,268
Texas Pacific Land Corp.	81	107,324
TotalEnergies SE	6,841	442,139
Williams Cos., Inc.	9,153	546,983
		14,844,866
BHFTI-238

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Paper & Forest Products — 0.0%
Holmen AB - B Shares	4,049	$160,500
Mondi PLC	8,856	132,032
Svenska Cellulosa AB SCA - Class B (a)	10,617	139,941
		432,473
Passenger Airlines — 0.0%
Qantas Airways Ltd.	2,509	14,308
Singapore Airlines Ltd.	11,700	58,997
		73,305
Personal Care Products — 0.2%
Beiersdorf AG	1,698	219,813
Haleon PLC	85,546	432,985
Kao Corp.	6,900	298,172
Kenvue, Inc.	4,848	116,255
L'Oreal SA	1,171	434,804
Shiseido Co. Ltd.	5,100	96,417
Unilever PLC	5,437	323,902
		1,922,348
Pharmaceuticals — 0.7%
Astellas Pharma, Inc.	30,100	290,860
Bristol-Myers Squibb Co.	9,524	580,869
Eli Lilly & Co.	1,046	863,902
GSK PLC	18,066	345,041
Ipsen SA	1,721	198,310
Johnson & Johnson	1,523	252,574
Merck & Co., Inc.	8,006	718,619
Merck KGaA	1,454	199,073
Novartis AG	15,172	1,687,696
Novo Nordisk AS - Class B	12,510	867,098
Otsuka Holdings Co. Ltd.	5,400	280,299
Pfizer, Inc.	9,973	252,716
Recordati Industria Chimica e Farmaceutica SpA	3,665	207,678
Roche Holding AG (Bearer Shares)	488	169,438
Sanofi SA	2,189	242,563
Takeda Pharmaceutical Co. Ltd.	10,638	315,924
Teva Pharmaceutical Industries Ltd. (ADR) (a)	10,660	163,844
UCB SA	1,216	214,458
Zoetis, Inc.	1,329	218,820
		8,069,782
Professional Services — 0.2%
Automatic Data Processing, Inc.	422	128,934
Broadridge Financial Solutions, Inc.	552	133,838
Bureau Veritas SA	1,112	33,620
Computershare Ltd.	2,457	60,443
Experian PLC	3,092	143,306
Intertek Group PLC	568	36,778
Paychex, Inc.	884	136,384
Randstad NV	381	15,849
Recruit Holdings Co. Ltd.	9,700	503,918
RELX PLC	5,868	294,757
Thomson Reuters Corp.	345	59,535
Verisk Analytics, Inc.	522	155,358
Security Description	Shares	Value
Professional Services—(Continued)
Wolters Kluwer NV	461	$71,605
		1,774,325
Real Estate Management & Development — 0.0%
CapitaLand Investment Ltd.	24,100	48,927
CBRE Group, Inc. - Class A (a)	389	50,874
Daito Trust Construction Co. Ltd.	600	61,366
Daiwa House Industry Co. Ltd.	2,100	69,419
Hongkong Land Holdings Ltd.	21,000	90,974
Mitsubishi Estate Co. Ltd.	5,300	86,497
Sun Hung Kai Properties Ltd.	5,500	52,209
		460,266
Residential REITs — 0.0%
Camden Property Trust	133	16,266
Equity Residential	1,278	91,479
Mid-America Apartment Communities, Inc.	146	24,467
		132,212
Retail REITs — 0.0%
Klepierre SA	483	16,153
Link REIT	11,200	52,615
Simon Property Group, Inc.	378	62,778
		131,546
Semiconductors & Semiconductor Equipment — 0.3%
Advantest Corp.	5,800	257,984
Applied Materials, Inc.	224	32,507
ASM International NV	175	80,181
ASML Holding NV	1,238	819,181
BE Semiconductor Industries NV	183	19,009
KLA Corp.	38	25,832
Lam Research Corp.	359	26,099
Lasertec Corp.	300	25,735
Monolithic Power Systems, Inc.	18	10,440
NVIDIA Corp.	13,886	1,504,965
NXP Semiconductors NV	74	14,065
QUALCOMM, Inc.	984	151,152
SCREEN Holdings Co. Ltd.	300	19,556
Teradyne, Inc.	45	3,717
Tokyo Electron Ltd.	1,700	231,813
		3,222,236
Software — 0.3%
Autodesk, Inc. (a)	450	117,810
Check Point Software Technologies Ltd. (a)	984	224,273
Constellation Software, Inc.	55	174,181
Descartes Systems Group, Inc. (a)	1,226	123,422
Fair Isaac Corp. (a)	24	44,260
Fortinet, Inc. (a)	146	14,054
Microsoft Corp.	213	79,958
Monday.com Ltd. (a)	149	36,231
Nice Ltd. (a)	207	31,843
Oracle Corp.	397	55,505
Oracle Corp. Japan	2,000	210,315
BHFTI-239

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Sage Group PLC	9,882	$154,371
SAP SE	6,818	1,810,118
ServiceNow, Inc. (a)	51	40,603
Trend Micro, Inc.	2,900	195,091
WiseTech Global Ltd.	557	28,665
Xero Ltd. (a)	495	48,394
		3,389,094
Specialized REITs — 0.0%
Crown Castle, Inc.	284	29,601
Iron Mountain, Inc.	417	35,879
Public Storage	203	60,756
SBA Communications Corp.	147	32,341
VICI Properties, Inc.	3,060	99,817
		258,394
Specialty Retail — 0.2%
AutoZone, Inc. (a)	63	240,205
Best Buy Co., Inc.	1,939	142,730
H & M Hennes & Mauritz AB - B Shares	3,156	41,665
Industria de Diseno Textil SA	6,315	315,006
JD Sports Fashion PLC	14,865	13,073
Kingfisher PLC	10,070	33,142
Lowe's Cos., Inc.	2,589	603,832
O'Reilly Automotive, Inc. (a)	157	224,915
Ross Stores, Inc.	1,381	176,478
TJX Cos., Inc.	1,622	197,560
Tractor Supply Co.	3,140	173,014
Ulta Beauty, Inc. (a)	319	116,926
Zalando SE (a)	1,229	42,407
		2,320,953
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	8,562	1,901,877
Canon, Inc.	10,000	311,806
FUJIFILM Holdings Corp.	10,400	199,102
Hewlett Packard Enterprise Co.	6,602	101,869
HP, Inc.	3,938	109,043
NetApp, Inc.	250	21,960
Ricoh Co. Ltd.	15,100	159,694
Seagate Technology Holdings PLC	282	23,956
Seiko Epson Corp.	1,100	17,583
		2,846,890
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	3,591	840,904
Asics Corp.	5,700	121,057
Cie Financiere Richemont SA - Class A	1,209	211,122
Deckers Outdoor Corp. (a)	895	100,070
Gildan Activewear, Inc.	799	35,324
Hermes International SCA	50	131,024
Kering SA	437	90,758
LVMH Moet Hennessy Louis Vuitton SE	447	279,072
Moncler SpA	1,320	81,565
Pandora AS	2,952	452,047
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods—(Continued)
Puma SE	518	$12,544
Ralph Lauren Corp.	260	57,392
Tapestry, Inc.	1,309	92,167
		2,505,046
Tobacco — 0.3%
Altria Group, Inc.	13,185	791,364
British American Tobacco PLC	15,732	648,585
Imperial Brands PLC	28,024	1,036,353
Japan Tobacco, Inc.	10,500	288,347
Philip Morris International, Inc.	3,013	478,254
		3,242,903
Trading Companies & Distributors — 0.1%
AddTech AB - B Shares	874	25,621
Brenntag SE	458	29,591
Bunzl PLC	1,275	48,852
ITOCHU Corp.	1,300	60,058
Mitsui & Co. Ltd.	3,200	60,146
Reece Ltd.	723	7,166
Rexel SA	751	20,176
Sumitomo Corp.	3,500	78,626
Toromont Industries Ltd.	647	50,639
Toyota Tsusho Corp.	3,300	55,126
United Rentals, Inc.	157	98,392
WW Grainger, Inc.	104	102,734
		637,127
Transportation Infrastructure — 0.0%
Aena SME SA	265	62,119
Wireless Telecommunication Services — 0.3%
KDDI Corp.	66,200	1,044,711
SoftBank Corp.	283,600	395,220
Tele2 AB - B Shares	10,582	142,666
T-Mobile U.S., Inc.	1,419	378,462
Vodafone Group PLC	1,219,705	1,141,406
		3,102,465
Total Common Stocks (Cost $142,228,943)		145,672,948

Foreign Government—7.4%
Sovereign — 7.4%
Deutsche Bundesrepublik Bonds Inflation-Linked
0.100%, 04/15/26 (EUR) (d)	4,440,100	4,787,060
0.100%, 04/15/33 (EUR) (d)	3,018,000	3,126,236
0.100%, 04/15/46 (EUR) (d)	3,834,390	3,393,914
0.500%, 04/15/30 (EUR) (d)	5,232,843	5,683,372
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (d)	2,399,360	2,600,906
0.100%, 03/01/29 (144A) (EUR) (d)	2,423,100	2,570,708
0.100%, 07/25/31 (144A) (EUR) (d)	3,003,850	3,103,523
0.100%, 03/01/32 (144A) (EUR) (d)	2,286,600	2,302,229
0.100%, 03/01/36 (144A) (EUR) (d)	1,140,010	1,062,968
BHFTI-240

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Mutual Funds—2.2%
Security Description	Principal Amount*	Value
Sovereign—(Continued)
French Republic Government Bonds OAT
0.100%, 07/25/38 (144A) (EUR) (d)	1,179,740	$1,061,432
0.100%, 07/25/47 (144A) (EUR) (d)	2,512,680	1,926,270
0.100%, 07/25/53 (144A) (EUR) (d)	1,179,740	830,608
0.700%, 07/25/30 (144A) (EUR) (d)	2,524,600	2,732,249
1.850%, 07/25/27 (144A) (EUR) (d)	1,345,650	1,517,618
3.400%, 07/25/29 (144A) (EUR) (d)	1,490,290	1,787,775
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (144A) (EUR) (d)	1,755,240	1,676,489
0.150%, 05/15/51 (144A) (EUR) (d)	1,207,010	771,151
0.400%, 05/15/30 (144A) (EUR) (d)	3,045,700	3,186,292
1.250%, 09/15/32 (144A) (EUR) (d)	1,257,430	1,351,419
1.300%, 05/15/28 (144A) (EUR) (d)	2,514,240	2,776,589
1.500%, 05/15/29 (EUR) (d)	1,044,260	1,155,176
2.400%, 05/15/39 (144A) (EUR) (d)	1,038,740	1,142,405
2.550%, 09/15/41 (144A) (EUR) (d)	683,835	771,322
U.K. Inflation-Linked Gilts
0.125%, 03/22/26 (GBP) (d)	2,275,260	2,944,292
0.125%, 08/10/28 (GBP) (d)	2,896,823	3,734,205
0.125%, 03/22/29 (GBP) (d)	3,316,239	4,236,799
0.125%, 08/10/31 (GBP) (d)	2,334,780	2,905,043
0.125%, 03/22/46 (GBP) (d)	2,279,250	2,000,597
0.125%, 08/10/48 (GBP) (d)	3,563,700	2,959,991
0.125%, 03/22/58 (GBP) (d)	4,975,100	3,574,786
0.125%, 11/22/65 (GBP) (d)	1,504,070	981,738
0.125%, 03/22/68 (GBP) (d)	4,392,444	2,812,003
0.625%, 03/22/40 (GBP) (d)	1,809,110	2,001,915
0.625%, 11/22/42 (GBP) (d)	3,687,320	3,910,967
1.250%, 11/22/27 (GBP) (d)	1,253,457	1,671,760
1.250%, 11/22/32 (GBP) (d)	3,788,462	5,008,837
Total Foreign Government (Cost $112,003,795)		90,060,644

U.S. Treasury & Government Agencies—3.8%
U.S. Treasury — 3.8%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (d)	1,235,360	753,713
1.000%, 02/15/49 (d)	2,524,320	1,919,832
1.500%, 02/15/53 (d)	2,671,150	2,221,814
2.125%, 02/15/40 (d)	3,967,488	4,008,700
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (d)	4,100,568	4,103,851
0.125%, 04/15/26 (d)	3,148,782	3,126,765
0.125%, 07/15/30 (d)	4,955,000	4,640,998
0.125%, 01/15/31 (d)	2,440,140	2,253,528
0.375%, 07/15/27 (d)	2,947,300	2,913,487
0.500%, 01/15/28 (d)	7,326,387	7,195,577
0.875%, 01/15/29 (d)	5,333,199	5,249,694
1.125%, 01/15/33 (d)	5,331,150	5,106,931
1.250%, 04/15/28 (d)	3,176,580	3,177,351
Total U.S. Treasury & Government Agencies (Cost $48,349,581)		46,672,241

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 2.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $33,052,892)	248,388	$26,997,292

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	179	0

Rights—0.0%
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc. (a) (b) (c) (Cost $1,188)	1,165	0

Short-Term Investments—74.2%
Mutual Funds—68.1%
BlackRock Liquidity Funds T-Fund, Institutional Shares, 4.230% (e)	219,145,905	219,145,905
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 4.210% (e)	232,442,000	232,442,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	228,054,011	228,054,011
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.290% (e)	150,657,060	150,657,059
		830,298,975

U.S. Treasury—6.1%
U.S. Treasury Bills
4.210%, 05/13/25 (f) (g)	75,000,000	74,629,875
Total Short-Term Investments (Cost $904,930,601)		904,928,850
Total Investments—99.6% (Cost $1,240,567,000)		1,214,331,975
Other assets and liabilities (net)—0.4%		4,675,751
Net Assets—100.0%		$1,219,007,726

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $74,629,875.
(g)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$33,171,953, which is 2.7% of net assets.

BHFTI-241

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	11,000,000	BBH	04/28/25	USD	11,957,176	$(46,224)
EUR	8,000,000	SSBT	04/28/25	USD	8,351,091	311,419
GBP	5,500,000	SSBT	04/28/25	USD	7,130,982	(26,778)
GBP	5,000,000	TDB	04/28/25	USD	6,308,166	150,201

Contracts to Deliver
AUD	7,580,000	BBH	04/28/25	USD	4,792,637	55,276
CAD	13,220,000	BNY	04/28/25	USD	9,288,561	89,822
CHF	4,490,000	SSBT	04/28/25	USD	5,100,245	9,277
EUR	22,800,000	SSBT	04/28/25	USD	24,652,181	(35,973)
EUR	62,279	SSBT	04/28/25	USD	67,446	10
EUR	67,000,000	TDB	04/28/25	USD	70,473,983	(2,074,540)
GBP	10,200,000	BNY	04/28/25	USD	13,161,458	(13,612)
GBP	41,000,000	TDB	04/28/25	USD	51,888,329	(1,070,283)
HKD	13,780,000	BBH	04/28/25	USD	1,773,516	1,266
JPY	2,358,720,000	BNY	04/28/25	USD	15,755,355	(16,372)
Net Unrealized Depreciation						$(2,666,511)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/16/25	766	AUD	86,297,277	$286,712
Brent Crude Oil Futures	05/30/25	106	USD	7,840,820	279,542
Cattle Feeder Futures	05/22/25	170	USD	24,182,500	176,425
Cattle Feeder Futures	08/28/25	173	USD	25,041,750	544,273
Cocoa Futures	07/16/25	109	USD	8,597,920	(275,941)
Coffee “C” Futures	07/21/25	28	USD	3,941,700	(122,226)
Copper Futures	05/28/25	230	USD	28,945,500	2,206,614
Corn Futures	07/14/25	648	USD	15,009,300	(441,281)
Cotton No. 2 Futures	07/09/25	31	USD	1,053,845	17,985
DAX Index Futures	06/20/25	26	EUR	14,544,400	(710,643)
Euro-Bobl Futures	06/06/25	379	EUR	44,642,410	(242,530)
Euro-BTP Futures	06/06/25	667	EUR	78,385,840	(1,427,800)
Euro-Bund Futures	06/06/25	1,078	EUR	138,878,740	(1,402,265)
Euro-Buxl 30 Year Bond Futures	06/06/25	87	EUR	10,375,620	(662,928)
FTSE 100 Index Futures	06/20/25	219	GBP	18,816,480	(292,715)
Gold 100 oz. Futures	06/26/25	386	USD	121,601,580	3,142,913
Hang Seng Index Futures	04/29/25	123	HKD	142,446,300	(207,087)
IBEX 35 Index Futures	04/17/25	114	EUR	14,956,914	(200,986)
Japanese Government 10 Year Bond Futures	06/13/25	314	JPY	43,457,600,000	1,096,706
Lean Hogs Futures	06/13/25	658	USD	25,076,380	(535,003)
Lean Hogs Futures	07/15/25	214	USD	8,202,620	(207,683)
Live Cattle Futures	06/30/25	779	USD	63,457,340	2,667,708
Live Cattle Futures	08/29/25	100	USD	8,001,000	367,239
LME Nickel Futures	06/16/25	235	USD	22,403,857	419,360
LME Primary Aluminum Futures	06/16/25	516	USD	32,640,999	(2,027,128)
LME Zinc Futures	06/16/25	431	USD	30,752,066	(376,575)
Low Sulphur Gas Oil Futures	06/12/25	84	USD	5,684,700	135,836
MSCI Emerging Markets Index E-Mini Futures	06/20/25	1,722	USD	95,639,880	(3,481,349)
BHFTI-242

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
New York Harbor ULSD Future	05/30/25	37	USD	3,510,641	$(20,869)
New York Harbor ULSD Future	06/30/25	4	USD	378,806	21,279
OMX Stockholm 30 Index Futures	04/16/25	709	SEK	175,512,950	(1,250,280)
RBOB Gasoline Futures	05/30/25	71	USD	6,800,451	271,433
S&P 500 Index E-Mini Futures	06/20/25	327	USD	92,430,637	(634,159)
S&P TSX 60 Index Futures	06/19/25	113	CAD	33,845,760	345,691
Silver Futures	05/28/25	299	USD	51,743,445	2,756,714
Soybean Futures	07/14/25	237	USD	12,184,763	(137,119)
Soybean Futures	11/14/25	24	USD	1,223,100	(3,858)
Soybean Meal Futures	07/14/25	155	USD	4,640,700	(87,800)
Soybean Oil Futures	07/14/25	547	USD	14,896,998	686,665
Soybean Oil Futures	08/14/25	95	USD	2,592,360	103,877
SPI 200 Index Futures	06/19/25	186	AUD	36,628,050	(156,784)
TOPIX Index Futures	06/12/25	130	JPY	3,460,600,000	(107,341)
U.K. Long Gilt Bond Futures	06/26/25	549	GBP	50,337,810	(542,603)
U.S. Treasury Long Bond Futures	06/18/25	2,095	USD	245,704,219	969,999
U.S. Treasury Note 5 Year Futures	06/30/25	781	USD	84,470,031	752,435
U.S. Treasury Note 10 Year Futures	06/18/25	1,154	USD	128,346,437	1,777,232
Wheat Futures	07/14/25	339	USD	9,330,975	(381,263)
WTI Crude Oil Futures	05/20/25	73	USD	5,179,350	(29,929)
WTI Crude Oil Futures	06/20/25	14	USD	984,480	71,791

Futures Contracts—Short
Australian Dollar Currency Futures	06/16/25	(434)	USD	(27,140,190)	87,290
British Pound Currency Futures	06/16/25	(472)	USD	(38,087,450)	(132,364)
Canadian Dollar Currency Futures	06/17/25	(617)	USD	(43,085,110)	(225,976)
Euro Currency Futures	06/16/25	(255)	USD	(34,622,625)	81,219
Japanese Yen Currency Futures	06/16/25	(460)	USD	(38,634,250)	850,328
LME Nickel Futures	06/16/25	(70)	USD	(6,673,489)	25,603
LME Primary Aluminum Futures	06/16/25	(137)	USD	(8,666,312)	284,283
LME Zinc Futures	06/16/25	(130)	USD	(9,275,565)	(46,987)
Swiss Franc Currency Futures	06/16/25	(242)	USD	(34,506,175)	207,443
Net Unrealized Appreciation					$4,263,123
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,196,874	$360,617	$—	$1,557,491
Air Freight & Logistics	412,974	—	—	412,974
Automobile Components	—	929,353	—	929,353
Automobiles	832,704	908,978	—	1,741,682
Banks	1,227,749	3,955,509	—	5,183,258
Beverages	1,089,313	1,021,844	—	2,111,157
Biotechnology	612,228	136,071	—	748,299
Broadline Retail	522,788	608,458	—	1,131,246
Building Products	935,459	335,339	—	1,270,798
Capital Markets	945,153	308,947	—	1,254,100
Chemicals	3,745,808	2,386,155	—	6,131,963
Commercial Services & Supplies	524,681	329,836	—	854,517
Communications Equipment	232,539	142,785	—	375,324
Construction & Engineering	50,562	235,172	—	285,734
Construction Materials	—	1,278,203	—	1,278,203
Consumer Finance	902,108	—	—	902,108
BHFTI-243

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Consumer Staples Distribution & Retail	$3,919,012	$2,264,065	$—	$6,183,077
Containers & Packaging	2,106,672	—	—	2,106,672
Diversified Consumer Services	—	152,922	—	152,922
Diversified REITs	—	27,312	—	27,312
Diversified Telecommunication Services	618,783	3,132,609	—	3,751,392
Electric Utilities	5,327,890	6,156,494	—	11,484,384
Electrical Equipment	317,095	1,011,068	—	1,328,163
Electronic Equipment, Instruments & Components	485,824	140,990	—	626,814
Energy Equipment & Services	696,422	251,311	—	947,733
Entertainment	1,846,998	351,400	—	2,198,398
Financial Services	1,396,009	263,900	—	1,659,909
Food Products	1,291,168	1,267,733	—	2,558,901
Gas Utilities	—	304,903	—	304,903
Ground Transportation	312,561	348,071	—	660,632
Health Care Equipment & Supplies	2,541,312	2,126,860	0	4,668,172
Health Care Providers & Services	1,642,101	102,132	—	1,744,233
Health Care REITs	10,535	—	—	10,535
Health Care Technology	—	76,204	—	76,204
Hotels, Restaurants & Leisure	1,441,091	1,142,829	—	2,583,920
Household Durables	706,040	261,793	—	967,833
Household Products	1,151,580	619,698	—	1,771,278
Independent Power and Renewable Electricity Producers	992,485	—	—	992,485
Industrial Conglomerates	402,935	1,544,027	—	1,946,962
Industrial REITs	—	52,883	—	52,883
Insurance	2,535,170	1,977,158	—	4,512,328
Interactive Media & Services	3,239,889	693,535	—	3,933,424
IT Services	660,889	897,762	—	1,558,651
Leisure Products	50,237	373,154	—	423,391
Life Sciences Tools & Services	182,675	—	—	182,675
Machinery	1,597,502	896,185	—	2,493,687
Media	727,355	849,891	—	1,577,246
Metals & Mining	995,046	2,346,073	—	3,341,119
Multi-Utilities	2,480,382	767,771	—	3,248,153
Oil, Gas & Consumable Fuels	8,756,610	6,088,256	—	14,844,866
Paper & Forest Products	—	432,473	—	432,473
Passenger Airlines	—	73,305	—	73,305
Personal Care Products	116,255	1,806,093	—	1,922,348
Pharmaceuticals	3,051,344	5,018,438	—	8,069,782
Professional Services	614,049	1,160,276	—	1,774,325
Real Estate Management & Development	50,874	409,392	—	460,266
Residential REITs	132,212	—	—	132,212
Retail REITs	62,778	68,768	—	131,546
Semiconductors & Semiconductor Equipment	1,768,777	1,453,459	—	3,222,236
Software	910,297	2,478,797	—	3,389,094
Specialized REITs	258,394	—	—	258,394
Specialty Retail	1,875,660	445,293	—	2,320,953
Technology Hardware, Storage & Peripherals	2,158,705	688,185	—	2,846,890
Textiles, Apparel & Luxury Goods	284,953	2,220,093	—	2,505,046
Tobacco	1,269,618	1,973,285	—	3,242,903
Trading Companies & Distributors	251,765	385,362	—	637,127
Transportation Infrastructure	—	62,119	—	62,119
Wireless Telecommunication Services	378,462	2,724,003	—	3,102,465
Total Common Stocks	74,847,351	70,825,597	0	145,672,948
Total Foreign Government*	—	90,060,644	—	90,060,644
Total U.S. Treasury & Government Agencies*	—	46,672,241	—	46,672,241
Total Mutual Funds*	26,997,292	—	—	26,997,292
Total Warrants*	—	0	—	0
Total Rights*	—	—	0	0
Short-Term Investments
Mutual Funds	830,298,975	—	—	830,298,975
BHFTI-244

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
U.S. Treasury	$—	$74,629,875	$—	$74,629,875
Total Short-Term Investments	830,298,975	74,629,875	—	904,928,850
Total Investments	$932,143,618	$282,188,357	$0	$1,214,331,975
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$617,271	$—	$617,271
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,283,782)	—	(3,283,782)
Total Forward Contracts	$—	$(2,666,511)	$—	$(2,666,511)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$20,634,595	$—	$—	$20,634,595
Futures Contracts (Unrealized Depreciation)	(16,371,472)	—	—	(16,371,472)
Total Futures Contracts	$4,263,123	$—	$—	$4,263,123

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-245

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—105.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 16.3%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	339,457	$325,269
4.500%, 09/01/52	101,179	96,950
4.500%, 08/01/53	8,254,209	7,903,762
4.500%, 10/01/53	1,037,621	992,701
5.500%, 07/01/53	4,311,910	4,315,388
6.429%, 1Y H15 + 2.225%, 01/01/34 (a)	8,809	9,029
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 01/25/26	1,129,127	1,113,815
Federal Home Loan Mortgage Corp. REMICS
4.793%, SOFR30A + 0.464%, 07/15/44 (a)	767,935	754,089
4.813%, SOFR30A + 0.464%, 01/15/47 (a)	1,072,368	1,047,416
Federal Home Loan Mortgage Corp. STRIPS
4.913%, SOFR30A + 0.564%, 09/15/42 (a)	1,033,144	1,016,976
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.695%, 1M TSFR + 0.374%, 08/25/31 (a)	8,863	9,401
5.835%, 12M MTA + 1.200%, 10/25/44 (a)	632,476	577,268
5.835%, 12M MTA + 1.200%, 02/25/45 (a)	193,888	186,672
Federal National Mortgage Association
3.000%, 05/01/52	339,701	294,903
4.000%, 10/01/48	379,836	358,176
4.000%, 04/01/49	127,434	119,542
4.000%, 03/01/50	168,240	156,992
4.000%, 08/01/50	230,475	217,029
4.000%, 02/01/52	545,407	509,001
4.500%, 09/01/52	472,707	452,949
5.500%, 07/01/53	8,095,767	8,095,586
5.886%, 12M MTA + 1.200%, 07/01/44 (a)	2,098	2,119
5.886%, 12M MTA + 1.200%, 09/01/44 (a)	6,295	6,360
7.041%, 1Y H15 + 2.360%, 11/01/34 (a)	83,961	87,417
Federal National Mortgage Association REMICS
4.527%, SOFR30A + 0.174%, 12/25/36 (a)	9,877	9,690
4.527%, SOFR30A + 0.174%, 07/25/37 (a)	71,743	70,341
4.617%, SOFR30A + 0.264%, 08/25/34 (a)	3,682	3,613
4.804%, SOFR30A + 0.464%, 07/25/37 (a)	1,456	1,444
4.834%, SOFR30A + 0.494%, 07/25/37 (a)	19,486	19,335
6.803%, 05/25/35 (a)	42,737	43,821
Federal National Mortgage Association Trust
4.804%, SOFR30A + 0.464%, 05/25/42 (a)	15,022	14,955
Government National Mortgage Association REMICS
5.244%, SOFR30A + 0.900%, 10/20/72 (a)	2,380,390	2,380,033
5.253%, 1M TSFR + 0.944%, 08/20/66 (a)	84,309	84,755
5.444%, SOFR30A + 1.100%, 05/20/73 (a)	985,814	1,003,673
5.461%, 12M TSFR + 0.865%, 08/20/68 (a)	1,970,058	1,965,256
6.522%, 12M TSFR + 1.465%, 04/20/67 (a)	1,115,832	1,129,833
Government National Mortgage Association, TBA
3.500%, TBA (b)	48,000,000	43,916,477
Uniform Mortgage-Backed Security, TBA
4.000%, TBA (b)	44,065,720	40,992,821
4.500%, TBA (b)	54,800,000	52,363,040
6.000%, TBA (b)	48,100,000	48,750,918
6.500%, TBA (b)	24,000,000	24,706,555
		246,105,370
Security Description	Principal Amount*	Value
U.S. Treasury — 89.2%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (c) (d)	16,733,329	$9,615,513
0.125%, 02/15/52 (c) (d)	8,218,800	4,651,356
0.250%, 02/15/50 (c) (d)	17,575,636	10,723,187
0.625%, 02/15/43 (c) (d)	15,065,108	11,581,620
0.750%, 02/15/42 (c) (d)	30,432,116	24,441,684
0.750%, 02/15/45 (c) (d)	27,879,224	21,146,839
0.875%, 02/15/47 (c) (d)	39,671,744	30,010,229
1.000%, 02/15/46 (c) (d)	51,243,431	40,404,614
1.375%, 02/15/44 (c) (d)	66,727,243	58,073,425
1.500%, 02/15/53 (c) (d)	8,445,100	7,024,479
1.750%, 01/15/28 (c) (d)	68,756,544	69,885,271
2.000%, 01/15/26 (c) (d)	17,831,409	18,012,157
2.125%, 02/15/40 (c) (d)	19,156,576	19,355,563
2.125%, 02/15/41 (c) (d)	15,279,451	15,407,434
2.125%, 02/15/54 (c) (d)	10,146,822	9,735,171
2.375%, 01/15/27 (c) (e)	598,466	613,700
2.375%, 02/15/55 (c) (d)	6,243,524	6,316,958
2.500%, 01/15/29 (c) (d)	21,095,010	22,044,403
3.375%, 04/15/32 (c) (e)	3,467,702	3,874,816
3.625%, 04/15/28 (c) (d)	35,501,587	38,045,779
3.875%, 04/15/29 (c) (d)	39,277,747	43,159,131
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (c) (d)	20,598,730	20,454,700
0.125%, 07/15/26 (c) (d)	52,934,003	52,685,096
0.125%, 10/15/26 (c) (d)	29,420,864	29,185,424
0.125%, 04/15/27 (c) (d) (f) (g)	10,914,972	10,714,748
0.125%, 01/15/30 (c) (d)	15,562,008	14,640,224
0.125%, 07/15/30 (c) (d)	66,096,135	61,907,572
0.125%, 01/15/31 (c) (d)	46,532,703	42,974,069
0.125%, 07/15/31 (c) (d)	18,210,816	16,720,510
0.125%, 01/15/32 (c) (d)	7,565,778	6,846,896
0.250%, 07/15/29 (c) (e) (g)	5,255,862	5,034,070
0.375%, 01/15/27 (c) (d)	28,650,937	28,353,840
0.375%, 07/15/27 (c) (d)	29,214,960	28,879,790
0.500%, 01/15/28 (c) (d)	12,717,505	12,490,438
0.625%, 01/15/26 (c) (d)	41,243,257	41,216,675
0.625%, 07/15/32 (c) (d)	166,803,355	155,700,303
0.750%, 07/15/28 (c) (e) (f) (g)	5,832,895	5,764,111
0.875%, 01/15/29 (c) (d)	16,504,703	16,246,280
1.125%, 01/15/33 (c) (d)	42,457,446	40,671,758
1.250%, 04/15/28 (c) (e) (f)	6,564,932	6,566,525
1.375%, 07/15/33 (c) (d)	66,334,152	64,701,935
1.625%, 10/15/27 (c) (d)	95,470,300	97,035,131
1.625%, 10/15/29 (c) (d)	17,773,888	18,024,337
1.750%, 01/15/34 (c) (d)	11,681,375	11,661,166
1.875%, 07/15/34 (c) (d)	45,701,119	46,125,906
2.125%, 04/15/29 (c) (d)	14,084,970	14,501,561
2.125%, 01/15/35 (c) (d) (e)	1,711,504	1,756,752
2.375%, 10/15/28 (c) (d)	28,343,406	29,527,486
		1,344,510,632
Total U.S. Treasury & Government Agencies (Cost $1,733,712,295)		1,590,616,002

BHFTI-246

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—8.8%
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 1.0%
ACE Securities Corp. Home Equity Loan Trust
4.835%, 1M TSFR + 0.514%, 03/25/37 (a)	435,344	$174,007
5.485%, 1M TSFR + 1.164%, 12/25/33 (a)	779,275	796,687
Asset-Backed Securities Corp. Home Equity Loan Trust
5.260%, 1M TSFR + 0.939%, 04/25/34 (a)	1,083,747	1,111,215
Citigroup Mortgage Loan Trust, Inc.
4.615%, 1M TSFR + 0.294%, 03/25/37 (a)	718,567	613,787
4.725%, 1M TSFR + 0.404%, 09/25/36 (144A) (a)	639,182	617,500
5.125%, 1M TSFR + 0.804%, 10/25/35 (a)	3,700,000	3,407,403
First NLC Trust
4.505%, 1M TSFR + 0.184%, 08/25/37 (144A) (a)	728,694	361,183
GSAA Trust
6.720%, 03/25/46 (h)	267,858	142,333
Home Equity Asset Trust
5.110%, 1M TSFR + 0.789%, 02/25/36 (a)	1,127,072	1,100,302
5.290%, 1M TSFR + 0.969%, 08/25/34 (a)	172,018	170,402
HSI Asset Securitization Corp. Trust
4.535%, 1M TSFR + 0.214%, 10/25/36 (a)	3,883	1,308
MASTR Asset-Backed Securities Trust
5.185%, 1M TSFR + 0.864%, 10/25/35 (a)	86,336	82,264
Morgan Stanley ABS Capital I, Inc. Trust
5.095%, 1M TSFR + 0.774%, 01/25/35 (a)	435,135	419,955
5.110%, 1M TSFR + 0.789%, 09/25/35 (a)	977,058	933,000
New Century Home Equity Loan Trust
5.200%, 1M TSFR + 0.879%, 02/25/35 (a)	276,765	273,283
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.870%, 1M TSFR + 0.549%, 03/25/36 (a)	565,923	565,631
NovaStar Mortgage Funding Trust
5.140%, 1M TSFR + 0.819%, 01/25/36 (a)	69,060	68,799
Residential Asset Securities Corporation Trust
4.895%, 1M TSFR + 0.344%, 06/25/36 (a)	2,546,753	2,495,862
Soundview Home Loan Trust
4.615%, 1M TSFR + 0.294%, 07/25/37 (a)	256,507	228,933
4.635%, 1M TSFR + 0.314%, 06/25/37 (a)	1,705,370	1,151,499
		14,715,353
Asset-Backed - Other — 7.7%
522 Funding CLO Ltd.
5.595%, 3M TSFR + 1.302%, 10/20/31 (144A) (a)	631,978	632,078
ACAS CLO Ltd.
5.445%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	21,690	21,690
Adagio CLO VIII DAC
3.715%, 3M EURIBOR + 0.930%, 04/15/32 (144A) (EUR) (a)	2,431,813	2,626,889
AlbaCore Euro CLO IV DAC
3.775%, 3M EURIBOR + 0.990%, 07/15/35 (144A) (EUR) (a)	1,000,000	1,081,069
Allegro CLO XI Ltd.
5.543%, 3M TSFR + 1.250%, 01/19/33 (144A) (a)	3,000,000	3,000,741
Anchorage Capital CLO 6 Ltd.
5.730%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	700,000	700,256
Arbor Realty Commercial Real Estate Notes Ltd.
5.799%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	1,675,244	1,674,197
ARES L CLO Ltd.
5.614%, 3M TSFR + 1.312%, 01/15/32 (144A) (a)	335,772	335,839
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Argent Securities Trust
4.755%, 1M TSFR + 0.434%, 05/25/36 (a)	217,933	$52,006
Atlas Senior Loan Fund X Ltd.
5.654%, 3M TSFR + 1.352%, 01/15/31 (144A) (a)	126,018	126,033
Bain Capital Credit CLO Ltd.
5.354%, 3M TSFR + 1.060%, 07/24/34 (144A) (a)	3,200,000	3,193,114
Barings Euro CLO DAC
3.765%, 3M EURIBOR + 0.980%, 10/15/34 (144A) (EUR) (a)	3,300,000	3,539,029
BDS LLC
6.117%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,351,356	1,360,008
BlueMountain CLO XXII Ltd.
5.644%, 3M TSFR + 1.342%, 07/15/31 (144A) (a)	270,149	270,277
BlueMountain EUR CLO DAC
3.463%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	242,059	261,845
Bosphorus CLO VI DAC
3.371%, 3M EURIBOR + 0.850%, 05/25/34 (144A) (EUR) (a)	7,400,000	7,955,832
Capital Four U.S. CLO II Ltd.
6.193%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	900,000	903,885
Carlyle Global Market Strategies CLO Ltd.
5.513%, 3M TSFR + 1.220%, 07/20/32 (144A) (a)	755,385	755,274
5.530%, 3M TSFR + 1.212%, 08/14/30 (144A) (a)	16,786	16,786
5.535%, 3M TSFR + 1.232%, 04/17/31 (144A) (a)	150,804	150,839
Carlyle Global Market Strategies Euro CLO Ltd.
3.306%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	985,489	1,064,871
Carlyle U.S. CLO Ltd.
5.744%, 3M TSFR + 1.442%, 01/15/30 (144A) (a)	112,809	112,853
Catamaran CLO Ltd.
5.652%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	384,593	384,676
Cedar Funding V CLO Ltd.
5.665%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	514,974	514,939
CIFC European Funding CLO III DAC
3.835%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	863,240
CIFC Funding Ltd.
5.508%, 3M TSFR + 1.212%, 10/24/30 (144A) (a)	1,005,469	1,005,485
CIT Mortgage Loan Trust
6.685%, 1M TSFR + 2.364%, 10/25/37 (144A) (a)	3,340,000	3,382,929
Contego CLO IV DAC
3.321%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	795,611	853,941
Countrywide Asset-Backed Certificates Trust
4.625%, 1M TSFR + 0.304%, 11/25/37 (a)	3,914,607	3,700,271
5.175%, 1M TSFR + 0.854%, 08/25/47 (a)	17,332	16,855
Credit-Based Asset Servicing & Securitization LLC
4.554%, 1M TSFR + 0.234%, 07/25/37 (144A) (a)	57,337	37,499
4.654%, 1M TSFR + 0.334%, 07/25/37 (144A) (a)	1,142,725	747,349
Crestline Denali CLO XV Ltd.
5.585%, 3M TSFR + 1.292%, 04/20/30 (144A) (a)	116,378	116,399
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (h)	363,624	103,489
CVC Cordatus Loan Fund XXI DAC
3.347%, 3M EURIBOR + 0.960%, 09/22/34 (144A) (EUR) (a)	1,700,000	1,829,063
BHFTI-247

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CVC Cordatus Opportunity Loan Fund-R DAC
3.251%, 3M EURIBOR + 0.840%, 08/15/33 (144A) (EUR) (a)	1,900,000	$2,054,669
Dryden 35 Euro CLO DAC
3.728%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	635,947	686,617
Dryden 44 Euro CLO DAC
3.665%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,397,282
Dryden 52 Euro CLO DAC
3.416%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	751,318	811,182
Dryden 54 Senior Loan Fund
5.443%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	1,212,330	1,212,508
Dryden 60 CLO Ltd.
5.614%, 3M TSFR + 1.312%, 07/15/31 (144A) (a)	474,948	475,290
Dryden 64 CLO Ltd.
5.525%, 3M TSFR + 1.232%, 04/18/31 (144A) (a)	451,070	451,019
Dryden 95 CLO Ltd.
5.362%, 3M TSFR + 1.040%, 08/20/34 (144A) (a)	2,500,000	2,484,710
Dunedin Park CLO DAC
3.496%, 3M EURIBOR + 0.980%, 11/20/34 (144A) (EUR) (a)	1,000,000	1,075,224
Elevation CLO Ltd.
5.430%, 3M TSFR + 1.130%, 07/25/34 (144A) (a)	700,000	695,450
Ellington Loan Acquisition Trust
5.535%, 1M TSFR + 1.214%, 05/25/37 (144A) (a)	798,764	778,432
First Franklin Mortgage Loan Trust
4.555%, 1M TSFR + 0.234%, 12/25/36 (a)	7,335,608	6,657,703
4.745%, 1M TSFR + 0.424%, 07/25/36 (a)	1,230,308	1,194,930
Gallatin CLO VIII Ltd.
5.654%, 3M TSFR + 1.352%, 07/15/31 (144A) (a)	305,527	305,552
GSAMP Trust
5.170%, 1M TSFR + 0.849%, 09/25/35 (a)	65,812	64,936
Henley CLO VII DAC
3.663%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	1,100,000	1,187,472
Jamestown CLO XVIII Ltd.
5.570%, 3M TSFR + 1.270%, 07/25/35 (144A) (a)	600,000	600,300
JP Morgan Mortgage Acquisition Trust
4.645%, 1M TSFR + 0.324%, 10/25/36 (a)	19,118	19,022
KKR CLO 11 Ltd.
5.744%, 3M TSFR + 1.442%, 01/15/31 (144A) (a)	187,069	187,176
LCM Loan Income Fund I Ltd.
5.585%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	2,267,413	2,267,592
LCM XXV Ltd.
5.393%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	86,536	86,533
LoanCore Issuer Ltd.
5.899%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	1,825,833	1,824,549
Long Beach Mortgage Loan Trust
4.675%, 1M TSFR + 0.354%, 08/25/36 (a)	813,978	320,910
M360 Ltd.
5.934%, 1M TSFR + 1.614%, 11/22/38 (144A) (a)	128,652	126,460
Madison Park Euro Funding IX DAC
3.665%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	751,720
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Madison Park Funding XXXIX Ltd.
5.540%, 3M TSFR + 1.250%, 10/22/34 (144A) (a)	300,000	$299,905
Man Euro CLO DAC
4.535%, 3M EURIBOR + 1.750%, 10/15/36 (144A) (EUR) (a)	7,100,000	7,712,935
Man GLG Euro CLO V DAC
3.191%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (a)	2,642,845	2,850,546
Marathon CLO XIII Ltd.
5.502%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	2,269,540	2,268,968
MF1 LLC
6.467%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,779,731	1,780,160
MF1 Ltd.
5.511%, 1M TSFR + 1.194%, 10/16/36 (144A) (a)	437,827	437,260
Morgan Stanley ABS Capital I, Inc. Trust
5.410%, 1M TSFR + 1.089%, 07/25/34 (a)	37,899	39,903
5.485%, 1M TSFR + 1.164%, 06/25/35 (a)	1,232,000	1,128,984
Morgan Stanley IXIS Real Estate Capital Trust
4.485%, 1M TSFR + 0.164%, 11/25/36 (a)	496	158
Northwoods Capital XII-B Ltd.
5.489%, 3M TSFR + 1.190%, 06/15/31 (144A) (a)	542,436	542,325
Oak Hill European Credit Partners VII DAC
3.484%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	1,190,655	1,287,116
Ocean Trails CLO 8
5.592%, 3M TSFR + 1.290%, 07/15/34 (144A) (a)	1,300,000	1,296,675
Octagon Investment Partners 18-R Ltd.
5.529%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	428,428	428,541
OZLM IX Ltd.
5.493%, 3M TSFR + 1.200%, 10/20/31 (144A) (a)	370,606	370,615
OZLM XXIV Ltd.
5.715%, 3M TSFR + 1.422%, 07/20/32 (144A) (a)	232,661	232,653
Palmer Square European Loan Funding DAC
3.339%, 3M EURIBOR + 0.970%, 08/15/33 (144A) (EUR) (a)	1,300,000	1,405,690
3.806%, 3M EURIBOR + 1.250%, 08/15/33 (144A) (EUR) (a)	1,082,957	1,171,001
Palmer Square Loan Funding Ltd.
5.355%, 3M TSFR + 1.062%, 07/20/29 (144A) (a)	163,793	163,792
5.364%, 3M TSFR + 1.062%, 10/15/29 (144A) (a)	482,569	482,218
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.170%, 1M TSFR + 0.849%, 09/25/35 (a)	61,666	60,287
5.485%, 1M TSFR + 1.164%, 10/25/34 (a)	1,230,139	1,213,689
Pikes Peak CLO 4
5.512%, 3M TSFR + 1.210%, 07/15/34 (144A) (a)	4,300,000	4,288,644
Providus CLO IV DAC
3.564%, 3M EURIBOR + 0.820%, 04/20/34 (144A) (EUR) (a)	2,900,000	3,123,226
Regatta XVI Funding Ltd.
5.502%, 3M TSFR + 1.200%, 01/15/33 (144A) (a)	300,000	299,725
Rockford Tower Europe CLO DAC
4.041%, 3M EURIBOR + 1.370%, 04/24/37 (144A) (EUR) (a)	1,500,000	1,623,254
Romark CLO Ltd.
5.582%, 3M TSFR + 1.292%, 10/23/30 (144A) (a)	448,296	448,648
BHFTI-248

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Saranac CLO VI Ltd.
5.699%, 3M TSFR + 1.402%, 08/13/31 (144A) (a)	676,112	$676,467
Saxon Asset Securities Trust
4.745%, 1M TSFR + 0.424%, 09/25/37 (a)	370,968	355,051
Securitized Asset-Backed Receivables LLC Trust
4.735%, 1M TSFR + 0.414%, 07/25/36 (a)	264,970	103,033
4.755%, 1M TSFR + 0.434%, 07/25/36 (a)	2,954,802	958,804
Segovia European CLO DAC
3.624%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	272,346	294,223
Silver Rock CLO II Ltd.
5.348%, 3M TSFR + 1.040%, 01/20/35 (144A) (a)	1,100,000	1,094,733
Sound Point CLO IX Ltd.
5.765%, 3M TSFR + 1.472%, 07/20/32 (144A) (a)	1,339,463	1,341,676
Soundview Home Loan Trust
4.555%, 1M TSFR + 0.234%, 11/25/36 (144A) (a)	38,635	10,521
St. Paul's CLO X DAC
3.504%, 3M EURIBOR + 0.800%, 04/22/35 (144A) (EUR) (a)	800,000	858,900
Structured Asset Securities Corp. Mortgage Loan Trust
5.937%, 1M TSFR + 1.614%, 04/25/35 (a)	13,428	13,363
Tikehau CLO IV DAC
3.685%, 3M EURIBOR + 0.900%, 10/15/31 (144A) (EUR) (a)	629,422	679,573
Tralee CLO VII Ltd.
5.882%, 3M TSFR + 1.582%, 04/25/34 (144A) (a)	1,400,000	1,399,941
TRTX Issuer Ltd.
5.969%, 1M TSFR + 1.650%, 02/15/39 (144A) (a)	772,336	772,330
U.S. Small Business Administration
5.510%, 11/01/27	160,415	161,789
Venture 33 CLO Ltd.
5.624%, 3M TSFR + 1.322%, 07/15/31 (144A) (a)	176,736	176,849
Venture 44 CLO Ltd.
5.433%, 3M TSFR + 1.140%, 10/20/34 (144A) (a)	500,000	498,506
Vibrant CLO XI Ltd.
5.675%, 3M TSFR + 1.382%, 07/20/32 (144A) (a)	679,437	679,533
Voya CLO Ltd.
5.544%, 3M TSFR + 1.242%, 06/07/30 (144A) (a)	38,171	38,170
Wind River CLO Ltd.
5.605%, 3M TSFR + 1.312%, 07/18/31 (144A) (a)	130,967	130,931
		116,310,095
Asset-Backed - Student Loan — 0.1%
SLM Student Loan Trust
5.369%, SOFR90A + 0.812%, 10/25/64 (144A) (a)	1,580,896	1,570,289
Total Asset-Backed Securities (Cost $132,617,442)		132,595,737

Foreign Government—8.2%
Sovereign — 8.2%
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (c)	8,815,488	6,555,886
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (c)	18,595,040	20,157,018
0.100%, 07/25/31 (144A) (EUR) (c)	1,922,464	1,986,255
Security Description	Principal Amount*	Value

Sovereign—(Continued)
French Republic Government Bonds OAT
0.100%, 07/25/38 (144A) (EUR) (c)	117,974	$106,143
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (c)	2,314,732	2,421,582
1.400%, 05/26/25 (144A) (EUR) (c)	57,207,256	62,007,884
1.800%, 05/15/36 (144A) (EUR) (c)	916,542	968,163
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (c)	1,735,331,560	12,006,119
0.100%, 03/10/29 (JPY) (c)	2,519,764,140	17,360,123
Mexico Udibonos
4.000%, 08/24/34 (MXN) (c)	3,360,352	152,844
Total Foreign Government (Cost $123,344,678)		123,722,017

Mortgage-Backed Securities—1.5%
Collateralized Mortgage Obligations — 1.5%
Banc of America Funding Trust
6.425%, 02/20/36 (a)	86,747	82,367
Banc of America Mortgage Trust
5.432%, 06/25/35 (a)	21,300	18,604
5.708%, 09/25/35 (a)	18,456	16,294
Bear Stearns ALT-A Trust
4.755%, 1M TSFR + 0.434%, 02/25/34 (a)	35,841	33,759
5.043%, 09/25/35 (a)	380,609	219,915
Bear Stearns ARM Trust
4.855%, 03/25/35 (a)	85,177	78,129
Chase Mortgage Finance Trust
6.667%, 02/25/37 (a)	13,391	13,025
CHL Mortgage Pass-Through Trust
5.015%, 1M TSFR + 0.694%, 04/25/35 (a)	197,984	188,045
6.000%, 03/25/37	765,748	344,521
Citigroup Mortgage Loan Trust, Inc.
4.750%, 03/25/37 (a)	1,072,480	905,505
6.373%, 08/25/35 (a)	362	366
7.410%, 1Y H15 + 2.400%, 05/25/35 (a)	1,790	1,780
Countrywide Alternative Loan Trust
4.614%, 1M TSFR + 0.294%, 02/20/47 (a)	354,284	284,141
4.675%, 1M TSFR + 0.354%, 06/25/36 (a)	914,364	852,574
4.795%, 1M TSFR + 0.474%, 05/25/47 (a)	100,249	91,769
4.995%, 1M TSFR + 0.674%, 12/25/35 (a)	13,932	12,560
5.000%, 07/25/35	111,513	62,563
5.500%, 06/25/25	319,299	256,190
6.000%, 03/25/37	3,048,025	1,071,223
6.000%, 04/25/37	453,402	381,480
CSMC Trust
3.748%, 11/30/37 (144A) (a)	2,050,371	1,855,516
4.585%, 1M TSFR + 0.264%, 09/29/36 (144A) (a)	164,284	162,080
5.186%, 10/26/36 (144A) (a)	33,516	30,188
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.535%, 1M TSFR + 0.214%, 10/25/36 (a)	7,666	6,312
6.369%, 10/25/36 (h)	134,026	115,846
6.386%, 10/25/36 (h)	134,026	115,845
Eurosail-U.K. PLC
5.550%, SONIA + 1.069%, 06/13/45 (GBP) (a)	419,630	541,130
BHFTI-249

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities Trust
6.142%, 06/25/34 (a)	40,515	$40,195
GreenPoint Mortgage Funding Trust
4.795%, 1M TSFR + 0.474%, 09/25/46 (a)	246,163	226,198
4.975%, 1M TSFR + 0.654%, 11/25/45 (a)	47,986	44,845
GreenPoint MTA Trust
4.875%, 1M TSFR + 0.554%, 06/25/45 (a)	60,553	55,310
GSR Mortgage Loan Trust
4.286%, 05/25/35 (a)	104,622	78,278
4.753%, 11/25/35 (a)	90,037	75,857
5.328%, 09/25/35 (a)	36,792	35,261
6.008%, 12/25/34 (a)	136,014	126,457
6.922%, 01/25/35 (a)	20,744	19,460
HarborView Mortgage Loan Trust
4.811%, 1M TSFR + 0.494%, 09/19/37 (a)	13,792	11,882
4.871%, 1M TSFR + 0.554%, 05/19/35 (a)	23,324	22,355
4.991%, 1M TSFR + 0.674%, 02/19/36 (a)	68,713	30,717
5.334%, 1M TSFR + 1.014%, 06/20/35 (a)	120,407	110,825
IndyMac INDA Mortgage Loan Trust
5.856%, 11/25/35 (a)	23,238	24,619
JP Morgan Mortgage Trust
4.262%, 07/27/37 (144A) (a)	198,107	181,028
5.487%, 08/25/35 (a)	53,462	47,126
5.590%, 07/25/35 (a)	30,698	29,515
5.688%, 09/25/35 (a)	7,409	6,927
6.057%, 02/25/35 (a)	39,053	37,000
6.813%, 07/25/35 (a)	15,740	15,705
6.862%, 08/25/35 (a)	41,551	39,304
Lehman XS Trust
4.975%, 1M TSFR + 0.654%, 12/25/35 (a)	53,313	49,308
6.735%, 1M TSFR + 2.414%, 12/25/37 (a)	1,802,159	1,741,949
MASTR Adjustable Rate Mortgages Trust
5.803%, 12/25/33 (a)	12,672	11,702
6.370%, 11/21/34 (a)	26,069	24,754
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.134%, 1M TSFR + 0.814%, 11/15/31 (a)	22,462	21,657
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.874%, 1M TSFR + 0.554%, 12/15/30 (a)	3,622	3,507
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (a)	333,151	320,449
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (a)	2,992,519	2,865,241
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
5.485%, 1M TSFR + 1.164%, 04/25/35 (a)	1,450,969	1,454,788
RALI Trust
4.735%, 1M TSFR + 0.414%, 08/25/35 (a)	41,059	29,552
5.544%, 10/25/37 (a)	570,198	458,017
5.995%, 12M MTA + 1.360%, 09/25/45 (a)	36,929	31,389
Reperforming Loan Trust REMICS
4.775%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	19,010	18,213
Residential Asset Securitization Trust
6.500%, 09/25/36	272,810	83,326
Sequoia Mortgage Trust
4.834%, 1M TSFR + 0.514%, 07/20/36 (a)	143,073	124,363
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust
5.131%, 1M TSFR + 0.814%, 10/19/26 (a)	7,210	$7,069
Structured Adjustable Rate Mortgage Loan Trust
6.035%, 12M MTA + 1.400%, 01/25/35 (a)	37,174	33,991
6.528%, 02/25/34 (a)	17,218	16,590
Structured Asset Mortgage Investments II Trust
4.815%, 1M TSFR + 0.494%, 06/25/36 (a)	11,340	11,160
4.855%, 1M TSFR + 0.534%, 05/25/36 (a)	12,126	8,634
4.931%, 1M TSFR + 0.614%, 07/19/35 (a)	39,081	37,203
5.091%, 1M TSFR + 0.774%, 10/19/34 (a)	14,583	13,902
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (h)	130,242	48,068
Towd Point Mortgage Trust
5.435%, 1M TSFR + 1.114%, 10/25/59 (144A) (a)	496,331	502,186
Wachovia Mortgage Loan Trust LLC
1.956%, 1M TSFR + 0.574%, 01/25/37 (a)	1,445,587	537,020
WaMu Mortgage Pass-Through Certificates Trust
4.174%, 12M MTA + 0.810%, 12/25/46 (a)	25,406	22,110
4.218%, 11/25/36 (a)	3,000,721	2,640,400
5.131%, 12/25/35 (a)	22,469	20,735
5.405%, 12M MTA + 0.770%, 05/25/47 (a)	139,235	121,289
5.635%, 12M MTA + 1.000%, 02/25/46 (a)	48,059	43,586
5.635%, 12M MTA + 1.000%, 08/25/46 (a)	1,306,296	1,196,166
5.683%, 12M MTA + 1.048%, 07/25/46 (a)	234,319	209,972
5.835%, 12M MTA + 1.200%, 11/25/42 (a)	3,815	3,637
6.135%, 12M MTA + 1.500%, 11/25/46 (a)	87,132	76,675
Wells Fargo Mortgage-Backed Securities Trust
6.155%, 04/25/36 (a)	25,874	25,469
		21,814,668
Commercial Mortgage-Backed Securities — 0.0%
JP Morgan Chase Commercial Mortgage Securities Trust
5.817%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	571,718	558,826
Total Mortgage-Backed Securities (Cost $24,538,539)		22,373,494

Corporate Bonds & Notes—0.4%
Banks — 0.2%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (a)	1,570,000	1,582,251
Lloyds Banking Group PLC
4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	974,075
Nykredit Realkredit AS
1.000%, 10/01/53 (DKK)	9,513	1,006
1.500%, 10/01/52 (DKK)	283,556	32,034
1.500%, 10/01/53 (DKK)	498,019	49,863
2.500%, 10/01/47 (DKK)	4,953	659
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	100,000	103,928
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (a)	100,000	105,762
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (a)	100,000	116,620
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (a)	100,000	132,393
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (a)	100,000	121,737
		3,220,328
BHFTI-250

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value

Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	114,000	$106,718
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	51,174	6,079
1.000%, 10/01/50 (DKK)	6,435,666	718,292
1.500%, 10/01/53 (DKK)	1,732,833	195,880
2.000%, 10/01/53 (DKK)	7,265,363	794,069
2.500%, 10/01/47 (DKK)	3,252	433
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,661	262,341
2.000%, 10/01/53 (DKK)	4,299,311	471,747
2.000%, 10/01/53 (144A) (DKK)	699,130	83,376
2.500%, 10/01/47 (DKK)	843	114
Realkredit Danmark AS
1.500%, 10/01/53 (DKK)	4,091,088	476,455
2.000%, 10/01/53 (DKK)	563,759	61,864
2.500%, 04/01/47 (DKK)	7,927	1,054
		3,178,422
Software — 0.0%
VMware LLC
3.900%, 08/21/27	300,000	294,761
Total Corporate Bonds & Notes (Cost $7,967,521)		6,693,511

Convertible Preferred Stocks—0.1%
Banks — 0.1%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	1,080,720

Short-Term Investments—0.3%
Repurchase Agreement—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $4,880,343; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $4,977,507	4,879,903	4,879,903
Total Short-Term Investments (Cost $4,879,903)		4,879,903
Total Investments—124.8% (Cost $2,027,960,378)		1,881,961,384
Other assets and liabilities (net)—(24.8)%		(374,512,500)
Net Assets—100.0%		$1,507,448,884

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2025.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of this security has been transferred in a secured borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2025, the market value of securities pledged was $4,946,016.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $10,013,606.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $9,015,115.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$197,024,750, which is 13.1% of net assets.

BHFTI-251

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	$(14,000,000)	$(13,968,008)	$(13,969,358)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	372,000	DBAG	04/02/25	USD	234,546	$(2,102)
BRL	5,320,945	GSBU	04/02/25	USD	926,639	5,805
BRL	5,339,627	JPMC	04/02/25	USD	915,888	19,830
CAD	9,038,518	CBNA	04/02/25	USD	6,345,332	(64,136)
CAD	1,156,194	CBNA	04/02/25	USD	804,248	(766)
DKK	17,370,196	DBAG	04/02/25	USD	2,506,974	10,573
EUR	742,000	BBP	04/02/25	USD	809,049	(6,725)
EUR	834,000	BNP	05/02/25	USD	904,588	(1,325)
EUR	894,000	JPMC	04/02/25	USD	971,316	(4,634)
EUR	908,000	JPMC	04/02/25	USD	985,882	(4,062)
EUR	128,488,196	JPMC	04/02/25	USD	138,587,368	346,877
GBP	1,477,000	BBP	04/02/25	USD	1,913,897	(5,983)
JPY	1,652,398,156	BNP	04/02/25	USD	10,993,005	23,717
JPY	2,285,912,545	JPMC	04/02/25	USD	15,147,522	92,911
NZD	816,418	DBAG	04/02/25	USD	466,329	(2,808)
NZD	816,418	DBAG	05/02/25	USD	469,444	(5,562)
TWD	70,788	BNP	04/25/25	USD	2,170	(34)
TWD	78,882	BNP	04/25/25	USD	2,412	(32)
TWD	87,806	BNP	04/25/25	USD	2,682	(32)
TWD	80,638	CBNA	04/25/25	USD	2,466	(33)
TWD	72,310	CBNA	04/25/25	USD	2,213	(31)
TWD	72,387	CBNA	04/25/25	USD	2,213	(29)
TWD	90,652	CBNA	04/25/25	USD	2,760	(24)
TWD	88,692	CBNA	04/25/25	USD	2,695	(18)
TWD	102,389	CBNA	04/25/25	USD	3,106	(16)
TWD	71,983	JPMC	04/25/25	USD	2,204	(32)
TWD	79,444	JPMC	04/25/25	USD	2,428	(31)

Contracts to Deliver
AUD	372,000	BBP	04/02/25	USD	231,369	(1,075)
AUD	372,000	DBAG	05/02/25	USD	234,600	2,099
BRL	5,320,945	GSBU	04/02/25	USD	928,612	(3,832)
BRL	5,339,627	JPMC	04/02/25	USD	929,892	(5,826)
BRL	5,407,494	JPMC	06/03/25	USD	915,888	(19,698)
CAD	1,153,000	BNP	04/02/25	USD	801,146	(116)
CAD	1,154,491	CBNA	05/02/25	USD	804,247	772
CAD	9,025,344	CBNA	05/02/25	USD	6,345,331	64,086
CAD	9,041,463	MSIP	04/02/25	USD	6,351,647	68,405
DKK	11,328,877	CBNA	04/02/25	USD	1,594,531	(47,418)
DKK	17,338,096	DBAG	05/02/25	USD	2,506,974	(10,554)
DKK	6,968,031	MSIP	04/02/25	USD	972,895	(37,016)
EUR	121,795,196	BNP	04/02/25	USD	127,711,763	(3,985,343)
EUR	981,000	GSBU	05/02/25	USD	1,062,334	(138)
EUR	7,631,000	JPMC	04/02/25	USD	8,337,434	86,036
EUR	128,488,196	JPMC	05/02/25	USD	138,812,736	(346,363)
EUR	1,606,000	MSIP	04/02/25	USD	1,734,281	(2,287)
GBP	1,477,000	BBP	05/02/25	USD	1,913,758	5,972
BHFTI-252

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	1,477,000	BNP	04/02/25	USD	1,867,093	$(40,820)
JPY	1,117,989,751	BBP	04/02/25	USD	7,443,571	(10,191)
JPY	82,100,000	BBP	04/02/25	USD	547,197	(173)
JPY	548,963,606	BBP	05/02/25	USD	3,692,239	19,902
JPY	1,267,209,339	BNP	04/02/25	USD	8,499,792	51,166
JPY	1,646,860,979	BNP	05/02/25	USD	10,993,005	(23,804)
JPY	1,054,915,157	JPMC	04/02/25	USD	7,076,923	43,686
JPY	2,278,247,898	JPMC	05/02/25	USD	15,147,522	(93,001)
JPY	966,498,483	UBSA	04/02/25	USD	6,495,984	52,231
KRW	13,372,570	CBNA	06/18/25	USD	9,298	179
KRW	27,185,083	CBNA	06/18/25	USD	18,808	269
KRW	21,549,825	CBNA	06/18/25	USD	15,024	328
KRW	4,530,082	DBAG	06/12/25	USD	3,167	79
KRW	24,465,311	DBAG	06/18/25	USD	16,873	189
KRW	10,037,240	DBAG	06/18/25	USD	7,051	206
MXN	7,382,000	JPMC	06/18/25	USD	357,699	649
NZD	816,418	DBAG	04/02/25	USD	469,114	5,593
TWD	119,186	BNP	04/25/25	USD	3,601	4
TWD	123,683	BNP	04/25/25	USD	3,749	17
TWD	123,153	BNP	04/25/25	USD	3,758	42
TWD	98,105	BNP	04/25/25	USD	3,042	81
TWD	78,494	BNP	07/16/25	USD	2,412	28
TWD	70,421	BNP	07/16/25	USD	2,170	31
TWD	87,173	BNP	08/20/25	USD	2,682	27
TWD	126,344	CBNA	04/25/25	USD	3,853	40
TWD	126,236	CBNA	04/25/25	USD	3,851	41
TWD	126,696	CBNA	04/25/25	USD	3,866	43
TWD	114,664	CBNA	04/25/25	USD	3,506	46
TWD	124,995	CBNA	04/25/25	USD	3,846	74
TWD	72,013	CBNA	07/16/25	USD	2,213	26
TWD	71,938	CBNA	07/16/25	USD	2,213	28
TWD	80,224	CBNA	07/16/25	USD	2,466	29
TWD	101,588	CBNA	08/20/25	USD	3,106	12
TWD	87,965	CBNA	08/20/25	USD	2,695	16
TWD	90,042	CBNA	08/20/25	USD	2,760	18
TWD	124,048	JPMC	04/25/25	USD	3,783	40
TWD	79,056	JPMC	07/16/25	USD	2,428	27
TWD	71,593	JPMC	07/16/25	USD	2,204	29
Net Unrealized Depreciation						$(3,823,811)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	09/14/26	1,178	EUR	288,506,925	$63,429
Australian 10 Year Treasury Bond Futures	06/16/25	280	AUD	31,544,696	23,109
Euro-BTP Futures	06/06/25	204	EUR	23,974,080	(502,006)
Japanese Government 10 Year Bond Futures	06/13/25	2	JPY	276,800,000	7,294
U.S. Treasury Note 10 Year Futures	06/18/25	139	USD	15,459,406	32,128
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	1,495	USD	170,616,875	1,962,590
U.S. Treasury Ultra Long Bond Futures	06/18/25	527	USD	64,425,750	(337,148)
BHFTI-253

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	09/15/25	(1,178)	EUR	(288,536,375)	$(100,739)
Euro-Bobl Futures	06/06/25	(2)	EUR	(235,580)	2,279
Euro-Bund Futures	06/06/25	(341)	EUR	(43,931,030)	338,098
Euro-Buxl 30 Year Bond Futures	06/06/25	(40)	EUR	(4,770,400)	(80,897)
Euro-OAT Futures	06/06/25	(326)	EUR	(39,996,940)	863,588
Euro-Schatz Futures	06/06/25	(303)	EUR	(32,407,365)	(4,261)
U.S. Treasury Long Bond Futures	06/18/25	(1,639)	USD	(192,223,969)	(2,821,379)
U.S. Treasury Note 2 Year Futures	06/30/25	(1,215)	USD	(251,713,829)	(1,190,404)
U.S. Treasury Note 5 Year Futures	06/30/25	(1,605)	USD	(173,590,781)	(1,245,927)
Net Unrealized Depreciation					$(2,990,246)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Receive	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	$(186,050)	$(172,192)	$13,858
Call - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Receive	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(48,762)	(729)
Call - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Receive	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,822)	(337,762)	(26,940)
Call - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Receive	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(316,934)	(87,283)
Call - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Receive	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(466,297)	(202,279)
Call - OTC - 10 Yr. IRS	2.660%	6M EURIBOR	Receive	09/05/25	MSCS	(10,400,000)	EUR	(10,400,000)	(230,927)	(193,096)	37,831
Call - OTC - 10 Yr. IRS	2.740%	6M EURIBOR	Receive	09/08/25	BBP	(5,800,000)	EUR	(5,800,000)	(133,810)	(131,878)	1,932
Put - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Pay	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	(186,049)	(208,386)	(22,337)
Put - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Pay	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(49,513)	(1,480)
Put - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Pay	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,821)	(297,640)	13,181
Put - OTC - 2 Yr. IRS	2.950%	6M EURIBOR	Pay	09/15/25	CBNA	(19,000,000)	EUR	(19,000,000)	(229,651)	(9,954)	219,697
Put - OTC - 2 Yr. IRS	3.150%	6M EURIBOR	Pay	10/06/25	BBP	(22,800,000)	EUR	(22,800,000)	(264,018)	(6,400)	257,618
Put - OTC - 10 Yr. IRS	2.660%	6M EURIBOR	Pay	09/05/25	MSCS	(10,400,000)	EUR	(10,400,000)	(230,927)	(216,864)	14,063
Put - OTC - 10 Yr. IRS	2.740%	6M EURIBOR	Pay	09/08/25	BBP	(5,800,000)	EUR	(5,800,000)	(133,810)	(101,473)	32,337
Totals									$(2,806,620)	$(2,557,151)	$249,469

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(131,642)	$250,603
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(4,385,171)	$(17,107)	$(4,368,064)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,381,803)	—	(1,381,803)
Pay	12M CPURNSA	Maturity	1.980%	Maturity	09/19/25	USD	13,200,000	(167,968)	—	(167,968)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(3,287,887)	3,600	(3,291,487)
Pay	12M CPURNSA	Maturity	2.033%	Maturity	09/23/25	USD	8,100,000	(99,619)	—	(99,619)
Pay	12M CPURNSA	Maturity	2.208%	Maturity	10/07/25	USD	16,538,000	(181,118)	—	(181,118)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,572,286)	28,402	(1,600,688)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(733,272)	(1,137)	(732,135)
BHFTI-254

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	2.380%	Maturity	10/15/25	USD	13,700,000	$(130,510)	$—	$(130,510)
Pay	12M CPURNSA	Maturity	2.700%	Maturity	01/14/26	USD	12,700,000	(95,210)	—	(95,210)
Pay	12M CPURNSA	Maturity	2.820%	Maturity	02/05/26	USD	5,600,000	(35,667)	—	(35,667)
Pay	12M CPURNSA	Maturity	2.842%	Maturity	02/13/26	USD	5,900,000	(36,351)	—	(36,351)
Pay	12M CPURNSA	Maturity	3.043%	Maturity	02/21/26	USD	7,600,000	(32,079)	—	(32,079)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(104,430)	—	(104,430)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(19,066)	2,831	(21,897)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	7,040,000	(1,396,916)	(65,195)	(1,331,721)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(5,325)	—	(5,325)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	(134)	121	(255)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	11,124	513	10,611
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	26,587	717	25,870
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	41,885	(36,516)	78,401
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	211,376	—	211,376
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	148,237	—	148,237
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	430,195	20,719	409,476
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	244,404	14,422	229,982
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	800,000	128,624	5,914	122,710
Pay	12M SOFR	Annually	3.085%	Annually	02/13/34	USD	36,700,000	(1,806,532)	(245,094)	(1,561,438)
Pay	12M SONIA	Annually	3.750%	Annually	03/19/27	GBP	82,700,000	(595,821)	(543,078)	(52,743)
Pay	12M UKRPI	Maturity	3.466%	Maturity	09/15/34	GBP	3,000,000	21,564	—	21,564
Pay	12M UKRPI	Maturity	3.500%	Maturity	08/15/34	GBP	7,200,000	78,885	40,811	38,074
Pay	3M SOFR	Quarterly	2.340%	Quarterly	11/21/28	USD	65,930,000	(3,547,898)	—	(3,547,898)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(249,337)	—	(249,337)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(118,259)	—	(118,259)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(99,618)	—	(99,618)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(186,943)	—	(186,943)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(81,691)	—	(81,691)
Pay	6M EURIBOR	Annually	2.250%	Annually	09/17/35	EUR	173,540,000	(7,206,594)	(5,558,988)	(1,647,606)
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	517,651	—	517,651
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,664,355	—	1,664,355
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	2,116,172	—	2,116,172
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,705,747	9,782	2,695,965
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,305,807	—	1,305,807
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,590,778	—	1,590,778
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	162,249	—	162,249
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	185,428	—	185,428
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	727,334	—	727,334
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	1,137,387	—	1,137,387
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	451,250	—	451,250
Receive	12M HICP	Maturity	2.034%	Maturity	09/15/34	EUR	6,700,000	(16,992)	(19,089)	2,097
Receive	12M HICP	Maturity	2.049%	Maturity	08/15/34	EUR	9,900,000	(41,913)	(3,756)	(38,157)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	34,000	1,000	33,000
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	13,184	—	13,184
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	4,250,413	491,539	3,758,874
Receive	12M SOFR	Annually	3.250%	Annually	06/18/34	USD	4,750,000	171,705	211,361	(39,656)
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	573,008	251,705	321,303
Receive	12M SOFR	Annually	3.838%	Annually	11/15/34	USD	6,100,000	(47,789)	—	(47,789)
Receive	12M SOFR	Annually	3.864%	Annually	11/15/34	USD	5,400,000	(53,324)	—	(53,324)
Receive	12M SOFR	Annually	3.866%	Annually	11/15/34	USD	2,200,000	(22,060)	—	(22,060)
Receive	12M SOFR	Annually	3.867%	Annually	11/15/34	USD	5,500,000	(55,368)	—	(55,368)
Receive	12M SOFR	Annually	3.870%	Annually	11/15/34	USD	5,500,000	(56,702)	—	(56,702)
Receive	12M SOFR	Annually	3.881%	Annually	11/15/34	USD	5,300,000	(59,480)	—	(59,480)
Receive	12M SOFR	Annually	3.894%	Annually	11/15/34	USD	4,600,000	(56,153)	—	(56,153)
Receive	12M SOFR	Annually	4.050%	Annually	11/15/52	USD	18,900,000	(720,243)	(784,167)	63,924
Receive	12M SOFR	Annually	4.100%	Annually	12/31/31	USD	29,200,000	(736,474)	(547,922)	(188,552)
BHFTI-255

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	57,690,000	$(49,331)	$120,216	$(169,547)
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	397,333	4,668	392,665
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	133,847	(11,593)	145,440
Receive	3M SOFR	Quarterly	2.237%	Quarterly	11/21/53	USD	13,560,000	4,355,800	—	4,355,800
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	3,490,455	—	3,490,455
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	3,639,381	—	3,639,381
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	6,340,315	—	6,340,315
Receive	6M EURIBOR	Annually	2.112%	Annually	09/02/27	EUR	10,500,000	13,467	—	13,467
Receive	6M EURIBOR	Annually	2.120%	Annually	09/03/27	EUR	22,200,000	24,816	—	24,816
Receive	6M EURIBOR	Annually	2.250%	Annually	09/17/55	EUR	49,170,000	4,158,507	1,972,676	2,185,831
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	57,741	(1,544)	59,285
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	83,689	(3,873)	87,562
Totals								$12,171,366	$(4,658,062)	$16,829,428
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	35,000,000	$530,714	$—	$530,714
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	60,000,000	830,670	—	830,670
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	30,000,000	458,609	—	458,609
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	788,767	—	788,767
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	40,000,000	574,243	—	574,243
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	747,409	—	747,409
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	227,531	—	227,531
Pay	4.490%	Maturity	04/25/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	273,838	—	273,838
Totals								$4,431,781	$—	$4,431,781

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,590,616,002	$—	$1,590,616,002
Total Asset-Backed Securities*	—	132,595,737	—	132,595,737
Total Foreign Government*	—	123,722,017	—	123,722,017
Total Mortgage-Backed Securities*	—	22,373,494	—	22,373,494
Total Corporate Bonds & Notes*	—	6,693,511	—	6,693,511
Total Convertible Preferred Stocks*	1,080,720	—	—	1,080,720
Total Short-Term Investments*	—	4,879,903	—	4,879,903
Total Investments	$1,080,720	$1,880,880,664	$—	$1,881,961,384
TBA Forward Sales Commitments (Liability)	$—	$(13,969,358)	$—	$(13,969,358)
Secured Borrowings (Liability)	$—	$(1,538,257,538)	$—	$(1,538,257,538)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$902,259	$—	$902,259
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,726,070)	—	(4,726,070)
Total Forward Contracts	$—	$(3,823,811)	$—	$(3,823,811)
BHFTI-256

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,292,515	$—	$—	$3,292,515
Futures Contracts (Unrealized Depreciation)	(6,282,761)	—	—	(6,282,761)
Total Futures Contracts	$(2,990,246)	$—	$—	$(2,990,246)
Total Written Options*	$—	$(2,688,793)	$—	$(2,688,793)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$38,778,076	$—	$38,778,076
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(21,948,648)	—	(21,948,648)
Total Centrally Cleared Swap Contracts	$—	$16,829,428	$—	$16,829,428
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,431,781	$—	$4,431,781

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-257

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—68.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 50.0%
Federal Home Loan Mortgage Corp.
2.500%, 12/01/32	5,800,974	$5,558,060
3.500%, 12/01/26	4,992	4,957
3.500%, 05/01/32	58,550	57,410
3.500%, 07/01/33	149,165	146,010
3.500%, 08/01/33	4,397	4,302
3.500%, 09/01/33	182,542	178,563
3.500%, 11/01/33	394,371	385,756
3.500%, 01/01/34	43,006	42,054
3.500%, 02/01/34	68,185	66,647
3.500%, 04/01/34	712,373	690,217
3.500%, 05/01/34	282,630	273,842
3.500%, 10/01/34	60,548	58,664
3.500%, 11/01/34	26,027	25,217
3.500%, 03/01/35	101,027	97,689
3.500%, 09/01/52	296,198	267,334
4.000%, 06/01/30	12,015	11,901
4.000%, 09/01/30	67,603	67,084
4.000%, 10/01/30	3,638	3,610
4.000%, 11/01/33	33,993	33,880
4.000%, 12/01/40	131,455	126,711
4.000%, 10/01/52	2,317,926	2,167,331
4.500%, 04/01/34	4,669	4,641
4.500%, 06/01/35	14,820	14,570
4.500%, 04/01/41	31,616	31,249
5.000%, 10/01/52	348,233	344,161
5.000%, 05/01/53	6,088,792	5,978,404
5.000%, 06/01/53	7,424,761	7,396,774
5.000%, 09/01/53	731,272	722,999
5.000%, 08/01/54	290,150	284,806
5.500%, 01/01/33	305	314
5.500%, 05/01/33	430	433
5.500%, 08/01/33	417	424
5.500%, 10/01/33	1,167	1,202
5.500%, 01/01/34	624	629
5.500%, 09/01/34	10,010	10,056
5.500%, 01/01/35	7,818	7,982
5.500%, 07/01/35	445	454
5.500%, 10/01/35	7,651	7,831
5.500%, 11/01/35	20,802	21,196
5.500%, 12/01/35	12,122	12,422
5.500%, 01/01/36	9,819	10,059
5.500%, 04/01/36	5,186	5,314
5.500%, 06/01/36	400,419	409,509
5.500%, 07/01/36	8,388	8,596
5.500%, 08/01/36	10,900	11,098
5.500%, 10/01/36	1,437	1,466
5.500%, 12/01/36	59,729	61,161
5.500%, 02/01/37	5,838	5,980
5.500%, 03/01/37	3,946	4,033
5.500%, 04/01/37	22,351	22,759
5.500%, 06/01/37	28,971	29,509
5.500%, 07/01/37	49,818	50,842
5.500%, 08/01/37	18,953	19,353
5.500%, 09/01/37	3,343	3,410
5.500%, 10/01/37	2,690	2,742
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 11/01/37	60,809	$62,063
5.500%, 12/01/37	4,109	4,187
5.500%, 01/01/38	20,861	21,258
5.500%, 02/01/38	52,801	53,809
5.500%, 03/01/38	25,284	25,740
5.500%, 04/01/38	39,975	40,801
5.500%, 05/01/38	32,214	32,668
5.500%, 06/01/38	85,126	86,619
5.500%, 07/01/38	105,781	107,777
5.500%, 08/01/38	275,314	280,879
5.500%, 09/01/38	73,005	74,296
5.500%, 10/01/38	2,152,903	2,191,338
5.500%, 11/01/38	897,263	913,815
5.500%, 12/01/38	4,636	4,717
5.500%, 01/01/39	182,839	186,369
5.500%, 02/01/39	44,926	45,713
5.500%, 03/01/39	19,654	20,020
5.500%, 06/01/39	692,941	705,305
5.500%, 09/01/39	9,165	9,331
5.500%, 02/01/40	21,315	21,691
5.500%, 03/01/40	3,400	3,459
5.500%, 05/01/40	700	713
5.500%, 08/01/40	22,571	22,964
5.500%, 02/01/54	32,482	32,448
5.500%, 03/01/54	2,100,246	2,098,034
6.000%, 10/01/53	9,794,951	9,973,804
6.000%, 11/01/53	880,325	895,049
6.000%, 12/01/53	17,388,652	17,664,435
6.000%, 01/01/54	2,830,542	2,878,608
6.000%, 02/01/54	3,580,849	3,640,740
6.000%, 07/01/54	21,359,998	21,698,767
6.000%, 08/01/54	3,731,554	3,790,736
6.341%, 1Y H15 + 2.108%, 02/01/35 (a)	13,619	14,021
6.439%, 1Y H15 + 2.250%, 11/01/34 (a)	14,195	14,660
6.488%, 1Y H15 + 2.250%, 02/01/35 (a)	11,247	11,628
6.509%, 1Y H15 + 2.250%, 01/01/35 (a)	24,999	25,843
6.525%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,004	2,031
6.540%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	8,670	8,914
6.552%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,334	4,404
6.574%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	2,901	2,959
6.657%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	5,026	5,114
6.673%, 1Y H15 + 2.250%, 11/01/31 (a)	3,656	3,723
6.769%, 1Y H15 + 2.250%, 08/01/35 (a)	51,085	52,789
6.841%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	8,719	8,996
6.932%, 1Y H15 + 2.107%, 10/01/34 (a)	7,943	8,229
6.998%, 1Y H15 + 2.250%, 06/01/35 (a)	112,888	116,667
7.020%, 1Y RFUCCT + 1.891%, 11/01/34 (a)	6,721	6,885
7.068%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	37,252	38,103
7.144%, 1Y H15 + 2.179%, 09/01/35 (a)	30,833	31,665
7.400%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,182	2,233
7.432%, 1Y H15 + 2.436%, 01/01/29 (a)	20,857	20,921
7.711%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	24,426	24,890
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	7,238,331	6,769,933
4.653%, SOFR30A + 0.304%, 10/15/43 (a)	3,335,730	3,271,390
BHFTI-258

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.713%, SOFR30A + 0.364%, 07/15/34 (a)	2,086	$2,075
5.640%, SOFR30A + 1.300%, 05/25/54 (a)	5,538,429	5,508,662
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
5.835%, 12M MTA + 1.200%, 10/25/44 (a)	248,473	226,784
5.835%, 12M MTA + 1.200%, 02/25/45 (a)	22,662	21,819
6.035%, 12M MTA + 1.400%, 07/25/44 (a)	1,155,646	1,112,286
Federal National Mortgage Association
3.000%, 09/01/28	74,678	73,144
3.000%, 06/01/30	2,609,753	2,544,292
3.000%, 08/01/49	1,975,735	1,716,268
3.500%, 04/01/25	94	94
3.500%, 10/01/26	11,946	11,823
3.500%, 12/01/26	35,501	35,124
3.500%, 04/01/27	5,281	5,232
3.500%, 12/01/28	109,934	107,968
3.500%, 03/01/29	80,412	79,308
3.500%, 07/01/29	17,321	17,007
3.500%, 12/01/31	26,250	25,780
3.500%, 05/01/32	123,761	121,353
3.500%, 06/01/32	209,078	204,977
3.500%, 05/01/33	112,149	109,556
3.500%, 06/01/33	145,900	142,797
3.500%, 08/01/33	90,332	88,393
3.500%, 09/01/33	400,210	391,565
3.500%, 10/01/33	224,925	218,603
3.500%, 05/01/34	3,844,149	3,724,625
3.500%, 07/01/34	192,066	186,092
3.500%, 09/01/34	458,976	444,915
3.500%, 02/01/35	26,876	26,006
3.500%, 03/01/35	58,236	56,902
3.500%, 05/01/35	1,853,017	1,807,268
3.500%, 04/01/40	234,654	223,294
3.500%, 05/01/40	3,469,952	3,270,148
4.000%, 06/01/25	445	444
4.000%, 08/01/25	588	586
4.000%, 02/01/26	2,738	2,723
4.000%, 03/01/26	637	634
4.000%, 06/01/26	1,587	1,578
4.000%, 04/01/29	6,489	6,432
4.000%, 05/01/29	18,597	18,434
4.000%, 03/01/30	12,735	12,616
4.000%, 05/01/30	21,453	21,258
4.000%, 08/01/30	17,671	17,524
4.000%, 09/01/30	16,265	16,128
4.000%, 10/01/30	535	530
4.000%, 11/01/30	61,187	60,632
4.000%, 12/01/30	9,137	9,052
4.000%, 06/01/31	1,164	1,149
4.000%, 09/01/31	33,419	33,062
4.000%, 11/01/33	25,836	25,610
4.000%, 05/01/34	40,259	39,062
4.000%, 05/01/35	16,148	15,630
4.000%, 01/01/41	22,707	21,841
4.000%, 12/01/43	139,587	133,943
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 06/01/52	409,542	$385,725
4.000%, 10/01/52	1,471,141	1,387,707
4.300%, 11/01/29	1,300,000	1,295,627
4.500%, 04/01/25	302	301
4.500%, 05/01/25	338	335
4.500%, 06/01/25	142	142
4.500%, 07/01/25	20,922	20,880
4.500%, 08/01/25	336	335
4.500%, 09/01/25	649	647
4.500%, 11/01/25	1,943	1,937
4.500%, 04/01/26	297	297
4.500%, 01/01/27	64	63
4.500%, 04/01/31	6,044	6,057
4.500%, 04/01/39	10,177	10,052
4.500%, 05/01/39	18,843	18,613
4.500%, 12/01/39	3,701	3,656
4.500%, 05/01/40	7,516	7,421
4.500%, 09/01/40	8,310	8,200
4.500%, 12/01/40	28,936	28,538
4.500%, 07/01/41	5,654	5,487
4.500%, 09/01/41	144,560	140,897
4.500%, 03/01/42	18,595	18,207
4.500%, 07/01/42	86,803	83,971
4.500%, 05/01/53	4,829,232	4,632,302
4.955%, ECOFC + 1.932%, 12/01/36 (a)	7,747	7,685
5.000%, 04/01/33	13,915	13,841
5.000%, 07/01/33	23,473	23,464
5.000%, 08/01/33	487	487
5.000%, 09/01/33	436	438
5.000%, 10/01/33	4,516	4,545
5.000%, 11/01/33	116	117
5.000%, 01/01/34	10,567	10,602
5.000%, 04/01/34	29,726	29,979
5.000%, 06/01/34	535	540
5.000%, 12/01/34	11,008	11,077
5.000%, 01/01/35	13,477	13,567
5.000%, 04/01/35	12	12
5.000%, 07/01/35	15,268	15,238
5.000%, 01/01/38	36,755	37,105
5.000%, 04/01/39	6,992	7,053
5.000%, 10/01/39	1,470	1,474
5.000%, 11/01/39	5,007	5,051
5.000%, 06/01/40	9,418	9,501
5.000%, 11/01/42	33,936	34,233
5.000%, 04/01/53	49,422,862	48,552,672
5.000%, 06/01/53	788,098	777,767
5.000%, 07/01/53	8,998,487	8,864,286
5.500%, 12/01/28	1,648	1,661
5.500%, 06/01/33	12,275	12,485
5.500%, 07/01/33	2,868	2,919
5.500%, 09/01/33	58,475	58,532
5.500%, 11/01/33	78,626	80,185
5.500%, 12/01/33	361	367
5.500%, 04/01/34	596	606
5.500%, 07/01/34	4,098	4,173
BHFTI-259

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 08/01/34	71,052	$72,546
5.500%, 09/01/34	1,090	1,110
5.500%, 11/01/34	80,256	81,744
5.500%, 12/01/34	199,220	203,316
5.500%, 01/01/35	71,530	72,974
5.500%, 02/01/35	92,613	94,554
5.500%, 03/01/35	185,013	189,121
5.500%, 04/01/35	9,926	10,121
5.500%, 05/01/35	32,851	33,581
5.500%, 06/01/35	53,415	54,597
5.500%, 08/01/35	43,211	44,177
5.500%, 09/01/35	526,277	538,418
5.500%, 10/01/35	53,038	54,283
5.500%, 12/01/35	273,410	279,806
5.500%, 01/01/36	72,864	74,576
5.500%, 03/01/36	59,032	60,419
5.500%, 05/01/36	482	494
5.500%, 07/01/36	258,236	263,662
5.500%, 09/01/36	30,851	31,435
5.500%, 11/01/36	17,865	18,281
5.500%, 12/01/36	1,101	1,115
5.500%, 02/01/37	315	323
5.500%, 05/01/37	7,092	7,211
5.500%, 08/01/37	236,867	242,431
5.500%, 01/01/38	2,158	2,196
5.500%, 02/01/38	70,331	71,697
5.500%, 03/01/38	334,614	340,225
5.500%, 05/01/38	507,292	516,226
5.500%, 06/01/38	17,915	18,209
5.500%, 09/01/38	16,770	17,041
5.500%, 10/01/38	160,970	164,753
5.500%, 11/01/38	44,122	44,889
5.500%, 01/01/39	13,325	13,554
5.500%, 07/01/39	5,252	5,314
5.500%, 11/01/39	562,151	571,235
5.500%, 02/01/40	121,730	123,699
5.500%, 06/01/40	46,295	46,884
5.500%, 09/01/40	79,900	81,485
5.500%, 07/01/41	948,150	963,470
5.500%, 02/01/49	47,571	48,211
5.500%, 07/01/53	952,845	952,823
5.500%, 08/01/53	2,969,333	2,966,209
5.500%, 09/01/53	451,107	450,951
5.500%, 10/01/53	484,927	484,449
5.500%, 02/01/54	2,172,009	2,169,721
5.742%, ECOFC + 1.733%, 09/01/34 (a)	2,114	2,108
5.886%, 12M MTA + 1.200%, 08/01/41 (a)	32,313	32,280
5.886%, 12M MTA + 1.200%, 07/01/42 (a)	67,698	68,257
5.886%, 12M MTA + 1.200%, 08/01/42 (a)	80,189	80,566
5.886%, 12M MTA + 1.200%, 10/01/44 (a)	67,941	68,479
5.936%, 12M MTA + 1.250%, 09/01/41 (a)	186,046	187,203
5.960%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	53,116	53,463
5.998%, 6M RFUCCT + 1.373%, 09/01/35 (a)	73,105	73,169
6.000%, 12/01/28	4,898	4,984
6.000%, 01/01/29	2,315	2,384
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.000%, 02/01/29	13	$13
6.000%, 04/01/29	455	464
6.000%, 06/01/29	566	582
6.000%, 11/01/32	27,745	28,205
6.000%, 12/01/32	26,798	27,376
6.000%, 03/01/33	3,846	3,983
6.000%, 05/01/33	3,826	3,960
6.000%, 07/01/33	3,895	4,026
6.000%, 01/01/34	285	294
6.000%, 11/01/34	2,280	2,339
6.000%, 04/01/35	182,301	188,065
6.000%, 05/01/35	4,393	4,557
6.000%, 06/01/35	168	170
6.000%, 07/01/35	11,354	11,622
6.000%, 09/01/35	1,819	1,891
6.000%, 11/01/35	105,734	108,516
6.000%, 12/01/35	7,404	7,623
6.000%, 04/01/36	1,000	1,029
6.000%, 05/01/36	21,589	22,413
6.000%, 06/01/36	1,078	1,109
6.000%, 07/01/36	3,540	3,622
6.000%, 08/01/36	434,005	452,499
6.000%, 09/01/36	55,697	57,809
6.000%, 10/01/36	3,316	3,412
6.000%, 11/01/36	7,197	7,436
6.000%, 12/01/36	4,132	4,241
6.000%, 01/01/37	51,893	53,677
6.000%, 02/01/37	115,031	119,936
6.000%, 04/01/37	29,136	30,179
6.000%, 05/01/37	14,861	15,232
6.000%, 07/01/37	7,296	7,608
6.000%, 08/01/37	7,846	8,182
6.000%, 11/01/37	13,324	13,863
6.000%, 02/01/38	120,420	125,574
6.000%, 03/01/38	2,520	2,603
6.000%, 08/01/38	3,251	3,359
6.000%, 09/01/38	247,891	258,530
6.000%, 10/01/38	18,748	19,550
6.000%, 01/01/39	19,298	20,123
6.000%, 04/01/39	118,930	124,009
6.000%, 07/01/39	24,057	25,017
6.000%, 08/01/39	115,346	119,209
6.000%, 05/01/49	876,074	907,126
6.000%, 11/01/53	10,961,071	11,147,574
6.025%, 1Y H15 + 1.900%, 02/01/31 (a)	69,080	69,458
6.036%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	223,708	226,287
6.129%, 1Y RFUCCT + 1.355%, 03/01/35 (a)	8,360	8,486
6.163%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,480	4,503
6.331%, 6M RFUCCT + 1.412%, 06/01/33 (a)	4,344	4,392
6.350%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,620	1,635
6.355%, 6M RFUCCT + 1.605%, 08/01/36 (a)	13,011	13,151
6.397%, 12M MTA + 1.717%, 11/01/35 (a)	48,648	49,624
6.429%, 1Y H15 + 2.192%, 02/01/35 (a)	14,741	15,248
6.438%, 1Y RFUCCT + 1.563%, 01/01/35 (a)	9,917	10,175
6.439%, 6M RFUCCT + 1.512%, 01/01/35 (a)	23,574	24,156
BHFTI-260

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.447%, 1Y RFUCCT + 1.631%, 01/01/35 (a)	4,063	$4,128
6.461%, 1Y RFUCCT + 1.645%, 12/01/34 (a)	5,596	5,700
6.491%, 1Y H15 + 2.023%, 07/01/33 (a)	1,630	1,657
6.509%, 1Y RFUCCT + 1.565%, 01/01/35 (a)	6,351	6,522
6.524%, 1Y RFUCCT + 1.539%, 01/01/35 (a)	11,394	11,751
6.535%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,131	1,147
6.577%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	5,200	5,374
6.604%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	16,900	17,463
6.623%, 1Y RFUCCT + 1.641%, 05/01/35 (a)	10,483	10,815
6.634%, 1Y H15 + 2.095%, 10/01/35 (a)	39,428	40,486
6.751%, 1Y H15 + 2.067%, 10/01/28 (a)	26,116	26,201
6.848%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	9,911	10,232
6.854%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,749	3,812
6.941%, 1Y H15 + 2.215%, 09/01/31 (a)	8,757	8,811
7.026%, 1Y H15 + 2.143%, 11/01/35 (a)	71,415	73,804
7.041%, 1Y H15 + 2.360%, 11/01/34 (a)	285,469	297,217
7.059%, 1Y H15 + 2.304%, 04/01/34 (a)	950	982
7.142%, 1Y RFUCCT + 1.663%, 09/01/32 (a)	32,235	32,848
7.149%, 1Y H15 + 2.313%, 05/01/35 (a)	49,361	51,099
7.348%, 1Y H15 + 2.223%, 08/01/35 (a)	46,783	48,380
7.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	178,222	180,141
7.435%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	139,127	142,755
7.522%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	87,323	89,838
8.000%, 10/01/25	10	10
Federal National Mortgage Association REMICS
4.834%, SOFR30A + 0.494%, 11/25/42 (a)	1,282,159	1,271,120
4.862%, SOFR30A + 0.514%, 09/18/31 (a)	7,217	7,210
5.354%, SOFR30A + 1.014%, 04/25/32 (a)	4,206	4,218
6.803%, 05/25/35 (a)	136,125	139,577
Federal National Mortgage Association-ACES
2.242%, 01/25/31 (a) (b)	20,620,536	1,283,014
Government National Mortgage Association
3.000%, 11/15/49	1,707,259	1,516,127
4.000%, 03/15/52	8,431,920	7,940,406
4.500%, 12/20/49	9,308	9,050
4.625%, 1Y H15 + 1.500%, 02/20/26 (a)	380	378
4.625%, 1Y H15 + 1.500%, 01/20/27 (a)	286	284
4.625%, 1Y H15 + 1.500%, 08/20/27 (a)	3,250	3,236
4.625%, 1Y H15 + 1.500%, 09/20/27 (a)	18,077	18,172
4.625%, 1Y H15 + 1.500%, 02/20/28 (a)	1,029	1,027
4.625%, 1Y H15 + 1.500%, 03/20/28 (a)	1,690	1,683
4.625%, 1Y H15 + 1.500%, 07/20/29 (a)	1,376	1,376
4.625%, 1Y H15 + 1.500%, 08/20/29 (a)	1,651	1,654
4.625%, 1Y H15 + 1.500%, 09/20/29 (a)	2,549	2,542
4.625%, 1Y H15 + 1.500%, 01/20/30 (a)	5,594	5,604
4.625%, 1Y H15 + 1.500%, 08/20/31 (a)	450	450
4.625%, 1Y H15 + 1.500%, 03/20/32 (a)	97	98
4.625%, 1Y H15 + 1.500%, 03/20/33 (a)	900	910
4.625%, 1Y H15 + 1.500%, 09/20/33 (a)	12,365	12,465
4.750%, 1Y H15 + 1.500%, 11/20/27 (a)	1,865	1,862
4.750%, 1Y H15 + 1.500%, 10/20/28 (a)	186	186
4.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,029	1,028
4.750%, 1Y H15 + 1.500%, 11/20/30 (a)	2,227	2,218
4.875%, 1Y H15 + 1.500%, 05/20/26 (a)	346	345
4.875%, 1Y H15 + 1.500%, 06/20/27 (a)	559	559
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.875%, 1Y H15 + 1.500%, 05/20/28 (a)	796	$798
4.875%, 1Y H15 + 1.500%, 05/20/29 (a)	1,305	1,301
4.875%, 1Y H15 + 1.500%, 06/20/30 (a)	1,681	1,675
4.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,249	2,238
4.875%, 1Y H15 + 1.500%, 04/20/32 (a)	1,646	1,643
4.875%, 1Y H15 + 1.500%, 05/20/32 (a)	3,212	3,202
5.000%, 10/15/33	2,018	2,045
5.000%, 12/15/33	6,543	6,648
5.000%, 05/15/34	1,907	1,929
5.000%, 07/15/34	395	394
5.000%, 11/15/35	1,150	1,165
5.000%, 03/15/36	573	580
5.000%, 10/15/38	175,004	177,534
5.000%, 02/15/39	27,441	27,813
5.000%, 03/15/39	40,910	41,501
5.000%, 04/15/39	213,673	216,621
5.000%, 05/15/39	786,441	796,476
5.000%, 06/15/39	221,774	224,828
5.000%, 09/15/39	122,470	124,500
5.000%, 05/15/40	8,142	8,252
5.000%, 09/15/40	87,968	89,197
5.000%, 12/15/40	6,691	6,786
5.000%, 09/15/47	17,157	16,929
5.000%, 03/15/48	1,339,519	1,319,941
5.000%, 04/15/48	1,441,214	1,419,844
5.000%, 01/15/49	1,812,277	1,834,262
5.000%, 05/15/49	280,572	281,457
5.000%, 06/20/49	44,873	44,694
5.000%, 07/20/49	99,784	99,662
5.000%, 06/15/50	386,376	381,894
5.000%, 04/15/52	6,443,724	6,346,536
5.000%, 1Y H15 + 1.500%, 04/20/30 (a)	2,592	2,588
5.000%, 1Y H15 + 1.500%, 05/20/30 (a)	5,030	5,021
5.250%, 1Y H15 + 2.000%, 10/20/31 (a)	2,939	2,980
5.500%, 1Y H15 + 1.500%, 11/20/26 (a)	976	975
5.500%, 1Y H15 + 1.500%, 10/20/30 (a)	558	561
7.500%, 01/15/26	43	43
Government National Mortgage Association REMICS
4.763%, 1M TSFR + 0.454%, 12/20/62 (a)	25,848	25,756
4.844%, SOFR30A + 0.500%, 01/20/72 (a)	3,857,562	3,792,674
5.023%, 1M TSFR + 0.714%, 08/20/65 (a)	1,015,176	1,012,416
5.023%, 1M TSFR + 0.714%, 10/20/65 (a)	1,237,673	1,237,985
5.073%, 1M TSFR + 0.764%, 06/20/66 (a)	279,908	280,184
5.144%, SOFR30A + 0.800%, 01/20/73 (a)	7,140,088	7,155,206
5.224%, SOFR30A + 0.880%, 03/20/73 (a)	7,719,610	7,763,388
5.244%, SOFR30A + 0.900%, 01/20/73 (a)	12,291,644	12,309,189
5.244%, SOFR30A + 0.900%, 12/20/73 (a)	15,899,921	16,032,371
5.273%, 1M TSFR + 0.964%, 09/20/66 (a)	2,547,591	2,564,388
5.364%, SOFR30A + 1.020%, 12/20/72 (a)	4,954,347	5,017,183
5.423%, 1M TSFR + 1.114%, 12/20/65 (a)	7,931,957	7,949,144
5.423%, 1M TSFR + 1.114%, 01/20/67 (a)	3,602,406	3,611,551
6.111%, 12M TSFR + 1.515%, 09/20/67 (a)	4,094,216	4,137,898
7.791%, 09/20/66 (a)	3,534,502	3,593,408
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	7,031,570
BHFTI-261

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association, TBA
3.500%, TBA (c)	39,700,000	$36,279,711
4.000%, TBA (c)	39,300,000	36,780,469
4.500%, TBA (c)	33,100,000	31,745,750
5.000%, TBA (c)	37,100,000	36,467,671
6.000%, TBA (c)	21,000,000	21,293,846
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (c)	3,000,000	2,494,073
3.000%, TBA (c)	466,850,000	404,477,305
3.500%, TBA (c)	198,500,000	178,833,300
4.000%, TBA (c)	160,600,000	149,368,353
4.500%, TBA (c)	65,800,000	62,879,503
5.000%, TBA (c)	83,200,000	81,471,949
5.500%, TBA (c)	401,100,000	400,224,143
6.000%, TBA (c)	44,500,000	45,084,271
		1,818,509,146
U.S. Treasury — 18.3%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	40,550,250
1.375%, 08/15/50	34,100,000	17,376,348
1.875%, 02/15/41	16,800,000	11,786,250
2.000%, 02/15/50 (d) (e)	2,000,000	1,210,156
2.250%, 08/15/49	11,100,000	7,160,367
2.750%, 08/15/42	39,000,000	30,448,945
2.750%, 11/15/42 (d)	2,800,000	2,177,875
2.750%, 08/15/47 (d)	3,200,000	2,340,000
2.875%, 05/15/43	83,700,000	65,917,019
2.875%, 08/15/45 (d)	3,100,000	2,374,285
2.875%, 05/15/49	7,600,000	5,601,734
3.000%, 02/15/48	4,100,000	3,125,289
3.000%, 02/15/49	16,500,000	12,477,481
3.125%, 08/15/44 (f)	116,300,000	93,803,219
3.125%, 05/15/48 (d)	3,400,000	2,646,555
3.250%, 05/15/42	22,000,000	18,589,141
3.375%, 05/15/44	12,200,000	10,262,774
3.375%, 11/15/48 (d)	1,100,000	892,848
3.875%, 02/15/43	14,400,000	13,179,375
4.250%, 05/15/39	9,600,000	9,456,750
4.250%, 08/15/54 (f) (g)	11,300,000	10,666,141
4.375%, 11/15/39	57,100,000	56,812,270
4.375%, 08/15/43	12,300,000	11,986,734
4.500%, 08/15/39	15,100,000	15,251,590
4.500%, 11/15/54 (f)	5,100,000	5,025,094
4.625%, 02/15/40	12,800,000	13,072,000
4.625%, 05/15/44 (d)	900,000	902,918
4.625%, 05/15/54	17,000,000	17,055,117
4.625%, 02/15/55	1,800,000	1,812,094
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (h)	29,277,840	16,823,995
0.125%, 02/15/52 (h)	3,879,128	2,195,357
0.250%, 02/15/50 (h)	11,488,848	7,009,537
0.625%, 02/15/43 (h)	1,657,704	1,274,395
0.750%, 02/15/45 (h)	24,142,446	18,312,433
0.875%, 02/15/47 (h)	7,104,888	5,374,589
1.000%, 02/15/46 (h)	2,546,798	2,008,109
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Bonds
1.000%, 02/15/49 (h)	2,776,752	$2,111,815
1.375%, 02/15/44 (h)	7,086,352	6,167,327
1.500%, 02/15/53 (h)	4,487,532	3,732,647
2.125%, 02/15/54 (h)	12,728,901	12,212,496
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (h) (i)	4,437,181	4,440,734
0.125%, 07/15/31 (h) (i) (j)	14,101,500	12,947,486
0.125%, 01/15/32 (h) (i)	18,904,875	17,108,579
0.375%, 07/15/25 (h) (i) (j)	33,046,981	33,104,559
1.250%, 04/15/28 (h) (i) (j)	24,671,438	24,677,424
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/40	4,100,000	1,994,318
Zero Coupon, 05/15/41	1,000,000	466,684
Zero Coupon, 08/15/41	1,600,000	736,187
Zero Coupon, 11/15/41	300,000	136,179
Zero Coupon, 02/15/42	21,300,000	9,555,786
		666,351,255
Total U.S. Treasury & Government Agencies (Cost $2,632,883,583)		2,484,860,401

Corporate Bonds & Notes—43.7%
Aerospace/Defense — 0.5%
Boeing Co.
2.750%, 02/01/26	12,000,000	11,787,732
6.259%, 05/01/27	2,600,000	2,675,039
6.298%, 05/01/29	300,000	314,607
6.388%, 05/01/31	200,000	213,124
6.528%, 05/01/34	200,000	214,297
6.858%, 05/01/54	300,000	325,859
7.008%, 05/01/64	200,000	216,718
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,534,757
		17,282,133
Agriculture — 0.6%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,650,573
Imperial Brands Finance PLC
3.875%, 07/26/29 (144A)	12,800,000	12,288,656
		20,939,229
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	867,360	812,494
American Airlines Pass-Through Trust
3.600%, 03/22/29	860,422	833,425
3.700%, 04/01/28	2,268,285	2,224,012
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A) †	1,032,036	980,074
U.S. Airways Pass-Through Trust
3.950%, 05/15/27	402,604	399,854
United Airlines Pass-Through Trust
2.875%, 04/07/30	3,225,160	3,030,435
BHFTI-262

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines Pass-Through Trust
3.450%, 01/07/30	1,752,349	$1,664,248
5.875%, 04/15/29	5,455,547	5,555,666
		15,500,208
Auto Manufacturers — 3.7%
BMW U.S. Capital LLC
4.750%, 03/21/28 (144A)	7,300,000	7,317,090
Daimler Truck Finance North America LLC
5.000%, 01/15/27 (144A)	3,200,000	3,220,441
5.321%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,106,441
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,484,530
3.815%, 11/02/27	1,632,000	1,556,839
4.125%, 08/17/27	4,700,000	4,540,403
5.800%, 03/05/27	6,900,000	6,929,863
5.800%, 03/08/29	200,000	198,041
5.918%, 03/20/28	900,000	904,020
7.350%, 11/04/27	3,190,000	3,305,449
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	12,280,387
5.300%, 01/08/29 (144A)	4,500,000	4,542,952
5.500%, 03/30/26 (144A)	5,900,000	5,949,711
5.650%, 06/26/26 (144A)	2,000,000	2,021,823
6.000%, 07/11/25 (144A)	5,000,000	5,014,013
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27 (144A)	7,300,000	7,336,020
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	12,814,395
Nissan Motor Co. Ltd.
3.522%, 09/17/25 (144A)	8,100,000	8,009,897
4.345%, 09/17/27 (144A)	5,600,000	5,443,562
4.810%, 09/17/30 (144A)	14,700,000	13,962,617
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,155,346
Volkswagen Group of America Finance LLC
4.625%, 11/13/25 (144A)	10,900,000	10,877,819
5.050%, 03/27/28 (144A)	5,000,000	4,998,194
		133,969,853
Banks — 16.7%
ABN AMRO Bank NV
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	7,500,000	7,574,049
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	7,072,548
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (k)	1,700,000	386,024
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,923,175
5.565%, 01/17/30	2,200,000	2,257,970
6.607%, 11/07/28	3,800,000	4,037,925
Bank of America Corp.
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,603,311
5.080%, SOFR + 1.290%, 01/20/27 (a)	1,900,000	1,906,820
5.202%, SOFR + 1.630%, 04/25/29 (a)	6,000,000	6,095,685
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	10,052,334
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America NA
5.379%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	$7,152,462
Bank of Montreal
4.689%, 06/28/28 (144A)	8,950,000	9,063,214
Banque Federative du Credit Mutuel SA
5.896%, 07/13/26 (144A)	5,900,000	5,995,484
Barclays PLC
4.972%, 05/16/29	2,000,000	2,006,379
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	10,380,923
BNP Paribas SA
4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	10,759,979
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,362,754
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	2,034,993
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,951,390
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,898,914
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,477,563
Citibank NA
5.488%, 12/04/26	7,400,000	7,524,826
5.864%, 09/29/25	5,500,000	5,534,093
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,871,540
Cooperatieve Rabobank UA
5.500%, 07/18/25	8,400,000	8,427,087
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,890,340
5.569%, SOFR + 1.210%, 09/11/28 (144A) (a)	2,600,000	2,620,984
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,285,523
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,913,906
Deutsche Bank AG
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	11,953,237
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,771,351
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	9,119,628
Goldman Sachs Bank USA
5.109%, SOFR + 0.750%, 05/21/27 (a)	5,050,000	5,064,985
Goldman Sachs Group, Inc.
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	6,500,000	6,375,813
3.750%, 05/22/25	1,675,000	1,672,822
5.049%, SOFR + 1.210%, 07/23/30 (a)	500,000	504,144
5.425%, SOFR + 1.065%, 08/10/26 (a)	4,900,000	4,914,847
5.798%, SOFR + 1.075%, 08/10/26 (a)	4,900,000	4,919,870
6.312%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,649,784
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,915,337
HSBC Holdings PLC
2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,224,558
5.130%, SOFR + 1.290%, 03/03/31 (a)	7,400,000	7,422,873
5.929%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,787,026
6.254%, SOFR + 2.390%, 03/09/34 (a)	7,500,000	7,928,814
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,270,433
ING Groep NV
3.950%, 03/29/27	1,100,000	1,087,306
4.625%, 01/06/26 (144A)	6,800,000	6,808,765
4.858%, SOFR + 1.010%, 03/25/29 (a)	9,200,000	9,233,386
BHFTI-263

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	$12,896,513
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	3,184,046
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	497,553
5.288%, SOFR + 0.930%, 07/22/28 (a)	3,400,000	3,414,189
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	8,061,148
5.560%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,123,113
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,677,072
JPMorgan Chase Bank NA
5.358%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,788,600
Lloyds Bank PLC
7.500%, 04/02/32 (l)	12,200,000	8,496,179
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	5,975,381
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,557,450
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	10,045,462
Mizuho Financial Group, Inc.
1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	9,800,000	8,425,816
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	12,400,000	10,837,648
2.226%, 3M TSFR + 1.092%, 05/25/26 (a)	5,900,000	5,878,051
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,360,878
5.123%, SOFR + 1.730%, 02/01/29 (a)	4,700,000	4,764,395
5.173%, SOFR + 1.450%, 01/16/30 (a)	3,400,000	3,445,078
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	8,079,974
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,171,857
Morgan Stanley Bank NA
4.968%, SOFR + 0.930%, 07/14/28 (a)	6,700,000	6,758,241
5.436%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,959,803
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	7,943,966
NatWest Group PLC
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	7,800,000	7,955,804
NatWest Markets PLC
4.789%, 03/21/28 (144A)	10,000,000	10,053,113
5.022%, 03/21/30 (144A)	5,500,000	5,535,917
Royal Bank of Canada
4.851%, 12/14/26 (144A)	1,300,000	1,312,481
4.875%, 01/19/27	6,900,000	6,961,910
Santander Holdings USA, Inc.
3.450%, 06/02/25	4,800,000	4,787,418
5.741%, SOFR + 1.878%, 03/20/31 (a)	7,200,000	7,252,843
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (a)	5,675,000	5,620,793
Societe Generale SA
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	5,060,859
Standard Chartered PLC
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,698,468
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	6,500,000	6,448,328
1.902%, 09/17/28	9,800,000	8,967,089
5.316%, 07/09/29	5,900,000	6,033,611
5.464%, 01/13/26	2,900,000	2,920,925
5.522%, SOFR + 1.170%, 07/09/29 (a)	1,800,000	1,816,632
Toronto-Dominion Bank
4.701%, 06/05/27 (144A)	1,100,000	1,104,936
Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	$10,159,636
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	9,900,000	10,151,813
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	4,031,292
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	6,062,107
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	7,261,342
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	11,410,947
Virgin Money U.K. PLC
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	636,174
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,652,837
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	5,153,833
3.908%, SOFR + 1.320%, 04/25/26 (a)	1,700,000	1,698,862
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	8,114,794
Wells Fargo Bank NA
5.429%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,375,343
5.450%, 08/07/26	4,700,000	4,764,676
5.550%, 08/01/25	3,100,000	3,108,299
		606,142,669
Beverages — 0.1%
JDE Peet's NV
4.500%, 01/23/34 (EUR)	2,200,000	2,466,887
Biotechnology — 0.1%
Royalty Pharma PLC
1.200%, 09/02/25	3,000,000	2,953,530
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	7,000,000	6,049,360
Solvay Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,949,496
		7,998,856
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	7,450,000	7,199,620
4.450%, 10/01/25	3,000,000	2,995,609
6.100%, 01/15/27	4,900,000	5,010,206
Air Lease Corp.
5.300%, 06/25/26	5,000,000	5,037,918
Ally Financial, Inc.
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,311,781
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a)	7,700,000	7,787,312
6.338%, SOFR + 1.330%, 10/30/26 (a)	5,000,000	5,048,309
Aviation Capital Group LLC
4.125%, 08/01/25 (144A)	10,500,000	10,463,437
5.375%, 07/15/29 (144A)	3,200,000	3,225,251
6.750%, 10/25/28 (144A)	1,900,000	2,005,806
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	8,045,631
6.375%, 05/04/28 (144A)	6,300,000	6,519,550
BGC Group, Inc.
8.000%, 05/25/28	4,000,000	4,270,579
BHFTI-264

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Blue Owl Finance LLC
3.125%, 06/10/31	13,000,000	$11,415,013
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,482,112
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,811,517
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	461,575
2.679%, 07/16/30	9,600,000	8,559,062
5.613%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,924,850
5.709%, 01/09/26	5,100,000	5,136,311
5.842%, 01/18/28	4,700,000	4,827,181
		122,538,630
Electric — 4.5%
Abu Dhabi National Energy Co. PJSC
4.375%, 10/09/31 (144A)	7,000,000	6,814,976
AES Corp.
2.450%, 01/15/31	5,000,000	4,274,159
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	3,936,967
Ameren Corp.
5.000%, 01/15/29	7,200,000	7,267,356
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,728,100
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,857,530
DTE Energy Co.
5.100%, 03/01/29	3,000,000	3,039,611
Duke Energy Progress LLC
2.000%, 08/15/31	12,600,000	10,738,372
Edison International
5.750%, 06/15/27	5,519,000	5,573,025
6.250%, 03/15/30	7,400,000	7,494,628
Enel Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,883,220
Eversource Energy
5.950%, 02/01/29	5,700,000	5,919,978
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,278,257
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,404,990
4.450%, 05/15/26	6,900,000	6,920,425
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,233,674
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,645,181
Pacific Gas & Electric Co.
3.150%, 01/01/26	10,900,000	10,759,587
3.300%, 12/01/27	1,600,000	1,535,061
3.450%, 07/01/25	3,600,000	3,585,619
3.500%, 06/15/25	2,700,000	2,692,073
4.550%, 07/01/30	5,000,000	4,839,814
5.450%, 06/15/27	5,000,000	5,051,055
5.550%, 05/15/29	5,700,000	5,777,806
Security Description	Principal Amount*	Value

Electric—(Continued)
PacifiCorp
5.450%, 02/15/34	7,900,000	$7,963,667
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	12,172,691
Southern California Edison Co.
5.250%, 03/15/30	6,300,000	6,336,461
5.850%, 11/01/27	3,000,000	3,073,196
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	4,184,922
1.800%, 10/15/30	1,711,000	1,467,071
		163,449,472
Electronics — 0.3%
Flex Ltd.
4.875%, 06/15/29	8,160,000	8,114,914
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,760,000	1,953,203
		10,068,117
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,848,642
Food — 0.4%
Mars, Inc.
4.800%, 03/01/30 (144A)	7,400,000	7,442,326
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	7,756,078
		15,198,404
Gas — 0.5%
National Fuel Gas Co.
5.500%, 10/01/26	6,400,000	6,465,568
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	12,137,154
		18,602,722
Healthcare-Services — 0.7%
Centene Corp.
3.000%, 10/15/30	3,900,000	3,411,053
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,563,022
HCA, Inc.
3.125%, 03/15/27	7,300,000	7,089,521
3.375%, 03/15/29	5,200,000	4,916,273
		26,979,869
Insurance — 1.4%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	7,883,626
Corebridge Global Funding
5.750%, 07/02/26 (144A)	2,600,000	2,638,220
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	2,987,138
BHFTI-265

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	$4,173,463
Marsh & McLennan Cos., Inc.
4.650%, 03/15/30	2,900,000	2,905,241
4.850%, 11/15/31	800,000	802,724
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	8,043,685
5.333%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,827,607
New York Life Global Funding
4.936%, SOFR + 0.580%, 01/16/26 (144A) (a)	7,800,000	7,820,436
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,670,929
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	6,153,972
		52,907,041
Internet — 0.1%
Expedia Group, Inc.
2.950%, 03/15/31	2,561,000	2,294,352
Investment Companies — 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, 10/02/31 (144A)	5,300,000	5,166,387
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	7,589,654
Strategic Credit Opportunities Partners
6.740%, 03/20/30 (m) (n)	1,500,000	1,525,969
		14,282,010
Lodging — 0.3%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,353,549
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,699,555
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	7,972,436
		13,025,540
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	9,213,276
Paramount Global
2.900%, 01/15/27	300,000	290,251
		9,503,527
Oil & Gas — 0.4%
Adnoc Murban Rsc Ltd.
4.250%, 09/11/29 (144A)	3,900,000	3,826,875
Harbour Energy PLC
6.327%, 04/01/35 (144A)	3,700,000	3,683,578
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	3,125,474
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pioneer Natural Resources Co.
5.100%, 03/29/26	4,000,000	$4,026,716
		14,662,643
Pharmaceuticals — 0.9%
AbbVie, Inc.
3.200%, 05/14/26	1,300,000	1,283,508
3.600%, 05/14/25	700,000	699,124
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	3,972,363
6.250%, 01/21/29 (144A)	7,900,000	8,190,450
6.375%, 11/21/30 (144A)	6,900,000	7,225,708
Bristol-Myers Squibb Co.
4.900%, 02/22/29	7,800,000	7,935,577
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,680,456
CVS Pass-Through Trust
6.943%, 01/10/30	399,540	410,611
		33,397,797
Pipelines — 1.0%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,073,975
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,117,362
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,754,338
Energy Transfer LP
5.950%, 12/01/25	1,800,000	1,808,406
6.050%, 12/01/26	3,800,000	3,882,790
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	6,700,000	6,776,380
MPLX LP
5.000%, 03/01/33	1,500,000	1,464,144
ONEOK, Inc.
5.375%, 06/01/29	1,900,000	1,928,401
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A)	3,800,000	4,035,924
Western Midstream Operating LP
6.350%, 01/15/29	1,000,000	1,044,176
		35,885,896
Real Estate — 0.2%
Logicor Financing SARL
1.625%, 07/15/27 (EUR)	4,500,000	4,683,511
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,673,885
		6,357,396
Real Estate Investment Trusts — 4.1%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,880,163
American Tower Corp.
5.800%, 11/15/28	1,200,000	1,244,198
BHFTI-266

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Boston Properties LP
2.450%, 10/01/33	1,811,000	$1,418,516
Brixmor Operating Partnership LP
4.125%, 06/15/26	5,500,000	5,458,319
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	12,073,160
EPR Properties
3.750%, 08/15/29	2,500,000	2,343,767
Equinix, Inc.
1.000%, 09/15/25	2,900,000	2,855,136
Extra Space Storage LP
2.400%, 10/15/31	13,500,000	11,486,672
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	10,800,000	10,493,868
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	1,814,189
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	10,185,813
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,878,544
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	11,324,625
Prologis LP
2.250%, 01/15/32	6,200,000	5,277,899
Realty Income Corp.
3.875%, 04/15/25	10,700,000	10,695,192
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	12,105,976
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	12,925,197
Sun Communities Operating LP
2.700%, 07/15/31	13,200,000	11,487,174
UDR, Inc.
3.500%, 07/01/27	1,000,000	977,132
Welltower OP LLC
4.250%, 04/01/26	1,102,000	1,098,872
Weyerhaeuser Co.
4.750%, 05/15/26	12,000,000	12,018,385
		148,042,797
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,706,258
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,500,000	1,471,898
		4,178,156
Savings & Loans — 0.2%
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,703,775
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	7,268,223
3.187%, 11/15/36 (144A)	8,600,000	7,058,843
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
4.300%, 11/15/32	12,400,000	$11,836,832
		26,163,898
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	12,590,834
Software — 0.7%
Oracle Corp.
3.600%, 04/01/40	6,400,000	5,033,786
3.600%, 04/01/50	10,600,000	7,364,549
VMware LLC
1.400%, 08/15/26	13,500,000	12,928,469
		25,326,804
Telecommunications — 0.4%
T-Mobile USA, Inc.
2.550%, 02/15/31	8,900,000	7,846,114
4.200%, 10/01/29	6,700,000	6,578,849
		14,424,963
Total Corporate Bonds & Notes (Cost $1,628,967,800)		1,588,686,650

Mortgage-Backed Securities—12.0%
Collateralized Mortgage Obligations — 5.9%
Adjustable Rate Mortgage Trust
5.216%, 11/25/35 (a)	107,524	75,680
American Home Mortgage Investment Trust
4.795%, 1M TSFR + 0.474%, 12/25/46 (a)	8,899,860	7,432,839
Banc of America Alternative Loan Trust
10.662%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	302,932	274,249
Banc of America Funding Trust
5.109%, 01/20/47 (a)	43,113	37,450
5.698%, 05/25/35 (a)	153,034	142,949
6.425%, 02/20/36 (a)	321,992	305,736
Banc of America Mortgage Trust
6.000%, 05/25/37	4,085,801	3,197,489
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	10,607,732	9,039,358
BCAP LLC Trust
4.855%, 1M TSFR + 0.534%, 05/25/47 (a)	3,379,758	3,211,904
5.250%, 02/26/36 (144A) (a)	1,878,168	745,852
Bear Stearns ALT-A Trust
4.639%, 11/25/36 (a)	1,395,599	807,384
4.676%, 11/25/36 (a)	1,232,784	635,650
4.690%, 05/25/36 (a)	962,845	459,233
5.043%, 09/25/35 (a)	335,831	194,043
5.564%, 05/25/35 (a)	221,067	210,188
Bear Stearns ARM Trust
3.250%, 02/25/33 (a)	1,902	1,522
6.631%, 10/25/35 (a)	398,814	394,881
Bear Stearns Structured Products, Inc. Trust
4.333%, 12/26/46 (a)	259,323	199,241
BHFTI-267

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Structured Products, Inc. Trust
5.116%, 01/26/36 (a)	251,098	$177,033
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	6,567,511	5,884,670
Chase Mortgage Finance Trust
4.732%, 03/25/37 (a)	415,002	385,637
4.762%, 12/25/35 (a)	86,721	78,278
4.906%, 09/25/36 (a)	713,671	592,332
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.685%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	6,183	5,957
CHL Mortgage Pass-Through Trust
4.353%, 09/20/36 (a)	1,013,995	892,868
4.835%, 1M TSFR + 0.514%, 04/25/46 (a)	1,077,794	967,204
5.075%, 1M TSFR + 0.754%, 03/25/35 (a)	183,350	176,987
5.750%, 06/25/37	890,503	416,801
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	649,651	589,910
Citigroup Mortgage Loan Trust, Inc.
4.121%, 10/25/46 (a)	401,357	352,641
6.080%, 1Y H15 + 2.100%, 09/25/35 (a)	192,846	192,352
6.838%, 1Y H15 + 2.150%, 09/25/35 (a)	35,824	35,139
7.230%, 1Y H15 + 2.400%, 10/25/35 (a)	349,986	362,196
CitiMortgage Alternative Loan Trust
5.085%, 1M TSFR + 0.764%, 10/25/36 (a)	3,215,890	2,460,793
Countrywide Alternative Loan Trust
0.565%, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	336,202	16,790
4.955%, 1M TSFR + 0.634%, 06/25/46 (a)	3,726,463	3,226,151
5.500%, 02/25/36	1,266,082	861,368
6.000%, 03/25/35	6,177,420	4,893,962
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,428,139	1,342,259
6.000%, 02/25/37	7,445,487	3,070,361
6.000%, 04/25/37	2,519,700	1,184,776
6.000%, 07/25/37	3,787,526	1,984,574
6.115%, 12M MTA + 1.480%, 01/25/36 (a)	330,940	311,796
Credit Suisse First Boston Mortgage Securities Corp.
5.083%, 03/25/32 (144A) (a)	18,045	17,246
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	754,712	563,589
CSMC Trust
4.734%, 10/27/36 (144A) (a)	6,985,108	6,160,487
DSLA Mortgage Loan Trust
5.443%, 07/19/44 (a)	125,582	118,444
First Horizon Mortgage Pass-Through Trust
6.739%, 08/25/35 (a)	53,737	38,753
Gemgarto PLC
5.365%, SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	1,310,996	1,694,468
GreenPoint MTA Trust
4.875%, 1M TSFR + 0.554%, 06/25/45 (a)	11,815	10,792
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	10,453,365	8,527,656
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	10,922,190	8,937,147
3.000%, 08/26/52 (144A) (a)	12,567,076	10,692,671
GSR Mortgage Loan Trust
4.697%, 04/25/36 (a)	810,998	528,542
4.739%, 01/25/36 (a)	1,016,361	944,306
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust
5.328%, 09/25/35 (a)	5,660	$5,425
6.000%, 03/25/32	35	36
HarborView Mortgage Loan Trust
4.871%, 1M TSFR + 0.554%, 05/19/35 (a)	274,059	262,669
IndyMac ARM Trust
6.622%, 01/25/32 (a)	188	183
6.636%, 01/25/32 (a)	4,198	4,046
IndyMac INDX Mortgage Loan Trust
4.675%, 1M TSFR + 0.354%, 07/25/36 (a)	1,786,970	1,734,787
4.855%, 1M TSFR + 0.534%, 05/25/46 (a)	2,762,652	2,499,824
JP Morgan Alternative Loan Trust
4.795%, 1M TSFR + 0.474%, 05/25/36 (a)	714,821	588,628
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	10,581,029	9,016,602
4.473%, 12/26/37 (144A) (a)	4,097,098	3,615,188
5.750%, 01/25/36	182,325	78,958
Lehman Mortgage Trust
5.035%, 1M TSFR + 0.714%, 08/25/36 (a)	2,650,166	1,831,664
Lehman XS Trust
4.835%, 1M TSFR + 0.514%, 03/25/47 (a)	8,649,274	7,360,087
MASTR Alternative Loan Trust
4.835%, 1M TSFR + 0.514%, 03/25/36 (a)	609,694	57,873
6.500%, 02/25/35	1,855,208	1,900,746
MASTR Asset Securitization Trust
6.000%, 06/25/36	153,915	86,441
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	2,831,823	2,726,247
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,416,152
Morgan Stanley Re-REMICS Trust
2.892%, 03/26/37 (144A) (l)	1,018,201	1,044,701
MortgageIT Mortgage Loan Trust
4.895%, 1M TSFR + 0.574%, 04/25/36 (a)	1,224,964	1,156,093
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (l)	5,469,427	5,529,501
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (l)	546,839	253,839
OBX Trust
5.085%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	3,643,669	3,562,353
6.120%, 11/25/62 (144A) (a)	5,478,441	5,481,602
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	5,661,698	5,640,236
PRPM Trust
6.250%, 08/25/68 (144A) (l)	4,622,748	4,649,236
RBSSP Resecuritization Trust
4.674%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	1,991,007	1,971,420
Reperforming Loan Trust REMICS
4.775%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	385,910	369,722
Residential Asset Securitization Trust
6.000%, 06/25/36	2,853,305	1,097,541
Sequoia Mortgage Trust
5.071%, 1M TSFR + 0.754%, 04/19/27 (a)	57,370	55,903
5.134%, 1M TSFR + 0.814%, 07/20/33 (a)	33,720	33,418
Structured Adjustable Rate Mortgage Loan Trust
3.979%, 01/25/35 (a)	70,827	70,249
BHFTI-268

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
4.757%, 10/25/36 (a)	5,041,881	$2,133,353
4.811%, 08/25/35 (a)	34,766	30,098
5.521%, 04/25/35 (a)	1,083,359	992,012
Structured Asset Mortgage Investments II Trust
4.931%, 1M TSFR + 0.614%, 07/19/35 (a)	134,831	131,190
Towd Point Mortgage Funding - Granite 6 PLC
5.470%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	6,351,309	8,221,257
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	4,871,331	4,592,650
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	19,474,801	16,259,556
2.500%, 12/25/51 (144A) (a)	10,744,621	8,751,827
WaMu Mortgage Pass-Through Certificates Trust
4.197%, 06/25/37 (a)	2,679,977	2,339,032
4.935%, 1M TSFR + 0.614%, 02/25/45 (a)	3,278,317	3,266,524
6.035%, 12M MTA + 1.400%, 06/25/42 (a)	18,022	16,750
Wells Fargo Mortgage-Backed Securities Trust
7.403%, 09/25/33 (a)	42,792	41,919
		212,940,122
Commercial Mortgage-Backed Securities — 6.1%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,858,012
225 Liberty Street Trust
3.597%, 02/10/36 (144A)	11,600,000	10,958,632
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	6,825,067
AREIT Trust
5.514%, 1M TSFR + 1.194%, 11/17/38 (144A) (a)	1,004,512	1,000,741
5.597%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	6,927,297	6,913,790
6.561%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	10,622,442	10,678,731
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	11,822,504
3.458%, 03/15/55	13,000,000	11,775,738
4.016%, 03/15/52	13,000,000	12,525,625
4.443%, 05/15/55 (a)	11,000,000	10,524,202
COMM Mortgage Trust
3.545%, 02/10/36 (144A)	11,600,000	11,372,317
CSAIL Commercial Mortgage Trust
3.314%, 11/15/49	243,841	243,059
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	11,681,888
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	899,898
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	11,599,219
Extended Stay America Trust
5.514%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	12,126,105	12,114,737
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	7,552,013	6,541,116
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	617,895	612,510
3.602%, 10/10/49 (144A) (a)	13,346,000	11,623,448
JP Morgan Chase Commercial Mortgage Securities Trust
5.817%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,558,083	3,477,854
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
7.236%, 10/05/40 (144A)	5,800,000	$6,127,068
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	11,464,674
MF1 Multifamily Housing Mortgage Loan Trust
5.284%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	783,485	781,862
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	1,998,980	1,979,178
Morgan Stanley Capital I Trust
2.428%, 04/05/42 (144A) (a)	7,500,000	6,400,488
3.127%, 11/15/52	800,000	746,096
NYO Commercial Mortgage Trust
5.530%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,886,754
Ready Capital Mortgage Financing LLC
5.635%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	3,701,923	3,697,710
6.694%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	639,076	639,592
6.872%, 1M TSFR + 2.552%, 10/25/39 (144A) (a)	5,390,504	5,414,715
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,780,500
		222,967,725
Total Mortgage-Backed Securities (Cost $480,830,616)		435,907,847

Asset-Backed Securities—8.9%
Asset-Backed - Automobile — 0.5%
Ally Auto Receivables Trust
5.760%, 11/15/26	210,719	210,786
CarMax Auto Owner Trust
5.720%, 11/16/26	872,576	873,575
Carvana Auto Receivables Trust
6.360%, 04/12/27 (144A)	236,669	236,766
Citizens Auto Receivables Trust
5.840%, 01/18/28 (144A)	5,542,199	5,585,733
Drive Auto Receivables Trust
5.830%, 12/15/26	351,246	351,406
Flagship Credit Auto Trust
4.030%, 12/15/26 (144A)	834,285	833,964
Ford Credit Auto Lease Trust
5.050%, 06/15/27	1,400,000	1,407,652
Huntington Auto Trust
5.500%, 03/15/27 (144A)	2,487,828	2,492,804
Hyundai Auto Lease Securitization Trust
5.020%, 03/15/27 (144A)	1,300,000	1,304,721
Santander Drive Auto Receivables Trust
6.310%, 07/15/27	562,184	562,392
SFS Auto Receivables Securitization Trust
5.890%, 03/22/27 (144A)	455,697	456,098
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	3,961,340
		18,277,237
Asset-Backed - Home Equity — 0.8%
ABFC Trust
5.135%, 1M TSFR + 0.814%, 06/25/34 (a)	876,469	876,772
BHFTI-269

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
ABFC Trust
5.260%, 1M TSFR + 0.939%, 07/25/35 (a)	4,303,007	$4,034,102
Accredited Mortgage Loan Trust
5.015%, 1M TSFR + 0.404%, 07/25/34 (a)	2,239,480	2,210,038
ACE Securities Corp. Home Equity Loan Trust
4.735%, 1M TSFR + 0.414%, 04/25/36 (a)	1,271,673	1,233,355
4.735%, 1M TSFR + 0.414%, 07/25/36 (a)	7,574,651	2,417,867
Asset-Backed Securities Corp. Home Equity Loan Trust
4.515%, 1M TSFR + 0.194%, 05/25/37 (a)	16,629	11,688
Bear Stearns Asset-Backed Securities I Trust
4.685%, 1M TSFR + 0.364%, 04/25/37 (a)	528,544	526,274
5.440%, 1M TSFR + 1.119%, 06/25/35 (a)	1,040,303	1,014,645
Bear Stearns Asset-Backed Securities Trust
5.235%, 1M TSFR + 0.914%, 10/27/32 (a)	2,666	2,655
Citigroup Mortgage Loan Trust, Inc.
4.755%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,196,225	2,828,834
HSI Asset Securitization Corp. Trust
4.775%, 1M TSFR + 0.454%, 12/25/36 (a)	8,192,429	1,969,452
IXIS Real Estate Capital Trust
5.380%, 1M TSFR + 1.059%, 02/25/35 (a)	1,075,096	1,084,140
MASTR Asset-Backed Securities Trust
4.535%, 1M TSFR + 0.214%, 08/25/36 (a)	4,534,765	1,516,105
4.755%, 1M TSFR + 0.434%, 08/25/36 (a)	2,936,084	986,243
Merrill Lynch Mortgage Investors Trust
4.935%, 1M TSFR + 0.614%, 07/25/37 (a)	8,260,447	1,777,964
Morgan Stanley ABS Capital I, Inc. Trust
4.495%, 1M TSFR + 0.174%, 05/25/37 (a)	83,499	74,838
NovaStar Mortgage Funding Trust
4.635%, 1M TSFR + 0.314%, 09/25/37 (a)	2,142,494	2,098,096
Option One Mortgage Accept Corp. Asset Back Certificates
5.075%, 1M TSFR + 0.754%, 08/25/33 (a)	6,104	6,274
Option One Mortgage Loan Trust
4.575%, 1M TSFR + 0.254%, 01/25/37 (a)	3,711,101	2,366,552
Renaissance Home Equity Loan Trust
3.991%, 1M TSFR + 0.994%, 08/25/33 (a)	54,669	50,444
Residential Asset Securities Corporation Trust
5.015%, 1M TSFR + 0.404%, 06/25/33 (a)	430,872	410,121
		27,496,459
Asset-Backed - Other — 7.4%
ACAS CLO Ltd.
5.445%, 3M TSFR + 1.152%, 10/18/28 (144A) (a)	319,322	319,321
Anchorage Capital CLO 6 Ltd.
5.730%, 3M TSFR + 1.440%, 04/22/34 (144A) (a)	9,800,000	9,803,577
Arbour CLO DAC
3.886%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	5,950,972
ARES European CLO X DAC
3.565%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	6,143,611	6,639,132
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.195%, 1M TSFR + 0.874%, 02/25/36 (a)	3,417,001	2,729,538
BSPDF Issuer Ltd.
5.634%, 1M TSFR + 1.314%, 10/15/36 (144A) (a)	742,594	740,114
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Capital Four U.S. CLO II Ltd.
6.193%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	$8,235,399
Catamaran CLO Ltd.
5.652%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	3,076,742	3,077,407
Countrywide Asset-Backed Certificates Trust
4.293%, 10/25/46 (a)	451,051	455,796
4.400%, 10/25/32 (a)	299,953	324,647
4.575%, 1M TSFR + 0.254%, 07/25/37 (a)	4,916,475	4,571,392
4.715%, 1M TSFR + 0.394%, 02/25/37 (a)	1,348,959	1,242,320
4.715%, 1M TSFR + 0.394%, 04/25/47 (a)	1,202,976	1,161,520
4.875%, 1M TSFR + 0.554%, 09/25/37 (a)	1,608,416	1,663,838
Dewolf Park CLO Ltd.
5.484%, 3M TSFR + 1.182%, 10/15/30 (144A) (a)	1,421,115	1,421,203
DLLAD LLC
5.190%, 04/20/26 (144A)	230,963	231,006
Dryden 54 Senior Loan Fund
5.443%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	4,976,933	4,977,665
First Franklin Mortgage Loan Trust
4.715%, 1M TSFR + 0.394%, 12/25/36 (a)	4,252,581	1,714,711
4.745%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	13,167,066
5.365%, 1M TSFR + 1.044%, 10/25/34 (a)	2,543,434	2,503,816
5.860%, 1M TSFR + 1.539%, 10/25/34 (a)	1,253,985	1,259,653
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	9,274,508	7,715,613
GreenSky Home Improvement Issuer Trust
5.120%, 03/25/60 (144A)	7,700,000	7,698,594
GSAMP Trust
4.605%, 1M TSFR + 0.284%, 12/25/36 (a)	2,150,007	1,054,845
5.755%, 1M TSFR + 1.434%, 12/25/34 (a)	3,424,958	2,995,321
Harvest CLO XX DAC
3.424%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	8,589,653	9,245,989
Harvest CLO XXV DAC
3.694%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	9,739,618
Henley CLO VII DAC
3.663%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	6,300,000	6,800,975
Home Equity Loan Trust
4.665%, 1M TSFR + 0.344%, 04/25/37 (a)	3,990,026	3,835,638
Home Equity Mortgage Loan Asset-Backed Trust
4.655%, 1M TSFR + 0.334%, 04/25/37 (a)	1,877,799	1,435,538
ICG U.S. CLO Ltd.
5.443%, 3M TSFR + 1.150%, 10/20/34 (144A) (a)	2,600,000	2,594,769
KKR CLO 41 Ltd.
5.632%, 3M TSFR + 1.330%, 04/15/35 (144A) (a)	6,000,000	5,990,748
KREF Ltd.
5.767%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	11,150,871	11,144,649
LCM XXV Ltd.
5.393%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	1,249,964	1,249,924
Long Beach Mortgage Loan Trust
4.755%, 1M TSFR + 0.434%, 05/25/36 (a)	26,868,344	7,824,981
4.955%, 1M TSFR + 0.634%, 08/25/45 (a)	395,747	387,330
5.215%, 1M TSFR + 0.894%, 08/25/35 (a)	5,725,149	5,620,216
Marathon CLO XIII Ltd.
5.502%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	6,983,201	6,981,441
BHFTI-270

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Marble Point CLO XIV Ltd.
5.493%, 3M TSFR + 1.200%, 01/20/32 (144A) (a)	6,983,433	$6,970,207
Merrill Lynch First Franklin Mortgage Loan Trust
5.685%, 1M TSFR + 1.364%, 10/25/37 (a)	8,375,158	7,514,567
MF1 LLC
6.952%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	9,036,841	9,048,625
MF1 Ltd.
6.134%, 1M TSFR + 1.814%, 12/15/35 (144A) (a)	2,968,756	2,965,974
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	5,383,278	5,402,771
Morgan Stanley ABS Capital I, Inc. Trust
4.685%, 1M TSFR + 0.364%, 07/25/36 (a)	2,311,694	2,080,510
4.735%, 1M TSFR + 0.414%, 06/25/36 (a)	140,354	120,218
5.055%, 1M TSFR + 0.734%, 12/25/35 (a)	581,047	569,614
Park Place Securities, Inc.
5.170%, 1M TSFR + 0.849%, 09/25/35 (a)	3,186,135	3,109,381
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.485%, 1M TSFR + 1.164%, 10/25/34 (a)	1,783,702	1,759,850
6.235%, 1M TSFR + 1.914%, 12/25/34 (a)	2,507,155	2,467,558
Saxon Asset Securities Trust
4.835%, 1M TSFR + 0.514%, 09/25/47 (a)	1,505,686	1,425,735
Securitized Asset-Backed Receivables LLC Trust
4.935%, 1M TSFR + 0.614%, 03/25/36 (a)	12,966,145	7,995,657
4.935%, 1M TSFR + 0.614%, 05/25/36 (a)	6,100,224	3,124,245
Soundview Home Loan Trust
4.655%, 1M TSFR + 0.334%, 02/25/37 (a)	1,985,227	525,878
Specialty Underwriting & Residential Finance Trust
4.705%, 1M TSFR + 0.384%, 04/25/37 (a)	2,268,873	1,657,875
Starwood Ltd.
5.699%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	10,928,450	10,913,697
Structured Asset Investment Loan Trust
4.585%, 1M TSFR + 0.264%, 09/25/36 (a)	223,329	221,325
5.065%, 1M TSFR + 0.744%, 11/25/35 (a)	2,919,049	2,854,170
Structured Asset Securities Corp. Mortgage Loan Trust
6.235%, 1M TSFR + 1.914%, 08/25/37 (a)	39,305	39,017
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	11,213,320	9,735,840
Toro European CLO 7 DAC
3.366%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	14,973,051	16,149,102
U.S. Small Business Administration
6.220%, 12/01/28	267,217	273,008
Venture XXVII CLO Ltd.
5.605%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	5,524,539	5,522,219
Venture XXVIII CLO Ltd.
5.545%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	3,894,647	3,894,421
		270,847,746
Asset-Backed - Student Loan — 0.2%
Nelnet Student Loan Trust
6.544%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	2,274,712	2,327,158
6.640%, 02/20/41 (144A)	2,394,433	2,476,222
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SoFi Professional Loan Program LLC
3.020%, 02/25/40 (144A)	723,046	$708,452
		5,511,832
Total Asset-Backed Securities (Cost $334,971,336)		322,133,274

Foreign Government—7.0%
Banks — 0.1%
Korea Development Bank
5.062%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,706,170
Diversified Financial Services — 0.1%
CPPIB Capital, Inc.
4.300%, 06/02/34 (CAD)	5,400,000	3,974,284
Regional Government — 0.9%
Province of British Columbia
4.150%, 06/18/34 (CAD)	2,500,000	1,814,669
Province of Ontario
3.650%, 06/02/33 (CAD)	7,600,000	5,371,519
Province of Quebec
3.600%, 09/01/33 (CAD)	13,900,000	9,760,088
4.450%, 09/01/34 (CAD)	22,000,000	16,319,642
		33,265,918
Sovereign — 5.9%
Brazil Government International Bonds
6.125%, 03/15/34	7,800,000	7,582,541
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/25 (BRL)	34,500,000	5,641,158
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	10,713,625
European Union
2.875%, 10/05/29 (EUR)	15,200,000	16,633,395
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (144A) (EUR) (h)	26,273,808	29,015,359
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,967,220
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	10,891,946
Japan Government Forty Year Bonds
2.200%, 03/20/64 (JPY)	724,000,000	4,290,903
Japan Government Thirty Year Bonds
2.300%, 12/20/54 (JPY)	1,270,000,000	8,145,815
Japan Government Twenty Year Bonds
2.000%, 12/20/44 (JPY)	1,670,000,000	10,776,672
Mexico Government International Bonds
6.000%, 05/07/36	2,400,000	2,318,280
Mexico Udibonos
4.000%, 08/24/34 (MXN) (h)	8,421,934	383,068
Peru Government International Bonds
6.150%, 08/12/32 (144A) (PEN)	58,400,000	15,951,224
6.950%, 08/12/31 (PEN)	9,900,000	2,876,642
6.950%, 08/12/31 (144A) (PEN)	2,100,000	610,197
BHFTI-271

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—0.3%
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Qatar Government International Bonds
5.103%, 04/23/48	1,500,000	$1,436,040
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	3,866,681
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	63,800,000	2,892,313
8.875%, 02/28/35 (ZAR)	138,600,000	6,764,829
10.500%, 12/21/26 (ZAR)	414,600,000	23,400,445
Republic of South Africa Government International Bonds
7.100%, 11/19/36 (144A)	3,000,000	2,907,597
Romania Government International Bonds
5.250%, 03/10/30 (144A) (EUR)	2,600,000	2,830,005
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,267,377
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,051,420
Saudi Government International Bonds
4.750%, 01/18/28 (144A)	6,000,000	6,024,984
4.750%, 01/16/30 (144A)	7,800,000	7,788,846
5.000%, 01/18/53 (144A)	6,000,000	5,145,606
U.K. Gilts
4.375%, 07/31/54 (GBP)	12,954,000	14,477,636
		215,651,824
Total Foreign Government (Cost $263,039,315)		254,598,196

Municipals—1.0%
Empire State Development Corp.
1.346%, 03/15/26	8,100,000	7,885,199
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	5,995,661
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	8,896,038
3.057%, 01/01/34	2,000,000	1,732,976
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	4,840,000	5,074,627
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	5,965,082
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,179,042
Total Municipals (Cost $39,312,658)		37,728,625

Floating Rate Loans (o)—0.2%
Commercial Services — 0.0%
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 12/04/31 (p)	900,000	894,375
Investment Companies — 0.2%
Castlelake LP
First Lien Term Loan, 2.950%, 05/13/31 (n)	5,732,993	5,408,383
Total Floating Rate Loans (Cost $6,600,477)		6,302,758

Security Description	Principal Amount*	Value

Commercial Paper—0.0%
Alimentation Couche-Tard, Inc.
4.550%, 04/14/25 (q)	900,000	$898,389
Repurchase Agreements—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $4,526,242; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $4,616,409	4,525,834	4,525,834
JPMorgan Securities LLC
Repurchase Agreement dated 03/31/25 at 4.500%, due on 04/01/25, with a maturity value of $6,200,775; collateralized by U.S. Treasury Notes with rates ranging from 0.750% -1.875%, with maturity dates ranging from 03/31/26 - 02/15/32, and an aggregate market value of $6,335,081	6,200,000	6,200,000
		10,725,834
Total Short-Term Investments (Cost $11,624,355)		11,624,223
Total Purchased Options—0.1% (r) (Cost $1,625,035)		2,350,558
Total Investments—141.5% (Cost $5,399,855,175)		5,144,192,532
Other assets and liabilities (net)—(41.5)%		(1,507,581,112)
Net Assets—100.0%		$3,636,611,420

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was
$980,074, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of March 31, 2025, the market value of securities pledged was $8,638,129.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2025, the market value of securities pledged was $591,238.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2025, the market value of securities pledged was
BHFTI-272

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
$36,277,250.
(g)	All or a portion of this security has been transferred in a secured borrowing transaction.
(h)	Principal amount of security is adjusted for inflation.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2025, the market value of securities pledged was $44,238,887.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2025, the market value of securities pledged was $8,808,288.
(k)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(l)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.1% of net assets.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(p)	This loan will settle after March 31, 2025, at which time the interest rate will be determined.
(q)	The rate shown represents current yield to maturity.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$1,143,278,749, which is 31.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	USD	1,032,036	$1,072,163	$980,074
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	4.460%	03/27/25	04/03/25	USD	(5,010,750)	$(5,010,750)
JPMorgan Securities LLC	4.440%	03/24/25	04/07/25	USD	(5,271,000)	(5,271,000)
JPMorgan Securities LLC	4.490%	03/31/25	04/03/25	USD	(25,978,875)	(25,978,875)
Total						$(36,260,625)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,007,000	BBP	04/02/25	USD	1,270,355	$(16,281)
AUD	30,323,103	DBAG	04/02/25	USD	19,118,716	(171,324)
AUD	1,629,000	JPMC	04/02/25	USD	1,031,015	(13,134)
BRL	4,565,597	BNP	04/02/25	USD	800,000	77
BRL	85,938	BNP	04/02/25	USD	14,966	94
BRL	298,855,841	CBNA	04/02/25	USD	52,045,530	326,057
BRL	304,738,250	CBNA	07/02/25	USD	52,615,465	(243,693)
BRL	3,406,530	GSBU	04/02/25	USD	600,000	(3,039)
BRL	1,500,000	GSBU	04/02/25	USD	258,978	3,883
BRL	3,000,000	GSBU	04/02/25	USD	515,287	10,434
BRL	23,400,000	GSBU	04/02/25	USD	4,022,312	78,311
BRL	19,271,098	GSBU	04/02/25	USD	3,253,769	123,304
BRL	280,256,237	GSBU	04/02/25	USD	48,825,979	286,208
BRL	900,000	JPMC	04/02/25	USD	156,734	982
BRL	4,700,000	MSIP	04/02/25	USD	806,839	16,790
CAD	1,898,000	BNP	04/02/25	USD	1,328,246	(9,256)
CAD	1,854,567	BNP	05/02/25	USD	1,299,121	(8,423)
CAD	113,590,918	CBNA	04/02/25	USD	79,744,492	(806,019)
CHF	45,758	JPMC	04/02/25	USD	50,915	807
BHFTI-273

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	4,953,000	BNP	06/18/25	USD	688,982	$(3,723)
CNH	16,013,000	BNP	06/18/25	USD	2,218,528	(3,092)
CNH	4,928,000	BNP	06/18/25	USD	682,678	(878)
CNH	6,156,000	BNP	06/18/25	USD	850,846	851
CNH	6,727,000	GSBU	06/18/25	USD	927,546	3,150
CNH	23,322,365	JPMC	05/12/25	USD	3,223,993	(5,339)
CNH	6,406,149	JPMC	05/12/25	USD	885,806	(1,711)
CNH	6,349,235	JPMC	05/12/25	USD	875,153	1,087
CNH	15,029,539	JPMC	05/12/25	USD	2,066,200	7,984
CNY	957,206	CBNA	04/09/25	USD	133,474	(1,417)
CNY	586,362	CBNA	05/08/25	USD	81,666	(622)
CNY	370,886	CBNA	05/08/25	USD	51,666	(404)
DKK	7,251,401	DBAG	04/02/25	USD	1,046,567	4,414
EUR	11,635,000	BOA	04/02/25	USD	12,566,041	14,881
EUR	1,219,000	BBP	04/02/25	USD	1,315,142	2,962
EUR	1,219,000	BNP	05/02/25	USD	1,314,827	5,411
EUR	6,276,000	CBNA	04/02/25	USD	6,824,522	(38,286)
EUR	4,027,000	JPMC	04/02/25	USD	4,375,268	(20,874)
EUR	3,175,000	JPMC	04/02/25	USD	3,428,651	4,475
EUR	8,846,000	JPMC	04/02/25	USD	9,558,958	6,219
EUR	1,091,000	JPMC	04/02/25	USD	1,169,557	10,141
EUR	128,606,724	JPMC	04/02/25	USD	138,715,213	347,197
GBP	23,051,000	BBP	04/02/25	USD	29,869,486	(93,372)
GBP	774,000	BBP	04/02/25	USD	1,001,160	(1,346)
GBP	30,221,000	DBAG	04/02/25	USD	38,199,888	838,069
IDR	3,256,648,905	BOA	04/08/25	USD	196,326	256
IDR	1,193,300,390	BOA	04/09/25	USD	72,393	(368)
IDR	2,063,592,316	BOA	04/09/25	USD	124,843	(288)
IDR	3,259,740,035	BBP	04/08/25	USD	200,000	(3,232)
IDR	82,297,908,532	BBP	04/23/25	USD	5,027,208	(63,576)
IDR	11,902,034,207	BNP	04/09/25	USD	730,007	(11,620)
IDR	2,855,616,536	BNP	04/09/25	USD	172,378	(18)
IDR	32,276,547,360	BNP	04/16/25	USD	1,962,124	(14,722)
IDR	345,878,638	BNP	04/23/25	USD	21,001	(140)
IDR	14,777,238,508	BNP	05/07/25	USD	890,356	264
IDR	15,765,837,908	CBNA	04/09/25	USD	960,497	(8,897)
IDR	83,455,915,888	CBNA	04/23/25	USD	5,101,997	(68,522)
IDR	14,740,505,620	CBNA	05/07/25	USD	887,234	1,172
IDR	23,039,427,890	DBAG	04/16/25	USD	1,387,499	2,582
IDR	16,261,778,519	GSBU	04/16/25	USD	984,250	(3,097)
IDR	68,295,108,228	GSBU	04/23/25	USD	4,169,166	(50,085)
IDR	2,504,085,187	GSBU	04/23/25	USD	152,744	(1,715)
IDR	16,708,651,088	GSBU	05/07/25	USD	1,005,334	1,691
IDR	969,538,498	JPMC	04/09/25	USD	59,039	(519)
IDR	29,253,668,517	JPMC	04/23/25	USD	1,779,745	(15,369)
IDR	2,577,881,504	UBSA	04/09/25	USD	155,613	(16)
IDR	774,933,572	UBSA	04/23/25	USD	47,140	(401)
IDR	2,581,506,944	UBSA	05/07/25	USD	155,398	189
ILS	732,000	BBP	04/16/25	USD	199,415	(2,484)
INR	280,087,243	BOA	05/05/25	USD	3,266,514	1,525
INR	225,422,761	BBP	04/04/25	USD	2,630,776	6,384
INR	87,083,000	BNP	04/07/25	USD	1,000,000	18,515
INR	87,247,344	BNP	04/28/25	USD	1,018,872	(261)
INR	56,382,707	BNP	04/28/25	USD	656,271	1,996
INR	67,335,723	BNP	04/28/25	USD	783,729	2,414
INR	234,791,687	BNP	05/02/25	USD	2,733,486	6,757
INR	22,203,552	CBNA	04/04/25	USD	259,212	542
INR	935,404,616	CBNA	04/28/25	USD	10,712,130	208,703
INR	157,601,700	JPMC	04/15/25	USD	1,800,000	42,065
BHFTI-274

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	52,070,520	JPMC	04/21/25	USD	600,000	$8,290
INR	903,664,913	JPMC	04/28/25	USD	10,355,707	194,565
JPY	352,556,578	BBP	04/02/25	USD	2,347,306	3,228
JPY	399,610,230	BNP	04/02/25	USD	2,680,381	(16,135)
JPY	660,223,778	BNP	04/02/25	USD	4,392,309	9,476
JPY	332,663,966	JPMC	04/02/25	USD	2,231,684	(13,776)
JPY	913,347,462	JPMC	04/02/25	USD	6,052,266	37,123
JPY	304,782,089	UBSA	04/02/25	USD	2,048,487	(16,471)
KRW	1,454,229,997	BOA	04/14/25	USD	1,000,000	(11,781)
KRW	286,669,465	BOA	06/18/25	USD	198,287	(2,794)
KRW	749,651,532	BOA	06/18/25	USD	513,105	(1,883)
KRW	1,443,078,260	BNP	04/07/25	USD	1,000,000	(19,724)
KRW	869,157,954	BNP	04/21/25	USD	600,000	(9,144)
KRW	2,629,316,918	BNP	04/28/25	USD	1,800,000	(11,914)
KRW	453,654,537	GSBU	06/18/25	USD	310,484	(1,116)
KRW	687,714,005	GSBU	06/18/25	USD	470,032	(1,048)
MXN	43,267,000	JPMC	06/18/25	USD	2,140,687	(47,962)
MXN	132,888,000	JPMC	06/18/25	USD	6,439,167	(11,680)
MYR	1,436,390	BBP	04/23/25	USD	325,409	(1,471)
NOK	852,696	BNP	04/02/25	USD	81,219	(170)
NZD	2,548,203	DBAG	04/02/25	USD	1,464,197	(17,455)
PLN	2,841,037	BBP	06/06/25	USD	733,270	(1,505)
PLN	23,214,750	BNP	06/06/25	USD	6,000,504	(21,089)
PLN	8,222,398	BNP	06/20/25	USD	2,142,912	(26,255)
PLN	6,798,309	BNP	06/20/25	USD	1,762,784	(12,724)
PLN	24,926,590	GSBU	06/13/25	USD	6,455,124	(36,585)
PLN	3,080,000	JPMC	06/06/25	USD	795,340	(2,025)
PLN	15,154,023	JPMC	06/13/25	USD	3,909,969	(7,843)
PLN	8,035,557	JPMC	06/20/25	USD	2,087,060	(18,501)
SGD	11,638,238	BNP	04/02/25	USD	8,686,348	(24,044)
SGD	9,302,934	DBAG	04/02/25	USD	6,947,673	(23,529)
TRY	964,923	BBP	04/03/25	USD	25,336	92
TRY	44,790,082	BBP	04/09/25	USD	1,164,619	5,223
TRY	21,513,975	BBP	04/15/25	USD	557,588	(24)
TRY	110,080,258	BBP	04/17/25	USD	2,859,636	(13,884)
TRY	125,082,165	BBP	04/22/25	USD	3,241,856	(28,359)
TRY	35,802,499	BBP	04/24/25	USD	927,622	(10,096)
TRY	113,365,851	BBP	04/28/25	USD	2,933,178	(42,226)
TRY	39,628,950	BBP	04/29/25	USD	1,025,859	(16,523)
TRY	113,660,613	BBP	04/30/25	USD	2,935,753	(44,413)
TRY	30,962,169	BBP	05/12/25	USD	794,503	(18,638)
TRY	92,842,257	BBP	05/21/25	USD	2,360,837	(60,607)
TRY	44,674,457	BBP	05/22/25	USD	1,134,345	(28,891)
TRY	280,507,111	BBP	05/29/25	USD	7,084,676	(203,944)
TRY	249,842,823	BBP	06/02/25	USD	6,316,659	(218,394)
TRY	61,332,450	BBP	06/11/25	USD	1,556,029	(74,166)
TRY	4,024,766	BBP	06/12/25	USD	102,061	(4,926)
TRY	4,592,235	BBP	06/13/25	USD	116,256	(5,549)
TRY	43,315,967	BBP	06/16/25	USD	1,095,248	(54,478)
TRY	149,640,120	BBP	06/20/25	USD	3,782,899	(203,288)
TRY	69,330,702	BBP	07/08/25	USD	1,525,562	101,096
TRY	28,742,773	JPMC	04/30/25	USD	742,247	(11,078)
TRY	47,591,122	JPMC	05/08/25	USD	1,070,787	127,854
TRY	7,194,648	JPMC	05/20/25	USD	161,863	16,613
TWD	95,243,415	BNP	04/25/25	USD	2,909,173	(34,931)
TWD	85,575,151	BNP	04/25/25	USD	2,616,657	(34,183)
TWD	62,260,310	BNP	04/25/25	USD	1,908,596	(29,714)
TWD	131,773,091	BNP	04/25/25	USD	3,997,970	(21,341)
TWD	13,050,892	BNP	04/25/25	USD	395,894	(2,046)
BHFTI-275

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	39,199,598	CBNA	04/14/25	USD	1,190,283	$(8,410)
TWD	87,487,411	CBNA	04/25/25	USD	2,675,456	(35,274)
TWD	63,587,707	CBNA	04/25/25	USD	1,946,066	(27,126)
TWD	98,324,792	CBNA	04/25/25	USD	2,993,600	(26,369)
TWD	63,664,258	CBNA	04/25/25	USD	1,946,324	(25,074)
TWD	96,213,241	CBNA	04/25/25	USD	2,923,526	(20,017)
TWD	111,043,328	CBNA	04/25/25	USD	3,368,522	(17,473)
TWD	13,173,591	CBNA	04/25/25	USD	401,461	(3,911)
TWD	13,075,200	GSBU	04/07/25	USD	400,000	(6,018)
TWD	19,422,480	GSBU	07/16/25	USD	597,155	(7,182)
TWD	86,177,118	JPMC	04/25/25	USD	2,633,775	(33,135)
TWD	63,321,763	JPMC	04/25/25	USD	1,938,817	(27,902)
TWD	148,752,080	JPMC	04/25/25	USD	4,513,657	(24,639)
TWD	43,735,380	JPMC	04/25/25	USD	1,323,710	(3,870)
TWD	16,931,855	MSIP	04/25/25	USD	517,920	(6,953)

Contracts to Deliver
AUD	33,959,103	BBP	04/02/25	USD	21,121,187	(98,160)
AUD	30,323,103	DBAG	05/02/25	USD	19,123,098	171,097
BRL	4,651,535	BNP	04/02/25	USD	800,000	(15,136)
BRL	298,855,841	CBNA	04/02/25	USD	52,615,465	243,878
BRL	299,133,865	GSBU	04/02/25	USD	52,093,947	(326,360)
BRL	4,200,000	GSBU	04/02/25	USD	751,180	15,171
BRL	3,200,000	GSBU	04/02/25	USD	578,292	17,523
BRL	5,700,000	GSBU	04/02/25	USD	1,016,612	17,742
BRL	4,200,000	GSBU	04/02/25	USD	756,430	20,420
BRL	8,100,000	GSBU	04/02/25	USD	1,448,931	29,484
BRL	6,300,000	GSBU	04/02/25	USD	1,135,166	31,152
BRL	25,000,000	GSBU	10/02/25	USD	4,115,396	(78,426)
BRL	3,200,000	GSBU	10/02/25	USD	526,467	(10,342)
BRL	1,600,000	GSBU	10/02/25	USD	264,502	(3,902)
BRL	900,000	JPMC	04/02/25	USD	160,120	2,403
BRL	4,700,000	MSIP	04/02/25	USD	818,502	(5,128)
BRL	4,700,000	MSIP	10/02/25	USD	772,899	(15,539)
CAD	649,000	BBP	04/02/25	USD	450,419	(595)
CAD	1,857,314	BNP	04/02/25	USD	1,299,121	8,406
CAD	113,425,360	CBNA	05/02/25	USD	79,744,492	805,392
CAD	110,567	DBAG	04/02/25	USD	76,865	28
CAD	2,249,000	GSBU	04/02/25	USD	1,566,730	3,818
CAD	110,619,361	MSIP	04/02/25	USD	77,710,338	836,908
CAD	841,000	MSIP	05/02/25	USD	587,046	1,746
CHF	888,000	BOA	04/02/25	USD	1,003,157	(573)
CHF	20,444,142	BNP	05/02/25	USD	23,178,148	(13,483)
CHF	528,000	CBNA	04/02/25	USD	600,523	3,711
CHF	19,047,389	DBAG	04/02/25	USD	21,251,923	(277,848)
CNH	1,458,000	BOA	06/18/25	USD	202,299	581
CNH	31,763,000	BBP	06/18/25	USD	4,352,304	(42,181)
CNH	8,713,000	BBP	08/20/25	USD	1,216,457	6,086
CNH	10,447,992	BNP	05/12/25	USD	1,433,023	(8,875)
CNH	9,288,703	BNP	05/12/25	USD	1,276,552	(5,356)
CNH	9,240,374	BNP	05/12/25	USD	1,273,814	(1,424)
CNH	14,176,078	BNP	05/12/25	USD	1,958,847	2,446
CNH	48,662,000	BNP	06/18/25	USD	6,668,521	(63,980)
CNH	12,186,123	BNP	06/18/25	USD	1,666,205	(19,774)
CNH	14,422,305	BNP	06/18/25	USD	1,976,782	(18,577)
CNH	6,094,000	BNP	06/18/25	USD	834,722	(8,397)
CNH	8,642,148	BNP	06/18/25	USD	1,188,272	(7,389)
BHFTI-276

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	9,571,000	BNP	06/18/25	USD	1,320,998	$(3,172)
CNH	2,925,000	BNP	06/18/25	USD	402,527	(2,153)
CNH	9,379,000	BNP	06/18/25	USD	1,296,794	(812)
CNH	4,444,221	BNP	06/18/25	USD	614,696	(172)
CNH	71,180,000	BNP	06/18/25	USD	9,874,029	26,110
CNH	10,134,000	BNP	08/20/25	USD	1,413,159	5,389
CNH	11,949,956	GSBU	05/12/25	USD	1,631,616	(17,564)
CNH	12,772,668	JPMC	05/12/25	USD	1,748,633	(14,087)
CNH	7,090,344	JPMC	06/18/25	USD	971,453	(9,513)
CNH	6,326,218	JPMC	07/16/25	USD	875,153	(1,697)
CNH	6,382,941	JPMC	07/16/25	USD	885,806	1,094
CNH	14,945,135	JPMC	08/20/25	USD	2,066,200	(9,911)
CNH	23,192,116	JPMC	08/20/25	USD	3,223,993	2,248
CNY	370,963	CBNA	04/09/25	USD	51,666	488
CNY	586,362	CBNA	04/09/25	USD	81,666	771
DKK	4,729,382	CBNA	04/02/25	USD	665,657	(19,795)
DKK	7,238,001	DBAG	05/02/25	USD	1,046,567	(4,406)
DKK	2,908,891	MSIP	04/02/25	USD	406,147	(15,453)
EUR	162,299,724	BNP	04/02/25	USD	170,183,920	(5,310,719)
EUR	1,219,000	BNP	04/02/25	USD	1,312,687	(5,417)
EUR	1,357,000	CBNA	04/02/25	USD	1,486,118	18,794
EUR	128,606,724	JPMC	05/02/25	USD	138,940,789	(346,682)
GBP	196,000	BOA	04/02/25	USD	251,523	(1,660)
GBP	23,051,000	BBP	05/02/25	USD	29,867,319	93,210
GBP	797,000	CBNA	04/02/25	USD	1,033,559	4,035
GBP	53,053,000	MSIP	04/02/25	USD	67,223,451	(1,307,727)
IDR	2,063,442,610	BOA	04/08/25	USD	124,843	287
IDR	1,193,206,295	BOA	04/08/25	USD	72,393	368
IDR	3,256,892,706	BOA	04/09/25	USD	196,601	20
IDR	3,259,740,035	BBP	04/08/25	USD	196,512	(256)
IDR	14,757,650,743	BNP	04/09/25	USD	890,356	(392)
IDR	8,696,797,990	BNP	04/30/25	USD	523,325	(1,014)
IDR	41,512,269,476	BNP	05/09/25	USD	2,486,956	(14,737)
IDR	31,794,982,552	BNP	05/09/25	USD	1,913,044	(3,047)
IDR	14,719,211,990	CBNA	04/09/25	USD	887,234	(1,193)
IDR	1,046,625,753	CBNA	04/09/25	USD	63,179	7
IDR	16,693,571,022	GSBU	04/16/25	USD	1,005,334	(1,871)
IDR	9,251,381,803	GSBU	04/30/25	USD	556,675	(1,101)
IDR	969,538,498	JPMC	04/09/25	USD	58,526	6
IDR	9,941,939,993	JPMC	04/21/25	USD	600,000	310
IDR	3,282,297,987	JPMC	04/23/25	USD	199,171	1,206
IDR	2,577,881,504	UBSA	04/09/25	USD	155,398	(199)
ILS	12,737,494	CBNA	04/16/25	USD	3,494,492	67,705
ILS	12,857,613	DBAG	04/16/25	USD	3,535,468	76,365
ILS	4,404,000	JPMC	04/16/25	USD	1,200,606	15,791
ILS	11,198,196	JPMC	04/16/25	USD	3,081,295	68,627
INR	247,921,322	BBP	04/04/25	USD	2,830,895	(69,469)
INR	226,064,670	BBP	05/06/25	USD	2,630,776	(6,753)
INR	87,091,151	BNP	04/07/25	USD	1,018,872	262
INR	17,464,852	CBNA	04/21/25	USD	198,545	(5,480)
INR	22,266,448	CBNA	05/06/25	USD	259,212	(574)
JPY	89,100,000	BOA	04/02/25	USD	603,973	9,934
JPY	629,200,000	BBP	05/02/25	USD	4,189,844	(19,241)
JPY	219,341,168	BBP	05/02/25	USD	1,475,253	7,952
JPY	658,011,372	BNP	05/02/25	USD	4,392,309	(9,511)
JPY	878,400,000	CBNA	04/02/25	USD	5,972,945	116,554
JPY	2,155,700,000	CBNA	04/02/25	USD	14,537,568	165,277
BHFTI-277

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	59,900,000	JPMC	04/02/25	USD	399,192	$(168)
JPY	910,285,015	JPMC	05/02/25	USD	6,052,266	(37,159)
KRW	752,483,876	BOA	04/07/25	USD	513,105	1,946
KRW	25,738,967	BOA	06/05/25	USD	17,971	432
KRW	359,482,343	BNP	06/12/25	USD	252,348	7,285
KRW	419,352,487	CBNA	06/12/25	USD	293,393	7,516
KRW	284,693,738	CBNA	06/18/25	USD	197,493	3,347
KRW	3,541,970,552	CBNA	06/18/25	USD	2,462,746	47,310
KRW	7,200,875,835	CBNA	06/18/25	USD	4,981,926	71,312
KRW	5,708,382,730	CBNA	06/18/25	USD	3,979,742	86,929
KRW	17,295,639,611	DBAG	06/05/25	USD	12,045,271	259,446
KRW	292,401,285	DBAG	06/12/25	USD	204,419	5,086
KRW	6,480,540,988	DBAG	06/18/25	USD	4,469,493	50,108
KRW	2,990,690,250	DBAG	06/18/25	USD	2,100,912	61,420
KRW	690,322,689	GSBU	04/07/25	USD	470,032	1,099
KRW	455,206,971	GSBU	04/14/25	USD	310,484	1,149
NOK	154,628	BOA	04/02/25	USD	13,844	(854)
NOK	1,427,333	BBP	04/02/25	USD	128,058	(7,611)
NOK	731,519	BBP	05/02/25	USD	69,507	(25)
NOK	852,691	BNP	05/02/25	USD	81,219	169
NZD	2,548,203	DBAG	04/02/25	USD	1,455,505	8,764
NZD	2,548,203	DBAG	05/02/25	USD	1,465,229	17,361
PEN	3,608,341	BOA	06/18/25	USD	984,111	3,832
PEN	20,766,506	CBNA	08/14/25	USD	5,576,922	(57,711)
PEN	14,616,696	GSBU	04/28/25	USD	3,934,190	(41,557)
PEN	7,667,608	GSBU	05/05/25	USD	2,058,363	(26,835)
PEN	14,007,718	JPMC	05/05/25	USD	3,814,842	5,458
PLN	765,000	BNP	06/06/25	USD	198,000	960
SEK	2,290,000	BOA	04/02/25	USD	214,943	(12,877)
SGD	266,000	BNP	04/02/25	USD	199,605	1,622
SGD	528,000	BNP	04/02/25	USD	396,751	3,763
SGD	11,619,736	BNP	05/02/25	USD	8,686,348	23,275
SGD	949,013	DBAG	04/02/25	USD	704,537	(1,810)
SGD	667,617	DBAG	04/02/25	USD	499,515	2,610
SGD	2,589,470	DBAG	04/02/25	USD	1,933,739	6,405
SGD	9,289,421	DBAG	05/02/25	USD	6,947,673	21,962
SGD	3,488,643	JPMC	04/02/25	USD	2,612,179	15,593
SGD	12,447,816	MSIP	04/02/25	USD	9,299,895	35,025
THB	1,125	CBNA	05/19/25	USD	34	—
THB	712,401	JPMC	05/19/25	USD	21,234	165
TRY	11,156,746	BBP	04/24/25	USD	279,128	(6,791)
TRY	10,965,320	BBP	06/11/25	USD	262,391	(2,544)
TRY	1,054,233	BBP	06/13/25	USD	25,336	(79)
TRY	12,149,356	BBP	06/25/25	USD	286,609	(2,428)
TRY	5,470,534	GSBU	04/24/25	USD	136,210	(3,986)
TRY	10,547,222	JPMC	04/24/25	USD	262,336	(7,962)
TWD	1,162,005	BOA	08/20/25	USD	35,642	252
TWD	13,066,292	BNP	04/07/25	USD	395,894	2,180
TWD	19,688,040	BNP	04/14/25	USD	600,000	6,403
TWD	39,524,760	BNP	04/21/25	USD	1,200,000	7,626
TWD	77,401,626	BNP	04/25/25	USD	2,338,559	2,744
TWD	80,315,171	BNP	04/25/25	USD	2,434,457	10,718
TWD	78,826,019	BNP	04/25/25	USD	2,397,385	18,585
TWD	79,986,736	BNP	04/25/25	USD	2,440,778	26,950
TWD	69,875,430	BNP	04/25/25	USD	2,166,680	57,990
TWD	61,937,757	BNP	07/16/25	USD	1,908,596	27,188
TWD	85,153,869	BNP	07/16/25	USD	2,616,657	30,041
BHFTI-278

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TWD	130,769,601	BNP	08/20/25	USD	3,997,970	$15,293
TWD	94,556,850	BNP	08/20/25	USD	2,909,173	29,380
TWD	39,020,396	CBNA	04/25/25	USD	1,186,860	9,308
TWD	78,122,393	CBNA	04/25/25	USD	2,372,918	15,352
TWD	81,307,083	CBNA	04/25/25	USD	2,476,383	22,710
TWD	82,065,970	CBNA	04/25/25	USD	2,502,698	26,123
TWD	81,982,583	CBNA	04/25/25	USD	2,500,994	26,936
TWD	82,298,281	CBNA	04/25/25	USD	2,511,253	27,668
TWD	81,670,174	CBNA	04/25/25	USD	2,497,177	32,547
TWD	81,193,483	CBNA	04/25/25	USD	2,498,261	48,016
TWD	205,757,107	CBNA	04/25/25	USD	6,296,117	86,810
TWD	63,335,329	CBNA	07/16/25	USD	1,946,324	22,463
TWD	63,260,767	CBNA	07/16/25	USD	1,946,066	24,470
TWD	87,037,935	CBNA	07/16/25	USD	2,675,456	31,610
TWD	110,174,249	CBNA	08/20/25	USD	3,368,522	13,090
TWD	95,423,889	CBNA	08/20/25	USD	2,923,526	17,327
TWD	97,663,206	CBNA	08/20/25	USD	2,993,600	19,201
TWD	47,214,854	GSBU	07/16/25	USD	1,451,514	17,326
TWD	80,556,469	JPMC	04/25/25	USD	2,456,664	25,643
TWD	62,978,593	JPMC	07/16/25	USD	1,938,817	25,793
TWD	85,755,714	JPMC	07/16/25	USD	2,633,775	28,878
TWD	43,407,100	JPMC	08/20/25	USD	1,323,710	1,717
TWD	49,359,861	JPMC	08/20/25	USD	1,513,317	10,029
TWD	147,646,234	JPMC	08/20/25	USD	4,513,657	16,991
TWD	103,863,420	JPMC	08/20/25	USD	3,203,288	40,057
ZAR	14,668,805	BOA	04/16/25	USD	801,172	2,002
ZAR	14,487,000	BOA	04/16/25	USD	793,565	4,300
ZAR	40,221,075	BNP	04/16/25	USD	2,203,903	12,622
ZAR	443,766	JPMC	04/16/25	USD	24,140	(37)
ZAR	201,497,050	MSIP	04/16/25	USD	11,022,212	44,468
Net Unrealized Depreciation						$(4,485,535)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/25	431	CAD	53,508,650	$553,191
U.K. Long Gilt Bond Futures	06/26/25	143	GBP	13,111,670	(226,722)
U.S. Treasury Note 2 Year Futures	06/30/25	238	USD	49,306,906	310,590
U.S. Treasury Note 5 Year Futures	06/30/25	3,518	USD	380,493,688	4,741,616
U.S. Treasury Note 10 Year Futures	06/18/25	3,521	USD	391,601,219	6,709,647
U.S. Treasury Ultra Long Bond Futures	06/18/25	109	USD	13,325,250	118,198

Futures Contracts—Short
Euro-Bobl Futures	06/06/25	(2)	EUR	(235,580)	2,279
Euro-Bund Futures	06/06/25	(92)	EUR	(11,852,360)	263,925
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	(752)	USD	(85,822,000)	(999,803)
Net Unrealized Appreciation					$11,472,921
BHFTI-279

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Purchased Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.450%	12M SOFR	Pay	07/17/25	MSCS	280,300,000	USD	280,300,000	$266,285	$297,000	$30,715
Call - OTC - 1 Yr. IRS	3.460%	12M SOFR	Pay	06/16/25	MSCS	55,300,000	USD	55,300,000	60,830	34,669	(26,161)
Call - OTC - 1 Yr. IRS	3.500%	12M SOFR	Pay	07/21/25	CBNA	200,500,000	USD	200,500,000	170,425	246,661	76,236
Call - OTC - 1 Yr. IRS	3.570%	12M SOFR	Pay	06/20/25	MSCS	113,200,000	USD	113,200,000	130,180	104,154	(26,026)
Call - OTC - 1 Yr. IRS	3.600%	12M SOFR	Pay	06/09/25	DBAG	93,700,000	USD	93,700,000	93,700	74,198	(19,502)
Call - OTC - 1 Yr. IRS	3.600%	12M SOFR	Pay	06/26/25	MSCS	102,100,000	USD	102,100,000	112,310	112,446	136
Call - OTC - 1 Yr. IRS	3.650%	12M SOFR	Pay	08/04/25	MSCS	414,000,000	USD	414,000,000	507,150	797,902	290,752
Call - OTC - 1 Yr. IRS	3.650%	12M SOFR	Pay	08/12/25	JPMC	274,300,000	USD	274,300,000	233,155	566,369	333,214
Call - OTC - 1 Yr. IRS	3.700%	12M SOFR	Pay	08/13/25	JPMC	51,000,000	USD	51,000,000	51,000	117,159	66,159
Totals									$1,625,035	$2,350,558	$725,523
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	2.350%	6M EURIBOR	Receive	04/25/25	CBNA	(2,400,000)	EUR	(2,400,000)	$(4,291)	$(7,297)	$(3,006)
Call - OTC - 10 Yr. IRS	2.450%	6M EURIBOR	Receive	04/30/25	BBP	(1,700,000)	EUR	(1,700,000)	(5,544)	(3,535)	2,009
Call - OTC - 10 Yr. IRS	2.510%	6M EURIBOR	Receive	04/07/25	BBP	(1,800,000)	EUR	(1,800,000)	(6,248)	(806)	5,442
Call - OTC - 10 Yr. IRS	2.520%	6M EURIBOR	Receive	04/07/25	MSCS	(1,700,000)	EUR	(1,700,000)	(6,418)	(920)	5,498
Call - OTC - 10 Yr. IRS	2.550%	6M EURIBOR	Receive	04/11/25	BBP	(1,700,000)	EUR	(1,700,000)	(6,498)	(2,794)	3,704
Call - OTC - 10 Yr. IRS	2.550%	6M EURIBOR	Receive	04/14/25	BBP	(1,700,000)	EUR	(1,700,000)	(6,083)	(3,676)	2,407
Call - OTC - 10 Yr. IRS	3.489%	12M SOFR	Receive	07/21/25	CBNA	(23,900,000)	USD	(23,900,000)	(170,714)	(215,634)	(44,920)
Call - OTC - 10 Yr. IRS	3.490%	12M SOFR	Receive	06/16/25	MSCS	(6,500,000)	USD	(6,500,000)	(61,128)	(42,286)	18,842
Call - OTC - 10 Yr. IRS	3.515%	12M SOFR	Receive	07/17/25	MSCS	(33,400,000)	USD	(33,400,000)	(266,639)	(312,338)	(45,699)
Call - OTC - 10 Yr. IRS	3.535%	12M SOFR	Receive	04/10/25	GSBU	(4,900,000)	USD	(4,900,000)	(20,702)	(2,262)	18,440
Call - OTC - 10 Yr. IRS	3.580%	12M SOFR	Receive	06/20/25	MSCS	(13,300,000)	USD	(13,300,000)	(128,472)	(118,226)	10,246
Call - OTC - 10 Yr. IRS	3.626%	12M SOFR	Receive	06/09/25	DBAG	(11,200,000)	USD	(11,200,000)	(94,118)	(102,652)	(8,534)
Call - OTC - 10 Yr. IRS	3.670%	12M SOFR	Receive	06/26/25	MSCS	(12,000,000)	USD	(12,000,000)	(112,341)	(143,853)	(31,512)
Call - OTC - 10 Yr. IRS	3.708%	12M SOFR	Receive	08/04/25	MSCS	(49,200,000)	USD	(49,200,000)	(506,471)	(810,014)	(303,543)
Call - OTC - 10 Yr. IRS	3.739%	12M SOFR	Receive	08/12/25	JPMC	(32,200,000)	USD	(32,200,000)	(232,936)	(586,517)	(353,581)
Call - OTC - 10 Yr. IRS	3.757%	12M SOFR	Receive	08/13/25	JPMC	(6,000,000)	USD	(6,000,000)	(51,064)	(113,763)	(62,699)
Put - OTC - 5 Yr. IRS	2.650%	6M EURIBOR	Pay	04/25/25	CBNA	(2,400,000)	EUR	(2,400,000)	(4,291)	(1,708)	2,583
Put - OTC - 10 Yr. IRS	2.760%	6M EURIBOR	Pay	04/30/25	BBP	(1,700,000)	EUR	(1,700,000)	(5,544)	(8,555)	(3,011)
Put - OTC - 10 Yr. IRS	2.860%	6M EURIBOR	Pay	04/07/25	BBP	(1,800,000)	EUR	(1,800,000)	(6,213)	(268)	5,945
Put - OTC - 10 Yr. IRS	2.890%	6M EURIBOR	Pay	04/07/25	MSCS	(1,700,000)	EUR	(1,700,000)	(6,418)	(132)	6,286
Put - OTC - 10 Yr. IRS	2.900%	6M EURIBOR	Pay	04/11/25	BBP	(1,700,000)	EUR	(1,700,000)	(6,497)	(421)	6,076
Put - OTC - 10 Yr. IRS	2.920%	6M EURIBOR	Pay	04/14/25	BBP	(1,700,000)	EUR	(1,700,000)	(6,083)	(582)	5,501
Put - OTC - 10 Yr. IRS	3.985%	12M SOFR	Pay	04/10/25	GSBU	(4,900,000)	USD	(4,900,000)	(20,702)	(4,212)	16,490
Totals									$(1,735,415)	$(2,482,451)	$(747,036)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.750%	CDX.NA.IG.43.V1	Sell	06/18/25	GSI	(12,400,000)	USD	(12,400,000)	$(16,244)	$(12,732)	$3,512
Put - OTC - 5 Yr. CDS	0.850%	CDX.NA.IG.44.V1	Sell	06/18/25	GSI	(11,700,000)	USD	(11,700,000)	(10,238)	(11,145)	(907)
Put - OTC - 5 Yr. CDS	0.900%	CDX.NA.IG.44.V1	Sell	07/16/25	GSI	(11,700,000)	USD	(11,700,000)	(13,221)	(13,359)	(138)
Put - OTC - 5 Yr. CDS	1.000%	CDX.NA.IG.44.V1	Sell	07/16/25	JPMC	(2,600,000)	USD	(2,600,000)	(2,665)	(2,122)	543
Totals									$(42,368)	$(39,358)	$3,010
BHFTI-280

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Written Options — (Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call- U.S. Treasury Note 10 Year Futures	USD	112.000	04/25/25	(55)	USD	(55,000)	$(19,752)	$(24,922)	$(5,170)
Call- U.S. Treasury Note 10 Year Futures	USD	112.500	04/25/25	(104)	USD	(104,000)	(33,563)	(32,500)	1,063
Put- U.S. Treasury Note 10 Year Futures	USD	109.000	04/25/25	(55)	USD	(55,000)	(13,679)	(5,156)	8,523
Put- U.S. Treasury Note 10 Year Futures	USD	110.000	04/25/25	(104)	USD	(104,000)	(28,734)	(27,625)	1,109
Totals							$(95,728)	$(90,203)	$5,525
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SONIA	Annually	3.500%	Annually	03/19/30	GBP	13,920,000	$(399,988)	$(376,513)	$(23,475)
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	22,200,000	(165,423)	1	(165,424)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	23,900,000	(175,777)	—	(175,777)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(1,383,203)	—	(1,383,203)
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	179,049	(280,056)	459,105
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	34,762	1,079	33,683
Pay	6M BBSW	Semi-Annually	4.000%	Semi-Annually	03/19/35	AUD	13,400,000	(202,177)	(14,509)	(187,668)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	147,567	(290,340)	437,907
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/18/34	AUD	21,100,000	245,073	91,365	153,708
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	302,173	(235,012)	537,185
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(890,366)	—	(890,366)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(639,364)	—	(639,364)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(249,715)	(182,792)	(66,923)
Pay	6M EURIBOR	Annually	2.250%	Annually	09/17/35	EUR	53,600,000	(2,152,231)	(2,048,099)	(104,132)
Pay	6M EURIBOR	Annually	2.420%	Annually	03/07/35	EUR	1,700,000	(35,914)	—	(35,914)
Pay	6M EURIBOR	Annually	2.460%	Annually	03/13/35	EUR	1,800,000	(31,725)	—	(31,725)
Pay	6M EURIBOR	Annually	2.460%	Annually	04/01/35	EUR	1,800,000	(31,947)	—	(31,947)
Pay	6M EURIBOR	Annually	2.520%	Annually	03/27/35	EUR	1,700,000	(20,518)	—	(20,518)
Pay	6M EURIBOR	Annually	2.547%	Annually	03/09/33	EUR	1,470,000	(1,618)	—	(1,618)
Pay	6M EURIBOR	Annually	2.610%	Annually	03/24/35	EUR	1,700,000	(6,132)	—	(6,132)
Receive	12M ESTR	Annually	2.050%	Annually	10/05/29	EUR	3,000,000	15,012	—	15,012
Receive	12M ESTR	Annually	2.056%	Annually	10/05/29	EUR	4,300,000	20,251	—	20,251
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	7,127,244	6,336,873	790,371
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	22,460,596	10,853,504	11,607,092
Receive	12M SOFR	Annually	3.250%	Annually	06/18/55	USD	3,400,000	336,052	324,570	11,482
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	3,690,099	1,739,445	1,950,654
Receive	12M SOFR	Annually	3.500%	Annually	12/18/25	USD	35,800,000	158,340	18,525	139,815
Receive	12M SOFR	Annually	3.500%	Annually	12/18/54	USD	9,200,000	531,447	217,670	313,777
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	310,089	—	310,089
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	63,500,000	35,267	—	35,267
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	4,875	—	4,875
Receive	12M SOFR	Annually	3.694%	Annually	04/30/31	USD	27,750,000	17,841	—	17,841
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	20,800,000	60,919	—	60,919
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	(4,914)	—	(4,914)
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	(13,020)	—	(13,020)
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	(10,965)	—	(10,965)
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	(19,206)	—	(19,206)
Receive	12M SOFR	Annually	3.750%	Annually	11/15/34	USD	5,700,000	8,737	—	8,737
Receive	12M SOFR	Annually	3.750%	Annually	12/18/29	USD	60,700,000	(197,220)	(1,061,043)	863,823
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	3,979	—	3,979
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	(5,001)	—	(5,001)
Receive	12M SOFR	Annually	3.765%	Annually	12/17/54	USD	4,600,000	51,488	—	51,488
Receive	12M SOFR	Annually	3.796%	Annually	12/31/31	USD	1,800,000	(10,614)	—	(10,614)
BHFTI-281

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	3.807%	Annually	02/15/55	USD	1,600,000	$5,000	$—	$5,000
Receive	12M SOFR	Annually	3.882%	Annually	11/15/34	USD	9,500,000	(84,375)	—	(84,375)
Receive	12M SOFR	Annually	3.899%	Annually	03/11/35	USD	3,000,000	(26,219)	—	(26,219)
Receive	12M SOFR	Annually	3.905%	Annually	03/12/35	USD	2,800,000	(25,871)	—	(25,871)
Receive	12M SOFR	Annually	3.930%	Annually	03/24/35	USD	5,700,000	(64,340)	—	(64,340)
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	4,430,000	(110,329)	—	(110,329)
Receive	12M SOFR	Annually	4.100%	Annually	12/31/31	USD	64,980,000	(1,525,384)	(1,287,790)	(237,594)
Receive	12M SOFR	Annually	5.160%	Annually	05/31/25	USD	41,800,000	(44,937)	(287)	(44,650)
Receive	6M CORRA	Semi-Annually	2.740%	Semi-Annually	06/01/34	CAD	2,800,000	(6,669)	—	(6,669)
Receive	6M CORRA	Semi-Annually	2.850%	Semi-Annually	06/01/33	CAD	7,300,000	(80,110)	(44)	(80,066)
Receive	6M CORRA	Semi-Annually	2.900%	Semi-Annually	06/01/33	CAD	9,800,000	(132,830)	(4,649)	(128,181)
Receive	6M CORRA	Semi-Annually	2.900%	Semi-Annually	06/01/34	CAD	15,900,000	(181,252)	2,038	(183,290)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/33	CAD	3,900,000	(72,712)	13,721	(86,433)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	5,300,000	(90,386)	11,034	(101,420)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	3,300,000	(56,265)	(3,453)	(52,812)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	2,400,000	(40,922)	1,165	(42,087)
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(1,845,152)	(320,913)	(1,524,239)
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	10,900,000	(636,712)	(35,938)	(600,774)
Receive	6M EURIBOR	Annually	2.250%	Annually	09/17/55	EUR	45,600,000	3,722,663	1,941,896	1,780,767
Totals								$27,797,020	$15,411,448	$12,385,572
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.375%, due 01/15/26	5.000%	Quarterly	12/20/28	0.920%	USD	3,800,000	$536,659	$338,352	$198,307
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	0.515%	USD	21,100,000	313,377	(79,501)	392,878
Barclays Bank PLC 1.500%, due 04/04/17	1.000%	Quarterly	12/20/25	0.327%	EUR	9,300,000	48,048	38,733	9,315
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	0.608%	USD	3,400,000	34,483	(78,575)	113,058
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/29	0.857%	USD	400,000	2,660	(6,622)	9,282
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	06/20/30	0.926%	USD	11,400,000	39,546	15,502	24,044
Boeing Co. 5.150%, due 05/01/30	1.000%	Quarterly	06/20/30	0.920%	USD	3,200,000	11,101	10,332	769
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.081%	USD	4,700,000	52,128	12,052	40,076
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.099%	USD	500,000	7,646	1,907	5,739
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.288%	USD	7,000,000	1,003,205	777,488	225,717
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.454%	USD	500,000	7,239	(4,691)	11,930
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	0.493%	USD	4,900,000	75,710	2,430	73,280
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	0.548%	USD	1,200,000	19,118	(2,114)	21,232
Totals							$2,150,920	$1,025,293	$1,125,627
BHFTI-282

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.43.V1	1.000%	Quarterly	12/20/29	0.563%	USD	5,200,000	$98,046	$97,756	$290
CDX.NA.IG.44.V1	1.000%	Quarterly	06/20/30	0.614%	USD	25,900,000	466,796	473,225	(6,429)
Totals							$564,842	$570,981	$(6,139)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	0.991%	USD	2,400,000	$384	$(39,026)	$39,410
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	0.991%	USD	1,700,000	272	(29,432)	29,704
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	0.991%	USD	3,200,000	513	(28,588)	29,101
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.133%	USD	2,400,000	(6,738)	(48,744)	42,006
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	1.133%	USD	400,000	(1,123)	(6,140)	5,017
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.133%	USD	3,200,000	(8,984)	(50,117)	41,133
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.133%	USD	1,300,000	(3,650)	(21,307)	17,657
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.336%	USD	500,000	(4,300)	(23,308)	19,008
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.336%	USD	1,400,000	(12,039)	(65,247)	53,208
Petroleos Mexicanos 1.350%, due 12/31/99	4.850%	Monthly	07/06/26	DBAG	0.000%	USD	2,258,880	8,844	—	8,844
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	1.095%	USD	3,100,000	(4,869)	(52,489)	47,620
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	1.095%	USD	31,300,000	(49,159)	(527,964)	478,805
SoftBank Group Corp. 2.840%, due 12/14/29	1.000%	Quarterly	06/20/26	GSI	1.327%	USD	2,100,000	(8,153)	(17,386)	9,233
Totals								$(89,002)	$(909,748)	$820,746
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.42.V2	5.000%	Quarterly	12/20/29	BNP	0.711%	EUR	6,004,926	$1,177,060	$1,169,370	$7,690
ITRX.EUR.XOVER.42.V2	5.000%	Quarterly	12/20/29	JPMC	0.711%	EUR	24,118,147	4,727,535	4,737,949	(10,414)
Totals								$5,904,595	$5,907,319	$(2,724)
BHFTI-283

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M FEDL	Monthly	09/24/25	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	130,428,000	$—	$—	$—

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,484,860,401	$—	$2,484,860,401
Corporate Bonds & Notes
Aerospace/Defense	—	17,282,133	—	17,282,133
Agriculture	—	20,939,229	—	20,939,229
Airlines	—	15,500,208	—	15,500,208
Auto Manufacturers	—	133,969,853	—	133,969,853
Banks	—	606,142,669	—	606,142,669
Beverages	—	2,466,887	—	2,466,887
Biotechnology	—	2,953,530	—	2,953,530
Chemicals	—	7,998,856	—	7,998,856
Diversified Financial Services	—	122,538,630	—	122,538,630
Electric	—	163,449,472	—	163,449,472
Electronics	—	10,068,117	—	10,068,117
Environmental Control	—	3,848,642	—	3,848,642
Food	—	15,198,404	—	15,198,404
Gas	—	18,602,722	—	18,602,722
Healthcare-Services	—	26,979,869	—	26,979,869
Insurance	—	52,907,041	—	52,907,041
Internet	—	2,294,352	—	2,294,352
Investment Companies	—	12,756,041	1,525,969	14,282,010
Lodging	—	13,025,540	—	13,025,540
Media	—	9,503,527	—	9,503,527
Oil & Gas	—	14,662,643	—	14,662,643
Pharmaceuticals	—	33,397,797	—	33,397,797
Pipelines	—	35,885,896	—	35,885,896
Real Estate	—	6,357,396	—	6,357,396
Real Estate Investment Trusts	—	148,042,797	—	148,042,797
Retail	—	4,178,156	—	4,178,156
Savings & Loans	—	7,703,775	—	7,703,775
Semiconductors	—	26,163,898	—	26,163,898
Shipbuilding	—	12,590,834	—	12,590,834
Software	—	25,326,804	—	25,326,804
BHFTI-284

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Telecommunications	$—	$14,424,963	$—	$14,424,963
Total Corporate Bonds & Notes	—	1,587,160,681	1,525,969	1,588,686,650
Total Mortgage-Backed Securities*	—	435,907,847	—	435,907,847
Total Asset-Backed Securities*	—	322,133,274	—	322,133,274
Total Foreign Government*	—	254,598,196	—	254,598,196
Total Municipals*	—	37,728,625	—	37,728,625
Floating Rate Loans
Commercial Services	—	894,375	—	894,375
Investment Companies	—	—	5,408,383	5,408,383
Total Floating Rate Loans	—	894,375	5,408,383	6,302,758
Total Short-Term Investments*	—	11,624,223	—	11,624,223
Total Purchased Options at Value	—	2,350,558	—	2,350,558
Total Investments	$—	$5,137,258,180	$6,934,352	$5,144,192,532
Reverse Repurchase Agreements (Liability)	$—	$(36,260,625)	$—	$(36,260,625)
Secured Borrowings (Liability)	$—	$(5,361,362)	$—	$(5,361,362)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,433,361	$—	$7,433,361
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,918,896)	—	(11,918,896)
Total Forward Contracts	$—	$(4,485,535)	$—	$(4,485,535)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,699,446	$—	$—	$12,699,446
Futures Contracts (Unrealized Depreciation)	(1,226,525)	—	—	(1,226,525)
Total Futures Contracts	$11,472,921	$—	$—	$11,472,921
Written Options
Credit Default Swaptions at Value	$—	$(39,358)	$—	$(39,358)
Interest Rate Swaptions at Value	—	(2,482,451)	—	(2,482,451)
Options on Exchange-Traded Futures Contracts at Value	(90,203)	—	—	(90,203)
Total Written Options	$(90,203)	$(2,521,809)	$—	$(2,612,012)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$20,738,744	$—	$20,738,744
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(7,233,684)	—	(7,233,684)
Total Centrally Cleared Swap Contracts	$—	$13,505,060	$—	$13,505,060
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,914,608	$—	$5,914,608
OTC Swap Contracts at Value (Liabilities)	—	(99,015)	—	(99,015)
Total OTC Swap Contracts	$—	$5,815,593	$—	$5,815,593

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-285

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—54.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
Airbus SE	1,650	$290,933
Axon Enterprise, Inc. (a)	449	236,152
BAE Systems PLC	10,381	210,064
General Dynamics Corp.	1,017	277,214
General Electric Co.	7,464	1,493,920
HEICO Corp.	782	208,943
Howmet Aerospace, Inc. (b)	13,207	1,713,344
Kongsberg Gruppen ASA	2,369	347,334
Rolls-Royce Holdings PLC (a)	22,684	219,321
RTX Corp.	7,626	1,010,140
Safran SA	1,420	374,604
TransDigm Group, Inc.	691	955,853
		7,337,822
Air Freight & Logistics — 0.1%
DSV AS	1,072	207,506
FedEx Corp.	816	198,925
InPost SA (a)	1,285	18,911
United Parcel Service, Inc. - Class B	1,589	174,774
		600,116
Automobile Components — 0.0%
Aptiv PLC (a)	1,197	71,221
Niterra Co. Ltd.	1,700	51,625
Sumitomo Electric Industries Ltd.	7,700	128,502
		251,348
Automobiles — 0.8%
Ferrari NV	1,091	465,335
Ford Motor Co. (b)	10,353	103,841
General Motors Co.	4,773	224,474
Honda Motor Co. Ltd.	16,700	151,514
Mercedes-Benz Group AG	2,529	148,309
Rivian Automotive, Inc. - Class A (a) (b)	3,100	38,595
Stellantis NV	9,181	102,810
Suzuki Motor Corp.	8,700	106,075
Tesla, Inc. (a) (b)	10,915	2,828,732
Toyota Motor Corp.	38,300	675,555
		4,845,240
Banks — 3.3%
ABN AMRO Bank NV	4,295	90,458
ANZ Group Holdings Ltd.	11,046	201,925
Banco Bilbao Vizcaya Argentaria SA	13,382	182,413
Banco Santander SA	93,360	628,822
Bank of America Corp.	28,625	1,194,521
Bank of Montreal	2,729	260,602
Bank of Nova Scotia (b)	3,654	173,248
Barclays PLC	88,223	331,286
BNP Paribas SA	5,899	491,285
CaixaBank SA	15,195	118,264
Citigroup, Inc.	8,775	622,937
Citizens Financial Group, Inc.	1,725	70,673
Commerzbank AG	3,143	71,349
Commonwealth Bank of Australia	4,185	397,683
Security Description	Shares	Value
Banks—(Continued)
Danske Bank AS	2,467	$80,884
DBS Group Holdings Ltd.	17,020	584,117
Erste Group Bank AG	3,089	214,615
Eurobank Ergasias Services & Holdings SA - Class A	14,032	37,782
Fifth Third Bancorp	1,586	62,171
First Horizon Corp.	2,033	39,481
HSBC Holdings PLC	86,157	977,211
ING Groep NV	17,822	348,894
Intesa Sanpaolo SpA	77,260	397,770
JPMorgan Chase & Co.	17,641	4,327,337
KBC Group NV	989	90,453
KeyCorp	3,249	51,952
Lloyds Banking Group PLC	191,948	179,581
M&T Bank Corp.	517	92,414
Mediobanca Banca di Credito Finanziario SpA	3,336	62,643
Mitsubishi UFJ Financial Group, Inc.	59,800	807,613
Mizuho Financial Group, Inc.	22,090	601,632
National Australia Bank Ltd.	10,733	229,767
National Bank of Canada	1,177	97,142
NatWest Group PLC	15,860	92,921
Nordea Bank Abp	12,176	155,152
NU Holdings Ltd. - Class A (a)	3,609	36,956
Oversea-Chinese Banking Corp. Ltd.	16,500	210,859
PNC Financial Services Group, Inc.	2,100	369,117
Popular, Inc.	411	37,964
Regions Financial Corp. (b)	3,395	73,773
Royal Bank of Canada	6,936	781,297
Societe Generale SA	4,246	191,698
Standard Chartered PLC	17,616	261,087
Sumitomo Mitsui Financial Group, Inc.	20,200	515,420
Toronto-Dominion Bank (b)	6,982	418,372
Truist Financial Corp.	7,626	313,810
U.S. Bancorp	16,340	689,875
UniCredit SpA	10,527	590,853
United Overseas Bank Ltd.	4,700	132,372
Wells Fargo & Co.	14,508	1,041,529
Westpac Banking Corp.	10,623	210,901
		20,242,881
Beverages — 0.6%
Anheuser-Busch InBev SA	4,215	259,540
Coca-Cola Co.	26,159	1,873,508
Diageo PLC	8,169	213,103
Keurig Dr. Pepper, Inc.	2,512	85,961
Kirin Holdings Co. Ltd.	16,700	231,506
Monster Beverage Corp. (a)	2,664	155,897
PepsiCo, Inc.	5,486	822,571
Pernod Ricard SA	864	85,822
Treasury Wine Estates Ltd.	7,326	44,813
		3,772,721
Biotechnology — 0.8%
AbbVie, Inc.	9,533	1,997,354
Alnylam Pharmaceuticals, Inc. (a)	343	92,617
Amgen, Inc.	2,267	706,284
Argenx SE (a)	163	96,263
BHFTI-286

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Biogen, Inc. (a)	362	$49,536
CSL Ltd.	1,839	287,705
Exact Sciences Corp. (a) (b)	21	909
Exelixis, Inc. (a)	3,476	128,334
Gilead Sciences, Inc.	4,826	540,753
Halozyme Therapeutics, Inc. (a)	1,049	66,937
Incyte Corp. (a)	989	59,884
Moderna, Inc. (a)	10	284
Regeneron Pharmaceuticals, Inc.	327	207,393
United Therapeutics Corp. (a)	482	148,586
Vertex Pharmaceuticals, Inc. (a)	1,137	551,240
		4,934,079
Broadline Retail — 1.8%
Amazon.com, Inc. (a)	48,683	9,262,427
Dollarama, Inc.	3,686	394,150
eBay, Inc. (b)	2,183	147,855
MercadoLibre, Inc. (a)	301	587,212
Next PLC	433	62,336
Prosus NV	4,298	200,506
Wesfarmers Ltd.	5,687	257,693
		10,912,179
Building Products — 0.4%
Allegion PLC	644	84,016
Armstrong World Industries, Inc.	855	120,452
Assa Abloy AB - Class B	10,406	312,686
Carlisle Cos., Inc. (b)	278	94,659
Carrier Global Corp.	5,851	370,953
Cie de Saint-Gobain SA	5,651	561,722
Daikin Industries Ltd.	1,100	119,424
Lennox International, Inc.	160	89,733
Sanwa Holdings Corp.	5,700	182,352
Trane Technologies PLC	1,604	540,420
		2,476,417
Capital Markets — 1.9%
Ameriprise Financial, Inc.	674	326,290
Bank of New York Mellon Corp.	6,635	556,477
Blackrock, Inc.	1,308	1,237,996
Blackstone, Inc.	3,116	435,555
Brookfield Asset Management Ltd. - Class A	2,220	107,463
Brookfield Corp.	4,602	240,837
Charles Schwab Corp.	6,647	520,327
CME Group, Inc.	895	237,435
Coinbase Global, Inc. - Class A (a)	1,033	177,914
Deutsche Bank AG	7,754	183,119
Deutsche Boerse AG	573	168,883
Euronext NV	597	86,461
Futu Holdings Ltd. (ADR)	571	58,442
Goldman Sachs Group, Inc.	1,401	765,352
Hong Kong Exchanges & Clearing Ltd.	6,000	266,911
Intercontinental Exchange, Inc.	2,879	496,628
London Stock Exchange Group PLC	1,915	283,979
Macquarie Group Ltd.	1,814	224,894
Moody's Corp. (b)	2,206	1,027,312
Security Description	Shares	Value
Capital Markets—(Continued)
Morgan Stanley	10,805	$1,260,619
MSCI, Inc.	430	243,165
Nomura Holdings, Inc.	22,000	134,875
Robinhood Markets, Inc. - Class A (a)	909	37,833
S&P Global, Inc.	2,599	1,320,552
State Street Corp.	1,293	115,762
Stifel Financial Corp.	398	37,515
Swissquote Group Holding SA	114	49,186
Tradeweb Markets, Inc. - Class A	698	103,625
UBS Group AG	16,598	508,589
		11,213,996
Chemicals — 0.9%
Air Liquide SA	3,692	702,594
Air Products & Chemicals, Inc.	569	167,809
Albemarle Corp. (b)	42	3,025
BASF SE	2,600	129,222
Corteva, Inc.	2,302	144,865
Dow, Inc.	2,721	95,017
DuPont de Nemours, Inc.	4,294	320,676
Ecolab, Inc.	3,135	794,785
Givaudan SA	36	154,701
International Flavors & Fragrances, Inc.	902	70,004
Linde PLC	2,370	1,103,567
Novonesis (Novozymes) - B Shares	1,900	110,729
Resonac Holdings Corp.	2,800	55,946
RPM International, Inc.	720	83,289
Sherwin-Williams Co.	2,715	948,051
Shin-Etsu Chemical Co. Ltd.	9,000	256,416
Sika AG	623	150,907
Toray Industries, Inc.	13,200	90,141
		5,381,744
Commercial Services & Supplies — 0.6%
Brambles Ltd.	8,270	104,033
Cintas Corp.	4,954	1,018,196
Copart, Inc. (a)	2,787	157,716
Japan Elevator Service Holdings Co. Ltd.	6,900	126,707
Republic Services, Inc.	2,466	597,167
Rollins, Inc.	5,414	292,519
Veralto Corp.	1,285	125,223
Waste Connections, Inc.	3,557	693,879
Waste Management, Inc.	3,169	733,655
		3,849,095
Communications Equipment — 0.6%
Accton Technology Corp.	3,000	53,019
Arista Networks, Inc. (a)	15,689	1,215,584
Cisco Systems, Inc.	20,525	1,266,598
Motorola Solutions, Inc.	1,624	711,003
Nokia OYJ	24,441	128,889
Telefonaktiebolaget LM Ericsson - B Shares (b)	11,673	90,554
		3,465,647
BHFTI-287

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	1,608	$91,716
Eiffage SA	677	78,946
EMCOR Group, Inc.	246	90,929
HOCHTIEF AG	1,393	237,140
Obayashi Corp.	6,100	81,099
Quanta Services, Inc.	491	124,802
Taisei Corp.	1,900	84,090
Vinci SA	3,745	473,249
		1,261,971
Construction Materials — 0.2%
CRH PLC	4,395	386,628
Heidelberg Materials AG	598	102,320
Holcim AG	2,617	281,519
James Hardie Industries PLC (a)	4,161	98,711
Vulcan Materials Co.	490	114,317
		983,495
Consumer Finance — 0.3%
American Express Co.	5,652	1,520,671
Capital One Financial Corp.	1,441	258,371
Discover Financial Services	1,814	309,650
		2,088,692
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	2,432	2,300,137
Dollar General Corp.	521	45,811
Dollar Tree, Inc. (a)	366	27,476
Kesko OYJ - B Shares	4,382	89,669
Koninklijke Ahold Delhaize NV	15,060	563,029
Kroger Co.	4,103	277,732
Loblaw Cos. Ltd.	2,927	410,173
Metro, Inc.	2,203	153,194
Seven & i Holdings Co. Ltd.	10,400	151,142
Sysco Corp.	2,088	156,683
Target Corp.	1,285	134,103
Walgreens Boots Alliance, Inc.	998	11,148
Walmart, Inc.	24,702	2,168,589
Woolworths Group Ltd.	5,985	110,868
		6,599,754
Containers & Packaging — 0.1%
Ball Corp.	6,080	316,585
International Paper Co.	4,077	217,508
Packaging Corp. of America	441	87,327
		621,420
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	33,342	942,912
Cellnex Telecom SA (a)	2,159	76,637
Deutsche Telekom AG	27,423	1,015,435
Koninklijke KPN NV	95,309	403,509
Nippon Telegraph & Telephone Corp.	40,900	39,505
Singapore Telecommunications Ltd.	66,800	169,364
Telstra Group Ltd.	56,190	148,138
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc.	19,664	$891,959
		3,687,459
Electric Utilities — 0.9%
Constellation Energy Corp.	1,581	318,777
Duke Energy Corp.	2,819	343,833
Edison International	2,056	121,139
Endesa SA	3,541	93,776
Enel SpA	23,994	194,633
Eversource Energy	2,253	139,934
Exelon Corp.	10,390	478,771
Hydro One Ltd.	8,947	300,855
Iberdrola SA	51,685	835,561
NextEra Energy, Inc.	18,461	1,308,700
NRG Energy, Inc.	1,012	96,606
Redeia Corp. SA	8,278	166,234
Southern Co.	6,291	578,457
Terna - Rete Elettrica Nazionale	42,531	384,967
		5,362,243
Electrical Equipment — 0.8%
ABB Ltd.	16,683	863,366
Acuity, Inc.	412	108,500
Eaton Corp. PLC	2,229	605,909
Emerson Electric Co. (b)	5,350	586,574
Fuji Electric Co. Ltd.	1,200	50,960
Fujikura Ltd. (b)	5,000	183,743
Furukawa Electric Co. Ltd.	1,400	47,041
GE Vernova, Inc.	3,598	1,098,397
HD Hyundai Electric Co. Ltd.	505	101,836
Legrand SA	807	85,449
Nexans SA	584	57,509
NIDEC Corp. (b)	5,000	83,721
Prysmian SpA	1,514	83,106
Schneider Electric SE	3,615	836,811
Vertiv Holdings Co. - Class A	1,967	142,017
Vestas Wind Systems AS (a) (b)	5,194	71,623
		5,006,562
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. - Class A	6,115	401,083
CDW Corp.	579	92,790
Celestica, Inc. (a)	942	74,310
Corning, Inc. (b)	3,882	177,718
Delta Electronics, Inc.	5,000	55,114
Dexerials Corp.	3,000	37,078
E Ink Holdings, Inc.	6,000	48,270
Jabil, Inc.	485	65,994
Keyence Corp.	900	353,256
Keysight Technologies, Inc. (a)	762	114,125
Lotes Co. Ltd.	1,000	42,171
Murata Manufacturing Co. Ltd.	8,100	125,936
Yokogawa Electric Corp.	8,300	161,211
Zebra Technologies Corp. - Class A (a)	302	85,333
		1,834,389
BHFTI-288

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services — 0.1%
Baker Hughes Co.	3,251	$142,881
Schlumberger NV (b)	7,747	323,825
Tenaris SA	6,798	132,816
		599,522
Entertainment — 1.0%
Capcom Co. Ltd.	1,900	46,849
Electronic Arts, Inc.	792	114,460
Liberty Media Corp.-Liberty Formula One - Class C (a)	4,635	417,196
Netflix, Inc. (a)	3,140	2,928,144
Nintendo Co. Ltd.	5,500	375,152
ROBLOX Corp. - Class A (a)	1,240	72,280
Roku, Inc. (a)	573	40,362
Sea Ltd. (ADR) (a)	2,765	360,805
Spotify Technology SA (a)	897	493,377
Take-Two Interactive Software, Inc. (a)	637	132,018
Walt Disney Co.	7,388	729,196
Warner Bros Discovery, Inc. (a) (b)	8,403	90,164
		5,800,003
Financial Services — 2.1%
Adyen NV (a)	43	65,726
Apollo Global Management, Inc. (b)	1,277	174,872
Berkshire Hathaway, Inc. - Class B (a)	7,982	4,251,054
Block, Inc. (a)	3,653	198,467
Fidelity National Information Services, Inc.	1,652	123,371
Fiserv, Inc. (a)	2,980	658,073
Global Payments, Inc.	879	86,072
Mastercard, Inc. - Class A	4,574	2,507,101
MGIC Investment Corp.	1,651	40,912
PayPal Holdings, Inc. (a)	4,338	283,054
Radian Group, Inc.	1,222	40,412
Visa, Inc. - Class A (b)	11,429	4,005,407
		12,434,521
Food Products — 0.3%
Ajinomoto Co., Inc.	5,000	98,892
Archer-Daniels-Midland Co.	1,677	80,513
Conagra Brands, Inc.	3,289	87,717
Danone SA	2,634	201,839
General Mills, Inc.	1,566	93,631
Mondelez International, Inc. - Class A	4,746	322,016
Nestle SA (b)	10,427	1,054,456
		1,939,064
Gas Utilities — 0.1%
Atmos Energy Corp. (b)	1,216	187,969
Hong Kong & China Gas Co. Ltd.	82,857	71,365
Italgas SpA	26,123	187,512
		446,846
Ground Transportation — 0.6%
Canadian National Railway Co.	2,019	196,477
Canadian Pacific Kansas City Ltd.	3,752	263,309
CSX Corp.	7,230	212,779
Security Description	Shares	Value
Ground Transportation—(Continued)
Norfolk Southern Corp.	746	$176,690
Old Dominion Freight Line, Inc. (b)	841	139,144
TFI International, Inc.	575	44,520
Uber Technologies, Inc. (a)	14,574	1,061,862
Union Pacific Corp.	4,530	1,070,167
XPO, Inc. (a) (b)	2,883	310,153
		3,475,101
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	7,021	931,336
Align Technology, Inc. (a)	250	39,715
Baxter International, Inc. (b)	2,033	69,590
Becton Dickinson & Co.	869	199,053
Boston Scientific Corp. (a)	17,233	1,738,465
Dexcom, Inc. (a)	1,112	75,938
Edwards Lifesciences Corp. (a)	1,692	122,636
EssilorLuxottica SA	1,733	498,558
GE HealthCare Technologies, Inc. (b)	1,456	117,514
Hoya Corp.	2,200	248,170
IDEXX Laboratories, Inc. (a)	335	140,683
Intuitive Surgical, Inc. (a)	2,279	1,128,720
Koninklijke Philips NV (a)	4,062	103,202
Lantheus Holdings, Inc. (a) (b)	601	58,658
Medtronic PLC	4,762	427,913
Olympus Corp.	6,000	78,808
ResMed, Inc.	1,006	225,193
Solventum Corp. (a) (b)	473	35,967
Stryker Corp.	3,194	1,188,967
Sysmex Corp.	3,900	74,197
Zimmer Biomet Holdings, Inc. (b)	880	99,598
		7,602,881
Health Care Providers & Services — 0.9%
Cencora, Inc.	1,146	318,691
Centene Corp. (a)	1,568	95,193
Cigna Group	1,412	464,548
CVS Health Corp.	3,090	209,348
DaVita, Inc. (a) (b)	176	26,923
Elevance Health, Inc.	1,059	460,623
HCA Healthcare, Inc. (b)	1,837	634,775
Hims & Hers Health, Inc. (a) (b)	1,663	49,142
Humana, Inc.	320	84,672
McKesson Corp.	1,113	749,038
Quest Diagnostics, Inc.	957	161,924
UnitedHealth Group, Inc.	4,638	2,429,152
		5,684,029
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc.	4,904	186,744
Ventas, Inc.	8,185	562,801
Welltower, Inc. (b)	5,324	815,690
		1,565,235
Health Care Technology — 0.0%
Veeva Systems, Inc. - Class A (a)	536	124,154
BHFTI-289

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. - Class A (a)	956	$114,204
Amadeus IT Group SA	1,836	140,698
Aristocrat Leisure Ltd.	4,149	167,557
Booking Holdings, Inc.	342	1,575,563
Chipotle Mexican Grill, Inc. (a)	6,336	318,131
Compass Group PLC	4,604	152,003
Delivery Hero SE (a)	27	641
DoorDash, Inc. - Class A (a)	486	88,826
Evolution AB	786	58,632
Flutter Entertainment PLC (a)	527	116,638
Galaxy Entertainment Group Ltd.	14,000	54,984
Hilton Worldwide Holdings, Inc.	721	164,064
InterContinental Hotels Group PLC	865	93,095
Las Vegas Sands Corp.	1,814	70,075
Marriott International, Inc. - Class A	946	225,337
McDonald's Corp.	2,908	908,372
Oriental Land Co. Ltd.	3,900	76,747
Royal Caribbean Cruises Ltd. (b)	1,307	268,510
Starbucks Corp.	4,652	456,315
Texas Roadhouse, Inc.	1,771	295,102
Yum! Brands, Inc.	1,126	177,187
		5,522,681
Household Durables — 0.3%
DR Horton, Inc.	2,053	260,998
Garmin Ltd.	1,213	263,379
Lennar Corp. - Class A	1,542	176,991
NVR, Inc. (a)	9	65,199
PulteGroup, Inc.	497	51,092
Sekisui House Ltd.	3,300	73,803
Sony Group Corp.	26,400	672,447
Sumitomo Forestry Co. Ltd.	1,800	54,496
		1,618,405
Household Products — 0.8%
Church & Dwight Co., Inc.	2,304	253,647
Clorox Co.	535	78,779
Colgate-Palmolive Co.	9,835	921,540
Essity AB - Class B (b)	4,498	127,843
Kimberly-Clark Corp.	2,758	392,243
Procter & Gamble Co.	16,823	2,866,976
Reckitt Benckiser Group PLC	1,972	133,258
		4,774,286
Independent Power and Renewable Electricity Producers — 0.1%
Meridian Energy Ltd.	18,225	58,006
Orsted AS (a)	929	40,901
RWE AG	2,886	103,079
Vistra Corp.	1,400	164,416
		366,402
Industrial Conglomerates — 0.5%
3M Co.	2,758	405,040
Hitachi Ltd.	30,500	706,108
Honeywell International, Inc.	1,632	345,576
Security Description	Shares	Value
Industrial Conglomerates—(Continued)
Lifco AB - B Shares (b)	6,644	$235,192
Sekisui Chemical Co. Ltd. (b)	12,700	216,413
Siemens AG	4,501	1,032,658
		2,940,987
Industrial REITs — 0.1%
Prologis, Inc. (b)	4,269	477,231
Insurance — 1.7%
Aflac, Inc.	3,200	355,808
AIA Group Ltd.	55,400	418,780
Allianz SE	2,063	786,541
Allstate Corp.	875	181,186
American International Group, Inc.	1,324	115,109
Aon PLC - Class A	1,136	453,366
Arch Capital Group Ltd.	826	79,445
ASR Nederland NV	1,487	85,592
Assurant, Inc.	405	84,949
AXA SA	11,978	511,345
Axis Capital Holdings Ltd.	701	70,268
Chubb Ltd.	3,831	1,156,924
Dai-ichi Life Holdings, Inc.	16,400	124,851
Fairfax Financial Holdings Ltd.	50	72,264
Generali	6,135	215,540
Globe Life, Inc.	560	73,763
Great-West Lifeco, Inc.	2,119	83,019
Hannover Rueck SE	413	122,605
Hartford Insurance Group, Inc.	1,399	173,098
Loews Corp.	4,048	372,052
Manulife Financial Corp.	16,103	501,761
Markel Group, Inc. (a)	147	274,833
Marsh & McLennan Cos., Inc.	2,653	647,412
MS&AD Insurance Group Holdings, Inc.	5,400	116,975
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	947	596,922
NN Group NV	1,911	106,366
Poste Italiane SpA	4,330	77,140
Primerica, Inc.	266	75,685
Progressive Corp.	2,716	768,655
Prudential Financial, Inc.	763	85,212
Prudential PLC	7,852	84,715
Sun Life Financial, Inc.	2,215	126,769
Swiss Re AG	628	106,600
T&D Holdings, Inc.	5,200	110,764
Tokio Marine Holdings, Inc. (b)	6,000	231,406
Unum Group	923	75,188
Willis Towers Watson PLC	450	152,077
Zurich Insurance Group AG	1,127	786,122
		10,461,107
Interactive Media & Services — 2.8%
Alphabet, Inc. - Class A	32,259	4,988,532
Alphabet, Inc. - Class C	31,861	4,977,644
Auto Trader Group PLC	4,115	39,700
Bilibili, Inc. (ADR) (a) (b)	3,020	57,712
Meta Platforms, Inc. - Class A	12,103	6,975,685
Pinterest, Inc. - Class A (a)	1,939	60,109
BHFTI-290

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services—(Continued)
Snap, Inc. - Class A (a) (b)	3,562	$31,025
Tencent Holdings Ltd.	1,100	70,106
		17,200,513
IT Services — 0.9%
Accenture PLC - Class A	2,468	770,115
Cloudflare, Inc. - Class A (a)	1,900	214,111
Cognizant Technology Solutions Corp. - Class A	1,350	103,275
Gartner, Inc. (a)	1,061	445,344
International Business Machines Corp. (b)	6,702	1,666,519
MongoDB, Inc. (a)	212	37,185
Okta, Inc. (a)	909	95,645
Shopify, Inc. - Class A (a)	5,075	482,796
Snowflake, Inc. - Class A (a)	3,684	538,454
Twilio, Inc. - Class A (a)	643	62,956
VeriSign, Inc. (a)	3,322	843,356
		5,259,756
Leisure Products — 0.0%
Shimano, Inc.	700	98,252
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	1,285	150,319
Danaher Corp.	2,433	498,765
Illumina, Inc. (a)	488	38,718
IQVIA Holdings, Inc. (a)	496	87,445
Lonza Group AG (b)	202	124,326
Mettler-Toledo International, Inc. (a)	29	34,246
Thermo Fisher Scientific, Inc.	2,468	1,228,077
West Pharmaceutical Services, Inc.	256	57,313
		2,219,209
Machinery — 1.0%
Alstom SA (a)	5,329	117,979
Atlas Copco AB - A Shares	19,493	312,328
Caterpillar, Inc.	2,221	732,486
Cummins, Inc.	449	140,735
Daimler Truck Holding AG	3,678	147,854
Deere & Co.	2,213	1,038,671
Ebara Corp.	7,800	118,597
FANUC Corp. (b)	3,900	106,436
Illinois Tool Works, Inc. (b)	2,148	532,725
IMI PLC	1,609	39,572
Komatsu Ltd.	11,700	339,519
Konecranes OYJ	1,695	108,042
NGK Insulators Ltd.	2,500	30,750
Otis Worldwide Corp.	4,715	486,588
PACCAR, Inc.	1,085	105,646
Parker-Hannifin Corp.	1,496	909,344
Pentair PLC	1,025	89,667
Snap-on, Inc.	288	97,059
Sulzer AG	835	141,941
Techtronic Industries Co. Ltd.	8,000	96,351
Toyota Industries Corp.	600	51,206
Volvo AB - B Shares (a) (b)	9,143	268,891
Security Description	Shares	Value
Machinery—(Continued)
Yangzijiang Shipbuilding Holdings Ltd.	76,400	$133,391
		6,145,778
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. (b)	3,100	107,550
Media — 0.1%
Charter Communications, Inc. - Class A (a)	230	84,762
Comcast Corp. - Class A	13,741	507,043
Trade Desk, Inc. - Class A (a)	4,298	235,186
		826,991
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd.	3,344	362,297
Alamos Gold, Inc. - Class A	2,688	71,821
Anglo American PLC	7,709	216,410
ATI, Inc. (a)	2,511	130,647
BHP Group Ltd.	11,089	268,938
Carpenter Technology Corp. (b)	366	66,312
Franco-Nevada Corp.	823	129,439
Freeport-McMoRan, Inc.	5,824	220,497
Mitsui Mining & Smelting Co. Ltd.	1,600	46,668
Newmont Corp.	3,672	177,284
Nucor Corp.	1,562	187,971
Rio Tinto Ltd.	1,477	107,401
Rio Tinto PLC	7,447	445,200
Steel Dynamics, Inc.	2,361	295,314
		2,726,199
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. (b)	3,211	116,335
Consolidated Edison, Inc.	3,354	370,919
Dominion Energy, Inc.	2,945	165,126
E.ON SE	16,667	251,525
Engie SA	8,394	163,564
National Grid PLC	26,136	340,507
NiSource, Inc.	4,422	177,278
Sempra	3,703	264,246
WEC Energy Group, Inc.	2,425	264,276
		2,113,776
Office REITs — 0.0%
Nippon Building Fund, Inc.	227	192,820
Oil, Gas & Consumable Fuels — 2.2%
BP PLC	72,271	407,632
Cameco Corp.	1,617	66,566
Canadian Natural Resources Ltd.	9,802	301,610
Cenovus Energy, Inc.	4,915	68,309
Cheniere Energy, Inc.	960	222,144
Chevron Corp.	8,496	1,421,296
ConocoPhillips	12,153	1,276,308
Coterra Energy, Inc. (b)	29,233	844,834
Enbridge, Inc.	13,218	585,007
ENEOS Holdings, Inc.	15,400	80,793
Eni SpA	18,839	290,958
BHFTI-291

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc.	3,906	$500,905
Equinor ASA	3,987	105,586
Exxon Mobil Corp.	17,344	2,062,722
Galp Energia SGPS SA	4,650	81,767
Gaztransport Et Technigaz SA	1,405	212,906
Hess Corp.	1,306	208,607
Hess Midstream LP - Class A	3,332	140,910
Inpex Corp.	14,600	200,932
Keyera Corp.	5,862	182,209
Kinder Morgan, Inc.	11,553	329,607
Marathon Petroleum Corp.	1,275	185,755
Occidental Petroleum Corp.	1,735	85,640
OMV AG	1,559	79,978
Phillips 66 Co. (b)	1,292	159,536
Repsol SA	7,114	94,527
Shell PLC	38,068	1,387,498
Suncor Energy, Inc.	5,082	196,775
TC Energy Corp.	4,137	195,372
Texas Pacific Land Corp. (b)	32	42,400
TotalEnergies SE	10,715	692,518
Valero Energy Corp. (b)	1,019	134,579
Williams Cos., Inc.	7,564	452,025
Woodside Energy Group Ltd.	6,195	89,630
		13,387,841
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ (b)	4,104	110,146
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. - Class A	5,485	362,010
Kao Corp.	3,500	151,247
L'Oreal SA	967	359,056
Shiseido Co. Ltd.	2,300	43,482
Unilever PLC	12,232	728,706
		1,644,501
Pharmaceuticals — 2.3%
Astellas Pharma, Inc.	9,300	89,867
AstraZeneca PLC	6,353	928,457
Bayer AG	2,181	52,062
Bristol-Myers Squibb Co.	26,643	1,624,957
Chugai Pharmaceutical Co. Ltd.	2,700	123,320
Daiichi Sankyo Co. Ltd.	7,100	166,608
Eli Lilly & Co.	4,459	3,682,733
GSK PLC	17,500	334,231
Johnson & Johnson	9,442	1,565,861
Merck & Co., Inc.	9,375	841,500
Novartis AG	8,645	961,649
Novo Nordisk AS - Class B	13,227	916,795
Orion OYJ - Class B	1,560	92,758
Pfizer, Inc.	22,006	557,632
Recordati Industria Chimica e Farmaceutica SpA	2,505	141,946
Richter Gedeon Nyrt	4,434	122,187
Roche Holding AG (b)	2,565	843,378
Sandoz Group AG	2,419	101,752
Sanofi SA	4,375	484,793
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Takeda Pharmaceutical Co. Ltd.	6,400	$190,065
Viatris, Inc.	6,561	57,146
Zoetis, Inc.	1,823	300,157
		14,179,854
Professional Services — 0.5%
Automatic Data Processing, Inc.	1,990	608,005
Bureau Veritas SA	4,892	147,905
Experian PLC	3,158	146,365
Leidos Holdings, Inc.	1,352	182,439
MEITEC Group Holdings, Inc.	2,800	54,537
Paychex, Inc. (b)	3,269	504,341
Recruit Holdings Co. Ltd.	8,200	425,993
RELX PLC	11,060	555,557
SS&C Technologies Holdings, Inc.	2,307	192,704
Verisk Analytics, Inc.	488	145,239
Wolters Kluwer NV	794	123,329
		3,086,414
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	2,883	377,039
CK Asset Holdings Ltd.	25,500	103,571
CoStar Group, Inc. (a)	1,351	107,040
Mitsubishi Estate Co. Ltd.	2,600	42,432
Mitsui Fudosan Co. Ltd.	18,100	161,590
Vonovia SE	2,386	64,373
		856,045
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	3,460	230,782
Retail REITs — 0.1%
Agree Realty Corp. (b)	1,625	125,434
Kimco Realty Corp. (b)	7,043	149,593
Simon Property Group, Inc.	2,663	442,271
		717,298
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. (a)	11,596	1,191,373
Advantest Corp.	4,200	186,816
Analog Devices, Inc.	2,319	467,673
Applied Materials, Inc.	3,595	521,706
ASM International NV	86	39,403
ASML Holding NV	1,660	1,098,417
Broadcom, Inc.	21,947	3,674,586
First Solar, Inc. (a)	2,417	305,581
Infineon Technologies AG	3,605	119,054
Intel Corp.	16,209	368,106
KLA Corp.	656	445,949
Lam Research Corp.	8,776	638,015
Lasertec Corp.	200	17,157
Marvell Technology, Inc. (b)	3,692	227,317
Microchip Technology, Inc.	1,970	95,368
Micron Technology, Inc.	4,729	410,903
Monolithic Power Systems, Inc.	104	60,318
NVIDIA Corp.	128,654	13,943,521
BHFTI-292

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
NXP Semiconductors NV	1,259	$239,286
QUALCOMM, Inc.	4,569	701,844
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	700	116,200
Texas Instruments, Inc.	6,766	1,215,850
Tokyo Electron Ltd.	1,900	259,085
		26,343,528
Software — 4.6%
Adobe, Inc. (a)	2,522	967,263
AppLovin Corp. - Class A (a)	842	223,105
Atlassian Corp. - Class A (a)	377	80,003
Autodesk, Inc. (a)	1,202	314,684
Cadence Design Systems, Inc. (a) (b)	1,813	461,100
Check Point Software Technologies Ltd. (a)	475	108,262
Constellation Software, Inc.	177	560,546
Crowdstrike Holdings, Inc. - Class A (a) (b)	1,427	503,132
Datadog, Inc. - Class A (a)	1,633	162,010
Docusign, Inc. (a)	972	79,121
Fair Isaac Corp. (a) (b)	249	459,196
Fortinet, Inc. (a)	10,008	963,370
HubSpot, Inc. (a) (b)	203	115,972
Intuit, Inc.	2,196	1,348,322
Microsoft Corp.	36,704	13,778,314
MicroStrategy, Inc. - Class A (a) (b)	307	88,499
Nice Ltd. (ADR) (a)	361	55,655
Nutanix, Inc. - Class A (a)	2,218	154,839
Oracle Corp.	10,064	1,407,048
Palantir Technologies, Inc. - Class A (a)	10,008	844,675
Palo Alto Networks, Inc. (a) (b)	2,875	490,590
Roper Technologies, Inc.	532	313,656
Salesforce, Inc.	5,347	1,434,921
SAP SE	5,221	1,386,129
ServiceNow, Inc. (a)	907	722,099
Synopsys, Inc. (a) (b)	682	292,476
Workday, Inc. - Class A (a)	619	144,555
Zscaler, Inc. (a)	1,131	224,413
		27,683,955
Specialized REITs — 0.3%
American Tower Corp.	1,027	223,475
Crown Castle, Inc.	1,140	118,822
Digital Realty Trust, Inc.	1,834	262,794
Equinix, Inc.	980	799,043
Extra Space Storage, Inc.	1,768	262,531
Public Storage	644	192,743
SBA Communications Corp.	412	90,644
Weyerhaeuser Co.	4,283	125,406
		2,075,458
Specialty Retail — 1.0%
AutoZone, Inc. (a)	126	480,410
Carvana Co. (a)	193	40,352
Home Depot, Inc.	5,316	1,948,261
Industria de Diseno Textil SA	6,565	327,477
Lowe's Cos., Inc.	2,023	471,824
O'Reilly Automotive, Inc. (a) (b)	766	1,097,356
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Ross Stores, Inc.	1,145	$146,320
Sanrio Co. Ltd.	1,400	64,839
TJX Cos., Inc.	10,476	1,275,977
		5,852,816
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	74,016	16,441,174
Asia Vital Components Co. Ltd.	2,000	27,863
Dell Technologies, Inc. - Class C	859	78,298
Hewlett Packard Enterprise Co.	3,491	53,866
HP, Inc.	7,319	202,663
NetApp, Inc.	653	57,360
Pure Storage, Inc. - Class A (a)	1,064	47,103
Seagate Technology Holdings PLC	679	57,681
Xiaomi Corp. - Class B (a)	26,600	168,930
		17,134,938
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	510	119,427
Asics Corp.	3,900	82,829
Cie Financiere Richemont SA - Class A	1,597	278,877
Hermes International SCA	81	212,258
Kering SA	245	50,883
Lululemon Athletica, Inc. (a)	439	124,263
LVMH Moet Hennessy Louis Vuitton SE	1,013	632,439
NIKE, Inc. - Class B (b)	4,627	293,722
		1,794,698
Trading Companies & Distributors — 0.4%
Ashtead Group PLC	1,919	103,632
Fastenal Co.	7,937	615,514
Ferguson Enterprises, Inc.	842	133,517
ITOCHU Corp.	3,400	157,075
Mitsubishi Corp.	18,700	328,887
Mitsui & Co. Ltd.	16,700	313,887
Rexel SA	1,029	27,644
Sumitomo Corp.	14,200	318,998
United Rentals, Inc.	402	251,933
WW Grainger, Inc.	94	92,856
		2,343,943
Wireless Telecommunication Services — 0.4%
KDDI Corp.	20,000	315,623
SoftBank Group Corp.	3,400	172,049
T-Mobile U.S., Inc.	5,402	1,440,767
Vodafone Group PLC	228,985	214,285
		2,142,724
Total Common Stocks (Cost $274,560,308)		329,037,510

Corporate Bonds & Notes—34.6%
Aerospace/Defense — 0.8%
Boeing Co.
3.250%, 02/01/35	1,000,000	823,416
BHFTI-293

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Aerospace/Defense—(Continued)
Boeing Co.
5.805%, 05/01/50	500,000	$475,991
Howmet Aerospace, Inc.
4.850%, 10/15/31 (b)	1,500,000	1,494,480
RTX Corp.
1.900%, 09/01/31 (b)	1,000,000	838,676
6.400%, 03/15/54	1,000,000	1,094,612
		4,727,175
Agriculture — 0.2%
BAT Capital Corp.
4.390%, 08/15/37	1,303,000	1,144,157
Apparel — 0.1%
Tapestry, Inc.
3.050%, 03/15/32	600,000	518,689
5.500%, 03/11/35	157,000	155,133
		673,822
Auto Manufacturers — 1.4%
BMW U.S. Capital LLC
5.400%, 03/21/35 (144A) (b)	1,073,000	1,063,186
Daimler Truck Finance North America LLC
5.625%, 01/13/35 (144A)	820,000	822,569
Ford Motor Credit Co. LLC
2.900%, 02/16/28	1,136,000	1,051,183
4.000%, 11/13/30	200,000	179,062
6.054%, 11/05/31	934,000	915,053
General Motors Financial Co., Inc.
5.450%, 09/06/34	619,000	596,809
5.750%, 02/08/31 (b)	647,000	652,382
5.950%, 04/04/34	2,000,000	1,989,918
Stellantis Finance U.S., Inc.
5.750%, 03/18/30 (144A)	215,000	214,846
6.450%, 03/18/35 (144A) (b)	1,075,000	1,066,931
		8,551,939
Banks — 9.2%
Bank of America Corp.
2.884%, 3M TSFR + 1.452%, 10/22/30 (c)	3,226,000	2,973,981
2.972%, SOFR + 1.330%, 02/04/33 (c)	4,836,000	4,240,158
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	1,097,000	1,069,158
Bank of New York Mellon Corp.
5.188%, SOFR + 1.418%, 03/14/35 (b) (c)	1,049,000	1,056,008
Barclays PLC
2.667%, 1Y H15 + 1.200%, 03/10/32 (b) (c)	1,477,000	1,287,159
Citibank NA
5.570%, 04/30/34 (b)	3,470,000	3,565,952
ING Groep NV
5.066%, SOFR + 1.230%, 03/25/31 (c)	1,298,000	1,302,630
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A) (b)	2,344,000	2,509,460
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (c)	2,080,000	1,769,442
2.739%, 3M TSFR + 1.510%, 10/15/30 (b) (c)	6,243,000	5,728,576
3.650%, 5Y H15 + 2.850%, 06/01/26 (c)	1,081,000	1,056,839
Security Description	Principal Amount*	Value
Banks—(Continued)
KeyCorp
2.550%, 10/01/29 (b)	1,417,000	$1,281,479
Lloyds Banking Group PLC
5.721%, 1Y H15 + 1.070%, 06/05/30 (b) (c)	2,413,000	2,485,454
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (b) (c)	1,000,000	966,366
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b) (c)	672,000	608,793
2.943%, SOFR + 1.290%, 01/21/33 (c)	4,900,000	4,298,002
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	2,070,000	2,098,767
Truist Financial Corp.
1.950%, 06/05/30 (b)	1,224,000	1,064,441
5.711%, SOFR + 1.922%, 01/24/35 (b) (c)	1,022,000	1,043,478
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (c)	2,159,000	2,097,913
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	4,426,000	3,940,079
3.126%, 08/13/30 (144A)	375,000	348,834
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	6,744,000	6,050,866
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	1,080,000	1,058,481
5.389%, SOFR + 2.020%, 04/24/34 (c)	1,920,000	1,933,256
		55,835,572
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48 (b)	3,329,000	2,843,768
Bacardi-Martini BV
6.000%, 02/01/35 (144A) (b)	771,000	777,651
		3,621,419
Building Materials — 0.3%
Owens Corning
5.950%, 06/15/54 (b)	1,000,000	998,910
Trane Technologies Financing Ltd.
5.250%, 03/03/33 (b)	1,000,000	1,018,543
		2,017,453
Computers — 0.3%
Hewlett Packard Enterprise Co.
4.550%, 10/15/29	2,040,000	2,018,032
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.950%, 09/10/34 (b)	550,000	529,697
5.375%, 12/15/31	1,475,000	1,486,140
Aircastle Ltd.
6.500%, 07/18/28 (144A) (b)	1,773,000	1,847,254
Avolon Holdings Funding Ltd.
5.150%, 01/15/30 (144A)	1,078,000	1,068,802
5.375%, 05/30/30 (144A)	286,000	286,389
5.750%, 11/15/29 (144A)	1,500,000	1,529,177
BHFTI-294

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Discover Financial Services
6.700%, 11/29/32 (b)	1,425,000	$1,530,617
		8,278,076
Electric — 1.7%
Baltimore Gas & Electric Co.
5.400%, 06/01/53 (b)	2,000,000	1,902,363
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	387,293
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/50	1,429,000	911,201
Edison International
5.450%, 06/15/29	286,000	282,227
6.950%, 11/15/29	224,000	232,869
Pacific Gas & Electric Co.
3.300%, 08/01/40	3,059,000	2,249,455
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,306,067
2.822%, 07/15/48	2,151,000	1,527,694
Virginia Electric & Power Co.
5.150%, 03/15/35 (b)	1,519,000	1,507,780
		10,306,949
Electronics — 0.3%
Keysight Technologies, Inc.
3.000%, 10/30/29 (b)	2,218,000	2,048,746
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (b)	1,370,000	1,207,024
5.141%, 03/15/52	1,124,000	819,392
		2,026,416
Environmental Control — 0.2%
Republic Services, Inc.
5.000%, 12/15/33 (b)	500,000	499,501
5.150%, 03/15/35	546,000	549,317
		1,048,818
Food — 0.2%
Flowers Foods, Inc.
5.750%, 03/15/35 (b)	987,000	995,487
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.400%, 04/15/33 (b)	500,000	519,022
Healthcare-Products — 0.4%
Abbott Laboratories
1.400%, 06/30/30 (b)	500,000	432,921
4.900%, 11/30/46	500,000	473,154
Zimmer Biomet Holdings, Inc.
5.500%, 02/19/35 (b)	1,426,000	1,451,182
		2,357,257
Security Description	Principal Amount*	Value
Healthcare-Services — 1.3%
Cigna Group
5.250%, 02/15/34	754,000	$758,038
HCA, Inc.
2.375%, 07/15/31	2,000,000	1,701,592
4.625%, 03/15/52 (b)	1,220,000	971,260
Humana, Inc.
5.375%, 04/15/31	1,256,000	1,265,772
UnitedHealth Group, Inc.
3.700%, 08/15/49	3,334,000	2,450,677
5.150%, 07/15/34 (b)	684,000	688,629
		7,835,968
Insurance — 2.8%
AIA Group Ltd.
3.375%, 04/07/30 (144A)	1,132,000	1,077,118
American International Group, Inc.
4.375%, 06/30/50 (b)	1,228,000	1,018,464
Beacon Funding Trust
6.266%, 08/15/54 (144A)	2,235,000	2,227,786
Hartford Insurance Group, Inc.
2.900%, 09/15/51	3,318,000	2,095,837
High Street Funding Trust III
5.807%, 02/15/55 (144A)	353,000	348,086
Lincoln Financial Global Funding
5.300%, 01/13/30 (144A) (b)	637,000	647,768
MassMutual Global Funding II
4.350%, 09/17/31 (144A) (b)	1,516,000	1,480,122
Northwestern Mutual Global Funding
5.160%, 05/28/31 (144A)	1,908,000	1,947,897
Principal Life Global Funding II
4.950%, 11/27/29 (144A) (b)	605,000	611,757
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (b) (c)	1,827,000	1,739,042
5.200%, 03/14/35	1,081,000	1,082,034
Prudential Funding Asia PLC
2.950%, 5Y H15 + 1.517%, 11/03/33 (c)	1,161,000	1,075,376
Unum Group
4.500%, 12/15/49	795,000	635,767
6.000%, 06/15/54 (b)	1,010,000	1,012,461
		16,999,515
Internet — 0.2%
Netflix, Inc.
4.900%, 08/15/34 (b)	500,000	500,364
5.400%, 08/15/54	500,000	490,504
		990,868
Leisure Time — 0.2%
Carnival Corp.
4.000%, 08/01/28 (144A) (b)	1,000,000	956,700
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.
5.450%, 06/15/34 (b)	1,000,000	1,014,787
BHFTI-295

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	3,269,000	$2,061,504
6.550%, 06/01/34 (b)	1,172,000	1,205,605
Comcast Corp.
2.887%, 11/01/51	5,000,000	3,049,360
Paramount Global
4.200%, 05/19/32 (b)	1,250,000	1,120,969
		7,437,438
Oil & Gas — 1.7%
BP Capital Markets PLC
6.125%, 5Y H15 + 1.924%, 03/18/35 (b) (c)	1,059,000	1,042,161
Coterra Energy, Inc.
5.400%, 02/15/35 (b)	1,078,000	1,060,919
Diamondback Energy, Inc.
3.125%, 03/24/31	2,336,000	2,114,324
5.550%, 04/01/35 (b)	1,000,000	1,003,926
Expand Energy Corp.
5.700%, 01/15/35	546,000	547,956
Harbour Energy PLC
6.327%, 04/01/35 (144A)	665,000	662,048
HF Sinclair Corp.
6.250%, 01/15/35 (b)	929,000	933,658
Occidental Petroleum Corp.
5.550%, 10/01/34	1,000,000	976,738
6.625%, 09/01/30 (b)	1,000,000	1,050,502
Ovintiv, Inc.
6.500%, 08/15/34 (b)	1,000,000	1,042,445
		10,434,677
Pharmaceuticals — 2.2%
AbbVie, Inc.
4.250%, 11/21/49	3,705,000	3,069,493
Becton Dickinson & Co.
5.081%, 06/07/29	500,000	507,452
CVS Health Corp.
5.625%, 02/21/53 (b)	2,784,000	2,545,257
Eli Lilly & Co.
3.375%, 03/15/29 (b)	750,000	725,604
4.600%, 08/14/34 (b)	2,000,000	1,965,797
4.875%, 02/27/53 (b)	1,000,000	919,321
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (b)	2,000,000	1,978,018
5.300%, 05/19/53	2,000,000	1,898,947
		13,609,889
Pipelines — 1.9%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29 (b)	1,126,000	1,075,229
Cheniere Energy, Inc.
4.625%, 10/15/28	536,000	530,264
5.650%, 04/15/34 (b)	1,045,000	1,057,106
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A) (b)	1,570,000	1,551,994
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Enbridge, Inc.
7.375%, 5Y H15 + 3.122%, 03/15/55 (c)	500,000	$513,321
Energy Transfer LP
5.200%, 04/01/30	297,000	300,355
5.550%, 05/15/34	1,500,000	1,499,078
ONEOK, Inc.
4.350%, 03/15/29	903,000	888,487
5.050%, 11/01/34	1,250,000	1,206,712
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	1,000,000	981,610
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34 (144A)	707,000	692,238
Williams Cos., Inc.
5.100%, 09/15/45	1,000,000	902,924
		11,199,318
Real Estate Investment Trusts — 2.0%
American Tower Corp.
2.100%, 06/15/30	750,000	655,814
5.400%, 01/31/35 (b)	750,000	756,760
Equinix, Inc.
2.150%, 07/15/30 (b)	824,000	722,357
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34	2,405,000	2,365,179
Healthpeak OP LLC
5.375%, 02/15/35	532,000	530,148
Highwoods Realty LP
4.200%, 04/15/29 (b)	500,000	479,044
7.650%, 02/01/34 (b)	500,000	557,989
Host Hotels & Resorts LP
5.500%, 04/15/35 (b)	412,000	403,698
5.700%, 07/01/34 (b)	500,000	500,254
Kilroy Realty LP
2.500%, 11/15/32 (b)	500,000	396,449
Kimco Realty OP LLC
4.850%, 03/01/35 (b)	1,047,000	1,007,895
Piedmont Operating Partnership LP
3.150%, 08/15/30	750,000	658,408
Prologis LP
1.750%, 07/01/30	1,000,000	857,969
Realty Income Corp.
4.900%, 07/15/33 (b)	500,000	490,723
Regency Centers LP
5.100%, 01/15/35 (b)	1,511,000	1,494,370
Trust Fibra Uno
7.700%, 01/23/32 (144A)	518,000	534,524
		12,411,581
Retail — 0.5%
Lowe's Cos., Inc.
2.625%, 04/01/31 (b)	850,000	753,320
5.000%, 04/15/33 (b)	850,000	846,457
Tractor Supply Co.
1.750%, 11/01/30 (b)	632,000	536,932
5.250%, 05/15/33 (b)	950,000	959,661
		3,096,370
BHFTI-296

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value
Semiconductors — 0.3%
Analog Devices, Inc.
5.050%, 04/01/34	1,000,000	$1,014,750
Foundry JV Holdco LLC
5.900%, 01/25/33 (144A)	315,000	320,539
Intel Corp.
3.250%, 11/15/49	1,000,000	627,398
		1,962,687
Software — 1.0%
Fiserv, Inc.
3.500%, 07/01/29	750,000	713,252
5.625%, 08/21/33	750,000	772,120
Oracle Corp.
3.600%, 04/01/50	1,000,000	694,769
4.200%, 09/27/29 (b)	1,839,000	1,803,793
4.700%, 09/27/34 (b)	839,000	801,202
5.500%, 08/03/35	772,000	778,165
Synopsys, Inc.
5.150%, 04/01/35 (b)	456,000	458,401
		6,021,702
Telecommunications — 1.6%
AT&T, Inc.
3.500%, 06/01/41 (b)	2,658,000	2,050,760
3.550%, 09/15/55	1,000,000	677,705
4.350%, 03/01/29 (b)	1,000,000	989,967
4.850%, 03/01/39 (b)	1,000,000	938,205
Motorola Solutions, Inc.
2.750%, 05/24/31 (b)	1,000,000	885,873
5.400%, 04/15/34 (b)	1,000,000	1,011,691
Rogers Communications, Inc.
4.550%, 03/15/52 (b)	1,914,000	1,526,263
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	2,187,000	1,561,460
		9,641,924
Total Corporate Bonds & Notes (Cost $218,797,542)		209,783,764

Mutual Funds—6.0%
Investment Company Securities — 6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	295,399	32,106,917
VanEck Gold Miners ETF (b)	93,905	4,316,813
Total Mutual Funds (Cost $36,209,232)		36,423,730

Preferred Stocks—0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA	3,870	307,661
Security Description	Shares/ Principal Amount*	Value

Life Sciences Tools & Services — 0.0%
Sartorius AG	172	$39,784
Total Preferred Stocks (Cost $387,503)		347,445

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—2.8%
Repurchase Agreement—2.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $17,208,171; collateralized by U.S. Treasury Notes at 4.625%, maturing 06/30/26, with a market value of $17,551,137	17,206,617	17,206,617
Total Short-Term Investments (Cost $17,206,617)		17,206,617

Securities Lending Reinvestments (d)—12.5%
Certificate of Deposit—0.4%
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (c)	2,500,000	2,500,328
Commercial Paper—0.2%
Constellation Funding Co. LLC
4.400%, 05/16/25	1,000,000	994,251
Repurchase Agreements—4.9%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $6,400,793; collateralized by various Common Stock with an aggregate market value of $7,124,818	6,400,000	6,400,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,226,506	2,000,000	2,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $800,098; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $816,949	800,000	800,000
BHFTI-297

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,020,124	1,000,000	$1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $4,100,311; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $4,080,400	4,000,000	4,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $4,000,499; collateralized by various Common Stock with an aggregate market value of $4,460,471	4,000,000	4,000,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,134,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $5,237,698	5,134,376	5,134,376
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,230,242	2,000,000	2,000,000
		29,434,376
Time Deposits—1.2%
DNB Bank ASA
4.290%, 04/01/25	3,773,704	3,773,704
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	3,773,704	3,773,704
		7,547,408

Mutual Funds—5.8%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	5,000,000	5,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	6,000,000	$6,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	6,000,000	6,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (e)	4,000,000	4,000,000
		35,000,000
Total Securities Lending Reinvestments (Cost $75,476,284)		75,476,363
Total Investments—110.2% (Cost $622,637,486)		668,275,429
Other assets and liabilities (net)—(10.2)%		(62,071,976)
Net Assets—100.0%		$606,203,453

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $120,984,252 and the collateral received consisted of cash in the amount of $75,474,084 and non-cash collateral with a value of $48,584,942. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$28,533,755, which is 4.7% of net assets.

BHFTI-298

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,475,000	JPMC	04/24/25	USD	2,813,013	$(16,311)
CAD	1,184,181	JPMC	04/24/25	USD	827,437	(3,622)
CHF	13,902,000	MSIP	04/24/25	USD	15,821,892	(66,726)
CHF	1,919,000	MSIP	04/24/25	USD	2,184,017	(9,211)
CHF	166,000	MSIP	04/24/25	USD	188,925	(797)
DKK	4,585,000	GSI	04/24/25	USD	666,911	(1,493)
EUR	4,455,103	JPMC	04/24/25	USD	4,835,275	(12,278)
EUR	19,000	JPMC	04/24/25	USD	20,621	(52)
GBP	3,762,161	JPMC	04/24/25	USD	4,864,196	(4,671)
JPY	820,309,344	JPMC	04/24/25	USD	5,520,082	(37,508)
NOK	2,079,000	JPMC	04/24/25	USD	197,308	305
SEK	15,641,000	GSI	04/24/25	USD	1,551,558	6,557

Contracts to Deliver
JPY	2,364,723,000	JPMC	04/24/25	USD	15,912,857	108,124

Cross Currency Contracts to Buy
JPY	2,366,512,667	JPMC	04/24/25	CHF	14,004,793	(54,967)
Net Unrealized Depreciation						$(92,650)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/20/25	239	EUR	12,401,710	$(294,926)
FTSE 100 Index Futures	06/20/25	44	GBP	3,780,480	646
MSCI Emerging Markets Index E-Mini Futures	06/20/25	55	USD	3,054,700	(52,746)
Nikkei 225 Index Futures	06/12/25	18	JPY	641,880,000	(119,559)
S&P 500 Index E-Mini Futures	06/20/25	6	USD	1,695,975	(20,060)
S&P TSX 60 Index Futures	06/19/25	31	CAD	9,285,120	127,473
SPI 200 Index Futures	06/19/25	19	AUD	3,741,575	(1,511)
TOPIX Index Futures	06/12/25	9	JPY	239,580,000	(7,382)
U.S. Treasury Note 2 Year Futures	06/30/25	128	USD	26,518,000	63,823
U.S. Treasury Note 5 Year Futures	06/30/25	117	USD	12,654,281	23,125
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	36	USD	4,108,500	48,483

Futures Contracts—Short
Euro-Schatz Futures	06/06/25	(196)	EUR	(20,963,180)	(13,912)
U.S. Treasury Long Bond Futures	06/18/25	(68)	USD	(7,975,125)	42,604
U.S. Treasury Note 10 Year Futures	06/18/25	(224)	USD	(24,913,000)	(90,177)
U.S. Treasury Ultra Long Bond Futures	06/18/25	(7)	USD	(855,750)	14,013
Net Unrealized Depreciation					$(280,106)
BHFTI-299

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M SOFR	Quarterly	3.650%	Quarterly	01/24/35	USD	190,400,000	$(943,391)	$—	$(943,391)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,895,566	$1,442,256	$—	$7,337,822
Air Freight & Logistics	373,699	226,417	—	600,116
Automobile Components	71,221	180,127	—	251,348
Automobiles	3,195,642	1,649,598	—	4,845,240
Banks	10,755,171	9,487,710	—	20,242,881
Beverages	2,937,937	834,784	—	3,772,721
Biotechnology	4,550,111	383,968	—	4,934,079
Broadline Retail	10,391,644	520,535	—	10,912,179
Building Products	1,300,233	1,176,184	—	2,476,417
Capital Markets	9,307,099	1,906,897	—	11,213,996
Chemicals	3,731,088	1,650,656	—	5,381,744
Commercial Services & Supplies	3,618,355	230,740	—	3,849,095
Communications Equipment	3,193,185	272,462	—	3,465,647
Construction & Engineering	215,731	1,046,240	—	1,261,971
Construction Materials	500,945	482,550	—	983,495
Consumer Finance	2,088,692	—	—	2,088,692
Consumer Staples Distribution & Retail	5,685,046	914,708	—	6,599,754
Containers & Packaging	621,420	—	—	621,420
Diversified Telecommunication Services	1,834,871	1,852,588	—	3,687,459
Electric Utilities	3,687,072	1,675,171	—	5,362,243
Electrical Equipment	2,541,397	2,465,165	—	5,006,562
Electronic Equipment, Instruments & Components	1,011,353	823,036	—	1,834,389
Energy Equipment & Services	466,706	132,816	—	599,522
Entertainment	5,378,002	422,001	—	5,800,003
Financial Services	12,368,795	65,726	—	12,434,521
Food Products	583,877	1,355,187	—	1,939,064
Gas Utilities	187,969	258,877	—	446,846
Ground Transportation	3,475,101	—	—	3,475,101
Health Care Equipment & Supplies	6,599,946	1,002,935	—	7,602,881
Health Care Providers & Services	5,684,029	—	—	5,684,029
Health Care REITs	1,565,235	—	—	1,565,235
Health Care Technology	124,154	—	—	124,154
Hotels, Restaurants & Leisure	4,661,686	860,995	—	5,522,681
Household Durables	817,659	800,746	—	1,618,405
Household Products	4,513,185	261,101	—	4,774,286
Independent Power and Renewable Electricity Producers	164,416	201,986	—	366,402
Industrial Conglomerates	750,616	2,190,371	—	2,940,987
Industrial REITs	477,231	—	—	477,231
Insurance	5,978,843	4,482,264	—	10,461,107
Interactive Media & Services	17,090,707	109,806	—	17,200,513
IT Services	5,259,756	—	—	5,259,756
Leisure Products	—	98,252	—	98,252
Life Sciences Tools & Services	2,094,883	124,326	—	2,219,209
Machinery	4,132,921	2,012,857	—	6,145,778
Marine Transportation	—	107,550	—	107,550
Media	826,991	—	—	826,991
Metals & Mining	1,641,582	1,084,617	—	2,726,199
Multi-Utilities	1,358,180	755,596	—	2,113,776
Office REITs	—	192,820	—	192,820
BHFTI-300

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$9,663,116	$3,724,725	$—	$13,387,841
Paper & Forest Products	—	110,146	—	110,146
Personal Care Products	362,010	1,282,491	—	1,644,501
Pharmaceuticals	8,629,986	5,549,868	—	14,179,854
Professional Services	1,632,728	1,453,686	—	3,086,414
Real Estate Management & Development	484,079	371,966	—	856,045
Residential REITs	230,782	—	—	230,782
Retail REITs	717,298	—	—	717,298
Semiconductors & Semiconductor Equipment	24,623,596	1,719,932	—	26,343,528
Software	26,297,826	1,386,129	—	27,683,955
Specialized REITs	2,075,458	—	—	2,075,458
Specialty Retail	5,460,500	392,316	—	5,852,816
Technology Hardware, Storage & Peripherals	16,938,145	196,793	—	17,134,938
Textiles, Apparel & Luxury Goods	417,985	1,376,713	—	1,794,698
Trading Companies & Distributors	960,303	1,383,640	—	2,343,943
Wireless Telecommunication Services	1,440,767	701,957	—	2,142,724
Total Common Stocks	263,644,527	65,392,983	—	329,037,510
Total Corporate Bonds & Notes*	—	209,783,764	—	209,783,764
Total Mutual Funds*	36,423,730	—	—	36,423,730
Total Preferred Stocks*	—	347,445	—	347,445
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	17,206,617	—	17,206,617
Securities Lending Reinvestments
Certificate of Deposit	—	2,500,328	—	2,500,328
Commercial Paper	—	994,251	—	994,251
Repurchase Agreements	—	29,434,376	—	29,434,376
Time Deposits	—	7,547,408	—	7,547,408
Mutual Funds	35,000,000	—	—	35,000,000
Total Securities Lending Reinvestments	35,000,000	40,476,363	—	75,476,363
Total Investments	$335,068,257	$333,207,172	$—	$668,275,429
Collateral for Securities Loaned (Liability)	$—	$(75,474,084)	$—	$(75,474,084)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$114,986	$—	$114,986
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(207,636)	—	(207,636)
Total Forward Contracts	$—	$(92,650)	$—	$(92,650)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$320,167	$—	$—	$320,167
Futures Contracts (Unrealized Depreciation)	(600,273)	—	—	(600,273)
Total Futures Contracts	$(280,106)	$—	$—	$(280,106)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(943,391)	$—	$(943,391)

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-301

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Brazil — 3.0%
Ambev SA (ADR)	378,100	$880,973
B3 SA - Brasil Bolsa Balcao	73,900	157,216
BB Seguridade Participacoes SA	99,000	699,156
BRF SA	28,600	98,634
Cia De Sanena Do Parana	52,000	245,855
Cia Energetica de Minas Gerais (ADR)	27,600	48,576
CSN Mineracao SA	94,600	102,616
Embraer SA (a)	23,900	275,377
Iochpe Maxion SA	17,500	35,727
Itau Unibanco Holding SA	19,580	95,182
Itau Unibanco Holding SA (ADR)	311,200	1,711,600
Kepler Weber SA	79,800	107,259
Klabin SA	121,170	396,224
NU Holdings Ltd. - Class A (a)	81,500	834,560
Petroleo Brasileiro SA	161,800	1,157,405
Petroleo Brasileiro SA (ADR) (b)	18,400	263,856
Rede D'Or Sao Luiz SA	128,600	635,512
Sao Martinho SA	4,476	16,237
Suzano SA	53,100	492,620
Telefonica Brasil SA	88,000	768,436
TIM SA	23,200	73,180
Vale SA	85,000	844,571
Vale SA (ADR)	66,600	664,668
Vibra Energia SA	71,600	223,089
WEG SA	56,100	445,147
		11,273,676
Chile — 0.4%
Cencosud SA	313,672	957,989
Empresas CMPC SA	127,675	209,757
Enel Chile SA	1,982,663	130,376
SMU SA	886,179	164,256
		1,462,378
China — 30.5%
3SBio, Inc.	305,000	468,581
AAC Technologies Holdings, Inc.	129,500	789,272
Agricultural Bank of China Ltd. - Class H	119,000	71,437
Alibaba Group Holding Ltd.	784,900	13,014,146
Alibaba Health Information Technology Ltd. (a)	136,000	83,209
Aluminum Corp. of China Ltd. - Class A	49,600	51,161
Aluminum Corp. of China Ltd. - Class H	602,000	378,410
Andon Health Co. Ltd. - Class A	18,000	104,717
ANE Cayman, Inc. (a)	182,500	202,963
Anhui Conch Cement Co. Ltd. - Class H	191,501	541,424
Anhui Guangxin Agrochemical Co. Ltd. - Class A	12,180	19,668
Anker Innovations Technology Co. Ltd. - Class A	24,898	354,806
ANTA Sports Products Ltd.	35,200	388,637
BAIC Motor Corp. Ltd. - Class H	389,500	101,577
Baidu, Inc. - Class A (a)	124,600	1,437,997
Bank of Changsha Co. Ltd. - Class A	159,500	202,113
Bank of China Ltd. - Class H	2,241,000	1,356,088
Bank of Guiyang Co. Ltd. - Class A	465,600	378,395
Bank of Hangzhou Co. Ltd. - Class A	82,200	163,877
Bank of Jiangsu Co. Ltd. - Class A	144,700	189,713
Bank of Nanjing Co. Ltd. - Class A	68,500	97,589
Security Description	Shares	Value
China — (Continued)
Bank of Ningbo Co. Ltd. - Class A	27,400	$97,641
Baoshan Iron & Steel Co. Ltd. - Class A	52,600	52,284
BeiGene Ltd. (a)	41,500	875,839
BeiGene Ltd. - Class A (a)	13,984	462,713
Bilibili, Inc. - Class Z (a)	21,640	415,200
Binjiang Service Group Co. Ltd.	12,000	38,567
BOC Aviation Ltd.	77,500	606,536
BYD Co. Ltd. - Class A	10,200	531,503
BYD Co. Ltd. - Class H (b)	66,500	3,361,367
CGN New Energy Holdings Co. Ltd.	724,000	214,003
China Cinda Asset Management Co. Ltd. - Class H	963,000	136,440
China Conch Venture Holdings Ltd.	220,000	218,921
China Construction Bank Corp. - Class A	69,500	84,674
China Construction Bank Corp. - Class H	3,627,000	3,217,964
China East Education Holdings Ltd.	440,500	287,111
China Feihe Ltd.	480,000	362,580
China Foods Ltd.	156,000	60,743
China Hongqiao Group Ltd.	347,500	718,086
China International Marine Containers Group Co. Ltd. - Class A	201,450	244,508
China Mengniu Dairy Co. Ltd.	76,000	189,445
China Merchants Bank Co. Ltd. - Class A	123,800	739,050
China Merchants Bank Co. Ltd. - Class H	295,000	1,735,831
China Merchants Port Group Co. Ltd. - Class A	21,300	61,257
China Nonferrous Mining Corp. Ltd.	140,000	101,459
China Overseas Land & Investment Ltd.	259,500	467,075
China Pacific Insurance Group Co. Ltd. - Class A	19,700	87,499
China Pacific Insurance Group Co. Ltd. - Class H	267,800	845,381
China Petroleum & Chemical Corp. - Class H	64,000	33,729
China Reinsurance Group Corp. - Class H	1,061,000	131,218
China Resources Land Ltd.	354,500	1,184,314
China Resources Power Holdings Co. Ltd.	228,000	542,095
China State Construction Engineering Corp. Ltd. - Class A	188,500	136,869
China Tower Corp. Ltd. - Class H	115,500	155,578
CITIC Ltd.	36,000	44,409
Contemporary Amperex Technology Co. Ltd. - Class A	17,520	614,041
COSCO SHIPPING Holdings Co. Ltd. - Class A	114,120	229,184
COSCO SHIPPING Holdings Co. Ltd. - Class H	347,200	547,650
Dian Diagnostics Group Co. Ltd. - Class A	11,200	24,663
Dongfeng Motor Group Co. Ltd. - Class H	74,000	45,246
Dongyue Group Ltd.	38,000	44,594
Eastern Air Logistics Co. Ltd. - Class A	53,100	103,288
E-Commodities Holdings Ltd.	142,000	14,987
FinVolution Group (ADR)	35,000	337,050
Foxconn Industrial Internet Co. Ltd. - Class A	22,400	62,175
Full Truck Alliance Co. Ltd. (ADR)	9,500	121,315
Fuyao Glass Industry Group Co. Ltd. - Class H	21,200	151,659
Geely Automobile Holdings Ltd.	603,000	1,301,875
Goldcup Electric Apparatus Co. Ltd. - Class A	163,900	236,765
Goldwind Science & Technology Co. Ltd. - Class H	72,200	45,458
Great Wall Motor Co. Ltd. - Class H	45,146	79,130
Gree Electric Appliances, Inc. of Zhuhai - Class A	13,000	81,534
Guangdong Investment Ltd.	432,000	317,636
Guangdong Provincial Expressway Development Co. Ltd. - Class A	46,620	91,100
Guodian Nanjing Automation Co. Ltd. - Class A	125,280	125,367
Haier Smart Home Co. Ltd. - Class A	65,800	248,679
Haier Smart Home Co. Ltd. - Class H (b)	166,400	538,600
BHFTI-302

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Hansoh Pharmaceutical Group Co. Ltd. (144A)	44,000	$138,583
Harbin Electric Co. Ltd. - Class H	402,000	218,259
Hebei Yangyuan Zhihui Beverage Co. Ltd. - Class A	6,200	19,267
Hello Group, Inc. (ADR)	7,500	47,325
Hengan International Group Co. Ltd.	168,000	471,060
Hisense Home Appliances Group Co. Ltd. - Class A	26,100	107,155
Hisense Home Appliances Group Co. Ltd. - Class H (b)	67,000	224,981
Huadong Medicine Co. Ltd. - Class A	21,200	107,386
Huafon Chemical Co. Ltd. - Class A	104,100	111,726
Industrial & Commercial Bank of China Ltd. - Class H	2,239,000	1,599,730
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	167,100	126,591
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. - Class A	175,300	95,734
Intco Medical Technology Co. Ltd. - Class A	88,000	290,242
JD Logistics, Inc. (a)	68,700	111,870
JD.com, Inc. - Class A	145,104	2,994,440
Jiangsu Expressway Co. Ltd. - Class H	256,000	303,758
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	32,175
Jiangxi Ganyue Expressway Co. Ltd. - Class A	99,200	70,324
Jilin Yatai Group Co. Ltd. - Class A (a)	265,200	60,862
JNBY Design Ltd.	176,500	335,605
KE Holdings, Inc. (ADR)	17,800	357,602
Kingfa Sci & Tech Co. Ltd. - Class A	101,000	154,979
Kingsoft Corp. Ltd.	180,600	876,108
Kuaishou Technology (a)	128,800	910,079
Kunlun Energy Co. Ltd.	910,000	887,859
Lenovo Group Ltd.	882,000	1,197,237
Li Auto, Inc. - Class A (a)	31,600	402,084
Longfor Group Holdings Ltd. (b)	144,000	183,277
Lonking Holdings Ltd.	394,000	99,646
Luxshare Precision Industry Co. Ltd. - Class A	25,200	142,771
Meihua Holdings Group Co. Ltd. - Class A	32,900	46,957
Meituan - Class B (a) (b)	225,110	4,551,412
Midea Group Co. Ltd. - Class A	10,417	112,947
MINISO Group Holding Ltd.	13,200	61,454
MYS Group Co. Ltd. - Class A	149,800	71,149
Nanjing Iron & Steel Co. Ltd. - Class A	104,300	66,338
NetEase, Inc.	87,400	1,801,284
Newborn Town, Inc. (a)	136,000	103,753
Ningbo Boway Alloy Material Co. Ltd. - Class A	125,000	347,929
PDD Holdings, Inc. (ADR) (a)	26,000	3,077,100
PetroChina Co. Ltd. - Class H	1,564,000	1,267,390
PICC Property & Casualty Co. Ltd. - Class H	98,000	181,452
Ping An Insurance Group Co. of China Ltd. - Class A	80,900	576,759
Ping An Insurance Group Co. of China Ltd. - Class H (b)	423,000	2,523,751
Pop Mart International Group Ltd.	52,200	1,054,341
Power Construction Corp. of China Ltd. - Class A	288,200	190,531
Qifu Technology, Inc. (ADR)	21,400	961,074
Quzhou Xin'an Development Co. Ltd. - Class A (a)	514,200	220,504
Satellite Chemical Co. Ltd. - Class A	159,400	506,132
SF Holding Co. Ltd. - Class A	43,600	259,854
Shandong Bohui Paper Industrial Co. Ltd. - Class A	77,000	48,232
Shandong Nanshan Aluminum Co. Ltd. - Class A	263,000	138,414
Shandong Sun Paper Industry JSC Ltd. - Class A	27,400	55,615
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	28,000	71,662
Security Description	Shares	Value
China — (Continued)
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	653,000	$394,522
Shenzhen Desay Battery Technology Co. - Class A	118,400	374,967
Shenzhen Expressway Corp. Ltd. - Class A	72,800	112,404
Shenzhen Expressway Corp. Ltd. - Class H	156,000	127,549
Shenzhen International Holdings Ltd.	91,500	92,753
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	3,400	110,243
Shenzhen Tagen Group Co. Ltd. - Class A	549,200	285,400
Sinopec Engineering Group Co. Ltd. - Class H	216,500	153,413
Sinotruk Hong Kong Ltd.	289,500	786,411
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	197,100	172,929
Sumec Corp. Ltd. - Class A	99,300	140,775
Sunny Optical Technology Group Co. Ltd.	14,900	137,727
Tangshan Sanyou Chemical Industries Co. Ltd. - Class A	488,600	370,198
Tencent Holdings Ltd. (b)	307,900	19,623,244
Tencent Music Entertainment Group (ADR) (b)	33,800	487,058
Tian Di Science & Technology Co. Ltd. - Class A	55,200	48,850
Tianli International Holdings Ltd.	116,122	56,385
Tianshan Aluminum Group Co. Ltd. - Class A	55,400	67,978
Tingyi Cayman Islands Holding Corp.	125,876	211,318
Trip.com Group Ltd.	20,000	1,276,555
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	35,400	85,507
Vipshop Holdings Ltd. (ADR) (a)	45,800	718,144
Want Want China Holdings Ltd.	75,000	47,360
Weichai Power Co. Ltd. - Class A	67,800	153,795
Weilong Delicious Global Holdings Ltd.	118,200	231,228
Western Mining Co. Ltd. - Class A	140,800	331,643
WuXi AppTec Co. Ltd. - Class A	22,391	209,565
WuXi AppTec Co. Ltd. - Class H	98,700	885,219
Wuxi Biologics Cayman, Inc. (a)	122,500	426,587
Xiaomi Corp. - Class B (a)	859,000	5,455,285
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	100,200	210,354
XPeng, Inc. - Class A (a)	30,600	317,816
Xtep International Holdings Ltd.	548,000	359,092
Yealink Network Technology Corp. Ltd. - Class A	14,000	79,056
Yongjin Technology Group Co. Ltd.	80,400	224,445
Yum China Holdings, Inc.	31,500	1,639,890
Yunnan Aluminium Co. Ltd. - Class A	21,700	52,072
Yunnan Jianzhijia Health Chain Co. Ltd. - Class A	7,800	22,644
Yunnan Yuntianhua Co. Ltd. - Class A	92,200	290,984
Yutong Bus Co. Ltd. - Class A	132,100	483,619
Zhejiang Chint Electrics Co. Ltd. - Class A	11,700	38,013
Zhejiang Hailide New Material Co. Ltd. - Class A	115,900	81,868
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	172,000	191,352
Zhongsheng Group Holdings Ltd.	144,000	253,154
Zijin Mining Group Co. Ltd. - Class H	30,000	68,533
ZTE Corp. - Class H (b)	150,000	462,368
		113,524,686
Czech Republic — 0.2%
Komercni Banka AS	9,048	438,855
Moneta Money Bank AS	80,082	508,377
		947,232
Egypt — 0.0%
Eastern Co. SAE	241,085	158,718
BHFTI-303

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Greece — 0.6%
Eurobank Ergasias Services & Holdings SA - Class A	389,891	$1,049,806
National Bank of Greece SA	45,494	468,759
OPAP SA	32,897	654,368
Piraeus Financial Holdings SA	39,071	215,126
		2,388,059
Hong Kong — 0.3%
Orient Overseas International Ltd.	4,000	59,302
Sino Biopharmaceutical Ltd.	770,000	373,433
United Laboratories International Holdings Ltd.	28,000	53,015
Wasion Holdings Ltd.	128,000	135,440
WH Group Ltd.	437,500	402,285
		1,023,475
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	52,826	231,301
MOL Hungarian Oil & Gas PLC	6,973	54,922
		286,223
India — 17.7%
360 ONE WAM Ltd.	8,680	96,702
Adani Power Ltd. (a)	44,622	263,468
Alkem Laboratories Ltd.	3,006	170,656
Apollo Hospitals Enterprise Ltd.	9,301	718,123
Arvind Ltd.	32,580	120,209
Ashok Leyland Ltd.	287,022	681,256
Aster DM Healthcare Ltd.	32,182	178,907
Aurobindo Pharma Ltd. (a)	54,389	731,313
Axis Bank Ltd.	70,059	901,269
Bajaj Auto Ltd.	6,307	579,432
Bajaj Consumer Care Ltd. (a)	60,048	110,685
Bajaj Finance Ltd.	5,410	563,355
Bank of Baroda	21,884	58,469
Bharat Electronics Ltd.	119,074	416,140
Bharat Petroleum Corp. Ltd.	220,997	715,265
Bharti Airtel Ltd.	149,478	3,013,635
Biocon Ltd.	62,295	247,575
Bombay Burmah Trading Co.	6,950	141,908
CESC Ltd.	123,023	219,275
Chambal Fertilisers & Chemicals Ltd.	59,482	429,716
Chennai Petroleum Corp. Ltd.	11,492	82,086
Cipla Ltd.	13,734	231,002
Coal India Ltd.	194,796	900,999
Colgate-Palmolive India Ltd.	14,425	404,901
Divi's Laboratories Ltd.	7,042	474,826
Dr. Reddy's Laboratories Ltd.	67,786	903,912
EID Parry India Ltd. (a)	39,748	364,020
Emami Ltd.	14,819	100,428
Embassy Office Parks (REIT)	42,888	184,526
EPL Ltd.	67,033	157,594
Finolex Cables Ltd.	16,653	177,955
Force Motors Ltd.	1,573	165,270
Fortis Healthcare Ltd.	53,081	429,066
GAIL India Ltd.	351,500	745,785
General Insurance Corp. of India	33,353	162,471
GHCL Ltd.	14,709	105,423
Security Description	Shares	Value
India — (Continued)
Glenmark Pharmaceuticals Ltd.	16,852	$301,187
Godawari Power & Ispat Ltd.	52,826	111,186
Grasim Industries Ltd.	6,468	195,546
Great Eastern Shipping Co. Ltd.	23,450	253,920
Gujarat Pipavav Port Ltd.	115,327	185,480
Gujarat State Petronet Ltd.	38,471	130,606
HCL Technologies Ltd.	85,416	1,581,674
HDFC Asset Management Co. Ltd.	4,906	229,585
HDFC Bank Ltd.	168,155	3,576,400
HDFC Bank Ltd. (ADR)	20,500	1,362,020
Hero MotoCorp Ltd.	18,465	802,767
Hindalco Industries Ltd.	155,255	1,236,633
Hindustan Aeronautics Ltd.	19,620	955,412
Hindustan Unilever Ltd.	18,430	486,594
Hindustan Zinc Ltd.	12,500	67,241
ICICI Bank Ltd.	208,204	3,279,733
ICICI Bank Ltd. (ADR)	10,200	321,504
Indian Hotels Co. Ltd.	24,507	224,683
Indian Oil Corp. Ltd.	467,637	694,383
Indus Towers Ltd. (a)	239,040	926,365
Infosys Ltd.	8,037	146,843
Infosys Ltd. (ADR) (b)	186,700	3,407,275
InterGlobe Aviation Ltd. (a)	9,185	546,978
ITC Ltd.	181,024	868,071
Jindal Saw Ltd.	13,313	41,758
Jindal Stainless Ltd.	10,301	69,377
JSW Steel Ltd.	37,016	458,349
Karur Vysya Bank Ltd.	131,577	319,456
Kaveri Seed Co. Ltd.	16,027	236,156
KCP Ltd.	63,046	149,595
Kotak Mahindra Bank Ltd.	17,121	434,888
LG Balakrishnan & Bros Ltd.	3,207	44,996
LT Foods Ltd.	53,547	237,287
Lupin Ltd.	26,957	638,509
Mahindra & Mahindra Ltd.	64,187	1,992,416
Maruti Suzuki India Ltd.	658	88,374
Max Healthcare Institute Ltd.	32,438	418,908
Mphasis Ltd.	19,853	574,249
Muthoot Finance Ltd.	34,631	960,409
National Aluminium Co. Ltd.	169,586	344,687
Nava Ltd.	38,795	234,082
NMDC Ltd.	535,281	429,052
NTPC Ltd.	381,234	1,586,016
Oil & Natural Gas Corp. Ltd.	341,729	980,201
Oil India Ltd.	35,763	159,945
Oracle Financial Services Software Ltd.	6,576	598,522
Page Industries Ltd.	82	41,263
Petronet LNG Ltd.	219,018	747,510
Power Finance Corp. Ltd.	66,366	319,191
Power Grid Corp. of India Ltd.	410,900	1,389,058
PTC India Ltd.	54,244	102,900
Raymond Ltd.	4,867	80,043
REC Ltd.	83,031	413,923
Reliance Industries Ltd.	233,800	3,474,419
Reliance Infrastructure Ltd. (a)	90,800	273,025
Shriram Finance Ltd.	62,380	476,597
BHFTI-304

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
State Bank of India	119,560	$1,074,449
Sun Pharmaceutical Industries Ltd.	82,415	1,669,924
Sun TV Network Ltd.	13,748	103,322
Surya Roshni Ltd.	19,192	54,746
Tata Motors Ltd.	132,640	1,042,238
Tech Mahindra Ltd.	60,400	993,419
Triveni Turbine Ltd.	32,328	210,801
UltraTech Cement Ltd.	914	122,194
United Spirits Ltd.	15,835	259,947
UPL Ltd.	73,961	548,937
UPL Ltd. (a)	7,786	39,453
Varun Beverages Ltd.	61,912	390,765
Vedanta Ltd.	204,405	1,099,799
Welspun Corp. Ltd.	40,204	405,114
Wipro Ltd.	369,132	1,125,964
Zensar Technologies Ltd.	36,368	299,402
Zomato Ltd. (a)	67,723	158,746
Zydus Lifesciences Ltd.	9,527	98,488
		65,852,577
Indonesia — 1.1%
Alamtri Resources Indonesia Tbk. PT	2,424,800	268,975
Astra International Tbk. PT	3,576,500	1,059,454
Bank Central Asia Tbk. PT	1,065,500	542,647
Bank Mandiri Persero Tbk. PT (a)	2,387,900	747,553
Bank Rakyat Indonesia Persero Tbk. PT	2,450,300	592,656
Indofood Sukses Makmur Tbk. PT	1,182,000	504,526
Perusahaan Gas Negara Tbk. PT	1,487,000	138,960
Saratoga Investama Sedaya Tbk. PT	815,700	78,612
United Tractors Tbk. PT	114,000	161,535
		4,094,918
Kuwait — 0.6%
Ali Alghanim Sons Automotive Co. KSCC	24,539	104,284
Boursa Kuwait Securities Co. KPSC	22,721	210,780
Commercial Real Estate Co. KSC	328,638	175,780
Gulf Cables & Electrical Industries Group Co. KSCP	25,798	167,321
Kuwait Finance House KSCP	194,488	500,674
Kuwait Telecommunications Co.	54,984	100,425
Mezzan Holding Co. KSCC	16,055	46,121
National Bank of Kuwait SAKP	163,098	554,478
National Industries Group Holding SAK	114,520	96,212
National Investments Co. KSCP	231,426	190,122
		2,146,197
Malaysia — 1.1%
Aeon Co. M Bhd.	311,700	96,753
Alliance Bank Malaysia Bhd.	227,900	236,842
AMMB Holdings Bhd.	268,654	338,219
CIMB Group Holdings Bhd.	781,423	1,229,799
Eco World Development Group Bhd.	130,000	57,481
KPJ Healthcare Bhd.	630,100	376,382
Malayan Banking Bhd.	556,267	1,268,035
Ta Ann Holdings Bhd.	82,800	73,139
Tenaga Nasional Bhd.	34,000	102,539
United Plantations Bhd.	46,950	236,220
Security Description	Shares	Value
Malaysia — (Continued)
YTL Corp. Bhd.	152,800	$68,170
		4,083,579
Mexico — 1.8%
Arca Continental SAB de CV	97,100	1,015,340
Banco del Bajio SA	169,900	370,111
Cemex SAB de CV (ADR)	46,400	260,304
Coca-Cola Femsa SAB de CV	65,600	602,003
FIBRA Macquarie Mexico (REIT)	68,000	100,516
Fibra Uno Administracion SA de CV (REIT)	607,800	709,835
Fomento Economico Mexicano SAB de CV	49,200	478,837
Gruma SAB de CV - Class B	25,515	458,695
Grupo Financiero Banorte SAB de CV - Class O	142,100	986,565
Grupo Mexico SAB de CV - Series B	160,300	800,854
Kimberly-Clark de Mexico SAB de CV - Class A	74,000	121,245
Promotora y Operadora de Infraestructura SAB de CV	45,155	454,937
Regional SAB de CV	45,500	289,393
		6,648,635
Monaco — 0.0%
Costamare, Inc.	6,453	63,498
Peru — 0.2%
Credicorp Ltd.	3,800	707,408
Intercorp Financial Services, Inc.	3,900	129,207
		836,615
Philippines — 0.4%
DMCI Holdings, Inc.	814,200	163,309
GT Capital Holdings, Inc.	16,180	144,150
International Container Terminal Services, Inc.	95,900	595,334
Metropolitan Bank & Trust Co.	186,980	238,693
PLDT, Inc.	4,720	104,845
Semirara Mining & Power Corp.	195,600	120,459
		1,366,790
Poland — 0.8%
Asseco Poland SA	2,129	87,223
Bank Handlowy w Warszawie SA	8,836	266,316
Bank Polska Kasa Opieki SA	14,790	676,952
Cyfrowy Polsat SA (a)	25,028	98,293
KRUK SA	870	85,290
Powszechna Kasa Oszczednosci Bank Polski SA	76,170	1,488,661
Santander Bank Polska SA	1,397	201,177
		2,903,912
Qatar — 0.7%
Gulf International Services QSC	177,880	150,333
Ooredoo QPSC	181,271	586,650
Qatar Islamic Bank QPSC	117,758	666,779
Qatar National Bank QPSC	288,227	1,266,509
Vodafone Qatar QSC	183,583	99,088
		2,769,359
BHFTI-305

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Russia — 0.0%
Gazprom PJSC (a) (c) (d)	595,658	$0
LUKOIL PJSC (a) (c) (d)	28,706	0
Mobile TeleSystems PJSC (a) (c) (d)	253,200	0
Novolipetsk Steel PJSC (GDR) (a) (c) (d)	19,696	0
PhosAgro PJSC (a) (c) (d)	287	0
PhosAgro PJSC (GDR) (a) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (a) (c) (d)	77,745	0
Sberbank of Russia PJSC † (a) (c) (d)	879,480	0
Severstal PAO (GDR) (a) (c) (d)	30,364	0
		0
Saudi Arabia — 4.0%
Al Babtain Power & Telecommunication Co.	30,296	371,481
Al Rajhi Bank	86,030	2,337,811
Alinma Bank	121,531	992,286
Almunajem Foods Co.	4,233	99,156
Arab National Bank	173,498	1,067,974
Arriyadh Development Co.	20,123	177,825
Banque Saudi Fransi	160,126	791,067
East Pipes Integrated Co. for Industry	2,474	98,499
Etihad Etisalat Co.	64,798	1,052,978
Mobile Telecommunications Co. Saudi Arabia	43,314	129,953
Mouwasat Medical Services Co.	16	321
Riyad Bank	141,817	1,242,431
Riyadh Cables Group Co.	9,326	315,810
Riyadh Cement Co.	17,263	168,919
SABIC Agri-Nutrients Co.	32,319	910,221
Saudi Arabian Mining Co. (a)	5,664	69,699
Saudi Arabian Oil Co.	157,150	1,118,838
Saudi Awwal Bank	60,131	598,258
Saudi Investment Bank	100,562	389,897
Saudi National Bank	100,307	957,894
Saudi Telecom Co.	157,533	1,898,531
United Electronics Co.	244	6,126
		14,795,975
South Africa — 2.9%
Capitec Bank Holdings Ltd.	990	168,193
Clicks Group Ltd.	8,032	148,753
FirstRand Ltd.	88,275	346,556
Gold Fields Ltd.	12,575	277,741
Harmony Gold Mining Co. Ltd.	66,781	978,871
Investec Ltd.	52,052	323,897
Kumba Iron Ore Ltd. (b)	15,599	265,531
Life Healthcare Group Holdings Ltd.	140,813	106,184
Momentum Group Ltd.	212,951	362,867
Naspers Ltd. - N Shares	8,701	2,161,406
Nedbank Group Ltd.	67,020	942,632
Netcare Ltd.	111,542	80,146
Old Mutual Ltd.	483,946	314,350
Omnia Holdings Ltd.	54,290	199,426
Pan African Resources PLC (b)	180,819	101,522
Resilient REIT Ltd. (REIT)	61,388	190,352
Sanlam Ltd.	122,289	550,316
Shoprite Holdings Ltd.	53,557	797,021
Standard Bank Group Ltd.	117,840	1,541,886
Security Description	Shares	Value
South Africa — (Continued)
Sun International Ltd.	43,484	$98,330
Telkom SA SOC Ltd. (a)	20,335	41,264
Truworths International Ltd.	24,427	96,171
Vodacom Group Ltd.	65,995	451,165
Wilson Bayly Holmes-Ovcon Ltd.	12,471	123,357
		10,667,937
South Korea — 8.9%
Alteogen, Inc. (a)	1,217	297,654
BNK Financial Group, Inc.	12,469	87,218
Celltrion, Inc.	1,502	173,501
Chong Kun Dang Pharmaceutical Corp.	61	3,235
Coway Co. Ltd.	13,473	743,233
DB Insurance Co. Ltd.	661	39,895
Doosan Bobcat, Inc.	4,155	142,270
DoubleUGames Co. Ltd.	6,654	225,993
Hana Financial Group, Inc.	31,383	1,277,186
Hankook Tire & Technology Co. Ltd.	22,407	603,839
HD Hyundai Co. Ltd.	4,764	235,508
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,041	142,887
HMM Co. Ltd.	28,025	373,700
Hyundai Glovis Co. Ltd.	10,418	798,956
Hyundai Mobis Co. Ltd.	6,916	1,230,175
Hyundai Motor Co.	819	110,510
Kangwon Land, Inc. (a)	31,606	359,558
KB Financial Group, Inc.	28,725	1,544,030
KCC Corp.	993	171,733
Kia Corp.	19,984	1,261,942
Korea Electric Power Corp.	23,816	352,883
Korea Electric Terminal Co. Ltd.	3,601	164,419
Korea Investment Holdings Co. Ltd.	9,182	458,137
Korean Air Lines Co. Ltd.	53,991	785,258
Krafton, Inc. (a)	262	59,768
KT&G Corp.	10,867	749,629
LG Corp.	663	29,306
LS Corp.	802	57,967
Meritz Financial Group, Inc.	6,875	572,991
Mirae Asset Securities Co. Ltd.	82,816	518,829
NAVER Corp.	6,437	839,781
NH Investment & Securities Co. Ltd.	28,951	276,815
NICE Information Service Co. Ltd.	28,564	226,745
Orion Holdings Corp.	3,874	42,282
POSCO Holdings, Inc.	961	183,507
Samsung Card Co. Ltd.	7,741	211,388
Samsung Electro-Mechanics Co. Ltd.	4,469	395,224
Samsung Electronics Co. Ltd.	221,651	8,777,764
Samsung Fire & Marine Insurance Co. Ltd.	2,858	698,976
Samsung Life Insurance Co. Ltd.	1,701	96,384
Samsung Securities Co. Ltd.	11,286	349,375
Shinhan Financial Group Co. Ltd.	37,920	1,210,800
SK Hynix, Inc.	30,498	4,044,407
SK Square Co. Ltd. (a)	7,973	513,538
SK Telecom Co. Ltd.	21,738	819,799
Woori Financial Group, Inc.	59,526	666,516
Youngone Corp.	1,598	53,602
		32,979,113
BHFTI-306

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — 16.8%
Acter Group Corp. Ltd.	28,000	$299,206
Advancetek Enterprise Co. Ltd.	68,000	167,564
Arcadyan Technology Corp.	18,000	122,683
ASE Technology Holding Co. Ltd.	289,000	1,266,402
Asia Cement Corp.	98,000	138,291
Asustek Computer, Inc.	70,000	1,292,333
Cathay Financial Holding Co. Ltd.	806,703	1,497,429
Compal Electronics, Inc.	836,000	807,572
CTBC Financial Holding Co. Ltd.	1,380,000	1,645,709
Delta Electronics, Inc.	150,000	1,653,412
Depo Auto Parts Ind Co. Ltd.	37,000	215,822
E.Sun Financial Holding Co. Ltd.	385,000	334,180
Elite Material Co. Ltd.	8,000	134,133
Eva Airways Corp.	662,000	812,486
Evergreen Marine Corp. Taiwan Ltd.	33,800	225,479
Far Eastern New Century Corp.	482,000	478,525
Far EasTone Telecommunications Co. Ltd.	16,000	44,531
First Financial Holding Co. Ltd.	849,396	693,877
Fitipower Integrated Technology, Inc.	12,000	70,647
FSP Technology, Inc.	76,000	134,134
Fubon Financial Holding Co. Ltd.	641,312	1,652,553
Fusheng Precision Co. Ltd.	17,000	179,023
Hon Hai Precision Industry Co. Ltd.	712,000	3,181,528
Huaku Development Co. Ltd.	4,600	15,243
KGI Financial Holding Co. Ltd.	1,645,000	855,002
Kindom Development Co. Ltd.	46,100	74,060
Kung Long Batteries Industrial Co. Ltd.	7,000	31,679
Largan Precision Co. Ltd.	5,000	357,701
Lite-On Technology Corp.	189,000	521,030
Makalot Industrial Co. Ltd.	420	3,885
MediaTek, Inc.	87,000	3,668,525
Merry Electronics Co. Ltd.	1,524	5,555
Namchow Holdings Co. Ltd.	66,000	94,444
Nan Pao Resins Chemical Co. Ltd.	18,000	196,809
Nien Made Enterprise Co. Ltd.	19,000	227,493
Novatek Microelectronics Corp.	37,000	610,629
Pixart Imaging, Inc.	16,000	108,713
Posiflex Technology, Inc.	17,000	138,842
Pou Chen Corp.	662,000	707,086
President Chain Store Corp.	19,000	143,827
Primax Electronics Ltd.	76,000	191,071
Quanta Computer, Inc.	29,000	199,011
Radiant Opto-Electronics Corp.	25,000	135,836
Realtek Semiconductor Corp.	69,000	1,094,574
Sercomm Corp.	53,000	187,849
Shinkong Insurance Co. Ltd.	47,000	157,419
Sinon Corp.	83,000	105,030
Sinyi Realty, Inc.	61,000	53,001
Syncmold Enterprise Corp.	58,000	165,018
Taiwan FU Hsing Industrial Co. Ltd.	100,000	156,532
Taiwan Hon Chuan Enterprise Co. Ltd.	43,779	194,344
Taiwan Paiho Ltd.	75,000	143,119
Taiwan Semiconductor Manufacturing Co. Ltd.	1,159,000	32,310,378
Tung Ho Steel Enterprise Corp.	60,000	128,722
Uni-President Enterprises Corp.	167,000	406,392
Voltronic Power Technology Corp.	9,000	416,587
Security Description	Shares	Value
Taiwan — (Continued)
Wan Hai Lines Ltd.	35,671	$84,162
Wisdom Marine Lines Co. Ltd.	20,000	42,545
Yang Ming Marine Transport Corp.	153,123	344,191
Yuanta Financial Holding Co. Ltd.	1,179,204	1,191,612
		62,515,435
Thailand — 1.2%
Charoen Pokphand Foods PCL (NVDR)	773,700	544,626
CP ALL PCL (NVDR)	26,600	38,851
Delta Electronics Thailand PCL (NVDR)	16,300	32,119
Kasikornbank PCL (NVDR)	187,200	895,045
PTG Energy PCL (NVDR)	269,300	54,340
PTT PCL (NVDR)	1,058,500	999,331
SCB X PCL (NVDR)	99,200	359,803
Siam City Cement PCL (NVDR)	13,900	65,227
SPCG PCL	70,100	15,091
Thanachart Capital PCL	27,000	39,630
Tisco Financial Group PCL (NVDR)	259,800	758,536
TMBThanachart Bank PCL	11,938,500	691,538
		4,494,137
Turkey — 0.7%
AG Anadolu Grubu Holding AS	10,512	81,689
Akbank TAS	249,703	343,418
Aselsan Elektronik Sanayi Ve Ticaret AS	124,517	393,086
BIM Birlesik Magazalar AS	49,069	591,882
Logo Yazilim Sanayi Ve Ticaret AS	16,146	51,895
Migros Ticaret AS	24,016	313,146
Turk Telekomunikasyon AS (a)	32,498	42,000
Turkcell Iletisim Hizmetleri AS	92,074	232,212
Turkiye Garanti Bankasi AS (b)	103,574	321,706
Turkiye Is Bankasi AS - Class C	603,052	194,617
		2,565,651
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	251,327	746,325
Abu Dhabi Islamic Bank PJSC	206,407	902,023
Aldar Properties PJSC	63,785	146,317
Dubai Islamic Bank PJSC	258,939	505,410
Emaar Development PJSC	101,270	338,079
Emaar Properties PJSC	512,799	1,868,191
Emirates NBD Bank PJSC	217,869	1,199,219
First Abu Dhabi Bank PJSC	31,004	116,554
TECOM Group PJSC	49,500	41,669
		5,863,787
United Kingdom — 0.2%
Anglogold Ashanti PLC	22,361	843,055
United States — 0.4%
JBS SA	146,100	1,052,523
BHFTI-307

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Titan Cement International SA	7,657	$351,972
		1,404,495
Total Common Stocks (Cost $324,787,699)		357,960,112

Preferred Stocks—1.6%
Brazil — 1.1%
Cia Energetica de Minas Gerais	461,303	829,407
Itau Unibanco Holding SA	34,030	187,311
Itausa SA	675,551	1,118,726
Marcopolo SA	256,500	275,089
Petroleo Brasileiro SA	266,800	1,737,383
Petroleo Brasileiro SA (ADR)	5,800	75,632
		4,223,548
Chile — 0.1%
Embotelladora Andina SA	94,164	352,047
Colombia — 0.1%
Bancolombia SA	14,973	150,876
South Korea — 0.3%
Samsung Electronics Co. Ltd.	35,818	1,158,603
Total Preferred Stocks (Cost $5,805,722)		5,885,074

Rights—0.0%
Brazil — 0.0%
Itausa SA (a) (Cost $0)	9,300	4,873

Short-Term Investments—2.3%
Mutual Funds — 2.3%
Invesco Treasury Portfolio, Institutional Class 4.250% (e)	8,676,808	8,676,808
Total Short-Term Investments (Cost $8,676,808)		8,676,808

Securities Lending Reinvestments (f)—1.2%
Time Deposit — 0.0%
First Abu Dhabi Bank USA NV 4.320%, 04/01/25	101,070	101,070

Repurchase Agreements — 0.1%
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $102,012	100,000	100,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $102,012	100,000	$100,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $200,025; collateralized by various Common Stock with an aggregate market value of $220,027	200,000	200,000
		400,000

Mutual Funds — 1.1%
AB Government Money Market Portfolio, Institutional Class, 4.200% (e)	125,000	125,000
Allspring Government Money Market Fund, Select Class, 4.270% (e)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	700,000	700,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	200,000	200,000
		4,025,000
Total Securities Lending Reinvestments (Cost $4,526,070)		4,526,070
Total Investments—101.3% (Cost $343,796,299)		377,052,937
Other assets and liabilities (net)—(1.3)%		(5,015,051)
Net Assets—100.0%		$372,037,886

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $5,854,997 and the collateral received consisted of cash in the amount of $4,526,070 and non-cash collateral with a value of $1,583,216. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of
BHFTI-308

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$138,583, which is 0.0% of net assets.

Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Banks	18.0
Semiconductors & Semiconductor Equipment	11.6
Interactive Media & Services	6.3
Broadline Retail	5.9
Technology Hardware, Storage & Peripherals	5.3
Oil, Gas & Consumable Fuels	4.2
Metals & Mining	3.3
Automobiles	3.2
Insurance	3.1
Hotels, Restaurants & Leisure	2.5

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index E-Mini Futures	06/20/25	161	USD	8,941,940	$(183,869)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$11,273,676	$—	$—	$11,273,676
Chile	1,462,378	—	—	1,462,378
China	7,746,558	105,778,128	—	113,524,686
Czech Republic	—	947,232	—	947,232
Egypt	—	158,718	—	158,718
Greece	—	2,388,059	—	2,388,059
Hong Kong	—	1,023,475	—	1,023,475
Hungary	—	286,223	—	286,223
India	5,130,252	60,722,325	—	65,852,577
Indonesia	—	4,094,918	—	4,094,918
Kuwait	—	2,146,197	—	2,146,197
Malaysia	—	4,083,579	—	4,083,579
Mexico	6,648,635	—	—	6,648,635
BHFTI-309

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Monaco	$63,498	$—	$—	$63,498
Peru	836,615	—	—	836,615
Philippines	—	1,366,790	—	1,366,790
Poland	—	2,903,912	—	2,903,912
Qatar	—	2,769,359	—	2,769,359
Russia	—	—	0	0
Saudi Arabia	—	14,795,975	—	14,795,975
South Africa	—	10,667,937	—	10,667,937
South Korea	—	32,979,113	—	32,979,113
Taiwan	—	62,515,435	—	62,515,435
Thailand	—	4,494,137	—	4,494,137
Turkey	—	2,565,651	—	2,565,651
United Arab Emirates	—	5,863,787	—	5,863,787
United Kingdom	—	843,055	—	843,055
United States	1,052,523	351,972	—	1,404,495
Total Common Stocks	34,214,135	323,745,977	0	357,960,112
Preferred Stocks
Brazil	4,223,548	—	—	4,223,548
Chile	352,047	—	—	352,047
Colombia	150,876	—	—	150,876
South Korea	—	1,158,603	—	1,158,603
Total Preferred Stocks	4,726,471	1,158,603	—	5,885,074
Total Rights*	4,873	—	—	4,873
Total Short-Term Investments*	8,676,808	—	—	8,676,808
Securities Lending Reinvestments
Time Deposit	—	101,070	—	101,070
Repurchase Agreements	—	400,000	—	400,000
Mutual Funds	4,025,000	—	—	4,025,000
Total Securities Lending Reinvestments	4,025,000	501,070	—	4,526,070
Total Investments	$51,647,287	$325,405,650	$0	$377,052,937
Collateral for Securities Loaned (Liability)	$—	$(4,526,070)	$—	$(4,526,070)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(183,869)	$—	$—	$(183,869)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-310

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Brazil — 3.0%
Ambev SA (ADR)	755,200	$1,759,616
B3 SA - Brasil Bolsa Balcao	150,800	320,815
BB Seguridade Participacoes SA	201,000	1,419,499
BRF SA	57,500	198,302
Cia De Sanena Do Parana	104,600	494,547
CSN Mineracao SA	193,500	209,897
Embraer SA (a)	46,900	540,384
Itau Unibanco Holding SA	39,490	191,967
Itau Unibanco Holding SA (ADR)	636,340	3,499,870
Kepler Weber SA	161,600	217,205
Klabin SA	241,100	788,393
NU Holdings Ltd. - Class A (a)	167,000	1,710,080
Petroleo Brasileiro SA	324,800	2,323,395
Petroleo Brasileiro SA (ADR)	36,600	524,844
Rede D'Or Sao Luiz SA	275,600	1,361,954
Suzano SA	104,900	973,180
Telefonica Brasil SA	186,400	1,627,687
TIM SA	36,300	114,502
Vale SA	173,700	1,725,905
Vale SA (ADR)	135,100	1,348,298
Vibra Energia SA	134,600	419,383
WEG SA	105,800	839,510
		22,609,233
Chile — 0.4%
Cencosud SA	636,362	1,943,520
Empresas CMPC SA	235,939	387,624
Enel Chile SA	3,984,364	262,005
SMU SA	1,719,462	318,707
		2,911,856
China — 30.5%
3SBio, Inc.	743,000	1,141,494
AAC Technologies Holdings, Inc.	252,500	1,538,929
Agricultural Bank of China Ltd. - Class H	235,000	141,073
Alibaba Group Holding Ltd.	1,586,400	26,303,531
Alibaba Health Information Technology Ltd. (a)	268,000	163,971
Aluminum Corp. of China Ltd. - Class A	81,500	84,065
Aluminum Corp. of China Ltd. - Class H	1,174,000	737,962
Andon Health Co. Ltd. - Class A	35,400	205,943
ANE Cayman, Inc. (a)	361,500	402,034
Anhui Conch Cement Co. Ltd. - Class H	383,000	1,082,841
Anker Innovations Technology Co. Ltd. - Class A	49,122	700,007
ANTA Sports Products Ltd.	68,200	752,984
BAIC Motor Corp. Ltd. - Class H	769,000	200,545
Baidu, Inc. - Class A (a)	255,900	2,953,318
Bank of Changsha Co. Ltd. - Class A	320,400	406,000
Bank of China Ltd. - Class H	4,499,000	2,722,463
Bank of Guiyang Co. Ltd. - Class A	935,700	760,447
Bank of Hangzhou Co. Ltd. - Class A	160,600	320,178
Bank of Jiangsu Co. Ltd. - Class A	290,800	381,262
Bank of Nanjing Co. Ltd. - Class A	134,602	191,761
Bank of Ningbo Co. Ltd. - Class A	58,000	206,686
Baoshan Iron & Steel Co. Ltd. - Class A	105,900	105,264
BeiGene Ltd. (a)	89,100	1,880,416
BeiGene Ltd. - Class A (a)	27,250	901,668
Security Description	Shares	Value
China — (Continued)
Bilibili, Inc. - Class Z (a)	42,480	$815,050
Binjiang Service Group Co. Ltd.	23,500	75,528
BOC Aviation Ltd.	154,500	1,209,159
BYD Co. Ltd. - Class A	21,400	1,115,113
BYD Co. Ltd. - Class H	133,000	6,722,733
CGN New Energy Holdings Co. Ltd.	1,428,000	422,094
China Cinda Asset Management Co. Ltd. - Class H	1,950,000	276,281
China Conch Venture Holdings Ltd.	434,500	432,369
China Construction Bank Corp. - Class A	131,200	159,845
China Construction Bank Corp. - Class H	7,376,000	6,544,169
China East Education Holdings Ltd. (b)	1,079,500	703,601
China Feihe Ltd.	964,000	728,181
China Foods Ltd.	310,000	120,707
China Hongqiao Group Ltd.	686,000	1,417,574
China International Marine Containers Group Co. Ltd. - Class A	407,200	494,236
China Mengniu Dairy Co. Ltd.	154,000	383,876
China Merchants Bank Co. Ltd. - Class A	244,600	1,460,192
China Merchants Bank Co. Ltd. - Class H	599,500	3,527,562
China Merchants Port Group Co. Ltd. - Class A	42,100	121,076
China Nonferrous Mining Corp. Ltd.	284,000	205,817
China Overseas Land & Investment Ltd.	520,500	936,849
China Pacific Insurance Group Co. Ltd. - Class A	41,300	183,437
China Pacific Insurance Group Co. Ltd. - Class H	535,400	1,690,130
China Petroleum & Chemical Corp. - Class H	128,000	67,458
China Reinsurance Group Corp. - Class H	2,083,000	257,612
China Resources Land Ltd.	727,000	2,428,763
China Resources Power Holdings Co. Ltd.	476,000	1,131,743
China State Construction Engineering Corp. Ltd. - Class A	363,200	263,717
China Tower Corp. Ltd. - Class H	280,100	377,293
CITIC Ltd.	71,000	87,584
Contemporary Amperex Technology Co. Ltd. - Class A	38,200	1,338,834
COSCO SHIPPING Holdings Co. Ltd. - Class A	224,770	451,399
COSCO SHIPPING Holdings Co. Ltd. - Class H	676,500	1,067,065
Dongfeng Motor Group Co. Ltd. - Class H	146,000	89,268
Dongyue Group Ltd.	75,000	88,015
Eastern Air Logistics Co. Ltd. - Class A	107,700	209,494
FinVolution Group (ADR)	67,500	650,025
Foxconn Industrial Internet Co. Ltd. - Class A	41,900	116,301
Full Truck Alliance Co. Ltd. (ADR)	19,100	243,907
Fuyao Glass Industry Group Co. Ltd. - Class H	42,400	303,319
Geely Automobile Holdings Ltd.	1,267,000	2,735,449
Goldcup Electric Apparatus Co. Ltd. - Class A	332,700	480,608
Goldwind Science & Technology Co. Ltd. - Class H	142,600	89,782
Great Wall Motor Co. Ltd. - Class H	95,500	167,387
Gree Electric Appliances, Inc. of Zhuhai - Class A	27,700	173,730
Guangdong Investment Ltd.	868,000	638,212
Guangdong Provincial Expressway Development Co. Ltd. - Class A	93,600	182,903
Guodian Nanjing Automation Co. Ltd. - Class A	252,780	252,956
Haier Smart Home Co. Ltd. - Class A	135,300	511,341
Haier Smart Home Co. Ltd. - Class H	336,000	1,087,558
Hansoh Pharmaceutical Group Co. Ltd. (144A)	84,000	264,568
Harbin Electric Co. Ltd. - Class H	808,000	438,690
Hello Group, Inc. (ADR)	15,200	95,912
Hengan International Group Co. Ltd.	334,000	936,512
Hisense Home Appliances Group Co. Ltd. - Class A	48,900	200,761
Hisense Home Appliances Group Co. Ltd. - Class H (b)	136,000	456,677
BHFTI-311

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Huadong Medicine Co. Ltd. - Class A	40,000	$202,615
Huafon Chemical Co. Ltd. - Class A	209,000	224,311
Industrial & Commercial Bank of China Ltd. - Class H	4,495,000	3,211,606
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	338,700	256,591
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. - Class A	355,600	194,199
Intco Medical Technology Co. Ltd. - Class A	172,720	569,667
JD Logistics, Inc. (a)	135,600	220,809
JD.com, Inc. - Class A	295,550	6,099,120
Jiangsu Expressway Co. Ltd. - Class H	510,000	605,143
Jiangxi Ganyue Expressway Co. Ltd. - Class A	200,100	141,852
Jilin Yatai Group Co. Ltd. - Class A (a)	561,600	128,885
JNBY Design Ltd.	354,500	674,061
KE Holdings, Inc. (ADR)	36,300	729,267
Kingfa Sci & Tech Co. Ltd. - Class A	199,400	305,968
Kingsoft Corp. Ltd.	357,800	1,735,722
Kuaishou Technology (a)	262,600	1,855,487
Kunlun Energy Co. Ltd.	1,864,000	1,818,646
Lenovo Group Ltd.	1,766,000	2,397,190
Li Auto, Inc. - Class A (a)	59,700	759,633
Longfor Group Holdings Ltd.	267,000	339,826
Lonking Holdings Ltd.	464,000	117,350
Luxshare Precision Industry Co. Ltd. - Class A	49,900	282,708
Meituan - Class B (a)	454,500	9,189,359
Midea Group Co. Ltd. - Class A	19,300	209,261
MINISO Group Holding Ltd.	26,600	123,840
MYS Group Co. Ltd. - Class A	295,800	140,494
Nanjing Iron & Steel Co. Ltd. - Class A	210,000	133,566
NetEase, Inc.	175,400	3,614,934
Newborn Town, Inc. (a)	318,000	242,598
Ningbo Boway Alloy Material Co. Ltd. - Class A	244,100	679,436
PDD Holdings, Inc. (ADR) (a)	51,200	6,059,520
PetroChina Co. Ltd. - Class H	3,160,000	2,560,712
PICC Property & Casualty Co. Ltd. - Class H	206,000	381,420
Ping An Insurance Group Co. of China Ltd. - Class A	160,600	1,144,962
Ping An Insurance Group Co. of China Ltd. - Class H	857,500	5,116,115
Pop Mart International Group Ltd.	106,000	2,141,000
Power Construction Corp. of China Ltd. - Class A	551,100	364,336
Qifu Technology, Inc. (ADR)	44,800	2,011,968
Quzhou Xin'an Development Co. Ltd. - Class A (a)	1,033,300	443,110
Satellite Chemical Co. Ltd. - Class A	316,400	1,004,644
SF Holding Co. Ltd. - Class A	89,600	534,013
Shandong Bohui Paper Industrial Co. Ltd. - Class A	158,700	99,408
Shandong Nanshan Aluminum Co. Ltd. - Class A	516,300	271,724
Shandong Sun Paper Industry JSC Ltd. - Class A	50,125	101,740
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	55,500	142,045
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	1,358,220	820,594
Shenzhen Desay Battery Technology Co. - Class A	238,400	755,001
Shenzhen Expressway Corp. Ltd. - Class A	144,100	222,492
Shenzhen Expressway Corp. Ltd. - Class H	312,000	255,098
Shenzhen International Holdings Ltd.	184,000	186,519
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	6,200	201,031
Shenzhen Tagen Group Co. Ltd. - Class A	1,116,200	580,050
Sinopec Engineering Group Co. Ltd. - Class H	445,500	315,684
Sinotruk Hong Kong Ltd.	587,500	1,595,913
Security Description	Shares	Value
China — (Continued)
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	396,400	$347,788
Sumec Corp. Ltd. - Class A	196,100	278,005
Sunny Optical Technology Group Co. Ltd.	29,600	273,605
Tangshan Sanyou Chemical Industries Co. Ltd. - Class A	971,900	736,381
Tencent Holdings Ltd.	623,500	39,737,229
Tencent Music Entertainment Group (ADR)	63,200	910,712
Tian Di Science & Technology Co. Ltd. - Class A	109,000	96,462
Tianli International Holdings Ltd.	226,000	109,738
Tianshan Aluminum Group Co. Ltd. - Class A	111,300	136,570
Tingyi Cayman Islands Holding Corp.	244,000	409,622
Trip.com Group Ltd.	39,350	2,511,622
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	70,800	171,014
Vipshop Holdings Ltd. (ADR) (a)	97,200	1,524,096
Want Want China Holdings Ltd.	150,000	94,720
Weichai Power Co. Ltd. - Class A	138,300	313,715
Weilong Delicious Global Holdings Ltd. (b)	232,000	453,849
Western Mining Co. Ltd. - Class A	269,500	634,786
WuXi AppTec Co. Ltd. - Class A	44,700	418,363
WuXi AppTec Co. Ltd. - Class H (b)	197,600	1,772,232
Wuxi Biologics Cayman, Inc. (a)	242,000	842,727
Xiaomi Corp. - Class B (a)	1,733,600	11,009,641
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	196,700	412,941
XPeng, Inc. - Class A (a)	60,400	627,324
Xtep International Holdings Ltd.	1,001,500	656,261
Yealink Network Technology Corp. Ltd. - Class A	29,900	168,841
Yongjin Technology Group Co. Ltd.	157,800	440,515
Yum China Holdings, Inc.	65,800	3,425,548
Yunnan Aluminium Co. Ltd. - Class A	42,800	102,705
Yunnan Yuntianhua Co. Ltd. - Class A	188,300	594,277
Yutong Bus Co. Ltd. - Class A	266,800	976,757
Zhejiang Chint Electrics Co. Ltd. - Class A	23,100	75,052
Zhejiang Hailide New Material Co. Ltd. - Class A	235,600	166,419
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	346,600	385,597
Zhongsheng Group Holdings Ltd.	305,000	536,195
Zijin Mining Group Co. Ltd. - Class H	56,000	127,927
ZTE Corp. - Class H	292,400	901,310
		228,809,053
Czech Republic — 0.2%
Komercni Banka AS	18,052	875,576
Moneta Money Bank AS	158,216	1,004,387
		1,879,963
Greece — 0.6%
Eurobank Ergasias Services & Holdings SA - Class A	782,739	2,107,575
National Bank of Greece SA	88,935	916,364
OPAP SA	65,319	1,299,287
Piraeus Financial Holdings SA	77,142	424,746
		4,747,972
Hong Kong — 0.3%
Orient Overseas International Ltd.	8,000	118,603
Sino Biopharmaceutical Ltd.	1,520,000	737,166
United Laboratories International Holdings Ltd.	56,000	106,031
Wasion Holdings Ltd.	252,000	266,647
BHFTI-312

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
WH Group Ltd.	849,500	$781,123
		2,009,570
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	110,640	484,441
MOL Hungarian Oil & Gas PLC	11,770	92,705
		577,146
India — 17.7%
360 ONE WAM Ltd.	14,536	161,943
Adani Power Ltd. (a)	82,109	484,807
Alkem Laboratories Ltd.	6,022	341,879
Apollo Hospitals Enterprise Ltd.	19,335	1,492,840
Arvind Ltd.	66,089	243,846
Ashok Leyland Ltd.	621,629	1,475,457
Aster DM Healthcare Ltd.	63,984	355,701
Aurobindo Pharma Ltd. (a)	108,613	1,460,407
Axis Bank Ltd.	142,597	1,834,430
Bajaj Auto Ltd.	12,366	1,136,080
Bajaj Consumer Care Ltd. (a)	121,822	224,551
Bajaj Finance Ltd.	10,863	1,131,187
Bank of Baroda	38,189	102,032
Bharat Electronics Ltd.	239,249	836,128
Bharat Petroleum Corp. Ltd.	448,348	1,451,094
Bharti Airtel Ltd.	304,886	6,146,825
Biocon Ltd.	125,188	497,527
Bombay Burmah Trading Co.	13,836	282,509
CESC Ltd.	250,331	446,188
Chambal Fertilisers & Chemicals Ltd.	114,973	830,600
Chennai Petroleum Corp. Ltd.	20,022	143,014
Cipla Ltd.	27,308	459,313
Coal India Ltd.	384,606	1,778,935
Colgate-Palmolive India Ltd.	27,950	784,539
Divi's Laboratories Ltd.	14,912	1,005,482
Dr. Reddy's Laboratories Ltd.	138,365	1,845,069
EID Parry India Ltd. (a)	85,622	784,144
Emami Ltd.	28,952	196,208
Embassy Office Parks (REIT)	88,832	382,201
EPL Ltd.	141,947	333,716
Finolex Cables Ltd.	33,653	359,618
Force Motors Ltd.	3,106	326,337
Fortis Healthcare Ltd.	106,613	861,777
GAIL India Ltd.	713,105	1,513,010
General Insurance Corp. of India	97,806	476,437
GHCL Ltd.	37,947	271,975
Glenmark Pharmaceuticals Ltd.	37,344	667,430
Godawari Power & Ispat Ltd.	106,159	223,440
Grasim Industries Ltd.	11,615	351,155
Great Eastern Shipping Co. Ltd.	46,616	504,765
Gujarat Pipavav Port Ltd.	227,432	365,779
Gujarat State Petronet Ltd.	57,046	193,667
HCL Technologies Ltd.	174,526	3,231,751
HDFC Asset Management Co. Ltd.	9,671	452,571
HDFC Bank Ltd.	331,211	7,044,352
HDFC Bank Ltd. (ADR)	40,400	2,684,176
Hero MotoCorp Ltd.	38,091	1,656,008
Security Description	Shares	Value
India — (Continued)
Hindalco Industries Ltd.	344,071	$2,740,584
Hindustan Aeronautics Ltd.	39,405	1,918,858
Hindustan Unilever Ltd.	37,390	987,181
Hindustan Zinc Ltd.	25,486	137,097
ICICI Bank Ltd.	419,030	6,600,769
ICICI Bank Ltd. (ADR)	21,600	680,832
Indian Hotels Co. Ltd.	48,175	441,674
Indian Oil Corp. Ltd.	948,719	1,408,730
Indus Towers Ltd. (a)	486,784	1,886,460
Infosys Ltd.	386,181	7,055,856
Infosys Ltd. (ADR)	20,500	374,125
InterGlobe Aviation Ltd. (a)	17,945	1,068,647
ITC Ltd.	355,980	1,707,043
Jindal Saw Ltd.	21,727	68,149
Jindal Stainless Ltd.	20,457	137,777
JSW Steel Ltd.	72,651	899,597
Karur Vysya Bank Ltd.	271,678	659,608
Kaveri Seed Co. Ltd.	32,515	479,106
KCP Ltd.	91,515	217,146
Kotak Mahindra Bank Ltd.	34,734	882,274
LG Balakrishnan & Bros Ltd.	6,471	90,792
LT Foods Ltd.	109,498	485,228
Lupin Ltd.	54,118	1,281,851
Mahindra & Mahindra Ltd.	128,640	3,993,088
Maruti Suzuki India Ltd.	1,360	182,658
Max Healthcare Institute Ltd.	63,771	823,546
Mphasis Ltd.	40,745	1,178,552
Muthoot Finance Ltd.	69,389	1,924,340
National Aluminium Co. Ltd.	340,487	692,048
Nava Ltd.	75,397	454,931
NMDC Ltd.	1,040,142	833,721
NTPC Ltd.	750,810	3,123,533
Oil & Natural Gas Corp. Ltd.	664,508	1,906,047
Oil India Ltd.	67,559	302,149
Oracle Financial Services Software Ltd.	13,205	1,201,868
Page Industries Ltd.	135	67,933
Petronet LNG Ltd.	451,813	1,542,040
Power Finance Corp. Ltd.	117,039	562,906
Power Grid Corp. of India Ltd.	833,008	2,816,004
PTC India Ltd.	111,091	210,738
Raymond Ltd.	9,675	159,116
REC Ltd.	168,449	839,746
Reliance Industries Ltd.	460,611	6,844,978
Reliance Infrastructure Ltd. (a)	179,276	539,063
Shriram Finance Ltd.	121,330	926,988
State Bank of India	229,674	2,064,010
Sun Pharmaceutical Industries Ltd.	163,205	3,306,922
Sun TV Network Ltd.	27,255	204,833
Surya Roshni Ltd.	38,618	110,160
Tata Motors Ltd.	269,093	2,114,438
Tech Mahindra Ltd.	119,646	1,967,859
Triveni Turbine Ltd.	62,642	408,469
UltraTech Cement Ltd.	1,783	238,371
United Spirits Ltd.	31,265	513,246
UPL Ltd.	153,332	1,138,026
UPL Ltd. (a)	15,298	77,517
BHFTI-313

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
Varun Beverages Ltd.	117,243	$739,993
Vedanta Ltd.	436,908	2,350,778
Welspun Corp. Ltd.	79,379	799,860
Wipro Ltd.	787,210	2,401,227
Zensar Technologies Ltd.	73,039	601,298
Zomato Ltd. (a)	119,189	279,384
Zydus Lifesciences Ltd.	18,813	194,484
		132,679,152
Indonesia — 1.1%
Alamtri Resources Indonesia Tbk. PT	4,725,300	524,161
Astra International Tbk. PT	7,180,100	2,126,936
Bank Central Asia Tbk. PT	2,077,400	1,057,996
Bank Mandiri Persero Tbk. PT (a)	4,608,800	1,442,826
Bank Rakyat Indonesia Persero Tbk. PT	4,971,000	1,202,340
Indofood Sukses Makmur Tbk. PT	2,316,300	988,692
Perusahaan Gas Negara Tbk. PT	2,935,900	274,359
Saratoga Investama Sedaya Tbk. PT	1,710,700	164,866
United Tractors Tbk. PT	241,400	342,058
		8,124,234
Kuwait — 0.5%
Ali Alghanim Sons Automotive Co. KSCC	46,369	197,055
Boursa Kuwait Securities Co. KPSC	43,743	405,799
Commercial Real Estate Co. KSC	658,267	352,090
Gulf Cables & Electrical Industries Group Co. KSCP	51,674	335,148
Kuwait Finance House KSCP	363,949	936,920
Kuwait Telecommunications Co.	110,134	201,152
National Bank of Kuwait SAKP	322,021	1,094,763
National Industries Group Holding SAK	242,504	203,736
National Investments Co. KSCP	463,550	380,817
		4,107,480
Malaysia — 1.1%
Aeon Co. M Bhd.	623,800	193,629
Alliance Bank Malaysia Bhd.	450,000	467,657
AMMB Holdings Bhd.	536,500	675,422
CIMB Group Holdings Bhd.	1,538,800	2,421,754
Eco World Development Group Bhd.	257,000	113,635
KPJ Healthcare Bhd.	1,232,800	736,397
Malayan Banking Bhd.	1,127,400	2,569,958
Ta Ann Holdings Bhd.	165,700	146,365
Tenaga Nasional Bhd.	68,000	205,079
United Plantations Bhd.	93,900	472,440
YTL Corp. Bhd.	303,200	135,270
		8,137,606
Mexico — 1.8%
Arca Continental SAB de CV	193,900	2,027,543
Banco del Bajio SA	344,700	750,897
Cemex SAB de CV (ADR)	95,200	534,072
Coca-Cola Femsa SAB de CV	134,400	1,233,371
FIBRA Macquarie Mexico (REIT) (b)	133,500	197,336
Fibra Uno Administracion SA de CV (REIT)	1,213,300	1,416,984
Fomento Economico Mexicano SAB de CV	98,800	961,568
Security Description	Shares	Value
Mexico — (Continued)
Gruma SAB de CV - Class B	51,765	$930,604
Grupo Financiero Banorte SAB de CV - Class O	298,100	2,069,635
Grupo Mexico SAB de CV - Series B	320,200	1,599,709
Kimberly-Clark de Mexico SAB de CV - Class A	148,800	243,801
Promotora y Operadora de Infraestructura SAB de CV	89,725	903,980
Regional SAB de CV	89,600	569,881
		13,439,381
Monaco — 0.0%
Costamare, Inc.	9,400	92,496
Peru — 0.2%
Credicorp Ltd.	7,500	1,396,200
Intercorp Financial Services, Inc.	7,778	257,685
		1,653,885
Philippines — 0.3%
DMCI Holdings, Inc.	1,634,400	327,821
GT Capital Holdings, Inc.	30,790	274,313
International Container Terminal Services, Inc.	187,440	1,163,601
Metropolitan Bank & Trust Co.	362,010	462,131
PLDT, Inc.	8,785	195,141
Semirara Mining & Power Corp.	243,300	149,835
		2,572,842
Poland — 0.8%
Asseco Poland SA	3,302	135,279
Bank Handlowy w Warszawie SA	17,446	525,821
Bank Polska Kasa Opieki SA	29,835	1,365,577
Cyfrowy Polsat SA (a) (b)	52,999	208,144
KRUK SA	1,825	178,914
Powszechna Kasa Oszczednosci Bank Polski SA	149,114	2,914,272
Santander Bank Polska SA	2,659	382,912
		5,710,919
Qatar — 0.7%
Gulf International Services QSC	356,296	301,118
Ooredoo QPSC	367,754	1,190,169
Qatar Islamic Bank QPSC	234,950	1,330,354
Qatar National Bank QPSC	568,351	2,497,412
Vodafone Qatar QSC	367,719	198,474
		5,517,527
Russia — 0.0%
LUKOIL PJSC (a) (c) (d)	255,685	0
Novatek PJSC (a) (c) (d)	928,138	0
Sberbank of Russia PJSC † (a) (c) (d)	1,645,424	0
		0
Saudi Arabia — 4.0%
Al Babtain Power & Telecommunication Co.	60,160	737,664
Al Rajhi Bank	172,716	4,693,450
Alinma Bank	247,021	2,016,896
Almunajem Foods Co.	7,689	180,111
Arab National Bank	346,712	2,134,199
BHFTI-314

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Saudi Arabia — (Continued)
Arriyadh Development Co.	39,310	$347,378
Banque Saudi Fransi	320,745	1,584,570
East Pipes Integrated Co. for Industry	4,857	193,375
Etihad Etisalat Co.	135,023	2,194,145
Mobile Telecommunications Co. Saudi Arabia	71,087	213,280
Riyad Bank	284,803	2,495,103
Riyadh Cables Group Co.	18,920	640,696
Riyadh Cement Co.	34,671	339,256
SABIC Agri-Nutrients Co.	65,724	1,851,028
Saudi Arabian Mining Co. (a)	10,755	132,346
Saudi Arabian Oil Co.	307,045	2,186,023
Saudi Awwal Bank	120,446	1,198,346
Saudi Investment Bank	197,907	767,322
Saudi National Bank	203,883	1,947,007
Saudi Telecom Co.	315,447	3,801,655
		29,653,850
South Africa — 2.9%
Capitec Bank Holdings Ltd.	1,944	330,269
Clicks Group Ltd.	16,034	296,951
FirstRand Ltd. (b)	175,014	687,082
Gold Fields Ltd.	25,257	557,846
Harmony Gold Mining Co. Ltd.	131,853	1,932,691
Investec Ltd.	102,736	639,282
Kumba Iron Ore Ltd.	32,287	549,599
Life Healthcare Group Holdings Ltd.	295,311	222,687
Momentum Group Ltd.	432,024	736,165
Naspers Ltd. - N Shares	17,352	4,310,392
Nedbank Group Ltd.	131,865	1,854,672
Netcare Ltd.	233,924	168,081
Old Mutual Ltd.	955,442	620,613
Omnia Holdings Ltd.	109,495	402,212
Pan African Resources PLC	354,881	199,250
Resilient REIT Ltd. (REIT)	119,113	369,347
Reunert Ltd.	21,613	71,375
Sanlam Ltd.	225,723	1,015,783
Shoprite Holdings Ltd.	108,189	1,610,041
Standard Bank Group Ltd.	245,374	3,210,613
Sun International Ltd.	85,960	194,380
Telkom SA SOC Ltd. (a)	40,149	81,472
Truworths International Ltd.	46,633	183,599
Vodacom Group Ltd.	130,301	890,782
Wilson Bayly Holmes-Ovcon Ltd.	24,556	242,896
		21,378,080
South Korea — 8.9%
Alteogen, Inc. (a)	2,462	602,156
BNK Financial Group, Inc.	30,072	210,346
Celltrion, Inc.	3,040	351,160
Chong Kun Dang Pharmaceutical Corp.	96	5,092
Coway Co. Ltd.	28,951	1,597,070
DB Insurance Co. Ltd.	1,794	108,277
Doosan Bobcat, Inc.	10,994	376,441
DoubleUGames Co. Ltd.	13,043	442,986
Hana Financial Group, Inc.	63,005	2,564,098
Hankook Tire & Technology Co. Ltd.	42,934	1,157,014
Security Description	Shares	Value
South Korea — (Continued)
HD Hyundai Co. Ltd.	9,563	$472,747
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,498	342,874
HMM Co. Ltd.	55,019	733,653
Hyundai Glovis Co. Ltd.	20,740	1,590,551
Hyundai Mobis Co. Ltd.	14,244	2,533,635
Hyundai Motor Co.	1,529	206,312
Kangwon Land, Inc. (a)	64,783	736,989
KB Financial Group, Inc.	58,131	3,124,665
KCC Corp.	1,961	339,143
Kia Corp.	40,036	2,528,178
Korea Electric Power Corp.	49,907	739,475
Korea Electric Terminal Co. Ltd.	8,829	403,125
Korea Investment Holdings Co. Ltd.	18,967	946,361
Korean Air Lines Co. Ltd.	107,878	1,569,004
Krafton, Inc. (a)	535	122,045
KT&G Corp.	21,635	1,492,430
LG Corp.	1,295	57,242
LS Corp.	1,560	112,753
Meritz Financial Group, Inc.	13,497	1,124,896
Mirae Asset Securities Co. Ltd.	162,278	1,016,646
NAVER Corp.	13,564	1,769,580
NH Investment & Securities Co. Ltd.	58,115	555,666
NICE Information Service Co. Ltd.	57,427	455,863
Orion Holdings Corp.	7,955	86,823
POSCO Holdings, Inc.	1,780	339,898
Samsung Card Co. Ltd.	14,562	397,654
Samsung Electro-Mechanics Co. Ltd.	9,066	801,767
Samsung Electronics Co. Ltd.	448,035	17,742,963
Samsung Fire & Marine Insurance Co. Ltd.	5,576	1,363,712
Samsung Life Insurance Co. Ltd.	3,377	191,352
Samsung Securities Co. Ltd.	22,555	698,223
Shinhan Financial Group Co. Ltd.	76,726	2,449,891
SK Hynix, Inc.	62,084	8,233,096
SK Square Co. Ltd. (a)	16,013	1,031,391
SK Telecom Co. Ltd.	42,319	1,595,964
Woori Financial Group, Inc.	120,763	1,352,191
Youngone Corp.	4,420	148,261
		66,821,659
Taiwan — 16.8%
Acter Group Corp. Ltd.	55,000	587,726
Advancetek Enterprise Co. Ltd.	132,000	325,271
Arcadyan Technology Corp.	36,000	245,367
ASE Technology Holding Co. Ltd.	581,000	2,545,949
Asia Cement Corp.	206,000	290,693
Asustek Computer, Inc.	140,000	2,584,665
Cathay Financial Holding Co. Ltd.	1,619,000	3,005,241
Compal Electronics, Inc.	1,613,000	1,558,150
CTBC Financial Holding Co. Ltd.	2,743,000	3,271,146
Delta Electronics, Inc.	310,000	3,417,052
Depo Auto Parts Ind Co. Ltd.	85,000	495,807
E.Sun Financial Holding Co. Ltd.	815,000	707,420
Elite Material Co. Ltd.	16,000	268,265
Eva Airways Corp.	1,343,000	1,648,292
Evergreen Marine Corp. Taiwan Ltd.	67,000	446,956
Far Eastern New Century Corp.	928,000	921,310
BHFTI-315

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — (Continued)
Far EasTone Telecommunications Co. Ltd.	32,000	$89,062
First Financial Holding Co. Ltd.	1,826,000	1,491,671
Fitipower Integrated Technology, Inc.	21,000	123,633
FSP Technology, Inc.	150,000	264,738
Fubon Financial Holding Co. Ltd.	1,250,700	3,222,844
Fusheng Precision Co. Ltd.	34,000	358,046
Hon Hai Precision Industry Co. Ltd.	1,446,000	6,461,361
KGI Financial Holding Co. Ltd.	3,418,000	1,776,534
Kindom Development Co. Ltd.	97,000	155,831
Largan Precision Co. Ltd.	10,000	715,403
Lite-On Technology Corp.	358,000	986,925
MediaTek, Inc.	176,000	7,421,384
Namchow Holdings Co. Ltd.	134,000	191,749
Nan Pao Resins Chemical Co. Ltd.	37,000	404,552
Nien Made Enterprise Co. Ltd.	40,000	478,933
Novatek Microelectronics Corp.	75,000	1,237,761
Pixart Imaging, Inc.	32,000	217,427
Posiflex Technology, Inc.	33,000	269,517
Pou Chen Corp.	1,356,000	1,448,350
President Chain Store Corp.	36,000	272,514
Primax Electronics Ltd.	143,000	359,515
Quanta Computer, Inc.	28,000	192,149
Radiant Opto-Electronics Corp.	43,000	233,637
Realtek Semiconductor Corp.	141,000	2,236,739
Sercomm Corp.	105,000	372,154
Shinkong Insurance Co. Ltd.	121,000	405,270
Sinon Corp.	166,000	210,059
SinoPac Financial Holdings Co. Ltd.	249,525	167,734
Sinyi Realty, Inc.	120,000	104,265
Syncmold Enterprise Corp.	116,000	330,037
Taiwan FU Hsing Industrial Co. Ltd.	202,000	316,195
Taiwan Hon Chuan Enterprise Co. Ltd.	88,535	393,026
Taiwan Paiho Ltd.	159,000	303,412
Taiwan Semiconductor Manufacturing Co. Ltd.	2,338,000	65,178,311
Tung Ho Steel Enterprise Corp.	118,000	253,152
Uni-President Enterprises Corp.	408,000	992,863
Voltronic Power Technology Corp.	17,000	786,887
Wan Hai Lines Ltd.	76,000	179,314
Wisdom Marine Lines Co. Ltd.	39,000	82,962
Yang Ming Marine Transport Corp.	339,000	762,006
Yuanta Financial Holding Co. Ltd.	2,364,000	2,388,874
		126,156,106
Thailand — 1.2%
Charoen Pokphand Foods PCL (NVDR)	1,553,400	1,093,476
Delta Electronics Thailand PCL (NVDR)	34,500	67,981
Kasikornbank PCL (NVDR)	367,800	1,758,534
PTT PCL (NVDR)	2,132,200	2,013,013
SCB X PCL (NVDR)	199,400	723,232
Siam City Cement PCL (NVDR)	27,400	128,577
Tisco Financial Group PCL (NVDR)	562,000	1,640,866
TMBThanachart Bank PCL	24,537,400	1,421,330
		8,847,009
Turkey — 0.7%
AG Anadolu Grubu Holding AS	21,277	165,344
Security Description	Shares	Value
Turkey — (Continued)
Akbank TAS	514,711	$707,885
Aselsan Elektronik Sanayi Ve Ticaret AS	245,847	776,111
BIM Birlesik Magazalar AS	101,381	1,222,881
Logo Yazilim Sanayi Ve Ticaret AS	31,879	102,463
Migros Ticaret AS (b)	48,751	635,668
Turk Telekomunikasyon AS (a)	64,164	82,926
Turkcell Iletisim Hizmetleri AS	185,032	466,653
Turkiye Garanti Bankasi AS	208,143	646,501
Turkiye Is Bankasi AS - Class C	1,223,442	394,830
		5,201,262
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	492,950	1,463,834
Abu Dhabi Islamic Bank PJSC	404,670	1,768,457
Aldar Properties PJSC	127,232	291,858
Dubai Islamic Bank PJSC	518,412	1,011,862
Emaar Development PJSC	197,278	658,592
Emaar Properties PJSC	1,022,452	3,724,920
Emirates NBD Bank PJSC	442,706	2,436,791
First Abu Dhabi Bank PJSC	62,899	236,459
TECOM Group PJSC	98,455	82,879
		11,675,652
United Kingdom — 0.2%
Anglogold Ashanti PLC	44,150	1,664,544
United States — 0.4%
JBS SA	293,000	2,110,810
Titan Cement International SA	14,031	644,968
		2,755,778
Total Common Stocks (Cost $714,067,098)		719,734,255

Preferred Stocks—1.6%
Brazil — 1.1%
Cia Energetica de Minas Gerais	930,000	1,672,108
Itau Unibanco Holding SA	64,700	356,128
Itausa SA	1,374,975	2,276,987
Marcopolo SA	537,900	576,882
Petroleo Brasileiro SA	535,600	3,487,790
Petroleo Brasileiro SA (ADR)	12,300	160,392
		8,530,287
Chile — 0.1%
Embotelladora Andina SA	194,265	726,289
Colombia — 0.1%
Bancolombia SA	30,257	304,885
South Korea — 0.3%
Samsung Electronics Co. Ltd.	72,808	2,355,117
Total Preferred Stocks (Cost $13,579,617)		11,916,578

BHFTI-316

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Brazil — 0.0%
Itausa SA (a) (Cost $0)	18,928	$9,918

Short-Term Investments—2.0%
Mutual Funds — 2.0%
Invesco Treasury Portfolio, Institutional Class 4.250% (e)	14,803,673	14,803,673
Total Short-Term Investments (Cost $14,803,673)		14,803,673

Securities Lending Reinvestments (f)—0.3%
Time Deposits — 0.1%
Banco Santander SA 4.320%, 04/01/25	114,287	114,287
DNB Bank ASA 4.290%, 04/01/25	114,287	114,287
First Abu Dhabi Bank USA NV 4.320%, 04/01/25	114,288	114,288
		342,862

Repurchase Agreements — 0.0%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $31,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $31,979	31,315	31,315
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $102,012	100,000	100,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $59,302; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $60,488	59,295	59,295
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $102,012	100,000	100,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $2,278; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $2,324	2,278	2,278
		292,888

Mutual Funds — 0.2%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	150,000	150,000
Security Description	Shares	Value
Mutual Funds — (Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	300,000	$300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	300,000	300,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	150,000	150,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (e)	150,000	150,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	150,000	150,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	300,000	300,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	150,000	150,000
		1,650,000
Total Securities Lending Reinvestments (Cost $2,285,752)		2,285,750
Total Investments—99.9% (Cost $744,736,140)		748,750,174
Other assets and liabilities (net)—0.1%		911,563
Net Assets—100.0%		$749,661,737

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $2,849,056 and the collateral received consisted of cash in the amount of $2,285,750 and non-cash collateral with a value of $705,343. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$264,568, which is 0.0% of net assets.

BHFTI-317

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Ten Largest Industries as of March 31, 2025 (Unaudited)	% of Net Assets
Banks	17.9
Semiconductors & Semiconductor Equipment	11.7
Interactive Media & Services	6.3
Broadline Retail	5.9
Technology Hardware, Storage & Peripherals	5.3
Oil, Gas & Consumable Fuels	4.1
Metals & Mining	3.3
Automobiles	3.2
Insurance	3.1
Hotels, Restaurants & Leisure	2.5

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index E-Mini Futures	06/20/25	271	USD	15,051,340	$(340,243)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$22,609,233	$—	$—	$22,609,233
Chile	2,911,856	—	—	2,911,856
China	15,650,955	213,158,098	—	228,809,053
Czech Republic	—	1,879,963	—	1,879,963
Greece	—	4,747,972	—	4,747,972
Hong Kong	—	2,009,570	—	2,009,570
Hungary	—	577,146	—	577,146
India	3,816,650	128,862,502	—	132,679,152
Indonesia	—	8,124,234	—	8,124,234
Kuwait	—	4,107,480	—	4,107,480
Malaysia	—	8,137,606	—	8,137,606
Mexico	13,439,381	—	—	13,439,381
Monaco	92,496	—	—	92,496
Peru	1,653,885	—	—	1,653,885
Philippines	—	2,572,842	—	2,572,842
Poland	—	5,710,919	—	5,710,919
Qatar	—	5,517,527	—	5,517,527
Russia	—	—	0	0
Saudi Arabia	—	29,653,850	—	29,653,850
South Africa	—	21,378,080	—	21,378,080
South Korea	—	66,821,659	—	66,821,659
Taiwan	—	126,156,106	—	126,156,106
Thailand	—	8,847,009	—	8,847,009
Turkey	—	5,201,262	—	5,201,262
United Arab Emirates	—	11,675,652	—	11,675,652
BHFTI-318

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio II
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United Kingdom	$—	$1,664,544	$—	$1,664,544
United States	2,110,810	644,968	—	2,755,778
Total Common Stocks	62,285,266	657,448,989	0	719,734,255
Preferred Stocks
Brazil	8,530,287	—	—	8,530,287
Chile	726,289	—	—	726,289
Colombia	304,885	—	—	304,885
South Korea	—	2,355,117	—	2,355,117
Total Preferred Stocks	9,561,461	2,355,117	—	11,916,578
Total Rights*	9,918	—	—	9,918
Total Short-Term Investments*	14,803,673	—	—	14,803,673
Securities Lending Reinvestments
Time Deposits	—	342,862	—	342,862
Repurchase Agreements	—	292,888	—	292,888
Mutual Funds	1,650,000	—	—	1,650,000
Total Securities Lending Reinvestments	1,650,000	635,750	—	2,285,750
Total Investments	$88,310,318	$660,439,856	$0	$748,750,174
Collateral for Securities Loaned (Liability)	$—	$(2,285,750)	$—	$(2,285,750)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(340,243)	$—	$—	$(340,243)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-319

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—97.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 97.6%
Communication Services Select Sector SPDR Fund (a) (b)	215,075	$20,743,984
Energy Select Sector SPDR Fund (a) (b)	246,717	23,055,704
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (b)	2,968,556	40,461,418
iShares 20+ Year Treasury Bond ETF	40,070	3,647,572
iShares Core MSCI Emerging Markets ETF	1,702,880	91,904,434
iShares Core S&P 500 ETF	161,566	90,783,935
iShares Core S&P Mid-Cap ETF (b)	541,544	31,599,092
iShares Core S&P Small-Cap ETF (b)	233,444	24,411,239
Schwab International Small-Cap Equity ETF (b)	587,844	21,091,843
SPDR Blackstone Senior Loan ETF (a)	260,986	10,734,354
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	531,164	10,660,461
SPDR Bloomberg High Yield Bond ETF (a) (b)	112,235	10,695,996
SPDR Gold Shares (a) (b) (c)	111,597	32,155,560
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	3,547,265	129,155,919
SPDR Portfolio Intermediate Term Corporate Bond ETF (a) (b)	217,214	7,220,193
SPDR S&P 500 ETF Trust (a) (b)	137,328	76,819,910
Technology Select Sector SPDR Fund (a) (b)	98,700	20,379,576
Vanguard FTSE Europe ETF	343,196	24,095,791
Vanguard Long-Term Corporate Bond ETF (b)	283,925	21,552,747
Total Mutual Funds (Cost $634,931,470)		691,169,728

Short-Term Investments—2.6%
Mutual Funds—2.6%
Invesco Treasury Portfolio, Institutional Class, 4.250% (d)	18,370,493	18,370,493
Total Short-Term Investments (Cost $18,370,493)		18,370,493

Securities Lending Reinvestments (e)—18.6%
Certificate of Deposit—0.1%
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Repurchase Agreements—11.6%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $3,000,362; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $3,060,002	3,000,000	3,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $800,098; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $816,949	800,000	800,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.340%, due on 04/01/25 with a maturity value of $10,689,541; collateralized by U.S. Treasury Obligations with rates ranging from 2.750% - 4.000%, maturity dates ranging from 02/15/28 - 07/31/29, and an aggregate market value of $10,902,020	10,688,252	$10,688,252
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $5,125,389; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $5,100,500	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $17,080,701; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 05/08/25 - 05/15/40, and an aggregate market value of $17,420,210	17,078,637	17,078,637
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $5,504,769; collateralized by various Common Stock with an aggregate market value of $6,133,067	5,500,000	5,500,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $18,384,960; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $18,752,666	18,382,739	18,382,739
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $12,001,450; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $12,240,004	12,000,000	12,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $204,000	200,000	200,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $7,300,908; collateralized by various Common Stock with an aggregate market value of $8,140,383	7,300,000	7,300,000
		81,949,628
Time Deposits—1.8%
DNB Bank ASA
4.290%, 04/01/25	6,607,043	6,607,043
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	6,607,044	6,607,044
		13,214,087

Mutual Funds—5.1%
Allspring Government Money Market Fund, Select Class, 4.270% (d)	5,000,000	5,000,000
BHFTI-320

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (d)	5,000,000	$5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (d)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (d)	8,000,000	8,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	5,000,000	5,000,000
		36,000,000
Total Securities Lending Reinvestments (Cost $132,158,541)		132,158,605
Total Investments—118.8% (Cost $785,460,504)		841,698,826
Other assets and liabilities (net)—(18.8)%		(133,249,467)
Net Assets—100.0%		$708,449,359

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $164,646,462 and the collateral received consisted of cash in the amount of $132,140,870 and non-cash collateral with a value of $39,165,298. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Communication Services Select Sector SPDR Fund	$21,610,025	$22,112,301	$(21,251,209)	$1,758,902	$(3,486,035)	$20,743,984
Consumer Discretionary Select Sector SPDR Fund	21,712,144	29,657	(21,649,297)	(1,050,084)	957,580	—
Energy Select Sector SPDR Fund	—	22,492,107	(228,941)	(462)	793,000	23,055,704
Financial Select Sector SPDR Fund	21,609,503	—	(21,296,067)	(39,241)	(274,195)	—
SPDR Blackstone Senior Loan ETF	11,229,877	249,967	(589,011)	4,937	(161,416)	10,734,354
SPDR Bloomberg Emerging Markets Local Bond ETF	10,976,915	290,106	(906,900)	(55,153)	355,493	10,660,461
SPDR Bloomberg High Yield Bond ETF	25,846,593	288,681	(15,438,345)	(127,929)	126,996	10,695,996
SPDR Gold Shares	27,020,982	—	—	—	5,134,578	32,155,560
SPDR Portfolio Developed World ex-U.S. ETF	85,047,079	44,225,921	(7,724,864)	764,860	6,842,923	129,155,919
SPDR Portfolio Intermediate Term Corporate Bond ETF	22,191,296	131,266	(15,157,221)	(263,038)	317,890	7,220,193
SPDR S&P 500 ETF Trust	133,982,577	15,725,721	(70,994,360)	19,165,767	(21,059,795)	76,819,910
Technology Select Sector SPDR Fund	—	20,568,587	—	—	(189,011)	20,379,576
	$381,226,991	$126,114,314	$(175,236,215)	$20,158,559	$(10,641,992)	$341,621,657

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
Communication Services Select Sector SPDR Fund	$61,923	215,075
Consumer Discretionary Select Sector SPDR Fund	—	—
Energy Select Sector SPDR Fund	176,731	246,717
BHFTI-321

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
Financial Select Sector SPDR Fund	$—	—
SPDR Blackstone Senior Loan ETF	140,430	260,986
SPDR Bloomberg Emerging Markets Local Bond ETF	99,475	531,164
SPDR Bloomberg High Yield Bond ETF	281,337	112,235
SPDR Gold Shares	—	111,597
SPDR Portfolio Developed World ex-U.S. ETF	—	3,547,265
SPDR Portfolio Intermediate Term Corporate Bond ETF	83,466	217,214
SPDR S&P 500 ETF Trust	232,843	137,328
Technology Select Sector SPDR Fund	37,002	98,700
	$1,113,207
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$691,169,728	$—	$—	$691,169,728
Total Short-Term Investments*	18,370,493	—	—	18,370,493
Securities Lending Reinvestments
Certificate of Deposit	—	994,890	—	994,890
Repurchase Agreements	—	81,949,628	—	81,949,628
Time Deposits	—	13,214,087	—	13,214,087
Mutual Funds	36,000,000	—	—	36,000,000
Total Securities Lending Reinvestments	36,000,000	96,158,605	—	132,158,605
Total Investments	$745,540,221	$96,158,605	$—	$841,698,826
Collateral for Securities Loaned (Liability)	$—	$(132,140,870)	$—	$(132,140,870)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-322

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mutual Funds—97.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities — 97.3%
Communication Services Select Sector SPDR Fund (a) (b)	326,691	$31,509,347
Energy Select Sector SPDR Fund (a) (b)	373,970	34,947,497
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (b)	5,533,184	75,417,298
iShares 0-5 Year TIPS Bond ETF (b)	638,882	66,105,121
iShares 20+ Year Treasury Bond ETF	91,000	8,283,730
iShares Core MSCI Emerging Markets ETF (b)	2,981,128	160,891,478
iShares Core S&P 500 ETF	311,178	174,850,918
iShares Core S&P Mid-Cap ETF (b)	821,997	47,963,525
iShares Core S&P Small-Cap ETF (b)	303,517	31,738,773
Schwab International Small-Cap Equity ETF (b)	891,418	31,984,078
SPDR Blackstone Senior Loan ETF (a) (b)	991,048	40,761,804
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	2,015,676	40,454,617
SPDR Bloomberg High Yield Bond ETF (a) (b)	426,124	40,609,617
SPDR Gold Shares (a) (b) (c)	260,360	75,020,130
SPDR Portfolio Developed World ex-U.S. ETF (a)	6,110,602	222,487,019
SPDR Portfolio Intermediate Term Corporate Bond ETF (a) (b)	495,768	16,479,328
SPDR S&P 500 ETF Trust (a) (b)	255,732	143,053,923
Technology Select Sector SPDR Fund (a)	149,629	30,895,396
Vanguard FTSE Europe ETF (b)	669,485	47,004,542
Vanguard Long-Term Corporate Bond ETF (b)	646,534	49,078,396
Vanguard Total Bond Market ETF (b)	2,912,115	213,894,847
Total Mutual Funds (Cost $1,488,516,066)		1,583,431,384

Short-Term Investments—2.8%
Mutual Funds—2.8%
Invesco Treasury Portfolio, Institutional Class, 4.250% (d)	44,932,504	44,932,504
Total Short-Term Investments (Cost $44,932,504)		44,932,504

Securities Lending Reinvestments (e)—21.0%
Certificates of Deposit—0.5%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (f)	1,000,000	1,000,590
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 05/13/25	4,000,000	3,979,080
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 12/15/25 (f)	2,000,000	1,999,550
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (f)	1,000,000	999,895
		8,979,113
Commercial Paper—0.5%
Concord Minutemen Capital Co. LLC
4.540%, SOFR + 0.200%, 05/13/25 (f)	2,000,000	2,000,020
Constellation Funding Co. LLC
4.400%, 05/16/25	3,000,000	2,982,753
Ionic Funding LLC
4.420%, 05/14/25	3,000,000	2,983,458
		7,966,231
Security Description	Principal Amount*	Value
Repurchase Agreements—12.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $12,001,450; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $12,240,006	12,000,000	$12,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $4,700,574; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $4,799,575	4,700,000	4,700,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $40,004,844; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $40,804,941	40,000,000	40,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.340%, due on 04/01/25 with a maturity value of $19,002,291; collateralized by U.S. Treasury Obligations with rates ranging from 2.750% - 4.000%, maturity dates ranging from 02/15/28 - 07/31/29, and an aggregate market value of $19,380,004	19,000,000	19,000,000
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $10,250,778; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $10,201,000	10,000,000	10,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $8,000,998; collateralized by various Common Stock with an aggregate market value of $8,920,941	8,000,000	8,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $23,019,946; collateralized by various Common Stock with an aggregate market value of $25,647,371	23,000,000	23,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $22,019,421; collateralized by various Common Stock with an aggregate market value of $24,532,996	22,000,000	22,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $1,020,000	1,000,000	1,000,000
BHFTI-323

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $10,044,722; collateralized by various Common Stock with an aggregate market value of $11,112,531	10,000,000	$10,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $34,604,190; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $35,296,274	34,600,000	34,600,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $10,001,194; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $10,200,002	10,000,000	10,000,000
		195,300,000
Time Deposits—0.7%
DNB Bank ASA
4.290%, 04/01/25	8,875,248	8,875,248
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (f)	2,000,000	2,000,000
		10,875,248

Mutual Funds—7.3%
Allspring Government Money Market Fund, Select Class, 4.270% (d)	12,000,000	12,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (d)	25,000,000	25,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	25,000,000	25,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	12,000,000	12,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (d)	25,000,000	$25,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	15,000,000	15,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	5,000,000	5,000,000
		119,000,000
Total Securities Lending Reinvestments (Cost $342,122,220)		342,120,592
Total Investments—121.1% (Cost $1,875,570,790)		1,970,484,480
Other assets and liabilities (net)—(21.1)%		(343,524,981)
Net Assets—100.0%		$1,626,959,499

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $424,917,460 and the collateral received consisted of cash in the amount of $342,067,251 and non-cash collateral with a value of $97,158,181. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Communication Services Select Sector SPDR Fund	$32,883,259	$33,574,482	$(32,337,261)	$2,664,550	$(5,275,683)	$31,509,347
Consumer Discretionary Select Sector SPDR Fund	33,055,056	—	(32,913,464)	(1,599,433)	1,457,841	—
Energy Select Sector SPDR Fund	—	34,340,596	(597,265)	(1,206)	1,205,372	34,947,497
Financial Select Sector SPDR Fund	32,806,646	—	(32,338,111)	(58,886)	(409,649)	—
SPDR Blackstone Senior Loan ETF	42,650,772	599,912	(1,897,004)	18,536	(610,412)	40,761,804
SPDR Bloomberg Emerging Markets Local Bond ETF	41,707,389	—	(2,385,837)	(153,800)	1,286,865	40,454,617
SPDR Bloomberg High Yield Bond ETF	75,753,631	398,257	(35,511,446)	(158,425)	127,600	40,609,617
SPDR Gold Shares	63,040,967	—	—	—	11,979,163	75,020,130
SPDR Portfolio Developed World ex-U.S. ETF	121,246,825	102,082,517	(13,280,363)	149,303	12,288,737	222,487,019
SPDR Portfolio Intermediate Term Corporate Bond ETF	50,627,304	149,063	(34,420,495)	(599,564)	723,020	16,479,328
SPDR S&P 500 ETF Trust	255,716,081	35,279,612	(144,717,337)	37,240,120	(40,464,553)	143,053,923
BHFTI-324

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2025
Technology Select Sector SPDR Fund	$—	$31,181,935	$—	$—	$(286,539)	$30,895,396
	$749,487,930	$237,606,374	$(330,398,583)	$37,501,195	$(17,978,238)	$676,218,678

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
Communication Services Select Sector SPDR Fund	$94,059	326,691
Consumer Discretionary Select Sector SPDR Fund	—	—
Energy Select Sector SPDR Fund	267,886	373,970
Financial Select Sector SPDR Fund	—	—
SPDR Blackstone Senior Loan ETF	532,258	991,048
SPDR Bloomberg Emerging Markets Local Bond ETF	376,662	2,015,676
SPDR Bloomberg High Yield Bond ETF	822,872	426,124
SPDR Gold Shares	—	260,360
SPDR Portfolio Developed World ex-U.S. ETF	—	6,110,602
SPDR Portfolio Intermediate Term Corporate Bond ETF	189,909	495,768
SPDR S&P 500 ETF Trust	433,601	255,732
Technology Select Sector SPDR Fund	56,095	149,629
	$2,773,342
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$1,583,431,384	$—	$—	$1,583,431,384
Total Short-Term Investments*	44,932,504	—	—	44,932,504
Securities Lending Reinvestments
Certificates of Deposit	—	8,979,113	—	8,979,113
Commercial Paper	—	7,966,231	—	7,966,231
Repurchase Agreements	—	195,300,000	—	195,300,000
Time Deposits	—	10,875,248	—	10,875,248
Mutual Funds	119,000,000	—	—	119,000,000
Total Securities Lending Reinvestments	119,000,000	223,120,592	—	342,120,592
Total Investments	$1,747,363,888	$223,120,592	$—	$1,970,484,480
Collateral for Securities Loaned (Liability)	$—	$(342,067,251)	$—	$(342,067,251)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-325

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.5%
Boeing Co. (a)	86,936	$14,826,935
General Electric Co.	211,794	42,390,569
L3Harris Technologies, Inc. (b)	266,655	55,813,558
		113,031,062
Air Freight & Logistics — 1.5%
United Parcel Service, Inc. - Class B	347,882	38,263,541
Banks — 10.4%
Bank of America Corp.	2,130,743	88,915,905
Citigroup, Inc.	553,747	39,310,500
Fifth Third Bancorp (b)	392,282	15,377,455
Huntington Bancshares, Inc.	1,768,536	26,545,725
U.S. Bancorp	554,205	23,398,535
Wells Fargo & Co.	974,103	69,930,854
		263,478,974
Beverages — 0.8%
Coca-Cola Co.	288,223	20,642,531
Capital Markets — 2.3%
Charles Schwab Corp.	745,146	58,330,029
Chemicals — 1.2%
CF Industries Holdings, Inc.	226,699	17,716,527
RPM International, Inc. (b)	117,780	13,624,790
		31,341,317
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	318,083	27,924,507
Containers & Packaging — 1.3%
International Paper Co. (b)	605,468	32,301,718
Electric Utilities — 1.6%
Southern Co.	437,950	40,269,503
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	100,000	25,838,000
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity PLC	151,000	21,339,320
Energy Equipment & Services — 0.8%
Schlumberger NV (b)	516,279	21,580,462
Entertainment — 1.1%
Walt Disney Co.	280,940	27,728,778
Financial Services — 4.1%
Equitable Holdings, Inc.	796,443	41,486,716
Fiserv, Inc. (a)	277,472	61,274,142
		102,760,858
Food Products — 0.6%
Conagra Brands, Inc.	609,808	16,263,579
Security Description	Shares	Value
Ground Transportation — 2.9%
Norfolk Southern Corp.	206,653	$48,945,763
Union Pacific Corp.	100,140	23,657,074
		72,602,837
Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.	870,897	29,810,805
Becton Dickinson & Co.	214,070	49,034,874
Zimmer Biomet Holdings, Inc. (b)	435,662	49,308,225
		128,153,904
Health Care Providers & Services — 6.4%
Cigna Group	51,793	17,039,897
CVS Health Corp.	502,445	34,040,649
Elevance Health, Inc.	145,405	63,245,359
UnitedHealth Group, Inc.	91,529	47,938,313
		162,264,218
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp.	624,525	24,125,401
Household Products — 2.8%
Colgate-Palmolive Co.	318,821	29,873,528
Kimberly-Clark Corp.	295,179	41,980,357
		71,853,885
Industrial Conglomerates — 1.0%
Siemens AG	109,248	25,064,627
Industrial REITs — 1.0%
Rexford Industrial Realty, Inc. (b)	616,911	24,152,066
Insurance — 6.4%
American International Group, Inc.	298,601	25,960,371
Chubb Ltd.	193,691	58,492,745
Hartford Insurance Group, Inc.	556,794	68,892,121
Travelers Cos., Inc.	37,280	9,859,069
		163,204,306
IT Services — 1.3%
Accenture PLC - Class A	103,984	32,447,167
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc. (b)	76,007	37,821,083
Machinery — 4.9%
AGCO Corp. (b)	266,305	24,651,854
Cummins, Inc.	99,949	31,328,015
Fortive Corp. (b)	384,041	28,104,120
Stanley Black & Decker, Inc. (b)	511,808	39,347,799
		123,431,788
Media — 2.1%
Comcast Corp. - Class A	659,050	24,318,945
News Corp. - Class A	1,072,008	29,180,058
		53,499,003
BHFTI-326

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Multi-Utilities — 3.4%
Ameren Corp. (b)	488,930	$49,088,572
Dominion Energy, Inc.	226,757	12,714,265
Sempra	350,027	24,977,927
		86,780,764
Oil, Gas & Consumable Fuels — 8.4%
ConocoPhillips	549,766	57,736,425
EOG Resources, Inc.	127,937	16,406,641
EQT Corp.	638,228	34,100,522
Exxon Mobil Corp.	389,384	46,309,439
Suncor Energy, Inc.	360,236	13,948,338
TotalEnergies SE (ADR) (b)	398,681	25,790,674
Williams Cos., Inc. (b)	312,510	18,675,598
		212,967,637
Passenger Airlines — 0.5%
Southwest Airlines Co. (b)	412,865	13,864,007
Personal Care Products — 3.0%
Kenvue, Inc.	3,175,228	76,141,967
Pharmaceuticals — 3.5%
AstraZeneca PLC (ADR)	230,357	16,931,239
Johnson & Johnson	197,114	32,689,386
Sanofi SA (ADR)	400,361	22,204,021
Viatris, Inc.	1,825,376	15,899,025
		87,723,671
Residential REITs — 1.6%
AvalonBay Communities, Inc. (b)	189,267	40,620,484
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc. (a)	112,417	11,549,723
Intel Corp.	321,419	7,299,426
QUALCOMM, Inc.	195,217	29,987,283
Texas Instruments, Inc.	124,802	22,426,919
		71,263,351
Software — 1.2%
Adobe, Inc. (a)	25,516	9,786,152
Microsoft Corp.	53,314	20,013,542
		29,799,694
Specialized REITs — 1.7%
Weyerhaeuser Co.	1,468,989	43,011,998
Specialty Retail — 0.8%
Home Depot, Inc.	57,305	21,001,709
Technology Hardware, Storage & Peripherals — 0.8%
Samsung Electronics Co. Ltd.	468,075	18,536,581
Sandisk Corp. (a) (b)	19,590	932,680
		19,469,261
Security Description	Shares/ Principal Amount*	Value
Tobacco — 1.8%
Philip Morris International, Inc.	289,632	$45,973,287
Total Common Stocks (Cost $2,096,609,399)		2,508,332,294

Short-Term Investments—0.9%
Mutual Funds—0.9%
T. Rowe Price Treasury Reserve Fund, 4.385% (c) (d)	23,794,791	23,794,791
Total Short-Term Investments (Cost $23,794,791)		23,794,791

Securities Lending Reinvestments (e)—5.1%
Certificate of Deposit—0.1%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	999,998
Repurchase Agreements—3.0%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $5,100,003	5,000,000	5,000,000
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,113,253	1,000,000	1,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $3,000,373; collateralized by various Common Stock with an aggregate market value of $3,339,759	3,000,000	3,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $1,700,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $1,736,016	1,700,000	1,700,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,020,124	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $2,050,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $2,040,200	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $23,620,923; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 05/08/25 - 05/15/40, and an aggregate market value of $24,090,431	23,618,070	23,618,070
BHFTI-327

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $5,304,596; collateralized by various Common Stock with an aggregate market value of $5,910,046	5,300,000	$5,300,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $28,376,543; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $28,944,083	28,373,114	28,373,114
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $2,008,944; collateralized by various Common Stock with an aggregate market value of $2,222,506	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $80,657; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $82,260	80,647	80,647
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $1,000,124; collateralized by various Common Stock with an aggregate market value of $1,115,121	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $2,000,246; collateralized by various Common Stock with an aggregate market value of $2,200,271	2,000,000	2,000,000
		76,071,831
Time Deposits—0.5%
DNB Bank ASA
4.290%, 04/01/25	6,448,435	6,448,435
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	6,448,435	6,448,435
		12,896,870

Mutual Funds—1.5%
Allspring Government Money Market Fund, Select Class, 4.270% (d)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (d)	5,000,000	5,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (d)	5,000,000	$5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (d)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (d)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (d)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (d)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (d)	10,000,000	10,000,000
		39,000,000
Total Securities Lending Reinvestments (Cost $128,968,701)		128,968,699
Total Investments—104.9% (Cost $2,249,372,891)		2,661,095,784
Other assets and liabilities (net)—(4.9)%		(125,293,239)
Net Assets—100.0%		$2,535,802,545

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $153,389,473 and the collateral received consisted of cash in the amount of $128,968,701 and non-cash collateral with a value of $27,662,637. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of March 31, 2025
T. Rowe Price Treasury Reserve Fund	$19,680,710	$86,950,026	$(82,835,945)	$23,794,791
BHFTI-328

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
T. Rowe Price Treasury Reserve Fund	$224,714	23,794,791
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$113,031,062	$—	$—	$113,031,062
Air Freight & Logistics	38,263,541	—	—	38,263,541
Banks	263,478,974	—	—	263,478,974
Beverages	20,642,531	—	—	20,642,531
Capital Markets	58,330,029	—	—	58,330,029
Chemicals	31,341,317	—	—	31,341,317
Consumer Staples Distribution & Retail	27,924,507	—	—	27,924,507
Containers & Packaging	32,301,718	—	—	32,301,718
Electric Utilities	40,269,503	—	—	40,269,503
Electrical Equipment	25,838,000	—	—	25,838,000
Electronic Equipment, Instruments & Components	21,339,320	—	—	21,339,320
Energy Equipment & Services	21,580,462	—	—	21,580,462
Entertainment	27,728,778	—	—	27,728,778
Financial Services	102,760,858	—	—	102,760,858
Food Products	16,263,579	—	—	16,263,579
Ground Transportation	72,602,837	—	—	72,602,837
Health Care Equipment & Supplies	128,153,904	—	—	128,153,904
Health Care Providers & Services	162,264,218	—	—	162,264,218
Hotels, Restaurants & Leisure	24,125,401	—	—	24,125,401
Household Products	71,853,885	—	—	71,853,885
Industrial Conglomerates	—	25,064,627	—	25,064,627
Industrial REITs	24,152,066	—	—	24,152,066
Insurance	163,204,306	—	—	163,204,306
IT Services	32,447,167	—	—	32,447,167
Life Sciences Tools & Services	37,821,083	—	—	37,821,083
Machinery	123,431,788	—	—	123,431,788
Media	53,499,003	—	—	53,499,003
Multi-Utilities	86,780,764	—	—	86,780,764
Oil, Gas & Consumable Fuels	212,967,637	—	—	212,967,637
Passenger Airlines	13,864,007	—	—	13,864,007
Personal Care Products	76,141,967	—	—	76,141,967
Pharmaceuticals	87,723,671	—	—	87,723,671
Residential REITs	40,620,484	—	—	40,620,484
Semiconductors & Semiconductor Equipment	71,263,351	—	—	71,263,351
Software	29,799,694	—	—	29,799,694
Specialized REITs	43,011,998	—	—	43,011,998
Specialty Retail	21,001,709	—	—	21,001,709
Technology Hardware, Storage & Peripherals	932,680	18,536,581	—	19,469,261
Tobacco	45,973,287	—	—	45,973,287
Total Common Stocks	2,464,731,086	43,601,208	—	2,508,332,294
Total Short-Term Investments*	23,794,791	—	—	23,794,791
Securities Lending Reinvestments
Certificate of Deposit	—	999,998	—	999,998
Repurchase Agreements	—	76,071,831	—	76,071,831
Time Deposits	—	12,896,870	—	12,896,870
Mutual Funds	39,000,000	—	—	39,000,000
Total Securities Lending Reinvestments	39,000,000	89,968,699	—	128,968,699
Total Investments	$2,527,525,877	$133,569,907	$—	$2,661,095,784
Collateral for Securities Loaned (Liability)	$—	$(128,968,701)	$—	$(128,968,701)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-329

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.5%
BWX Technologies, Inc. (a)	86,200	$8,503,630
StandardAero, Inc. (a) (b)	132,273	3,523,753
Textron, Inc.	221,761	16,022,232
		28,049,615
Biotechnology — 4.6%
Alnylam Pharmaceuticals, Inc. (b)	68,107	18,390,252
Argenx SE (ADR) (b)	1,345	796,059
Ascendis Pharma AS (ADR) (b)	42,400	6,608,464
Biogen, Inc. (b)	47,300	6,472,532
Blueprint Medicines Corp. (b)	5,100	451,401
CRISPR Therapeutics AG (a) (b)	62,109	2,113,569
Cytokinetics, Inc. (a) (b)	82,300	3,307,637
Exact Sciences Corp. (a) (b)	40,800	1,766,232
Insmed, Inc. (a) (b)	10,875	829,654
Ionis Pharmaceuticals, Inc. (a) (b)	232,396	7,011,387
Sarepta Therapeutics, Inc. (b)	35,938	2,293,563
Vaxcyte, Inc. (a) (b)	32,032	1,209,528
		51,250,278
Capital Markets — 4.8%
Cboe Global Markets, Inc.	53,000	11,993,370
Intercontinental Exchange, Inc.	58,200	10,039,500
MarketAxess Holdings, Inc. (a)	42,700	9,238,145
MSCI, Inc.	2,043	1,155,317
Raymond James Financial, Inc. (a)	80,600	11,196,146
TPG, Inc. (a)	36,800	1,745,424
Tradeweb Markets, Inc. - Class A	50,300	7,467,538
		52,835,440
Chemicals — 0.4%
RPM International, Inc.	35,600	4,118,208
Commercial Services & Supplies — 1.0%
Veralto Corp.	63,700	6,207,565
Waste Connections, Inc.	27,800	5,426,282
		11,633,847
Construction & Engineering — 0.4%
Quanta Services, Inc. (a)	16,200	4,117,716
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	23,338	11,158,598
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc. (a)	31,900	13,845,876
Dollar Tree, Inc. (a) (b)	195,471	14,674,008
Maplebear, Inc. (b)	101,900	4,064,791
		32,584,675
Containers & Packaging — 3.1%
Avery Dennison Corp.	83,000	14,771,510
Ball Corp.	264,586	13,776,993
Sealed Air Corp. (a)	199,100	5,753,990
		34,302,493
Security Description	Shares	Value
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. (a) (b)	61,730	$7,842,179
Duolingo, Inc. (a) (b)	17,100	5,310,234
		13,152,413
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. - Class A	109,400	7,175,546
Cognex Corp. (a)	91,600	2,732,428
Keysight Technologies, Inc. (b)	64,400	9,645,188
Littelfuse, Inc. (a)	8,100	1,593,594
		21,146,756
Energy Equipment & Services — 1.4%
TechnipFMC PLC	508,442	16,112,527
Entertainment — 2.4%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	159,791	14,382,788
Liberty Media Corp.-Liberty Live - Class C (a) (b)	48,900	3,332,046
Live Nation Entertainment, Inc. (a) (b)	14,300	1,867,294
Spotify Technology SA (b)	12,800	7,040,384
		26,622,512
Financial Services — 1.8%
Corpay, Inc. (a) (b)	31,541	10,998,978
Toast, Inc. - Class A (b)	275,100	9,125,067
		20,124,045
Food Products — 0.7%
McCormick & Co., Inc.	81,500	6,708,265
TreeHouse Foods, Inc. (a) (b)	47,649	1,290,811
		7,999,076
Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	63,443	9,386,392
Old Dominion Freight Line, Inc. (a)	51,100	8,454,495
XPO, Inc. (a) (b)	40,700	4,378,506
		22,219,393
Health Care Equipment & Supplies — 7.1%
Alcon AG (a)	123,800	11,752,334
Align Technology, Inc. (b)	35,900	5,703,074
Cooper Cos., Inc. (b)	135,200	11,404,120
Enovis Corp. (a) (b)	120,400	4,600,484
Hologic, Inc. (b)	346,300	21,390,951
Penumbra, Inc. (b)	9,100	2,433,431
QuidelOrtho Corp. (a) (b)	132,174	4,622,125
Teleflex, Inc.	121,523	16,793,263
		78,699,782
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc. (a) (b)	18,947	574,473
Encompass Health Corp. (a)	40,700	4,122,096
Molina Healthcare, Inc. (a) (b)	22,300	7,345,397
		12,041,966
BHFTI-330

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Technology — 2.1%
Veeva Systems, Inc. - Class A (b)	101,661	$23,547,737
Hotels, Restaurants & Leisure — 7.9%
Domino's Pizza, Inc. (a)	40,210	18,474,484
DraftKings, Inc. - Class A (b)	365,300	12,131,613
Hilton Worldwide Holdings, Inc.	58,500	13,311,675
Planet Fitness, Inc. - Class A (a) (b)	118,200	11,419,302
Texas Roadhouse, Inc.	28,100	4,682,303
Viking Holdings Ltd. (b)	173,523	6,897,539
Wingstop, Inc.	10,200	2,300,916
Yum! Brands, Inc.	118,171	18,595,389
		87,813,221
Household Durables — 0.3%
TopBuild Corp. (a) (b)	10,000	3,049,500
Household Products — 0.3%
Reynolds Consumer Products, Inc. (a)	122,800	2,930,008
Insurance — 2.6%
Assurant, Inc.	80,300	16,842,925
Axis Capital Holdings Ltd. (a)	60,100	6,024,424
Markel Group, Inc. (b)	3,000	5,608,830
		28,476,179
Interactive Media & Services — 0.9%
Match Group, Inc. (a)	126,246	3,938,875
Reddit, Inc. - Class A (a) (b)	61,129	6,412,432
		10,351,307
IT Services — 0.9%
Gartner, Inc. (b)	21,000	8,814,540
MongoDB, Inc. (b)	10,100	1,771,540
		10,586,080
Life Sciences Tools & Services — 4.5%
Agilent Technologies, Inc.	148,700	17,394,926
Avantor, Inc. (a) (b)	813,600	13,188,456
Bruker Corp. (a)	179,611	7,496,963
Mettler-Toledo International, Inc. (b)	7,900	9,329,189
West Pharmaceutical Services, Inc.	9,218	2,063,726
		49,473,260
Machinery — 4.8%
Esab Corp. (a)	105,817	12,327,681
Fortive Corp. (a)	201,773	14,765,748
IDEX Corp. (a)	32,500	5,881,525
Ingersoll Rand, Inc. (a)	193,400	15,477,802
ITT, Inc.	34,700	4,481,852
		52,934,608
Media — 1.7%
New York Times Co. - Class A	154,800	7,678,080
Trade Desk, Inc. - Class A (b)	199,800	10,933,056
		18,611,136
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy, Inc.	91,300	$21,126,820
EQT Corp.	250,900	13,405,587
Expand Energy Corp.	67,100	7,469,572
Range Resources Corp. (a)	142,100	5,674,053
		47,676,032
Professional Services — 4.4%
Broadridge Financial Solutions, Inc.	43,800	10,619,748
Equifax, Inc. (a)	38,700	9,425,772
Paylocity Holding Corp. (a) (b)	71,399	13,375,889
TransUnion	65,377	5,425,637
UL Solutions, Inc. - Class A (a)	64,795	3,654,438
Verisk Analytics, Inc.	20,800	6,190,496
		48,691,980
Real Estate Management & Development — 0.9%
CoStar Group, Inc. (a) (b)	125,583	9,949,941
Semiconductors & Semiconductor Equipment — 5.0%
Lattice Semiconductor Corp. (a) (b)	316,200	16,584,690
Marvell Technology, Inc.	236,369	14,553,240
Microchip Technology, Inc.	326,800	15,820,388
Monolithic Power Systems, Inc.	6,195	3,592,976
NXP Semiconductors NV	27,700	5,264,662
		55,815,956
Software — 8.8%
Atlassian Corp. - Class A (b)	38,700	8,212,527
CCC Intelligent Solutions Holdings, Inc. (a) (b)	1,141,173	10,304,792
Fair Isaac Corp. (b)	5,400	9,958,464
Fortinet, Inc. (b)	10,600	1,020,356
Monday.com Ltd. (a) (b)	18,300	4,449,828
Onestream, Inc. (a) (b)	91,907	1,961,295
PTC, Inc. (b)	122,263	18,944,652
Roper Technologies, Inc.	6,500	3,832,270
SailPoint, Inc. (b)	49,028	919,275
ServiceTitan, Inc. - Class A (a) (b)	5,940	564,954
Tyler Technologies, Inc. (b)	30,900	17,964,951
Zoom Communications, Inc. (b)	124,200	9,162,234
Zscaler, Inc. (b)	51,300	10,178,946
		97,474,544
Specialty Retail — 3.1%
Bath & Body Works, Inc.	180,844	5,483,190
Burlington Stores, Inc. (b)	42,846	10,211,487
Ross Stores, Inc.	97,800	12,497,862
Ulta Beauty, Inc. (b)	18,382	6,737,739
		34,930,278
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc. - Class A (b)	167,400	7,410,798
Textiles, Apparel & Luxury Goods — 1.1%
Birkenstock Holding PLC (a) (b)	102,098	4,681,193
Lululemon Athletica, Inc. (b)	15,200	4,302,512
BHFTI-331

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods—(Continued)
On Holding AG - Class A (b)	67,100	$2,947,032
		11,930,737
Trading Companies & Distributors — 0.9%
Ferguson Enterprises, Inc. (a)	48,900	7,835,247
United Rentals, Inc.	3,600	2,256,120
		10,091,367
Total Common Stocks (Cost $880,108,638)		1,059,914,009

Convertible Preferred Stocks—0.5%
Automobiles — 0.1%
Nuro, Inc. - Series D † (b) (c) (d)	37,838	496,056
Sila Nanotechnologies, Inc. - Series F † (b) (c) (d)	43,934	859,077
		1,355,133
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (b) (c) (d)	18,350	1,087,604
Health Care Providers & Services — 0.1%
Caris Life Sciences, Inc.- Series D † (b) (c) (d)	156,199	768,499
Software — 0.2%
Databricks, Inc. - Series H † (b) (c) (d)	11,738	1,085,765
Databricks, Inc. - Series I † (b) (c) (d)	4,164	385,170
Databricks, Inc. - Series J † (b) (c) (d)	7,056	652,680
		2,123,615
Total Convertible Preferred Stocks (Cost $6,558,396)		5,334,851

Short-Term Investments—3.9%
Mutual Funds—3.9%
T. Rowe Price Treasury Reserve Fund, 4.385% (e) (f)	42,820,044	42,820,044
Total Short-Term Investments (Cost $42,820,044)		42,820,044

Securities Lending Reinvestments (g)—13.4%
Certificates of Deposit—1.4%
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (h)	1,000,000	999,998
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (h)	2,000,000	1,999,976
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (h)	2,000,000	2,001,180
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (h)	3,000,000	2,999,754
4.580%, SOFR + 0.220%, 12/15/25 (h)	1,000,000	999,775
Royal Bank of Canada
4.680%, SOFR + 0.340%, 05/08/25 (h)	1,000,000	1,000,195
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Svenska Handelsbanken AB
4.540%, SOFR + 0.180%, 08/11/25 (h)	2,000,000	$1,999,996
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (h)	1,000,000	999,895
4.700%, SOFR + 0.340%, 05/09/25 (h)	1,000,000	999,983
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (h)	1,000,000	1,000,131
		15,995,773
Commercial Paper—0.8%
Constellation Funding Co. LLC
4.400%, 05/16/25	3,000,000	2,982,753
ING U.S. Funding LLC
4.560%, SOFR + 0.200%, 09/25/25 (h)	2,000,000	1,999,898
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
4.490%, SOFR + 0.130%, 06/05/25 (h)	1,000,000	999,926
		8,963,718
Repurchase Agreements—5.5%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $5,100,003	5,000,000	5,000,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $12,001,493; collateralized by various Common Stock with an aggregate market value of $13,359,035	12,000,000	12,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $5,000,606; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $5,100,618	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $8,200,622; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $8,160,800	8,000,000	8,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $18,716,217; collateralized by various Common Stock with an aggregate market value of $20,852,429	18,700,000	18,700,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,000,121; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $1,020,124	1,000,000	1,000,000
BHFTI-332

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $200,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $204,000	200,000	$200,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $6,000,747; collateralized by various Common Stock with an aggregate market value of $6,690,726	6,000,000	6,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $5,000,615; collateralized by various Common Stock with an aggregate market value of $5,500,677	5,000,000	5,000,000
		60,900,000
Time Deposits—1.5%
DNB Bank ASA
4.290%, 04/01/25	7,412,779	7,412,779
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	7,016,891	7,016,891
National Bank of Canada
4.400%, OBFR + 0.070%, 04/07/25 (h)	2,000,000	2,000,000
		16,429,670

Mutual Funds—4.2%
Allspring Government Money Market Fund, Select Class, 4.270% (f)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	10,000,000	10,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (f)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (f)	10,000,000	10,000,000
		46,000,000
Total Securities Lending Reinvestments (Cost $148,289,771)		148,289,161
Total Investments—113.3% (Cost $1,077,776,849)		1,256,358,065
Other assets and liabilities (net)—(13.3)%		(147,040,614)
Net Assets—100.0%		$1,109,317,451

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2025, the market value of restricted securities was $5,334,851, which is 0.5% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $212,975,170 and the collateral received consisted of cash in the amount of $148,255,586 and non-cash collateral with a value of $71,427,908. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2025, these securities represent 0.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-333

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$768,499
Databricks, Inc. - Series H	08/31/21	11,738	862,557	1,085,765
Databricks, Inc. - Series I	09/14/23	4,164	306,054	385,170
Databricks, Inc. - Series J	12/17/24	7,056	652,680	652,680
Nuro, Inc. - Series D	10/29/21	37,838	788,760	496,056
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	1,087,604
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	859,077
				$5,334,851
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended March 31, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of March 31, 2025
T. Rowe Price Treasury Reserve Fund	$27,755,595	$39,157,242	$(24,092,793)	$42,820,044

Security Description	Income earned from affiliates during the period	Number of shares held at March 31, 2025
T. Rowe Price Treasury Reserve Fund	$368,369	42,820,044
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,059,914,009	$—	$—	$1,059,914,009
Total Convertible Preferred Stocks*	—	—	5,334,851	5,334,851
Total Short-Term Investments*	42,820,044	—	—	42,820,044
Securities Lending Reinvestments
Certificates of Deposit	—	15,995,773	—	15,995,773
Commercial Paper	—	8,963,718	—	8,963,718
Repurchase Agreements	—	60,900,000	—	60,900,000
Time Deposits	—	16,429,670	—	16,429,670
Mutual Funds	46,000,000	—	—	46,000,000
Total Securities Lending Reinvestments	46,000,000	102,289,161	—	148,289,161
Total Investments	$1,148,734,053	$102,289,161	$5,334,851	$1,256,358,065
Collateral for Securities Loaned (Liability)	$—	$(148,255,586)	$—	$(148,255,586)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2025 is not presented.
BHFTI-334

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—74.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 36.8%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	8,847,885	$7,040,751
2.000%, 04/01/52	5,739,063	4,568,604
2.500%, 01/01/52	6,482,725	5,426,700
2.500%, 02/01/52	7,406,755	6,179,721
2.500%, 04/01/52	1,948,328	1,621,870
2.500%, 05/01/52	6,341,334	5,282,707
3.000%, 09/01/46	750,448	666,213
3.000%, 10/01/46	2,035,901	1,805,798
3.000%, 11/01/46	3,151,215	2,793,834
3.000%, 01/01/47	3,907,464	3,461,288
3.000%, 01/01/50	4,445,690	3,925,149
3.000%, 05/01/52	5,113,416	4,478,028
3.000%, 06/01/52	17,492,965	15,175,672
3.500%, 01/01/44	1,469,362	1,371,360
3.500%, 04/01/45	2,243,789	2,085,183
3.500%, 11/01/45	234,548	216,571
3.500%, 06/01/46	846,933	778,865
3.500%, 08/01/46	982,393	907,545
3.500%, 12/01/47	2,603,229	2,381,082
3.500%, 01/01/48	9,374,500	8,624,071
4.000%, 01/01/45	1,545,727	1,476,612
4.000%, 12/01/45	3,490,193	3,328,998
4.000%, 03/01/48	297,072	281,692
4.000%, 06/01/48	20,276	19,159
4.000%, 11/01/48	474,868	450,234
4.000%, 10/01/52	6,766,375	6,315,657
4.000%, 01/01/54	7,554,497	7,049,459
4.500%, 10/01/48	1,000,968	975,310
4.500%, 08/01/52	2,166,905	2,073,571
4.500%, 11/01/52	6,946,321	6,656,485
5.000%, 06/01/48	285,807	286,446
5.000%, 08/01/48	45,639	45,619
5.000%, 10/01/48	544,022	542,772
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	564,000	500,867
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.840%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,936,148	2,937,058
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 01/25/51 (b)	8,079,355	1,043,161
Federal National Mortgage Association
2.000%, 08/01/40	1,948,956	1,703,170
2.000%, 11/01/40	258,271	220,902
2.000%, 07/01/41	3,155,244	2,694,283
2.000%, 10/01/50	1,624,139	1,302,956
2.000%, 02/01/51	5,349,499	4,282,843
2.000%, 03/01/51	8,124,470	6,505,196
2.000%, 12/01/51	12,976,478	10,342,410
2.000%, 03/01/52	7,777,338	6,189,642
2.000%, 04/01/52	10,268,686	8,236,990
2.000%, 10/01/52	12,711,646	10,115,412
2.500%, 01/01/51	2,501,697	2,084,478
2.500%, 05/01/51	7,558,053	6,399,262
2.500%, 12/01/51	7,690,647	6,487,601
2.500%, 01/01/52	608,684	507,869
2.500%, 02/01/52	7,827,239	6,525,365
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 03/01/52	5,989,834	$4,989,930
3.000%, 07/01/45	6,182,259	5,523,218
3.000%, 09/01/49	3,234,143	2,855,159
3.000%, 10/01/49	884,186	755,096
3.500%, 01/01/44	1,894,513	1,761,200
3.500%, 01/01/48	2,190,177	2,001,284
3.500%, 02/01/48	1,075,136	985,028
4.000%, 08/01/42	264,320	252,276
4.000%, 06/01/47	540,794	510,484
4.000%, 10/01/52	7,253,534	6,768,616
4.000%, 11/01/52	7,266,086	6,780,329
4.000%, 02/01/53	6,535,906	6,098,963
4.500%, 02/01/46	962,798	942,084
4.500%, 05/01/48	2,783,161	2,704,084
4.500%, 08/01/48	479,093	464,052
4.500%, 09/01/52	5,561,983	5,329,508
4.500%, 12/01/52	10,128,532	9,705,936
4.500%, 02/01/53	11,042,115	10,581,546
5.000%, 06/01/53	3,897,302	3,827,877
5.000%, 11/01/53	5,764,282	5,661,697
5.500%, 08/01/53	9,252,520	9,253,290
Federal National Mortgage Association Interest STRIPS
2.000%, 07/25/50 (b)	3,751,907	486,008
2.000%, 07/25/51 (b)	10,883,832	1,386,709
2.000%, 09/25/51 (b)	4,330,567	562,378
2.000%, 03/25/52 (b)	9,196,212	1,215,018
Federal National Mortgage Association REMICS
2.000%, 07/25/52 (b)	32,155,531	4,087,457
3.000%, 06/25/48	1,322,440	1,172,924
3.500%, 01/25/47	429,628	424,552
3.500%, 06/25/47	710,874	694,524
Government National Mortgage Association
2.500%, 09/20/51	2,197,560	1,875,303
3.000%, 10/20/46	623,603	559,972
3.000%, 12/20/46	1,972,019	1,770,288
3.000%, 04/20/47	404,895	363,265
3.000%, 11/20/47	709,699	635,990
3.000%, 10/20/49	761,134	663,829
3.500%, 04/20/46	1,412,888	1,308,859
3.500%, 05/20/46	620,444	574,761
3.500%, 06/20/46	137,661	127,447
3.500%, 11/20/46	2,085,252	1,929,983
3.500%, 01/20/47	364,260	337,099
3.500%, 09/20/47	667,707	615,232
3.500%, 11/20/47	1,364,616	1,261,582
3.500%, 07/20/49	104,544	94,026
4.000%, 11/20/47	683,165	646,585
4.000%, 12/20/47	621,725	587,565
4.000%, 03/20/48	442,198	417,970
4.000%, 10/20/48	892,554	840,256
4.500%, 02/20/47	1,303,631	1,272,230
4.500%, 06/20/47	1,975,947	1,925,911
4.500%, 10/20/52	7,171,670	6,886,895
4.500%, 10/20/54	4,778,132	4,585,425
5.000%, 06/20/47	996,390	996,097
BHFTI-335

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
5.000%, 09/20/47	511,107	$510,957
Government National Mortgage Association REMICS
3.500%, 09/20/48	1,067,044	976,344
5.494%, SOFR30A + 1.150%, 06/20/54 (a)	1,632,138	1,630,914
5.594%, SOFR30A + 1.250%, 02/20/54 (a)	1,580,084	1,584,098
Government National Mortgage Association, TBA
2.500%, TBA (c)	15,725,000	13,410,941
4.000%, TBA (c)	14,275,000	13,362,057
4.500%, TBA (c)	6,800,000	6,523,750
5.000%, TBA (c)	16,700,000	16,425,152
5.500%, TBA (c)	9,750,000	9,770,038
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	8,250,000	6,555,265
2.500%, TBA (c)	7,600,000	6,318,912
3.000%, TBA (c)	3,850,000	3,336,268
3.500%, TBA (c)	30,700,000	27,667,321
4.000%, TBA (c)	3,550,000	3,302,448
4.500%, TBA (c)	12,300,000	11,764,549
5.000%, TBA (c)	14,075,000	13,794,210
5.500%, TBA (c)	8,650,000	8,638,502
		460,002,014
U.S. Treasury — 38.0%
U.S. Treasury Bonds
4.625%, 02/15/55	54,446,000	54,811,809
4.750%, 02/15/45 (d)	64,170,000	65,343,108
U.S. Treasury Inflation-Indexed Notes
2.125%, 01/15/35 (d) (e)	14,330,994	14,709,862
U.S. Treasury Notes
3.875%, 03/31/27	41,195,000	41,180,518
3.875%, 03/15/28	54,905,000	54,896,421
4.000%, 03/31/30	193,550,000	193,943,148
4.625%, 02/15/35 (d)	48,538,000	50,145,821
		475,030,687
Total U.S. Treasury & Government Agencies (Cost $947,117,499)		935,032,701

Corporate Bonds & Notes—15.6%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A)	1,500,000	1,490,296
Boeing Co.
5.805%, 05/01/50	590,000	561,669
6.528%, 05/01/34 (d)	935,000	1,001,840
		3,053,805
Agriculture — 0.0%
BAT Capital Corp.
5.650%, 03/16/52	280,000	257,754
Airlines — 0.2%
United Airlines Pass-Through Trust
5.800%, 07/15/37	1,834,203	1,859,160
Security Description	Principal Amount*	Value

Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC
5.650%, 03/25/32 (144A) (d)	2,040,000	$2,031,392
Banks — 3.8%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a) (d)	6,285,000	6,113,887
2.087%, SOFR + 1.060%, 06/14/29 (a) (d)	4,250,000	3,929,894
2.299%, SOFR + 1.220%, 07/21/32 (a) (d)	1,610,000	1,375,198
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	972,499
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a)	80,000	77,063
2.976%, SOFR + 1.422%, 11/05/30 (a)	1,090,000	1,003,732
3.057%, SOFR + 1.351%, 01/25/33 (a)	885,000	775,877
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a) (d)	4,250,000	4,121,718
1.542%, SOFR + 0.818%, 09/10/27 (a) (d)	1,372,000	1,312,629
1.948%, SOFR + 0.913%, 10/21/27 (a) (d)	1,550,000	1,486,748
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/28 (a)	1,110,000	1,038,565
4.755%, SOFR + 2.110%, 06/09/28 (a)	150,000	149,974
JPMorgan Chase & Co.
1.040%, 3M TSFR + 0.695%, 02/04/27 (a) (d)	2,430,000	2,359,236
1.045%, SOFR + 0.800%, 11/19/26 (a)	435,000	425,512
1.578%, SOFR + 0.885%, 04/22/27 (a) (d)	5,695,000	5,522,229
1.953%, SOFR + 1.065%, 02/04/32 (a)	215,000	182,899
2.182%, SOFR + 1.890%, 06/01/28 (a)	580,000	551,986
2.580%, 3M TSFR + 1.250%, 04/22/32 (a)	295,000	259,196
2.739%, 3M TSFR + 1.510%, 10/15/30 (a) (d)	1,215,000	1,114,884
2.947%, SOFR + 1.170%, 02/24/28 (a)	1,250,000	1,214,311
Morgan Stanley
1.928%, SOFR + 1.020%, 04/28/32 (a)	300,000	251,346
2.239%, SOFR + 1.178%, 07/21/32 (a) (d)	525,000	447,014
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,275,000	1,229,565
PNC Financial Services Group, Inc.
5.676%, SOFR + 1.902%, 01/22/35 (a)	265,000	271,239
6.875%, SOFR + 2.284%, 10/20/34 (a) (d)	580,000	641,274
Santander U.K. Group Holdings PLC
1.532%, 1Y H15 + 1.250%, 08/21/26 (a) (d)	330,000	325,544
2.469%, SOFR + 1.220%, 01/11/28 (a)	540,000	518,941
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (a)	110,000	106,888
5.678%, SOFR + 1.860%, 01/23/35 (a) (d)	350,000	357,806
5.850%, SOFR + 2.090%, 10/21/33 (a)	435,000	450,812
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a) (d)	4,790,000	4,571,641
3.350%, SOFR + 1.500%, 03/02/33 (a) (d)	1,585,000	1,422,097
4.897%, SOFR + 2.100%, 07/25/33 (a) (d)	1,430,000	1,409,421
5.244%, SOFR + 1.110%, 01/24/31 (a) (d)	925,000	940,507
5.574%, SOFR + 1.740%, 07/25/29 (a) (d)	610,000	626,585
		47,558,717
Beverages — 0.0%
Bacardi Ltd.
5.300%, 05/15/48 (144A)	605,000	532,184
BHFTI-336

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,628,000	$3,135,296
4.375%, 06/01/47	345,000	269,602
		3,404,898
Commercial Services — 0.1%
Rollins, Inc.
5.250%, 02/24/35 (144A)	1,585,000	1,576,998
Computers — 0.1%
Dell International LLC/EMC Corp.
5.000%, 04/01/30	1,245,000	1,250,803
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	2,195,000	2,062,664
5.750%, 06/06/28 (d)	455,000	468,016
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,192,623
		3,723,303
Electric — 2.3%
AEP Transmission Co. LLC
5.150%, 04/01/34 (d)	935,000	934,638
Appalachian Power Co.
3.300%, 06/01/27	760,000	740,426
4.450%, 06/01/45	1,440,000	1,172,185
Arizona Public Service Co.
5.700%, 08/15/34 (d)	2,595,000	2,645,530
Duke Energy Carolinas LLC
4.250%, 12/15/41 (d)	1,300,000	1,111,041
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	831,009
4.100%, 03/15/43	2,325,000	1,913,871
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A)	2,155,000	2,206,227
Eversource Energy
4.600%, 07/01/27 (d)	1,660,000	1,661,283
5.950%, 02/01/29 (d)	1,160,000	1,204,767
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A) (d)	570,000	549,522
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,588,075
5.700%, 03/15/55 (d)	895,000	913,767
International Transmission Co.
4.625%, 08/15/43 (d)	2,500,000	2,157,154
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	825,377
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (144A) (d)	1,255,000	1,268,971
Public Service Co. of Colorado
5.250%, 04/01/53	1,545,000	1,428,442
Public Service Co. of New Mexico
3.850%, 08/01/25	3,135,000	3,117,585
Security Description	Principal Amount*	Value

Electric—(Continued)
Southwestern Electric Power Co.
4.100%, 09/15/28 (d)	3,000,000	$2,949,454
		29,219,324
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.050%, 03/15/42	4,510,000	3,607,115
5.141%, 03/15/52 (d)	2,592,000	1,889,560
		5,496,675
Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32 (d)	25,000	21,506
4.375%, 02/02/52 (d)	1,500,000	1,164,427
6.500%, 12/01/52 (d)	810,000	839,029
6.750%, 03/15/34	1,051,000	1,134,621
Pilgrim's Pride Corp.
3.500%, 03/01/32 (d)	1,200,000	1,055,186
		4,214,769
Gas — 1.2%
Brooklyn Union Gas Co.
3.407%, 03/10/26 (144A)	2,500,000	2,465,423
CenterPoint Energy Resources Corp.
5.400%, 07/01/34	2,155,000	2,176,809
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (d)	1,780,000	1,552,672
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	5,000,000	3,377,359
Piedmont Natural Gas Co., Inc.
5.100%, 02/15/35 (d)	1,175,000	1,163,746
Southern Co. Gas Capital Corp.
3.250%, 06/15/26 (d)	4,000,000	3,942,484
Spire, Inc.
4.700%, 08/15/44	1,000,000	853,669
		15,532,162
Healthcare-Services — 1.7%
Centene Corp.
3.000%, 10/15/30	1,727,000	1,510,484
Cigna Group
3.400%, 03/15/51 (d)	739,000	494,838
CommonSpirit Health
2.782%, 10/01/30 (d)	870,000	782,349
3.347%, 10/01/29 (d)	110,000	103,675
Elevance Health, Inc.
5.200%, 02/15/35 (d)	1,905,000	1,911,158
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	2,050,000	1,959,024
HCA, Inc.
5.250%, 06/15/26	805,000	807,352
5.875%, 02/01/29 (d)	2,000,000	2,060,867
Humana, Inc.
3.700%, 03/23/29 (d)	4,685,000	4,488,644
BHFTI-337

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
New York & Presbyterian Hospital
3.563%, 08/01/36	4,490,000	$3,841,359
UnitedHealth Group, Inc.
5.150%, 07/15/34 (d)	3,785,000	3,810,616
		21,770,366
Insurance — 0.3%
Farmers Exchange Capital III
5.454%, 10/15/54 (144A) (d)	3,530,000	3,177,000
Farmers Insurance Exchange
4.747%, 11/01/57 (144A)	90,000	72,985
		3,249,985
Internet — 0.2%
Uber Technologies, Inc.
4.800%, 09/15/34 (d)	2,150,000	2,088,102
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 05/01/47	3,395,000	2,813,028
Time Warner Cable LLC
4.500%, 09/15/42	20,000	15,235
5.500%, 09/01/41	1,605,000	1,392,091
5.875%, 11/15/40 (d)	1,850,000	1,696,196
		5,916,550
Oil & Gas — 0.0%
Petroleos Mexicanos
6.350%, 02/12/48 (d)	55,000	36,614
6.750%, 09/21/47	647,000	442,400
		479,014
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.625%, 04/28/26	2,625,000	2,596,911
Amcor Flexibles North America, Inc.
5.500%, 03/17/35 (144A) (d)	1,680,000	1,685,682
Berry Global, Inc.
1.570%, 01/15/26 (d)	1,587,000	1,546,870
1.650%, 01/15/27	2,631,000	2,495,919
		8,325,382
Pharmaceuticals — 0.7%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A) (d)	2,776,000	2,704,161
4.400%, 07/15/44 (144A)	1,205,000	917,959
4.625%, 06/25/38 (144A)	1,250,000	1,079,156
4.875%, 06/25/48 (144A) (d)	1,965,000	1,571,558
CVS Health Corp.
4.780%, 03/25/38	305,000	273,661
5.050%, 03/25/48	600,000	512,007
5.125%, 07/20/45	538,000	469,051
5.875%, 06/01/53 (d)	705,000	665,535
		8,193,088
Security Description	Principal Amount*	Value

Pipelines — 0.0%
TransCanada PipeLines Ltd.
4.625%, 03/01/34	145,000	$136,753
Real Estate Investment Trusts — 1.3%
American Assets Trust LP
3.375%, 02/01/31	1,950,000	1,718,159
American Homes 4 Rent LP
2.375%, 07/15/31	975,000	836,489
3.375%, 07/15/51	610,000	404,160
American Tower Corp.
2.300%, 09/15/31 (d)	2,404,000	2,055,630
2.700%, 04/15/31	1,396,000	1,234,120
5.550%, 07/15/33	710,000	725,630
Extra Space Storage LP
2.400%, 10/15/31 (d)	349,000	296,952
3.900%, 04/01/29 (d)	320,000	308,891
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	60,000	55,934
5.750%, 06/01/28 (d)	2,000,000	2,035,098
Healthcare Realty Holdings LP
3.500%, 08/01/26	2,399,000	2,359,563
Hudson Pacific Properties LP
3.250%, 01/15/30	1,958,000	1,348,402
3.950%, 11/01/27	24,000	21,218
4.650%, 04/01/29 (d)	335,000	253,231
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 (d)	964,000	806,663
5.500%, 08/15/33 (d)	255,000	256,624
LXP Industrial Trust
6.750%, 11/15/28 (d)	410,000	433,572
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A)	450,000	429,627
4.125%, 08/15/30 (144A) (d)	57,000	53,656
4.625%, 06/15/25 (144A)	110,000	109,972
		15,743,591
Savings & Loans — 0.0%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a) (d)	395,000	382,442
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	105,000	106,691
Intel Corp.
2.000%, 08/12/31 (d)	765,000	639,129
3.050%, 08/12/51	819,000	481,543
3.734%, 12/08/47	195,000	135,927
4.900%, 08/05/52 (d)	160,000	131,147
5.600%, 02/21/54 (d)	310,000	281,913
		1,776,350
Software — 0.3%
Open Text Corp.
6.900%, 12/01/27 (144A)	2,060,000	2,132,103
BHFTI-338

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
4.800%, 08/03/28	970,000	$977,831
		3,109,934
Telecommunications — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152%, 09/20/29 (144A)	990,000	992,318
T-Mobile USA, Inc.
3.750%, 04/15/27	2,145,000	2,113,949
5.125%, 05/15/32 (d)	990,000	996,226
		4,102,493
Total Corporate Bonds & Notes (Cost $206,297,802)		194,985,994

Asset-Backed Securities—8.2%
Asset-Backed - Home Equity — 0.8%
New Century Home Equity Loan Trust
5.215%, 1M TSFR + 0.894%, 08/25/34 (a)	4,443,450	4,358,654
Soundview Home Loan Trust
4.645%, 1M TSFR + 0.324%, 06/25/37 (a)	9,036,288	5,890,751
		10,249,405
Asset-Backed - Other — 6.2%
AGL CLO 12 Ltd.
5.715%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,401,804
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
5.185%, 1M TSFR + 0.864%, 01/25/36 (a)	3,772,365	3,703,293
Apidos CLO XXV Ltd.
5.471%, 3M TSFR + 1.140%, 01/20/37 (144A) (a)	2,610,000	2,603,728
Barings CLO Ltd.
5.452%, 3M TSFR + 1.150%, 10/15/30 (144A) (a)	3,281,846	3,278,616
Buttermilk Park CLO Ltd.
5.672%, 3M TSFR + 1.370%, 10/15/31 (144A) (a)	4,600,000	4,589,360
Carrington Mortgage Loan Trust
4.575%, 1M TSFR + 0.254%, 12/25/36 (a)	4,447,233	4,364,782
CIFC Funding Ltd.
5.302%, 3M TSFR + 0.990%, 01/17/35 (144A) (a)	3,160,000	3,134,676
Clover CLO LLC
5.823%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	5,000,000	5,008,210
Countrywide Asset-Backed Certificates Trust
5.785%, 1M TSFR + 1.464%, 08/25/47 (a)	2,973,759	2,778,881
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,298,260
Dryden 72 CLO Ltd.
5.423%, 3M TSFR + 1.100%, 05/15/32 (144A) (a)	3,021,757	3,013,861
Dryden 95 CLO Ltd.
5.922%, 3M TSFR + 1.600%, 08/20/34 (144A) (a)	3,220,000	3,220,670
Dryden XXVI Senior Loan Fund
5.464%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	813,781	813,604
Flexential Issuer
3.250%, 11/27/51 (144A)	4,753,000	4,535,509
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
JP Morgan Mortgage Acquisition Trust
4.960%, 1M TSFR + 0.639%, 01/25/37 (a)	8,307,000	$7,889,642
LCM 37 Ltd.
5.362%, 3M TSFR + 1.060%, 04/15/34 (144A) (a)	4,000,000	3,985,760
Neuberger Berman CLO XVI-S Ltd.
5.490%, 3M TSFR + 1.180%, 04/15/39 (144A) (a)	3,000,000	2,982,948
Palmer Square Loan Funding Ltd.
5.702%, 3M TSFR + 1.400%, 04/15/31 (144A) (a)	3,600,000	3,600,101
Rockford Tower CLO Ltd.
5.452%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	3,185,161	3,178,743
5.745%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	1,640,925	1,641,962
Structured Asset Investment Loan Trust
5.235%, 1M TSFR + 0.914%, 07/25/34 (a)	1,061,050	1,091,783
Voya CLO Ltd.
5.443%, 3M TSFR + 1.150%, 10/18/31 (144A) (a)	2,351,109	2,349,150
		76,465,343
Asset-Backed - Student Loan — 1.2%
Navient Student Loan Trust
5.954%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,394,256
SLM Student Loan Trust
5.149%, SOFR90A + 0.592%, 01/25/28 (a)	1,005,179	995,216
5.189%, SOFR90A + 0.632%, 01/25/40 (a)	2,006,182	1,910,188
5.845%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	1,968,343	1,944,948
6.254%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,781,501
Wachovia Student Loan Trust
4.989%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	2,122,187	2,088,344
		15,114,453
Total Asset-Backed Securities (Cost $101,473,947)		101,829,201

Mortgage-Backed Securities—8.1%
Collateralized Mortgage Obligations — 5.5%
Angel Oak Mortgage Trust
3.353%, 01/25/67 (144A) (a)	5,951,842	5,608,831
CIM Trust
1.951%, 06/25/57 (144A) (a)	3,622,087	3,319,098
2.000%, 05/01/61 (144A) (a)	4,366,022	3,971,260
2.000%, 08/25/61 (144A) (a)	3,846,703	3,337,102
2.500%, 04/25/51 (144A) (a)	9,784,135	7,993,697
3.000%, 10/25/59 (144A) (a)	3,412,151	3,147,604
5.400%, 04/25/62 (144A) (a)	5,849,274	5,760,872
CSMC Trust
3.850%, 09/25/57 (144A) (a)	3,342,042	3,198,718
4.547%, 05/25/67 (144A) (a)	3,403,746	3,385,340
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	13,889,193	11,900,666
2.500%, 06/25/52 (144A) (a)	8,739,429	7,727,804
5.500%, 06/25/55 (144A) (a)	2,622,447	2,611,210
PHH Alternative Mortgage Trust
5.035%, 1M TSFR + 0.714%, 07/25/37 (a)	2,606,230	2,549,238
WaMu Mortgage Pass-Through Certificates Trust
5.015%, 1M TSFR + 0.694%, 10/25/45 (a)	1,305,721	1,297,484
BHFTI-339

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Mortgage-Backed Securities—(Continued)
Foreign Government—0.1%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
6.208%, 06/25/34 (a)	2,118,090	$2,061,948
		67,870,872
Commercial Mortgage-Backed Securities — 2.6%
BAMLL Commercial Mortgage Securities Trust
4.091%, 08/10/38 (144A) (a)	3,265,000	3,162,016
Bank
4.493%, 06/15/55 (a)	4,231,000	4,067,959
BX Trust
3.202%, 12/09/41 (144A)	895,000	826,377
BXHPP Trust
5.084%, 1M TSFR + 0.764%, 08/15/36 (144A) (a)	4,777,000	4,610,961
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	3,003,531
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,664,812
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	1,850,000	1,679,168
3.228%, 07/10/39 (144A)	1,875,000	1,733,720
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	1,855,563
LCCM Trust
3.551%, 07/12/50 (144A)	2,834,000	2,744,622
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,133,820
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	2,219,000	1,947,311
4.144%, 01/05/43 (144A) (a)	110,000	97,424
SMRT Commercial Mortgage Trust
7.670%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,312,413
		32,839,697
Total Mortgage-Backed Securities (Cost $106,084,386)		100,710,569

Municipals—0.6%
City of New York, General Obligation Unlimited
5.968%, 03/01/36	1,750,000	1,842,899
County of Miami-Dade Aviation Revenue
3.555%, 10/01/34	600,000	541,267
New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,230,571
5.267%, 05/01/27	2,150,000	2,193,264
Regents of the University of California Medical Center Pooled Revenue
3.256%, 05/15/60	3,420,000	2,188,618
Total Municipals (Cost $9,524,841)		7,996,619

Security Description	Principal Amount*/ Shares	Value

Sovereign — 0.1%
Israel Government International Bonds
5.375%, 02/19/30 (Cost $842,886)	850,000	$856,212

Short-Term Investments—5.0%
Mutual Funds—2.2%
State Street Institutional Liquid Reserves Fund, Trust Class, 4.210% (f)	27,570,454	27,570,454

U.S. Treasury—2.8%
U.S. Treasury Bills
4.215%, 05/20/25 (g)	5,790,000	5,756,664
4.235%, 05/15/25 (d) (g)	25,250,000	25,119,329
4.297%, 05/08/25 (g)	3,620,000	3,604,244
		34,480,237
Total Short-Term Investments (Cost $62,050,797)		62,050,691

Securities Lending Reinvestments (h)—11.7%
Certificates of Deposit—1.1%
Bank of America NA
4.560%, SOFR + 0.200%, 07/09/25 (a)	4,000,000	4,000,212
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (a)	1,000,000	999,998
Mizuho Bank Ltd.
4.560%, SOFR + 0.200%, 08/19/25 (a)	2,000,000	2,000,112
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 11/21/25 (a)	3,000,000	2,999,754
4.580%, SOFR + 0.220%, 12/15/25 (a)	1,000,000	999,775
Svenska Handelsbanken AB
4.540%, SOFR + 0.180%, 08/11/25 (a)	1,500,000	1,499,997
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (a)	1,000,000	999,895
		13,499,743
Commercial Paper—0.5%
Concord Minutemen Capital Co. LLC
4.540%, SOFR + 0.200%, 05/13/25 (a)	2,000,000	2,000,020
Ionic Funding LLC
4.420%, 05/14/25	2,000,000	1,988,972
Ionic Funding LLC (Series III)
4.430%, 04/24/25	2,000,000	1,994,124
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
		6,975,285
Repurchase Agreements—4.2%
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 04/30/25 - 08/15/53, and an aggregate market value of $2,040,001	2,000,000	2,000,000
BHFTI-340

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/01/25 with a maturity value of $6,000,743; collateralized by various Common Stock with an aggregate market value of $6,679,517	6,000,000	$6,000,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $10,001,211; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $10,201,235	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $5,125,389; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $5,100,500	5,000,000	5,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $4,000,499; collateralized by various Common Stock with an aggregate market value of $4,460,471	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $5,004,336; collateralized by various Common Stock with an aggregate market value of $5,575,516	5,000,000	5,000,000
Natixis SA (NY)
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,541,474; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 07/31/25 - 08/15/32, and an aggregate market value of $5,652,305	5,540,804	5,540,804
Nomura Securities International, Inc.
Repurchase Agreement dated 03/31/25 at 4.350%, due on 04/01/25 with a maturity value of $5,000,604; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 04/08/25 - 11/15/44, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $5,022,361; collateralized by various Common Stock with an aggregate market value of $5,556,266	5,000,000	5,000,000
Santander U.S. Capital Markets LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $2,000,242; collateralized by U.S. Government Agency Obligation with rates ranging from 0.010% - 5.690%, maturity dates ranging from 05/25/54 - 04/25/55, and an aggregate market value of $2,040,247	2,000,000	2,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $300,036; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $306,000	300,000	$300,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $2,000,249; collateralized by various Common Stock with an aggregate market value of $2,230,242	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $675,083; collateralized by various Common Stock with an aggregate market value of $742,592	675,000	675,000
		52,515,804
Time Deposits—1.2%
DNB Bank ASA
4.290%, 04/01/25	7,331,868	7,331,869
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	7,331,869	7,331,869
		14,663,738

Mutual Funds—4.7%
Allspring Government Money Market Fund, Select Class, 4.270% (f)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (f)	8,000,000	8,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (f)	8,000,000	8,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.220% (f)	10,000,000	10,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (f)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (f)	8,000,000	8,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (f)	5,000,000	5,000,000
		59,000,000
Total Securities Lending Reinvestments (Cost $146,655,657)		146,654,570
Total Investments—124.1% (Cost $1,580,047,815)		1,550,116,557
Other assets and liabilities (net)—(24.1)%		(300,859,371)
Net Assets—100.0%		$1,249,257,186

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the

BHFTI-341

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $172,054,504 and the collateral received consisted of cash in the amount of $146,637,374 and non-cash collateral with a value of $29,255,592. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.

government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$190,091,018, which is 15.2% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/25	1,960	USD	406,056,877	$2,000,355
U.S. Treasury Note 5 Year Futures	06/30/25	469	USD	50,725,281	711,404

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/18/25	(175)	USD	(19,971,875)	(281,606)
U.S. Treasury Ultra Long Bond Futures	06/18/25	(83)	USD	(10,146,750)	(253,654)
Net Unrealized Appreciation					$2,176,499
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$935,032,701	$—	$935,032,701
Total Corporate Bonds & Notes*	—	194,985,994	—	194,985,994
Total Asset-Backed Securities*	—	101,829,201	—	101,829,201
Total Mortgage-Backed Securities*	—	100,710,569	—	100,710,569
Total Municipals*	—	7,996,619	—	7,996,619
Total Foreign Government*	—	856,212	—	856,212
Short-Term Investments
Mutual Funds	27,570,454	—	—	27,570,454
U.S. Treasury	—	34,480,237	—	34,480,237
Total Short-Term Investments	27,570,454	34,480,237	—	62,050,691
Securities Lending Reinvestments
Certificates of Deposit	—	13,499,743	—	13,499,743
Commercial Paper	—	6,975,285	—	6,975,285
Repurchase Agreements	—	52,515,804	—	52,515,804
Time Deposits	—	14,663,738	—	14,663,738
Mutual Funds	59,000,000	—	—	59,000,000
Total Securities Lending Reinvestments	59,000,000	87,654,570	—	146,654,570
Total Investments	$86,570,454	$1,463,546,103	$—	$1,550,116,557
Collateral for Securities Loaned (Liability)	$—	$(146,637,374)	$—	$(146,637,374)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,711,759	$—	$—	$2,711,759
BHFTI-342

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (Unrealized Depreciation)	$(535,260)	$—	$—	$(535,260)
Total Futures Contracts	$2,176,499	$—	$—	$2,176,499

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-343

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
Textron, Inc.	153,000	$11,054,250
Automobile Components — 1.8%
Aptiv PLC (a)	102,400	6,092,800
BorgWarner, Inc. (b)	345,000	9,884,250
		15,977,050
Banks — 3.3%
Huntington Bancshares, Inc.	794,600	11,926,946
Prosperity Bancshares, Inc.	113,100	8,071,947
Truist Financial Corp.	213,100	8,769,065
		28,767,958
Beverages — 0.8%
Primo Brands Corp. (b)	189,000	6,707,610
Broadline Retail — 1.3%
eBay, Inc. (b)	160,700	10,884,211
Building Products — 1.1%
Carrier Global Corp.	155,100	9,833,340
Capital Markets — 1.0%
Raymond James Financial, Inc. (b)	59,700	8,292,927
Chemicals — 5.6%
Axalta Coating Systems Ltd. (a)	369,500	12,256,315
CF Industries Holdings, Inc.	138,500	10,823,775
RPM International, Inc.	99,400	11,498,592
Westlake Corp. (b)	140,800	14,084,224
		48,662,906
Commercial Services & Supplies — 0.8%
Republic Services, Inc.	28,300	6,853,128
Consumer Staples Distribution & Retail — 6.2%
BJ's Wholesale Club Holdings, Inc. (a) (b)	77,700	8,865,570
Maplebear, Inc. (a)	262,900	10,487,081
Performance Food Group Co. (a)	174,800	13,744,524
U.S. Foods Holding Corp. (a)	308,200	20,174,772
		53,271,947
Containers & Packaging — 6.4%
AptarGroup, Inc.	80,700	11,974,266
Avery Dennison Corp.	52,600	9,361,222
Crown Holdings, Inc. (b)	190,500	17,004,030
Graphic Packaging Holding Co. (b)	304,400	7,902,224
Packaging Corp. of America	45,400	8,990,108
		55,231,850
Electric Utilities — 3.7%
Alliant Energy Corp. (b)	364,700	23,468,445
Xcel Energy, Inc. (b)	117,700	8,331,983
		31,800,428
Security Description	Shares	Value
Electrical Equipment — 1.5%
Hubbell, Inc.	12,650	$4,186,011
Regal Rexnord Corp. (b)	79,900	9,096,615
		13,282,626
Electronic Equipment, Instruments & Components — 4.1%
Flex Ltd. (a)	63,600	2,103,888
Keysight Technologies, Inc. (a)	68,700	10,289,199
Trimble, Inc. (a)	185,000	12,145,250
Zebra Technologies Corp. - Class A (a)	38,400	10,850,304
		35,388,641
Energy Equipment & Services — 1.8%
Baker Hughes Co.	357,400	15,707,730
Ground Transportation — 3.7%
JB Hunt Transport Services, Inc.	73,300	10,844,735
Knight-Swift Transportation Holdings, Inc.	284,100	12,355,509
Landstar System, Inc.	58,900	8,846,780
		32,047,024
Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc. (a)	162,200	13,681,570
Hologic, Inc. (a) (b)	235,200	14,528,304
		28,209,874
Health Care Providers & Services — 2.1%
Quest Diagnostics, Inc. (b)	108,300	18,324,360
Hotels, Restaurants & Leisure — 2.6%
Expedia Group, Inc. (b)	97,100	16,322,510
Hilton Worldwide Holdings, Inc.	26,700	6,075,585
		22,398,095
Insurance — 10.2%
American Financial Group, Inc.	74,900	9,837,366
Fidelity National Financial, Inc.	264,000	17,181,120
Hartford Insurance Group, Inc.	156,000	19,301,880
Old Republic International Corp.	350,300	13,738,766
Principal Financial Group, Inc.	127,000	10,714,990
Willis Towers Watson PLC	51,800	17,505,810
		88,279,932
IT Services — 2.1%
Akamai Technologies, Inc. (a) (b)	129,900	10,456,950
Globant SA (a) (b)	62,400	7,345,728
		17,802,678
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	38,300	4,480,334
Machinery — 4.9%
AGCO Corp. (b)	118,100	10,932,517
Lincoln Electric Holdings, Inc. (b)	47,900	9,060,764
Middleby Corp. (a) (b)	80,500	12,234,390
BHFTI-344

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Xylem, Inc.	82,000	$9,795,720
		42,023,391
Metals & Mining — 2.6%
Franco-Nevada Corp.	93,300	14,700,348
Steel Dynamics, Inc.	58,700	7,342,196
		22,042,544
Oil, Gas & Consumable Fuels — 4.3%
Chord Energy Corp.	105,600	11,903,232
Coterra Energy, Inc.	537,100	15,522,190
Devon Energy Corp.	257,100	9,615,540
		37,040,962
Professional Services — 4.2%
FTI Consulting, Inc. (a)	56,600	9,286,928
Genpact Ltd.	347,900	17,527,202
TransUnion (b)	112,400	9,328,076
		36,142,206
Residential REITs — 3.1%
Camden Property Trust	130,700	15,984,610
Equity LifeStyle Properties, Inc.	167,800	11,192,260
		27,176,870
Retail REITs — 1.8%
NNN REIT, Inc. (b)	365,300	15,580,045
Semiconductors & Semiconductor Equipment — 1.7%
MKS Instruments, Inc. (b)	113,600	9,105,040
ON Semiconductor Corp. (a)	138,400	5,631,496
		14,736,536
Software — 1.2%
Check Point Software Technologies Ltd. (a)	46,000	10,484,320
Specialized REITs — 3.4%
Lamar Advertising Co. - Class A	118,800	13,517,064
SBA Communications Corp.	70,300	15,466,703
		28,983,767
Specialty Retail — 1.9%
Bath & Body Works, Inc.	221,800	6,724,976
Ross Stores, Inc.	73,600	9,405,344
		16,130,320
Textiles, Apparel & Luxury Goods — 1.8%
Ralph Lauren Corp.	32,000	7,063,680
Skechers USA, Inc. - Class A (a)	143,800	8,164,964
		15,228,644
Security Description	Shares/ Principal Amount*	Value
Water Utilities — 1.9%
American Water Works Co., Inc. (b)	112,400	$16,581,248
Total Common Stocks (Cost $775,781,776)		845,409,752

Short-Term Investments—2.0%
Repurchase Agreement—2.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $17,341,053; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $17,686,376	17,339,488	17,339,488
Total Short-Term Investments (Cost $17,339,488)		17,339,488

Securities Lending Reinvestments (c)—13.0%
Certificates of Deposit—1.8%
Bank of America NA
4.560%, SOFR + 0.200%, 07/09/25 (d)	3,000,000	3,000,159
Bank of Montreal
4.710%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	999,998
BNP Paribas SA
4.550%, SOFR + 0.210%, 07/22/25 (d)	2,000,000	1,999,976
Cooperatieve Rabobank UA
4.700%, SOFR + 0.340%, 07/30/25 (d)	1,000,000	1,000,590
Credit Industriel et Commercial
Zero Coupon, 05/12/25	1,000,000	994,890
Mizuho Bank Ltd.
4.590%, SOFR + 0.230%, 05/09/25 (d)	2,000,000	2,000,020
Oversea-Chinese Banking Corp. Ltd.
4.580%, SOFR + 0.220%, 12/15/25 (d)	1,000,000	999,775
Svenska Handelsbanken AB
4.540%, SOFR + 0.180%, 08/11/25 (d)	1,500,000	1,499,997
Toronto-Dominion Bank
4.650%, SOFR + 0.290%, 03/20/26 (d)	1,000,000	999,895
4.700%, SOFR + 0.340%, 05/09/25 (d)	1,000,000	999,983
Westpac Banking Corp.
4.670%, SOFR + 0.330%, 04/28/25 (d)	1,000,000	1,000,131
		15,495,414
Commercial Paper—0.6%
Ionic Funding LLC (Series III)
4.430%, 04/24/25	2,000,000	1,994,125
Sheffield Receivables Co. LLC
4.380%, 04/21/25	1,000,000	997,404
Thunder Bay Funding LLC
4.380%, 06/03/25	1,000,000	992,169
4.490%, SOFR + 0.130%, 06/05/25 (d)	1,000,000	999,926
		4,983,624
BHFTI-345

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—5.9%
BNP Paribas Financial Markets
Repurchase Agreement dated 03/31/25 at 4.390%, due on 04/01/25 with a maturity value of $300,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.125%, maturity dates ranging from 04/15/28 - 02/15/43, and an aggregate market value of $306,356	300,000	$300,000
CF Secured LLC
Repurchase Agreement dated 03/31/25 at 4.360%, due on 04/01/25 with a maturity value of $1,147,530; collateralized by U.S. Government Agency Obligation with rates ranging from 1.020% - 6.500%, maturity dates ranging from 07/25/30 - 05/20/71, and an aggregate market value of $1,170,481	1,147,391	1,147,391
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/25 at 4.340%, due on 04/01/25 with a maturity value of $15,001,808; collateralized by U.S. Treasury Obligations with rates ranging from 2.750% - 4.000%, maturity dates ranging from 02/15/28 - 07/31/29, and an aggregate market value of $15,300,003	15,000,000	15,000,000
Repurchase Agreement dated 03/31/25 at 4.880%, due on 10/02/25 with a maturity value of $4,100,311; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.625%, maturity dates ranging from 03/31/28 - 02/15/44, and various Common Stock with an aggregate market value of $4,080,400	4,000,000	4,000,000
National Bank Financial, Inc.
Repurchase Agreement dated 03/31/25 at 4.490%, due on 04/01/25 with a maturity value of $2,500,312; collateralized by various Common Stock with an aggregate market value of $2,787,794	2,500,000	2,500,000
National Bank of Canada
Repurchase Agreement dated 03/31/25 at 4.460%, due on 04/07/25 with a maturity value of $10,008,672; collateralized by various Common Stock with an aggregate market value of $11,151,031	10,000,000	10,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 03/31/25 at 4.540%, due on 04/07/25 with a maturity value of $10,008,828; collateralized by various Common Stock with an aggregate market value of $11,151,362	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 03/31/25 at 4.600%, due on 05/05/25 with a maturity value of $4,017,889; collateralized by various Common Stock with an aggregate market value of $4,445,012	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 03/31/25 at 4.300%, due on 04/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 09/30/25 - 02/15/45, and an aggregate market value of $102,000	100,000	100,000
Repurchase Agreement dated 03/31/25 at 4.480%, due on 04/01/25 with a maturity value of $3,000,373; collateralized by various Common Stock with an aggregate market value of $3,345,363	3,000,000	3,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 03/31/25 at 4.430%, due on 04/01/25 with a maturity value of $1,000,123; collateralized by various Common Stock with an aggregate market value of $1,100,135	1,000,000	$1,000,000
		51,047,391
Time Deposits—2.0%
Banco Santander SA
4.320%, 04/01/25	5,610,055	5,610,055
DNB Bank ASA
4.290%, 04/01/25	5,610,056	5,610,056
DZ Bank AG (NY)
4.310%, 04/01/25	879,653	879,653
First Abu Dhabi Bank USA NV
4.320%, 04/01/25	5,610,056	5,610,056
		17,709,820

Mutual Funds—2.7%
Allspring Government Money Market Fund, Select Class, 4.270% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.230% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.210% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.270% (e)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.290% (e)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.270% (e)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.260% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.290% (e)	10,000,000	10,000,000
		23,000,000
Total Securities Lending Reinvestments (Cost $112,236,278)		112,236,249
Total Investments—113.0% (Cost $905,357,542)		974,985,489
Other assets and liabilities (net)—(13.0)%		(112,445,995)
Net Assets—100.0%		$862,539,494

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of March 31, 2025, the market value of securities loaned was $122,159,895 and the collateral received consisted of cash in the amount of $112,201,114 and non-cash collateral with a value of $11,854,826. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at March 31, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a

BHFTI-346

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)

published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$845,409,752	$—	$—	$845,409,752
Total Short-Term Investments*	—	17,339,488	—	17,339,488
Securities Lending Reinvestments
Certificates of Deposit	—	15,495,414	—	15,495,414
Commercial Paper	—	4,983,624	—	4,983,624
Repurchase Agreements	—	51,047,391	—	51,047,391
Time Deposits	—	17,709,820	—	17,709,820
Mutual Funds	23,000,000	—	—	23,000,000
Total Securities Lending Reinvestments	23,000,000	89,236,249	—	112,236,249
Total Investments	$868,409,752	$106,575,737	$—	$974,985,489
Collateral for Securities Loaned (Liability)	$—	$(112,201,114)	$—	$(112,201,114)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-347

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—95.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 45.6%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,542,727	$1,277,644
1.500%, 07/01/41	1,118,684	927,488
2.000%, 09/01/40	979,312	855,429
2.000%, 03/01/41	1,827,387	1,561,396
2.000%, 06/01/41	71,403	60,987
2.000%, 08/01/41	588,594	502,604
2.000%, 12/01/41	261,954	223,465
2.000%, 01/01/42	1,893,734	1,614,295
2.000%, 05/01/42	184,880	157,599
2.000%, 06/01/50	3,286,495	2,639,124
2.000%, 07/01/50	483,861	388,475
2.000%, 11/01/50	130,010	104,955
2.000%, 03/01/51	75,190	60,705
2.000%, 09/01/51	158,573	127,970
2.000%, 11/01/51	230,502	186,189
2.000%, 03/01/52	99,581	80,031
2.500%, 06/01/50	161,674	136,520
2.500%, 07/01/50	522,080	442,229
2.500%, 11/01/50	1,767,428	1,497,782
2.500%, 12/01/50	253,523	214,609
2.500%, 07/01/51	262,201	213,005
2.500%, 09/01/51	632,358	532,834
2.500%, 11/01/51	531,647	450,440
2.500%, 01/01/52	2,117,504	1,788,525
2.500%, 03/01/52	474,107	400,074
2.500%, 04/01/52	2,702,924	2,286,117
2.831%, 1Y RFUCCT + 1.634%, 12/01/50 (a)	605,169	571,574
3.000%, 06/01/31	155,339	150,569
3.000%, 02/01/32	3,997	3,870
3.000%, 03/01/33	557,692	539,467
3.000%, 09/01/33	47,780	46,162
3.000%, 11/01/33	589,945	566,559
3.000%, 03/01/34	44,629	43,022
3.000%, 11/01/42	66,923	60,921
3.000%, 01/01/43	81,350	73,260
3.000%, 02/01/43	381,347	344,477
3.000%, 03/01/43	4,202,375	3,789,716
3.000%, 06/01/43	988,979	890,614
3.000%, 09/01/48	327,416	290,927
3.000%, 09/01/49	1,346,787	1,192,246
3.000%, 11/01/49	403,875	356,546
3.000%, 03/01/50	183,494	162,008
3.000%, 05/01/50	103,667	91,781
3.000%, 02/01/51	219,225	192,878
3.000%, 04/01/52	646,986	566,131
3.000%, 08/01/52	2,150,847	1,891,439
3.500%, 03/01/32	256,582	250,484
3.500%, 06/01/32	716,605	698,640
3.500%, 07/01/32	243,351	237,550
3.500%, 04/01/33	98,020	96,174
3.500%, 02/01/34	1,156,998	1,122,234
3.500%, 04/01/40	54,728	51,080
3.500%, 05/01/40	113,261	105,712
3.500%, 06/01/40	98,056	91,521
3.500%, 07/01/40	14,090	13,150
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 08/01/40	64,128	$59,853
3.500%, 09/01/40	48,305	45,086
3.500%, 10/01/40	22,055	20,584
3.500%, 11/01/40	46,173	43,040
3.500%, 12/01/40	45,161	42,097
3.500%, 04/01/42	234,107	218,497
3.500%, 07/01/42	35,612	33,237
3.500%, 08/01/42	20,854	19,414
3.500%, 09/01/42	99,258	92,545
3.500%, 10/01/42	553,312	516,412
3.500%, 01/01/43	181,234	169,149
3.500%, 02/01/43	91,317	85,229
3.500%, 04/01/43	290,922	271,518
3.500%, 05/01/43	139,511	130,203
3.500%, 11/01/44	165,998	153,790
3.500%, 02/01/45	3,270	3,051
3.500%, 06/01/45	7,092	6,584
3.500%, 11/01/45	1,405,587	1,301,781
3.500%, 01/01/46	127,342	117,290
3.500%, 02/01/46	438,885	403,975
3.500%, 05/01/46	456,124	421,542
3.500%, 06/01/46	80,261	73,522
3.500%, 07/01/46	655,981	603,034
3.500%, 08/01/46	57,107	53,298
3.500%, 09/01/46	301,531	278,977
3.500%, 01/01/47	933,234	861,458
3.500%, 02/01/47	963,816	881,724
3.500%, 07/01/47	197,049	180,136
3.500%, 11/01/47	13,327	12,322
3.500%, 12/01/47	185,312	169,485
3.500%, 02/01/48	56,747	51,739
3.500%, 04/01/48	200,678	183,232
3.500%, 04/01/52	372,076	335,817
3.500%, 05/01/52	170,332	154,952
4.000%, 06/01/33	274,530	271,801
4.000%, 11/01/41	2,178	2,099
4.000%, 09/01/42	23,706	22,843
4.000%, 10/01/42	12,739	12,255
4.000%, 11/01/42	143,465	138,070
4.000%, 12/01/42	44,411	42,746
4.000%, 01/01/43	9,793	9,376
4.000%, 02/01/43	81,913	78,724
4.000%, 03/01/43	27,616	26,523
4.000%, 04/01/43	10,103	9,761
4.000%, 05/01/43	90,062	86,012
4.000%, 06/01/43	17,853	16,907
4.000%, 07/01/43	133,806	128,251
4.000%, 08/01/43	92,031	88,109
4.000%, 09/01/43	163,821	157,280
4.000%, 10/01/43	177,809	170,343
4.000%, 01/01/44	88,614	84,233
4.000%, 02/01/44	15,682	14,894
4.000%, 04/01/44	11,348	10,782
4.000%, 01/01/45	156,347	148,374
4.000%, 02/01/45	160,868	153,330
BHFTI-348

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 12/01/45	179,969	$170,642
4.000%, 12/01/47	362,017	341,619
4.000%, 05/01/48	184,660	174,446
4.000%, 07/01/50	2,169,086	2,056,546
4.000%, 05/01/52	345,037	324,429
4.500%, 05/01/39	33,771	33,400
4.500%, 07/01/40	521,354	514,388
4.500%, 09/01/40	255,721	252,624
4.500%, 02/01/41	25,256	24,950
4.500%, 08/01/41	216,840	213,540
4.500%, 09/01/41	33,367	32,945
4.500%, 10/01/41	72,571	71,520
4.500%, 02/01/44	10,654	10,391
4.500%, 06/01/52	1,518,221	1,460,886
4.500%, 07/01/52	1,027,008	985,846
4.500%, 08/01/52	562,286	539,756
5.000%, 06/01/41	603,710	609,774
5.000%, 07/01/41	72,955	73,393
5.000%, 12/01/44	891,187	901,165
5.000%, 06/01/52	79,652	78,311
5.000%, 07/01/52	720,230	709,199
5.000%, 10/01/52	332,352	328,841
5.500%, 08/01/53	268,477	269,755
5.500%, 11/01/53	936,825	938,517
5.500%, 04/01/54	93,907	94,976
6.000%, 04/01/54	816,805	836,712
6.000%, 05/01/54	382,837	392,487
6.000%, 06/01/54	396,529	404,739
6.000%, 07/01/54	280,674	286,915
6.000%, 02/01/55	199,760	203,193
6.500%, 02/01/53	1,083,950	1,127,311
6.500%, 10/01/53	1,000,072	1,042,570
6.500%, 02/01/54	326,002	337,492
6.500%, 04/01/54	274,270	284,242
6.610%, 1Y RFUCCT + 1.750%, 12/01/40 (a)	195,950	203,192
6.880%, 1Y RFUCCT + 1.880%, 10/01/41 (a)	85,433	87,953
7.157%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	14,521	15,057
7.255%, 1Y RFUCCT + 1.880%, 04/01/41 (a)	988	1,010
7.285%, 1Y RFUCCT + 1.924%, 10/01/42 (a)	28,144	29,248
7.293%, 1Y RFUCCT + 1.750%, 09/01/41 (a)	69,592	72,171
7.484%, 1Y RFUCCT + 1.910%, 05/01/41 (a)	9,510	9,884
7.601%, 1Y RFUCCT + 1.880%, 09/01/41 (a)	7,793	8,066
7.628%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	13,901	14,435
7.785%, 1Y RFUCCT + 1.910%, 06/01/41 (a)	4,048	4,174
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.171%, 10/25/33 (a) (b)	15,000,000	250,441
0.282%, 03/25/34 (a) (b)	8,597,952	216,094
0.310%, 09/25/32 (a) (b)	8,482,336	187,438
0.532%, 10/25/31 (a) (b)	6,086,156	170,380
0.861%, 10/25/35 (a) (b)	16,369,195	998,676
0.873%, 11/25/30 (a) (b)	4,914,750	194,876
1.031%, 10/25/30 (a) (b)	5,401,568	244,471
3.750%, 11/25/29	134,875	133,098
3.750%, 11/25/32	1,000,000	971,047
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
3.990%, 05/25/33 (a)	3,650,000	$3,579,864
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	54,476	50,746
2.000%, 02/25/51 (b)	3,913,823	520,157
2.000%, 03/25/51 (b)	2,656,637	349,605
2.500%, 04/25/51 (b)	1,484,705	237,860
2.500%, 10/25/51 (b)	1,389,762	211,835
2.500%, 12/25/51 (b)	2,607,978	340,963
3.000%, 11/25/50 (b)	551,003	88,745
3.000%, 07/25/51 (b)	1,258,227	257,257
3.000%, 11/25/51 (b)	660,753	96,935
3.500%, 11/15/31	413,556	403,905
3.500%, 04/25/52 (b)	1,349,632	225,114
4.000%, 01/15/41	3,722,963	3,611,077
4.000%, 02/25/50 (b)	480,264	99,315
4.000%, 11/25/51 (b)	535,033	110,025
4.500%, 02/15/41	7,331	7,245
4.500%, 10/25/49 (b)	444,587	100,690
4.500%, 06/25/50 (b)	1,589,556	364,479
4.500%, 12/25/50 (b)	1,309,856	296,661
4.500%, 11/25/51 (b)	449,760	99,101
4.863%, SOFR30A + 0.514%, 03/15/34 (a)	91,240	90,718
5.000%, 10/15/34	94,944	96,350
5.000%, 12/15/37	38,084	38,485
5.000%, 03/15/41	194,882	199,340
5.000%, 04/15/41	640,813	648,314
5.000%, 05/15/41	1,017,230	1,028,177
5.363%, SOFR30A + 1.014%, 02/15/33 (a)	52,714	53,144
5.500%, 05/15/34	535,021	552,310
5.500%, 11/15/36	212,422	217,726
5.500%, 06/15/41	1,365,748	1,419,924
5.640%, SOFR30A + 1.300%, 12/25/54 (a)	628,564	628,482
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.690%, SOFR30A + 1.350%, 01/25/45 (144A) (a)	500,000	494,220
7.690%, SOFR30A + 3.350%, 05/25/42 (144A) (a)	1,050,000	1,090,335
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (b)	730,374	99,803
Federal National Mortgage Association
1.500%, 11/01/41	1,554,127	1,294,076
1.500%, 03/01/42	637,670	523,930
2.000%, 10/01/40	2,593,375	2,218,143
2.000%, 07/01/41	463,482	395,770
2.000%, 11/01/41	1,947,928	1,658,099
2.000%, 02/01/42	1,083,940	921,301
2.000%, 03/01/42	1,095,661	932,955
2.000%, 04/01/42	483,948	411,334
2.000%, 05/01/42	790,181	667,046
2.000%, 08/01/42	912,214	778,793
2.000%, 06/01/50	552,962	444,040
2.000%, 08/01/50	209,500	167,633
2.000%, 10/01/50	197,994	158,670
2.000%, 01/01/51	146,103	117,946
2.000%, 02/01/51	427,036	344,546
2.000%, 03/01/51	73,833	59,757
BHFTI-349

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.000%, 04/01/51	2,235,869	$1,790,473
2.000%, 08/01/51	1,427,280	1,144,906
2.000%, 10/01/51	86,762	70,048
2.000%, 01/01/52	567,322	456,222
2.000%, 02/01/52	650,844	524,517
2.000%, 03/01/52	1,496,251	1,213,613
2.000%, 05/01/52	99,472	80,284
2.500%, 04/01/42	4,452,079	3,925,343
2.500%, 06/01/50	535,590	451,892
2.500%, 10/01/50	2,309,803	1,942,140
2.500%, 11/01/50	452,379	381,649
2.500%, 01/01/51	408,084	344,430
2.500%, 02/01/51	52,932	44,637
2.500%, 04/01/51	193,216	163,500
2.500%, 05/01/51	420,602	340,682
2.500%, 06/01/51	135,818	114,790
2.500%, 07/01/51	71,766	60,868
2.500%, 09/01/51	378,641	319,649
2.500%, 10/01/51	223,658	188,385
2.500%, 11/01/51	594,228	502,887
2.500%, 12/01/51	4,200,998	3,541,880
2.500%, 01/01/52	1,752,693	1,463,777
2.500%, 02/01/52	790,347	667,113
2.500%, 03/01/52	955,966	804,583
2.500%, 04/01/52	318,111	267,478
2.500%, 05/01/52	370,567	310,655
2.500%, 09/01/61	464,608	375,746
3.000%, 08/01/27	12,819	12,622
3.000%, 10/01/27	19,953	19,628
3.000%, 11/01/27	6,052	5,953
3.000%, 12/01/27	11,491	11,294
3.000%, 01/01/28	11,140	10,944
3.000%, 02/01/28	9,150	8,985
3.000%, 03/01/28	11,081	10,883
3.000%, 04/01/28	10,214	10,028
3.000%, 05/01/28	13,104	12,859
3.000%, 06/01/28	12,362	12,122
3.000%, 07/01/28	12,343	12,108
3.000%, 08/01/28	14,049	13,775
3.000%, 09/01/28	16,221	15,895
3.000%, 01/01/29	11,565	11,275
3.000%, 03/01/29	20,135	19,700
3.000%, 06/01/32	32,393	31,322
3.000%, 10/01/32	3,434	3,313
3.000%, 02/01/33	1,265,131	1,222,455
3.000%, 03/01/33	165,815	160,216
3.000%, 04/01/33	131,765	127,281
3.000%, 05/01/33	64,603	62,338
3.000%, 06/01/33	29,988	28,899
3.000%, 07/01/33	129,158	124,749
3.000%, 08/01/33	536,806	517,886
3.000%, 10/01/33	140,315	135,406
3.000%, 11/01/33	84,867	81,809
3.000%, 12/01/33	44,454	42,840
3.000%, 01/01/34	45,006	43,393
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 02/01/34	69,084	$66,588
3.000%, 03/01/34	172,030	165,640
3.000%, 05/01/34	85,864	82,194
3.000%, 05/01/42	3,384,439	3,052,091
3.000%, 09/01/42	761,027	689,676
3.000%, 10/01/42	487,390	440,786
3.000%, 11/01/42	1,174,855	1,056,673
3.000%, 06/01/43	109,601	98,237
3.000%, 07/01/43	244,212	218,892
3.000%, 10/01/43	237,370	212,758
3.000%, 01/01/45	217,910	195,303
3.000%, 08/01/46	112,930	100,154
3.000%, 09/01/46	335,051	297,123
3.000%, 10/01/46	143,808	127,300
3.000%, 11/01/48	580,877	517,378
3.000%, 09/01/49	475,276	418,090
3.000%, 11/01/49	107,749	94,677
3.000%, 02/01/50	516,791	452,704
3.000%, 03/01/50	473,150	411,062
3.000%, 04/01/50	709,001	624,593
3.000%, 08/01/50	237,607	209,452
3.000%, 11/01/50	335,989	296,061
3.000%, 05/01/51	139,739	122,465
3.000%, 06/01/51	385,441	339,628
3.000%, 09/01/51	478,832	418,894
3.000%, 10/01/51	1,208,082	1,057,233
3.000%, 11/01/51	1,346,072	1,181,518
3.000%, 12/01/51	69,625	60,728
3.000%, 01/01/52	519,535	456,229
3.000%, 03/01/52	75,478	66,634
3.000%, 04/01/52	402,609	352,580
3.000%, 06/01/52	2,227,819	1,950,534
3.500%, 07/01/32	734,835	716,499
3.500%, 09/01/32	638,591	616,883
3.500%, 01/01/34	530,962	514,414
3.500%, 11/01/42	1,078,620	1,005,402
3.500%, 11/01/46	166,080	153,670
3.500%, 07/01/47	790,713	727,858
3.500%, 12/01/47	2,012,043	1,843,456
3.500%, 06/01/49	234,281	214,036
3.500%, 08/01/50	53,975	49,304
3.500%, 05/01/51	166,257	151,197
3.500%, 10/01/56	1,027,519	924,542
4.000%, 11/01/31	276,938	273,856
4.000%, 08/01/32	243,257	239,334
4.000%, 11/01/40	931,585	896,345
4.000%, 04/01/42	110,376	106,167
4.000%, 10/01/42	90,674	87,102
4.000%, 11/01/42	105,316	101,091
4.000%, 06/01/43	52,009	49,423
4.000%, 08/01/43	33,134	31,733
4.000%, 09/01/43	622,865	596,887
4.000%, 10/01/43	100,362	96,471
4.000%, 02/01/44	36,451	34,981
4.000%, 04/01/44	53,177	51,027
BHFTI-350

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 12/01/45	429,857	$407,060
4.000%, 03/01/46	30,379	28,768
4.000%, 05/01/46	20,500	19,357
4.000%, 09/01/47	8,075	7,699
4.000%, 05/01/48	319,048	300,883
4.000%, 05/01/52	83,610	78,665
4.000%, 06/01/52	643,217	605,174
4.500%, 12/01/40	603,742	595,177
4.500%, 08/01/41	53,922	53,191
4.500%, 11/01/41	354,750	348,255
4.500%, 10/01/44	415,021	406,350
4.500%, 02/01/45	172,558	168,857
4.500%, 05/01/48	20,729	20,188
4.500%, 12/01/48	713,884	695,386
4.500%, 04/01/49	18,234	17,721
4.500%, 09/01/49	84,328	82,131
4.500%, 10/01/49	39,035	37,986
4.500%, 01/01/50	167,090	164,026
4.500%, 07/01/52	340,065	328,315
4.500%, 09/01/53	362,483	353,161
4.500%, 08/01/58	93,670	89,856
5.000%, 04/01/41	6,758	6,779
5.000%, 06/01/41	16,993	17,026
5.000%, 08/01/41	6,652	6,672
5.000%, 08/01/48	34,277	34,260
5.000%, 02/01/53	87,975	86,653
5.500%, 05/01/44	2,229,471	2,286,740
5.500%, 07/01/53	258,253	259,873
5.500%, 06/01/54	93,591	94,532
6.000%, 10/01/34	42,060	43,699
6.000%, 09/01/37	10,306	10,720
6.000%, 10/01/37	113,610	118,482
6.000%, 01/01/38	112,013	116,818
6.000%, 03/01/38	40,808	42,877
6.000%, 07/01/38	17,903	18,671
6.000%, 01/01/40	110,416	115,155
6.000%, 05/01/40	157,411	164,161
6.000%, 07/01/41	584,592	609,529
6.000%, 01/01/42	10,124	10,441
6.000%, 03/01/54	718,728	733,435
6.000%, 05/01/54	565,271	574,567
6.500%, 07/01/32	24,578	25,698
6.500%, 12/01/32	7,213	7,541
6.500%, 07/01/35	8,398	8,750
6.500%, 12/01/35	73,856	76,848
6.500%, 08/01/36	122,933	127,489
6.500%, 08/01/39	451,849	470,261
6.500%, 12/01/53	241,212	249,805
6.500%, 03/01/54	419,330	434,652
6.500%, 04/01/54	537,513	557,703
6.713%, 1Y RFUCCT + 1.818%, 02/01/42 (a)	18,236	18,870
6.758%, 02/01/39	22,600	23,362
7.004%, 1Y RFUCCT + 1.830%, 10/01/41 (a)	4,816	4,961
7.166%, 1Y RFUCCT + 1.700%, 06/01/42 (a)	11,338	11,723
7.318%, 1Y RFUCCT + 1.818%, 09/01/41 (a)	5,420	5,588
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
7.622%, 1Y RFUCCT + 1.800%, 07/01/41 (a)	2,798	$2,881
7.638%, 1Y RFUCCT + 1.818%, 07/01/41 (a)	7,264	7,545
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.940%, SOFR30A + 1.600%, 09/25/44 (144A) (a)	260,000	259,480
6.140%, SOFR30A + 1.800%, 01/25/44 (144A) (a)	510,000	511,100
7.040%, SOFR30A + 2.700%, 07/25/43 (144A) (a)	780,000	800,760
7.940%, SOFR30A + 3.600%, 07/25/42 (144A) (a)	930,000	969,301
8.086%, SOFR30A + 3.750%, 12/25/42 (144A) (a)	1,030,000	1,083,591
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	6,059,755	5,866,542
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	761,358	96,319
2.000%, 10/25/52 (b)	3,311,031	420,750
4.500%, 10/25/53 (b)	1,382,149	312,170
Federal National Mortgage Association REMICS
1.750%, 06/25/42	72,978	68,012
1.750%, 01/25/43	56,420	52,402
2.000%, 10/25/50 (b)	1,736,657	217,453
2.096%, -1x SOFR30A + 6.436%, 06/25/41 (a) (b)	2,633	11
2.500%, 07/25/50 (b)	712,917	101,236
2.500%, 12/25/50 (b)	720,902	102,335
2.500%, 02/25/51 (b)	659,930	99,916
2.500%, 10/25/51 (b)	1,198,885	202,703
3.000%, 05/25/46	1,253,210	1,198,559
3.000%, 08/25/50 (b)	625,624	101,490
3.000%, 10/25/51 (b)	1,007,808	184,085
3.500%, 09/25/50 (b)	563,886	91,638
3.500%, 03/25/51 (b)	491,695	108,428
4.000%, 11/25/49 (b)	1,362,359	246,665
4.000%, 07/25/50 (b)	462,075	93,021
4.250%, 03/25/42	826,303	792,586
4.500%, 12/25/40	56,725	54,528
4.750%, 01/25/41	182,278	180,650
5.000%, 12/25/34	78,576	79,651
5.000%, 03/25/35	63,410	64,297
5.000%, 08/25/39	107,156	108,660
5.000%, 02/25/41	89,703	87,152
5.374%, SOFR30A + 1.034%, 03/25/36 (a)	116,180	117,160
5.384%, SOFR30A + 1.044%, 06/25/36 (a)	160,129	161,608
5.500%, 08/25/35	330,374	340,290
6.000%, 06/25/45 (b)	165,145	21,355
Government National Mortgage Association
0.833%, 02/16/63 (a) (b)	3,226,970	203,967
0.883%, 06/16/62 (a) (b)	3,640,776	230,269
0.965%, 10/16/61 (a) (b)	2,761,150	205,171
0.965%, 05/16/62 (a) (b)	6,906,399	460,905
1.000%, 07/16/60	174,363	122,661
1.010%, 09/16/62 (a) (b)	3,656,568	262,632
1.113%, 06/16/61 (a) (b)	2,845,111	228,568
1.144%, 06/16/61 (a) (b)	2,559,631	211,359
1.271%, 09/16/60 (a) (b)	2,745,467	250,828
1.329%, 06/16/63 (a) (b)	2,593,584	239,083
1.432%, 06/16/61 (a) (b)	2,005,510	195,625
2.000%, 02/20/51	2,743,278	2,193,693
BHFTI-351

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.500%, 12/20/50	197,450	$166,820
2.500%, 02/20/51	442,627	377,719
2.500%, 03/20/51	592,862	505,923
2.500%, 04/20/51	1,498,298	1,279,121
2.500%, 07/20/51	349,742	298,454
2.500%, 08/20/51	785,588	670,387
3.000%, 05/15/42	159,381	144,714
3.000%, 12/20/42	428,023	380,716
3.000%, 03/20/43	404,273	358,053
3.000%, 04/15/43	54,660	49,628
3.000%, 05/15/43	32,528	29,534
3.000%, 01/15/45	21,946	19,629
3.000%, 02/15/45	31,332	27,983
3.000%, 03/15/45	166,673	148,932
3.000%, 05/15/45	11,260	10,056
3.000%, 06/15/45	15,962	14,184
3.000%, 07/15/45	88,547	79,081
3.000%, 01/20/48	525,787	471,214
3.000%, 06/20/51	69,278	60,979
3.000%, 09/20/51	2,361,166	2,092,478
3.000%, 04/20/52	69,043	60,399
3.500%, 11/15/41	102,581	96,540
3.500%, 02/15/42	80,211	75,384
3.500%, 03/15/42	107,161	100,844
3.500%, 05/15/42	223,649	210,335
3.500%, 06/15/42	154,714	145,115
3.500%, 12/20/42	128,991	120,311
3.500%, 05/20/46	643,239	594,459
3.500%, 06/20/46	1,622,716	1,500,247
3.500%, 11/20/47	102,805	95,042
3.500%, 02/20/48	325,416	300,312
3.500%, 10/20/48	352,304	325,443
3.500%, 05/15/50	136,693	125,124
3.500%, 02/20/52	155,251	142,529
3.500%, 06/20/52	71,704	64,768
4.000%, 09/20/39	39,800	38,212
4.000%, 09/15/40	565,830	538,751
4.000%, 10/15/40	33,044	31,730
4.000%, 10/20/40	5,487	5,268
4.000%, 11/20/40	383,746	368,430
4.000%, 03/15/41	326,427	313,151
4.000%, 06/15/41	12,371	11,868
4.000%, 09/15/41	59,050	56,648
4.000%, 10/15/41	245,201	234,980
4.000%, 10/20/41	498,314	478,418
4.000%, 11/15/41	83,188	79,804
4.000%, 11/20/41	192,680	184,988
4.000%, 12/15/41	217,098	207,826
4.000%, 01/15/42	6,433	6,171
4.000%, 02/15/42	11,789	11,309
4.000%, 03/15/42	75,637	72,441
4.000%, 04/20/42	253,927	243,788
4.000%, 06/20/42	19,017	18,258
4.000%, 11/15/42	7,836	7,517
4.000%, 01/15/43	24,890	23,644
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 10/20/44	440,537	$421,306
4.000%, 11/20/44	441,369	422,101
4.000%, 12/20/44	25,614	24,496
4.000%, 08/20/46	75,874	72,117
4.000%, 08/20/48	72,901	68,795
4.000%, 03/15/50	25,655	24,242
4.000%, 03/20/50	28,747	27,167
4.000%, 04/20/50	211,066	198,456
4.500%, 08/15/39	471,595	464,060
4.500%, 02/20/40	42,690	42,040
4.500%, 06/15/40	142,322	140,016
4.500%, 07/15/40	31,059	30,468
4.500%, 09/20/40	4,582	4,502
4.500%, 03/15/41	184,414	181,115
4.500%, 04/15/41	15,672	15,366
4.500%, 08/20/48	376,480	366,150
4.500%, 09/20/48	257,019	249,953
4.500%, 10/20/48	363,294	353,288
4.500%, 01/20/49	55,937	54,248
4.500%, 03/20/50	74,510	72,424
5.000%, 03/15/39	18,954	18,921
5.000%, 07/15/39	37,894	38,439
5.000%, 08/15/39	29,595	29,803
5.000%, 09/15/39	23,389	23,690
5.000%, 04/15/40	12,690	12,768
5.000%, 08/15/40	59,724	59,533
5.000%, 04/15/41	27,900	27,896
5.000%, 09/15/41	25,490	25,847
5.000%, 08/20/52	1,689,507	1,670,807
5.000%, 11/20/52	83,021	81,791
5.000%, 12/20/52	82,958	81,961
5.000%, 02/20/53	168,537	166,021
5.470%, 08/20/59 (a)	344	337
5.500%, 10/15/39	5,557	5,733
5.500%, 03/20/53	2,369,138	2,381,856
5.500%, 04/20/53	159,934	160,727
6.000%, 06/15/36	264,261	277,624
6.000%, 02/20/54	540,496	557,012
6.500%, 01/20/54	470,709	487,792
Government National Mortgage Association REMICS
0.968%, 06/16/61 (a) (b)	3,178,101	233,825
1.666%, -1x 1M TSFR + 5.986%, 07/20/41 (a) (b)	53,702	5,906
2.500%, 11/20/46	80,839	73,153
3.000%, 09/20/50 (b)	702,890	103,244
3.000%, 07/20/51 (b)	747,295	108,985
3.250%, 08/20/68	1,384,210	1,345,456
4.000%, 12/20/40	1,042,778	1,008,134
4.000%, 08/20/47 (b)	1,440,447	251,633
4.500%, 05/16/40	7,889	7,856
4.500%, 12/20/40	1,188,568	1,170,320
4.500%, 09/20/47 (b)	1,029,161	183,581
4.500%, 10/20/47 (b)	1,232,298	233,292
4.540%, 1Y H15 + 0.350%, 08/20/66 (a)	261,983	260,231
4.684%, 1M TSFR + 0.364%, 10/20/47 (a)	421,707	407,999
4.690%, 1Y H15 + 0.500%, 05/20/66 (a)	204,221	203,042
BHFTI-352

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
4.723%, 1M TSFR + 0.414%, 08/20/60 (a)	23,382	$23,299
4.723%, 1M TSFR + 0.414%, 09/20/60 (a)	35,540	35,487
4.734%, 1M TSFR + 0.414%, 05/20/48 (a)	375,313	363,747
4.734%, 1M TSFR + 0.414%, 06/20/48 (a)	497,036	482,032
4.768%, 1M TSFR + 0.444%, 07/20/60 (a)	48,330	48,195
4.913%, 1M TSFR + 0.604%, 02/20/61 (a)	11,618	11,601
4.914%, 1M TSFR + 0.594%, 01/20/38 (a)	13,256	13,213
4.923%, 1M TSFR + 0.614%, 12/20/60 (a)	50,697	50,646
4.923%, 1M TSFR + 0.614%, 02/20/61 (a)	3,826	3,821
4.923%, 1M TSFR + 0.614%, 04/20/61 (a)	20,118	20,098
4.923%, 1M TSFR + 0.614%, 05/20/61 (a)	33,089	33,046
4.934%, 1M TSFR + 0.614%, 07/20/37 (a)	50,989	50,959
4.953%, 1M TSFR + 0.644%, 06/20/61 (a)	20,721	20,707
4.964%, 1M TSFR + 0.644%, 12/16/39 (a)	47,982	47,796
5.000%, 12/20/39	2,287,210	2,322,860
5.000%, 03/20/40	1,076,835	1,083,887
5.000%, 05/20/45 (b)	1,060,230	233,714
5.023%, 1M TSFR + 0.714%, 10/20/61 (a)	97,890	97,911
5.034%, 1M TSFR + 0.714%, 11/16/39 (a)	83,071	82,969
5.053%, 1M TSFR + 0.744%, 01/20/62 (a)	101,840	101,906
5.053%, 1M TSFR + 0.744%, 03/20/62 (a)	98,350	98,372
5.073%, 1M TSFR + 0.764%, 05/20/61 (a)	6,824	6,820
5.123%, 1M TSFR + 0.814%, 11/20/61 (a)	88,525	88,646
5.123%, 1M TSFR + 0.814%, 01/20/62 (a)	99,891	100,036
5.500%, 04/20/34	236,341	239,405
Government National Mortgage Association, TBA
3.000%, TBA (c)	100,000	88,563
4.500%, TBA (c)	900,000	863,437
5.000%, TBA (c)	4,300,000	4,229,231
5.500%, TBA (c)	3,100,000	3,106,371
6.000%, TBA (c)	2,700,000	2,740,206
6.500%, TBA (c)	1,100,000	1,126,013
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	100,000	79,458
2.500%, TBA (c)	600,000	498,861
3.000%, TBA (c)	1,600,000	1,386,501
5.000%, TBA (c)	3,400,000	3,332,172
5.500%, TBA (c)	8,500,000	8,488,701
6.000%, TBA (c)	5,900,000	5,992,288
6.500%, TBA (c)	1,000,000	1,031,119
		241,039,260
Federal Agencies — 36.0%
Federal Farm Credit Banks Funding Corp.
1.600%, 07/15/30	5,000,000	4,406,557
1.980%, 07/13/38	19,515,000	14,478,899
3.700%, 03/24/42	10,000,000	8,378,041
4.375%, 03/03/33	8,400,000	8,406,926
5.125%, 05/09/25	5,000,000	5,003,860
5.480%, 06/27/42	2,000,000	1,985,880
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	3,955,518
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	5,804,636
Zero Coupon, 12/15/36	45,000,000	25,660,247
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	$12,445,771
Federal National Mortgage Association
Zero Coupon, 11/15/30	5,000,000	3,949,466
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	10,000,000	8,077,352
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	6,270,072
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	29,157,753
Zero Coupon, 04/15/30	35,000,000	28,394,351
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 07/15/29	8,669,000	7,258,755
Zero Coupon, 01/15/34	12,669,000	8,424,219
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	5,000,000	4,965,886
U.S. International Development Finance Corp.
1.110%, 05/15/29	3,642,857	3,398,900
		190,423,089
U.S. Treasury — 13.7%
U.S. Treasury Bonds
3.375%, 11/15/48	48,000,000	38,960,625
3.625%, 02/15/44	9,000,000	7,875,000
4.625%, 05/15/44	9,300,000	9,330,152
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (d)	4,076,376	2,487,065
U.S. Treasury Notes
4.250%, 01/31/26	14,000,000	14,014,547
		72,667,389
Total U.S. Treasury & Government Agencies (Cost $548,673,339)		504,129,738

Foreign Government—8.4%
Sovereign — 8.4%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,785,354
Colombia Government International Bonds
3.125%, 04/15/31	5,090,000	4,110,684
Hashemite Kingdom of Jordan Government AID Bonds
3.000%, 06/30/25	10,389,000	10,339,859
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,405,726
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,636,767
Israel Government International Bonds
5.500%, 03/12/34	3,000,000	2,973,000
Mexico Government International Bonds
4.500%, 04/22/29	4,650,000	4,511,907
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	2,702,317
BHFTI-353

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of Poland Government International Bonds
3.250%, 04/06/26	2,820,000	$2,787,884
Total Foreign Government (Cost $46,613,323)		44,253,498

Mortgage-Backed Securities—1.5%
Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust
5.348%, 10/25/69 (144A) (e)	658,540	656,318
BRAVO Residential Funding Trust
5.803%, 06/25/64 (144A) (e)	563,540	565,606
GCAT Trust
6.500%, 09/25/54 (144A) (a)	177,871	181,602
JP Morgan Mortgage Trust
5.966%, 06/25/65 (144A) (e)	400,000	401,048
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (a)	871,316	886,282
OBX Trust
5.755%, 02/25/55 (144A) (e)	1,149,575	1,146,875
6.015%, 11/25/64 (144A) (e)	1,019,023	1,021,961
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (a)	1,165,438	1,183,359
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,028,525	999,954
Verus Securitization Trust
5.976%, 01/25/70 (144A) (e)	1,039,749	1,040,020
Total Mortgage-Backed Securities (Cost $8,083,533)		8,083,025

Short-Term Investments—1.6%
Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 03/31/25 at 3.250%, due on 04/01/25, with a maturity value of $8,772,448; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $8,947,151	8,771,656	8,771,656
Total Short-Term Investments (Cost $8,771,656)		8,771,656
Total Investments—106.8% (Cost $612,141,851)		565,237,917
Other assets and liabilities (net)—(6.8)%		(36,210,688)
Net Assets—100.0%		$529,027,229

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2025.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Principal amount of security is adjusted for inflation.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the market value of 144A securities was
$17,779,529, which is 3.4% of net assets.

BHFTI-354

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of March 31, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/18/25	266	USD	31,196,813	$505,094

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/18/25	(190)	USD	(21,131,563)	(276,899)
Net Unrealized Appreciation					$228,195
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$504,129,738	$—	$504,129,738
Total Foreign Government*	—	44,253,498	—	44,253,498
Total Mortgage-Backed Securities*	—	8,083,025	—	8,083,025
Total Short-Term Investments*	—	8,771,656	—	8,771,656
Total Investments	$—	$565,237,917	$—	$565,237,917
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$505,094	$—	$—	$505,094
Futures Contracts (Unrealized Depreciation)	(276,899)	—	—	(276,899)
Total Futures Contracts	$228,195	$—	$—	$228,195

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-355

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio  calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTI-356

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTI-357